UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-07852

Victory Portfolios III
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas  78256
 (Address of principal executive offices)                                        (Zip code)

Mark Amorosi  K&L Gates LLP 1601 K Street, NW Washington, DC 20006-1600
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Victory California Bond Fund

Class A

Ticker: UXABX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$79	0.78%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Security selection in the tax revenue and utility sectors.

  Security selection in the AA rated category.

  Overweight allocation to the BBB rated category.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory California Bond Fund Class A @ NAV - $12,199	Victory California Bond Fund Class A @ MOP - $11,924	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,590	Lipper California Municipal Debt Funds Index - $12,516
2/15	$10,000	$9,774	$10,000	$10,000
2/16	$10,355	$10,121	$10,395	$10,416
2/17	$10,359	$10,125	$10,421	$10,433
2/18	$10,666	$10,425	$10,682	$10,757
2/19	$11,003	$10,754	$11,123	$11,125
2/20	$12,047	$11,775	$12,175	$12,299
2/21	$12,048	$11,776	$12,304	$12,272
2/22	$12,071	$11,798	$12,223	$12,232
2/23	$11,243	$10,989	$11,600	$11,407
2/24	$11,879	$11,611	$12,228	$12,076
2/25	$12,199	$11,924	$12,590	$12,516

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	2.69%	0.25%	2.01%
Class A @ MOP	0.38%	-0.21%	1.77%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%
Lipper California Municipal Debt Funds Index	3.65%	0.35%	2.27%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$454,431
Number of Holdings	167
Investment Advisory Fees	$1,632
Portfolio Turnover	11%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Special Tax	3.2%
Higher Education	3.8%
Nursing Homes	5.0%
General Obligation	5.3%
Airport	6.7%
Transportation	8.6%
Education	10.0%
General	12.4%
School District	15.5%
Medical	17.9%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UXABX — AR (2/25)

Victory California Bond Fund

Fund Shares

Ticker: USCBX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$56	0.55%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Security selection in the tax revenue and utility sectors.

  Security selection in the AA rated category.

  Overweight allocation to the BBB rated category.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory California Bond Fund, Fund Shares - $12,498	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,590	Lipper California Municipal Debt Funds Index - $12,516
2/15	$10,000	$10,000	$10,000
2/16	$10,381	$10,395	$10,416
2/17	$10,421	$10,421	$10,433
2/18	$10,744	$10,682	$10,757
2/19	$11,120	$11,123	$11,125
2/20	$12,194	$12,175	$12,299
2/21	$12,237	$12,304	$12,272
2/22	$12,290	$12,223	$12,232
2/23	$11,471	$11,600	$11,407
2/24	$12,144	$12,228	$12,076
2/25	$12,498	$12,590	$12,516

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	3.02%	0.49%	2.26%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%
Lipper California Municipal Debt Funds Index	3.65%	0.35%	2.27%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$454,431
Number of Holdings	167
Investment Advisory Fees	$1,632
Portfolio Turnover	11%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Special Tax	3.2%
Higher Education	3.8%
Nursing Homes	5.0%
General Obligation	5.3%
Airport	6.7%
Transportation	8.6%
Education	10.0%
General	12.4%
School District	15.5%
Medical	17.9%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCBX — AR (2/25)

Victory California Bond Fund

Institutional Shares

Ticker: UCBIX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$52	0.51%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment-grade municipal bonds.

Top contributors to performance:

  Security selection in the tax revenue and utility sectors.

  Security selection in the AA rated category.

  Overweight allocation to the BBB rated category.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory California Bond Fund Institutional Shares - $1,047,754	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,044,707	Lipper California Municipal Debt Funds Index - $1,049,733
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
2/21	$1,022,628	$1,020,951	$1,029,271
2/22	$1,027,557	$1,014,217	$1,025,850
2/23	$960,635	$962,513	$956,717
2/24	$1,017,551	$1,014,664	$1,012,791
2/25	$1,047,754	$1,044,707	$1,049,733
Footnote	Description
Footnote*	Inception date for the Victory California Bond Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	Since Inception
Institutional Shares	2.97%	1.00%
Bloomberg Municipal Bond Index	2.96%	0.94%
Lipper California Municipal Debt Funds Index	3.65%	1.05%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$454,431
Number of Holdings	167
Investment Advisory Fees	$1,632
Portfolio Turnover	11%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Special Tax	3.2%
Higher Education	3.8%
Nursing Homes	5.0%
General Obligation	5.3%
Airport	6.7%
Transportation	8.6%
Education	10.0%
General	12.4%
School District	15.5%
Medical	17.9%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCBIX — AR (2/25)

Victory Cornerstone Aggressive Fund

Fund Shares

Ticker: UCAGX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Cornerstone Aggressive Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$108	1.03%

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s tactical overweight to shorter duration investment grade fixed income added to performance.

  Security selection within emerging market equities was positive.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  Security selection within U.S. large cap and developed international equities detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Cornerstone Aggressive Fund, Fund Shares - $17,958	MSCI All Country World Index (regulatory broad based index) - $23,908	Cornerstone Aggressive Composite Index - $21,374
2/15	$10,000	$10,000	$10,000
2/16	$8,824	$8,768	$9,101
2/17	$10,268	$10,704	$10,833
2/18	$11,591	$12,715	$12,315
2/19	$11,449	$12,608	$12,489
2/20	$11,613	$13,098	$13,135
2/21	$14,100	$17,060	$16,417
2/22	$15,201	$18,392	$17,465
2/23	$14,231	$16,873	$16,139
2/24	$16,412	$20,779	$18,964
2/25	$17,958	$23,908	$21,374

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	9.42%	9.11%	6.03%
MSCI All Country World Index	15.06%	12.79%	9.11%
Cornerstone Aggressive Composite Index	12.71%	10.23%	7.89%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$392,426
Number of Holdings	397
Investment Advisory Fees	$2,358
Portfolio Turnover	72%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

VictoryShares Core Intermediate Bond ETF	8.3%
Schwab Fundamental International Equity ETF	7.5%
Vanguard FTSE Developed Markets ETF	7.4%
Vanguard S&P 500 ETF	5.1%
VictoryShares Free Cash Flow Growth ETF	3.5%
iShares Core S&P 500 ETF	3.5%
Schwab Fundamental Emerging Markets Equity ETF	3.1%
Vanguard FTSE Emerging Markets ETF	2.9%
Apple, Inc.	2.6%
VictoryShares Core Plus Intermediate Bond ETF	2.2%

Asset AllocationFootnote Reference*^(% of Net Assets)

(as of February 28, 2025)

Value	Value
Exchange-Traded Funds	48.5%
Common Stocks	34.3%
Affiliated Fixed-Income Exchange-Traded Funds	12.3%
Affiliated Equity Exchange-Traded Funds	3.7%
U.S. Treasury Obligations	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCAGX — AR (2/25)

Victory Cornerstone Conservative Fund

Fund Shares

Ticker: USCCX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Cornerstone Conservative Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$10	0.10%

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical overweight to shorter duration investment grade fixed income and gold mining stocks added to performance.

  Security selection within investment-grade fixed income mutual funds and ETFs contributed positively over the period.

  Security selection within developed international equities helped performance.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  Security selection within non-investment grade fixed income detracted from performance.

  Security selection within emerging markets equities and U.S. small cap equities negatively impacted performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Cornerstone Conservative Fund, Fund Shares - $14,568	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,036	Cornerstone Conservative Composite Index - $13,990
2/15	$10,000	$10,000	$10,000
2/16	$9,541	$10,094	$9,840
2/17	$10,560	$10,417	$10,521
2/18	$11,024	$10,518	$10,950
2/19	$11,187	$10,854	$11,255
2/20	$12,169	$12,077	$12,345
2/21	$13,189	$12,334	$13,291
2/22	$13,288	$11,997	$13,226
2/23	$12,446	$10,881	$12,092
2/24	$13,472	$11,323	$12,974
2/25	$14,568	$12,036	$13,990

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	8.14%	3.66%	3.83%
Bloomberg U.S. Universal Index	6.30%	-0.07%	1.87%
Cornerstone Conservative Composite Index	7.84%	2.53%	3.41%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$209,894
Number of Holdings	24
Investment Advisory Fees	$-
Portfolio Turnover	7%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Victory Core Plus Intermediate Bond Fund, Institutional Shares	24.1%
VictoryShares Short-Term Bond ETF	14.2%
Victory Government Securities Fund, Institutional Shares	12.0%
VictoryShares Core Intermediate Bond ETF	9.8%
Victory Income Fund, Institutional Shares	8.2%
Victory Market Neutral Income Fund, Class I	4.8%
Victory High Income Fund, Institutional Shares	4.6%
Victory 500 Index Fund, Reward Shares	3.9%
Victory International Fund, Institutional Shares	3.5%
Victory Target Managed Allocation Fund	2.3%

Asset AllocationFootnote Reference*^(% of Net Assets)

(as of February 28, 2025)

Value	Value
Affiliated Fixed-Income Mutual Funds	48.9%
Affiliated Equity Mutual Funds	17.4%
Affiliated Fixed-Income Exchange-Traded Funds	24.1%
Affiliated Equity Exchange-Traded Funds	9.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCCX — AR (2/25)

Victory Cornerstone Equity Fund

Fund Shares

Ticker: UCEQX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Cornerstone Equity Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$10	0.09%

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical overweight to gold mining stocks added to performance.

  Security selection within developed international equities contributed positively to performance.

  The Fund’s holdings that invest primarily in companies with high free cash flow helped performance.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  Security selection within emerging markets equities and U.S. small cap equities dragged on performance.

  The Fund’s holdings that invest primarily in higher quality dividend paying companies detracted from performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Cornerstone Equity Fund, Fund Shares - $21,397	MSCI All Country World Index (regulatory broad based index) - $23,908	Cornerstone Equity Composite Index - $23,895
2/15	$10,000	$10,000	$10,000
2/16	$8,825	$8,768	$8,876
2/17	$10,845	$10,704	$10,901
2/18	$12,699	$12,715	$12,718
2/19	$12,335	$12,608	$12,821
2/20	$12,322	$13,098	$13,289
2/21	$15,595	$17,060	$17,303
2/22	$16,872	$18,392	$18,760
2/23	$15,593	$16,873	$17,362
2/24	$18,856	$20,779	$20,934
2/25	$21,397	$23,908	$23,895

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	13.47%	11.67%	7.90%
MSCI All Country World Index	15.06%	12.79%	9.11%
Cornerstone Equity Composite Index	14.14%	12.45%	9.10%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$253,107
Number of Holdings	19
Investment Advisory Fees	$-
Portfolio Turnover	11%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Victory 500 Index Fund, Reward Shares	19.9%
Victory International Fund, Institutional Shares	17.1%
VictoryShares International Value Momentum ETF	9.6%
VictoryShares WestEnd U.S. Sector ETF	8.3%
Victory Nasdaq-100 Index Fund, Class R6	7.4%
VictoryShares Free Cash Flow ETF	5.9%
VictoryShares Emerging Markets Value Momentum ETF	5.9%
VictoryShares US Value Momentum ETF	5.6%
Victory Income Stock Fund, Institutional Shares	4.6%
Victory Target Managed Allocation Fund	4.5%

Asset AllocationFootnote Reference*^(% of Net Assets)

(as of February 28, 2025)

Value	Value
Affiliated Equity Mutual Funds	56.0%
Affiliated Equity Exchange-Traded Funds	43.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCEQX — AR (2/25)

Victory Cornerstone Moderate Fund

Fund Shares

Ticker: USBSX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Cornerstone Moderate Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$86	0.83%

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s tactical overweight to shorter duration investment grade fixed income added to performance.

  Security selection within emerging market equities and U.S. small cap equities was positive.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  Security selection within U.S. large cap equities and detracted from performance.

  Security selection within non-investment grade fixed income negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Cornerstone Moderate Fund, Fund Shares - $15,059	MSCI All Country World Index (regulatory broad based index) - $23,908	Cornerstone Moderate Composite Index - $17,493
2/15	$10,000	$10,000	$10,000
2/16	$9,076	$8,768	$9,474
2/17	$10,169	$10,704	$10,697
2/18	$11,049	$12,715	$11,650
2/19	$11,037	$12,608	$11,904
2/20	$11,545	$13,098	$12,806
2/21	$13,149	$17,060	$14,901
2/22	$13,644	$18,392	$15,328
2/23	$12,608	$16,873	$14,104
2/24	$13,937	$20,779	$15,863
2/25	$15,059	$23,908	$17,493

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	8.12%	5.46%	4.18%
MSCI All Country World Index	15.06%	12.79%	9.11%
Cornerstone Moderate Composite Index	10.28%	6.44%	5.75%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,130,858
Number of Holdings	202
Investment Advisory Fees	$6,691
Portfolio Turnover	58%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

VictoryShares Core Intermediate Bond ETF	23.1%
VictoryShares Core Plus Intermediate Bond ETF	6.5%
Schwab Fundamental International Equity ETF	4.9%
Vanguard FTSE Developed Markets ETF	3.0%
Vanguard S&P 500 ETF	2.9%
iShares Core S&P 500 ETF	2.4%
Schwab Fundamental Emerging Markets Equity ETF	2.1%
VictoryShares Free Cash Flow Growth ETF	2.1%
iShares Core U.S. Aggregate Bond ETF	1.9%
VictoryShares Short-Term Bond ETF	1.8%

Asset AllocationFootnote Reference*^(% of Net Assets)

(as of February 28, 2025)

Value	Value
Exchange-Traded Funds	43.9%
Affiliated Fixed-Income Exchange-Traded Funds	33.2%
Affiliated Equity Exchange-Traded Funds	2.1%
Common Stocks	18.8%
U.S. Treasury Obligations	0.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBSX — AR (2/25)

Victory Cornerstone Moderately Aggressive Fund

Fund Shares

Ticker: USCRX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Cornerstone Moderately Aggressive Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$88	0.84%

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s tactical overweight to shorter duration investment grade fixed income and emerging market fixed income added to performance.

  Security selection within emerging market equities and U.S. small cap equities was positive.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  Security selection within U.S. large cap equities and detracted from performance.

  Security selection within non-investment grade fixed income negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Cornerstone Moderately Aggressive Fund, Fund Shares - $15,775	MSCI All Country World Index (regulatory broad based index) - $23,908	Cornerstone Moderately Aggressive Composite Index - $18,643
2/15	$10,000	$10,000	$10,000
2/16	$8,957	$8,768	$9,344
2/17	$10,144	$10,704	$10,733
2/18	$11,165	$12,715	$11,853
2/19	$11,095	$12,608	$12,079
2/20	$11,458	$13,098	$12,893
2/21	$13,338	$17,060	$15,358
2/22	$13,965	$18,392	$15,979
2/23	$12,961	$16,873	$14,728
2/24	$14,526	$20,779	$16,788
2/25	$15,775	$23,908	$18,643

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	8.60%	6.60%	4.66%
MSCI All Country World Index	15.06%	12.79%	9.11%
Cornerstone Moderately Aggressive Composite Index	11.05%	7.66%	6.43%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$2,702,893
Number of Holdings	386
Investment Advisory Fees	$16,069
Portfolio Turnover	67%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

VictoryShares Core Intermediate Bond ETF	18.4%
Vanguard FTSE Developed Markets ETF	6.8%
VictoryShares Core Plus Intermediate Bond ETF	4.9%
Schwab Fundamental International Equity ETF	4.2%
Vanguard S&P 500 ETF	3.7%
iShares Core S&P 500 ETF	2.7%
VictoryShares Free Cash Flow Growth ETF	2.3%
Schwab Fundamental Emerging Markets Equity ETF	2.2%
Apple, Inc.	2.0%
iShares MSCI International Quality Factor ETF	1.9%

Asset AllocationFootnote Reference*^(% of Net Assets)

(as of February 28, 2025)

Value	Value
Exchange-Traded Funds	45.1%
Affiliated Fixed-Income Exchange-Traded Funds	26.6%
Affiliated Equity Exchange-Traded Funds	2.4%
Common Stocks	24.9%
U.S. Treasury Obligations	0.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCRX — AR (2/25)

Victory Cornerstone Moderately Conservative Fund

Fund Shares

Ticker: UCMCX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Cornerstone Moderately Conservative Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$93	0.90%

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical overweight to equities and exposure to gold and gold mining equities contributed positively to performance.

  The Fund’s tactical overweight to shorter duration investment grade fixed income added to performance.

  Security selection within emerging market equities and U.S. small cap equities was positive.

Top detractors to performance:

  The Fund’s tactical overweight to developed international equities hurt performance.

  Security selection within U.S. large cap equities detracted from performance.

  Security selection within non-investment grade fixed income negatively impacted performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Cornerstone Moderately Conservative Fund, Fund Shares - $13,962	Bloomberg U.S. Universal Index (regulatory broad based index) - $12,036	Cornerstone Moderately Conservative Composite Index - $16,263
2/15	$10,000	$10,000	$10,000
2/16	$9,243	$10,094	$9,597
2/17	$10,195	$10,417	$10,640
2/18	$10,909	$10,518	$11,406
2/19	$10,911	$10,854	$11,685
2/20	$11,510	$12,077	$12,654
2/21	$12,835	$12,334	$14,349
2/22	$13,158	$11,997	$14,612
2/23	$12,138	$10,881	$13,421
2/24	$13,057	$11,323	$14,855
2/25	$13,962	$12,036	$16,263

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	6.93%	3.94%	3.39%
Bloomberg U.S. Universal Index	6.30%	-0.07%	1.87%
Cornerstone Moderately Conservative Composite Index	9.48%	5.15%	4.98%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$178,183
Number of Holdings	126
Investment Advisory Fees	$900
Portfolio Turnover	48%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

VictoryShares Core Intermediate Bond ETF	27.6%
VictoryShares Core Plus Intermediate Bond ETF	8.6%
Schwab Fundamental International Equity ETF	4.7%
iShares Core U.S. Aggregate Bond ETF	3.3%
Vanguard S&P 500 ETF	2.8%
VictoryShares Short-Term Bond ETF	2.4%
Vanguard FTSE Developed Markets ETF	2.2%
iShares 7-10 Year Treasury Bond ETF	2.1%
VictoryShares WestEnd Economic Cycle Bond ETF	2.0%
VictoryShares Free Cash Flow Growth ETF	1.9%

Asset AllocationFootnote Reference*^(% of Net Assets)

(as of February 28, 2025)

Value	Value
Exchange-Traded Funds	43.0%
Affiliated Fixed-Income Exchange-Traded Funds	40.5%
Affiliated Equity Exchange-Traded Funds	2.1%
Common Stocks	13.1%
U.S. Treasury Obligations	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCMCX — AR (2/25)

Victory Emerging Markets Fund

Fund Shares

Ticker: USEMX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$156	1.52%

What affected the Fund’s performance during the year?

Top contributors to performance:

  An underweight to consumer staples was a contributor to relative performance as compared to the MSCI Emerging Markets Index (the "Index").

  Stock selection in industrials was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in South Korea.

Top detractors from performance:

  Slight overweight to materials hurt relative performance as compared to the Index.

  Stock selection in financials was a detractor to performance relative to the Index.

  Country level detractor was stock selection in China.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Emerging Markets Fund, Fund Shares - $14,459	MSCI All Country World Index (regulatory broad based index) - $23,908	MSCI Emerging Markets Index - $14,095	Lipper Emerging Market Funds Index - $14,498
2/15	$10,000	$10,000	$10,000	$10,000
2/16	$8,012	$8,768	$7,659	$7,787
2/17	$10,337	$10,704	$9,915	$10,115
2/18	$13,047	$12,715	$12,940	$12,940
2/19	$11,445	$12,608	$11,661	$11,652
2/20	$11,476	$13,098	$11,441	$11,663
2/21	$15,423	$17,060	$15,565	$16,201
2/22	$13,955	$18,392	$13,902	$14,187
2/23	$11,910	$16,873	$11,777	$12,222
2/24	$13,719	$20,779	$12,806	$13,530
2/25	$14,459	$23,908	$14,095	$14,498

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	5.40%	4.73%	3.76%
MSCI All Country World Index	15.06%	12.79%	9.11%
MSCI Emerging Markets Index	10.07%	4.26%	3.49%
Lipper Emerging Market Funds Index	7.15%	4.45%	3.78%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$500,416
Number of Holdings	325
Investment Advisory Fees	$5,506
Portfolio Turnover	74%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Real Estate	2.5%
Energy	3.2%
Consumer Staples	3.2%
Health Care	4.6%
Materials	6.3%
Industrials	8.4%
Communication Services	9.2%
Consumer Discretionary	13.8%
Financials	20.1%
Information Technology	24.4%

Top CountriesFootnote Reference*^ (% of Net Assets)

(as of February 28, 2025)

Value	Value
China	24.4%
Taiwan	18.6%
India	13.4%
South Korea	11.2%
Brazil	6.2%
Mexico	3.4%
OtherFootnote Reference**	20.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries with less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USEMX — AR (2/25)

Victory Emerging Markets Fund

Institutional Shares

Ticker: UIEMX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$138	1.34%

What affected the Fund’s performance during the year?

Top contributors to performance:

  An underweight to consumer staples was a contributor to relative performance as compared to the MSCI Emerging Markets Index (the "Index").

  Stock selection in industrials was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in South Korea.

Top detractors from performance:

  Slight overweight to materials hurt relative performance as compared to the Index.

  Stock selection in financials was a detractor to performance relative to the Index.

  Country level detractor was stock selection in China.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Emerging Markets Fund Institutional Shares - $1,476,011	MSCI All Country World Index (regulatory broad based index) - $2,390,834	MSCI Emerging Markets Index - $1,409,529	Lipper Emerging Market Funds Index - $1,449,797
2/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/16	$803,780	$876,799	$765,891	$778,689
2/17	$1,039,013	$1,070,379	$991,499	$1,011,486
2/18	$1,313,903	$1,271,512	$1,293,999	$1,293,974
2/19	$1,155,094	$1,260,845	$1,166,054	$1,165,188
2/20	$1,160,464	$1,309,840	$1,144,106	$1,166,319
2/21	$1,563,219	$1,706,032	$1,556,516	$1,620,110
2/22	$1,416,994	$1,839,237	$1,390,198	$1,418,661
2/23	$1,211,203	$1,687,302	$1,177,701	$1,222,195
2/24	$1,397,544	$2,077,881	$1,280,551	$1,353,031
2/25	$1,476,011	$2,390,834	$1,409,529	$1,449,797

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	5.61%	4.93%	3.97%
MSCI All Country World Index	15.06%	12.79%	9.11%
MSCI Emerging Markets Index	10.07%	4.26%	3.49%
Lipper Emerging Market Funds Index	7.15%	4.45%	3.78%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$500,416
Number of Holdings	325
Investment Advisory Fees	$5,506
Portfolio Turnover	74%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Real Estate	2.5%
Energy	3.2%
Consumer Staples	3.2%
Health Care	4.6%
Materials	6.3%
Industrials	8.4%
Communication Services	9.2%
Consumer Discretionary	13.8%
Financials	20.1%
Information Technology	24.4%

Top CountriesFootnote Reference*^ (% of Net Assets)

(as of February 28, 2025)

Value	Value
China	24.4%
Taiwan	18.6%
India	13.4%
South Korea	11.2%
Brazil	6.2%
Mexico	3.4%
OtherFootnote Reference**	20.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries with less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIEMX — AR (2/25)

Victory Global Equity Income Fund

Fund Shares

Ticker: UGEIX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Global Equity Income Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$111	1.03%

What affected the Fund’s performance during the year?

Top contributors to performance:

  An overweight to information technology was a contributor to relative performance as compared to the MSCI World High Dividend Yield Index (the “Index”).

  Stock selection in consumer staples was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  Underweight to utilities hurt relative performance.

  Stock selection in information technology was a detractor to performance relative to the Index.

  Country level detractor was stock selection in the United States.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Global Equity Income Fund, Fund Shares - $21,248	MSCI All Country World Index (regulatory broad based index) - $24,251	MSCI World High Dividend Yield Index - $19,703	Lipper Global Equity Income Funds Index - $19,559
8/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000
2/16	$8,915	$8,894	$9,385	$9,246
2/17	$10,538	$10,857	$11,019	$10,719
2/18	$11,695	$12,897	$12,288	$12,007
2/19	$11,816	$12,789	$12,553	$12,019
2/20	$11,906	$13,286	$12,541	$12,178
2/21	$14,106	$17,305	$14,182	$14,096
2/22	$16,350	$18,656	$16,103	$15,622
2/23	$15,562	$17,115	$15,558	$15,027
2/24	$18,536	$21,077	$17,319	$17,072
2/25	$21,248	$24,251	$19,703	$19,559
Footnote	Description
Footnote*	Inception date for the Victory Global Equity Income Fund, Fund Shares is 8/7/2015.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	Since Inception
Fund Shares	14.63%	12.28%	8.20%
MSCI All Country World Index	15.06%	12.79%	9.71%
MSCI World High Dividend Yield Index	13.76%	9.46%	7.35%
Lipper Global Equity Income Funds Index	14.57%	9.94%	7.27%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$63,697
Number of Holdings	121
Investment Advisory Fees	$334
Portfolio Turnover	83%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Communication Services	2.6%
Consumer Discretionary	4.8%
Materials	7.2%
Utilities	7.2%
Energy	7.4%
Health Care	9.0%
Industrials	9.2%
Consumer Staples	13.5%
Information Technology	14.7%
Financials	24.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Apple, Inc.	5.5%
JPMorgan Chase & Co.	2.1%
Cisco Systems, Inc.	1.9%
Altria Group, Inc.	1.8%
AbbVie, Inc.	1.7%
Cie de Saint-Gobain SA	1.5%
QUALCOMM, Inc.	1.5%
EOG Resources, Inc.	1.4%
Colgate-Palmolive Co.	1.4%
HSBC Holdings PLC	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGEIX — AR (2/25)

Victory Government Securities Fund

Class R6

Ticker: URGSX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$38	0.37%

What affected the Fund’s performance during the year?

Interest rates on the short and intermediate part of the curve fell during the time period, while interest rates from 10 years and beyond were largely unchanged.

Top contributors to performance

  Security selection within agency mortgage-backed securities (“MBS”) and an overweight allocation to MBS benefited performance relative to the Bloomberg U.S. Aggregate Government Intermediate & MBS Index (the "Index").

  Within MBS, 30-year mortgage pools contributed the most to performance relative to the Index.

  An overweight allocation to agency commercial mortgage-backed securities also benefited performance relative to the Index.

Top detractors from performance

  Treasury securities underperformed mortgages for the period and detracted from overall performance relative to the Index.

  Holdings of cash equivalents including overnight treasury repurchase agreements detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Government Securities Fund Class R6 - $11,471	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,440	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index - $11,148	Lipper Intermediate U.S. Government Funds Index - $10,917
12/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
2/17	$10,044	$10,140	$10,074	$10,072
2/18	$10,017	$10,191	$10,049	$10,012
2/19	$10,342	$10,514	$10,381	$10,303
2/20	$11,170	$11,743	$11,189	$11,268
2/21	$11,385	$11,905	$11,358	$11,403
2/22	$11,193	$11,590	$11,064	$11,137
2/23	$10,500	$10,464	$10,227	$10,111
2/24	$10,829	$10,812	$10,535	$10,357
2/25	$11,471	$11,440	$11,148	$10,917
Footnote	Description
Footnote*	Inception date for the Victory Government Securities Fund, Class R6 is 12/1/2016.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	Since Inception
Class R6	5.93%	0.53%	1.68%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.64%
Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index	5.82%	-0.07%	1.33%
Lipper Intermediate U.S. Government Funds Index	5.40%	-0.63%	1.07%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,102,295
Number of Holdings	400
Investment Advisory Fees	$1,910
Portfolio Turnover	20%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference*^(% of Net Assets)

(as of February 28, 2025)

Value	Value
U.S. Government Agency Mortgages	47.2%
U.S. Treasury Obligations	31.9%
Collateralized Mortgage Obligations	16.1%
OtherFootnote Reference**	4.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URGSX — AR (2/25)

Victory Government Securities Fund

Fund Shares

Ticker: USGNX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$52	0.51%

What affected the Fund’s performance during the year?

Interest rates on the short and intermediate part of the curve fell during the time period, while interest rates from 10 years and beyond were largely unchanged.

Top contributors to performance

  Security selection within agency mortgage-backed securities (“MBS”) and an overweight allocation to MBS benefited performance relative to the Bloomberg U.S. Aggregate Government Intermediate & MBS Index (the "Index").

  Within MBS, 30-year mortgage pools contributed the most to performance relative to the Index.

  An overweight allocation to agency commercial mortgage-backed securities also benefited performance relative to the Index.

Top detractors from performance

  Treasury securities underperformed mortgages for the period and detracted from overall performance relative to the Index.

  Holdings of cash equivalents including overnight treasury repurchase agreements detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Government Securities Fund, Fund Shares - $11,452	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,613	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index - $11,336	Lipper Intermediate U.S. Government Funds Index - $11,034
2/15	$10,000	$10,000	$10,000	$10,000
2/16	$10,188	$10,150	$10,253	$10,226
2/17	$10,179	$10,294	$10,245	$10,180
2/18	$10,127	$10,346	$10,219	$10,119
2/19	$10,454	$10,674	$10,557	$10,413
2/20	$11,280	$11,921	$11,379	$11,389
2/21	$11,488	$12,086	$11,550	$11,525
2/22	$11,243	$11,766	$11,251	$11,256
2/23	$10,528	$10,622	$10,400	$10,219
2/24	$10,840	$10,976	$10,713	$10,468
2/25	$11,452	$11,613	$11,336	$11,034

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	5.65%	0.30%	1.37%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%
Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index	5.82%	-0.07%	1.26%
Lipper Intermediate U.S. Government Funds Index	5.40%	-0.63%	0.99%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,102,295
Number of Holdings	400
Investment Advisory Fees	$1,910
Portfolio Turnover	20%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference*^(% of Net Assets)

(as of February 28, 2025)

Value	Value
U.S. Government Agency Mortgages	47.2%
U.S. Treasury Obligations	31.9%
Collateralized Mortgage Obligations	16.1%
OtherFootnote Reference**	4.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USGNX — AR (2/25)

Victory Government Securities Fund

Institutional Shares

Ticker: UIGSX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$42	0.41%

What affected the Fund’s performance during the year?

Interest rates on the short and intermediate part of the curve fell during the time period, while interest rates from 10 years and beyond were largely unchanged.

Top contributors to performance

  Security selection within agency mortgage-backed securities (“MBS”) and an overweight allocation to MBS benefited performance relative to the Bloomberg U.S. Aggregate Government Intermediate & MBS Index (the "Index").

  Within MBS, 30-year mortgage pools contributed the most to performance relative to the Index.

  An overweight allocation to agency commercial mortgage-backed securities also benefited performance relative to the Index.

Top detractors from performance

  Treasury securities underperformed mortgages for the period and detracted from overall performance relative to the Index.

  Holdings of cash equivalents including overnight treasury repurchase agreements detracted from performance relative to the Index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Government Securities Fund Institutional Shares - $1,155,134	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,169,935	Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index - $1,131,535	Lipper Intermediate U.S. Government Funds Index - $1,104,949
8/15Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/16	$1,019,501	$1,022,555	$1,023,444	$1,024,046
2/17	$1,019,331	$1,037,027	$1,022,586	$1,019,427
2/18	$1,016,210	$1,042,265	$1,020,012	$1,013,284
2/19	$1,048,858	$1,075,302	$1,053,719	$1,042,774
2/20	$1,132,522	$1,200,928	$1,135,757	$1,140,481
2/21	$1,154,291	$1,217,543	$1,152,885	$1,154,140
2/22	$1,130,415	$1,185,348	$1,122,988	$1,127,172
2/23	$1,059,573	$1,070,111	$1,038,032	$1,023,322
2/24	$1,092,230	$1,105,713	$1,069,303	$1,048,292
2/25	$1,155,134	$1,169,935	$1,131,535	$1,104,949
Footnote	Description
Footnote*	Inception date for the Victory Government Securities Fund, Institutional Shares is 8/10/2015.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	Since Inception
Institutional Shares	5.76%	0.40%	1.52%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.66%
Bloomberg U.S. Aggregate Government Intermediate & Mortgage-Backed Securities Index	5.82%	-0.07%	1.30%
Lipper Intermediate U.S. Government Funds Index	5.40%	-0.63%	1.05%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,102,295
Number of Holdings	400
Investment Advisory Fees	$1,910
Portfolio Turnover	20%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference*^(% of Net Assets)

(as of February 28, 2025)

Value	Value
U.S. Government Agency Mortgages	47.2%
U.S. Treasury Obligations	31.9%
Collateralized Mortgage Obligations	16.1%
OtherFootnote Reference**	4.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIGSX — AR (2/25)

Victory Growth and Tax Strategy Fund

Class A

Ticker: UGTAX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.83%

What affected the Fund’s performance during the year?

In the equity strategy, all eleven sectors delivered positive absolute returns.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Security selection in the continuing care retirement center (“CCRC”) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB and BB rated categories.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Growth and Tax Strategy Fund Class A @ NAV - $14,442	Victory Growth and Tax Strategy Fund Class A @ MOP - $14,120	S&P 500® Index (regulatory broad based index) - $20,941	Bloomberg Municipal Bond Index - $10,447	Composite Index - $14,835	Lipper Composite Index - $14,617
6/20Footnote Reference*	$10,000	$9,777	$10,000	$10,000	$10,000	$10,000
2/21	$11,403	$11,148	$12,619	$10,210	$11,291	$11,370
2/22	$12,278	$12,004	$14,687	$10,142	$12,164	$12,097
2/23	$11,113	$10,865	$13,557	$9,625	$11,433	$11,281
2/24	$13,035	$12,744	$17,686	$10,147	$13,423	$13,293
2/25	$14,442	$14,120	$20,941	$10,447	$14,835	$14,617
Footnote	Description
Footnote*	Inception date for the Victory Growth and Tax Strategy Fund, Class A is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	Since Inception
Class A @ NAV	10.80%	8.19%
Class A @ MOP	8.29%	7.67%
S&P 500® Index	18.41%	17.15%
Bloomberg Municipal Bond Index	2.96%	0.94%
Composite Index	10.53%	8.82%
Lipper Composite Index	9.96%	8.47%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$862,303
Number of Holdings	691
Investment Advisory Fees	$2,191
Portfolio Turnover	17%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Nursing Homes	4.7%
Single Family Housing	4.9%
Health Care	4.9%
Higher Education	5.0%
Communication Services	5.0%
Education	5.1%
General	7.1%
Financials	7.4%
Medical	8.9%
Information Technology	15.9%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of February 28, 2025)

Apple, Inc.	4.1%
NVIDIA Corp.	3.5%
Microsoft Corp.	3.3%
Amazon.com, Inc.	1.9%
Meta Platforms, Inc. Class A	1.8%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of February 28, 2025)

City of New York, GO, Series B-3, 1.15%, 10/1/46	2.0%
New York City Municipal Water Finance Authority Revenue, Series DD, 1.15%, 6/15/33	1.8%
Capital Area Housing Finance Corp. Revenue, Series 2025-DBE8159, 1.35%, 3/1/41	0.9%
Victory Street Public Facility Corp. Revenue, Series 2025-DBE8158, 1.35%, 8/1/62	0.9%
Loudoun County Economic Development Authority Revenue, Series 2024-DBE-8152, 1.30%, 7/1/54	0.6%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTAX — AR (2/25)

Victory Growth and Tax Strategy Fund

Class C

Ticker: UGTCX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$166	1.58%

What affected the Fund’s performance during the year?

In the equity strategy, all eleven sectors delivered positive absolute returns.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Security selection in the continuing care retirement center (“CCRC”) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB and BB rated categories.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Growth and Tax Strategy Fund Class C @ NAV - $13,949	Victory Growth and Tax Strategy Fund Class C @ CDSC - $13,949	S&P 500® Index (regulatory broad based index) - $20,941	Bloomberg Municipal Bond Index - $10,447	Composite Index - $14,835	Lipper Composite Index - $14,617
6/20Footnote Reference*	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2/21	$11,342	$11,342	$12,619	$10,210	$11,291	$11,370
2/22	$12,123	$12,123	$14,687	$10,142	$12,164	$12,097
2/23	$10,898	$10,898	$13,557	$9,625	$11,433	$11,281
2/24	$12,681	$12,681	$17,686	$10,147	$13,423	$13,293
2/25	$13,949	$13,949	$20,941	$10,447	$14,835	$14,617
Footnote	Description
Footnote*	Inception date for the Victory Growth and Tax Strategy Fund, Class C is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	Since Inception
Class C @ NAV	10.00%	7.39%
Class C @ CDSC	9.00%	7.39%
S&P 500® Index	18.41%	17.15%
Bloomberg Municipal Bond Index	2.96%	0.94%
Composite Index	10.53%	8.82%
Lipper Composite Index	9.96%	8.47%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$862,303
Number of Holdings	691
Investment Advisory Fees	$2,191
Portfolio Turnover	17%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Nursing Homes	4.7%
Single Family Housing	4.9%
Health Care	4.9%
Higher Education	5.0%
Communication Services	5.0%
Education	5.1%
General	7.1%
Financials	7.4%
Medical	8.9%
Information Technology	15.9%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of February 28, 2025)

Apple, Inc.	4.1%
NVIDIA Corp.	3.5%
Microsoft Corp.	3.3%
Amazon.com, Inc.	1.9%
Meta Platforms, Inc. Class A	1.8%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of February 28, 2025)

City of New York, GO, Series B-3, 1.15%, 10/1/46	2.0%
New York City Municipal Water Finance Authority Revenue, Series DD, 1.15%, 6/15/33	1.8%
Capital Area Housing Finance Corp. Revenue, Series 2025-DBE8159, 1.35%, 3/1/41	0.9%
Victory Street Public Facility Corp. Revenue, Series 2025-DBE8158, 1.35%, 8/1/62	0.9%
Loudoun County Economic Development Authority Revenue, Series 2024-DBE-8152, 1.30%, 7/1/54	0.6%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTCX — AR (2/25)

Victory Growth and Tax Strategy Fund

Fund Shares

Ticker: USBLX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$53	0.50%

What affected the Fund’s performance during the year?

In the equity strategy, all eleven sectors delivered positive absolute returns.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Security selection in the continuing care retirement center (“CCRC”) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB and BB rated categories.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Growth and Tax Strategy Fund, Fund Shares - $19,988	S&P 500® Index (regulatory broad based index) - $33,877	Bloomberg Municipal Bond Index - $12,590	Composite Index - $21,179	Lipper Composite Index - $20,055
2/15	$10,000	$10,000	$10,000	$10,000	$10,000
2/16	$9,901	$9,381	$10,395	$9,896	$9,780
2/17	$10,967	$11,724	$10,421	$11,094	$10,966
2/18	$12,033	$13,729	$10,682	$12,168	$12,013
2/19	$12,481	$14,371	$11,123	$12,742	$12,501
2/20	$13,672	$15,549	$12,175	$13,911	$13,572
2/21	$15,577	$20,414	$12,304	$16,119	$15,600
2/22	$16,822	$23,759	$12,223	$17,364	$16,597
2/23	$15,281	$21,932	$11,600	$16,321	$15,478
2/24	$17,983	$28,611	$12,228	$19,161	$18,239
2/25	$19,988	$33,877	$12,590	$21,179	$20,055

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	11.15%	7.89%	7.17%
S&P 500® Index	18.41%	16.85%	12.98%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%
Composite Index	10.53%	8.77%	7.79%
Lipper Composite Index	9.96%	8.12%	7.21%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$862,303
Number of Holdings	691
Investment Advisory Fees	$2,191
Portfolio Turnover	17%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Nursing Homes	4.7%
Single Family Housing	4.9%
Health Care	4.9%
Higher Education	5.0%
Communication Services	5.0%
Education	5.1%
General	7.1%
Financials	7.4%
Medical	8.9%
Information Technology	15.9%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of February 28, 2025)

Apple, Inc.	4.1%
NVIDIA Corp.	3.5%
Microsoft Corp.	3.3%
Amazon.com, Inc.	1.9%
Meta Platforms, Inc. Class A	1.8%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of February 28, 2025)

City of New York, GO, Series B-3, 1.15%, 10/1/46	2.0%
New York City Municipal Water Finance Authority Revenue, Series DD, 1.15%, 6/15/33	1.8%
Capital Area Housing Finance Corp. Revenue, Series 2025-DBE8159, 1.35%, 3/1/41	0.9%
Victory Street Public Facility Corp. Revenue, Series 2025-DBE8158, 1.35%, 8/1/62	0.9%
Loudoun County Economic Development Authority Revenue, Series 2024-DBE-8152, 1.30%, 7/1/54	0.6%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBLX — AR (2/25)

Victory Growth and Tax Strategy Fund

Institutional Shares

Ticker: UGTIX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$57	0.54%

What affected the Fund’s performance during the year?

In the equity strategy, all eleven sectors delivered positive absolute returns.

Top contributors to performance for the fixed income municipal sleeve of the strategy:

  Security selection in the continuing care retirement center (“CCRC”) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB and BB rated categories.

Top detractors from performance for the fixed income municipal sleeve of the strategy:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Growth and Tax Strategy Fund Institutional Shares - $1,463,871	S&P 500® Index (regulatory broad based index) - $2,094,114	Bloomberg Municipal Bond Index - $1,044,707	Composite Index - $1,483,547	Lipper Composite Index - $1,461,735
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/21	$1,141,867	$1,261,885	$1,020,951	$1,129,113	$1,137,029
2/22	$1,233,474	$1,468,696	$1,014,217	$1,216,361	$1,209,708
2/23	$1,119,916	$1,355,731	$962,513	$1,143,306	$1,128,118
2/24	$1,317,355	$1,768,585	$1,014,664	$1,342,251	$1,329,318
2/25	$1,463,871	$2,094,114	$1,044,707	$1,483,547	$1,461,735
Footnote	Description
Footnote*	Inception date for the Victory Growth and Tax Strategy Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	Since Inception
Institutional Shares	11.12%	8.51%
S&P 500® Index	18.41%	17.15%
Bloomberg Municipal Bond Index	2.96%	0.94%
Composite Index	10.53%	8.82%
Lipper Composite Index	9.96%	8.47%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$862,303
Number of Holdings	691
Investment Advisory Fees	$2,191
Portfolio Turnover	17%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Nursing Homes	4.7%
Single Family Housing	4.9%
Health Care	4.9%
Higher Education	5.0%
Communication Services	5.0%
Education	5.1%
General	7.1%
Financials	7.4%
Medical	8.9%
Information Technology	15.9%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of February 28, 2025)

Apple, Inc.	4.1%
NVIDIA Corp.	3.5%
Microsoft Corp.	3.3%
Amazon.com, Inc.	1.9%
Meta Platforms, Inc. Class A	1.8%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of February 28, 2025)

City of New York, GO, Series B-3, 1.15%, 10/1/46	2.0%
New York City Municipal Water Finance Authority Revenue, Series DD, 1.15%, 6/15/33	1.8%
Capital Area Housing Finance Corp. Revenue, Series 2025-DBE8159, 1.35%, 3/1/41	0.9%
Victory Street Public Facility Corp. Revenue, Series 2025-DBE8158, 1.35%, 8/1/62	0.9%
Loudoun County Economic Development Authority Revenue, Series 2024-DBE-8152, 1.30%, 7/1/54	0.6%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTIX — AR (2/25)

Victory International Fund

Class R6

Ticker: URITX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$89	0.85%

What affected the Fund’s performance during the year?

Top contributors to performance:

  An underweight to health care was a contributor to relative performance as compared to the MSCI EAFE Index (the "Index").

  Stock selection in information technology was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An underweight to financials hurt relative performance as compared to the Index.

  Stock selection in health care was a detractor to performance relative to the Index.

  Country level detractor was stock selection in France.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory International Fund Class R6 - $14,769	MSCI EAFE Index (regulatory broad based index) - $14,818	Lipper International Funds Index - $15,102
8/18Footnote Reference*	$10,000	$10,000	$10,000
2/19	$9,782	$9,819	$9,733
2/20	$9,729	$9,764	$9,878
2/21	$11,657	$11,956	$12,516
2/22	$12,342	$12,294	$12,636
2/23	$11,798	$11,908	$11,977
2/24	$13,495	$13,624	$13,694
2/25	$14,769	$14,818	$15,102
Footnote	Description
Footnote*	Inception date for the Victory International Fund, Class R6 is 8/17/2018.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	Since Inception
Class R6	9.44%	8.71%	6.15%
MSCI EAFE Index	8.77%	8.70%	6.20%
Lipper International Funds Index	10.28%	8.86%	6.51%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$2,415,582
Number of Holdings	553
Investment Advisory Fees	$19,248
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Real Estate	3.0%
Energy	4.5%
Communication Services	5.4%
Materials	6.5%
Consumer Staples	8.6%
Information Technology	8.8%
Health Care	10.1%
Consumer Discretionary	11.1%
Industrials	15.2%
Financials	22.0%

Top CountriesFootnote Reference*^ (% of Net Assets)

(as of February 28, 2025)

Value	Value
Japan	19.4%
United Kingdom	15.1%
Switzerland	8.6%
France	7.9%
Germany	7.9%
Netherlands	5.2%
Australia	5.2%
OtherFootnote Reference**	29.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries with less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URITX — AR (2/25)

Victory International Fund

Fund Shares

Ticker: USIFX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$111	1.06%

What affected the Fund’s performance during the year?

Top contributors to performance:

  An underweight to health care was a contributor to relative performance as compared to the MSCI EAFE Index (the "Index").

  Stock selection in information technology was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An underweight to financials hurt relative performance as compared to the Index.

  Stock selection in health care was a detractor to performance relative to the Index.

  Country level detractor was stock selection in France.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory International Fund, Fund Shares - $16,858	MSCI EAFE Index (regulatory broad based index) - $16,723	Lipper International Funds Index - $17,360
2/15	$10,000	$10,000	$10,000
2/16	$8,558	$8,482	$8,564
2/17	$10,022	$9,818	$9,892
2/18	$12,257	$11,794	$11,995
2/19	$11,501	$11,081	$11,188
2/20	$11,410	$11,018	$11,355
2/21	$13,646	$13,493	$14,387
2/22	$14,210	$13,874	$14,525
2/23	$13,527	$13,438	$13,768
2/24	$15,440	$15,375	$15,741
2/25	$16,858	$16,723	$17,360

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	9.19%	8.12%	5.36%
MSCI EAFE Index	8.77%	8.70%	5.28%
Lipper International Funds Index	10.28%	8.86%	5.67%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$2,415,582
Number of Holdings	553
Investment Advisory Fees	$19,248
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Real Estate	3.0%
Energy	4.5%
Communication Services	5.4%
Materials	6.5%
Consumer Staples	8.6%
Information Technology	8.8%
Health Care	10.1%
Consumer Discretionary	11.1%
Industrials	15.2%
Financials	22.0%

Top CountriesFootnote Reference*^ (% of Net Assets)

(as of February 28, 2025)

Value	Value
Japan	19.4%
United Kingdom	15.1%
Switzerland	8.6%
France	7.9%
Germany	7.9%
Netherlands	5.2%
Australia	5.2%
OtherFootnote Reference**	29.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries with less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USIFX — AR (2/25)

Victory International Fund

Institutional Shares

Ticker: UIIFX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$105	1.00%

What affected the Fund’s performance during the year?

Top contributors to performance:

  An underweight to health care was a contributor to relative performance as compared to the MSCI EAFE Index (the "Index").

  Stock selection in information technology was a contributor to performance relative to the Index.

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An underweight to financials hurt relative performance as compared to the Index.

  Stock selection in health care was a detractor to performance relative to the Index.

  Country level detractor was stock selection in France.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory International Fund Institutional Shares - $1,700,021	MSCI EAFE Index (regulatory broad based index) - $1,672,312	Lipper International Funds Index - $1,735,999
2/15	$1,000,000	$1,000,000	$1,000,000
2/16	$856,963	$848,178	$856,372
2/17	$1,005,044	$981,800	$989,235
2/18	$1,229,709	$1,179,408	$1,199,532
2/19	$1,155,193	$1,108,150	$1,118,817
2/20	$1,146,609	$1,101,842	$1,135,489
2/21	$1,372,569	$1,349,270	$1,438,704
2/22	$1,430,317	$1,387,431	$1,452,463
2/23	$1,362,493	$1,343,814	$1,376,786
2/24	$1,555,838	$1,537,473	$1,574,130
2/25	$1,700,021	$1,672,312	$1,735,999

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	9.27%	8.20%	5.45%
MSCI EAFE Index	8.77%	8.70%	5.28%
Lipper International Funds Index	10.28%	8.86%	5.67%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$2,415,582
Number of Holdings	553
Investment Advisory Fees	$19,248
Portfolio Turnover	42%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Real Estate	3.0%
Energy	4.5%
Communication Services	5.4%
Materials	6.5%
Consumer Staples	8.6%
Information Technology	8.8%
Health Care	10.1%
Consumer Discretionary	11.1%
Industrials	15.2%
Financials	22.0%

Top CountriesFootnote Reference*^ (% of Net Assets)

(as of February 28, 2025)

Value	Value
Japan	19.4%
United Kingdom	15.1%
Switzerland	8.6%
France	7.9%
Germany	7.9%
Netherlands	5.2%
Australia	5.2%
OtherFootnote Reference**	29.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries with less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIIFX — AR (2/25)

Victory New York Bond Fund

Fund Shares

Ticker: USNYX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$67	0.66%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the education and health care sectors.

  Security selection in the BBB rated category.

  Overweight allocation to the BBB and BB rated categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory New York Bond Fund, Fund Shares - $12,321	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,590	Lipper New York Municipal Debt Funds Index - $12,517
2/15	$10,000	$10,000	$10,000
2/16	$10,341	$10,395	$10,348
2/17	$10,368	$10,421	$10,469
2/18	$10,613	$10,682	$10,678
2/19	$10,953	$11,123	$11,172
2/20	$11,987	$12,175	$12,331
2/21	$11,944	$12,304	$12,247
2/22	$12,063	$12,223	$12,287
2/23	$11,131	$11,600	$11,413
2/24	$11,839	$12,228	$12,149
2/25	$12,321	$12,590	$12,517

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	4.08%	0.55%	2.11%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%
Lipper New York Municipal Debt Funds Index	3.03%	0.30%	2.27%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$116,293
Number of Holdings	102
Investment Advisory Fees	$535
Portfolio Turnover	4%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Development	2.9%
Multifamily Housing	3.7%
Housing	3.7%
General Obligation	4.2%
Nursing Homes	6.1%
Transportation	11.4%
General	12.9%
Education	13.5%
Medical	17.4%
Higher Education	17.8%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USNYX — AR (2/25)

Victory New York Bond Fund

Institutional Shares

Ticker: UNYIX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$64	0.63%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the education and health care sectors.

  Security selection in the BBB rated category.

  Overweight allocation to the BBB and BB rated categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory New York Bond Fund Institutional Shares - $1,058,369	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,044,707	Lipper New York Municipal Debt Funds Index - $1,055,189
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
2/21	$1,026,147	$1,020,951	$1,032,396
2/22	$1,036,496	$1,014,217	$1,035,786
2/23	$957,007	$962,513	$962,081
2/24	$1,016,511	$1,014,664	$1,024,171
2/25	$1,058,369	$1,044,707	$1,055,189
Footnote	Description
Footnote*	Inception date for the Victory New York Bond Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	Since Inception
Institutional Shares	4.12%	1.22%
Bloomberg Municipal Bond Index	2.96%	0.94%
Lipper New York Municipal Debt Funds Index	3.03%	1.16%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$116,293
Number of Holdings	102
Investment Advisory Fees	$535
Portfolio Turnover	4%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Development	2.9%
Multifamily Housing	3.7%
Housing	3.7%
General Obligation	4.2%
Nursing Homes	6.1%
Transportation	11.4%
General	12.9%
Education	13.5%
Medical	17.4%
Higher Education	17.8%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UNYIX — AR (2/25)

Victory Precious Metals and Minerals Fund

Class A

Ticker: UPMMX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$170	1.34%

What affected the Fund’s performance during the year?

Top contributors to performance:

  Owning Kinross Gold Corp. was a contributor to absolute performance.

  Overweight to Canadian gold miners was a contributor to relative performance.

  Country level contributor to relative performance was an underweight to United States gold miners.

Top detractors from performance:

  Owning Vault Minerals was a detractor to absolute performance.

  Selection of gold miners in Australia was a detractor to relative performance.

  Country level detractor to relative performance was stock selection of gold miners in Canada.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Precious Metals and Minerals Fund Class A @ NAV - $18,510	Victory Precious Metals and Minerals Fund Class A @ MOP - $17,439	MSCI All Country World Index (regulatory broad based index) - $23,908	MSCI ACWI Select Gold Miners IMI Index - $21,583	Lipper Precious Metals Equity Funds Index - $19,373
2/15	$10,000	$9,422	$10,000	$10,000	$10,000
2/16	$8,788	$8,280	$8,768	$9,478	$9,094
2/17	$10,754	$10,132	$10,704	$11,150	$11,453
2/18	$9,867	$9,296	$12,715	$10,181	$10,423
2/19	$10,209	$9,618	$12,608	$10,455	$10,568
2/20	$12,136	$11,435	$13,098	$13,288	$12,486
2/21	$14,520	$13,680	$17,060	$15,879	$15,320
2/22	$15,836	$14,920	$18,392	$17,655	$16,838
2/23	$12,753	$12,015	$16,873	$13,692	$13,468
2/24	$12,089	$11,390	$20,779	$13,623	$12,674
2/25	$18,510	$17,439	$23,908	$21,583	$19,373

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	53.11%Footnote Reference	8.81%	6.35%
Class A @ MOP	44.33%	7.53%	5.72%
MSCI All Country World Index	15.06%	12.79%	9.11%
MSCI ACWI Select Gold Miners IMI Index	58.43%	10.19%	8.00%
Lipper Precious Metals Equity Funds Index	52.86%	9.18%	6.84%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$573,499
Number of Holdings	38
Investment Advisory Fees	$4,080
Portfolio Turnover	1%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Agnico Eagle Mines Ltd.	13.7%
Barrick Gold Corp.	8.3%
Wheaton Precious Metals Corp.	8.0%
Newmont Corp.	6.8%
Gold Fields Ltd., ADR	6.7%
Kinross Gold Corp.	4.7%
Alamos Gold, Inc.	4.7%
Royal Gold, Inc.	4.6%
Northern Star Resources Ltd.	4.3%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	3.9%

Top CountriesFootnote Reference*^ (% of Net Assets)

(as of February 28, 2025)

Value	Value
Canada	58.2%
United States	11.3%
South Africa	9.9%
Australia	9.2%
United Kingdom	7.4%
China	3.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UPMMX — AR (2/25)

Victory Precious Metals and Minerals Fund

Fund Shares

Ticker: USAGX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$144	1.14%

What affected the Fund’s performance during the year?

Top contributors to performance:

  Owning Kinross Gold Corp. was a contributor to absolute performance.

  Overweight to Canadian gold miners was a contributor to relative performance.

  Country level contributor to relative performance was an underweight to United States gold miners.

Top detractors from performance:

  Owning Vault Minerals was a detractor to absolute performance.

  Selection of gold miners in Australia was a detractor to relative performance.

  Country level detractor to relative performance was stock selection of gold miners in Canada.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Precious Metals and Minerals Fund, Fund Shares - $18,732	MSCI All Country World Index (regulatory broad based index) - $23,908	MSCI ACWI Select Gold Miners IMI Index - $21,583	Lipper Precious Metals Equity Funds Index - $19,373
2/15	$10,000	$10,000	$10,000	$10,000
2/16	$8,796	$8,768	$9,478	$9,094
2/17	$10,761	$10,704	$11,150	$11,453
2/18	$9,881	$12,715	$10,181	$10,423
2/19	$10,236	$12,608	$10,455	$10,568
2/20	$12,174	$13,098	$13,288	$12,486
2/21	$14,594	$17,060	$15,879	$15,320
2/22	$15,943	$18,392	$17,655	$16,838
2/23	$12,861	$16,873	$13,692	$13,468
2/24	$12,213	$20,779	$13,623	$12,674
2/25	$18,732	$23,908	$21,583	$19,373

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	53.38%Footnote Reference	9.00%	6.48%
MSCI All Country World Index	15.06%	12.79%	9.11%
MSCI ACWI Select Gold Miners IMI Index	58.43%	10.19%	8.00%
Lipper Precious Metals Equity Funds Index	52.86%	9.18%	6.84%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$573,499
Number of Holdings	38
Investment Advisory Fees	$4,080
Portfolio Turnover	1%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Agnico Eagle Mines Ltd.	13.7%
Barrick Gold Corp.	8.3%
Wheaton Precious Metals Corp.	8.0%
Newmont Corp.	6.8%
Gold Fields Ltd., ADR	6.7%
Kinross Gold Corp.	4.7%
Alamos Gold, Inc.	4.7%
Royal Gold, Inc.	4.6%
Northern Star Resources Ltd.	4.3%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	3.9%

Top CountriesFootnote Reference*^ (% of Net Assets)

(as of February 28, 2025)

Value	Value
Canada	58.2%
United States	11.3%
South Africa	9.9%
Australia	9.2%
United Kingdom	7.4%
China	3.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAGX — AR (2/25)

Victory Precious Metals and Minerals Fund

Institutional Shares

Ticker: UIPMX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$128	1.01%

What affected the Fund’s performance during the year?

Top contributors to performance:

  Owning Kinross Gold Corp. was a contributor to absolute performance.

  Overweight to Canadian gold miners was a contributor to relative performance.

  Country level contributor to relative performance was an underweight to United States gold miners.

Top detractors from performance:

  Owning Vault Minerals was a detractor to absolute performance.

  Selection of gold miners in Australia was a detractor to relative performance.

  Country level detractor to relative performance was stock selection of gold miners in Canada.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Precious Metals and Minerals Fund Institutional Shares - $1,919,909	MSCI All Country World Index (regulatory broad based index) - $2,390,834	MSCI ACWI Select Gold Miners IMI Index - $2,158,253	Lipper Precious Metals Equity Funds Index - $1,937,321
2/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/16	$883,077	$876,799	$947,777	$909,395
2/17	$1,082,730	$1,070,379	$1,115,008	$1,145,324
2/18	$999,071	$1,271,512	$1,018,081	$1,042,323
2/19	$1,038,487	$1,260,845	$1,045,450	$1,056,764
2/20	$1,238,784	$1,309,840	$1,328,839	$1,248,630
2/21	$1,486,629	$1,706,032	$1,587,872	$1,531,970
2/22	$1,626,880	$1,839,237	$1,765,479	$1,683,776
2/23	$1,314,224	$1,687,302	$1,369,194	$1,346,759
2/24	$1,250,684	$2,077,881	$1,362,298	$1,267,377
2/25	$1,919,909	$2,390,834	$2,158,253	$1,937,321

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Institutional Shares	53.51%Footnote Reference	9.16%	6.74%
MSCI All Country World Index	15.06%	12.79%	9.11%
MSCI ACWI Select Gold Miners IMI Index	58.43%	10.19%	8.00%
Lipper Precious Metals Equity Funds Index	52.86%	9.18%	6.84%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$573,499
Number of Holdings	38
Investment Advisory Fees	$4,080
Portfolio Turnover	1%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Agnico Eagle Mines Ltd.	13.7%
Barrick Gold Corp.	8.3%
Wheaton Precious Metals Corp.	8.0%
Newmont Corp.	6.8%
Gold Fields Ltd., ADR	6.7%
Kinross Gold Corp.	4.7%
Alamos Gold, Inc.	4.7%
Royal Gold, Inc.	4.6%
Northern Star Resources Ltd.	4.3%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	3.9%

Top CountriesFootnote Reference*^ (% of Net Assets)

(as of February 28, 2025)

Value	Value
Canada	58.2%
United States	11.3%
South Africa	9.9%
Australia	9.2%
United Kingdom	7.4%
China	3.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIPMX — AR (2/25)

Victory Sustainable World Fund

Class A

Ticker: USWGX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$146	1.37%

What affected the Fund’s performance during the year?

Top contributors to performance:

  A slight overweight to financials was a contributor to relative performance.

  Stock selection in information technology was a contributor to performance relative to the MSCI All Country World Index (the “Index”).

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An overweight to materials hurt relative performance.

  Stock selection in energy was a detractor to performance relative to the Index.

  Country level detractor was stock selection in the United States.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Sustainable World Fund Class A @ NAV - $23,719	Victory Sustainable World Fund Class A @ MOP - $22,352	MSCI All Country World Index (regulatory broad based index) - $23,908	Lipper Global Funds Index - $22,159
2/15	$10,000	$9,424	$10,000	$10,000
2/16	$8,993	$8,475	$8,768	$8,761
2/17	$10,674	$10,059	$10,704	$10,748
2/18	$12,469	$11,751	$12,715	$12,616
2/19	$12,590	$11,865	$12,608	$12,355
2/20	$13,438	$12,664	$13,098	$12,698
2/21	$17,144	$16,156	$17,060	$16,980
2/22	$18,353	$17,295	$18,392	$17,426
2/23	$16,732	$15,768	$16,873	$15,988
2/24	$20,959	$19,752	$20,779	$19,615
2/25	$23,719	$22,352	$23,908	$22,159

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	13.21%	12.03%	9.02%
Class A @ MOP	6.65%	10.72%	8.38%
MSCI All Country World Index	15.06%	12.79%	9.11%
Lipper Global Funds Index	12.97%	11.78%	8.28%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,398,601
Number of Holdings	507
Investment Advisory Fees	$11,044
Portfolio Turnover	32%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Utilities	1.5%
Energy	3.3%
Materials	4.2%
Consumer Staples	5.3%
Communication Services	8.4%
Industrials	9.6%
Health Care	11.1%
Consumer Discretionary	11.8%
Financials	19.4%
Information Technology	22.7%

Top CountriesFootnote Reference*^ (% of Net Assets)

(as of February 28, 2025)

Value	Value
United States	58.3%
Japan	4.8%
Taiwan	3.8%
United Kingdom	3.6%
China	3.5%
OtherFootnote Reference**	24.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries with less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USWGX — AR (2/25)

Victory Sustainable World Fund

Fund Shares

Ticker: USAWX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$114	1.07%

What affected the Fund’s performance during the year?

Top contributors to performance:

  A slight overweight to financials was a contributor to relative performance.

  Stock selection in information technology was a contributor to performance relative to the MSCI All Country World Index (the “Index”).

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An overweight to materials hurt relative performance.

  Stock selection in energy was a detractor to performance relative to the Index.

  Country level detractor was stock selection in the United States.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sustainable World Fund, Fund Shares - $24,357	MSCI All Country World Index (regulatory broad based index) - $23,908	Lipper Global Funds Index - $22,159
2/15	$10,000	$10,000	$10,000
2/16	$9,019	$8,768	$8,761
2/17	$10,726	$10,704	$10,748
2/18	$12,570	$12,715	$12,616
2/19	$12,725	$12,608	$12,355
2/20	$13,622	$13,098	$12,698
2/21	$17,421	$17,060	$16,980
2/22	$18,695	$18,392	$17,426
2/23	$17,093	$16,873	$15,988
2/24	$21,467	$20,779	$19,615
2/25	$24,357	$23,908	$22,159

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	13.54%	12.33%	9.31%
MSCI All Country World Index	15.06%	12.79%	9.11%
Lipper Global Funds Index	12.97%	11.78%	8.28%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,398,601
Number of Holdings	507
Investment Advisory Fees	$11,044
Portfolio Turnover	32%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Utilities	1.5%
Energy	3.3%
Materials	4.2%
Consumer Staples	5.3%
Communication Services	8.4%
Industrials	9.6%
Health Care	11.1%
Consumer Discretionary	11.8%
Financials	19.4%
Information Technology	22.7%

Top CountriesFootnote Reference*^ (% of Net Assets)

(as of February 28, 2025)

Value	Value
United States	58.3%
Japan	4.8%
Taiwan	3.8%
United Kingdom	3.6%
China	3.5%
OtherFootnote Reference**	24.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries with less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAWX — AR (2/25)

Victory Sustainable World Fund

Institutional Shares

Ticker: UIWGX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$109	1.02%

What affected the Fund’s performance during the year?

Top contributors to performance:

  A slight overweight to financials was a contributor to relative performance.

  Stock selection in information technology was a contributor to performance relative to the MSCI All Country World Index (the “Index”).

  Country level contributor to relative performance was stock selection in Japan.

Top detractors from performance:

  An overweight to materials hurt relative performance.

  Stock selection in energy was a detractor to performance relative to the Index.

  Country level detractor was stock selection in the United States.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Sustainable World Fund Institutional Shares - $2,414,355	MSCI All Country World Index (regulatory broad based index) - $2,400,389	Lipper Global Funds Index - $2,199,830
8/15Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
2/16	$889,238	$880,303	$869,757
2/17	$1,058,497	$1,074,657	$1,067,039
2/18	$1,240,404	$1,276,594	$1,252,452
2/19	$1,256,025	$1,265,884	$1,226,563
2/20	$1,345,318	$1,315,075	$1,260,588
2/21	$1,722,231	$1,712,851	$1,685,676
2/22	$1,848,802	$1,846,587	$1,729,956
2/23	$1,691,618	$1,694,046	$1,587,249
2/24	$2,125,837	$2,086,186	$1,947,301
2/25	$2,414,355	$2,400,389	$2,199,830
Footnote	Description
Footnote*	Inception date for the Victory Sustainable World Fund, Institutional Shares is 8/7/2015.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	Since Inception
Institutional Shares	13.57%	12.41%	9.67%
MSCI All Country World Index	15.06%	12.79%	9.60%
Lipper Global Funds Index	12.97%	11.78%	8.60%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,398,601
Number of Holdings	507
Investment Advisory Fees	$11,044
Portfolio Turnover	32%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Utilities	1.5%
Energy	3.3%
Materials	4.2%
Consumer Staples	5.3%
Communication Services	8.4%
Industrials	9.6%
Health Care	11.1%
Consumer Discretionary	11.8%
Financials	19.4%
Information Technology	22.7%

Top CountriesFootnote Reference*^ (% of Net Assets)

(as of February 28, 2025)

Value	Value
United States	58.3%
Japan	4.8%
Taiwan	3.8%
United Kingdom	3.6%
China	3.5%
OtherFootnote Reference**	24.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries with less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIWGX — AR (2/25)

Victory Target Managed Allocation Fund

Fund Shares

Ticker: UTMAX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Target Managed Allocation Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$68	0.65%

What affected the Fund’s performance during the year?

Top contributors to performance:

  The Fund’s tactical underweight to emerging markets equities and U.S. small cap equities contributed positively to performance.

  The Fund’s tactical overweight to gold mining companies helped performance.

Top detractors to performance:

  The Fund’s tactical overweight to Japanese and European equities negatively impacted performance.

  The Fund’s tactical overweight to U.S. companies with attractive valuations and higher profitability detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Target Managed Allocation Fund, Fund Shares - $19,223	MSCI All Country World Index (regulatory broad based index) - $24,251	Bloomberg U.S. Universal Index - $12,089
8/15Footnote Reference*	$10,000	$10,000	$10,000
2/16	$9,366	$8,894	$10,138
2/17	$10,704	$10,857	$10,462
2/18	$11,583	$12,897	$10,564
2/19	$11,523	$12,789	$10,901
2/20	$12,182	$13,286	$12,129
2/21	$15,319	$17,305	$12,387
2/22	$16,960	$18,656	$12,049
2/23	$14,788	$17,115	$10,929
2/24	$17,393	$21,077	$11,372
2/25	$19,223	$24,251	$12,089
Footnote	Description
Footnote*	Inception date for the Victory Target Managed Allocation Fund, Fund Shares is 8/7/2015.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	Since Inception
Fund Shares	10.52%	9.55%	7.07%
MSCI All Country World Index	15.06%	12.79%	9.71%
Bloomberg U.S. Universal Index	6.30%	-0.07%	2.00%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$479,048
Number of Holdings	310
Investment Advisory Fees	$2,463
Portfolio Turnover	182%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Value	Value
Real Estate	3.5%
Consumer Staples	3.9%
Materials	3.9%
Health Care	6.5%
Communication Services	6.5%
Energy	7.7%
Consumer Discretionary	8.3%
Industrials	8.9%
Financials	19.2%
Information Technology	24.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of February 28, 2025)

Apple, Inc.	4.6%
Microsoft Corp.	3.9%
NVIDIA Corp.	3.7%
Royal Bank of Canada	3.1%
Amazon.com, Inc.	2.8%
Shopify, Inc., Class A	2.2%
Meta Platforms, Inc., Class A	2.1%
VanEck Gold Miners ETF	1.7%
Alphabet, Inc., Class C	1.6%
Enbridge, Inc.	1.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTMAX — AR (2/25)

Victory Tax Exempt Intermediate-Term Fund

Class A

Ticker: UTEIX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$72	0.71%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of intermediate-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the education and health care sectors.

  Security selection in the A, BBB, and BB rating categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Tax Exempt Intermediate-Term Fund Class A @ NAV - $12,268	Victory Tax Exempt Intermediate-Term Fund Class A @ MOP - $11,994	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,590	Bloomberg Municipal 1-15 Years Blend Index - $12,364	Lipper Intermediate Municipal Debt Funds Index - $12,278
2/15	$10,000	$9,777	$10,000	$10,000	$10,000
2/16	$10,305	$10,075	$10,395	$10,357	$10,311
2/17	$10,196	$9,968	$10,421	$10,360	$10,292
2/18	$10,516	$10,282	$10,682	$10,542	$10,511
2/19	$10,917	$10,674	$11,123	$10,975	$10,894
2/20	$11,854	$11,590	$12,175	$11,815	$11,764
2/21	$11,977	$11,710	$12,304	$11,977	$11,867
2/22	$11,906	$11,641	$12,223	$11,843	$11,766
2/23	$11,278	$11,027	$11,600	$11,490	$11,279
2/24	$11,818	$11,555	$12,228	$12,021	$11,860
2/25	$12,268	$11,994	$12,590	$12,364	$12,278

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	3.80%	0.69%	2.07%
Class A @ MOP	1.46%	0.23%	1.84%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%
Bloomberg Municipal 1-15 Years Blend Index	2.86%	0.91%	2.14%
Lipper Intermediate Municipal Debt Funds Index	3.52%	0.86%	2.07%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$3,055,933
Number of Holdings	1,072
Investment Advisory Fees	$8,628
Portfolio Turnover	13%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Water	3.3%
Airport	3.5%
General Obligation	3.6%
School District	5.0%
Education	6.2%
Nursing Homes	6.7%
Higher Education	7.4%
Transportation	9.4%
General	19.3%
Medical	22.2%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTEIX — AR (2/25)

Victory Tax Exempt Intermediate-Term Fund

Fund Shares

Ticker: USATX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$49	0.48%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of intermediate-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the education and health care sectors.

  Security selection in the A, BBB, and BB rating categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Tax Exempt Intermediate-Term Fund, Fund Shares - $12,579	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,590	Bloomberg Municipal 1-15 Years Blend Index - $12,364	Lipper Intermediate Municipal Debt Funds Index - $12,278
2/15	$10,000	$10,000	$10,000	$10,000
2/16	$10,332	$10,395	$10,357	$10,311
2/17	$10,251	$10,421	$10,360	$10,292
2/18	$10,601	$10,682	$10,542	$10,511
2/19	$11,030	$11,123	$10,975	$10,894
2/20	$12,007	$12,175	$11,815	$11,764
2/21	$12,162	$12,304	$11,977	$11,867
2/22	$12,120	$12,223	$11,843	$11,766
2/23	$11,509	$11,600	$11,490	$11,279
2/24	$12,090	$12,228	$12,021	$11,860
2/25	$12,579	$12,590	$12,364	$12,278

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	4.05%	0.93%	2.32%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%
Bloomberg Municipal 1-15 Years Blend Index	2.86%	0.91%	2.14%
Lipper Intermediate Municipal Debt Funds Index	3.52%	0.86%	2.07%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$3,055,933
Number of Holdings	1,072
Investment Advisory Fees	$8,628
Portfolio Turnover	13%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Water	3.3%
Airport	3.5%
General Obligation	3.6%
School District	5.0%
Education	6.2%
Nursing Homes	6.7%
Higher Education	7.4%
Transportation	9.4%
General	19.3%
Medical	22.2%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USATX — AR (2/25)

Victory Tax Exempt Intermediate-Term Fund

Institutional Shares

Ticker: UITIX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$45	0.44%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of intermediate-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the education and health care sectors.

  Security selection in the A, BBB, and BB rating categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Tax Exempt Intermediate-Term Fund Institutional Shares - $1,072,257	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,044,707	Bloomberg Municipal 1-15 Years Blend Index - $1,049,826	Lipper Intermediate Municipal Debt Funds Index - $1,058,813
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/21	$1,033,933	$1,020,951	$1,017,005	$1,023,356
2/22	$1,032,077	$1,014,217	$1,005,601	$1,014,666
2/23	$979,612	$962,513	$975,624	$972,710
2/24	$1,030,176	$1,014,664	$1,020,662	$1,022,776
2/25	$1,072,257	$1,044,707	$1,049,826	$1,058,813
Footnote	Description
Footnote*	Inception date for the Victory Tax Exempt Intermediate-Term Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	Since Inception
Institutional Shares	4.08%	1.51%
Bloomberg Municipal Bond Index	2.96%	0.94%
Bloomberg Municipal 1-15 Years Blend Index	2.86%	1.05%
Lipper Intermediate Municipal Debt Funds Index	3.52%	1.23%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$3,055,933
Number of Holdings	1,072
Investment Advisory Fees	$8,628
Portfolio Turnover	13%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Water	3.3%
Airport	3.5%
General Obligation	3.6%
School District	5.0%
Education	6.2%
Nursing Homes	6.7%
Higher Education	7.4%
Transportation	9.4%
General	19.3%
Medical	22.2%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UITIX — AR (2/25)

Victory Tax Exempt Long-Term Fund

Class A

Ticker: UTELX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$67	0.65%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the continuing care retirement center (“CCRC”) and health care sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the A, BBB and BB rating categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Tax Exempt Long-Term Fund Class A @ NAV - $12,379	Victory Tax Exempt Long-Term Fund Class A @ MOP - $12,098	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,590	Lipper General & Insured Municipal Debt Funds Index - $12,723
2/15	$10,000	$9,773	$10,000	$10,000
2/16	$10,326	$10,092	$10,395	$10,363
2/17	$10,366	$10,130	$10,421	$10,422
2/18	$10,690	$10,448	$10,682	$10,756
2/19	$11,001	$10,752	$11,123	$11,159
2/20	$12,105	$11,830	$12,175	$12,322
2/21	$12,176	$11,899	$12,304	$12,416
2/22	$12,278	$12,000	$12,223	$12,402
2/23	$11,150	$10,897	$11,600	$11,552
2/24	$11,820	$11,552	$12,228	$12,258
2/25	$12,379	$12,098	$12,590	$12,723

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	4.73%	0.45%	2.16%
Class A @ MOP	2.35%	-0.01%	1.92%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%
Lipper General & Insured Municipal Debt Funds Index	3.80%	0.64%	2.44%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,696,742
Number of Holdings	547
Investment Advisory Fees	$4,342
Portfolio Turnover	4%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Airport	2.2%
Water	2.7%
General Obligation	5.7%
Transportation	6.4%
School District	7.5%
Education	7.6%
Higher Education	9.3%
Nursing Homes	11.6%
General	15.8%
Medical	20.4%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTELX — AR (2/25)

Victory Tax Exempt Long-Term Fund

Fund Shares

Ticker: USTEX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$46	0.45%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the continuing care retirement center (“CCRC”) and health care sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the A, BBB and BB rating categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Tax Exempt Long-Term Fund, Fund Shares - $12,665	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,590	Lipper General & Insured Municipal Debt Funds Index - $12,723
2/15	$10,000	$10,000	$10,000
2/16	$10,355	$10,395	$10,363
2/17	$10,421	$10,421	$10,422
2/18	$10,784	$10,682	$10,756
2/19	$11,122	$11,123	$11,159
2/20	$12,263	$12,175	$12,322
2/21	$12,359	$12,304	$12,416
2/22	$12,486	$12,223	$12,402
2/23	$11,363	$11,600	$11,552
2/24	$12,070	$12,228	$12,258
2/25	$12,665	$12,590	$12,723

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	4.93%	0.65%	2.39%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%
Lipper General & Insured Municipal Debt Funds Index	3.80%	0.64%	2.44%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,696,742
Number of Holdings	547
Investment Advisory Fees	$4,342
Portfolio Turnover	4%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Airport	2.2%
Water	2.7%
General Obligation	5.7%
Transportation	6.4%
School District	7.5%
Education	7.6%
Higher Education	9.3%
Nursing Homes	11.6%
General	15.8%
Medical	20.4%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTEX — AR (2/25)

Victory Tax Exempt Long-Term Fund

Institutional Shares

Ticker: ULTIX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$43	0.42%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the continuing care retirement center (“CCRC”) and health care sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the A, BBB and BB rating categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Tax Exempt Long-Term Fund Institutional Shares - $1,066,284	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,044,707	Lipper General & Insured Municipal Debt Funds Index - $1,063,112
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
2/21	$1,039,050	$1,020,951	$1,037,475
2/22	$1,050,393	$1,014,217	$1,036,323
2/23	$956,210	$962,513	$965,277
2/24	$1,015,878	$1,014,664	$1,024,220
2/25	$1,066,284	$1,044,707	$1,063,112
Footnote	Description
Footnote*	Inception date for the Victory Tax Exempt Long-Term Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	Since Inception
Institutional Shares	4.96%	1.38%
Bloomberg Municipal Bond Index	2.96%	0.94%
Lipper General & Insured Municipal Debt Funds Index	3.80%	1.32%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$1,696,742
Number of Holdings	547
Investment Advisory Fees	$4,342
Portfolio Turnover	4%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Airport	2.2%
Water	2.7%
General Obligation	5.7%
Transportation	6.4%
School District	7.5%
Education	7.6%
Higher Education	9.3%
Nursing Homes	11.6%
General	15.8%
Medical	20.4%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

ULTIX — AR (2/25)

Victory Tax Exempt Money Market Fund

Fund Shares

Ticker: USEXX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Tax Exempt Money Market Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$57	0.56%

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$431,205
Number of Holdings	47
Investment Advisory Fees	$1,245
7 Day Net Yield	1.92%
	1 Year	5 Year	10 Year
Fund Shares	2.76%	1.43%	0.98%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries (% of Net Assets)

(as of February 28, 2025)

Value	Value
Higher Education	2.9%
Education	3.5%
Facilities	4.4%
Transportation	4.4%
Water	4.4%
Power	6.9%
Multifamily Housing	7.3%
Pollution	9.3%
Medical	21.3%
Development	32.3%
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USEXX — AR (2/25)

Victory Tax Exempt Short-Term Fund

Class A

Ticker: UTESX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$67	0.66%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of shorter-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the industrial development revenue and health care sectors.

  Security selection in the A and BBB rating categories.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  Yield curve positioning, as the fund had a higher weight to bonds in the 6-10 year maturity range than the index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Tax Exempt Short-Term Fund Class A @ NAV - $11,301	Victory Tax Exempt Short-Term Fund Class A @ MOP - $11,042	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,590	Bloomberg Municipal Bond Short (1-5 Years) Index - $11,550	Lipper Short Municipal Debt Funds Index - $11,398
2/15	$10,000	$9,771	$10,000	$10,000	$10,000
2/16	$10,047	$9,817	$10,395	$10,171	$10,074
2/17	$10,019	$9,790	$10,421	$10,207	$10,099
2/18	$10,118	$9,886	$10,682	$10,263	$10,179
2/19	$10,325	$10,089	$11,123	$10,519	$10,363
2/20	$10,641	$10,398	$12,175	$10,919	$10,651
2/21	$10,742	$10,497	$12,304	$11,095	$10,745
2/22	$10,660	$10,416	$12,223	$10,954	$10,655
2/23	$10,417	$10,179	$11,600	$10,788	$10,595
2/24	$10,850	$10,602	$12,228	$11,179	$10,993
2/25	$11,301	$11,042	$12,590	$11,550	$11,398

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	4.15%	1.21%	1.23%
Class A @ MOP	1.84%	0.76%	1.00%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%
Bloomberg Municipal Bond Short (1-5 Years) Index	3.32%	1.13%	1.45%
Lipper Short Municipal Debt Funds Index	3.68%	1.36%	1.32%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$651,593
Number of Holdings	356
Investment Advisory Fees	$1,549
Portfolio Turnover	31%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Education	3.7%
Transportation	4.0%
Water	4.0%
Higher Education	4.2%
Nursing Homes	5.0%
Development	10.7%
General Obligation	10.8%
Pollution	11.2%
Medical	12.6%
General	21.8%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTESX — AR (2/25)

Victory Tax Exempt Short-Term Fund

Fund Shares

Ticker: USSTX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$47	0.46%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of shorter-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the industrial development revenue and health care sectors.

  Security selection in the A and BBB rating categories.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  Yield curve positioning, as the fund had a higher weight to bonds in the 6-10 year maturity range than the index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Tax Exempt Short-Term Fund, Fund Shares - $11,542	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,590	Bloomberg Municipal Bond Short (1-5 Years) Index - $11,550	Lipper Short Municipal Debt Funds Index - $11,398
2/15	$10,000	$10,000	$10,000	$10,000
2/16	$10,063	$10,395	$10,171	$10,074
2/17	$10,062	$10,421	$10,207	$10,099
2/18	$10,190	$10,682	$10,263	$10,179
2/19	$10,426	$11,123	$10,519	$10,363
2/20	$10,760	$12,175	$10,919	$10,651
2/21	$10,898	$12,304	$11,095	$10,745
2/22	$10,838	$12,223	$10,954	$10,655
2/23	$10,610	$11,600	$10,788	$10,595
2/24	$11,070	$12,228	$11,179	$10,993
2/25	$11,542	$12,590	$11,550	$11,398

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	4.27%	1.41%	1.44%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%
Bloomberg Municipal Bond Short (1-5 Years) Index	3.32%	1.13%	1.45%
Lipper Short Municipal Debt Funds Index	3.68%	1.36%	1.32%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$651,593
Number of Holdings	356
Investment Advisory Fees	$1,549
Portfolio Turnover	31%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Education	3.7%
Transportation	4.0%
Water	4.0%
Higher Education	4.2%
Nursing Homes	5.0%
Development	10.7%
General Obligation	10.8%
Pollution	11.2%
Medical	12.6%
General	21.8%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSTX — AR (2/25)

Victory Tax Exempt Short-Term Fund

Institutional Shares

Ticker: USTIX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$43	0.42%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of shorter-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the industrial development revenue and health care sectors.

  Security selection in the A and BBB rating categories.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  Yield curve positioning, as the fund had a higher weight to bonds in the 6-10 year maturity range than the index.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Tax Exempt Short-Term Fund Institutional Shares - $1,082,301	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,044,707	Bloomberg Municipal Bond Short (1-5 Years) Index - $1,052,191	Lipper Short Municipal Debt Funds Index - $1,071,095
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/21	$1,018,919	$1,020,951	$1,010,731	$1,009,804
2/22	$1,015,182	$1,014,217	$997,846	$1,001,311
2/23	$994,090	$962,513	$982,766	$995,648
2/24	$1,037,594	$1,014,664	$1,018,372	$1,033,031
2/25	$1,082,301	$1,044,707	$1,052,191	$1,071,095
Footnote	Description
Footnote*	Inception date for the Victory Tax Exempt Short-Term Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	Since Inception
Institutional Shares	4.41%	1.71%
Bloomberg Municipal Bond Index	2.96%	0.94%
Bloomberg Municipal Bond Short (1-5 Years) Index	3.32%	1.10%
Lipper Short Municipal Debt Funds Index	3.68%	1.48%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$651,593
Number of Holdings	356
Investment Advisory Fees	$1,549
Portfolio Turnover	31%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Education	3.7%
Transportation	4.0%
Water	4.0%
Higher Education	4.2%
Nursing Homes	5.0%
Development	10.7%
General Obligation	10.8%
Pollution	11.2%
Medical	12.6%
General	21.8%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTIX — AR (2/25)

Victory Treasury Money Market Trust

Fund Shares

Ticker: UATXX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Treasury Money Market Trust (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$36	0.35%

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$922,466
Number of Holdings	12
Investment Advisory Fees	$1,081
7 Day Net Yield	4.00%
	1 Year	5 Year	10 Year
Fund Shares	4.77%	2.36%	1.58%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of February 28, 2025)

Value	Value
U.S. Treasury Obligations	53.7%
Repurchase Agreements	45.7%
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UATXX — AR (2/25)

Victory Virginia Bond Fund

Class A

Ticker: UVABX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$81	0.80%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the continuing care retirement center sector.

  Security selection in the AA and A rated categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Virginia Bond Fund Class A @ NAV - $11,914	Victory Virginia Bond Fund Class A @ MOP - $11,642	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,590	Lipper Virginia Municipal Debt Funds Index - $11,874
2/15	$10,000	$9,771	$10,000	$10,000
2/16	$10,296	$10,061	$10,395	$10,299
2/17	$10,348	$10,111	$10,421	$10,453
2/18	$10,580	$10,338	$10,682	$10,447
2/19	$10,893	$10,644	$11,123	$10,793
2/20	$11,726	$11,458	$12,175	$11,691
2/21	$11,823	$11,552	$12,304	$11,782
2/22	$11,777	$11,508	$12,223	$11,685
2/23	$10,946	$10,695	$11,600	$10,940
2/24	$11,551	$11,286	$12,228	$11,497
2/25	$11,914	$11,642	$12,590	$11,874

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	3.15%	0.32%	1.77%
Class A @ MOP	0.84%	-0.14%	1.53%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%
Lipper Virginia Municipal Debt Funds Index	3.28%	0.31%	1.73%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$510,963
Number of Holdings	176
Investment Advisory Fees	$1,911
Portfolio Turnover	6%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Airport	2.1%
Facilities	3.8%
Water	4.2%
Development	5.2%
Multifamily Housing	7.7%
Transportation	8.4%
Higher Education	10.1%
Nursing Homes	14.3%
General	15.7%
Medical	19.1%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVABX — AR (2/25)

Victory Virginia Bond Fund

Fund Shares

Ticker: USVAX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Fund Shares	$59	0.58%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the continuing care retirement center sector.

  Security selection in the AA and A rated categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Virginia Bond Fund, Fund Shares - $12,206	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,590	Lipper Virginia Municipal Debt Funds Index - $11,874
2/15	$10,000	$10,000	$10,000
2/16	$10,330	$10,395	$10,299
2/17	$10,398	$10,421	$10,453
2/18	$10,655	$10,682	$10,447
2/19	$11,003	$11,123	$10,793
2/20	$11,873	$12,175	$11,691
2/21	$11,992	$12,304	$11,782
2/22	$11,974	$12,223	$11,685
2/23	$11,165	$11,600	$10,940
2/24	$11,796	$12,228	$11,497
2/25	$12,206	$12,590	$11,874

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	5 Year	10 Year
Fund Shares	3.47%	0.55%	2.01%
Bloomberg Municipal Bond Index	2.96%	0.67%	2.33%
Lipper Virginia Municipal Debt Funds Index	3.28%	0.31%	1.73%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$510,963
Number of Holdings	176
Investment Advisory Fees	$1,911
Portfolio Turnover	6%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Airport	2.1%
Facilities	3.8%
Water	4.2%
Development	5.2%
Multifamily Housing	7.7%
Transportation	8.4%
Higher Education	10.1%
Nursing Homes	14.3%
General	15.7%
Medical	19.1%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USVAX — AR (2/25)

Victory Virginia Bond Fund

Institutional Shares

Ticker: UVAIX

Annual Shareholder Report — February 28, 2025

The annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Institutional Shares	$54	0.53%

What affected the Fund’s performance during the year?

Tax-exempt bonds, as measured by the Bloomberg Municipal Bond Index, generated positive returns overall for 12-month reporting period ended February 28, 2025.

In keeping with our investment approach, we continued to focus on income generation. The Fund’s long-term income distribution, not its price appreciation, accounts for most of its total return.

Our commitment to independent credit research continued to help us identify attractive opportunities for the Fund. We employ fundamental analysis that emphasizes an issuer’s ability and willingness to repay its debt. Through our credit research, we strive both to recognize relative value and to avoid potential pitfalls, which is especially important in volatile times like the present. As always, we worked with our in-house team of analysts to select investments for the Fund on a bond-by-bond basis. Our team continuously monitors all the holdings in the Fund’s portfolio.

The Fund continues to hold a diversified portfolio of longer-term, primarily investment- grade municipal bonds.

Top contributors to performance:

  Security selection in the continuing care retirement center sector.

  Security selection in the AA and A rated categories.

Top detractors from performance:

  Interest rate effect as rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

	Victory Virginia Bond Fund Institutional Shares - $1,044,887	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,044,707	Lipper Virginia Municipal Debt Funds Index - $1,027,278
6/20Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
2/21	$1,024,814	$1,020,951	$1,019,273
2/22	$1,023,569	$1,014,217	$1,010,961
2/23	$954,810	$962,513	$946,448
2/24	$1,010,293	$1,014,664	$994,673
2/25	$1,044,887	$1,044,707	$1,027,278
Footnote	Description
Footnote*	Inception date for the Victory Virginia Bond Fund, Institutional Shares is 6/29/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of February 28, 2025)

	1 Year	Since Inception
Institutional Shares	3.42%	0.95%
Bloomberg Municipal Bond Index	2.96%	0.94%
Lipper Virginia Municipal Debt Funds Index	3.28%	0.58%

FUND STATISTICS

($ amounts in 000s)

(as of February 28, 2025)

Net Assets	$510,963
Number of Holdings	176
Investment Advisory Fees	$1,911
Portfolio Turnover	6%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-235-8396.

Top Industries* (% of Net Assets)

(as of February 28, 2025)

Value	Value
Airport	2.1%
Facilities	3.8%
Water	4.2%
Development	5.2%
Multifamily Housing	7.7%
Transportation	8.4%
Higher Education	10.1%
Nursing Homes	14.3%
General	15.7%
Medical	19.1%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended February 28, 2025.

Changes in and Disagreements with Accountants

Effective upon the completion of the Fund's audit for the fiscal year ended February 28, 2025, Ernst & Young LLP ("E&Y") resigned as the independent registered public accounting firm of the Fund. There were no disagreements with E&Y during the two most recent fiscal years and the subsequent interim period through March 25, 2024. Cohen & Company, LTD has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending February 28, 2026.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVAIX — AR (2/25)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley are each a “audit committee financial expert” and are “independent” (as each term is defined in Item 3 of Form N-CSR).

(a)  (1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

(a) (2) The audit committee financial experts are Dr. Barbara B. Ostdiek, Ph.D. and Dawn M. Hawley, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Fees for audit services provided to the Registrant were $449,800 and $440,500 for the fiscal years ended February 28, 2025 and February 29, 2024, respectively.

(b) Audit-Related Fees. For the fiscal years ended February 28, 2025, and February 29, 2024, there were no audit-related fees billed by Ernst & Young LLP to the Registrant.

(c) Tax Fees. Fees for tax services, which consisted of foreign tax compliance and tax consulting services, were $90,571 and $120,924 for the fiscal years ended February 28, 2025 and February 29, 2024, respectively.

(d) All Other Fees. For the fiscal years ended February 28, 2025, and February 29, 2024, there were no other fees billed by Ernst & Young LLP to the Registrant.

(e) (1) The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.
      (2) There were no  services performed under Rule 2 01(c)(7)(i)(c) of Regulation S-X for the fiscal years ended February 28, 2025 and February 29, 2024.

(f) All of the work in connection with the audit of the Registrant during the years ended February 28, 2025 and February 29, 2024 was performed by full-time employees of the Registrant’s principal accountant.

(g) The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $136,147 and $149,026 for the years ended February 28, 2025 and February 29, 2024, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

February 28, 2025
Annual: Full Financials
Victory California Bond Fund

vcm.com
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A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements (Form N-CSR Item 7) 14
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 21
Supplemental Information (Unaudited)
Additional Information
22
Advisory Contract Approval (Form N-CSR Item 11)
23

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory California Bond Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.1%)
California (97.1%):
Alameda Corridor Transportation Authority Revenue , Series A , 0.00% , 10/1/50 , Continuously
Callable @100 (a) ................................................... $ 1,250 $ 733
Albany Unified School District, GO , Series B , 4 .00% , 8/1/46 , Continuously Callable @100 .. 1,500 1,501
Bay Area Toll Authority Revenue , Series A , 3 .11% ( MUNIPSA + 125 bps ) , 4/1/36 , (Put Date
4/1/27) (b) (c) ...................................................... 15,000 14,971
Burbank Unified School District, GO
4 .30% , 8/1/33 , Continuously Callable @100 ............................... 3,085 3,243
4 .35% , 8/1/34 , Continuously Callable @100 ............................... 3,000 3,155
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT , Series B ,
5 .25% , 7/1/54 , Continuously Callable @100 ............................... 2,875 3,053
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.) , Series B , 4 .50% , 7/1/54 , Continuously Callable @100 .... 1,000 1,005
California Community Housing Agency Revenue , Series A , 5 .00% , 8/1/50 , Continuously
Callable @100 (d) ................................................... 1,900 1,862
California County Tobacco Securitization Agency Revenue
4 .00% , 6/1/49 , Continuously Callable @100 ............................... 500 460
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 500 461
Series A , 4 .00% , 6/1/49 , Continuously Callable @100 ......................... 1,000 933
California Educational Facilities Authority Revenue
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 2,000 2,090
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 2,000 2,055
Series A , 5 .00% , 10/1/37 , Continuously Callable @100 ........................ 1,000 1,010
Series A , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,500 5,499
Series A , 5 .50% , 10/1/53 , Continuously Callable @100 ........................ 500 530
California Enterprise Development Authority Revenue
5 .00% , 6/1/44 , Continuously Callable @100 (d) ............................. 750 770
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 1,900 1,853
4 .00% , 11/1/50 , Continuously Callable @100 ............................... 680 659
4 .00% , 6/1/54 , Continuously Callable @100 ............................... 2,000 1,854
5 .00% , 6/1/54 , Continuously Callable @100 (d) ............................. 1,985 2,018
California Health Facilities Financing Authority Revenue
Series A , 4 .00% , 3/1/39 , Continuously Callable @100 ......................... 7,375 7,182
Series A , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 2,100 2,103
Series A , 5 .25% , 12/1/44 , Continuously Callable @100 ........................ 1,300 1,398
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,800 1,749
Series A , 5 .00% , 8/15/47 , Continuously Callable @100 ........................ 2,900 2,912
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 10,000 9,614
Series A , 4 .00% , 4/1/49 , Pre-refunded  4/1/30 @ 100 ......................... 55 59
Series A , 4 .00% , 4/1/49 , Continuously Callable @100 ......................... 1,645 1,575
Series B , 4 .00% , 11/15/41 , Continuously Callable @100 ....................... 14,000 13,590
Series B , 5 .25% , 11/15/53 , Continuously Callable @100 ....................... 1,000 1,058
California Infrastructure & Economic Development Bank Revenue
4 .00% , 7/1/50 , Continuously Callable @100 ............................... 4,000 3,894
Series A , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 2,000 2,088
Series B , 5 .00% , 11/1/57 , Continuously Callable @100 ........................ 1,300 1,360
California Municipal Finance Authority Certificate of Participation (INS - Assured Guaranty
Corp.)
Series A , 5 .25% , 11/1/36 , Continuously Callable @100 ........................ 1,000 1,064
Series A , 5 .25% , 11/1/52 , Continuously Callable @100 ........................ 500 526
California Municipal Finance Authority Revenue
5 .00% , 6/1/43 , Continuously Callable @100 ............................... 2,500 2,624
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 6,500 5,990
4 .00% , 10/1/46 , Continuously Callable @100 ............................... 965 840
Series A , 5 .00% , 2/1/37 , Continuously Callable @100 ......................... 750 763
Series A , 5 .50% , 5/1/44 , Continuously Callable @100 (d) ...................... 290 296
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 2,000 1,878
Series A , 5 .00% , 2/1/47 , Continuously Callable @100 ......................... 2,000 2,019
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 1,005
Series A , 5 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 1,000
Series A , 4 .00% , 11/15/52 , Continuously Callable @103 ....................... 750 627
Series A , 5 .00% , 4/1/54 , Continuously Callable @103 ......................... 1,540 1,613

Victory Portfolios III
Victory California Bond Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .75% , 5/1/54 , Continuously Callable @100 (d) ...................... $ 710 $ 726
Series A , 4 .00% , 11/15/56 , Continuously Callable @103 ....................... 1,100 898
Series A , 5 .88% , 5/1/59 , Continuously Callable @100 (d) ...................... 305 318
California Municipal Finance Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
4 .13% , 5/15/39 , Continuously Callable @100 ............................... 1,900 1,925
4 .13% , 5/15/46 , Continuously Callable @100 ............................... 2,100 2,104
Series B , 5 .00% , 5/15/47 , Continuously Callable @102 ........................ 2,500 2,563
California Pollution Control Financing Authority Revenue , 5 .00% , 11/21/45 , Continuously
Callable @100 (d) ................................................... 7,470 7,605
California Public Finance Authority Revenue
5 .00% , 10/15/37 , Continuously Callable @100 .............................. 1,000 1,009
5 .00% , 10/15/47 , Continuously Callable @100 .............................. 3,000 3,004
Series A , 5 .00% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,027
California School Finance Authority Revenue
5 .00% , 8/1/41 , Continuously Callable @100 (d) ............................. 1,600 1,605
5 .00% , 8/1/41 , Pre-refunded  8/1/25 @ 100 (d) .............................. 150 152
5 .00% , 8/1/46 , Continuously Callable @100 (d) ............................. 2,050 2,053
5 .00% , 8/1/46 , Pre-refunded  8/1/25 @ 100 (d) .............................. 200 202
5 .00% , 7/1/49 , Continuously Callable @103 (d) ............................. 1,000 1,032
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 (d) ...................... 1,370 1,378
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (d) ...................... 650 628
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (d) ...................... 900 889
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (d) ...................... 3,150 3,193
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 (d) ...................... 1,050 1,071
Series IS , 5 .00% , 8/1/42 , Continuously Callable @100 (d) ...................... 1,000 1,014
Series IS , 5 .00% , 8/1/52 , Continuously Callable @100 (d) ...................... 1,000 1,003
California Statewide Communities Development Authority Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 2,750 2,777
5 .00% , 10/1/46 , Continuously Callable @100 ............................... 2,750 2,770
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,995 2,030
5 .00% , 7/1/48 , Continuously Callable @100 ............................... 4,000 4,131
Series A , 4 .00% , 4/1/45 , Continuously Callable @100 ......................... 1,500 1,450
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 2,000 2,019
Series A , 4 .00% , 8/15/51 , Continuously Callable @100 ........................ 3,000 2,834
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,000 1,014
Series A , 5 .00% , 12/1/57 , Continuously Callable @100 ........................ 2,500 2,532
California Statewide Communities Development Authority Revenue (INS - Assured Guaranty
Corp.) , Series A , 5 .25% , 8/15/52 , Continuously Callable @100 .................. 1,000 1,057
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program) , 4 .00% , 11/1/46 , Continuously
Callable @100 ..................................................... 4,000 3,899
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/50 , Continuously Callable @100 ......................... 9,500 9,372
Chino Valley Unified School District, GO , Series B , 4 .00% , 8/1/45 , Continuously Callable
@100 ........................................................... 1,000 1,010
City & County of San Francisco Community Facilities District No. 2014-1 Special Tax , Series
A , 5 .00% , 9/1/52 , Continuously Callable @100 ............................. 750 794
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax , 4 .00% ,
9/1/52 , Callable 9/1/28 @ 103 (d) ........................................ 1,750 1,518
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Tax
Allocation
Series A , 5 .00% , 9/1/52 , Continuously Callable @100 (d) ...................... 1,250 1,242
Series B , 5 .00% , 9/1/52 , Continuously Callable @100 (d) ...................... 640 641
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 5/1/43 , Continuously Callable @100 ............................... 1,300 1,330
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
5/1/47 , Continuously Callable @100 ..................................... 2,000 2,040
City of Los Angeles Department of Airports Revenue AMT , Series C , 4 .00% , 5/15/50 ,
Continuously Callable @100 ........................................... 1,840 1,734
City of Sacramento Special Tax , 5 .38% , 9/1/52 , Continuously Callable @103 (d) .......... 2,000 1,993
City of San Mateo Special Tax (INS - Build America Mutual Assurance Co.) , Series 2008-1 ,
5 .25% , 9/1/44 , Continuously Callable @100 ............................... 4,000 4,333

Victory Portfolios III
Victory California Bond Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.) , 4 .00% , 11/15/44 ,
Continuously Callable @100 ........................................... $ 5,000 $ 5,002
City of Upland Certificate of Participation
4 .00% , 1/1/42 , Continuously Callable @100 ............................... 3,000 2,839
5 .00% , 1/1/47 , Continuously Callable @100 ............................... 2,000 2,022
Foothill-Eastern Transportation Corridor Agency Revenue , Series B-2 , 3 .50% , 1/15/53 ,
Continuously Callable @100 ........................................... 1,500 1,271
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.)
1/15/34 (e) ........................................................ 15,000 10,953
1/15/35 (e) ........................................................ 7,500 5,262
Golden State Tobacco Securitization Corp. Revenue , Series B , 5 .00% , 6/1/51 , Continuously
Callable @100 ..................................................... 1,000 1,035
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series A ,
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 3,000 3,142
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/31 ,
Continuously Callable @100 ........................................... 2,940 2,944
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series A ,
4 .00% , 8/1/46 , Continuously Callable @100 ............................... 3,550 3,545
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series C , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 450 456
Series C , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 450 453
Irvine Unified School District Special Tax
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,015 1,008
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 2,990 3,083
Series B , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,039
Series B , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 995 1,020
Series C , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 995 1,014
Series C , 5 .00% , 9/1/47 , Continuously Callable @100 ......................... 520 525
Series D , 5 .00% , 9/1/49 , Continuously Callable @100 ........................ 995 1,016
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 1,790 1,760
Series A , 5 .00% , 9/1/56 , Continuously Callable @100 ......................... 5,970 6,077
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS
- Build America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/52 , Continuously Callable
@100 ........................................................... 1,500 1,460
Long Beach Bond Finance Authority Revenue , Series A , 5 .00% , 11/15/35 .............. 3,875 4,279
Los Angeles County Public Works Financing Authority Revenue , Series D , 5 .00% , 12/1/45 ,
Continuously Callable @100 ........................................... 6,000 6,070
Los Angeles Housing Authority Revenue , Series A , 4 .40% , 12/1/54 , Continuously Callable
@100 ........................................................... 2,000 1,910
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2024-DBE-8152 , 1 .30% , 7/1/54 , Continuously Callable @100 (d) (f) .......... 3,200 3,200
Manteca Unified School District Special Tax , Series A , 5 .00% , 9/1/54 , Continuously Callable
@100 ........................................................... 2,000 2,072
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build
America Mutual Assurance Co.) , Series A , 4 .00% , 8/1/41 , Continuously Callable @100 5,790 5,793
Middle Fork Project Finance Authority Revenue , 5 .00% , 4/1/33 , Continuously Callable @100 2,205 2,319
Monrovia Financing Authority Revenue , 5 .00% , 12/1/45 , Continuously Callable @100 ..... 3,435 3,484
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
12/1/45 , Continuously Callable @100 .................................... 2,345 2,376
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
B , 5 .00% , 8/1/47 , Continuously Callable @100 ............................. 6,500 6,741
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual
Assurance Co.) , Series B , 5 .00% , 8/1/48 , Continuously Callable @100 ............. 3,315 3,384
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee
Corp.)
Series A , 5 .00% , 10/1/30 , Continuously Callable @100 ........................ 5,000 5,007
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 3,500 3,504
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series C , 8/1/30 (e) .................................................. 7,500 6,418
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 8/1/31 (e) ....... 12,230 9,567
Palomar Health, GO (INS - National Public Finance Guarantee Corp.) , Series A , 8/1/26 (e) ... 5,500 5,214

Victory Portfolios III
Victory California Bond Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Perris Union High School District, GO (INS - Assured Guaranty Corp.) , Series A , 4 .00% ,
9/1/48 , Continuously Callable @100 ..................................... $ 5,000 $ 4,926
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.) , 4 .00% ,
9/1/50 , Continuously Callable @100 ..................................... 4,750 4,497
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center) , Series O-1 , 0 .60% , 5/15/45 , Callable 4/1/25 @ 100 (f) ... 8,300 8,300
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 2,800 2,782
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Corp.) , Series
A-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............................ 1,500 1,593
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal
Corp.) , Series 2016-1 , 5 .25% , 9/1/52 , Continuously Callable @103 ............... 2,000 2,160
Riverside County Transportation Commission Revenue , Series B1 , 4 .00% , 6/1/46 ,
Continuously Callable @100 ........................................... 3,000 2,957
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/41 , Continuously Callable @100 ......................... 2,000 2,042
Sacramento Area Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/44 , Continuously Callable @100 ................... 2,000 2,002
San Diego County Regional Airport Authority Revenue , Series A , 5 .00% , 7/1/47 , Continuously
Callable @100 ..................................................... 1,500 1,532
San Diego County Regional Airport Authority Revenue AMT
Series B , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 3,000 2,807
Series B , 5 .00% , 7/1/51 , Continuously Callable @100 ......................... 1,685 1,735
Series B , 5 .00% , 7/1/56 , Continuously Callable @100 ......................... 4,000 4,103
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT
Series A , 5 .25% , 5/1/49 , Continuously Callable @100 ......................... 1,400 1,491
Series A , 5 .25% , 5/1/55 , Continuously Callable @100 ......................... 12,000 12,775
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.) , Series
B , 5 .00% , 8/1/43 , Continuously Callable @100 ............................. 2,750 2,901
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.) , Series A , 5 .00% , 2/1/38 , Continuously Callable @100 ....... 5,000 5,005
Santa Clarita Community College District, GO , 4 .00% , 8/1/46 , Continuously Callable @100 . 5,250 5,238
Stockton Public Financing Authority Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 920 864
5 .00% , 3/1/47 , Continuously Callable @100 ............................... 4,385 4,450
Sweetwater Union High School District, GO , Series 2018-A1 , 5 .00% , 8/1/52 , Continuously
Callable @100 ..................................................... 1,000 1,063
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America
Mutual Assurance Co.) , 4 .00% , 6/1/43 , Continuously Callable @100 .............. 1,000 1,003
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 8/1/45 , Continuously Callable @100 ......................... 7,500 7,474
Tobacco Securitization Authority of Southern California Revenue
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 720 726
5 .00% , 6/1/48 , Continuously Callable @100 ............................... 2,175 2,223
Transbay Joint Powers Authority Tax Allocation , Series A , 5 .00% , 10/1/49 , Continuously
Callable @100 ..................................................... 800 827
University of California Revenue , Series AL-2 , 0 .50% , 5/15/48 , Callable 4/1/25 @ 100 (f) ... 5,400 5,400
Vacaville Unified School District, GO , Series D , 4 .00% , 8/1/45 , Continuously Callable @100 1,850 1,858
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series C ,
4 .00% , 8/1/45 , Continuously Callable @100 ............................... 4,475 4,446
Washington Township Health Care District Revenue
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,000 1,008
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 ......................... 1,500 1,613
Washington Township Health Care District, GO
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,280 3,098
Series B , 4 .50% , 8/1/53 , Continuously Callable @100 ......................... 750 763
West Contra Costa Unified School District, GO , Series B , 5 .00% , 8/1/54 , Continuously
Callable @100 ..................................................... 1,000 1,078
441,465
Guam (1.3%):
Antonio B Won Pat International Airport Authority Revenue AMT , Series A , 5 .25% , 10/1/41 ,
Continuously Callable @100 ........................................... 100 107

Victory Portfolios III
Victory California Bond Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ $ 2,800 $ 2,858
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 2,635 2,770
5,735
Virgin Islands (0.7%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/33 , Continuously Callable
@100 (d) ......................................................... 3,000 3,014
Total Municipal Bonds (Cost $453,731)
a
a
a
450,214
Total Investments (Cost $453,731) — 99.1% 450,214
Other assets in excess of liabilities —  0.9% 4,217
NET ASSETS - 100.00% $ 454,431
(a) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(b) Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2025.
(c) Put Bond.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2025, the fair value of these securities was
$39,423 (thousands) and amounted to 8.7% of net assets.
(e) Zero-coupon bond.
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
MUNIPSA
—
SIFMA Municipal Swap Index Yield
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
February 28, 2025
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory California
Bond Fund
Assets:
Investments, at value (Cost $453,731) $ 450,214
Cash 119
Receivables:
Interest 4,588
Capital shares issued 8
From Adviser 8
Prepaid expenses — (a)
Total Assets 454,937
Liabilities:
Payables:
Distributions 92
Capital shares redeemed 203
Accrued expenses and other payables:
Investment advisory fees 100
Administration fees 52
Custodian fees — (a)
Transfer agent fees 13
Compliance fees — (a)
Trustees' fees 1
12b-1 fees — (a)
Other accrued expenses 45
Total Liabilities 506
Commitments and contingencies (Note 4 )
Net Assets:
Capital 476,238
Total accumulated earnings (loss) (21,807)
Net Assets $ 454,431
Net Assets:
Fund Shares $ 451,059
Institutional Shares 3,020
Class A 352
Total $ 454,431
Shares (unlimited number of shares authorized with no par value):
Fund Shares 43,433
Institutional Shares 291
Class A 34
Total 43,758
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10 .39
Institutional Shares 10 .38
Class A 10 .37
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .61
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory California
Bond Fund
Investment Income:
Interest $ 17,642
Total Income 17,642
Expenses:
Investment advisory fees 1,632
Administration fees — Fund Shares 706
Administration fees — Institutional Shares 3
Administration fees — Class A 1
Sub-Administration fees 25
12b-1 fees — Class A 1
Custodian fees 20
Transfer agent fees — Fund Shares 119
Transfer agent fees — Institutional Shares 3
Transfer agent fees — Class A — (a)
Trustees' fees 46
Compliance fees 4
Legal and audit fees 62
State registration and filing fees — (a)
Other expenses 60
Total Expenses 2,682
Less fees paid indirectly (20)
Expenses waived/reimbursed by Adviser (43)
Net Expenses 2,619
Net Investment Income (Loss) 15,023
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (569)
Net change in unrealized appreciation/depreciation on investment securities (733)
Net realized/unrealized gains (losses) on investments (1,302)
Change in net assets resulting from operations $ 13,721
(a) Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory California Bond Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 15,023 $ 16,038
Net realized gains (losses) (569) (1,958)
Net change in unrealized appreciation/depreciation (733) 14,713
Change in net assets resulting from operations 13,721 28,793
Distributions to Shareholders:
Fund Shares (14,904) (16,408)
Institutional Shares (93) (61)
Class A (11) (16)
Change in net assets resulting from distributions to shareholders (15,008) (16,485)
Change in net assets resulting from capital transactions (42,956) (31,728)
Change in net assets (44,243) (19,420)
Net Assets:
Beginning of period 498,674 518,094
End of period $ 454,431 $ 498,674

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory California Bond Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 10,292 $ 14,629
Distributions reinvested 12,737 13,970
Cost of shares redeemed (66,200) (61,339)
Total Fund Shares $ (43,171) $ (32,740)
Institutional Shares
Proceeds from shares issued $ 1,140 $ 1,879
Distributions reinvested 92 58
Cost of shares redeemed (937) (810)
Total Institutional Shares $ 295 $ 1,127
Class A
Proceeds from shares issued $ 40 $ 20
Distributions reinvested 9 14
Cost of shares redeemed (129) (149)
Total Class A $ (80) $ (115)
Change in net assets resulting from capital transactions $ (42,956) $ (31,728)
Share Transactions:
Fund Shares
Issued 990 1,431
Reinvested 1,227 1,368
Redeemed (6,364) (6,022)
Total Fund Shares (4,147) (3,223)
Institutional Shares
Issued 111 185
Reinvested 9 6
Redeemed (90) (79)
Total Institutional Shares 30 112
Class A
Issued 4 2
Reinvested 1 1
Redeemed (13) (14)
Total Class A (8) (11)
Change in Shares (4,125) (3,122)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory California Bond Fund
Fund Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.41 $10.16 $10.81 $11.49 $11.17 $11.07
Investment Activities:
Net investment income (loss)(b) 0.34 0.33 0.29 0.27 0.27 0.30
Net realized and unrealized gains (losses) (0.03) 0.25 (0.66) (0.68) 0.32 0.10
Total from Investment Activities 0.31 0.58 (0.37) (0.41) 0.59 0.40
Distributions to Shareholders from:
Net investment income (0.33) (0.33) (0.28) (0.27) (0.27) (0.30)
Total Distributions (0.33) (0.33) (0.28) (0.27) (0.27) (0.30)
Net Asset Value, End of Period $10.39 $10.41 $10.16 $10.81 $11.49 $11.17
Total Return(c)(d) 3.02% 5.87% (3.43)% (3.64)% 5.36% 3.62%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.55%(i) 0.57%(i) 0.59% 0.55% 0.56% 0.53%
Net Investment Income (Loss)(e) 3.17% 3.18% 3.04% 2.39% 2.40% 2.66%
Gross Expenses(e)(h) 0.56%(i) 0.58%(i) 0.59% 0.55% 0.56% 0.53%
Supplemental Data:
Net Assets at end of period (000's) $451,059 $495,521 $516,046 $606,474 $655,948 $677,785
Portfolio Turnover(c)(j) 11% 2% 19% 11% 32% 33%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory California Bond Fund
Institutional Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.41 $10.16 $10.81 $11.48 $11.35
Investment Activities:
Net investment income (loss)(c) 0.33 0.33 0.30 0.28 0.21
Net realized and unrealized gains (losses) (0.03) 0.26 (0.67) (0.67) 0.13
Total from Investment Activities 0.30 0.59 (0.37) (0.39) 0.34
Distributions to Shareholders from:
Net investment income (0.33) (0.34) (0.28) (0.28) (0.21)
Total Distributions (0.33) (0.34) (0.28) (0.28) (0.21)
Net Asset Value, End of Period $10.38 $10.41 $10.16 $10.81 $11.48
Total Return(d)(e) 2.97% 5.92% (3.36)% (3.50)% 3.01%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.51%(i) 0.52%(i) 0.51% 0.51% 0.50%
Net Investment Income (Loss)(f) 3.21% 3.22% 3.17% 2.43% 2.44%
Gross Expenses(f)(h) 0.64%(i) 0.60%(i) 0.59% 0.58% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $3,020 $2,721 $1,515 $592 $911
Portfolio Turnover(d)(j) 11% 2% 19% 11% 32%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory California Bond Fund
Class A
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.40 $10.15 $10.80 $11.47 $11.16 $11.06
Investment Activities:
Net investment income (loss)(b) 0.31 0.30 0.26 0.25 0.25 0.27
Net realized and unrealized gains (losses) (0.03) 0.26 (0.66) (0.67) 0.31 0.10
Total from Investment Activities 0.28 0.56 (0.40) (0.42) 0.56 0.37
Distributions to Shareholders from:
Net investment income (0.31) (0.31) (0.25) (0.25) (0.25) (0.27)
Total Distributions (0.31) (0.31) (0.25) (0.25) (0.25) (0.27)
Net Asset Value, End of Period $10.37 $10.40 $10.15 $10.80 $11.47 $11.16
Total Return (excludes sales charge)(c)(d) 2.69% 5.66% (3.69)% (3.78)% 5.01% 3.36%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.78%(i) 0.78%(i) 0.89% 0.79% 0.81% 0.78%
Net Investment Income (Loss)(e) 2.95% 2.99% 2.73% 2.15% 2.15% 2.41%
Gross Expenses(e)(h) 1.52%(i) 0.86%(i) 0.97% 0.85% 0.88% 0.78%
Supplemental Data:
Net Assets at end of period (000's) $352 $432 $533 $1,098 $6,783 $6,381
Portfolio Turnover(c)(j) 11% 2% 19% 11% 32% 33%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
14
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory California Bond Fund California Bond Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
15
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
California Bond Fund
Municipal Bonds .............................................. $ — $ 450,214 $ — $ 450,214
Total ....................................................... $ — $ 450,214 $ — $ 450,214
Excluding U.S. Government
Securities
Purchases Sales
California Bond Fund ....................................................................... $ 50,191 $ 97,517

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
16
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the year ended February 28, 2025, are reflected on the Statement of
Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper California Municipal Debt Funds Index. The Lipper California Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper California Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper California Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
California Bond Fund Fund Shares
Institutional
Shares Class A
in thousands $ 59 $ —(a) $ (—)(a)
as annual % rate 0.01% —%(b) (0.02)%
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 0.01%.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
17
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the year ended February 28, 2025, are reflected on the Statement of
Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper California Municipal Debt Funds Index. The Lipper California Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper California Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper California Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
California Bond Fund Fund Shares
Institutional
Shares Class A
in thousands $ 59 $ —(a) $ (—)(a)
as annual % rate 0.01% —%(b) (0.02)%
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 0.01%.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 28, 2025, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 28, 2025, the
Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 28, 2025, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
In effect until June 30, 2025
Fund Shares
Institutional
Shares Class A
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54% 0.50% 0.80%
Expires
2026
Expires
2027
Expires
2028 Total
California Bond Fund .................................................. $ 14 $ 24 $ 43 $ 81

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
18
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
State-Specific Risk — Because the Fund invests in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in California, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, other economic conditions, such as inflation, exacerbate some or all of these risks. The Fund’s performance will be affected by the fiscal and economic health of California and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of multiple states.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
19
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to market discount.
As of February 28, 2025, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Year Ended February 28, 2025
Tax-Exempt
Income
Total
Distributions
Paid
California Bond Fund ..................................................................... $ 15,008 $ 15,008
Year Ended February 29, 2024
Tax-Exempt
Income
Total
Distributions
Paid
California Bond Fund ..................................................................... $ 16,485 $ 16,485
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
California Bond Fund ............ $ 1,012 $ (1,050) $ (38) $ (18,265) $ (3,504) $ (21,807)
Short-Term
Amount
Long-Term
Amount Total
California Bond Fund ................................................... $ (4,867) $ (13,398) $ (18,265)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
California Bond Fund ................................. $ 453,718 $ 5,516 $ (9,020) $ (3,504)

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
20
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

21
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory California Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory California Bond Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February 28, 2023 and each of the three years in the period ended March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February
28, 2023 and each of the three years in the period ended March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
22
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 28, 2025, the Fund designated tax-exempt distributions in the amount of $15,008 thousand.

Victory Portfolios III
23
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory California Bond Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
24
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements - was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one-year period ended June 30, 2024, was above the average of its performance universe for the three-, five- and ten-year periods ended June 30, 2024, was above its Lipper index for the three- and five-year periods ended June 30, 2024, and was below its Lipper index for the one- and ten-year periods ended June 30, 2024. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser reimbursed or waived a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The
Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
25
(Unaudited)
maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40860-0425

February 28, 2025
Annual: Full Financials
Victory Cornerstone Aggressive Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
10
Statement of Operations
11
Statements of Changes in Net Assets
12
Financial Highlights
13
Notes to Financial Statements (Form N-CSR Item 7) 14
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 23
Supplemental Information (Unaudited)
Additional Information
24
Advisory Contract Approval (Form N-CSR Item 11)
25

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Cornerstone Aggressive Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (34.3%)
Communication Services (3.7%):
Alphabet, Inc., Class A .................................................. 4,088 $ 696
Alphabet, Inc., Class C .................................................. 32,646 5,622
Cargurus, Inc. (a) ....................................................... 2,575 83
Comcast Corp., Class A .................................................. 14,533 522
Meta Platforms, Inc., Class A .............................................. 8,077 5,397
TEGNA, Inc. ......................................................... 6,229 113
Verizon Communications, Inc. ............................................. 41,692 1,797
Yelp, Inc. (a) .......................................................... 2,395 82
Ziff Davis, Inc. (a) ...................................................... 2,038 84
14,396
Consumer Discretionary (2.9%):
Abercrombie & Fitch Co. (a) ............................................... 920 95
American Eagle Outfitters, Inc. ............................................. 5,722 75
Asbury Automotive Group, Inc. (a) .......................................... 327 88
AutoNation, Inc. (a) ..................................................... 66 12
AutoZone, Inc. (a) ...................................................... 37 129
Best Buy Co., Inc. ...................................................... 6,872 618
Booking Holdings, Inc. .................................................. 177 888
Build-A-Bear Workshop, Inc., Class A ....................................... 1,802 74
Caleres, Inc. .......................................................... 1,922 31
D.R. Horton, Inc. ...................................................... 3,818 484
Deckers Outdoor Corp. (a) ................................................ 3,615 504
Expedia Group, Inc. (a) .................................................. 3,752 743
General Motors Co. ..................................................... 31,020 1,524
G-III Apparel Group Ltd. (a) ............................................... 2,074 56
Installed Building Products, Inc. ............................................ 495 85
JAKKS Pacific, Inc. .................................................... 1,270 34
KB Home ............................................................ 1,128 69
Kontoor Brands, Inc. .................................................... 975 63
LCI Industries ......................................................... 453 47
Lennar Corp., Class A ................................................... 5,177 619
Lowe's Cos., Inc. ....................................................... 3,515 874
Murphy USA, Inc. ...................................................... 733 344
NVR, Inc. (a) .......................................................... 112 811
Perdoceo Education Corp. ................................................ 1,353 35
Phinia, Inc. ........................................................... 947 47
PulteGroup, Inc. ....................................................... 5,970 617
Ralph Lauren Corp. ..................................................... 2,185 592
Shoe Carnival, Inc. ..................................................... 3,112 69
Signet Jewelers Ltd. .................................................... 529 28
Steven Madden Ltd. .................................................... 2,007 66
Taylor Morrison Home Corp. (a) ............................................ 2,160 133
The Buckle, Inc. ....................................................... 2,042 82
The Home Depot, Inc. ................................................... 1,798 713
Toll Brothers, Inc. ...................................................... 5,450 608
Tri Pointe Homes, Inc. (a) ................................................. 2,673 85
Winnebago Industries, Inc. ................................................ 1,419 57
Worthington Enterprises, Inc. .............................................. 769 32
11,431
Consumer Staples (2.6%):
Altria Group, Inc. ...................................................... 29,332 1,638
Cal-Maine Foods, Inc. ................................................... 1,268 115
Coca-Cola Consolidated, Inc. .............................................. 276 391
Colgate-Palmolive Co. ................................................... 7,162 653
Costco Wholesale Corp. .................................................. 1,283 1,345
Edgewell Personal Care Co. ............................................... 1,478 46
Fresh Del Monte Produce, Inc. ............................................. 1,835 56
Ingles Markets, Inc., Class A .............................................. 1,044 64
Ingredion, Inc. ........................................................ 1,658 216
Kimberly-Clark Corp. ................................................... 8,356 1,187

Victory Portfolios III
Victory Cornerstone Aggressive Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Lancaster Colony Corp. .................................................. 312 $ 60
Philip Morris International, Inc. ............................................ 7,060 1,096
Sprouts Farmers Market, Inc. (a) ............................................ 817 121
Sysco Corp. .......................................................... 6,574 497
Target Corp. .......................................................... 1,155 143
The Kroger Co. ........................................................ 1,600 104
The Procter & Gamble Co. ................................................ 4,058 705
The Vita Coco Co., Inc. (a) ................................................ 1,656 54
U.S. Foods Holding Corp. (a) .............................................. 6,162 442
Walmart, Inc. ......................................................... 14,832 1,463
10,396
Energy (0.8%):
Cactus, Inc., Class A .................................................... 1,400 74
Core Natural Resources, Inc. .............................................. 1,117 83
Coterra Energy, Inc. ..................................................... 13,209 356
Devon Energy Corp. .................................................... 5,220 189
EOG Resources, Inc. .................................................... 11,382 1,445
Liberty Energy, Inc. ..................................................... 2,725 47
Magnolia Oil & Gas Corp., Class A ......................................... 2,766 65
Matador Resources Co. .................................................. 839 44
Ovintiv, Inc. .......................................................... 7,987 347
RPC, Inc. ............................................................ 11,682 65
Scorpio Tankers, Inc. .................................................... 1,099 44
SM Energy Co. ........................................................ 2,254 74
Teekay Corp. Ltd. ...................................................... 9,983 65
Teekay Tankers Ltd., Class A .............................................. 1,856 70
Valero Energy Corp. .................................................... 2,220 290
3,258
Financials (4.6%):
Acadian Asset Management, Inc. ........................................... 2,669 66
Amalgamated Financial Corp. ............................................. 713 23
American Express Co. ................................................... 2,653 798
Ameriprise Financial, Inc. ................................................ 2,690 1,445
Apollo Commercial Real Estate Finance, Inc. .................................. 3,314 34
Artisan Partners Asset Management, Inc., Class A ............................... 2,011 85
Axis Capital Holdings Ltd. ................................................ 2,486 241
BancFirst Corp. ........................................................ 674 80
Bread Financial Holdings, Inc. ............................................. 1,821 98
Cadence Bank ......................................................... 2,937 97
Capital One Financial Corp. ............................................... 955 192
Cathay General Bancorp ................................................. 1,803 85
Cincinnati Financial Corp. ................................................ 1,892 280
CNO Financial Group, Inc. ............................................... 1,665 69
Corebridge Financial, Inc. ................................................ 17,393 603
CVB Financial Corp. .................................................... 4,028 81
Donnelley Financial Solutions, Inc. (a) ........................................ 1,221 60
East West Bancorp, Inc. .................................................. 6,311 596
Enova International, Inc. (a) ............................................... 631 65
Enterprise Financial Services Corp. .......................................... 570 34
Essent Group Ltd. ...................................................... 1,714 99
Everest Group Ltd. ..................................................... 1,687 596
Fidelity National Financial, Inc. ............................................ 10,719 692
Fifth Third Bancorp ..................................................... 1,687 73
First Bancorp ......................................................... 5,942 116
First Financial Bancorp .................................................. 1,522 42
Franklin BSP Realty Trust, Inc. ............................................ 4,442 60
Hamilton Insurance Group Ltd., Class B (a) .................................... 3,898 76
Hancock Whitney Corp. .................................................. 1,611 92
Horace Mann Educators Corp. ............................................. 1,435 61
International Bancshares Corp. ............................................. 1,799 121
Jackson Financial, Inc., Class A ............................................ 1,409 129
JPMorgan Chase & Co. .................................................. 10,943 2,896

Victory Portfolios III
Victory Cornerstone Aggressive Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Live Oak Bancshares, Inc. ................................................ 1,654 $ 53
Metropolitan Bank Holding Corp. (a) ......................................... 1,044 63
Northeast Community Bancorp, Inc. ......................................... 1,785 41
OFG Bancorp ......................................................... 2,618 111
Pathward Financial, Inc. ................................................. 1,415 110
PayPal Holdings, Inc. (a) ................................................. 10,508 747
PJT Partners, Inc., Class A ................................................ 526 84
PROG Holdings, Inc. .................................................... 860 24
Prudential Financial, Inc. ................................................. 3,849 443
Regions Financial Corp. .................................................. 4,932 117
SEI Investments Co. .................................................... 1,926 154
Skyward Specialty Insurance Group, Inc. (a) ................................... 2,193 114
Synchrony Financial .................................................... 18,061 1,096
T. Rowe Price Group, Inc. ................................................ 557 59
The Allstate Corp. ...................................................... 3,267 651
The Bank of New York Mellon Corp. ........................................ 4,977 443
The Bank of NT Butterfield & Son Ltd. ....................................... 2,784 108
The Goldman Sachs Group, Inc. ............................................ 1,033 643
The Hartford Insurance Group, Inc. .......................................... 5,270 623
The PNC Financial Services Group, Inc. ...................................... 1,319 253
The Progressive Corp. ................................................... 2,511 708
Veritex Holdings, Inc. ................................................... 3,570 94
Visa, Inc., Class A ...................................................... 1,127 409
W.R. Berkley Corp. ..................................................... 11,505 726
Westamerica Bancorp ................................................... 1,347 70
18,029
Health Care (4.6%):
AbbVie, Inc. .......................................................... 8,488 1,774
ACADIA Pharmaceuticals, Inc. (a) .......................................... 2,163 42
AdaptHealth Corp. (a) ................................................... 8,386 95
ADMA Biologics, Inc. (a) ................................................. 2,268 37
Alkermes PLC (a) ...................................................... 1,478 51
Arcellx, Inc. (a) ........................................................ 993 64
Arcus Biosciences, Inc. (a) ................................................ 3,217 35
Arrowhead Pharmaceuticals, Inc. (a) ......................................... 1,468 28
Avanos Medical, Inc. (a) .................................................. 2,689 40
Avidity Biosciences, Inc. (a) ............................................... 930 28
Biohaven Ltd. (a) ....................................................... 863 32
Blueprint Medicines Corp. (a) .............................................. 492 48
Bridgebio Pharma, Inc. (a) ................................................ 983 34
Cardinal Health, Inc. .................................................... 10,486 1,358
Catalyst Pharmaceuticals, Inc. (a) ........................................... 1,807 41
Cencora, Inc. ......................................................... 386 98
Centene Corp. (a) ....................................................... 10,122 589
Corcept Therapeutics, Inc. (a) .............................................. 1,856 112
CorVel Corp. (a) ....................................................... 1,050 116
Crinetics Pharmaceuticals, Inc. (a) ........................................... 966 35
DaVita, Inc. (a) ........................................................ 116 17
Denali Therapeutics, Inc. (a) ............................................... 1,681 28
Dynavax Technologies Corp. (a) ............................................ 2,806 39
Dyne Therapeutics, Inc. (a) ................................................ 779 11
Exelixis, Inc. (a) ........................................................ 9,405 364
Geron Corp. (a) ........................................................ 6,569 12
Gilead Sciences, Inc. .................................................... 11,125 1,272
Halozyme Therapeutics, Inc. (a) ............................................ 693 41
Harmony Biosciences Holdings, Inc. (a) ....................................... 2,759 93
HCA Healthcare, Inc. ................................................... 434 133
Incyte Corp. (a) ........................................................ 5,919 435
Inmode Ltd. (a) ........................................................ 3,883 73
Innoviva, Inc. (a) ....................................................... 3,062 55
Insmed, Inc. (a) ........................................................ 996 81
Integra LifeSciences Holdings Corp. (a) ....................................... 3,420 79
iRadimed Corp. ........................................................ 685 37

Victory Portfolios III
Victory Cornerstone Aggressive Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
iTeos Therapeutics, Inc. (a) ................................................ 6,239 $ 45
Johnson & Johnson ..................................................... 7,248 1,196
Madrigal Pharmaceuticals, Inc. (a) ........................................... 110 38
McKesson Corp. ....................................................... 2,298 1,471
Merck & Co., Inc. ...................................................... 21,436 1,977
Molina Healthcare, Inc. (a) ................................................ 1,141 344
Myriad Genetics, Inc. (a) ................................................. 2,664 29
Option Care Health, Inc. (a) ............................................... 1,807 61
Owens & Minor, Inc. (a) .................................................. 2,839 27
Pacira BioSciences, Inc. (a) ................................................ 2,777 67
Pediatrix Medical Group, Inc. (a) ............................................ 1,776 26
Pfizer, Inc. ........................................................... 42,579 1,125
Progyny, Inc. (a) ....................................................... 3,267 74
Regeneron Pharmaceuticals, Inc. ........................................... 546 381
Revolution Medicines, Inc. (a) ............................................. 1,156 47
Rhythm Pharmaceuticals, Inc. (a) ........................................... 611 34
Royalty Pharma PLC, Class A ............................................. 16,088 541
Scholar Rock Holding Corp. (a) ............................................ 645 25
SIGA Technologies, Inc. ................................................. 10,449 57
Tenet Healthcare Corp. (a) ................................................ 4,499 570
The Cigna Group ...................................................... 1,012 313
Twist Bioscience Corp. (a) ................................................ 1,072 42
United Therapeutics Corp. (a) .............................................. 1,998 639
UnitedHealth Group, Inc. ................................................. 2,066 981
Universal Health Services, Inc., Class B ...................................... 1,360 238
Vaxcyte, Inc. (a) ........................................................ 768 56
Veracyte, Inc. (a) ....................................................... 1,695 59
Vericel Corp. (a) ....................................................... 928 48
17,938
Industrials (3.5%):
ACCO Brands Corp. .................................................... 15,101 70
Acuity Brands, Inc. ..................................................... 1,917 570
Allison Transmission Holdings, Inc. ......................................... 5,472 557
American Woodmark Corp. (a) ............................................. 848 53
Apogee Enterprises, Inc. ................................................. 1,403 67
Applied Industrial Technologies, Inc. ........................................ 600 150
Argan, Inc. ........................................................... 565 74
ASGN, Inc. (a) ......................................................... 1,206 81
BlueLinx Holdings, Inc. (a) ................................................ 1,031 82
Boise Cascade Co. ...................................................... 1,036 107
Builders FirstSource, Inc. (a) ............................................... 283 39
Carlisle Cos., Inc. ...................................................... 1,785 608
Caterpillar, Inc. ........................................................ 1,211 416
Cintas Corp. .......................................................... 1,830 380
Columbus McKinnon Corp. ............................................... 3,662 64
Comfort Systems USA, Inc. ............................................... 1,581 574
Core & Main, Inc., Class A (a) ............................................. 2,997 153
CRA International, Inc. .................................................. 221 43
Cummins, Inc. ........................................................ 3,770 1,388
Delta Air Lines, Inc. .................................................... 17,353 1,043
Deluxe Corp. ......................................................... 4,043 67
DNOW, Inc. (a) ........................................................ 4,170 67
EMCOR Group, Inc. .................................................... 2,004 819
ExlService Holdings, Inc. (a) .............................................. 1,908 92
Exponent, Inc. ......................................................... 956 81
Genco Shipping & Trading Ltd. ............................................ 4,381 63
GMS, Inc. (a) .......................................................... 859 68
Griffon Corp. ......................................................... 1,111 80
Kforce, Inc. .......................................................... 1,248 63
Korn Ferry ........................................................... 1,033 68
Leidos Holdings, Inc. ................................................... 4,761 619
Limbach Holdings, Inc. (a) ................................................ 122 10
Liquidity Services, Inc. (a) ................................................ 2,047 69

Victory Portfolios III
Victory Cornerstone Aggressive Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Lockheed Martin Corp. .................................................. 1,680 $ 757
Masco Corp. .......................................................... 5,650 425
Masterbrand, Inc. (a) .................................................... 4,934 69
Matson, Inc. .......................................................... 864 124
MillerKnoll, Inc. ....................................................... 1,732 37
Mueller Industries, Inc. .................................................. 1,840 147
Owens Corning ........................................................ 3,595 554
PACCAR, Inc. ........................................................ 1,311 141
Quanex Building Products Corp. ........................................... 1,235 24
Resideo Technologies, Inc. (a) .............................................. 4,304 83
Sterling Infrastructure, Inc. (a) ............................................. 723 92
Sun Country Airlines Holdings, Inc. (a) ....................................... 2,587 42
Terex Corp. ........................................................... 1,665 68
Trane Technologies PLC ................................................. 858 303
United Airlines Holdings, Inc. (a) ........................................... 10,566 991
United Rentals, Inc. ..................................................... 151 97
Vertiv Holdings Co., Class A .............................................. 4,926 469
W.W. Grainger, Inc. ..................................................... 613 626
Wabash National Corp. .................................................. 3,324 39
13,773
Information Technology (9.1%):
A10 Networks, Inc. ..................................................... 5,271 110
Adeia, Inc. ........................................................... 2,153 34
Amphenol Corp., Class A ................................................. 5,448 363
Apple, Inc. ........................................................... 42,276 10,224
Arista Networks, Inc. (a) .................................................. 5,534 515
Badger Meter, Inc. ...................................................... 373 79
Belden, Inc. .......................................................... 526 58
Benchmark Electronics, Inc. ............................................... 1,574 63
Box, Inc., Class A (a) .................................................... 3,556 116
Cisco Systems, Inc. ..................................................... 23,977 1,537
Clear Secure, Inc., Class A ................................................ 1,649 39
Commvault Systems, Inc. (a) .............................................. 725 124
Diodes, Inc. (a) ........................................................ 1,064 53
DocuSign, Inc. (a) ...................................................... 7,219 600
Dropbox, Inc., Class A (a) ................................................. 18,875 490
Extreme Networks, Inc. (a) ................................................ 5,024 78
F5, Inc. (a) ............................................................ 2,385 697
Fair Isaac Corp. (a) ...................................................... 244 460
Fortinet, Inc. (a) ........................................................ 3,991 431
Gen Digital, Inc. ....................................................... 22,065 603
GoDaddy, Inc., Class A (a) ................................................ 6,469 1,161
Hewlett Packard Enterprise Co. ............................................ 43,066 853
Insight Enterprises, Inc. (a) ................................................ 636 98
International Business Machines Corp. ....................................... 1,353 342
Jabil, Inc. ............................................................ 273 42
KLA Corp. ........................................................... 750 532
Knowles Corp. (a) ...................................................... 3,769 63
Kulicke & Soffa Industries, Inc. ............................................ 1,827 70
Microsoft Corp. ....................................................... 8,041 3,192
Motorola Solutions, Inc. ................................................. 3,152 1,388
Napco Security Technologies, Inc. .......................................... 1,237 30
NetApp, Inc. .......................................................... 5,584 557
NetScout Systems, Inc. (a) ................................................ 3,104 70
NVIDIA Corp. ........................................................ 66,092 8,256
PC Connection, Inc. .................................................... 1,079 69
Photronics, Inc. (a) ...................................................... 2,695 56
QUALCOMM, Inc. ..................................................... 6,117 961
Qualys, Inc. (a) ........................................................ 671 88
Sanmina Corp. (a) ...................................................... 1,335 109
ScanSource, Inc. (a) ..................................................... 1,702 62
TD SYNNEX Corp. .................................................... 2,388 328
The Hackett Group, Inc. .................................................. 1,331 40

Victory Portfolios III
Victory Cornerstone Aggressive Fund
7
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Verint Systems, Inc. (a) ................................................... 2,439 $ 55
Vishay Intertechnology, Inc. ............................................... 2,716 47
Zoom Communications, Inc. (a) ............................................ 7,173 529
35,672
Materials (0.9%):
AdvanSix, Inc. ........................................................ 1,351 38
Cabot Corp. .......................................................... 796 68
CF Industries Holdings, Inc. ............................................... 8,340 676
Commercial Metals Co. .................................................. 958 46
CRH PLC ............................................................ 6,914 709
Hawkins, Inc. ......................................................... 735 77
Louisiana-Pacific Corp. .................................................. 2,225 222
LyondellBasell Industries NV, Class A ....................................... 7,812 600
Metallus, Inc. (a) ....................................................... 2,701 39
O-I Glass, Inc. (a) ...................................................... 7,021 81
Packaging Corp. of America ............................................... 1,945 414
Reliance, Inc. ......................................................... 839 249
Steel Dynamics, Inc. .................................................... 386 52
SunCoke Energy, Inc. ................................................... 5,316 48
Sylvamo Corp. ........................................................ 1,149 82
Warrior Met Coal, Inc. ................................................... 477 23
Worthington Steel, Inc. .................................................. 2,463 66
3,490
Real Estate (0.8%):
American Tower Corp. ................................................... 2,318 477
CareTrust REIT, Inc. .................................................... 2,314 60
Crown Castle, Inc. ...................................................... 6,146 578
CubeSmart ........................................................... 5,516 228
DiamondRock Hospitality Co. ............................................. 8,382 69
Easterly Government Properties, Inc. ........................................ 5,681 64
Empire State Realty Trust, Inc. ............................................. 6,683 62
Equity LifeStyle Properties, Inc. ............................................ 4,190 287
Essential Properties Realty Trust, Inc. ........................................ 2,184 72
Essex Property Trust, Inc. ................................................ 298 93
Innovative Industrial Properties, Inc. ......................................... 458 33
Kite Realty Group Trust .................................................. 3,822 88
Lamar Advertising Co., Class A ............................................ 3,102 385
National Storage Affiliates Trust ............................................ 1,756 68
PotlatchDeltic Corp. .................................................... 1,336 62
RE/MAX Holdings, Inc. (a) ............................................... 3,331 30
Sabra Health Care REIT, Inc. .............................................. 4,054 67
The Macerich Co. ...................................................... 3,903 70
VICI Properties, Inc. .................................................... 2,531 82
WP Carey, Inc. ........................................................ 2,103 135
Xenia Hotels & Resorts, Inc. .............................................. 2,388 32
3,042
Utilities (0.8%):
Avista Corp. .......................................................... 2,105 84
Black Hills Corp. ...................................................... 2,028 124
DTE Energy Co. ....................................................... 4,680 626
Edison International .................................................... 7,994 435
Entergy Corp. ......................................................... 1,065 93
Evergy, Inc. .......................................................... 6,239 430
NiSource, Inc. ......................................................... 12,282 501
Northwestern Energy Group, Inc. ........................................... 1,233 69
NRG Energy, Inc. ...................................................... 3,604 381
OGE Energy Corp. ..................................................... 4,136 192
ONE Gas, Inc. ........................................................ 909 68

Victory Portfolios III
Victory Cornerstone Aggressive Fund
8
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Spire, Inc. ............................................................ 1,302 $ 100
3,103
Total Common Stocks (Cost $104,000)
a
a
a
134,528
Principal Amount
(000)
U.S. Treasury Obligations (0.4%)
U.S. Treasury Notes, 3.88%, 3/31/25(b) ....................................... $ 1,494 1,493
Total U.S. Treasury Obligations (Cost $1,494)
a
a
a
1,493
Shares
Exchange-Traded Funds (48.5%)
Invesco DB Commodity Index Tracking Fund .................................. 45,600 1,003
Invesco FTSE RAFI Developed Markets ex-US ETF(c) ........................... 43,991 2,266
Invesco FTSE RAFI Emerging Markets ETF ................................... 240,641 5,176
iShares 0-5 Year TIPS Bond ETF ............................................ 15,974 1,641
iShares 1-3 Year Treasury Bond ETF ......................................... 18,823 1,555
iShares 20+ Year Treasury Bond ETF ......................................... 12,772 1,181
iShares 7-10 Year Treasury Bond ETF ........................................ 25,252 2,407
iShares Core MSCI EAFE ETF ............................................. 103,179 7,778
iShares Core S&P 500 ETF ................................................ 22,707 13,557
iShares J.P. Morgan USD Emerging Markets Bond ETF(c) ......................... 17,504 1,611
iShares MSCI Canada ETF(c) .............................................. 158,282 6,526
iShares MSCI International Momentum Factor ETF .............................. 146,564 5,869
iShares MSCI International Quality Factor ETF(c) ............................... 165,207 6,587
iShares Russell 2000 ETF(c) ............................................... 24,921 5,349
JPMorgan BetaBuilders Canada ETF(c) ....................................... 90,146 6,549
Schwab Fundamental Emerging Markets Equity ETF(c) ........................... 402,197 12,183
Schwab Fundamental International Equity ETF(c) ............................... 829,619 29,476
Schwab Fundamental International Small Equity ETF ............................. 91,800 3,280
SPDR Gold Shares(a)(c) .................................................. 21,460 5,650
SPDR S&P Emerging Markets SmallCap ETF .................................. 14,790 845
VanEck Gold Miners ETF ................................................. 20,300 806
Vanguard FTSE Developed Markets ETF ...................................... 570,254 29,123
Vanguard FTSE Emerging Markets ETF(c) .................................... 253,993 11,361
Vanguard Mortgage-Backed Securities ETF(c) .................................. 21,540 1,001
Vanguard Real Estate ETF ................................................ 9,925 932
Vanguard S&P 500 ETF .................................................. 36,370 19,870
Vanguard Total Bond Market ETF ........................................... 72,980 5,376
Xtrackers USD High Yield Corporate Bond ETF(c) ............................... 42,134 1,547
Total Exchange-Traded Funds (Cost $155,585)
a
a
a
190,505
Affiliated Exchange-Traded Funds (16.0%)
VictoryShares Core Intermediate Bond ETF .................................... 688,471 32,406
VictoryShares Core Plus Intermediate Bond ETF ................................ 392,170 8,585
VictoryShares Emerging Markets Value Momentum ETF .......................... 16,000 740
VictoryShares Free Cash Flow Growth ETF .................................... 585,818 13,860
VictoryShares Short-Term Bond ETF ......................................... 103,145 5,226
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 80,000 2,021
Total Affiliated Exchange-Traded Funds (Cost $67,247)
a
a
a
62,838
Collateral for Securities Loaned (8.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.28%(d) ........ 8,619,139 8,619
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.28%(d) ............ 8,619,139 8,619
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(d) ............... 8,619,139 8,619
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.29%(d) . 8,619,139 8,620
Total Collateral for Securities Loaned (Cost $34,477)
a
a
a
34,477
Total Investments (Cost $362,803) — 108.0% 423,841
Liabilities in excess of other assets —  (8.0)% (31,415)
NET ASSETS - 100.00% $ 392,426

Victory Portfolios III
Victory Cornerstone Aggressive Fund
9
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
At February 28, 2025, the Fund's investments in foreign securities were 33.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security has been segregated as collateral for derivative instruments.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on February 28, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 81 3/21/25 $ 4,188,504 $ 4,583,780 $ 395,276
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 4 3/20/25 816,002 846,786 30,784
Swiss Market Index Futures ........... 16 3/21/25 2,206,190 2,299,668 93,478
Tokyo Price Index Futures ............ 27 3/13/25 4,917,394 4,800,159 (117,235)
$ 402,303
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 23 3/20/25 $ 2,945,790 $ 2,900,466 $ 45,324
E-Mini MSCI Emerging Markets Index
Futures .......................... 19 3/21/25 1,044,952 1,041,675 3,277
E-Mini Russell 2000 Index Futures ...... 37 3/21/25 4,398,081 4,005,805 392,276
Hang Seng Index Futures ............. 13 3/28/25 1,910,825 1,919,626 (8,801)
$ 432,076
Total unrealized appreciation $ 960,415
Total unrealized depreciation (126,036)
Total net unrealized appreciation (depreciation) $ 834,379

Statement of Assets and Liabilities
February 28, 2025
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except per Share Amounts)
Victory
Cornerstone
Aggressive Fund
Assets:
Affiliated investments, at value (Cost $67,247) $ 62,838
Unaffiliated investments, at value (Cost $295,556) 361,003 (a)
Cash 926
Deposit with broker for futures contracts 3,799
Receivables:
Dividends, interest, and securities lending income 141
Capital shares issued 164
Investments sold 48
From Adviser for ETF reimbursements 41
Prepaid expenses 5
Total Assets 428,965
Liabilities:
Payables:
Collateral received on loaned securities 34,477
Collateral received from broker for futures contracts 1,389
Investments purchased 71
Capital shares redeemed 221
Variation margin on open futures contracts 31
Accrued expenses and other payables:
Investment advisory fees 183
Administration fees 46
Custodian fees 4
Transfer agent fees 76
Compliance fees — (b)
Trustees' fees 1
Other accrued expenses 40
Total Liabilities 36,539
Commitments and contingencies (Note 4 )
Net Assets:
Capital 318,643
Total accumulated earnings (loss) 73,783
Net Assets $ 392,426
Shares (unlimited number of shares authorized with no par value): 27,170
Net asset value, offering and redemption price per share:(c) $ 14 .44
(a) Includes $33,753 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
11
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Cornerstone
Aggressive Fund
Investment Income:
Dividends from affiliated investments $ 1,966
Dividends from unaffiliated investments 7,795
Interest from unaffiliated investments 177
Securities lending (net of fees) 70
Foreign tax withholding (1)
Total Income 10,007
Expenses:
Investment advisory fees 2,358
Administration fees 590
Sub-Administration fees 76
Custodian fees 23
Transfer agent fees 907
Trustees' fees 46
Compliance fees 3
Legal and audit fees 56
State registration and filing fees 30
Other expenses 53
Recoupment of prior expenses waived/reimbursed by Adviser 66
Total Expenses 4,208
Expenses waived/reimbursed by Adviser (151)
Net Expenses 4,057
Net Investment Income (Loss) 5,950
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (465)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 32,498
Net realized gains (losses) from futures contracts (1,562)
Net change in unrealized appreciation/depreciation on affiliated investment securities 647
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations (2,637)
Net change in unrealized appreciation/depreciation on futures contracts 967
Net realized/unrealized gains (losses) on investments 29,448
Change in net assets resulting from operations $ 35,398

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Aggressive
Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,950 $ 5,975
Net realized gains (losses) 30,471 9,700
Net change in unrealized appreciation/depreciation (1,023) 35,743
Change in net assets resulting from operations 35,398 51,418
Change in net assets resulting from distributions to shareholders (29,661) (7,160)
Change in net assets resulting from capital transactions 7,414 (11,127)
Change in net assets 13,151 33,131
Net Assets:
Beginning of period 379,275 346,144
End of period $ 392,426 $ 379,275
Capital Transactions:
Proceeds from shares issued $ 36,724 $ 31,048
Distributions reinvested 29,574 7,142
Cost of shares redeemed (58,884) (49,317)
Change in net assets resulting from capital transactions $ 7,414 $ (11,127)
Share Transactions:
Issued 2,470 2,352
Reinvested 2,031 522
Redeemed (3,954) (3,724)
Change in Shares 547 (850)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Cornerstone Aggressive Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $14.25 $12.60 $13.55 $15.31 $11.74 $11.73
Investment Activities:
Net investment income (loss)(b) 0.23 0.22 0.18 0.17 0.12 0.20
Net realized and unrealized gains (losses) 1.11 1.70 (0.54) (0.66) 3.71 0.03
Total from Investment Activities 1.34 1.92 (0.36) (0.49) 3.83 0.23
Distributions to Shareholders from:
Net investment income (0.26) (0.27) (0.08) (0.17) (0.18) (0.15)
Net realized gains (0.89) — (0.51) (1.10) (0.08) (0.07)
Total Distributions (1.15) (0.27) (0.59) (1.27) (0.26) (0.22)
Net Asset Value, End of Period $14.44 $14.25 $12.60 $13.55 $15.31 $11.74
Total Return(c)(d) 9.42% 15.33% (2.65)% (3.84)% 32.91% 1.78%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.03% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(e) 1.51% 1.68% 1.86% 1.11% 0.88% 1.68%
Gross Expenses(e)(g) 1.07% 1.14% 1.15% 1.12% 1.17% 1.18%
Supplemental Data:
Net Assets at end of period (000's) $392,426 $379,275 $346,144 $361,083 $387,496 $343,560
Portfolio Turnover(c) 72% 57% 60% 43% 64% 90%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
14
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Aggressive Fund Cornerstone Aggressive Fund

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
15
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities
Level 1 Level 2 Level 3 Total
Cornerstone Aggressive Fund
Common Stocks ............................................... $ 134,528 $ — $ — $ 134,528
U.S. Treasury Obligations ........................................ — 1,493 — 1,493
Exchange-Traded Funds ......................................... 190,505 — — 190,505
Affiliated Exchange-Traded Funds .................................. 62,838 — — 62,838
Collateral for Securities Loaned ................................... 34,477 — — 34,477
Total ....................................................... $ 422,348 $ 1,493 $ — $ 423,841
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 960 — — 960
Liabilities:
Futures Contracts .............................................. (126) — — (126)
Total ....................................................... $ 834 $ — $ — $ 834
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
16
with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended February 28, 2025, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of February 28, 2025 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
February 28, 2025 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 960,000 (126,000)
Cornerstone Aggressive Fund ............................................................. $ 960 $ 126
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (1,562,000) 967,000
Cornerstone Aggressive Fund ......................................................... $ (1,562) $ 967

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
17
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 28, 2025:
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Aggressive Fund ........................................ $ 33,753 $ — $ 34,477

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
18
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Aggressive Fund ................................................................. $ 280,417 $ 296,232

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
19
the ordinary course of the Fund’s business are excluded from the expense limit. As of February 28, 2025, the expense limit (excluding voluntary waivers) was:
In addition, effective March 15, 2024, to the extent the Fund invests in an affiliated VCM ETF, the Adviser has contractually undertaken to waive all or a portion of the Fund’s advisory fee in the proportionate amounts to any advisory fees it earns as an investment adviser to any affiliated
ETF in which the Fund invests. Prior to March 15, 2024, the Fund’s advisory fee of an affiliated ETF was being voluntarily reimbursed by
VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment. For the year ended February 28, 2025, the Fund incurred reimbursable expenses of $151 thousand, all of which were affiliated ETF advisory fees for reimbursement and is reflected on the Statement of Operations as
Expenses waived/reimbursed by Adviser.  As of February 28, 2025, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $41 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and
Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
For the year ended February 28, 2025, the following recoupment amount was paid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
In effect until June 30, 2025
Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10%
Amount
Cornerstone Aggressive Fund ............................................................................ $ 66

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
20
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, current regulations may limit the Fund’s ability to invest in derivatives.
ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’
fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
21
As of February 28, 2025, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, partnership adjustments, REIT adjustments, and derivatives.
As of February 28, 2025, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended February 28, 2025, were as follows (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Cornerstone Aggressive Fund .................................................................. $ (1,133) $ 1,133
Year Ended February 28, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Aggressive Fund ................................................. $ 9,872 $ 19,789 $ 29,661
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Cornerstone Aggressive Fund ............................................................... $ 7,160 $ 7,160
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Cornerstone Aggressive Fund .............. $ 1,684 $ 11,863 $ 13,547 $ (122) $ 60,358 $ 73,783
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cornerstone Aggressive Fund ........................... $ 363,402 $ 68,925 $ (8,567) $ 60,358

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
22
9. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Aggressive
Fund
VictoryShares Core
Intermediate Bond ETF .... $ 34,381 $ — $ (2,647) $ (465) $ 1,137 $ 32,406 688 $ 1,265 $ —
VictoryShares Core Plus
Intermediate Bond ETF .... 7,437 979 — — 169 8,585 392 352 —
VictoryShares Emerging
Markets Value Momentum
ETF .................. 725 — — — 15 740 16 44 —
VictoryShares Free Cash Flow
Growth ETF ............ — 14,653 — — (793) 13,860 586 — —
VictoryShares Short-Term
Bond ETF .............. 5,121 — — — 105 5,226 103 255 —
VictoryShares WestEnd
Economic Cycle Bond ETF .. — 2,007 — — 14 2,021 80 50 —
$ 47,664 $ 17,639 $ (2,647) $ (465) $ 647 $ 62,838 1,865 $ 1,966 $ —

23
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Cornerstone Aggressive Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Cornerstone Aggressive Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28,
2023 and each of the three years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
24
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 21%.
For the year ended February 28, 2025, the Fund designated short-term capital gain distributions in the amount of $3,119 thousand.
For the year ended February 28, 2025, the Fund designated long-term capital gain distributions in the amount of $20,765 thousand.

Victory Portfolios III
25
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Cornerstone Aggressive Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
26
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was below the median of its expense group and was above the median of its expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the
Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the three-year period ended June 30, 2024, and was below the average of its performance universe and its Lipper index for the one-, five- and ten-year periods ended June 30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the
Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach and the Adviser is appropriately

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
27
(Unaudited)
monitoring the Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97448-0425

February 28, 2025
Annual: Full Financials
Victory Cornerstone Conservative Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
3
Statement of Operations
4
Statements of Changes in Net Assets
5
Financial Highlights
6
Notes to Financial Statements (Form N-CSR Item 7) 7
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 14
Supplemental Information (Unaudited)
Additional Information
15
Advisory Contract Approval (Form N-CSR Item 11)
16

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Cornerstone Conservative Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (33.3%)
VictoryShares Core Intermediate Bond ETF .................................... 438,782 $ 20,653
VictoryShares Emerging Markets Value Momentum ETF .......................... 55,618 2,572
VictoryShares Free Cash Flow ETF .......................................... 90,000 3,179
VictoryShares Free Cash Flow Growth ETF .................................... 60,000 1,420
VictoryShares International Value Momentum ETF ............................... 93,597 4,655
VictoryShares Short-Term Bond ETF ......................................... 589,469 29,868
VictoryShares Small Cap Free Cash Flow ETF .................................. 19,000 489
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 18,550 1,530
VictoryShares US Value Momentum ETF ...................................... 25,995 2,182
VictoryShares WestEnd U.S. Sector ETF ...................................... 82,587 3,404
Total Affiliated Exchange-Traded Funds (Cost $67,487)
a
a
a
69,952
Affiliated Mutual Funds (66.3%)
Victory 500 Index Fund, Reward Shares ....................................... 111,244 8,274
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 5,452,642 50,492
Victory Emerging Markets Fund, Institutional Shares ............................. 207 4
Victory Government Securities Fund, Institutional Shares .......................... 2,828,902 25,149
Victory High Income Fund, Institutional Shares ................................. 1,410,748 9,748
Victory Income Fund, Institutional Shares ..................................... 1,478,231 17,221
Victory Income Stock Fund, Institutional Shares ................................. 90,141 1,664
Victory International Fund, Institutional Shares .................................. 268,613 7,355
Victory Market Neutral Income Fund, Class I ................................... 1,171,584 9,970
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 58,774 3,022
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 63,955 1,455
Victory Short-Term Bond Fund, Institutional Shares .............................. 881 8
Victory Small Cap Stock Fund, Institutional Shares ............................... – (a) – (b)
Victory Target Managed Allocation Fund ...................................... 437,610 4,770
Total Affiliated Mutual Funds (Cost $140,662)
a
a
a
139,132
Total Investments (Cost $208,149) — 99.6% 209,084
Other assets in excess of liabilities —  0.4% 810
NET ASSETS - 100.00% $ 209,894
At February 28, 2025, the foreign securities held by the underlying Funds were 12.4% of net assets.
(a) Rounds to less than 1 share.
(b) Rounds to less than $1 thousand.
ETF
—
Exchange-Traded Fund

Statement of Assets and Liabilities
February 28, 2025
3
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Cornerstone
Conservative Fund
Assets:
Affiliated investments, at value (Cost $208,149) $ 209,084
Cash 830
Receivables:
Dividends, interest, and securities lending income 5
Capital shares issued 122
Prepaid expenses 4
Total Assets 210,045
Liabilities:
Payables:
Capital shares redeemed 113
Payable to Adviser 2
Accrued expenses and other payables:
Custodian fees 1
Transfer agent fees 2
Compliance fees — (a)
Trustees' fees 1
Other accrued expenses 32
Total Liabilities 151
Commitments and contingencies (Note 4 )
Net Assets:
Capital 207,527
Total accumulated earnings (loss) 2,367
Net Assets $ 209,894
Shares (unlimited number of shares authorized with no par value): 19,278
Net asset value, offering and redemption price per share:(b) $ 10 .89
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Cornerstone
Conservative Fund
Investment Income:
Dividends from affiliated investments $ 8,435
Interest from unaffiliated investments 26
Securities lending (net of fees) 13
Total Income 8,474
Expenses:
Sub-Administration fees 21
Custodian fees 4
Transfer agent fees 11
Trustees' fees 46
Compliance fees 2
Printing fees 22
Legal and audit fees 51
State registration and filing fees 27
Other expenses 12
Recoupment of prior expenses waived/reimbursed by Adviser 11
Total Expenses 207
Net Investment Income (Loss) 8,267
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 1,674
Capital gain distributions received from affiliated investment securities 536
Net change in unrealized appreciation/depreciation on affiliated investment securities 5,767
Net realized/unrealized gains (losses) on investments 7,977
Change in net assets resulting from operations $ 16,244

5
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone
Conservative Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,267 $ 7,732
Net realized gains (losses) 2,210 (182)
Net change in unrealized appreciation/depreciation 5,767 8,872
Change in net assets resulting from operations 16,244 16,422
Change in net assets resulting from distributions to shareholders (9,218) (7,984)
Change in net assets resulting from capital transactions (4,913) (8,171)
Change in net assets 2,113 267
Net Assets:
Beginning of period 207,781 207,514
End of period $ 209,894 $ 207,781
Capital Transactions:
Proceeds from shares issued $ 32,858 $ 26,348
Distributions reinvested 9,147 7,926
Cost of shares redeemed (46,918) (42,445)
Change in net assets resulting from capital transactions $ (4,913) $ (8,171)
Share Transactions:
Issued 3,059 2,573
Reinvested 856 778
Redeemed (4,374) (4,149)
Change in Shares (459) (798)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
6
See notes to financial statements.
Victory Cornerstone Conservative Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $10.53 $10.11 $10.70 $11.86 $10.96 $10.72
Investment Activities:
Net investment income (loss)(b) 0.43 0.38 0.24 0.31 0.30 0.32
Net realized and unrealized gains (losses) 0.41 0.43 (0.46) (1.01) 1.03 0.25
Total from Investment Activities 0.84 0.81 (0.22) (0.70) 1.33 0.57
Distributions to Shareholders from:
Net investment income (0.45) (0.39) (0.19) (0.31) (0.31) (0.33)
Net realized gains (0.03) — (0.18) (0.15) (0.12) —
Total Distributions (0.48) (0.39) (0.37) (0.46) (0.43) (0.33)
Net Asset Value, End of Period $10.89 $10.53 $10.11 $10.70 $11.86 $10.96
Total Return(c)(d) 8.14% 8.24% (2.00)% (6.19)% 12.28% 5.45%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.10% 0.10% 0.10% 0.08% 0.10% 0.09%
Net Investment Income (Loss)(e) 3.98% 3.73% 3.09% 2.68% 2.61% 2.92%
Gross Expenses(e)(g) 0.10% 0.10% 0.12% 0.08% 0.10% 0.10%
Supplemental Data:
Net Assets at end of period (000's) $209,894 $207,781 $207,514 $223,137 $243,950 $205,950
Portfolio Turnover(c) 7% 11% 2% 11% 15% 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
7
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds ("ETFs") managed by the Fund's Adviser, Victory Capital Management Inc. ("VCM" or the "Adviser"), an affiliate of the Fund. VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
The Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the
Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Conservative Fund Cornerstone Conservative Fund

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
8
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral
requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income
(net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of February 28, 2025, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized
Level 1 Level 2 Level 3 Total
Cornerstone Conservative Fund
Affiliated Exchange-Traded Funds .................................. $ 69,952 $ — $ — $ 69,952
Affiliated Mutual Funds ......................................... 139,132 — — 139,132
Total ....................................................... $ 209,084 $ — $ — $ 209,084

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
9
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.  The Adviser does not receive any fees from the Fund for these services.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Fund for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA does not receive any fees from the Fund for these services. The Fund pays for out-of-pocket expenses incurred and are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Conservative Fund ................................................................ $ 15,419 $ 21,539

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
10
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 28, 2025, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
For the year ended February 28, 2025, the following recoupments (amounts in thousands) were paid to the Adviser:
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt
In effect until June 30, 2025
Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Amount
Cornerstone Conservative Fund ........................................................................... $ 11
Expires
2026
Expires
2027 Total
Cornerstone Conservative Fund ....................................................... $ 3 $ 2 $ 5

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
11
securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The Fund will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Equity Securities Risk — The Fund may invest in underlying affiliated funds that invest in equity securities.  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’
fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
12
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
During the tax year ended February 28, 2025, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of February 28, 2025, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended February 28, 2025, were as follows (amounts in thousands):
Year Ended February 28, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Conservative Fund ................................................ $ 8,780 $ 438 $ 9,218
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Cornerstone Conservative Fund .............................................................. $ 7,984 $ 7,984
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Cornerstone Conservative Fund ........................ $ 1,075 $ 1,388 $ 2,463 $ (96) $ 2,367
Amount
Cornerstone Conservative Fund ........................................................................... $ (531)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cornerstone Conservative Fund .......................... $ 209,180 $ 12,371 $ (12,467) $ (96)
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Conservative
Fund
Victory 500 Index Fund,
Reward Shares ........... $ 8,886 $ 1,275 $ (2,967) $ 1,670 $ (590) $ 8,274 111 $ 98 $ 177
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ................. 48,423 3,049 (1,919) (378) 1,317 50,492 5,453 2,210 —
Victory Emerging Markets
Fund, Institutional Shares ... 2,510 72 (2,633) 523 (468) 4 —* 72 —

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
13
9. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2025 Shares
Dividend
Income
Capital Gain
Distributions
Victory Government Securities
Fund, Institutional Shares ... $ 25,849 $ 964 $ (2,130) $ (248) $ 714 $ 25,149 2,829 $ 958 $ —
Victory High Income Fund,
Institutional Shares ........ 10,445 727 (1,495) (256) 327 9,748 1,411 727 —
Victory Income Fund,
Institutional Shares ........ 17,197 683 (1,114) (153) 608 17,221 1,478 683 —
Victory Income Stock Fund,
Institutional Shares ........ 2,475 349 (1,107) 75 (128) 1,664 90 116 234
Victory International Fund,
Institutional Shares ........ 7,133 366 (416) 12 260 7,355 269 301 65
Victory Market Neutral Income
Fund, Class I ............ 9,519 427 — — 24 9,970 1,172 427 —
Victory Nasdaq-100 Index
Fund, Class R6 .......... 3,798 72 (1,311) 293 170 3,022 59 35 39
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................. 948 — — — 507 1,455 64 — —
Victory Short-Term Bond
Fund, Institutional Shares ... 7 1 — — —* 8 1 —* —
Victory Small Cap Stock Fund,
Institutional Shares ........ 1,482 30 (1,546) 102 (68) — — 9 21
Victory Target Managed
Allocation Fund .......... 5,728 81 (1,499) (46) 506 4,770 438 81 —
VictoryShares Core
Intermediate Bond ETF .... 16,425 3,872 — — 356 20,653 439 721 —
VictoryShares Emerging
Markets Value Momentum
ETF .................. 2,520 — — — 52 2,572 56 152 —
VictoryShares Free Cash Flow
ETF .................. 1,787 932 — — 460 3,179 90 33 —
VictoryShares Free Cash Flow
Growth ETF ............ — 1,485 — — (65) 1,420 60 — —
VictoryShares International
Value Momentum ETF ..... 4,868 — (472) (30) 289 4,655 94 224 —
VictoryShares Short-Term
Bond ETF .............. 31,240 503 (2,510) (71) 706 29,868 589 1,494 —
VictoryShares Small Cap Free
Cash Flow ETF .......... — 531 — — (42) 489 19 —* —
VictoryShares US Small Mid
Cap Value Momentum ETF .. 1,419 — — — 111 1,530 19 26 —
VictoryShares US Value
Momentum ETF ......... 2,224 — (420) 181 197 2,182 26 40 —
VictoryShares WestEnd U.S.
Sector ETF ............. 2,880 — — — 524 3,404 83 28 —
$ 207,763 $ 15,419 $ (21,539) $ 1,674 $ 5,767 $ 209,084 14,847 $ 8,435 $ 536
* Rounds to less than $1 thousand.

14
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Cornerstone Conservative Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Cornerstone Conservative Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28,
2023 and each of the three years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
15
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 3%.
For the year ended February 28, 2025, the Fund designated short-term capital gain distributions in the amount of $130 thousand.
For the year ended February 28, 2025, the Fund designated long-term capital gain distributions in the amount of $438 thousand.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on February 28, 2025, were $0.03 and $0.01, respectively.

Victory Portfolios III
16
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Cornerstone Conservative Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
17
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). The Board noted that the Adviser does not receive a management fee from the Fund. The data indicated that the Fund’s total expenses, which included underlying fund expenses, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2024, was above its Lipper index for the three-year period ended June 30, 2024, and was below its Lipper index for the one-, five- and ten-year periods ended
June 30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability –<The Board took into consideration that the Adviser does not collect a management fee from the Fund.
The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – With respect to the consideration of any economies of scale to be realized by the Fund, the Board took into account that the Adviser does not receive any advisory fees under the Advisory Agreement. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits –The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions –The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach and the Adviser is appropriately monitoring the Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
18
(Unaudited)
and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97446-0425

February 28, 2025
Annual: Full Financials
Victory Cornerstone Equity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
3
Statement of Operations
4
Statements of Changes in Net Assets
5
Financial Highlights
6
Notes to Financial Statements (Form N-CSR Item 7) 7
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 14
Supplemental Information (Unaudited)
Additional Information
15
Advisory Contract Approval (Form N-CSR Item 11)
16

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Cornerstone Equity Fund
2
See notes to financial statements.
l
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (43.5%)
VictoryShares Emerging Markets Value Momentum ETF .......................... 320,458 $ 14,821
VictoryShares Free Cash Flow ETF (a) ........................................ 422,092 14,908
VictoryShares Free Cash Flow Growth ETF .................................... 342,968 8,114
VictoryShares International Value Momentum ETF ............................... 487,611 24,249
VictoryShares Small Cap Free Cash Flow ETF .................................. 161,062 4,142
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 104,594 8,625
VictoryShares US Value Momentum ETF (a) .................................... 169,156 14,200
VictoryShares WestEnd U.S. Sector ETF (a) .................................... 507,787 20,931
Total Affiliated Exchange-Traded Funds (Cost $92,357)
a
a
a
109,990
Affiliated Mutual Funds (56.0%)
Victory 500 Index Fund, Reward Shares ....................................... 675,912 50,274
Victory Emerging Markets Fund, Institutional Shares ............................. 272,156 5,585
Victory Income Stock Fund, Institutional Shares ................................. 627,428 11,582
Victory International Fund, Institutional Shares .................................. 1,579,170 43,238
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 365,457 18,792
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 45,942 1,045
Victory Target Managed Allocation Fund ...................................... 1,033,382 11,264
Total Affiliated Mutual Funds (Cost $99,075)
a
a
a
141,780
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .28% (b) ........ 387,888 388
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .28% (b) ............ 387,888 388
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (b) ............... 387,888 388
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .29% (b) . 387,888 388
Total Collateral for Securities Loaned (Cost $1,552)
a
a
a
1,552
Total Investments (Cost $192,984) — 100.1% 253,322
Liabilities in excess of other assets —  (0.1)% (215)
NET ASSETS - 100.00% $ 253,107
At February 28, 2025, the foreign securities held by the underlying Funds were 35.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on February 28, 2025.
ETF
—
Exchange-Traded Fund

Statement of Assets and Liabilities
February 28, 2025
3
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Cornerstone Equity
Fund
Assets:
Affiliated investments, at value (Cost $191,432) $ 251,770 (a)
Unaffiliated investments, at value (Cost $1,552) 1,552
Cash 1,361
Receivables:
Dividends, interest, and securities lending income 12
Capital shares issued 93
Prepaid expenses 3
Total Assets 254,791
Liabilities:
Payables:
Collateral received on loaned securities 1,552
Capital shares redeemed 94
Accrued expenses and other payables:
Custodian fees 1
Transfer agent fees 3
Compliance fees — (b)
Trustees' fees 1
Other accrued expenses 33
Total Liabilities 1,684
Commitments and contingencies (Note 4 )
Net Assets:
Capital 187,581
Total accumulated earnings (loss) 65,526
Net Assets $ 253,107
Shares (unlimited number of shares authorized with no par value): 14,102
Net asset value, offering and redemption price per share:(c) $ 17 .95
(a) Includes $1,528 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Cornerstone Equity
Fund
Investment Income:
Dividends from affiliated investments $ 6,321
Interest from unaffiliated investments 40
Securities lending (net of fees) 25
Total Income 6,386
Expenses:
Sub-Administration fees 21
Custodian fees 5
Transfer agent fees 13
Trustees' fees 46
Compliance fees 2
Printing fees 27
Legal and audit fees 51
State registration and filing fees 27
Other expenses 13
Recoupment of prior expenses waived/reimbursed by Adviser 25
Total Expenses 230
Net Investment Income (Loss) 6,156
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 2,991
Capital gain distributions received from affiliated investment securities 3,037
Net change in unrealized appreciation/depreciation on affiliated investment securities 18,195
Net realized/unrealized gains (losses) on investments 24,223
Change in net assets resulting from operations $ 30,379

5
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Equity
Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 6,156 $ 4,405
Net realized gains (losses) 6,028 5,208
Net change in unrealized appreciation/depreciation 18,195 30,736
Change in net assets resulting from operations 30,379 40,349
Change in net assets resulting from distributions to shareholders (7,783) (10,854)
Change in net assets resulting from capital transactions 1,566 1,224
Change in net assets 24,162 30,719
Net Assets:
Beginning of period 228,945 198,226
End of period $ 253,107 $ 228,945
Capital Transactions:
Proceeds from shares issued $ 27,829 $ 21,503
Distributions reinvested 7,766 10,830
Cost of shares redeemed (34,029) (31,109)
Change in net assets resulting from capital transactions $ 1,566 $ 1,224
Share Transactions:
Issued 1,583 1,420
Reinvested 441 691
Redeemed (1,940) (2,056)
Change in Shares 84 55

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
6
See notes to financial statements.
Victory Cornerstone Equity Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $16.33 $14.20 $15.59 $17.44 $13.28 $13.90
Investment Activities:
Net investment income (loss)(b) 0.44 0.32 0.23 0.52 0.27 0.34
Net realized and unrealized gains (losses) 1.75 2.61 (0.68) (1.56) 5.16 (0.24)
Total from Investment Activities 2.19 2.93 (0.45) (1.04) 5.43 0.10
Distributions to Shareholders from:
Net investment income (0.42) (0.33) (0.25) (0.59) (0.20) (0.32)
Net realized gains (0.15) (0.47) (0.69) (0.22) (1.07) (0.40)
Total Distributions (0.57) (0.80) (0.94) (0.81) (1.27) (0.72)
Net Asset Value, End of Period $17.95 $16.33 $14.20 $15.59 $17.44 $13.28
Total Return(c)(d) 13.47% 20.92% (2.66)% (6.41)% 42.26% 0.14%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.09% 0.10% 0.10% 0.09% 0.10% 0.10%
Net Investment Income (Loss)(e) 2.52% 2.12% 2.15% 3.04% 1.74% 2.38%
Gross Expenses(e)(g) 0.09% 0.10% 0.12% 0.09% 0.11% 0.10%
Supplemental Data:
Net Assets at end of period (000's) $253,107 $228,945 $198,226 $207,909 $232,236 $191,013
Portfolio Turnover(c) 11% 14% 6% 12% 5% 6%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
7
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds ("ETFs") managed by the Fund's Adviser, Victory Capital Management Inc. ("VCM" or the "Adviser"), an affiliate of the Fund. VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
The Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the
Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Equity Fund Cornerstone Equity Fund

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
8
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral
requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income
(net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 28, 2025:
Level 1 Level 2 Level 3 Total
Cornerstone Equity Fund
Affiliated Exchange-Traded Funds .................................. $ 109,990 $ — $ — $ 109,990
Affiliated Mutual Funds ......................................... 141,780 — — 141,780
Collateral for Securities Loaned ................................... 1,552 — — 1,552
Total ....................................................... $ 253,322 $ — $ — $ 253,322

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
9
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.  The Adviser does not receive any fees from the Fund for these services.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Fund for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Equity Fund ........................................... $ 1,528 $ — $ 1,552
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Equity Fund .................................................................... $ 29,132 $ 26,761

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
10
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA does not receive any fees from the Fund for these services. The Fund pays for out-of-pocket expenses incurred and are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 28, 2025, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
For the year ended February 28, 2025, the following recoupments (amounts in thousands) were paid to the Adviser:
Additionally, as of February 28, 2025, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated
In effect until June 30, 2025
Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Amount
Cornerstone Equity Fund ............................................................................... $ 25

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
11
funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Equity Securities Risk — The Fund may invest in underlying affiliated funds that invest in equity securities.  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Emerging Markets Risk — Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.
ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’
fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
12
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and underlying reallocation adjustment.
As of February 28, 2025, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended February 28, 2025, were as follows (amounts in thousands):
Year Ended February 28, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Equity Fund .................................................... $ 5,976 $ 1,807 $ 7,783
Year Ended February 29, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Equity Fund .................................................... $ 4,557 $ 6,297 $ 10,854
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Cornerstone Equity Fund ............................ $ 459 $ 5,343 $ 5,802 $ 59,724 $ 65,526
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cornerstone Equity Fund .............................. $ 193,598 $ 61,607 $ (1,883) $ 59,724

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
13
9. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Equity Fund
Victory 500 Index Fund,
Reward Shares ........... $ 46,754 $ 1,851 $ (5,015) $ 913 $ 5,771 $ 50,274 676 $ 603 $ 1,248
Victory Emerging Markets
Fund, Institutional Shares ... 11,214 1,323 (7,214) 804 (542) 5,585 272 404 —
Victory Income Stock Fund,
Institutional Shares ........ 10,157 1,780 — — (355) 11,582 627 589 1,191
Victory International Fund,
Institutional Shares ........ 36,719 5,123 — — 1,396 43,238 1,579 1,716 371
Victory Nasdaq-100 Index
Fund, Class R6 .......... 17,982 428 (2,098) 450 2,030 18,792 365 201 227
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................. 681 — — — 364 1,045 46 — —
Victory Small Cap Stock Fund,
Institutional Shares ........ 5,202 — (5,697) 449 46 — — — —
Victory Target Managed
Allocation Fund .......... 14,145 181 (4,231) 127 1,042 11,264 1,033 181 —
VictoryShares Emerging
Markets Value Momentum
ETF .................. 12,091 2,618 — — 112 14,821 321 743 —
VictoryShares Free Cash Flow
ETF .................. 11,674 1,009 — — 2,225 14,908 422 170 —
VictoryShares Free Cash Flow
Growth ETF ............ — 8,536 — — (422) 8,114 343 —* —
VictoryShares International
Value Momentum ETF ..... 23,446 — (528) (58) 1,389 24,249 488 1,147 —
VictoryShares Small Cap Free
Cash Flow ETF .......... 1,804 2,518 — — (180) 4,142 161 39 —
VictoryShares US Small Mid
Cap Value Momentum ETF .. 5,858 2,507 — — 260 8,625 105 121 —
VictoryShares US Value
Momentum ETF ......... 12,853 — (750) 248 1,849 14,200 169 233 —
VictoryShares WestEnd U.S.
Sector ETF ............. 17,633 1,258 (1,228) 58 3,210 20,931 508 174 —
$ 228,213 $ 29,132 $ (26,761) $ 2,991 $ 18,195 $ 251,770 7,115 $ 6,321 $ 3,037
* Rounds to less than $1 thousand.

14
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Cornerstone Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Cornerstone Equity Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28,
2023 and each of the three years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
15
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 8%.
For the year ended February 28, 2025, the Fund designated long-term capital gain distributions in the amount of $1,807 thousand.
For the year ended February 28, 2025, the Fund designated short-term capital gain distributions in the amount of $184 thousand.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on February 28, 2025, were $0.19 and $0.04, respectively.

Victory Portfolios III
16
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Cornerstone Equity Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
17
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). The Board noted that the Adviser does not receive a management fee from the Fund. The data indicated that the Fund’s total expenses, which included underlying fund expenses, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one- and three-year periods ended June 30, 2024, was below the average of its performance universe for the five- and ten-year periods ended June 30, 2024, was above its Lipper index for the one-, three- and five-year periods ended June 30, 2024, and was below its Lipper index for the ten-year period ended June 30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability –The Board took into consideration that the Adviser does not collect a management fee from the Fund.
The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale –With respect to the consideration of any economies of scale to be realized by the Fund, the Board took into account that the Adviser does not receive any advisory fees under the Advisory Agreement. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits –The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions –The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach and the Adviser is appropriately monitoring the Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
18
(Unaudited)
and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97449-0425

February 28, 2025
Annual: Full Financials
Victory Cornerstone Moderate Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
10
Notes to Financial Statements (Form N-CSR Item 7) 11
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 20
Supplemental Information (Unaudited)
Additional Information
21
Advisory Contract Approval (Form N-CSR Item 11)
22

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Cornerstone Moderate Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (18.8%)
Communication Services (2.2%):
Alphabet, Inc. , Class A .................................................. 7,156 $ 1,218
Alphabet, Inc. , Class C .................................................. 57,244 9,859
Comcast Corp. , Class A .................................................. 25,476 914
Meta Platforms, Inc. , Class A .............................................. 14,139 9,448
Verizon Communications, Inc. ............................................. 72,978 3,145
24,584
Consumer Discretionary (1.6%):
AutoNation, Inc. (a) ..................................................... 113 21
AutoZone, Inc. (a) ...................................................... 71 248
Best Buy Co., Inc. ...................................................... 12,030 1,082
Booking Holdings, Inc. .................................................. 312 1,565
D.R. Horton, Inc. ...................................................... 6,672 846
Deckers Outdoor Corp. (a) ................................................ 6,329 882
Expedia Group, Inc. (a) .................................................. 7,155 1,416
General Motors Co. ..................................................... 54,297 2,668
Lennar Corp. , Class A ................................................... 9,061 1,084
Lowe's Cos., Inc. ....................................................... 6,152 1,530
Murphy USA, Inc. ...................................................... 1,281 601
NVR, Inc. (a) .......................................................... 199 1,442
PulteGroup, Inc. ....................................................... 10,451 1,079
Ralph Lauren Corp. ..................................................... 3,826 1,037
The Home Depot, Inc. ................................................... 3,147 1,248
Toll Brothers, Inc. ...................................................... 9,539 1,065
17,814
Consumer Staples (1.5%):
Altria Group, Inc. ...................................................... 51,342 2,867
Coca-Cola Consolidated, Inc. .............................................. 483 684
Colgate-Palmolive Co. ................................................... 12,536 1,143
Costco Wholesale Corp. .................................................. 2,254 2,364
Ingredion, Inc. ........................................................ 2,900 379
Kimberly-Clark Corp. ................................................... 14,652 2,081
Philip Morris International, Inc. ............................................ 12,357 1,919
Sysco Corp. .......................................................... 11,521 870
Target Corp. .......................................................... 2,019 251
The Kroger Co. ........................................................ 2,801 182
The Procter & Gamble Co. ................................................ 7,104 1,235
U.S. Foods Holding Corp. (a) .............................................. 10,785 773
Walmart, Inc. ......................................................... 26,003 2,564
17,312
Energy (0.4%):
Coterra Energy, Inc. ..................................................... 23,121 624
Devon Energy Corp. .................................................... 9,134 331
EOG Resources, Inc. .................................................... 19,923 2,529
Ovintiv, Inc. .......................................................... 13,999 608
Valero Energy Corp. .................................................... 3,887 508
4,600
Financials (2.4%):
American Express Co. ................................................... 4,635 1,395
Ameriprise Financial, Inc. ................................................ 4,718 2,535
Axis Capital Holdings Ltd. ................................................ 4,351 422
Capital One Financial Corp. ............................................... 1,667 334
Cincinnati Financial Corp. ................................................ 3,308 489
Corebridge Financial, Inc. ................................................ 30,483 1,057
East West Bancorp, Inc. .................................................. 11,035 1,042
Everest Group Ltd. ..................................................... 2,959 1,045
Fidelity National Financial, Inc. ............................................ 18,762 1,211
Fifth Third Bancorp ..................................................... 2,948 128
JPMorgan Chase & Co. .................................................. 19,132 5,063
PayPal Holdings, Inc. (a) ................................................. 18,393 1,307

Victory Portfolios III
Victory Cornerstone Moderate Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Prudential Financial, Inc. ................................................. 6,737 $ 775
Regions Financial Corp. .................................................. 8,641 205
SEI Investments Co. .................................................... 3,372 270
Synchrony Financial .................................................... 30,075 1,825
T. Rowe Price Group, Inc. ................................................ 968 102
The Allstate Corp. ...................................................... 5,719 1,139
The Bank of New York Mellon Corp. ........................................ 8,715 775
The Goldman Sachs Group, Inc. ............................................ 1,809 1,126
The Hartford Insurance Group, Inc. .......................................... 9,215 1,090
The PNC Financial Services Group, Inc. ...................................... 2,307 443
The Progressive Corp. ................................................... 4,396 1,240
Visa, Inc. , Class A ...................................................... 1,975 716
W.R. Berkley Corp. ..................................................... 20,109 1,269
27,003
Health Care (2.4%):
AbbVie, Inc. .......................................................... 14,852 3,104
Cardinal Health, Inc. .................................................... 18,387 2,381
Cencora, Inc. ......................................................... 678 172
Centene Corp. (a) ....................................................... 17,707 1,030
DaVita, Inc. (a) ........................................................ 205 30
Exelixis, Inc. (a) ........................................................ 16,462 637
Gilead Sciences, Inc. .................................................... 19,466 2,225
HCA Healthcare, Inc. ................................................... 760 233
Incyte Corp. (a) ........................................................ 10,362 762
Johnson & Johnson ..................................................... 12,672 2,091
McKesson Corp. ....................................................... 4,029 2,580
Merck & Co., Inc. ...................................................... 37,522 3,461
Molina Healthcare, Inc. (a) ................................................ 1,697 511
Pfizer, Inc. ........................................................... 74,529 1,970
Regeneron Pharmaceuticals, Inc. ........................................... 957 669
Royalty Pharma PLC , Class A ............................................. 28,161 947
Tenet Healthcare Corp. (a) ................................................ 7,864 995
The Cigna Group ...................................................... 1,771 547
United Therapeutics Corp. (a) .............................................. 3,281 1,050
UnitedHealth Group, Inc. ................................................. 3,612 1,716
Universal Health Services, Inc. , Class B ...................................... 2,386 418
27,529
Industrials (1.8%):
Acuity Brands, Inc. ..................................................... 3,356 997
Allison Transmission Holdings, Inc. ......................................... 9,567 973
Builders FirstSource, Inc. (a) ............................................... 496 69
Carlisle Cos., Inc. ...................................................... 3,125 1,065
Caterpillar, Inc. ........................................................ 2,119 729
Cintas Corp. .......................................................... 3,203 665
Comfort Systems USA, Inc. ............................................... 2,768 1,006
Core & Main, Inc. , Class A (a) ............................................. 5,245 267
Cummins, Inc. ........................................................ 6,599 2,430
Delta Air Lines, Inc. .................................................... 30,375 1,826
EMCOR Group, Inc. .................................................... 3,505 1,433
Leidos Holdings, Inc. ................................................... 8,334 1,083
Lockheed Martin Corp. .................................................. 2,941 1,324
Masco Corp. .......................................................... 9,907 745
Owens Corning ........................................................ 6,293 969
PACCAR, Inc. ........................................................ 2,287 245
Trane Technologies PLC ................................................. 1,503 532
United Airlines Holdings, Inc. (a) ........................................... 18,494 1,735
United Rentals, Inc. ..................................................... 271 174
Vertiv Holdings Co. , Class A .............................................. 8,623 821
W.W. Grainger, Inc. ..................................................... 1,073 1,096
20,184
Information Technology (5.3%):
Amphenol Corp. , Class A ................................................. 9,537 635

Victory Portfolios III
Victory Cornerstone Moderate Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Apple, Inc. ........................................................... 73,999 $ 17,896
Arista Networks, Inc. (a) .................................................. 10,984 1,022
Cisco Systems, Inc. ..................................................... 41,970 2,691
DocuSign, Inc. (a) ...................................................... 12,636 1,051
Dropbox, Inc. , Class A (a) ................................................. 33,093 860
F5, Inc. (a) ............................................................ 4,179 1,222
Fair Isaac Corp. (a) ...................................................... 419 790
Fortinet, Inc. (a) ........................................................ 6,986 754
Gen Digital, Inc. ....................................................... 38,623 1,056
GoDaddy, Inc. , Class A (a) ................................................ 11,315 2,031
Hewlett Packard Enterprise Co. ............................................ 75,383 1,493
International Business Machines Corp. ....................................... 2,368 598
Jabil, Inc. ............................................................ 478 74
KLA Corp. ........................................................... 1,323 938
Microsoft Corp. ....................................................... 14,075 5,588
Motorola Solutions, Inc. ................................................. 5,509 2,425
NetApp, Inc. .......................................................... 9,774 975
NVIDIA Corp. ........................................................ 115,687 14,452
QUALCOMM, Inc. ..................................................... 10,708 1,683
TD SYNNEX Corp. .................................................... 4,187 576
Zoom Communications, Inc. (a) ............................................ 12,555 925
59,735
Materials (0.4%):
CF Industries Holdings, Inc. ............................................... 13,389 1,085
CRH PLC ............................................................ 12,102 1,241
Louisiana-Pacific Corp. .................................................. 3,891 388
LyondellBasell Industries NV , Class A ....................................... 13,665 1,050
Packaging Corp. of America ............................................... 3,402 725
Reliance, Inc. ......................................................... 1,469 436
Steel Dynamics, Inc. .................................................... 677 91
5,016
Real Estate (0.4%):
American Tower Corp. ................................................... 4,052 833
Crown Castle, Inc. ...................................................... 10,744 1,011
CubeSmart ........................................................... 9,655 399
Equity LifeStyle Properties, Inc. ............................................ 7,322 502
Essex Property Trust, Inc. ................................................ 522 163
Lamar Advertising Co. , Class A ............................................ 5,430 675
National Storage Affiliates Trust ............................................ 3,069 118
VICI Properties, Inc. .................................................... 4,431 144
WP Carey, Inc. ........................................................ 3,682 236
4,081
Utilities (0.4%):
DTE Energy Co. ....................................................... 8,202 1,096
Edison International .................................................... 13,973 761
Entergy Corp. ......................................................... 1,863 163
Evergy, Inc. .......................................................... 10,908 752
NiSource, Inc. ......................................................... 21,499 877
NRG Energy, Inc. ...................................................... 6,309 667
OGE Energy Corp. ..................................................... 7,225 334
4,650
Total Common Stocks (Cost $159,588)
a
a
a
212,508
Principal Amount
(000)
U.S. Treasury Obligations (0.9%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (b) ....................................... $ 9,963 9,958
Total U.S. Treasury Obligations (Cost $9,964)
a
a
a
9,958

Victory Portfolios III
Victory Cornerstone Moderate Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Exchange-Traded Funds (43.9%)
Invesco DB Commodity Index Tracking Fund (c) ................................ 114,500 $ 2,519
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 335,920 17,307
Invesco FTSE RAFI Emerging Markets ETF (c) ................................. 686,690 14,771
iShares 0-5 Year TIPS Bond ETF ............................................ 104,795 10,765
iShares 1-3 Year Treasury Bond ETF ......................................... 156,318 12,915
iShares 20+ Year Treasury Bond ETF ......................................... 188,374 17,411
iShares 7-10 Year Treasury Bond ETF ........................................ 202,123 19,266
iShares Core MSCI EAFE ETF ............................................. 123,049 9,275
iShares Core MSCI Emerging Markets ETF .................................... 101,518 5,425
iShares Core S&P 500 ETF ................................................ 46,201 27,584
iShares Core S&P Small-Cap ETF ........................................... 104,912 11,728
iShares Core U.S. Aggregate Bond ETF ....................................... 216,821 21,519
iShares J.P. Morgan USD Emerging Markets Bond ETF (c) ......................... 120,824 11,119
iShares MSCI Canada ETF (c) .............................................. 378,291 15,597
iShares MSCI International Momentum Factor ETF (c) ............................ 401,271 16,067
iShares MSCI International Quality Factor ETF (c) ............................... 457,001 18,221
iShares Russell 2000 ETF ................................................. 57,043 12,244
JPMorgan BetaBuilders Canada ETF (c) ....................................... 182,455 13,255
Schwab Fundamental Emerging Markets Equity ETF ............................. 791,738 23,982
Schwab Fundamental International Equity ETF (c) ............................... 1,549,839 55,066
Schwab Fundamental International Small Equity ETF ............................. 266,700 9,529
SPDR Gold Shares (a) (c) .................................................. 65,844 17,335
SPDR S&P Emerging Markets SmallCap ETF (c) ................................ 34,497 1,971
VanEck Gold Miners ETF ................................................. 51,076 2,029
Vanguard FTSE All-World ex-US ETF (c) ...................................... 138,499 8,393
Vanguard FTSE Developed Markets ETF ...................................... 668,798 34,156
Vanguard FTSE Emerging Markets ETF (c) .................................... 126,288 5,649
Vanguard Mortgage-Backed Securities ETF .................................... 280,927 13,060
Vanguard Real Estate ETF ................................................ 29,000 2,723
Vanguard S&P 500 ETF .................................................. 60,758 33,194
Vanguard Short-Term Corporate Bond ETF .................................... 91,596 7,225
Vanguard Total Bond Market ETF ........................................... 104,751 7,716
Vanguard Total Stock Market ETF ........................................... 43,458 12,731
Xtrackers USD High Yield Corporate Bond ETF (c) ............................... 127,113 4,668
Total Exchange-Traded Funds (Cost $426,766)
a
a
a
496,415
Affiliated Exchange-Traded Funds (35.3%)
VictoryShares Core Intermediate Bond ETF .................................... 5,559,400 261,681
VictoryShares Core Plus Intermediate Bond ETF ................................ 3,356,796 73,480
VictoryShares Emerging Markets Value Momentum ETF .......................... 51,500 2,382
VictoryShares Free Cash Flow Growth ETF .................................... 998,986 23,635
VictoryShares Short-Term Bond ETF ......................................... 402,475 20,394
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 700,000 17,685
Total Affiliated Exchange-Traded Funds (Cost $442,768)
a
a
a
399,257
Collateral for Securities Loaned (7.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .28% (d) ........ 20,483,947 20,484
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .28% (d) ............ 20,483,947 20,484
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (d) ............... 20,483,947 20,484
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .29% (d) . 20,483,947 20,484
Total Collateral for Securities Loaned (Cost $81,936)
a
a
a
81,936
Total Investments (Cost $1,121,022) — 106.1% 1,200,074
Liabilities in excess of other assets —  (6.1)% (69,216)
NET ASSETS - 100.00% $ 1,130,858
At February 28, 2025, the Fund's investments in foreign securities were 23.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security has been segregated as collateral for derivative instruments.
(c) All or a portion of this security is on loan.

Victory Portfolios III
Victory Cornerstone Moderate Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
(d) Rate disclosed is the daily yield on February 28, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 107 3/21/25 $ 5,532,963 $ 6,055,116 $ 522,153
Swiss Market Index Futures ........... 40 3/21/25 5,478,771 5,749,169 270,398
Tokyo Price Index Futures ............ 83 3/13/25 15,116,434 14,756,046 (360,388)
$ 432,163
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 75 3/20/25 $ 9,611,149 $ 9,458,043 $ 153,106
E-Mini MSCI Emerging Markets Index
Futures .......................... 142 3/21/25 7,811,638 7,785,150 26,488
Hang Seng Index Futures ............. 39 3/28/25 5,732,475 5,758,879 (26,404)
$ 153,190
Total unrealized appreciation $ 972,145
Total unrealized depreciation (386,792)
Total net unrealized appreciation (depreciation) $ 585,353

Statement of Assets and Liabilities
February 28, 2025
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Cornerstone
Moderate Fund
Assets:
Affiliated investments, at value (Cost $442,768) $ 399,257
Unaffiliated investments, at value (Cost $678,254) 800,817 (a)
Cash 12,603
Deposit with broker for futures contracts 6,534
Receivables:
Dividends, interest, and securities lending income 387
Capital shares issued 265
From Adviser for ETF reimbursements 289
Variation margin on open futures contracts 439
Prepaid expenses 10
Total Assets 1,220,601
Liabilities:
Payables:
Collateral received on loaned securities 81,936
Collateral received from broker for futures contracts 3,605
Investments purchased 2,347
Capital shares redeemed 624
Variation margin on open futures contracts 361
Accrued expenses and other payables:
Investment advisory fees 513
Administration fees 130
Custodian fees 9
Transfer agent fees 158
Compliance fees 1
Trustees' fees 1
Other accrued expenses 58
Total Liabilities 89,743
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,033,297
Total accumulated earnings (loss) 97,561
Net Assets $ 1,130,858
Shares (unlimited number of shares authorized with no par value): 73,790
Net asset value, offering and redemption price per share:(b) $ 15 .33
(a) Includes $80,046 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Cornerstone
Moderate Fund
Investment Income:
Dividends from affiliated investments $ 14,978
Dividends from unaffiliated investments 19,110
Interest from unaffiliated investments 642
Securities lending (net of fees) 206
Total Income 34,936
Expenses:
Investment advisory fees 6,691
Administration fees 1,701
Sub-Administration fees 58
Custodian fees 55
Transfer agent fees 1,852
Trustees' fees 46
Compliance fees 10
Legal and audit fees 69
State registration and filing fees 36
Interfund lending fees — (a)
Other expenses 89
Total Expenses 10,607
Expenses waived/reimbursed by Adviser (1,151)
Net Expenses 9,456
Net Investment Income (Loss) 25,480
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (3,422)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 65,264
Net realized gains (losses) from futures contracts (3,714)
Net change in unrealized appreciation/depreciation on affiliated investment securities 9,582
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations (5,142)
Net change in unrealized appreciation/depreciation on futures contracts (229)
Net realized/unrealized gains (losses) on investments 62,339
Change in net assets resulting from operations $ 87,819
(a) Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Moderate
Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 25,480 $ 24,061
Net realized gains (losses) 58,128 10,111
Net change in unrealized appreciation/depreciation 4,211 74,836
Change in net assets resulting from operations 87,819 109,008
Change in net assets resulting from distributions to shareholders (67,066) (16,914)
Change in net assets resulting from capital transactions (6,528) (50,788)
Change in net assets 14,225 41,306
Net Assets:
Beginning of period 1,116,633 1,075,327
End of period $ 1,130,858 $ 1,116,633
Capital Transactions:
Proceeds from shares issued $ 75,213 $ 68,321
Distributions reinvested 66,666 16,800
Cost of shares redeemed (148,407) (135,909)
Change in net assets resulting from capital transactions $ (6,528) $ (50,788)
Share Transactions:
Issued 4,884 4,806
Reinvested 4,360 1,195
Redeemed (9,635) (9,549)
Change in Shares (391) (3,548)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Cornerstone Moderate Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $15.05 $13.83 $14.90 $16.96 $14.24 $14.11
Investment Activities:
Net investment income (loss)(b) 0.35 0.32 0.21 0.21 0.20 0.29
Net realized and unrealized gains (losses) 0.85 1.12 (0.66) (1.11) 2.76 0.13
Total from Investment Activities 1.20 1.44 (0.45) (0.90) 2.96 0.42
Distributions to Shareholders from:
Net investment income (0.47) (0.22) (0.17) (0.23) (0.21) (0.29)
Net realized gains (0.45) — (0.45) (0.93) (0.03) —
Total Distributions (0.92) (0.22) (0.62) (1.16) (0.24) (0.29)
Net Asset Value, End of Period $15.33 $15.05 $13.83 $14.90 $16.96 $14.24
Total Return(c)(d) 8.12% 10.54% (3.01)% (5.82)% 21.00% 2.98%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.83% 0.86% 0.87% 0.87% 0.97% 1.00%
Net Investment Income (Loss)(e) 2.25% 2.22% 2.04% 1.28% 1.29% 2.01%
Gross Expenses(e)(g) 0.94% 0.96% 0.98% 0.95% 0.98% 1.00%
Supplemental Data:
Net Assets at end of period (000's) $1,130,858 $1,116,633 $1,075,327 $1,139,908 $1,265,532 $1,131,458
Portfolio Turnover(c) 58% 51% 47% 47% 53% 87%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
11
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Moderate Fund Cornerstone Moderate Fund

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
12
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures
Level 1 Level 2 Level 3 Total
Cornerstone Moderate Fund
Common Stocks ............................................... $ 212,508 $ — $ — $ 212,508
U.S. Treasury Obligations ........................................ — 9,958 — 9,958
Exchange-Traded Funds ......................................... 496,415 — — 496,415
Affiliated Exchange-Traded Funds .................................. 399,257 — — 399,257
Collateral for Securities Loaned ................................... 81,936 — — 81,936
Total ....................................................... $ 1,190,116 $ 9,958 $ — $ 1,200,074
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 972 — — 972
Liabilities:
Futures Contracts .............................................. (387) — — (387)
Total ....................................................... $ 585 $ — $ — $ 585
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
13
transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended February 28, 2025, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of February 28, 2025 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
February 28, 2025 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 972,000 (387,000)
Cornerstone Moderate Fund .............................................................. $ 972 $ 387
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (3,714,000) (229,000)
Cornerstone Moderate Fund .......................................................... $ (3,714) $ (229)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures
Level 1 Level 2 Level 3 Total
Cornerstone Moderate Fund
Common Stocks ............................................... $ 212,508 $ — $ — $ 212,508
U.S. Treasury Obligations ........................................ — 9,958 — 9,958
Exchange-Traded Funds ......................................... 496,415 — — 496,415
Affiliated Exchange-Traded Funds .................................. 399,257 — — 399,257
Collateral for Securities Loaned ................................... 81,936 — — 81,936
Total ....................................................... $ 1,190,116 $ 9,958 $ — $ 1,200,074
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 972 — — 972
Liabilities:
Futures Contracts .............................................. (387) — — (387)
Total ....................................................... $ 585 $ — $ — $ 585
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
14
such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 28, 2025:
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Moderate Fund ......................................... $ 80,046 $ — $ 81,936
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Moderate Fund .................................................................. $ 654,215 $ 713,566

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
15
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 28, 2025, the expense limit (excluding voluntary waivers) was:
In effect until June 30, 2025
Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
16
In addition, effective March 15, 2024, to the extent the Fund invests in an affiliated VCM ETF, the Adviser has contractually undertaken to waive all or a portion of the Fund’s advisory fee in the proportionate amounts to any advisory fees it earns as an investment adviser to any affiliated
ETF in which the Fund invests. Prior to March 15, 2024, the Fund’s advisory fee of an affiliated ETF was being voluntarily reimbursed by
VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment. For the year ended February 28, 2025, the Fund incurred reimbursable expenses of $1,151 thousand, all of which were affiliated ETF advisory fees for reimbursement and is reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.  As of February 28, 2025, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $289 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and
Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
Additionally, as of February 28, 2025, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, current regulations may limit the Fund’s ability to invest in derivatives.
ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’
fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
17
increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 28, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2025.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
Borrower or
Lender
Amount
Outstanding at
February 28, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Cornerstone Moderate Fund ........................ Borrower $ — $ 1,131 5.87% $ 1,301

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
18
As of February 28, 2025, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, partnership adjustments, REIT adjustments, and derivatives.
During the tax year ended February 28, 2025, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of February 28, 2025, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended February 28, 2025, were as follows (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Cornerstone Moderate Fund ................................................................... $ (1,469) $ 1,469
Year Ended February 28, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Moderate Fund .................................................. $ 35,338 $ 31,728 $ 67,066
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Cornerstone Moderate Fund ................................................................ $ 16,914 $ 16,914
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Cornerstone Moderate Fund ............... $ 3,670 $ 19,334 $ 23,004 $ (2,089) $ 76,646 $ 97,561
Amount
Cornerstone Moderate Fund ............................................................................. $ (3,146)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cornerstone Moderate Fund ............................ $ 1,123,195 $ 130,176 $ (53,530) $ 76,646

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
19
9. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderate Fund
VictoryShares Core
Intermediate Bond ETF .... $ 276,232 $ — $ (19,926) $ (3,422) $ 8,797 $ 261,681 5,559 $ 10,186 $ —
VictoryShares Core Plus
Intermediate Bond ETF .... 70,390 1,541 — — 1,549 73,480 3,357 3,214 —
VictoryShares Emerging
Markets Value Momentum
ETF .................. 2,333 — — — 49 2,382 52 141 —
VictoryShares Free Cash Flow
Growth ETF ............ — 24,981 — — (1,346) 23,635 999 — —
VictoryShares Short-Term
Bond ETF .............. 19,983 — — — 411 20,394 402 996 —
VictoryShares WestEnd
Economic Cycle Bond ETF .. — 17,563 — — 122 17,685 700 441 —
$ 368,938 $ 44,085 $ (19,926) $ (3,422) $ 9,582 $ 399,257 11,069 $ 14,978 $ —

20
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Cornerstone Moderate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Cornerstone Moderate Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28,
2023 and each of the three years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
21
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 12%.
For the year ended February 28, 2025, the Fund designated long-term capital gain distributions in the amount of $33,140 thousand.
For the year ended February 28, 2025, the Fund designated short-term capital gain distributions in the amount of $737 thousand.

Victory Portfolios III
22
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Cornerstone Moderate Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
23
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted
that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements
– was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for certain periods.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the
Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach and the Adviser is appropriately

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
24
(Unaudited)
monitoring the Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
26889 - 0425

February 28, 2025
Annual: Full Financials
Victory Cornerstone Moderately Aggressive Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
10
Statement of Operations
11
Statements of Changes in Net Assets
12
Financial Highlights
13
Notes to Financial Statements (Form N-CSR Item 7) 14
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 23
Supplemental Information (Unaudited)
Additional Information
24
Advisory Contract Approval (Form N-CSR Item 11)
25

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (24.9%)
Communication Services (2.8%):
Alphabet, Inc. , Class A .................................................. 21,231 $ 3,615
Alphabet, Inc. , Class C .................................................. 169,915 29,263
Cargurus, Inc. (a) ....................................................... 6,857 221
Comcast Corp. , Class A .................................................. 75,650 2,714
IDT Corp. , Class B ..................................................... 3,525 171
John Wiley & Sons, Inc. , Class A ........................................... 3,457 138
Meta Platforms, Inc. , Class A .............................................. 41,945 28,028
TEGNA, Inc. ......................................................... 20,660 376
Verizon Communications, Inc. ............................................. 216,497 9,331
Yelp, Inc. (a) .......................................................... 7,595 261
Ziff Davis, Inc. (a) ...................................................... 8,097 332
74,450
Consumer Discretionary (2.1%):
Abercrombie & Fitch Co. (a) ............................................... 2,056 212
Asbury Automotive Group, Inc. (a) .......................................... 933 250
AutoNation, Inc. (a) ..................................................... 345 63
AutoZone, Inc. (a) ...................................................... 207 723
Best Buy Co., Inc. ...................................................... 35,688 3,209
Booking Holdings, Inc. .................................................. 923 4,630
Build-A-Bear Workshop, Inc. , Class A ....................................... 6,041 247
Caleres, Inc. .......................................................... 7,900 128
D.R. Horton, Inc. ...................................................... 19,803 2,511
Deckers Outdoor Corp. (a) ................................................ 18,776 2,617
Expedia Group, Inc. (a) .................................................. 21,227 4,202
General Motors Co. ..................................................... 161,080 7,914
G-III Apparel Group Ltd. (a) ............................................... 8,820 239
Hovnanian Enterprises, Inc. , Class A (a) ....................................... 2,104 214
JAKKS Pacific, Inc. .................................................... 4,097 111
KB Home ............................................................ 5,198 317
Kontoor Brands, Inc. .................................................... 2,960 193
Lennar Corp. , Class A ................................................... 26,882 3,216
Lowe's Cos., Inc. ....................................................... 18,252 4,538
M/I Homes, Inc. (a) ..................................................... 2,517 295
Movado Group, Inc. .................................................... 8,145 157
Murphy USA, Inc. ...................................................... 3,809 1,787
NVR, Inc. (a) .......................................................... 582 4,217
Perdoceo Education Corp. ................................................ 7,597 194
Phinia, Inc. ........................................................... 3,798 187
PulteGroup, Inc. ....................................................... 31,005 3,202
Ralph Lauren Corp. ..................................................... 11,350 3,077
Shoe Carnival, Inc. ..................................................... 9,288 206
Taylor Morrison Home Corp. (a) ............................................ 6,675 411
The Buckle, Inc. ....................................................... 5,081 204
The Home Depot, Inc. ................................................... 9,338 3,703
Toll Brothers, Inc. ...................................................... 28,301 3,160
Tri Pointe Homes, Inc. (a) ................................................. 9,298 294
Winmark Corp. ........................................................ 562 189
Winnebago Industries, Inc. ................................................ 5,293 214
57,031
Consumer Staples (2.0%):
Altria Group, Inc. ...................................................... 152,313 8,507
Cal-Maine Foods, Inc. ................................................... 3,437 311
Coca-Cola Consolidated, Inc. .............................................. 1,435 2,034
Colgate-Palmolive Co. ................................................... 37,190 3,391
Costco Wholesale Corp. .................................................. 6,687 7,012
Dole PLC ............................................................ 15,759 230
Ingles Markets, Inc. , Class A .............................................. 2,940 181
Ingredion, Inc. ........................................................ 8,604 1,124
John B Sanfilippo & Son, Inc. ............................................. 3,060 216
Kimberly-Clark Corp. ................................................... 43,491 6,176

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Philip Morris International, Inc. ............................................ 36,660 $ 5,692
SpartanNash Co. ....................................................... 7,290 147
Sprouts Farmers Market, Inc. (a) ............................................ 1,201 178
Sysco Corp. .......................................................... 34,171 2,581
Target Corp. .......................................................... 5,994 745
The Andersons, Inc. ..................................................... 4,893 209
The Kroger Co. ........................................................ 8,309 539
The Procter & Gamble Co. ................................................ 21,074 3,663
The Vita Coco Co., Inc. (a) ................................................ 6,370 207
U.S. Foods Holding Corp. (a) .............................................. 31,997 2,293
Walmart, Inc. ......................................................... 77,202 7,613
53,049
Energy (0.6%):
Ardmore Shipping Corp. ................................................. 17,871 162
Berry Corp. .......................................................... 24,031 98
Cactus, Inc. , Class A .................................................... 2,287 120
Chord Energy Corp. .................................................... 67 8
Core Natural Resources, Inc. .............................................. 3,864 287
Coterra Energy, Inc. ..................................................... 68,593 1,851
Devon Energy Corp. .................................................... 27,122 982
EOG Resources, Inc. .................................................... 59,105 7,503
International Seaways, Inc. ............................................... 5,464 182
Liberty Energy, Inc. ..................................................... 10,196 176
Matador Resources Co. .................................................. 2,642 138
Murphy Oil Corp. ...................................................... 6,808 180
Ovintiv, Inc. .......................................................... 41,585 1,807
Peabody Energy Corp. ................................................... 333 5
REX American Resources Corp. (a) .......................................... 3,790 146
RPC, Inc. ............................................................ 34,131 191
Scorpio Tankers, Inc. .................................................... 3,561 142
Teekay Corp. Ltd. ...................................................... 23,310 152
Teekay Tankers Ltd. , Class A .............................................. 9,225 348
Valero Energy Corp. .................................................... 11,531 1,508
15,986
Financials (3.4%):
1st Source Corp. ....................................................... 5,666 368
Acadian Asset Management, Inc. ........................................... 5,675 140
Amalgamated Financial Corp. ............................................. 10,523 341
American Express Co. ................................................... 13,761 4,141
Ameriprise Financial, Inc. ................................................ 14,007 7,526
Ameris Bancorp ....................................................... 542 35
Apollo Commercial Real Estate Finance, Inc. .................................. 22,350 226
Axis Capital Holdings Ltd. ................................................ 12,910 1,251
Bread Financial Holdings, Inc. ............................................. 7,660 414
Cadence Bank ......................................................... 8,118 269
Capital One Financial Corp. ............................................... 4,947 992
Cathay General Bancorp ................................................. 7,575 356
Cincinnati Financial Corp. ................................................ 9,815 1,451
CNO Financial Group, Inc. ............................................... 8,829 368
Community Trust Bancorp, Inc. ............................................ 5,099 278
Corebridge Financial, Inc. ................................................ 90,385 3,135
CVB Financial Corp. .................................................... 11,562 233
Eagle Bancorp, Inc. ..................................................... 8,945 208
East West Bancorp, Inc. .................................................. 32,757 3,093
Essent Group Ltd. ...................................................... 6,075 350
Everest Group Ltd. ..................................................... 8,774 3,099
Fidelity National Financial, Inc. ............................................ 55,662 3,592
Fifth Third Bancorp ..................................................... 8,771 381
First Bancorp ......................................................... 21,887 426
First Financial Bancorp .................................................. 13,737 377
Hamilton Insurance Group Ltd. , Class B (a) .................................... 6,473 127
Hancock Whitney Corp. .................................................. 7,318 418

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Hanmi Financial Corp. ................................................... 11,310 $ 272
Hope Bancorp, Inc. ..................................................... 28,019 306
International Bancshares Corp. ............................................. 6,249 419
Jackson Financial, Inc. , Class A ............................................ 4,435 406
JPMorgan Chase & Co. .................................................. 56,790 15,029
Ladder Capital Corp. .................................................... 22,816 271
Live Oak Bancshares, Inc. ................................................ 7,831 249
Moelis & Co. , Class A ................................................... 165 12
Northeast Community Bancorp, Inc. ......................................... 1,825 42
OFG Bancorp ......................................................... 9,280 394
Old Second Bancorp, Inc. ................................................ 19,531 358
Pathward Financial, Inc. ................................................. 4,900 380
PayPal Holdings, Inc. (a) ................................................. 54,566 3,877
PennyMac Financial Services, Inc. .......................................... 43 4
Piper Sandler Cos. ...................................................... 61 18
PJT Partners, Inc. , Class A ................................................ 1,284 204
PROG Holdings, Inc. .................................................... 6,195 176
Prudential Financial, Inc. ................................................. 19,987 2,300
QCR Holdings, Inc. ..................................................... 3,690 278
Regions Financial Corp. .................................................. 25,681 609
SEI Investments Co. .................................................... 10,004 801
Selective Insurance Group, Inc. ............................................ 2,226 192
Simmons First National Corp. , Class A ....................................... 14,849 326
Skyward Specialty Insurance Group, Inc. (a) ................................... 6,723 350
Synchrony Financial .................................................... 89,221 5,414
T. Rowe Price Group, Inc. ................................................ 2,886 305
The Allstate Corp. ...................................................... 16,968 3,379
The Bank of New York Mellon Corp. ........................................ 25,889 2,303
The Bank of NT Butterfield & Son Ltd. ....................................... 9,641 374
The Goldman Sachs Group, Inc. ............................................ 5,362 3,337
The Hartford Insurance Group, Inc. .......................................... 27,347 3,235
The PNC Financial Services Group, Inc. ...................................... 6,842 1,313
The Progressive Corp. ................................................... 13,043 3,678
Universal Insurance Holdings, Inc. .......................................... 8,751 194
Veritex Holdings, Inc. ................................................... 11,342 299
Visa, Inc. , Class A ...................................................... 5,866 2,128
W.R. Berkley Corp. ..................................................... 59,691 3,765
Westamerica Bancorp ................................................... 5,177 270
90,862
Health Care (3.2%):
AbbVie, Inc. .......................................................... 44,053 9,208
ACADIA Pharmaceuticals, Inc. (a) .......................................... 13,366 262
Addus HomeCare Corp. (a) ................................................ 1,803 173
Cardinal Health, Inc. .................................................... 54,576 7,067
Catalyst Pharmaceuticals, Inc. (a) ........................................... 11,802 270
Cencora, Inc. ......................................................... 2,017 511
Centene Corp. (a) ....................................................... 52,536 3,056
Collegium Pharmaceutical, Inc. (a) .......................................... 4,063 118
Corcept Therapeutics, Inc. (a) .............................................. 2,368 144
CorVel Corp. (a) ....................................................... 2,775 306
DaVita, Inc. (a) ........................................................ 604 89
Enhabit, Inc. (a) ........................................................ 11,867 99
Exelixis, Inc. (a) ........................................................ 48,837 1,890
Gilead Sciences, Inc. .................................................... 57,754 6,602
Harmony Biosciences Holdings, Inc. (a) ....................................... 8,728 295
HCA Healthcare, Inc. ................................................... 2,256 691
Hims & Hers Health, Inc. (a) ............................................... 5,044 227
Incyte Corp. (a) ........................................................ 30,740 2,259
Inmode Ltd. (a) ........................................................ 11,642 218
Innoviva, Inc. (a) ....................................................... 17,318 310
Insmed, Inc. (a) ........................................................ 1,373 112
Johnson & Johnson ..................................................... 37,610 6,206
Lantheus Holdings, Inc. (a) ................................................ 2,255 212

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
McKesson Corp. ....................................................... 11,952 $ 7,652
Merck & Co., Inc. ...................................................... 111,313 10,269
Molina Healthcare, Inc. (a) ................................................ 5,034 1,516
Option Care Health, Inc. (a) ............................................... 4,789 160
Pacira BioSciences, Inc. (a) ................................................ 9,338 225
Pediatrix Medical Group, Inc. (a) ............................................ 22,077 326
Pfizer, Inc. ........................................................... 221,100 5,844
Prestige Consumer Healthcare, Inc. (a) ........................................ 2,558 217
Progyny, Inc. (a) ....................................................... 8,812 199
Regeneron Pharmaceuticals, Inc. ........................................... 2,840 1,984
Royalty Pharma PLC , Class A ............................................. 83,543 2,810
Select Medical Holdings Corp. ............................................. 5,946 108
SIGA Technologies, Inc. ................................................. 50,222 276
Tenet Healthcare Corp. (a) ................................................ 23,340 2,955
The Cigna Group ...................................................... 5,255 1,623
United Therapeutics Corp. (a) .............................................. 9,735 3,116
UnitedHealth Group, Inc. ................................................. 10,718 5,091
Universal Health Services, Inc. , Class B ...................................... 7,082 1,241
Veracyte, Inc. (a) ....................................................... 8,154 283
Vericel Corp. (a) ....................................................... 5,361 275
86,495
Industrials (2.4%):
Acuity Brands, Inc. ..................................................... 9,956 2,958
Allison Transmission Holdings, Inc. ......................................... 28,393 2,889
American Woodmark Corp. (a) ............................................. 2,918 181
Argan, Inc. ........................................................... 1,698 221
ASGN, Inc. (a) ......................................................... 3,301 223
BlueLinx Holdings, Inc. (a) ................................................ 3,268 259
Boise Cascade Co. ...................................................... 3,255 338
Builders FirstSource, Inc. (a) ............................................... 1,472 205
Carlisle Cos., Inc. ...................................................... 9,271 3,159
Caterpillar, Inc. ........................................................ 6,283 2,161
Cintas Corp. .......................................................... 9,503 1,972
Comfort Systems USA, Inc. ............................................... 8,213 2,984
Core & Main, Inc. , Class A (a) ............................................. 15,562 794
Cummins, Inc. ........................................................ 19,578 7,208
Delta Air Lines, Inc. .................................................... 90,111 5,418
Deluxe Corp. ......................................................... 16,088 265
EMCOR Group, Inc. .................................................... 10,399 4,252
ExlService Holdings, Inc. (a) .............................................. 2,299 111
Franklin Covey Co. (a) ................................................... 4,368 140
Genco Shipping & Trading Ltd. ............................................ 10,338 148
Griffon Corp. ......................................................... 2,253 163
Hub Group, Inc. , Class A ................................................. 5,488 226
Huron Consulting Group, Inc. (a) ........................................... 1,305 199
JELD-WEN Holding, Inc. (a) .............................................. 321 2
Korn Ferry ........................................................... 5,167 339
Leidos Holdings, Inc. ................................................... 24,724 3,213
Liquidity Services, Inc. (a) ................................................ 6,308 211
Lockheed Martin Corp. .................................................. 8,726 3,930
Masco Corp. .......................................................... 29,428 2,212
Masterbrand, Inc. (a) .................................................... 17,016 238
Matson, Inc. .......................................................... 3,309 477
MillerKnoll, Inc. ....................................................... 9,786 210
Mueller Industries, Inc. .................................................. 4,291 344
Owens Corning ........................................................ 18,671 2,876
PACCAR, Inc. ........................................................ 6,793 729
Resideo Technologies, Inc. (a) .............................................. 13,912 267
Sterling Infrastructure, Inc. (a) ............................................. 1,975 251
Sun Country Airlines Holdings, Inc. (a) ....................................... 18,582 299
Terex Corp. ........................................................... 5,775 235
Titan International, Inc. (a) ................................................ 14,750 126
Trane Technologies PLC ................................................. 4,459 1,577

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
UFP Industries, Inc. ..................................................... 3,532 $ 378
United Airlines Holdings, Inc. (a) ........................................... 54,867 5,147
United Rentals, Inc. ..................................................... 796 511
Vertiv Holdings Co. , Class A .............................................. 25,581 2,435
W.W. Grainger, Inc. ..................................................... 3,184 3,252
Wabash National Corp. .................................................. 14,117 165
65,898
Information Technology (6.7%):
A10 Networks, Inc. ..................................................... 15,293 318
Amkor Technology, Inc. .................................................. 5,662 119
Amphenol Corp. , Class A ................................................. 28,292 1,884
Apple, Inc. ........................................................... 219,527 53,090
Arista Networks, Inc. (a) .................................................. 32,587 3,032
Bel Fuse, Inc. , Class B ................................................... 4,217 354
Box, Inc. , Class A (a) .................................................... 3,397 111
Cisco Systems, Inc. ..................................................... 124,509 7,982
Clear Secure, Inc. , Class A ................................................ 9,246 219
Commvault Systems, Inc. (a) .............................................. 1,982 338
Consensus Cloud Solutions, Inc. (a) .......................................... 3,170 83
DocuSign, Inc. (a) ...................................................... 37,486 3,118
Dropbox, Inc. , Class A (a) ................................................. 98,252 2,553
Extreme Networks, Inc. (a) ................................................ 14,670 227
F5, Inc. (a) ............................................................ 12,408 3,628
Fair Isaac Corp. (a) ...................................................... 1,247 2,352
Fortinet, Inc. (a) ........................................................ 20,725 2,239
Gen Digital, Inc. ....................................................... 114,580 3,131
GoDaddy, Inc. , Class A (a) ................................................ 33,574 6,027
Hewlett Packard Enterprise Co. ............................................ 223,632 4,430
Immersion Corp. ....................................................... 14,603 117
International Business Machines Corp. ....................................... 7,026 1,774
Jabil, Inc. ............................................................ 1,419 220
KLA Corp. ........................................................... 3,923 2,781
Kulicke & Soffa Industries, Inc. ............................................ 5,444 208
Microsoft Corp. ....................................................... 41,755 16,576
Motorola Solutions, Inc. ................................................. 16,352 7,199
NetApp, Inc. .......................................................... 28,997 2,894
NetScout Systems, Inc. (a) ................................................ 7,094 160
NVIDIA Corp. ........................................................ 343,198 42,872
PC Connection, Inc. .................................................... 3,704 236
Photronics, Inc. (a) ...................................................... 7,884 164
QUALCOMM, Inc. ..................................................... 31,768 4,993
Qualys, Inc. (a) ........................................................ 1,412 186
Sanmina Corp. (a) ...................................................... 5,267 432
ScanSource, Inc. (a) ..................................................... 4,148 152
TD SYNNEX Corp. .................................................... 12,433 1,709
Verint Systems, Inc. (a) ................................................... 8,402 190
Vishay Intertechnology, Inc. ............................................... 10,010 172
Zoom Communications, Inc. (a) ............................................ 37,247 2,745
181,015
Materials (0.6%):
Alpha Metallurgical Resources, Inc. (a) ....................................... 702 97
CF Industries Holdings, Inc. ............................................... 39,721 3,218
Commercial Metals Co. .................................................. 2,710 131
CRH PLC ............................................................ 35,904 3,681
Ecovyst, Inc. (a) ........................................................ 25,933 176
Greif, Inc. , Class A ..................................................... 4,145 237
Hawkins, Inc. ......................................................... 2,581 271
Louisiana-Pacific Corp. .................................................. 11,547 1,151
LyondellBasell Industries NV , Class A ....................................... 40,553 3,116
Metallus, Inc. (a) ....................................................... 10,495 152
Packaging Corp. of America ............................................... 10,091 2,150
Reliance, Inc. ......................................................... 4,360 1,296

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
7
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Ryerson Holding Corp. .................................................. 72 $ 2
Steel Dynamics, Inc. .................................................... 2,008 271
Sylvamo Corp. ........................................................ 3,408 242
16,191
Real Estate (0.6%):
Alexander & Baldwin, Inc. ................................................ 12,971 235
American Tower Corp. ................................................... 12,026 2,473
Broadstone Net Lease, Inc. ................................................ 18,745 316
CareTrust REIT, Inc. .................................................... 5,926 153
COPT Defense Properties ................................................ 11,824 320
Crown Castle, Inc. ...................................................... 31,895 3,001
CubeSmart ........................................................... 28,642 1,182
DiamondRock Hospitality Co. ............................................. 41,982 346
Easterly Government Properties, Inc. ........................................ 26,330 297
Empire State Realty Trust, Inc. ............................................. 35,294 327
Equity LifeStyle Properties, Inc. ............................................ 21,746 1,491
Essential Properties Realty Trust, Inc. ........................................ 4,485 147
Essex Property Trust, Inc. ................................................ 1,548 482
Innovative Industrial Properties, Inc. ......................................... 3,036 218
Kite Realty Group Trust .................................................. 16,350 375
Lamar Advertising Co. , Class A ............................................ 16,109 2,001
National Storage Affiliates Trust ............................................ 9,127 353
Phillips Edison & Co., Inc. ................................................ 8,665 322
PotlatchDeltic Corp. .................................................... 6,723 312
RE/MAX Holdings, Inc. (a) ............................................... 4,417 39
Ryman Hospitality Properties, Inc. .......................................... 2,598 257
Sabra Health Care REIT, Inc. .............................................. 20,871 347
The Macerich Co. ...................................................... 13,805 249
The St. Joe Co. ........................................................ 2,928 141
VICI Properties, Inc. .................................................... 13,147 427
WP Carey, Inc. ........................................................ 10,923 701
Xenia Hotels & Resorts, Inc. .............................................. 9,373 126
16,638
Utilities (0.5%):
Black Hills Corp. ...................................................... 5,732 351
DTE Energy Co. ....................................................... 24,316 3,251
Edison International .................................................... 41,491 2,259
Entergy Corp. ......................................................... 5,540 484
Evergy, Inc. .......................................................... 32,389 2,232
MGE Energy, Inc. ...................................................... 1,444 133
NiSource, Inc. ......................................................... 63,779 2,603
NRG Energy, Inc. ...................................................... 18,716 1,978
OGE Energy Corp. ..................................................... 21,465 993
ONE Gas, Inc. ........................................................ 5,223 392
Spire, Inc. ............................................................ 3,189 245
14,921
Total Common Stocks (Cost $511,223)
a
a
a
672,536
Principal Amount
(000)
U.S. Treasury Obligations (0.5%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (b) ....................................... $ 14,945 14,937
Total U.S. Treasury Obligations (Cost $14,947)
a
a
a
14,937
Shares
Exchange-Traded Funds (45.1%)
Invesco DB Commodity Index Tracking Fund .................................. 256,100 5,634
Invesco FTSE RAFI Developed Markets ex-US ETF (c) ........................... 653,206 33,653
Invesco FTSE RAFI Emerging Markets ETF (c) ................................. 1,539,501 33,115
iShares 0-5 Year TIPS Bond ETF ............................................ 235,175 24,157
iShares 1-3 Year Treasury Bond ETF ......................................... 307,256 25,385
iShares 20+ Year Treasury Bond ETF ......................................... 275,988 25,510

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
8
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
iShares 7-10 Year Treasury Bond ETF ........................................ 396,847 $ 37,827
iShares Core MSCI EAFE ETF ............................................. 32,626 2,459
iShares Core MSCI Emerging Markets ETF (c) .................................. 640,366 34,221
iShares Core S&P 500 ETF ................................................ 121,333 72,441
iShares Core S&P Small-Cap ETF ........................................... 108,492 12,128
iShares Core U.S. Aggregate Bond ETF ....................................... 288,330 28,617
iShares J.P. Morgan USD Emerging Markets Bond ETF (c) ......................... 247,974 22,821
iShares MSCI Canada ETF (c) .............................................. 1,081,119 44,575
iShares MSCI International Momentum Factor ETF (c) ............................ 1,164,448 46,625
iShares MSCI International Quality Factor ETF (c) ............................... 1,315,008 52,429
iShares Russell 2000 ETF (c) ............................................... 156,224 33,533
JPMorgan BetaBuilders Canada ETF ......................................... 523,820 38,056
Schwab Fundamental Emerging Markets Equity ETF ............................. 1,927,188 58,375
Schwab Fundamental International Equity ETF ................................. 3,168,339 112,571
Schwab Fundamental International Small Equity ETF ............................. 593,600 21,209
SPDR Gold Shares (a) .................................................... 171,239 45,082
SPDR S&P Emerging Markets SmallCap ETF (c) ................................ 107,983 6,170
VanEck Gold Miners ETF ................................................. 138,034 5,483
Vanguard FTSE All-World ex-US ETF (c) ...................................... 276,484 16,755
Vanguard FTSE Developed Markets ETF ...................................... 3,617,053 184,723
Vanguard FTSE Emerging Markets ETF (c) .................................... 343,254 15,354
Vanguard Mortgage-Backed Securities ETF .................................... 594,901 27,657
Vanguard Real Estate ETF ................................................ 53,025 4,979
Vanguard S&P 500 ETF .................................................. 183,765 100,396
Vanguard Total Bond Market ETF ........................................... 169,151 12,460
Vanguard Total Stock Market ETF ........................................... 86,697 25,399
Xtrackers USD High Yield Corporate Bond ETF (c) ............................... 286,722 10,528
Total Exchange-Traded Funds (Cost $1,034,368)
a
a
a
1,220,327
Affiliated Exchange-Traded Funds (29.0%)
VictoryShares Core Intermediate Bond ETF (c) .................................. 10,550,445 496,609
VictoryShares Core Plus Intermediate Bond ETF (c) .............................. 6,069,323 132,857
VictoryShares Emerging Markets Value Momentum ETF .......................... 68,000 3,145
VictoryShares Free Cash Flow Growth ETF .................................... 2,587,525 61,219
VictoryShares Short-Term Bond ETF ......................................... 991,350 50,232
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 1,529,841 38,651
Total Affiliated Exchange-Traded Funds (Cost $864,709)
a
a
a
782,713
Collateral for Securities Loaned (7.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .28% (d) ........ 52,702,377 52,703
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .28% (d) ............ 52,702,377 52,703
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (d) ............... 52,702,377 52,702
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .29% (d) . 52,702,377 52,702
Total Collateral for Securities Loaned (Cost $210,810)
a
a
a
210,810
Total Investments (Cost $2,636,057) — 107.3% 2,901,323
Liabilities in excess of other assets —  (7.3)% (198,430)
NET ASSETS - 100.00% $ 2,702,893
At February 28, 2025, the Fund's investments in foreign securities were 27.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security has been segregated as collateral for derivative instruments.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on February 28, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
9
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 385 3/21/25 $ 19,908,323 $ 21,787,103 $ 1,878,780
Swiss Market Index Futures ........... 60 3/21/25 8,155,240 8,623,754 468,514
Tokyo Price Index Futures ............ 175 3/13/25 31,872,000 31,112,145 (759,855)
$ 1,587,439
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 184 3/20/25 $ 23,568,291 $ 23,203,732 $ 364,559
E-Mini MSCI Emerging Markets Index
Futures .......................... 152 3/21/25 8,359,620 8,333,400 26,220
E-Mini Russell 2000 Index Futures ...... 123 3/21/25 14,620,647 13,316,595 1,304,052
Hang Seng Index Futures ............. 88 3/28/25 12,934,816 12,994,394 (59,578)
$ 1,635,253
Total unrealized appreciation $ 4,042,125
Total unrealized depreciation (819,433)
Total net unrealized appreciation (depreciation) $ 3,222,692

Statement of Assets and Liabilities
February 28, 2025
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Cornerstone
Moderately
Aggressive Fund
Assets:
Affiliated investments, at value (Cost $864,709) $ 782,713 (a)
Unaffiliated investments, at value (Cost $1,771,348) 2,118,610 (b)
Cash 15,423
Deposit with broker for futures contracts 13,459
Receivables:
Dividends, interest, and securities lending income 873
Capital shares issued 628
Investments sold 7,354
From Adviser for ETF reimbursements 560
Prepaid expenses 13
Total Assets 2,939,633
Liabilities:
Payables:
Collateral received on loaned securities 210,810
Collateral received from broker for futures contracts 8,978
Investments purchased 13,074
Capital shares redeemed 1,794
Variation margin on open futures contracts 42
Accrued expenses and other payables:
Investment advisory fees 1,230
Administration fees 305
Custodian fees 19
Transfer agent fees 375
Compliance fees 2
Trustees' fees 1
Other accrued expenses 110
Total Liabilities 236,740
Commitments and contingencies (Note 4 )
Net Assets:
Capital 2,365,777
Total accumulated earnings (loss) 337,116
Net Assets $ 2,702,893
Shares (unlimited number of shares authorized with no par value): 101,203
Net asset value, offering and redemption price per share:(c) $ 26 .71
(a) Includes $2,401 thousand of securities on loan.
(b) Includes $203,572 thousand of securities on loan.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
11
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Cornerstone
Moderately
Aggressive Fund
Investment Income:
Dividends from affiliated investments $ 28,516
Dividends from unaffiliated investments 47,881
Interest from unaffiliated investments 816
Securities lending (net of fees) 519
Foreign tax withholding (3)
Total Income 77,729
Expenses:
Investment advisory fees 16,069
Administration fees 4,085
Sub-Administration fees 75
Custodian fees 117
Transfer agent fees 4,410
Trustees' fees 47
Compliance fees 23
Legal and audit fees 91
State registration and filing fees 47
Line of credit fees —(a)
Other expenses 183
Total Expenses 25,147
Expenses waived/reimbursed by Adviser (2,183)
Net Expenses 22,964
Net Investment Income (Loss) 54,765
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (5,819)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 182,087
Net realized gains (losses) from futures contracts (12,398)
Net change in unrealized appreciation/depreciation on affiliated investment securities 16,349
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations (13,625)
Net change in unrealized appreciation/depreciation on futures contracts 2,679
Net realized/unrealized gains (losses) on investments 169,273
Change in net assets resulting from operations $ 224,038
(a) Rounds to less than $1 thousand.

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Moderately
Aggressive Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 54,765 $ 53,632
Net realized gains (losses) 163,870 40,364
Net change in unrealized appreciation/depreciation 5,403 201,060
Change in net assets resulting from operations 224,038 295,056
Change in net assets resulting from distributions to shareholders (182,662) (54,800)
Change in net assets resulting from capital transactions (12,802) (115,777)
Change in net assets 28,574 124,479
Net Assets:
Beginning of period 2,674,319 2,549,840
End of period $ 2,702,893 $ 2,674,319
Capital Transactions:
Proceeds from shares issued $ 156,657 $ 144,186
Distributions reinvested 180,962 54,258
Cost of shares redeemed (350,421) (314,221)
Change in net assets resulting from capital transactions $ (12,802) $ (115,777)
Share Transactions:
Issued 5,731 5,787
Reinvested 6,759 2,118
Redeemed (12,819) (12,594)
Change in Shares (329) (4,689)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Cornerstone Moderately Aggressive Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $26.34 $24.00 $25.76 $29.45 $24.10 $23.97
Investment Activities:
Net investment income (loss)(b) 0.55 0.52 0.37 0.36 0.32 0.48
Net realized and unrealized gains (losses) 1.69 2.36 (1.11) (1.77) 5.56 0.18
Total from Investment Activities 2.24 2.88 (0.74) (1.41) 5.88 0.66
Distributions to Shareholders from:
Net investment income (0.70) (0.54) (0.23) (0.35) (0.37) (0.39)
Net realized gains (1.17) — (0.79) (1.93) (0.16) (0.14)
Total Distributions (1.87) (0.54) (1.02) (2.28) (0.53) (0.53)
Net Asset Value, End of Period $26.71 $26.34 $24.00 $25.76 $29.45 $24.10
Total Return(c)(d) 8.60% 12.07% (2.87)% (5.43)% 24.58% 2.59%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.84% 0.87% 0.88% 0.88% 0.96% 0.98%
Net Investment Income (Loss)(e) 2.01% 2.08% 2.04% 1.26% 1.18% 1.94%
Gross Expenses(e)(g) 0.92% 0.95% 0.96% 0.93% 0.97% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $2,702,893 $2,674,319 $2,549,840 $2,720,065 $3,026,975 $2,662,354
Portfolio Turnover(c) 67% 52% 49% 44% 64% 92%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
14
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Moderately Aggressive Fund Cornerstone Moderately Aggressive Fund

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
15
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation
Level 1 Level 2 Level 3 Total
Cornerstone Moderately Aggressive Fund
Common Stocks ............................................... $ 672,536 $ — $ — $ 672,536
U.S. Treasury Obligations ........................................ — 14,937 — 14,937
Exchange-Traded Funds ......................................... 1,220,327 — — 1,220,327
Affiliated Exchange-Traded Funds .................................. 782,713 — — 782,713
Collateral for Securities Loaned ................................... 210,810 — — 210,810
Total ....................................................... $ 2,886,386 $ 14,937 $ — $ 2,901,323
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 4,042 — — 4,042
Liabilities:
Futures Contracts .............................................. (819) — — (819)
Total ....................................................... $ 3,223 $ — $ — $ 3,223
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
16
or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended February 28, 2025, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of February 28, 2025 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
February 28, 2025 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 4,042,000 (819,000)
Cornerstone Moderately Aggressive Fund .................................................... $ 4,042 $ 819
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (12,398,000) 2,679,000
Cornerstone Moderately Aggressive Fund ................................................ $ (12,398) $ 2,679

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
17
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 28, 2025:
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Moderately Aggressive Fund ............................... $ 205,973 $ — $ 210,810

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
18
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Moderately Aggressive Fund ........................................................ $ 1,807,603 $ 1,955,154

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
19
the ordinary course of the Fund’s business are excluded from the expense limit. As of February 28, 2025, the expense limit (excluding voluntary waivers) was:
In addition, effective March 15, 2024, to the extent the Fund invests in an affiliated VCM ETF, the Adviser has contractually undertaken to waive all or a portion of the Fund’s advisory fee in the proportionate amounts to any advisory fees it earns as an investment adviser to any affiliated
ETF in which the Fund invests. Prior to March 15, 2024, the Fund’s advisory fee of an affiliated ETF was being voluntarily reimbursed by
VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment. For the year ended February 28, 2025, the Fund incurred reimbursable expenses of $2,183 thousand, all of which were affiliated ETF advisory fees for reimbursement and is reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.  As of February 28, 2025, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $560 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and
Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
Additionally, as of February 28, 2025, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’
In effect until June 30, 2025
Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.98%

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
20
fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Cornerstone Moderately Aggressive Fund ......................................................... $ (5,783) $ 5,783

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
21
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, partnership adjustments, REIT adjustments, and derivatives.
As of February 28, 2025, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended February 28, 2025, were as follows (amounts in thousands):
Year Ended February 28, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Cornerstone Moderately Aggressive Fund ........................................ $ 82,155 $ 100,507 $ 182,662
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Cornerstone Moderately Aggressive Fund ...................................................... $ 54,800 $ 54,800
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Cornerstone Moderately Aggressive Fund ..... $ 21,317 $ 58,368 $ 79,685 $ (2,419) $ 259,850 $ 337,116
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cornerstone Moderately Aggressive Fund .................. $ 2,641,018 $ 370,361 $ (110,511) $ 259,850

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
22
9. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderately
Aggressive Fund
VictoryShares Core
Intermediate Bond ETF .... $ 518,409 $ — $ (31,891) $ (5,702) $ 15,793 $ 496,609 10,550 $ 19,242 $ —
VictoryShares Core Plus
Intermediate Bond ETF .... 121,415 8,782 — — 2,660 132,857 6,069 5,635 —
VictoryShares Emerging
Markets Value Momentum
ETF .................. 3,081 — — — 64 3,145 68 186 —
VictoryShares Free Cash Flow
Growth ETF ............ — 64,617 — — (3,398) 61,219 2,588 — —
VictoryShares Short-Term
Bond ETF .............. 53,192 — (4,029) (117) 1,186 50,232 991 2,539 —
VictoryShares WestEnd
Economic Cycle Bond ETF .. — 38,607 — — 44 38,651 1,530 914 —
$ 696,097 $ 112,006 $ (35,920) $ (5,819) $ 16,349 $ 782,713 21,796 $ 28,516 $ —

23
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Cornerstone Moderately Aggressive Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Cornerstone Moderately Aggressive Fund (the “Fund”) (one
of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28,
2023 and each of the three years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
24
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 17%.
For the year ended February 28, 2025, the Fund designated short-term capital gain distributions in the amount of $12,329 thousand.
For the year ended February 28, 2025, the Fund designated long-term capital gain distributions in the amount of $105,669 thousand.

Victory Portfolios III
25
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Cornerstone Moderately Aggressive Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
26
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was below the median of its expense group and was above the median of its expense universe. The data indicated that the
Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the
Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one- and three-year periods ended June 30, 2024, was below the average of its performance universe for the five- and ten-year periods ended June 30, 2024, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the
Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
27
(Unaudited)
of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach and the Adviser is appropriately monitoring the Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23405-0425

February 28, 2025
Annual: Full Financials
Victory Cornerstone Moderately Conservative Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
6
Statement of Operations
7
Statements of Changes in Net Assets
8
Financial Highlights
9
Notes to Financial Statements (Form N-CSR Item 7) 10
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 20
Supplemental Information (Unaudited)
Additional Information
21
Advisory Contract Approval (Form N-CSR Item 11)
22

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (13.1%)
Communication Services (0.8%):
AT&T, Inc. ........................................................... 17,438 $ 478
Comcast Corp. , Class A .................................................. 13,016 467
Verizon Communications, Inc. .............................................. 9,354 403
1,348
Consumer Discretionary (0.7%):
Darden Restaurants, Inc. .................................................. 880 176
Lennar Corp. , Class A .................................................... 1,659 199
Lowe's Cos., Inc. ....................................................... 290 72
NIKE, Inc. , Class B ..................................................... 4,059 322
PulteGroup, Inc. ........................................................ 1,587 164
The Home Depot, Inc. ................................................... 598 237
1,170
Consumer Staples (1.4%):
Altria Group, Inc. ....................................................... 9,411 526
Archer-Daniels-Midland Co. ............................................... 1,936 91
Kimberly-Clark Corp. .................................................... 2,434 346
PepsiCo, Inc. .......................................................... 3,165 486
Philip Morris International, Inc. ............................................. 4,458 692
Sysco Corp. ........................................................... 2,601 196
Target Corp. .......................................................... 1,584 197
2,534
Energy (0.3%):
Devon Energy Corp. ..................................................... 4,495 163
EOG Resources, Inc. .................................................... 1,090 138
Marathon Petroleum Corp. ................................................ 1,466 220
ONEOK, Inc. .......................................................... 796 80
Valero Energy Corp. ..................................................... 165 22
623
Financials (1.6%):
American Express Co. ................................................... 2,158 650
Ameriprise Financial, Inc. ................................................. 736 395
Everest Group Ltd. ...................................................... 314 111
JPMorgan Chase & Co. .................................................. 3,306 875
Mastercard, Inc. , Class A ................................................. 555 320
Northern Trust Corp. .................................................... 1,495 165
T. Rowe Price Group, Inc. ................................................. 107 11
Visa, Inc. , Class A ...................................................... 778 282
2,809
Health Care (1.9%):
AbbVie, Inc. .......................................................... 3,145 657
Bristol-Myers Squibb Co. ................................................. 7,438 444
Cardinal Health, Inc. .................................................... 1,775 230
CVS Health Corp. ...................................................... 3,771 248
Gilead Sciences, Inc. .................................................... 6,413 733
Merck & Co., Inc. ...................................................... 5,030 464
Pfizer, Inc. ............................................................ 17,788 470
ResMed, Inc. .......................................................... 73 17
The Cigna Group ....................................................... 315 97
3,360
Industrials (1.1%):
A.O. Smith Corp. ....................................................... 913 61
Automatic Data Processing, Inc. ............................................ 395 124
Caterpillar, Inc. ........................................................ 1,553 534
Cummins, Inc. ......................................................... 130 48
FedEx Corp. .......................................................... 1,130 297
Lockheed Martin Corp. ................................................... 380 171
Masco Corp. .......................................................... 1,609 121
Otis Worldwide Corp. .................................................... 2,305 230

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Paychex, Inc. .......................................................... 158 $ 24
United Parcel Service, Inc. , Class B .......................................... 3,256 388
1,998
Information Technology (4.6%):
Accenture PLC , Class A .................................................. 1,657 577
Apple, Inc. ........................................................... 8,993 2,175
Applied Materials, Inc. ................................................... 2,821 446
Broadcom, Inc. ........................................................ 2,243 447
Cisco Systems, Inc. ..................................................... 8,871 569
Cognizant Technology Solutions Corp. , Class A ................................. 3,339 278
HP, Inc. .............................................................. 2,031 63
Jabil, Inc. ............................................................ 58 9
KLA Corp. ........................................................... 682 483
Lam Research Corp. ..................................................... 6,391 490
Microchip Technology, Inc. ................................................ 265 16
Microsoft Corp. ........................................................ 3,619 1,437
NetApp, Inc. .......................................................... 1,513 151
NXP Semiconductors NV ................................................. 1,931 416
QUALCOMM, Inc. ..................................................... 3,301 519
TE Connectivity PLC .................................................... 886 137
8,213
Materials (0.4%):
Dow, Inc. ............................................................ 5,140 196
LyondellBasell Industries NV , Class A ........................................ 1,879 144
Nucor Corp. ........................................................... 1,335 184
Steel Dynamics, Inc. ..................................................... 1,131 153
677
Real Estate (0.2%):
American Tower Corp. ................................................... 88 18
Crown Castle, Inc. ...................................................... 792 75
Equinix, Inc. .......................................................... 129 117
Prologis, Inc. .......................................................... 591 73
Welltower, Inc. ......................................................... 229 35
318
Utilities (0.1%):
Evergy, Inc. ........................................................... 1,687 116
NRG Energy, Inc. ....................................................... 1,508 160
276
Total Common Stocks (Cost $17,441)
a
a
a
23,326
Principal Amount
(000)
U.S. Treasury Obligations (0.8%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (a) ....................................... $ 1,494 1,493
Total U.S. Treasury Obligations (Cost $1,494)
a
a
a
1,493
Shares
Exchange-Traded Funds (43.0%)
Invesco DB Commodity Index Tracking Fund .................................. 22,900 504
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 35,176 1,812
Invesco FTSE RAFI Emerging Markets ETF ................................... 86,305 1,856
iShares 0-5 Year TIPS Bond ETF ............................................ 14,075 1,446
iShares 1-3 Year Treasury Bond ETF ......................................... 35,334 2,919
iShares 20+ Year Treasury Bond ETF ......................................... 29,830 2,757
iShares 7-10 Year Treasury Bond ETF ........................................ 39,620 3,777
iShares Core S&P 500 ETF ................................................ 4,967 2,966
iShares Core S&P Small-Cap ETF ........................................... 14,173 1,584
iShares Core U.S. Aggregate Bond ETF ....................................... 59,128 5,869
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) ......................... 26,527 2,441
iShares MSCI Canada ETF (b) .............................................. 50,070 2,064
iShares MSCI International Momentum Factor ETF .............................. 71,831 2,876

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
iShares MSCI International Quality Factor ETF (b) ............................... 81,444 $ 3,247
iShares Russell 2000 ETF (b) ............................................... 9,304 1,997
JPMorgan BetaBuilders Canada ETF ......................................... 28,516 2,072
Schwab Fundamental Emerging Markets Equity ETF ............................. 91,552 2,773
Schwab Fundamental International Equity ETF ................................. 237,343 8,433
Schwab Fundamental International Small Equity ETF ............................. 50,100 1,790
SPDR Gold Shares (b) (c) .................................................. 11,393 2,999
SPDR S&P Emerging Markets SmallCap ETF .................................. 7,496 428
VanEck Gold Miners ETF ................................................. 8,475 337
Vanguard FTSE All-World ex-US ETF ........................................ 25,190 1,527
Vanguard FTSE Developed Markets ETF ...................................... 76,404 3,902
Vanguard FTSE Emerging Markets ETF (b) .................................... 20,833 932
Vanguard Mortgage-Backed Securities ETF .................................... 45,663 2,123
Vanguard Real Estate ETF ................................................ 7,052 662
Vanguard S&P 500 ETF .................................................. 9,112 4,978
Vanguard Short-Term Corporate Bond ETF .................................... 10,471 826
Vanguard Small-Cap Value ETF ............................................ 8,408 1,663
Vanguard Total Stock Market ETF ........................................... 7,904 2,316
Xtrackers USD High Yield Corporate Bond ETF (b) .............................. 20,332 747
Total Exchange-Traded Funds (Cost $66,363)
a
a
a
76,623
Affiliated Exchange-Traded Funds (42.6%)
VictoryShares Core Intermediate Bond ETF (b) .................................. 1,045,047 49,190
VictoryShares Core Plus Intermediate Bond ETF ................................ 698,234 15,284
VictoryShares Emerging Markets Value Momentum ETF .......................... 9,770 452
VictoryShares Free Cash Flow Growth ETF .................................... 140,807 3,332
VictoryShares Short-Term Bond ETF ......................................... 82,859 4,198
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 140,000 3,537
Total Affiliated Exchange-Traded Funds (Cost $83,974)
a
a
a
75,993
Collateral for Securities Loaned (7.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .28% (d) ........ 3,459,864 3,459
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .28% (d) ............ 3,459,864 3,460
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (d) ............... 3,459,864 3,460
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .29% (d) . 3,459,864 3,460
Total Collateral for Securities Loaned (Cost $13,839)
a
a
a
13,839
Total Investments (Cost $183,111) — 107.3% 191,274
Liabilities in excess of other assets —  (7.3)% (13,091)
NET ASSETS - 100.00% $ 178,183
At February 28, 2025, the Fund's investments in foreign securities were 21.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security has been segregated as collateral for derivative instruments.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Rate disclosed is the daily yield on February 28, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 8 3/21/25 $ 2,390,812 $ 2,385,300 $ (5,512)
Euro Stoxx 50 Futures ............... 15 3/21/25 850,470 848,848 (1,622)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 3 3/20/25 612,001 635,089 23,088
Tokyo Price Index Futures ............ 10 3/13/25 1,821,257 1,777,837 (43,420)
$ (27,466)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 13 3/20/25 $ 1,666,011 $ 1,639,394 $ 26,617
E-Mini MSCI Emerging Markets Index
Futures .......................... 12 3/21/25 659,970 657,899 2,071
E-Mini Russell 2000 Index Futures ...... 20 3/21/25 2,299,960 2,165,300 134,660
Hang Seng Index Futures ............. 8 3/28/25 1,175,892 1,181,308 (5,416)
$ 157,932
Total unrealized appreciation $ 186,436
Total unrealized depreciation (55,970)
Total net unrealized appreciation (depreciation) $ 130,466

Statement of Assets and Liabilities
February 28, 2025
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Cornerstone
Moderately
Conservative Fund
Assets:
Affiliated investments, at value (Cost $83,974) $ 75,993 (a)
Unaffiliated investments, at value (Cost $99,137) 115,281 (b)
Cash 413
Deposit with broker for futures contracts 991
Receivables:
Dividends, interest, and securities lending income 68
Capital shares issued 28
From Adviser for ETF reimbursements 56
Variation margin on open futures contracts 111
Prepaid expenses 5
Total Assets 192,946
Liabilities:
Payables:
Collateral received on loaned securities 13,839
Collateral received from broker for futures contracts 591
Capital shares redeemed 98
Payable to Adviser 12
Variation margin on open futures contracts 65
Accrued expenses and other payables:
Investment advisory fees 68
Administration fees 20
Custodian fees 2
Transfer agent fees 32
Compliance fees — (c)
Trustees' fees 1
Other accrued expenses 35
Total Liabilities 14,763
Commitments and contingencies (Note 4 )
Net Assets:
Capital 173,218
Total accumulated earnings (loss) 4,965
Net Assets $ 178,183
Shares (unlimited number of shares authorized with no par value): 16,008
Net asset value, offering and redemption price per share:(d) $ 11 .13
(a) Includes $1,459 thousand of securities on loan.
(b) Includes $12,098 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Cornerstone
Moderately
Conservative Fund
Investment Income:
Dividends from affiliated investments $ 2,942
Dividends from unaffiliated investments 3,105
Interest from unaffiliated investments 75
Securities lending (net of fees) 52
Foreign tax withholding (1)
Total Income 6,173
Expenses:
Investment advisory fees 900
Administration fees 270
Sub-Administration fees 58
Custodian fees 15
Transfer agent fees 385
Trustees' fees 46
Compliance fees 2
Legal and audit fees 52
State registration and filing fees 25
Other expenses 30
Recoupment of prior expenses waived/reimbursed by Adviser 63
Total Expenses 1,846
Expenses waived/reimbursed by Adviser (226)
Net Expenses 1,620
Net Investment Income (Loss) 4,553
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (914)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 3,086
Net realized gains (losses) from futures contracts (600)
Net change in unrealized appreciation/depreciation on affiliated investment securities 2,207
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 3,752
Net change in unrealized appreciation/depreciation on futures contracts 32
Net realized/unrealized gains (losses) on investments 7,563
Change in net assets resulting from operations $ 12,116

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Moderately
Conservative Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,553 $ 4,387
Net realized gains (losses) 1,572 (947)
Net change in unrealized appreciation/depreciation 5,991 9,697
Change in net assets resulting from operations 12,116 13,137
Change in net assets resulting from distributions to shareholders (3,627) (4,526)
Change in net assets resulting from capital transactions (11,135) (12,506)
Change in net assets (2,646) (3,895)
Net Assets:
Beginning of period 180,829 184,724
End of period $ 178,183 $ 180,829
Capital Transactions:
Proceeds from shares issued $ 16,461 $ 12,185
Distributions reinvested 3,603 4,498
Cost of shares redeemed (31,199) (29,189)
Change in net assets resulting from capital transactions $ (11,135) $ (12,506)
Share Transactions:
Issued 1,476 1,186
Reinvested 331 437
Redeemed (2,828) (2,847)
Change in Shares (1,021) (1,224)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory Cornerstone Moderately Conservative Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $10.62 $10.12 $11.23 $12.74 $11.14 $10.94
Investment Activities:
Net investment income (loss)(b) 0.28 0.25 0.17 0.15 0.16 0.23
Net realized and unrealized gains (losses) 0.45 0.51 (0.54) (0.85) 1.64 0.22
Total from Investment Activities 0.73 0.76 (0.37) (0.70) 1.80 0.45
Distributions to Shareholders from:
Net investment income (0.22) (0.26) (0.13) (0.17) (0.17) (0.23)
Net realized gains — — (0.61) (0.64) (0.03) (0.02)
Total Distributions (0.22) (0.26) (0.74) (0.81) (0.20) (0.25)
Net Asset Value, End of Period $11.13 $10.62 $10.12 $11.23 $12.74 $11.14
Total Return(c)(d) 6.93% 7.57% (3.31)% (5.95)% 16.30% 4.09%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.90% 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(e) 2.53% 2.41% 2.13% 1.23% 1.35% 2.05%
Gross Expenses(e)(g) 1.03% 1.04% 1.05% 1.00% 1.02% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $178,183 $180,829 $184,724 $200,344 $221,892 $220,787
Portfolio Turnover(c) 48% 51% 43% 61% 52% 84%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
10
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name)
Victory Cornerstone Moderately Conservative Fund Cornerstone Moderately Conservative Fund

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
11
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation
Level 1 Level 2 Level 3 Total
Cornerstone Moderately Conservative Fund
Common Stocks ............................................... $ 23,326 $ — $ — $ 23,326
U.S. Treasury Obligations ........................................ — 1,493 — 1,493
Exchange-Traded Funds ......................................... 76,623 — — 76,623
Affiliated Exchange-Traded Funds .................................. 75,993 — — 75,993
Collateral for Securities Loaned ................................... 13,839 — — 13,839
Total ....................................................... $ 189,781 $ 1,493 $ — $ 191,274
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 186 — — 186
Liabilities:
Futures Contracts .............................................. (56) — — (56)
Total ....................................................... $ 130 $ — $ — $ 130
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
12
or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended February 28, 2025, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of February 28, 2025 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
February 28, 2025 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 186,000 (56,000)
Cornerstone Moderately Conservative Fund ................................................... $ 186 $ 56
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (600,000) 32,000
Cornerstone Moderately Conservative Fund ............................................... $ (600) $ 32

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
13
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 28, 2025:
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Moderately Conservative Fund .............................. $ 13,557 $ — $ 13,839

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
14
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year
Excluding U.S. Government
Securities
Purchases Sales
Cornerstone Moderately Conservative Fund ....................................................... $ 86,363 $ 96,690

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
15
exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 28, 2025, the expense limit (excluding voluntary waivers) was:
In addition, effective March 15, 2024, to the extent the Fund invests in an affiliated VCM ETF, the Adviser has contractually undertaken to waive all or a portion of the Fund’s advisory fee in the proportionate amounts to any advisory fees it earns as an investment adviser to any affiliated
ETF in which the Fund invests. Prior to March 15, 2024, the Fund’s advisory fee of an affiliated ETF was being voluntarily reimbursed by
VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment. For the year ended February 28, 2025, the Fund incurred reimbursable expenses of $226 thousand, all of which were affiliated ETF advisory fees for reimbursement and is reflected on the Statement of Operations as
Expenses waived/reimbursed by Adviser.  As of February 28, 2025, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $56 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and
Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
For the year ended February 28, 2025, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
In effect until June 30, 2025
Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90%
Amount
Cornerstone Moderately Conservative Fund .................................................................. $ 63
Expires
2026
Expires
2027 Total
Cornerstone Moderately Conservative Fund .............................................. $ 5 $ 19 $ 24

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
16
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.  Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, current regulations may limit the Fund’s ability to invest in derivatives.
ETF Risk — The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’
fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for the Fund during the year ended February 28, 2025, were as follows
(amounts in thousands):

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
17
* Based on the number of days borrowings were outstanding for the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Amount
Outstanding at
February 28, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Cornerstone Moderately Conservative Fund ...................... $ — $ 900 5.41% $ 900
Total
Accumulated
Earnings
(Loss) Capital
Cornerstone Moderately Conservative Fund ........................................................ $ 1 $ (1)
Year Ended February 28, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Cornerstone Moderately Conservative Fund ..................................................... $ 3,627 $ 3,627
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Cornerstone Moderately Conservative Fund ..................................................... $ 4,526 $ 4,526

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
18
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, partnership adjustments, REIT adjustments, and derivatives.
During the tax year ended February 28, 2025, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of February 28, 2025, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended February 28, 2025, were as follows (amounts in thousands):
9. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Cornerstone Moderately Conservative Fund .... $ 1,644 $ 1,644 $ (98) $ (4,297) $ 7,716 $ 4,965
Amount
Cornerstone Moderately Conservative Fund .................................................................. $ (1,514)
Short-Term
Amount
Long-Term
Amount Total
Cornerstone Moderately Conservative Fund ................................... $ (2,058) $ (2,239) $ (4,297)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cornerstone Moderately Conservative Fund ................. $ 183,536 $ 17,597 $ (9,881) $ 7,716
Fair Value
2/29/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
2/28/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderately
Conservative Fund
VictoryShares Core
Intermediate Bond ETF .... $ 53,525 $ — $ (5,357) $ (914) $ 1,936 $ 49,190 1,045 $ 1,952 $ —
VictoryShares Core Plus
Intermediate Bond ETF .... 14,702 259 — — 323 15,284 698 670 —
VictoryShares Emerging
Markets Value Momentum
ETF .................. 443 — — — 9 452 10 27 —
VictoryShares Free Cash Flow
Growth ETF ............ — 3,501 — — (169) 3,332 141 — —
VictoryShares Short-Term
Bond ETF .............. 4,114 — — — 84 4,198 83 205 —
VictoryShares WestEnd
Economic Cycle Bond ETF .. — 3,513 — — 24 3,537 140 88 —
$ 72,784 $ 7,273 $ (5,357) $ (914) $ 2,207 $ 75,993 2,117 $ 2,942 $ —

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
19
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

20
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Cornerstone Moderately Conservative Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Cornerstone Moderately Conservative Fund (the “Fund”) (one
of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28,
2023 and each of the three years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
21
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 14%.

Victory Portfolios III
22
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Cornerstone Moderately Conservative Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
23
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and expense universe. The Board also took into account the
Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the five-year period ended June 30, 2024, was below the average of its performance universe for the one-, three- and ten-year periods ended June 30, 2024, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability –The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale –The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the
Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach; (iv) the Fund’s advisory fees are

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
24
(Unaudited)
reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97447-0425

February 28, 2025
Annual: Full Financials
Victory Emerging Markets Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
13
Statement of Operations
14
Statements of Changes in Net Assets
15
Financial Highlights
17
Notes to Financial Statements (Form N-CSR Item 7) 19
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 27
Supplemental Information (Unaudited)
Additional Information
28
Advisory Contract Approval (Form N-CSR Item 11)
29

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Emerging Markets Fund
2
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.2%)
Belgium (0.2%):
Materials (0.2%):
Titan Cement International SA ............................................. 24,376 $ 1,016
Brazil (6.2%):
Communication Services (0.2%):
TIM SA .............................................................. 375,800 1,032
Consumer Discretionary (0.7%):
Cury Construtora e Incorporadora SA ........................................ 203,800 734
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 70,900 250
Lojas Renner SA ....................................................... 125,240 241
Smartfit Escola de Ginastica e Danca SA ...................................... 188,000 570
Vibra Energia SA ....................................................... 638,770 1,847
3,642
Consumer Staples (0.1%):
Tres Tentos Agroindustrial SA .............................................. 155,952 389
Energy (1.4%):
Brava Energia (a) ....................................................... 139,064 425
Petroleo Brasileiro SA , ADR ............................................... 359,986 4,806
PRIO SA (a) ........................................................... 269,400 1,747
6,978
Financials (1.8%):
B3 SA - Brasil Bolsa Balcao ............................................... 609,000 1,076
Banco ABC Brasil SA , Preference Shares ...................................... 149,000 499
Banco do Brasil SA ..................................................... 482,890 2,240
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 180,800 332
BB Seguridade Participacoes SA ............................................ 156,700 1,007
Itau Unibanco Holding SA , ADR ............................................ 458,899 2,520
Pagseguro Digital Ltd. , Class A (a) ........................................... 180,599 1,329
9,003
Industrials (1.1%):
CCR SA ............................................................. 583,120 1,159
Embraer SA (a) ......................................................... 45,300 537
Embraer SA , ADR (a) .................................................... 25,109 1,196
Marcopolo SA , Preference Shares ........................................... 1,024,580 1,279
WEG SA ............................................................. 145,600 1,198
5,369
Materials (0.3%):
Vale SA , ADR ......................................................... 165,367 1,559
Real Estate (0.2%):
Multiplan Empreendimentos Imobiliarios SA ................................... 292,800 1,042
Utilities (0.4%):
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 87,500 1,412
Equatorial Energia SA ................................................... 73,900 377
Neoenergia SA ......................................................... 114,600 379
2,168
31,182
Chile (0.2%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 254,133 671
Real Estate (0.1%):
Cencosud Shopping SA .................................................. 185,306 345
1,016
China (24.4%):
Communication Services (5.7%):
Baidu, Inc. , Class SW (a) .................................................. 69,350 756
Kingnet Network Co. Ltd. , Class A .......................................... 381,900 800

Victory Portfolios III
Victory Emerging Markets Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
NetEase, Inc. .......................................................... 109,100 $ 2,172
NetEase, Inc. , ADR ..................................................... 24,019 2,395
Tencent Holdings Ltd. ................................................... 347,963 21,417
Tencent Music Entertainment Group , ADR ..................................... 83,370 1,016
28,556
Consumer Discretionary (7.2%):
361 Degrees International Ltd. ............................................. 825,000 432
Alibaba Group Holding Ltd. , Class W ........................................ 770,704 12,744
Alibaba Group Holding Ltd. , ADR .......................................... 23,551 3,121
BYD Co. Ltd. ......................................................... 68,500 3,283
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 76,700 593
Gree Electric Appliances, Inc. of Zhuhai , Class A ................................ 201,399 1,133
Hisense Home Appliances Group Co. Ltd. , Class H ............................... 337,000 1,142
JD.com, Inc. , Class SW .................................................. 151,200 3,162
JD.com, Inc. , ADR ...................................................... 45,676 1,914
Meituan , Class W (a) (b) ................................................... 207,100 4,324
Midea Group Co. Ltd. , Class A ............................................. 183,500 1,847
MINISO Group Holding Ltd. , ADR (c) ........................................ 30,465 634
MotoMotion China Corp. ................................................. 43,870 443
TravelSky Technology Ltd. , Class H ......................................... 357,000 496
Zhejiang Shuanghuan Driveline Co. Ltd. , Class A ................................ 180,000 924
36,192
Consumer Staples (1.0%):
Giant Biogene Holding Co. Ltd. (b) .......................................... 228,400 1,844
Hengan International Group Co. Ltd. ......................................... 420,500 1,181
Tsingtao Brewery Co. Ltd. , Class H .......................................... 180,000 1,204
Weilong Delicious Global Holdings Ltd. ...................................... 688,800 858
5,087
Energy (0.2%):
PetroChina Co. Ltd. , Class H .............................................. 1,248,000 934
Financials (5.2%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,208,000 1,912
Bairong, Inc. (a) (b) ...................................................... 302,500 385
China Construction Bank Corp. , Class H ...................................... 9,719,000 8,246
China Merchants Bank Co. Ltd. , Class H ...................................... 925,000 5,430
China Pacific Insurance Group Co. Ltd. , Class H ................................ 599,800 1,779
Chongqing Rural Commercial Bank Co. Ltd. , Class H ............................. 2,120,000 1,335
Huatai Securities Co. Ltd. , Class A .......................................... 772,100 1,860
Ping An Insurance Group Co. of China Ltd. .................................... 843,000 4,997
25,944
Health Care (0.9%):
China Shineway Pharmaceutical Group Ltd. .................................... 318,000 341
Gushengtang Holdings Ltd. ................................................ 188,110 840
Shanghai Conant Optical Co. Ltd. , Class H .................................... 172,500 615
Sinopharm Group Co. Ltd. , Class H .......................................... 923,999 2,328
WuXi XDC Cayman, Inc. (a) ............................................... 111,500 462
4,586
Industrials (1.1%):
ANE Cayman, Inc. (a) .................................................... 680,500 590
Anhui Expressway Co. Ltd. , Class H ......................................... 576,000 774
China Communications Services Corp. Ltd. , Class H .............................. 744,000 457
CIMC Enric Holdings Ltd. ................................................ 604,000 533
Henan Pinggao Electric Co. Ltd. , Class A ...................................... 357,800 769
Range Intelligent Computing Technology Group Co. Ltd. .......................... 55,700 478
Yutong Bus Co. Ltd. , Class A .............................................. 108,800 394
ZTO Express Cayman, Inc. , ADR ........................................... 78,083 1,514
5,509
Information Technology (1.6%):
Foxconn Industrial Internet Co. Ltd. , Class A ................................... 444,600 1,323
Lenovo Group Ltd. ...................................................... 1,140,000 1,709

Victory Portfolios III
Victory Emerging Markets Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Luxshare Precision Industry Co. Ltd. , Class A ................................... 147,100 $ 879
Xiaomi Corp. , Class W (a) (b) ............................................... 608,400 4,073
7,984
Materials (1.0%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 635,000 1,736
China Hongqiao Group Ltd. ............................................... 613,500 986
Shanjin International Gold Co. Ltd. , Class A .................................... 627,100 1,408
Tianshan Aluminum Group Co. Ltd. , Class A ................................... 797,300 928
5,058
Real Estate (0.5%):
Ever Sunshine Services Group Ltd. .......................................... 2,592,000 694
Greentown China Holdings Ltd. ............................................ 1,190,000 1,766
2,460
122,310
Greece (0.6%):
Consumer Discretionary (0.5%):
JUMBO SA ........................................................... 12,363 342
OPAP SA ............................................................. 112,833 2,005
2,347
Financials (0.1%):
National Bank of Greece SA ............................................... 68,091 632
2,979
Hong Kong (1.4%):
Communication Services (0.1%):
NetEase Cloud Music, Inc. (a) (b) ............................................ 35,500 740
Consumer Discretionary (0.2%):
Bosideng International Holdings Ltd. ......................................... 1,830,000 892
Consumer Staples (0.1%):
Want Want China Holdings Ltd. ............................................ 1,060,000 640
Health Care (0.2%):
The United Laboratories International Holdings Ltd. .............................. 484,000 820
Industrials (0.5%):
Techtronic Industries Co. Ltd. .............................................. 186,500 2,610
Real Estate (0.1%):
China Jinmao Holdings Group Ltd. (a) ........................................ 1,848,000 264
Utilities (0.2%):
China Water Affairs Group Ltd. ............................................. 566,000 437
Kunlun Energy Co. Ltd. .................................................. 718,000 718
1,155
7,121
Hungary (1.4%):
Communication Services (0.6%):
Magyar Telekom Telecommunications PLC .................................... 689,984 2,833
Financials (0.6%):
OTP Bank Nyrt ........................................................ 48,423 2,980
Health Care (0.2%):
Richter Gedeon Nyrt .................................................... 35,288 986
6,799
India (13.4%):
Communication Services (0.6%):
DB Corp. Ltd. (a) ....................................................... 93,377 218
Indus Towers Ltd. (a) .................................................... 660,889 2,457
Just Dial Ltd. (a) ........................................................ 33,595 324
2,999

Victory Portfolios III
Victory Emerging Markets Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Discretionary (1.2%):
ASK Automotive Ltd. .................................................... 147,191 $ 615
Cartrade Tech Ltd. (a) .................................................... 34,823 611
Ceat Ltd. (a) ........................................................... 20,547 596
CIE Automotive India Ltd. (a) .............................................. 90,831 392
Crompton Greaves Consumer Electricals Ltd. ................................... 196,950 725
Hero MotoCorp Ltd. ..................................................... 18,178 768
Mahindra & Mahindra Ltd. (a) .............................................. 78,004 2,315
6,022
Energy (0.5%):
Aegis Logistics Ltd. ..................................................... 55,090 481
Mangalore Refinery & Petrochemicals Ltd. (a) .................................. 208,137 253
Reliance Industries Ltd. .................................................. 131,301 1,809
2,543
Financials (3.9%):
Angel One Ltd. ........................................................ 13,425 335
Axis Bank Ltd. ........................................................ 104,417 1,219
Home First Finance Co. India Ltd. (b) ......................................... 67,057 784
ICICI Bank Ltd. , ADR ................................................... 402,611 11,225
Jio Financial Services Ltd. (a) .............................................. 93,089 222
LIC Housing Finance Ltd. ................................................. 198,302 1,134
Manappuram Finance Ltd. ................................................ 435,573 1,006
Nippon Life India Asset Management Ltd. (b) ................................... 110,361 651
Nuvama Wealth Management Ltd. (a) ......................................... 6,100 378
Shriram Finance Ltd. .................................................... 175,830 1,247
The Karur Vysya Bank Ltd. ................................................ 616,547 1,424
19,625
Health Care (1.4%):
Alivus Life Sciences Ltd. (a) ............................................... 32,106 326
Dr Reddy's Laboratories Ltd. (a) ............................................. 165,349 2,115
JB Chemicals & Pharmaceuticals Ltd. ........................................ 25,907 488
Narayana Hrudayalaya Ltd. ................................................ 53,476 886
Onesource Specialty Pharma Ltd. (a) ......................................... 18,254 258
Strides Pharma Science Ltd. ............................................... 49,344 350
Sun Pharmaceutical Industries Ltd. .......................................... 140,651 2,565
6,988
Industrials (1.2%):
BLS International Services Ltd. ............................................. 151,127 590
CMS Info Systems Ltd. .................................................. 121,232 637
Elecon Engineering Co. Ltd. ............................................... 85,923 408
Electrosteel Castings Ltd. (a) ............................................... 316,549 339
Firstsource Solutions Ltd. ................................................. 111,894 445
HG Infra Engineering Ltd. (a) .............................................. 47,571 528
J Kumar Infraprojects Ltd. (a) .............................................. 102,188 790
Sagility India Ltd. (a) .................................................... 1,246,103 618
Transformers & Rectifiers India Ltd. ......................................... 241,790 1,075
Transport Corp. of India Ltd. ............................................... 35,251 365
Voltamp Transformers Ltd. (a) .............................................. 5,151 372
6,167
Information Technology (1.4%):
Infosys Ltd. , ADR (c) .................................................... 246,024 4,945
KPIT Technologies Ltd. .................................................. 86,040 1,184
Mastek Ltd. ........................................................... 15,146 387
Zensar Technologies Ltd. ................................................. 56,650 482
6,998
Materials (2.4%):
Castrol India Ltd. ....................................................... 315,029 771
Dhanuka Agritech Ltd. (a) ................................................. 46,726 681
Hindalco Industries Ltd. (a) ................................................ 174,541 1,275
Maharashtra Seamless Ltd. ................................................ 87,813 619

Victory Portfolios III
Victory Emerging Markets Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
National Aluminium Co. Ltd. .............................................. 354,049 $ 726
PCBL CHEMICAL Ltd. .................................................. 156,034 644
Ratnamani Metals & Tubes Ltd. ............................................ 15,194 428
Shree Digvijay Cement Co. Ltd. ............................................ 474,893 379
UltraTech Cement Ltd. ................................................... 22,140 2,573
UPL Ltd. (a) ........................................................... 232,278 1,686
Vedanta Ltd. .......................................................... 255,007 1,160
Welspun Corp. Ltd. ..................................................... 141,026 1,195
12,137
Real Estate (0.2%):
Oberoi Realty Ltd. ...................................................... 23,483 401
Sunteck Realty Ltd. (a) ................................................... 91,874 385
786
Utilities (0.6%):
Mahanagar Gas Ltd. ..................................................... 35,612 506
Power Grid Corp. of India Ltd. ............................................. 587,199 1,691
VA Tech Wabag Ltd. (a) ................................................... 32,944 494
2,691
66,956
Indonesia (2.7%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk , ADR ...................................... 119,599 1,736
Consumer Discretionary (0.1%):
PT Aspirasi Hidup Indonesia Tbk ........................................... 10,511,300 409
Consumer Staples (0.1%):
PT Sumber Alfaria Trijaya Tbk ............................................. 4,044,400 537
Energy (0.2%):
PT AKR Corporindo Tbk ................................................. 3,243,000 243
PT United Tractors Tbk .................................................. 567,900 767
1,010
Financials (1.6%):
PT Bank Mandiri Persero Tbk .............................................. 13,204,780 3,698
PT Bank Rakyat Indonesia Persero Tbk ....................................... 20,672,246 4,239
7,937
Materials (0.2%):
Aneka Tambang Tbk .................................................... 4,586,000 440
PT Adaro Minerals Indonesia Tbk (a) ......................................... 7,167,800 336
776
Real Estate (0.1%):
PT Ciputra Development Tbk .............................................. 9,185,700 441
Utilities (0.1%):
PT Perusahaan Gas Negara Tbk ............................................. 4,316,400 393
13,239
Ireland (0.4%):
Consumer Discretionary (0.4%):
PDD Holdings, Inc. , ADR (a) ............................................... 17,628 2,004
Luxembourg (0.3%):
Materials (0.3%):
Ternium SA , ADR ...................................................... 43,632 1,261
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd. (a) ..................................................... 501,200 1,149
Malaysia (0.6%):
Consumer Staples (0.1%):
Carlsberg Brewery Malaysia Bhd ........................................... 77,800 326

Victory Portfolios III
Victory Emerging Markets Fund
7
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.1%):
KPJ Healthcare Bhd ..................................................... 1,150,000 $ 612
Industrials (0.1%):
My EG Services Bhd .................................................... 2,736,000 539
Materials (0.1%):
Malayan Cement Bhd .................................................... 619,100 689
Real Estate (0.1%):
Eco World Development Group Bhd ......................................... 1,190,600 534
Utilities (0.1%):
Mega First Corp. Bhd .................................................... 477,200 445
3,145
Mexico (3.4%):
Communication Services (0.4%):
America Movil SAB de CV , ADR ........................................... 124,861 1,777
Consumer Staples (0.3%):
Grupo Comercial Chedraui SA de CV (c) ...................................... 33,570 192
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 904,200 1,353
1,545
Energy (0.1%):
Vista Energy SAB de CV , ADR (a) ........................................... 11,431 581
Financials (1.4%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 892,403 6,290
Regional SAB de CV .................................................... 138,457 894
7,184
Health Care (0.1%):
Genomma Lab Internacional SAB de CV , Class B ................................ 419,659 528
Materials (0.8%):
Cemex SAB de CV , ADR ................................................. 326,488 2,024
GCC SAB de CV ....................................................... 84,427 826
Grupo Mexico SAB de CV , Class B .......................................... 237,081 1,115
3,965
Real Estate (0.3%):
Corp Inmobiliaria Vesta SAB de CV (c) ....................................... 452,738 1,060
FIBRA Macquarie Mexico (b) .............................................. 262,514 403
1,463
17,043
Netherlands (0.4%):
Real Estate (0.4%):
NEPI Rockcastle NV .................................................... 273,089 1,972
Panama (0.3%):
Industrials (0.3%):
Copa Holdings SA , Class A ................................................ 16,770 1,558
Philippines (0.1%):
Financials (0.1%):
Security Bank Corp. ..................................................... 311,570 377
Poland (1.0%):
Consumer Discretionary (0.2%):
LPP SA .............................................................. 286 1,293
Financials (0.8%):
KRUK SA ............................................................ 5,210 528
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 197,726 3,384
3,912
5,205

Victory Portfolios III
Victory Emerging Markets Fund
8
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Russian Federation (0.0%):
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (a) (d) (e) ...................................... 253,826 $ —
Energy (0.0%):
Gazprom PJSC (a) (d) (e) .................................................. 1,087,480 —
Rosneft Oil Co. PJSC , GDR (a) (d) (e) ......................................... 457,159 —
—
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (a) (d) (e) ................................. 196,760 —
Sberbank of Russia PJSC (a) (d) (e) ........................................... 687,954 —
Sberbank of Russia PJSC , ADR (a) (d) (e) ...................................... 329,652 —
—
—
Saudi Arabia (2.4%):
Communication Services (0.6%):
Saudi Telecom Co. ...................................................... 258,802 3,124
Consumer Discretionary (0.3%):
United Electronics Co. ................................................... 63,262 1,648
Financials (1.2%):
Alinma Bank .......................................................... 414,768 3,352
Saudi Awwal Bank ...................................................... 274,905 2,607
5,959
Industrials (0.3%):
Riyadh Cables Group Co. ................................................. 36,291 1,390
12,121
Singapore (0.4%):
Consumer Discretionary (0.4%):
Trip.com Group Ltd. , ADR (a) .............................................. 35,169 1,993
South Africa (2.7%):
Consumer Discretionary (0.4%):
Foschini Group Ltd. ..................................................... 268,102 1,949
Consumer Staples (0.1%):
AVI Ltd. ............................................................. 77,541 387
Financials (1.4%):
Capitec Bank Holdings Ltd. ............................................... 8,358 1,374
Nedbank Group Ltd. ..................................................... 198,163 2,968
Santam Ltd. ........................................................... 22,042 480
Standard Bank Group Ltd. ................................................ 200,279 2,325
7,147
Health Care (0.3%):
Life Healthcare Group Holdings Ltd. ......................................... 1,030,391 814
Netcare Ltd. ........................................................... 940,718 680
1,494
Industrials (0.3%):
Bidvest Group Ltd. ...................................................... 110,244 1,442
Materials (0.2%):
Pan African Resources PLC ............................................... 2,126,371 930
13,349
South Korea (11.2%):
Communication Services (0.5%):
Krafton, Inc. (a) ........................................................ 4,621 1,088
SK Telecom Co. Ltd. .................................................... 23,797 910
SOOP Co. Ltd. ......................................................... 10,090 689
2,687

Victory Portfolios III
Victory Emerging Markets Fund
9
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Discretionary (0.3%):
Hyundai Mobis Co. Ltd. .................................................. 8,620 $ 1,451
Consumer Staples (0.1%):
Kolmar Korea Co. Ltd. (a) ................................................. 7,715 326
Financials (1.9%):
DB Insurance Co. Ltd. ................................................... 12,640 792
JB Financial Group Co. Ltd. ............................................... 79,513 938
KB Financial Group, Inc. ................................................. 35,070 1,882
KIWOOM Securities Co. Ltd. .............................................. 28,461 2,230
Samsung Securities Co. Ltd. ............................................... 51,283 1,605
Shinhan Financial Group Co. Ltd. ........................................... 67,870 2,147
9,594
Health Care (0.8%):
Classys, Inc. .......................................................... 32,221 1,396
Hugel, Inc. (a) ......................................................... 1,826 397
PharmaResearch Co. Ltd. ................................................. 7,370 1,471
T&L Co. Ltd. .......................................................... 13,726 713
3,977
Industrials (1.9%):
GS Holdings Corp. ...................................................... 19,213 474
Hanwha Aerospace Co. Ltd. ............................................... 3,606 1,472
Hanwha Vision Co. Ltd. (a) ................................................ 3,420 113
HD Hyundai Electric Co. Ltd. .............................................. 6,609 1,495
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 8,343 1,220
Hyosung Heavy Industries Corp. ............................................ 2,224 668
Hyundai Glovis Co. Ltd. .................................................. 4,690 419
Hyundai Rotem Co. Ltd. (a) ................................................ 35,518 1,905
Samsung C&T Corp. .................................................... 17,720 1,477
Samsung E&A Co. Ltd. .................................................. 27,218 306
9,549
Information Technology (5.3%):
Douzone Bizon Co. Ltd. .................................................. 11,489 557
Innox Advanced Materials Co. Ltd. .......................................... 35,711 698
Isu Petasys Co. Ltd. (a) ................................................... 13,122 346
LEENO Industrial, Inc. ................................................... 2,501 360
PSK, Inc. ............................................................. 15,846 204
Samsung Electronics Co. Ltd. .............................................. 316,248 11,836
SK Hynix, Inc. ......................................................... 93,847 12,456
26,457
Materials (0.4%):
Hyosung TNC Corp. ..................................................... 1,989 308
LOTTE Fine Chemical Co. Ltd. (a) .......................................... 10,898 302
OCI Holdings Co. Ltd. ................................................... 3,702 203
Poongsan Corp. ........................................................ 17,714 668
Wonik Materials Co. Ltd. ................................................. 24,385 349
1,830
55,871
Taiwan (18.6%):
Communication Services (0.2%):
International Games System Co. Ltd. ......................................... 30,000 885
Consumer Discretionary (0.6%):
Johnson Health Tech Co. Ltd. .............................................. 107,000 582
Lion Travel Service Co. Ltd. ............................................... 93,000 383
Taiwan Paiho Ltd. ...................................................... 153,000 338
Tong Yang Industry Co. Ltd. ............................................... 489,000 1,715
3,018
Health Care (0.3%):
Bora Pharmaceuticals Co. Ltd. ............................................. 63,000 1,711

Victory Portfolios III
Victory Emerging Markets Fund
10
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (1.0%):
Airtac International Group ................................................ 76,344 $ 2,214
Bizlink Holding, Inc. .................................................... 51,000 902
China Airlines Ltd. ...................................................... 458,000 328
Fortune Electric Co. Ltd. ................................................. 49,800 942
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 222,000 626
5,012
Information Technology (16.1%):
ASE Technology Holding Co. Ltd. , ADR ...................................... 310,935 3,150
ASE Technology Holding Co. Ltd. ........................................... 549,000 2,775
ASPEED Technology, Inc. ................................................ 5,000 532
AURAS Technology Co. Ltd. .............................................. 19,000 385
Chenbro Micom Co. Ltd. ................................................. 50,000 438
Chicony Electronics Co. Ltd. .............................................. 80,000 391
Chroma ATE, Inc. ...................................................... 132,000 1,333
Compeq Manufacturing Co. Ltd. ............................................ 499,000 1,022
Elite Material Co. Ltd. ................................................... 144,000 2,731
Genius Electronic Optical Co. Ltd. .......................................... 35,000 502
Getac Holdings Corp. .................................................... 235,000 866
Gold Circuit Electronics Ltd. ............................................... 209,100 1,386
King Yuan Electronics Co. Ltd. ............................................. 574,000 1,831
Lotes Co. Ltd. ......................................................... 36,000 1,776
MediaTek, Inc. ......................................................... 170,000 7,606
MPI Corp. ............................................................ 19,000 443
Novatek Microelectronics Corp. ............................................ 92,000 1,506
Phison Electronics Corp. .................................................. 29,000 484
Quanta Computer, Inc. ................................................... 309,000 2,291
Radiant Opto-Electronics Corp. ............................................. 115,000 690
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,491,000 45,487
Tripod Technology Corp. ................................................. 64,000 401
Wiwynn Corp. ......................................................... 16,000 935
Yageo Corp. ........................................................... 104,704 1,774
80,735
Materials (0.4%):
Shiny Chemical Industrial Co. Ltd. .......................................... 72,000 340
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 123,000 625
Tung Ho Steel Enterprise Corp. ............................................. 372,000 833
1,798
93,159
Thailand (1.2%):
Consumer Discretionary (0.0%):(f)
Com7 PCL, NVDR ..................................................... 454,000 292
Consumer Staples (0.4%):
CP ALL PCL, NVDR .................................................... 1,370,400 2,167
Ichitan Group PCL, NVDR ................................................ 222,700 82
2,249
Energy (0.5%):
PTT Exploration & Production PCL , Class F ................................... 276,500 870
PTT Exploration & Production PCL, NVDR ................................... 478,100 1,528
2,398
Health Care (0.1%):
Mega Lifesciences PCL, NVDR ............................................ 319,400 305
Real Estate (0.1%):
Sansiri PCL, NVDR ..................................................... 6,844,600 335
Utilities (0.1%):
Gunkul Engineering PCL, NVDR ........................................... 7,668,100 382
5,961

Victory Portfolios III
Victory Emerging Markets Fund
11
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Turkey (0.9%):
Consumer Staples (0.4%):
BIM Birlesik Magazalar A/S ............................................... 147,078 $ 2,044
Financials (0.1%):
Turkiye Sigorta A/S ..................................................... 1,551,515 693
Industrials (0.4%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 373,434 958
Pegasus Hava Tasimaciligi A/S (a) ........................................... 132,163 868
1,826
4,563
United Arab Emirates (0.6%):
Industrials (0.2%):
Air Arabia PJSC (a) ...................................................... 917,369 873
Real Estate (0.4%):
Emaar Development PJSC ................................................ 96,829 341
Emaar Properties PJSC ................................................... 426,457 1,575
1,916
2,789
United Kingdom (0.6%):
Consumer Staples (0.4%):
Unilever PLC ......................................................... 36,375 2,059
Health Care (0.2%):
Hikma Pharmaceuticals PLC ............................................... 40,444 1,103
3,162
United States (0.7%):
Consumer Discretionary (0.4%):
SharkNinja, Inc. (a) ...................................................... 16,104 1,692
Energy (0.3%):
Schlumberger NV ...................................................... 37,591 1,566
3,258
Uruguay (0.7%):
Consumer Discretionary (0.7%):
MercadoLibre, Inc. (a) .................................................... 1,751 3,715
Total Common Stocks (Cost $405,317) 486,273
Rights (0.0%)(f)
South Korea (0.0%):(f)
Information Technology (0.0%):(f)
Isu Petasys Co., Ltd. , expiring   4/11/25 (a) ..................................... 2,045 6
Total Rights (Cost $–) 6
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI Emerging Markets Small-Cap ETF ................................ 8,177 455
Total Exchange-Traded Funds (Cost $470) 455
Collateral for Securities Loaned (1.4%)^
United States (1.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .28% (g) ........ 1,806,347 1,806
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .28% (g) ............ 1,806,347 1,807
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (g) ............... 1,806,347 1,806
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .29% (g) . 1,806,347 1,806
Total Collateral for Securities Loaned (Cost $7,225) 7,225
Total Investments (Cost $413,012) — 98.7% 493,959
Other assets in excess of liabilities — 1.3% 6,457
NET ASSETS - 100.00% $ 500,416
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.

Victory Portfolios III
Victory Emerging Markets Fund
12
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 4,261
Mobile TeleSystems PJSC , ADR .................................
4/4/2016
2,117
Moscow Exchange MICEX-RTS PJSC ............................
5/4/2020
331
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
2,920
Sberbank of Russia PJSC ......................................
3/2/2015
800
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
4,362
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2025, the fair value of these securities was
$13,204 (thousands) and amounted to 2.6% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of February 28, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 28, 2025 (amounts in thousands):
(f) Amount represents less than 0.05% of net assets.
(g) Rate disclosed is the daily yield on February 28, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
February 28, 2025
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Emerging
Markets Fund
Assets:
Investments, at value (Cost $413,012) $ 493,959(a)
Foreign currency, at value (Cost $212) 180
Cash 12,211
Receivables:
Dividends, interest, and securities lending income 1,388
Capital shares issued 19
Investments sold 2,354
From Adviser 65
Reclaims 71
Prepaid expenses 19
Total Assets 510,266
Liabilities:
Payables:
Collateral received on loaned securities 7,225
Investments purchased 1,710
Capital shares redeemed 185
Accrued foreign capital gains taxes 45
Accrued expenses and other payables:
Investment advisory fees 395
Administration fees 49
Custodian fees 83
Transfer agent fees 68
Compliance fees —(b)
Trustees' fees 1
12b-1 fees —(b)
Other accrued expenses 89
Total Liabilities 9,850
Commitments and contingencies (Note 5 )
Net Assets:
Capital 427,574
Total accumulated earnings (loss) 72,842
Net Assets $ 500,416
Net Assets:
Fund Shares $ 233,793
Institutional Shares 266,623
Total $ 500,416
Shares (unlimited number of shares authorized with no par value):
Fund Shares 11,362
Institutional Shares 12,994
Total 24,356
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 20.58
Institutional Shares 20.52
(a) Includes $6,904 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
14
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Emerging
Markets Fund
Investment Income:
Dividends $ 19,223
Interest 385
Securities lending (net of fees) 34
Foreign tax withholding (1,995)
Total Income 17,647
Expenses:
Investment advisory fees 5,506
Administration fees — Fund Shares 371
Administration fees — Institutional Shares 280
Sub-Administration fees 68
Custodian fees 455
Transfer agent fees — Fund Shares 535
Transfer agent fees — Institutional Shares 294
Trustees' fees 46
Compliance fees 5
Legal and audit fees 89
State registration and filing fees 43
Interfund lending fees 2
Line of credit fees 5
Other expenses 103
Total Expenses 7,802
Expenses waived/reimbursed by Adviser (294)
Net Expenses 7,508
Net Investment Income (Loss) 10,139
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 46,957
Foreign taxes on realized gains (2,003)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (29,194)
Net change in accrued foreign taxes on unrealized gains 3,689
Net realized/unrealized gains (losses) on investments 19,449
Change in net assets resulting from operations $ 29,588

15
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Emerging Markets Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 10,139 $ 10,519
Net realized gains (losses) 44,954 2,188
Net change in unrealized appreciation/depreciation (25,505) 68,186
Change in net assets resulting from operations 29,588 80,893
Distributions to Shareholders:
Fund Shares (7,247) (4,426)
Institutional Shares (9,008) (8,059)
Change in net assets resulting from distributions to shareholders (16,255) (12,485)
Change in net assets resulting from capital transactions (32,887) (158,736)
Change in net assets (19,554) (90,328)
Net Assets:
Beginning of period 519,970 610,298
End of period $ 500,416 $ 519,970

16
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Emerging Markets Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 12,672 $ 12,813
Distributions reinvested 7,144 4,363
Cost of shares redeemed (37,393) (35,682)
Total Fund Shares $ (17,577) $ (18,506)
Institutional Shares
Proceeds from shares issued $ 21,094 $ 28,082
Distributions reinvested 9,000 8,053
Cost of shares redeemed (45,404) (176,365)
Total Institutional Shares $ (15,310) $ (140,230)
Change in net assets resulting from capital transactions $ (32,887) $ (158,736)
Share Transactions:
Fund Shares
Issued 601 676
Reinvested 356 226
Redeemed (1,773) (1,882)
Total Fund Shares (816) (980)
Institutional Shares
Issued 1,013 1,472
Reinvested 450 418
Redeemed (2,139) (9,368)
Total Institutional Shares (676) (7,478)
Change in Shares (1,492) (8,458)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
17
See notes to financial statements.
Victory Emerging Markets Fund
Fund Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $20.15 $17.82 $20.00 $24.66 $16.16 $17.14
Investment Activities:
Net investment income (loss)(b) 0.39 0.30 0.34 0.30 0.16 0.25
Net realized and unrealized gains (losses) 0.68 2.39 (2.22) (4.81) 8.57 (1.17)
Total from Investment Activities 1.07 2.69 (1.88) (4.51) 8.73 (0.92)
Distributions to Shareholders from:
Net investment income (0.64) (0.36) (0.30) (0.15) (0.23) (0.06)
Total Distributions (0.64) (0.36) (0.30) (0.15) (0.23) (0.06)
Net Asset Value, End of Period $20.58 $20.15 $17.82 $20.00 $24.66 $16.16
Total Return(c)(d) 5.40% 15.18% (9.36)% (18.33)% 54.25% (5.41)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.52% 1.52% 1.48% 1.47% 1.45% 1.48%
Net Investment Income (Loss)(e) 1.83% 1.57% 2.53% 1.35% 0.77% 1.44%
Gross Expenses(e)(h) 1.56% 1.59% 1.57% 1.47% 1.47% 1.54%
Supplemental Data:
Net Assets at end of period (000's) $233,793 $245,320 $234,472 $276,456 $372,624 $281,937
Portfolio Turnover(c)(i) 74% 62% 45% 54% 73%(j) 124%(k)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year transition.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Emerging Markets Fund
Institutional Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $20.09 $17.77 $19.97 $24.62 $16.14 $17.10
Investment Activities:
Net investment income (loss)(b) 0.42 0.34 0.35 0.35 0.20 0.29
Net realized and unrealized gains (losses) 0.69 2.38 (2.21) (4.80) 8.55 (1.17)
Total from Investment Activities 1.11 2.72 (1.86) (4.45) 8.75 (0.88)
Distributions to Shareholders from:
Net investment income (0.68) (0.40) (0.34) (0.20) (0.27) (0.08)
Total Distributions (0.68) (0.40) (0.34) (0.20) (0.27) (0.08)
Net Asset Value, End of Period $20.52 $20.09 $17.77 $19.97 $24.62 $16.14
Total Return(c)(d) 5.61% 15.38% (9.26)% (18.15)% 54.46% (5.17)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.34% 1.32% 1.30% 1.28% 1.26% 1.29%
Net Investment Income (Loss)(e) 2.01% 1.82% 2.60% 1.59% 0.96% 1.67%
Gross Expenses(e)(h) 1.40% 1.38% 1.37% 1.31% 1.29% 1.33%
Supplemental Data:
Net Assets at end of period (000's) $266,623 $274,650 $375,826 $398,909 $400,408 $327,156
Portfolio Turnover(c)(i) 74% 62% 45% 54% 73%(j) 124%(k)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year transition.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
19
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Emerging Markets Fund Emerging Markets Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
20
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on
Level 1 Level 2 Level 3 Total
Emerging Markets Fund
Common Stocks ............................................... $ 93,923 $ 392,350 $ —(a) $ 486,273
Rights ...................................................... — 6 — 6
Exchange-Traded Funds ......................................... 455 — — 455
Collateral for Securities Loaned ................................... 7,225 — — 7,225
Total ....................................................... $ 101,603 $ 392,356 $ —(a) $ 493,959
(a) Zero market value securities.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
21
such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 28, 2025:
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Emerging Markets Fund ............................................ $ 6,904 $ — $ 7,225

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
22
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 28, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
* Rounds to less than 0.05%.
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Emerging Markets Fund Index. The Lipper Emerging Markets Fund Index tracks the total return performance of the largest funds within the Lipper Emerging Markets Fund category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Fund Index over that period, even if the class has overall negative returns during the performance period.
Excluding U.S. Government
Securities
Purchases Sales
Emerging Markets Fund ..................................................................... $ 378,208 $ 421,872
Ownership %
Victory Cornerstone Conservative Fund 0.0*
Victory Cornerstone Equity Fund 1.1
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
23
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into an Investment Subadvisory Agreement with Lazard Asset Management LLC (“Lazard”), under which Lazard directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund's average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the year ended February 28,
2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 28, 2025, the expense limits (excluding voluntary waivers) were:
Emerging Markets Fund Fund Shares
Institutional
Shares
in thousands $ 96 $ 133
as annual % rate 0.04% 0.05%
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 28, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
* Rounds to less than 0.05%.
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Emerging Markets Fund Index. The Lipper Emerging Markets Fund Index tracks the total return performance of the largest funds within the Lipper Emerging Markets Fund category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Fund Index over that period, even if the class has overall negative returns during the performance period.
Excluding U.S. Government
Securities
Purchases Sales
Emerging Markets Fund ..................................................................... $ 378,208 $ 421,872
Ownership %
Victory Cornerstone Conservative Fund 0.0*
Victory Cornerstone Equity Fund 1.1
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
24
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk —  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
Emerging Markets Risk — The risks related to investing in foreign securities generally are greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller-market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions, and the nationalization of foreign deposits or assets.
In effect until June 30, 2025
Fund Shares
Institutional
Shares
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.48% 1.29%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Emerging Markets Fund .................................... $ 20 $ 346 $ 379 $ 294 $ 1,039

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
25
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for the Fund during the year ended February 28, 2025, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 28, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2025.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Amount
Outstanding at
February 28, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Fund .................................... $ — $ 2,343 6.18% $ 5,300
Borrower or
Lender
Amount
Outstanding at
February 28, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Fund ........................... Borrower $ — $ 1,321 5.75% $ 3,353

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
26
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
During the tax year ended February 28, 2025, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of February 28, 2025, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Year Ended February 28, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Emerging Markets Fund ................................................................... $ 16,255 $ 16,255
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Emerging Markets Fund ................................................................... $ 12,485 $ 12,485
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Emerging Markets Fund .................. $ 7,294 $ 7,294 $ (96) $ (5,811) $ 71,455 $ 72,842
Amount
Emerging Markets Fund ................................................................................ $ (41,209)
Short-Term
Amount
Long-Term
Amount Total
Emerging Markets Fund ................................................. $ (5,811) $ — $ (5,811)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets Fund ............................... $ 422,504 $ 119,797 $ (48,342) $ 71,455

27
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Emerging Markets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Emerging Markets Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28,
2023 and each of the three years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
28
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on February 28, 2025, were $0.85 and $0.16, respectively.

Victory Portfolios III
29
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Emerging Markets Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) and the Subadvisory Agreement between the Adviser and Lazard Asset
Management LLC (the “Subadviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement and Subadvisory Agreement were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory
Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s and the Subadviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent
Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.
The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the
Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.
The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser and
Subadviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board took into account that the Adviser’s investment management services also include the regular and ongoing oversight of the Subadviser and the sub-advised portion of the Fund. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
30
personnel, as well as current staffing levels. The Board considered the Adviser’s process for monitoring the performance of the Subadviser and the Adviser’s timeliness in responding to performance issues. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered. The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Adviser. The Board also considered and discussed information about the
Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended June 30,
2024, and was below the average of its performance universe and its Lipper index for the ten-year period ended June 30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser pays the Fund’s subadvisory fees and also noted that the Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The
Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service.
In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The
Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board considered the fact that the Adviser also pays the Fund’s subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
31
capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.
SUBADVISORY AGREEMENT
In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser’s compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board’s analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory
Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by
Independent Counsel.
Nature, Extent, and Quality of Services Provided; Investment Personnel – The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser’s level of staffing. The
Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the
Subadviser’s brokerage practices. The Board also considered the Subadviser’s regulatory and compliance history. The Board also took into account the Subadviser’s risk management processes. The Board noted that the Adviser’s monitoring processes of the Subadviser include: (i)
regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.
Subadviser Compensation – The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Advise r to negotiate the Subadvisory
Agreement and the fees thereunder at arm’s length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory
Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in considering the Subadvisory Agreement.
Subadvisory Fees and Fund Performance – The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the
Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund’s performance during the one-, three-, five-, and ten-year periods ended June 30, 2024, as compared to the Fund’s peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund’s performance results. The Board also considered the performance of the Subadviser. The Board noted
the Adviser’s experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The
Board was mindful of the Adviser’s focus on the Subadviser’s performance. The Board also noted the Subadviser’s performance record for similar accounts, as applicable.
Conclusions – The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program;
(iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; and (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
25558-0425

February 28, 2025
Annual: Full Financials
Victory Global Equity Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements (Form N-CSR Item 7) 12
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 19
Supplemental Information (Unaudited)
Additional Information
20
Advisory Contract Approval (Form N-CSR Item 11)
21

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Global Equity Income Fund
2
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.7%)
Australia (1.8%):
Consumer Staples (0.3%):
Coles Group Ltd. (a) ..................................................... 17,422 $ 216
Financials (0.4%):
QBE Insurance Group Ltd. (a) .............................................. 16,950 228
Industrials (0.5%):
Computershare Ltd. ..................................................... 12,650 324
Utilities (0.6%):
Origin Energy Ltd. ...................................................... 53,155 362
1,130
Austria (1.1%):
Financials (1.1%):
Erste Group Bank AG .................................................... 10,051 675
Bermuda (0.4%):
Financials (0.4%):
Everest Group Ltd. ...................................................... 622 220
Canada (5.3%):
Consumer Discretionary (0.7%):
Gildan Activewear, Inc. .................................................. 8,247 445
Energy (2.2%):
Canadian Natural Resources Ltd. ............................................ 15,598 440
Cenovus Energy, Inc. .................................................... 17,761 246
Suncor Energy, Inc. ..................................................... 19,168 734
1,420
Financials (2.4%):
Bank of Montreal ....................................................... 5,004 515
Canadian Imperial Bank of Commerce ........................................ 12,484 757
Sun Life Financial, Inc. .................................................. 4,577 254
1,526
3,391
China (0.6%):
Industrials (0.6%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 224,800 397
France (3.1%):
Health Care (0.3%):
Sanofi SA ............................................................ 1,923 210
Industrials (1.7%):
Bureau Veritas SA ...................................................... 3,635 109
Cie de Saint-Gobain SA .................................................. 9,682 969
1,078
Utilities (1.1%):
Engie SA ............................................................. 39,558 708
1,996
Germany (3.9%):
Communication Services (1.0%):
Deutsche Telekom AG ................................................... 17,317 625
Financials (1.2%):
Allianz SE , Registered Shares .............................................. 2,338 800
Industrials (0.5%):
Deutsche Post AG ...................................................... 8,668 339
Materials (1.2%):
Heidelberg Materials AG ................................................. 4,955 745
2,509

Victory Portfolios III
Victory Global Equity Income Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Hong Kong (0.9%):
Consumer Staples (0.9%):
WH Group Ltd. (b) ...................................................... 688,500 $ 562
Ireland (1.0%):
Information Technology (1.0%):
TE Connectivity PLC .................................................... 4,113 633
Italy (0.8%):
Utilities (0.8%):
Enel SpA ............................................................. 72,556 531
Japan (5.5%):
Consumer Discretionary (0.7%):
Isuzu Motors Ltd. ....................................................... 30,900 409
Financials (1.7%):
Sompo Holdings, Inc. .................................................... 16,900 503
Tokio Marine Holdings, Inc. ............................................... 16,600 591
1,094
Materials (1.4%):
Nitto Denko Corp. ...................................................... 32,200 635
Shin-Etsu Chemical Co. Ltd. ............................................... 8,300 250
885
Utilities (1.7%):
The Kansai Electric Power Co., Inc. .......................................... 41,900 485
Tokyo Gas Co. Ltd. ..................................................... 18,800 593
1,078
3,466
Netherlands (1.9%):
Communication Services (1.1%):
Koninklijke KPN NV .................................................... 193,945 741
Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV ............................................ 13,993 493
1,234
Portugal (0.7%):
Energy (0.7%):
Galp Energia SGPS SA ................................................... 28,116 464
Singapore (0.9%):
Financials (0.9%):
DBS Group Holdings Ltd. ................................................. 7,200 246
Oversea-Chinese Banking Corp. Ltd. ......................................... 24,100 308
554
Spain (3.2%):
Financials (2.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 64,839 859
Banco Santander SA ..................................................... 85,341 548
1,407
Utilities (1.0%):
Iberdrola SA .......................................................... 45,014 650
2,057
Switzerland (5.7%):
Consumer Staples (1.1%):
Coca-Cola HBC AG ..................................................... 16,471 698
Health Care (2.5%):
Novartis AG , Registered Shares ............................................. 7,689 837
Roche Holding AG ...................................................... 2,325 775
1,612
Information Technology (0.9%):
Logitech International SA , Class R .......................................... 5,408 536

Victory Portfolios III
Victory Global Equity Income Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (1.2%):
Glencore PLC ......................................................... 48,514 $ 195
Holcim AG ........................................................... 5,402 592
787
3,633
United Kingdom (6.7%):
Consumer Staples (2.6%):
British American Tobacco PLC ............................................. 6,302 244
Imperial Brands PLC .................................................... 11,051 389
Reckitt Benckiser Group PLC .............................................. 2,746 182
Tesco PLC ............................................................ 169,932 815
1,630
Energy (0.9%):
Shell PLC ............................................................ 16,934 566
Financials (2.4%):
HSBC Holdings PLC .................................................... 73,094 867
Standard Chartered PLC .................................................. 41,601 669
1,536
Industrials (0.7%):
Intertek Group PLC ..................................................... 6,717 436
Utilities (0.1%):
SSE PLC (a) ........................................................... 4,696 90
4,258
United States (56.2%):
Communication Services (0.5%):
Verizon Communications, Inc. .............................................. 6,829 294
Consumer Discretionary (3.4%):
Best Buy Co., Inc. ...................................................... 6,156 553
Lennar Corp. , Class A .................................................... 832 100
Lowe's Cos., Inc. ....................................................... 1,615 402
PulteGroup, Inc. ........................................................ 1,221 126
The Home Depot, Inc. ................................................... 1,902 754
The TJX Cos., Inc. ...................................................... 2,117 264
2,199
Consumer Staples (7.8%):
Altria Group, Inc. ....................................................... 20,515 1,146
Colgate-Palmolive Co. ................................................... 9,508 867
General Mills, Inc. ...................................................... 8,021 486
Kimberly-Clark Corp. .................................................... 5,386 765
Philip Morris International, Inc. ............................................. 4,706 731
Sysco Corp. ........................................................... 4,323 326
Target Corp. .......................................................... 1,848 229
The Clorox Co. ........................................................ 2,493 390
4,940
Energy (3.6%):
Devon Energy Corp. ..................................................... 12,415 450
EOG Resources, Inc. .................................................... 6,988 887
Marathon Petroleum Corp. ................................................ 3,659 549
Valero Energy Corp. ..................................................... 3,030 396
2,282
Financials (11.4%):
American Express Co. ................................................... 1,246 375
American Financial Group, Inc. ............................................. 4,664 589
Ameriprise Financial, Inc. ................................................. 1,089 585
Capital One Financial Corp. ............................................... 2,003 402
Cincinnati Financial Corp. ................................................ 2,657 393
Fidelity National Financial, Inc. ............................................ 12,199 787
JPMorgan Chase & Co. .................................................. 4,989 1,320

Victory Portfolios III
Victory Global Equity Income Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Northern Trust Corp. .................................................... 1,890 $ 208
Regions Financial Corp. .................................................. 17,458 414
Synchrony Financial ..................................................... 10,792 655
The Goldman Sachs Group, Inc. ............................................ 831 517
The PNC Financial Services Group, Inc. ...................................... 1,984 381
The Western Union Co. ................................................... 18,329 198
W.R. Berkley Corp. ..................................................... 7,302 461
7,285
Health Care (6.2%):
AbbVie, Inc. .......................................................... 5,077 1,061
Bristol-Myers Squibb Co. ................................................. 12,869 767
Gilead Sciences, Inc. .................................................... 6,873 786
Johnson & Johnson ..................................................... 4,598 759
Merck & Co., Inc. ...................................................... 4,571 422
The Cigna Group ....................................................... 496 153
3,948
Industrials (5.2%):
3M Co. .............................................................. 2,368 367
C.H. Robinson Worldwide, Inc. ............................................. 4,308 438
Carlisle Cos., Inc. ....................................................... 1,068 364
Cummins, Inc. ......................................................... 247 91
Expeditors International of Washington, Inc. .................................... 2,689 316
Lockheed Martin Corp. ................................................... 1,093 492
Masco Corp. .......................................................... 7,081 532
Owens Corning ........................................................ 2,843 438
United Parcel Service, Inc. , Class B .......................................... 2,373 283
3,321
Information Technology (12.8%):
Apple, Inc. ........................................................... 14,565 3,522
Applied Materials, Inc. ................................................... 1,291 204
Cisco Systems, Inc. ..................................................... 18,658 1,196
Cognizant Technology Solutions Corp. , Class A ................................. 7,136 595
HP, Inc. .............................................................. 7,876 243
KLA Corp. ........................................................... 469 333
Microsoft Corp. ........................................................ 285 113
NetApp, Inc. .......................................................... 4,723 471
QUALCOMM, Inc. ..................................................... 5,965 938
Seagate Technology Holdings PLC .......................................... 2,530 258
Skyworks Solutions, Inc. ................................................. 3,990 266
8,139
Materials (3.4%):
CF Industries Holdings, Inc. ............................................... 7,176 582
LyondellBasell Industries NV , Class A ........................................ 5,363 412
Packaging Corp. of America ............................................... 3,540 754
Reliance, Inc. .......................................................... 1,406 418
2,166
Utilities (1.9%):
Duke Energy Corp. ...................................................... 951 112
Evergy, Inc. ........................................................... 11,400 786
OGE Energy Corp. ...................................................... 6,617 306
1,204
35,778
Total Common Stocks (Cost $55,863) 63,488
Total Investments (Cost $55,863) — 99.7% 63,488
Other assets in excess of liabilities — 0.3% 209
NET ASSETS - 100.00% $ 63,697
(a) Non-income producing security.

Victory Portfolios III
Victory Global Equity Income Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2025, the fair value of these securities was
$562 (thousands) and amounted to 0.9% of net assets.
PLC
—
Public Limited Company

Statement of Assets and Liabilities
February 28, 2025
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Global
Equity Income
Fund
Assets:
Investments, at value (Cost $55,863) $ 63,488
Cash 78
Receivables:
Dividends, interest, and securities lending income 55
Capital shares issued 2
From Adviser 17
Reclaims 151
Prepaid expenses 3
Total Assets 63,794
Liabilities:
Payables:
Capital shares redeemed 13
Accrued expenses and other payables:
Investment advisory fees 26
Administration fees 7
Custodian fees 3
Transfer agent fees 7
Compliance fees — (a)
Trustees' fees 1
Other accrued expenses 40
Total Liabilities 97
Commitments and contingencies (Note 4 )
Net Assets:
Capital 50,664
Total accumulated earnings (loss) 13,033
Net Assets $ 63,697
Net Assets:
Fund Shares $ 63,697
Total $ 63,697
Shares (unlimited number of shares authorized with no par value):
Fund Shares 5,676
Total 5,676
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 11 .22
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Global
Equity Income
Fund
Investment Income:
Dividends $ 1,742
Interest 8
Securities lending (net of fees) 2
Foreign tax withholding (82)
Total Income 1,670
Expenses:
Investment advisory fees 334
Administration fees — Fund Shares 94
Sub-Administration fees 23
Custodian fees 25
Transfer agent fees — Fund Shares 82
Trustees' fees 45
Compliance fees 1
Legal and audit fees 71
State registration and filing fees 24
Line of credit fees 5
Other expenses 33
Total Expenses 737
Expenses waived/reimbursed by Adviser (90)
Net Expenses 647
Net Investment Income (Loss) 1,023
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 13,332
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (5,814)
Net realized/unrealized gains (losses) on investments 7,518
Change in net assets resulting from operations $ 8,541

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Global Equity Income Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,023 $ 1,125
Net realized gains (losses) 13,332 4,649
Net change in unrealized appreciation/depreciation (5,814) 4,285
Change in net assets resulting from operations 8,541 10,059
Distributions to Shareholders:
Fund Shares (12,804) (1,821)
Change in net assets resulting from distributions to shareholders (12,804) (1,821)
Change in net assets resulting from capital transactions 6,794 (3,463)
Change in net assets 2,531 4,775
Net Assets:
Beginning of period 61,166 56,391
End of period $ 63,697 $ 61,166

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Global Equity Income Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 3,981 $ 3,607
Distributions reinvested 12,737 1,808
Cost of shares redeemed (9,924) (8,878)
Total Fund Shares $ 6,794 $ (3,463)
Change in net assets resulting from capital transactions $ 6,794 $ (3,463)
Share Transactions:
Fund Shares
Issued 322 325
Reinvested 1,158 162
Redeemed (809) (805)
Total Fund Shares 671 (318)
Change in Shares 671 (318)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory Global Equity Income Fund
Fund Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $12.22 $10.59 $12.35 $12.03 $8.42 $10.51
Investment Activities:
Net investment income (loss)(b) 0.20 0.22 0.19 0.21 0.17 0.24
Net realized and unrealized gains (losses) 1.48 1.77 (1.04) 1.27 3.61 (1.57)
Total from Investment Activities 1.68 1.99 (0.85) 1.48 3.78 (1.33)
Distributions to Shareholders from:
Net investment income (0.24) (0.25) (0.19) (0.23) (0.17) (0.22)
Net realized gains (2.44) (0.11) (0.72) (0.93) — (0.54)
Total Distributions (2.68) (0.36) (0.91) (1.16) (0.17) (0.76)
Net Asset Value, End of Period $11.22 $12.22 $10.59 $12.35 $12.03 $8.42
Total Return(c)(d) 14.63% 19.11% (6.86)% 12.28% 45.23% (14.02)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.03% 1.02% 1.05% 1.04% 1.03% 1.00%
Net Investment Income (Loss)(e) 1.64% 1.97% 1.84% 1.63% 1.65% 2.30%
Gross Expenses(e)(h) 1.18% 1.19% 1.26% 1.15% 1.18% 1.14%
Supplemental Data:
Net Assets at end of period (000's) $63,697 $61,166 $56,391 $64,374 $69,690 $60,491
Portfolio Turnover(c) 83% 43% 28% 31% 46%(i) 109%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects a return to normal trading levels after a prior year transition or asset allocation shift.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
12
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
Fund (Legal Name) Fund (Short Name)
Victory Global Equity Income Fund Global Equity Income Fund

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
13
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of February 28, 2025, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Level 1 Level 2 Level 3 Total
Global Equity Income Fund
Common Stocks ............................................... $ 40,022 $ 23,466 $ — $ 63,488
Total ....................................................... $ 40,022 $ 23,466 $ — $ 63,488

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
14
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for the Fund is accrued daily and calculated monthly by comparing the Fund's performance to that of the Lipper
Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Global Equity Income Funds category.
The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
The annual performance adjustment rate is multiplied by the average daily net assets over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.
Excluding U.S. Government
Securities
Purchases Sales
Global Equity Income Fund .................................................................. $ 51,976 $ 56,821
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
15
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for the Fund is accrued daily and calculated monthly by comparing the Fund's performance to that of the Lipper
Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Global Equity Income Funds category.
The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
The annual performance adjustment rate is multiplied by the average daily net assets over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.
Excluding U.S. Government
Securities
Purchases Sales
Global Equity Income Fund .................................................................. $ 51,976 $ 56,821
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Under the performance fee arrangement, the Fund pays a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Equity Income Funds Index over that period, even if the Fund has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 28, 2025, the expense limit (excluding voluntary waivers) was:
Global Equity Income Fund Fund Shares
in thousands $ 22
as annual % rate 0.03%

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
16
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for the Fund during the year ended February 28, 2025, were as follows
(amounts in thousands):
In effect until June 30, 2025
Global Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Global Equity Income Fund ................................. $ 2 $ 110 $ 94 $ 90 $ 296

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
17
* Based on the number of days borrowings were outstanding for the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Amount
Outstanding at
February 28, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Global Equity Income Fund ................................. $ — $ 7,400 6.35% $ 7,400
Total
Accumulated
Earnings
(Loss) Capital
Global Equity Income Fund ................................................................... $ (333) $ 333
Year Ended February 28, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Global Equity Income Fund .................................................. $ 3,097 $ 9,707 $ 12,804
Year Ended February 29, 2024
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Global Equity Income Fund .................................................. $ 1,272 $ 549 $ 1,821

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
18
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
As of February 28, 2025, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Global Equity Income Fund ............... $ 574 $ 4,846 $ 5,420 $ (8) $ 7,621 $ 13,033
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Global Equity Income Fund ............................ $ 55,867 $ 9,683 $ (2,062) $ 7,621

19
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Global Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Global Equity Income Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February 28, 2023 and each of the three years in the period ended March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February
28, 2023 and each of the three years in the period ended March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
20
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 39%.
For the year ended February 28, 2025, the Fund designated short-term capital gain distributions in the amount of $1,914 thousand.
For the year ended February 28, 2025, the Fund designated long-term capital gain distributions in the amount of $9,994 thousand.

Victory Portfolios III
21
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Global Equity Income Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
22
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the median of its expense group and were above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended June 30,
2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
23
(Unaudited)
with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
98354-0425

February 28, 2025
Annual: Full Financials
Victory Government Securities Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements (Form N-CSR Item 7) 14
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 22
Supplemental Information (Unaudited)
Additional Information
23
Advisory Contract Approval (Form N-CSR Item 11)
24

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Government Securities Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (1.7%)
ABS Other (0.9%):
Consumers 2014 Securitization Funding LLC, Series 2014-A, Class A3, 3.53%, 5/1/29 ..... $ 3,365 $ 3,314
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 4,000 3,871
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 3,333 2,927
10,112
Agency ABS Other (0.8%):
Nelnet Student Loan Trust ................................................
Series 2006-3, Class B, 5.24% (SOFR90A+51bps), 6/25/41, Callable 3/25/25 @ 100(a) 1,214 1,098
Series 2015-3A, Class A2, 5.07% (SOFR30A+71bps), 2/27/51, Callable 7/25/30 @
100(a)(b) ......................................................... 936 933
Series 2019-5, Class A, 2.53%, 10/25/67, Callable 2/25/33 @ 100(b) .............. 3,619 3,268
SLM Student Loan Trust ..................................................
Series 2006-4, Class B, 5.02% (SOFR90A+46bps), 1/25/70, Callable 4/25/31 @ 100(a) 2,014 1,917
Series 2013-6, Class A3, 5.12% (SOFR30A+76bps), 6/26/28, Callable 6/26/28 @ 100(a) 1,584 1,571
8,787
Total Asset-Backed Securities (Cost $19,616)
a
a
a
18,899
Collateralized Mortgage Obligations (16.1%)
Agency CMO Floating (0.1%):
Federal Home Loan Mortgage Corporation .....................................
Series 3134, Class FA, 4.75% (SOFR30A+41bps), 3/15/36(a) ................... 251 248
Series 4023, Class PF, 5.00% (SOFR30A+66bps), 10/15/41(a) ................... 247 247
Federal National Mortgage Association .......................................
Series 2005-29, Class FY, 4.77% (SOFR30A+41bps), 4/25/35(a) ................. 456 450
Series 2007-84, Class F, 4.77% (SOFR30A+41bps), 8/25/37(a) .................. 326 321
1,266
Agency CMO Other (3.9%):
Federal Home Loan Mortgage Corporation .....................................
Series 4623, Class H, 2.50%, 11/15/44 .................................... 985 903
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 3,196 3,233
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 2,788 2,747
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 2,865 2,895
Federal National Mortgage Association .......................................
Series 2012-100, Class BA, 1.50%, 9/25/27 ................................ 103 100
Series 2012-102, Class GA, 1.38%, 9/25/27 ................................ 174 169
Series 2012-103, Class HB, 1.50%, 9/25/27 ................................ 116 112
Series 2012-107, Class GC, 1.50%, 10/25/27 ............................... 162 157
Series 2012-73, Class DC, 1.50%, 7/25/27 ................................. 287 279
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 1,072 1,080
Government National Mortgage Association ....................................
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 2,532 2,224
Series 2022-68, Class WQ, 3.65%, 5/20/50(c) .............................. 3,849 3,681
Series 2022-90, Class QU, 4.00%, 11/20/49 ................................ 5,396 5,129
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 3,567 3,599
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 1,521 1,529
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 1,812 1,818
Series 2023-149, Class D, 5.50%, 9/20/47 ................................. 1,286 1,293
Series 2023-53, Class QA, 5.00%, 6/20/49 ................................. 3,167 3,180
Series 2024-160, Class H, 4.00%, 9/20/62 ................................. 3,767 3,723
Series 2024-20, Class PA, 4.50%, 2/20/54 ................................. 2,252 2,232
Series 2024-97, Class MC, 5.00%, 1/20/64 .................................. 2,225 2,224
42,307
Agency Commercial MBS (12.1%):
Federal Home Loan Mortgage Corporation .....................................
Series K049, Class A2, 3.01%, 7/25/25, Callable 7/25/25 @ 100 ................. 3,918 3,894
Series K051, Class A2, 3.31%, 9/25/25, Callable 9/25/25 @ 100 ................. 9,503 9,433
Series K056, Class A1, 2.20%, 7/25/25, Callable 7/25/25 @ 100 ................. 134 133
Series K057, Class A2, 2.57%, 7/25/26, Callable 7/25/26 @ 100 ................. 7,000 6,850
Series K080, Class A2, 3.93%, 7/25/28, Callable 7/25/28 @ 100(c) ............... 15,000 14,811

Victory Portfolios III
Victory Government Securities Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series K126, Class A2, 2.07%, 1/25/31, Callable 1/25/31 @ 100 ................. $ 2,860 $ 2,519
Series K136, Class A2, 2.13%, 11/25/31, Callable 11/25/31 @ 100 ................ 5,000 4,333
Series K141, Class A2, 2.25%, 2/25/32, Callable 2/25/32 @ 100 ................. 2,000 1,739
Series K142, Class A2, 2.40%, 3/25/32, Callable 3/25/32 @ 100 ................. 3,000 2,628
Series K143, Class A2, 2.35%, 3/25/32, Callable 3/25/32 @ 100 ................. 5,000 4,362
Series K144, Class A2, 2.45%, 4/25/32, Callable 4/25/32 @ 100 ................. 5,183 4,545
Series K145, Class A2, 2.58%, 5/25/32, Callable 5/25/32 @ 100 ................. 3,423 3,024
Series K146, Class A2, 2.92%, 6/25/32, Callable 6/25/32 @ 100 ................. 3,000 2,710
Series K147, Class A2, 3.00%, 6/25/32, Callable 6/25/32 @ 100(c) ............... 3,000 2,722
Series K149, Class A2, 3.53%, 8/25/32, Callable 8/25/32 @ 100 ................. 3,000 2,816
Series K523, Class AS, 4.87% (SOFR30A+55bps), 4/25/29, Callable 4/25/29 @ 100(a) . 2,999 3,004
Series K536, Class AS, 4.82% (SOFR30A+50bps), 11/25/29, Callable 11/25/29 @ 100(a) 2,750 2,751
Series K733, Class AM, 3.75%, 9/25/25, Callable 9/25/25 @ 100 ................. 5,000 4,968
Series K759, Class A2, 4.80%, 1/25/32, Callable 1/25/32 @ 100(c) ............... 3,000 3,054
Series KC03, Class A2, 3.50%, 1/25/26, Callable 1/25/26 @ 100 ................. 6,887 6,830
Series KPLB2, Class A, 4.83%, 6/25/33, Callable 6/25/33 @ 100(d) ............... 5,000 5,089
Federal National Mortgage Association .......................................
Series 2015-M13, Class A2, 2.70%, 6/25/25(c) .............................. 1,530 1,521
Series 2017-M12, Class A2, 3.06%, 6/25/27(c) .............................. 3,681 3,586
Series 2017-M8, Class A2, 3.06%, 5/25/27(c) ............................... 6,215 6,058
Series 2018-M10, Class A2, 3.35%, 7/25/28(c) .............................. 7,884 7,674
Series 2018-M4, Class A2, 3.06%, 3/25/28(c) ............................... 2,024 1,959
Series 2022-M12, Class A, 3.10%, 12/25/28(c) .............................. 5,958 5,723
Series 2022-M13, Class A2, 2.59%, 6/25/32 ................................ 8,671 7,663
Series 2022-M3, Class A2, 1.71%, 11/25/31(c) .............................. 4,000 3,356
Series 2023-M4, Class A2, 3.77%, 9/25/32(c) ............................... 4,000 3,815
133,570
Total Collateralized Mortgage Obligations (Cost $176,704)
a
a
a
177,143
Corporate Bonds (0.9%)
Energy (0.3%):
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 3,378 3,411
Financials (0.2%):
Swepco Storm Recovery Funding LLC, 4.88%, 9/1/39 ............................ 2,234 2,230
Utilities (0.4%):
Tennessee Valley Authority, 3.50%, 12/15/42 ................................... 5,000 4,233
Total Corporate Bonds (Cost $9,951)
a
a
a
9,874
Municipal Bonds (0.7%)
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series
A-2, 3.24%, 1/1/31 .................................................. 182 177
State of Hawaii, GO, 4.94%, 10/1/37, Continuously Callable @100 ................... 2,000 2,008
2,185
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.15%, 2/1/33 .............................................. 3,000 2,960
Series A, 4.28%, 2/1/36 .............................................. 2,000 1,946
Series A1-A3, 5.08%, 6/1/31 ........................................... 695 703
5,609
Total Municipal Bonds (Cost $7,876)
a
a
a
7,794

Victory Portfolios III
Victory Government Securities Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Government Agency Mortgages (47.2%)
Federal Farm Credit Banks Funding Corporation
5.93%, 7/14/33 .................................................... $ 2,500 $ 2,510
6.00%, 6/5/34 ..................................................... 4,000 4,006
5.14%, 10/30/34 .................................................... 3,000 2,973
2.55%, 12/21/34 .................................................... 3,000 2,492
2.20%, 9/2/36 ..................................................... 2,000 1,533
5.60%, 8/5/39 ..................................................... 4,000 4,007
6.19%, 6/17/44 .................................................... 2,500 2,497
20,018
Federal Home Loan Banks
1.25%, 8/16/27(c)(e) ................................................ 1,000 946
5.25%, 9/25/34 .................................................... 3,000 2,979
3,925
Federal Home Loan Mortgage Corporation
4.05%, 10/1/29 .................................................... 4,000 3,912
3.00%, 3/1/32 - 5/1/52 ............................................... 13,952 12,728
3.50%, 10/1/33 - 7/1/52 .............................................. 14,356 13,335
4.00%, 10/1/33 - 12/1/52 ............................................. 22,405 21,385
5.50%, 12/1/35 - 1/1/55 .............................................. 28,686 28,824
1.50%, 4/1/37 ..................................................... 2,967 2,606
5.00%, 3/1/38 - 1/1/55 ............................................... 36,245 35,896
2.50%, 5/1/42 ..................................................... 2,452 2,152
4.50%, 11/1/42 - 10/1/52 .............................................. 9,420 9,137
4.01% (SOFR30A+227bps), 8/1/52(a) .................................... 6,438 6,293
6.50%, 2/1/53 ..................................................... 2,908 3,003
6.00%, 8/1/53 - 12/1/54 .............................................. 7,602 7,744
147,015
Federal National Mortgage Association
2.25%, 11/1/26 ..................................................... 1,756 1,696
3.00%, 2/1/27 - 2/1/52 ............................................... 16,718 14,858
2.48%, 11/1/29 ..................................................... 880 805
1.74%, 2/1/31 ..................................................... 3,015 2,581
1.64%, 9/1/31 ..................................................... 1,250 1,048
1.21%, 10/1/32(c) .................................................. 2,418 2,057
5.00%, 12/1/35 - 4/1/53 .............................................. 17,902 17,786
5.50%, 11/1/37 - 1/1/55 .............................................. 18,871 18,992
4.50%, 1/1/38 - 1/1/53 ............................................... 33,111 32,066
4.00%, 4/1/38 - 7/1/53 ............................................... 39,569 37,434
6.00%, 5/1/38 - 11/1/54 .............................................. 2,763 2,826
2.50%, 6/1/41 - 3/1/52 ............................................... 19,968 17,017
3.50%, 1/1/42 - 7/1/52 ............................................... 32,191 29,646
2.44%, 10/1/51 .................................................... 2,575 1,713
2.00%, 11/1/51 - 12/1/51 .............................................. 24,227 19,560
200,085
Government National Mortgage Association
7.00%, 5/15/27 - 7/15/32 ............................................. 271 278
8.00%, 5/15/27 - 9/15/30 ............................................. 103 108
7.50%, 2/15/28 - 10/20/54 ............................................. 5,692 5,743
6.00%, 4/15/28 - 10/20/53 ............................................. 7,224 7,467
6.50%, 5/15/28 - 8/20/34 ............................................. 969 1,008
6.75%, 5/15/28 .................................................... 2 2
5.50%, 4/20/33 - 2/20/54 ............................................. 26,772 27,087
5.00%, 5/20/33 - 9/20/53 ............................................. 13,689 13,650
4.50%, 9/15/39 - 9/20/53 ............................................. 19,936 19,513
4.00%, 7/15/40 - 11/20/40 ............................................. 1,664 1,610
2.50%, 2/20/50 - 7/20/53 ............................................. 38,663 33,133
3.00%, 8/20/51 - 12/20/52 ............................................. 24,501 21,808
3.50%, 4/20/52 - 6/20/52 ............................................. 3,545 3,237
134,644
Small Business Administration Pools
4.65% (PRIME-285bps), 9/25/31(a) ..................................... 2,645 2,633
7.13% (PRIME-38bps), 2/25/32(a) ...................................... 2,255 2,351

Victory Portfolios III
Victory Government Securities Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
8.38% (PRIME+88bps), 2/25/32(a) ...................................... $ 1,782 $ 1,887
9.10% (PRIME+160bps), 2/25/32(a) ..................................... 2,166 2,324
7.63% (PRIME+13bps), 6/25/32(a) ...................................... 1,762 1,848
5.00% (PRIME-250bps), 9/25/32(a) ..................................... 2,599 2,605
5.75% (PRIME-175bps), 10/25/34(a) ..................................... 949 965
14,613
Total U.S. Government Agency Mortgages (Cost $539,765)
a
a
a
520,300
U.S. Treasury Obligations (31.9%)
U.S. Treasury Bonds
5.25%, 2/15/29 .................................................... 5,000 5,236
1.75%, 8/15/41 .................................................... 7,000 4,775
2.00%, 11/15/41 .................................................... 5,000 3,534
3.38%, 8/15/42 .................................................... 5,000 4,320
3.75%, 11/15/43 .................................................... 6,000 5,403
3.00%, 11/15/44 .................................................... 14,500 11,543
U.S. Treasury Notes
2.13%, 5/15/25 .................................................... 4,500 4,480
0.38%, 1/31/26 .................................................... 6,000 5,797
3.63%, 5/15/26 .................................................... 5,200 5,172
0.75%, 5/31/26 .................................................... 4,000 3,840
1.38%, 8/31/26 .................................................... 7,000 6,732
1.88%, 2/28/27 .................................................... 10,250 9,837
2.75%, 4/30/27 .................................................... 10,000 9,746
2.63%, 5/31/27 .................................................... 10,500 10,195
3.13%, 8/31/27 .................................................... 13,000 12,736
4.13%, 9/30/27 .................................................... 11,000 11,042
1.13%, 2/29/28 .................................................... 7,500 6,902
1.25%, 4/30/28 .................................................... 5,000 4,597
2.88%, 5/15/28 .................................................... 5,000 4,835
1.25%, 5/31/28 .................................................... 5,000 4,587
1.00%, 7/31/28 .................................................... 3,000 2,717
1.13%, 8/31/28 .................................................... 5,000 4,536
1.25%, 9/30/28 .................................................... 3,500 3,183
1.38%, 10/31/28 .................................................... 8,200 7,475
2.63%, 2/15/29 .................................................... 12,000 11,399
2.38%, 3/31/29 .................................................... 14,100 13,239
2.88%, 4/30/29 .................................................... 16,000 15,311
2.38%, 5/15/29 .................................................... 11,300 10,593
2.75%, 5/31/29 .................................................... 13,750 13,079
3.88%, 11/30/29 .................................................... 14,000 13,914
3.88%, 12/31/29 .................................................... 8,000 7,948
3.50%, 1/31/30 .................................................... 10,000 9,769
0.88%, 11/15/30 .................................................... 15,000 12,595
1.63%, 5/15/31 .................................................... 10,000 8,665
1.25%, 8/15/31 .................................................... 21,000 17,638
2.88%, 5/15/32 .................................................... 13,000 11,999
4.13%, 11/15/32 .................................................... 13,000 13,004
3.50%, 2/15/33 .................................................... 15,000 14,353
3.38%, 5/15/33 .................................................... 18,000 17,035
3.88%, 8/15/34 .................................................... 8,000 7,803
Total U.S. Treasury Obligations (Cost $361,448)
a
a
a
351,564
Shares
Investment Companies (0.0%)(f)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.22%(g) ............ 528,464 529
Total Investment Companies (Cost $528)
a
a
a
529

Victory Portfolios III
Victory Government Securities Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Repurchase Agreements (1.4%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 4.34%, purchased on
2/28/25, with a maturity date of 3/03/25, with a repurchase value of $15,005 (collateralized by
U.S. Treasury Bonds, 3.00%, due 8/15/52, with a value of $15,300) ................... $ 15,000 $ 15,000
Total Repurchase Agreements (Cost $15,000)
a
a
a
15,000
Total Investments (Cost $1,130,888) — 99.9% 1,101,103
Other assets in excess of liabilities —  0.1% 1,192
NET ASSETS - 100.00% $ 1,102,295
(a) Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2025.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2025, the fair value of these securities was
$4,201 (thousands) and amounted to 0.4% of net assets.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at February 28, 2025.
(d) Security is interest only.
(e) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(f) Amount represents less than 0.05% of net assets.
(g) Rate disclosed is the daily yield on February 28, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PRIME
—
US Prime rate, rate disclosed as of February 28, 2025.
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of February 28, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of February 28, 2025.

Statement of Assets and Liabilities
February 28, 2025
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
Government
Securities Fund
Assets:
Investments, at value (Cost $1,115,888) $ 1,086,103
Repurchase agreements, at value (Cost $15,000) 15,000
Cash — (a)
Receivables:
Dividends, interest, and securities lending income 5,028
Capital shares issued 642
Investments sold 5,950
Prepaid expenses 20
Total Assets 1,112,743
Liabilities:
Payables:
Investments purchased 9,697
Capital shares redeemed 346
Accrued expenses and other payables:
Investment advisory fees 153
Administration fees 90
Custodian fees 8
Transfer agent fees 98
Compliance fees 1
Trustees' fees 1
12b-1 fees — (a)
Other accrued expenses 54
Total Liabilities 10,448
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,175,010
Total accumulated earnings (loss) (72,715)
Net Assets $ 1,102,295
Net Assets:
Fund Shares $ 227,803
Institutional Shares 826,782
Class R6 47,710
Total $ 1,102,295
Shares (unlimited number of shares authorized with no par value):
Fund Shares 25,618
Institutional Shares 92,952
Class R6 5,362
Total 123,932
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 8 .89
Institutional Shares 8 .89
Class R6 8 .90
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
Government
Securities Fund
Investment Income:
Dividends $ 76
Interest 43,334
Securities lending (net of fees) 1
Total Income 43,411
Expenses:
Investment advisory fees 1,910
Administration fees — Fund Shares 349
Administration fees — Institutional Shares 789
Administration fees — Class R6 15
Sub-Administration fees 25
Custodian fees 44
Transfer agent fees — Fund Shares 307
Transfer agent fees — Institutional Shares 825
Transfer agent fees — Class R6 4
Trustees' fees 46
Compliance fees 9
Legal and audit fees 68
State registration and filing fees 63
Other expenses 85
Recoupment of prior expenses waived/reimbursed by Adviser 18
Total Expenses 4,557
Expenses waived/reimbursed by Adviser (1)
Net Expenses 4,556
Net Investment Income (Loss) 38,855
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (4,084)
Net change in unrealized appreciation/depreciation on investment securities 24,984
Net realized/unrealized gains (losses) on investments 20,900
Change in net assets resulting from operations $ 59,755

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Government Securities
Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 38,855 $ 31,282
Net realized gains (losses) (4,084) (19,391)
Net change in unrealized appreciation/depreciation 24,984 16,980
Change in net assets resulting from operations 59,755 28,871
Distributions to Shareholders:
Fund Shares (8,570) (8,195)
Institutional Shares (29,919) (23,699)
Class R6 (1,180) (307)
Change in net assets resulting from distributions to shareholders (39,669) (32,201)
Change in net assets resulting from capital transactions 69,204 66,078
Change in net assets 89,290 62,748
Net Assets:
Beginning of period 1,013,005 950,257
End of period $ 1,102,295 $ 1,013,005

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Government Securities
Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 25,988 $ 33,084
Distributions reinvested 8,135 7,754
Cost of shares redeemed (51,748) (53,927)
Total Fund Shares $ (17,625) $ (13,089)
Institutional Shares
Proceeds from shares issued $ 80,074 $ 94,741
Distributions reinvested 29,919 23,698
Cost of shares redeemed (52,780) (52,329)
Total Institutional Shares $ 57,213 $ 66,110
Class R6
Proceeds from shares issued $ 40,056 $ 16,896
Distributions reinvested 1,180 307
Cost of shares redeemed (11,620) (4,146)
Total Class R6 $ 29,616 $ 13,057
Change in net assets resulting from capital transactions $ 69,204 $ 66,078
Share Transactions:
Fund Shares
Issued 2,954 3,776
Reinvested 925 887
Redeemed (5,884) (6,157)
Total Fund Shares (2,005) (1,494)
Institutional Shares
Issued 9,096 10,834
Reinvested 3,416 2,711
Redeemed (5,993) (5,966)
Total Institutional Shares 6,519 7,579
Class R6
Issued 4,538 1,989
Reinvested 135 35
Redeemed (1,321) (472)
Total Class R6 3,352 1,552
Change in Shares 7,866 7,637

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory Government Securities Fund
Fund Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $8.73 $8.76 $9.19 $10.03 $10.23 $9.84
Investment Activities:
Net investment income (loss)(b) 0.32 0.28 0.15 0.15 0.21 0.24
Net realized and unrealized gains (losses) 0.16 (0.02) (0.42) (0.71) (0.15) 0.39
Total from Investment Activities 0.48 0.26 (0.27) (0.56) 0.06 0.63
Distributions to Shareholders from:
Net investment income (0.32) (0.29) (0.16) (0.17) (0.22) (0.24)
Net realized gains — — — (0.11) (0.04) —
Total Distributions (0.32) (0.29) (0.16) (0.28) (0.26) (0.24)
Net Asset Value, End of Period $8.89 $8.73 $8.76 $9.19 $10.03 $10.23
Total Return(c)(d) 5.65% 2.96% (3.00)% (5.71)% 0.56% 6.49%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.51% 0.53% 0.53% 0.42% 0.41% 0.43%
Net Investment Income (Loss)(e) 3.61% 3.17% 2.20% 1.56% 2.04% 2.36%
Gross Expenses(e)(h) 0.51% 0.53% 0.53% 0.42% 0.41% 0.43%
Supplemental Data:
Net Assets at end of period (000's) $227,803 $241,030 $255,105 $272,233 $327,111 $364,077
Portfolio Turnover(c)(i) 20% 36% 27% 34% 15% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Government Securities Fund
Institutional Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $8.73 $8.76 $9.20 $10.04 $10.23 $9.85
Investment Activities:
Net investment income (loss)(b) 0.33 0.29 0.15 0.16 0.22 0.24
Net realized and unrealized gains (losses) 0.16 (0.02) (0.43) (0.71) (0.14) 0.39
Total from Investment Activities 0.49 0.27 (0.28) (0.55) 0.08 0.63
Distributions to Shareholders from:
Net investment income (0.33) (0.30) (0.16) (0.18) (0.23) (0.25)
Net realized gains — — — (0.11) (0.04) —
Total Distributions (0.33) (0.30) (0.16) (0.29) (0.27) (0.25)
Net Asset Value, End of Period $8.89 $8.73 $8.76 $9.20 $10.04 $10.23
Total Return(c)(d) 5.76% 3.08% (3.03)% (5.64)% 0.75% 6.45%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.41% 0.42% 0.42% 0.35% 0.32% 0.36%
Net Investment Income (Loss)(e) 3.71% 3.29% 2.31% 1.61% 2.12% 2.43%
Gross Expenses(e)(h) 0.41% 0.42% 0.42% 0.35% 0.32% 0.36%
Supplemental Data:
Net Assets at end of period (000's) $826,782 $754,424 $691,136 $771,104 $545,930 $638,299
Portfolio Turnover(c)(i) 20% 36% 27% 34% 15% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Government Securities Fund
Class R6
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $8.73 $8.76 $9.20 $10.01 $10.22 $9.84
Investment Activities:
Net investment income (loss)(b) 0.33 0.30 0.17 0.16 0.23 0.24
Net realized and unrealized gains (losses) 0.18 (0.03) (0.44) (0.67) (0.15) 0.39
Total from Investment Activities 0.51 0.27 (0.27) (0.51) 0.08 0.63
Distributions to Shareholders from:
Net investment income (0.34) (0.30) (0.17) (0.19) (0.25) (0.25)
Net realized gains — — — (0.11) (0.04) —
Total Distributions (0.34) (0.30) (0.17) (0.30) (0.29) (0.25)
Net Asset Value, End of Period $8.90 $8.73 $8.76 $9.20 $10.01 $10.22
Total Return(c)(d) 5.93% 3.14% (2.96)% (5.26)% 0.75% 6.46%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.37%(i) 0.37%(i) 0.34%(i) 0.26%(i) 0.31% 0.35%
Net Investment Income (Loss)(e) 3.78% 3.49% 2.55% 1.65% 2.30% 2.43%
Gross Expenses(e)(h) 0.37% 0.44% 1.81% 3.55% 0.46% 0.39%
Supplemental Data:
Net Assets at end of period (000's) $47,710 $17,551 $4,016 $531 $167 $7,903
Portfolio Turnover(c)(j) 20% 36% 27% 34% 15% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio for the year ended May 31, 2022, nine months ended February
28, 2023, year ended February 29, 2024, and year ended February 28, 2025, would have been 0.22%, 0.15%, less than 0.01% higher and less than 0.01%
higher, respectively.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
14
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Repurchase agreements are valued at cost.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Government Securities Fund Government Securities Fund Fund Shares, Institutional Shares,
and Class R6

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
15
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At
February 28, 2025, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Level 1 Level 2 Level 3 Total
Government Securities Fund
Asset-Backed Securities ......................................... $ — $ 18,899 $ — $ 18,899
Collateralized Mortgage Obligations ................................ — 177,143 — 177,143
Corporate Bonds .............................................. — 9,874 — 9,874
Municipal Bonds .............................................. — 7,794 — 7,794
U.S. Government Agency Mortgages ................................ — 520,300 — 520,300
U.S. Treasury Obligations ........................................ — 351,564 — 351,564
Investment Companies .......................................... 529 — — 529
Repurchase Agreements ......................................... — 15,000 — 15,000
Total ....................................................... $ 529 $ 1,100,574 $ — $ 1,101,103

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
16
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of February 28, 2025, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
17
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 28, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Intermediate U.S. Government Funds Index. The Lipper Intermediate U.S. Government Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate U.S. Government Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate U.S. Government Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Government Securities Fund ........................................ $ 5,017 $ 29,215 $ 269,592 $ 181,789
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.5
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
18
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class R6, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 28, 2025, the expense limits (excluding voluntary waivers) were:
Government Securities Fund Fund Shares
Institutional
Shares Class R6
in thousands $ 156 $ 434 $ 5
as annual % rate 0.07% 0.06% 0.02%

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
19
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
For the year ended February 28, 2025, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Prepayment and Extension Risk — Mortgage-backed securities make regularly scheduled payments of principal along with interest payments.
In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner’s default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.
Liquidity Risk — Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-
income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund’s performance. In addition, significant securities market disruptions, including economic, financial and public health crises, may lead to dislocation in the market for a variety of fixed-income securities
(including municipal obligations), which can decrease liquidity and sharply reduce returns. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to the Fund.
In effect until June 30, 2025
Fund Shares
Institutional
Shares Class R6
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.39% 0.35%
Amount
Government Securities Fund ............................................................................. $ 18
Expires
2026
Expires
2027
Expires
2028 Total
Government Securities Fund ............................................. $ 7 $ 6 $ 1 $ 14

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
20
Legislative Risk — Changes in government policies may affect the value of the investments held by the Fund in ways we cannot anticipate, and such policies could have an adverse impact on the value of the Fund’s investments and the Fund’s NAV.
Credit Risk — Credit risk should be low for securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Year Ended February 28, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Government Securities Fund ................................................................ $ 39,669 $ 39,669

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
21
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
As of February 28, 2025, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Government Securities Fund ................................................................ $ 32,201 $ 32,201
Undistributed
Ordinary
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)
Total
Accumulated
Earnings
(Loss)
Government Securities Fund .......... $ 1,8 70 $ (3,185) $ (1,31 5 ) $ (41,615) $ (29,785) $ (72,71 5 )
Short-Term
Amount
Long-Term
Amount Total
Government Securities Fund .............................................. $ (11,754) $ (29,861) $ (41,615)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Government Securities Fund ............................ $ 1,130,888 $ 6,748 $ (36,533) $ (29,785)

22
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Government Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Government Securities Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28,
2023 and each of the three years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
23
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios III
24
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Government Securities Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
25
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was equal to the median of its expense group and was above the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June
30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale –The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser. The
Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits –The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
26
and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23413-0425

February 28, 2025
Annual: Full Financials
Victory Growth and Tax Strategy Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
19
Statement of Operations
20
Statements of Changes in Net Assets
21
Financial Highlights
23
Notes to Financial Statements (Form N-CSR Item 7) 27
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 35
Supplemental Information (Unaudited)
Additional Information
36
Advisory Contract Approval (Form N-CSR Item 11)
37

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Growth and Tax Strategy Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (47.6%)
Communication Services (5.0%):
Alphabet, Inc. , Class A .................................................. 56,780 $ 9,668
Alphabet, Inc. , Class C .................................................. 53,068 9,139
AT&T, Inc. ........................................................... 2,783 76
Charter Communications, Inc. , Class A (a) ..................................... 189 69
Comcast Corp. , Class A .................................................. 29,196 1,047
Electronic Arts, Inc. ..................................................... 1,990 257
Live Nation Entertainment, Inc. (a) .......................................... 1,692 243
Meta Platforms, Inc. , Class A .............................................. 22,559 15,074
Netflix, Inc. (a) ........................................................ 5,106 5,007
News Corp. , Class A .................................................... 2,721 78
Omnicom Group, Inc. ................................................... 1,760 146
The Interpublic Group of Cos., Inc. .......................................... 2,760 76
The Walt Disney Co. .................................................... 13,618 1,550
T-Mobile US, Inc. ...................................................... 3,497 943
43,373
Consumer Discretionary (4.7%):
Amazon.com, Inc. (a) .................................................... 76,433 16,225
AutoZone, Inc. (a) ...................................................... 236 824
Bath & Body Works, Inc. ................................................. 1,450 53
Best Buy Co., Inc. ...................................................... 1,247 112
Booking Holdings, Inc. .................................................. 416 2,087
CarMax, Inc. (a) ........................................................ 1,390 115
Carnival Corp. (a) ...................................................... 2,770 66
Chipotle Mexican Grill, Inc. (a) ............................................. 16,250 877
D.R. Horton, Inc. ...................................................... 3,030 384
Darden Restaurants, Inc. ................................................. 1,475 296
eBay, Inc. ............................................................ 6,774 439
Expedia Group, Inc. (a) .................................................. 575 114
Ford Motor Co. ........................................................ 14,951 143
Garmin Ltd. .......................................................... 1,028 235
Genuine Parts Co. ...................................................... 1,110 139
Hasbro, Inc. .......................................................... 1,004 65
Hilton Worldwide Holdings, Inc. ........................................... 3,006 796
Lennar Corp. , Class A ................................................... 2,669 319
Lennar Corp. , Class B ................................................... 1 — (b)
Lowe's Cos., Inc. ....................................................... 7,219 1,795
Marriott International, Inc. , Class A ......................................... 2,953 828
McDonald's Corp. ...................................................... 7,151 2,205
MGM Resorts International (a) ............................................. 4,369 152
NIKE, Inc. , Class B ..................................................... 9,000 715
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 2,676 61
O'Reilly Automotive, Inc. (a) .............................................. 772 1,060
PulteGroup, Inc. ....................................................... 2,360 244
Ralph Lauren Corp. ..................................................... 420 114
Ross Stores, Inc. ....................................................... 2,808 394
Royal Caribbean Cruises Ltd. .............................................. 2,197 541
Starbucks Corp. ....................................................... 10,260 1,188
Tapestry, Inc. ......................................................... 3,021 258
Tesla, Inc. (a) .......................................................... 3,426 1,004
The Home Depot, Inc. ................................................... 10,478 4,156
The TJX Cos., Inc. ..................................................... 9,986 1,246
Tractor Supply Co. ..................................................... 6,910 382
Victoria's Secret & Co. (a) ................................................ 1 — (b)
Whirlpool Corp. ....................................................... 520 53
Wynn Resorts Ltd. ...................................................... 87 8
Yum! Brands, Inc. ...................................................... 2,890 452
40,145
Consumer Staples (2.3%):
Altria Group, Inc. ...................................................... 11,731 655
Brown-Forman Corp. , Class B ............................................. 316 10

Victory Portfolios III
Victory Growth and Tax Strategy Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Church & Dwight Co., Inc. ............................................... 1,902 $ 211
Colgate-Palmolive Co. ................................................... 5,377 490
Constellation Brands, Inc. , Class A .......................................... 980 172
Costco Wholesale Corp. .................................................. 4,112 4,312
Kimberly-Clark Corp. ................................................... 1,970 280
Mondelez International, Inc. , Class A ........................................ 10,190 655
Monster Beverage Corp. (a) ............................................... 3,722 203
PepsiCo, Inc. ......................................................... 6,763 1,038
Philip Morris International, Inc. ............................................ 9,877 1,534
Sysco Corp. .......................................................... 3,290 249
Target Corp. .......................................................... 3,570 444
The Clorox Co. ........................................................ 689 108
The Coca-Cola Co. ..................................................... 23,340 1,662
The Estee Lauder Cos., Inc. ............................................... 1,480 106
The Hershey Co. ....................................................... 910 157
The J.M. Smucker Co. ................................................... 785 87
The Kroger Co. ........................................................ 7,829 507
The Procter & Gamble Co. ................................................ 16,193 2,815
Tyson Foods, Inc. , Class A ................................................ 1,740 107
Walmart, Inc. ......................................................... 39,279 3,873
19,675
Energy (1.7%):
Baker Hughes Co. ...................................................... 8,513 380
Chevron Corp. ........................................................ 12,467 1,978
ConocoPhillips Co. ..................................................... 16,628 1,649
Coterra Energy, Inc. ..................................................... 2,120 57
Devon Energy Corp. .................................................... 4,751 172
Diamondback Energy, Inc. ................................................ 2,111 336
EOG Resources, Inc. .................................................... 4,759 604
Exxon Mobil Corp. ..................................................... 43,781 4,874
Halliburton Co. ........................................................ 9,010 238
Hess Corp. ........................................................... 2,683 400
Marathon Petroleum Corp. ................................................ 6,448 968
Occidental Petroleum Corp. ............................................... 6,234 304
ONEOK, Inc. ......................................................... 5,513 553
Phillips 66 Co. ........................................................ 2,813 365
Schlumberger NV ...................................................... 17,103 712
The Williams Cos., Inc. .................................................. 14,342 834
Valero Energy Corp. .................................................... 3,087 404
14,828
Financials (7.4%):
Aflac, Inc. ............................................................ 6,526 714
American Express Co. ................................................... 6,409 1,929
American International Group, Inc. .......................................... 6,466 536
Ameriprise Financial, Inc. ................................................ 1,153 620
Aon PLC , Class A ...................................................... 2,316 948
Arthur J. Gallagher & Co. ................................................ 2,370 800
Bank of America Corp. .................................................. 80,700 3,720
Berkshire Hathaway, Inc. , Class B (a) ........................................ 16,505 8,481
Blackrock, Inc. ........................................................ 1,116 1,091
Capital One Financial Corp. ............................................... 4,781 959
Chubb Ltd. ........................................................... 3,365 961
Cincinnati Financial Corp. ................................................ 970 143
Citigroup, Inc. ......................................................... 838 67
CME Group, Inc. ...................................................... 1,700 431
Comerica, Inc. ........................................................ 1,300 84
Discover Financial Services ............................................... 3,419 667
Fidelity National Information Services, Inc. .................................... 1,180 84
Fifth Third Bancorp ..................................................... 8,302 361
Fiserv, Inc. (a) ......................................................... 3,840 905
Global Payments, Inc. ................................................... 783 82
Huntington Bancshares, Inc. ............................................... 1,619 27

Victory Portfolios III
Victory Growth and Tax Strategy Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Intercontinental Exchange, Inc. ............................................. 5,129 $ 889
JPMorgan Chase & Co. .................................................. 30,506 8,073
KeyCorp ............................................................ 2,645 46
Lincoln National Corp. .................................................. 1,734 68
Loews Corp. .......................................................... 2,091 181
M&T Bank Corp. ...................................................... 660 127
Marsh & McLennan Cos., Inc. ............................................. 5,030 1,196
Mastercard, Inc. , Class A ................................................. 8,421 4,853
MetLife, Inc. .......................................................... 5,194 448
Millrose Properties, Inc. (a) ................................................ 1,334 31
Moody's Corp. ........................................................ 1,532 772
Morgan Stanley ........................................................ 14,869 1,979
MSCI, Inc. ........................................................... 992 586
Nasdaq, Inc. .......................................................... 3,477 288
Northern Trust Corp. .................................................... 40 4
PayPal Holdings, Inc. (a) ................................................. 6,960 495
Principal Financial Group, Inc. ............................................. 2,476 220
Prudential Financial, Inc. ................................................. 2,407 277
Raymond James Financial, Inc. ............................................ 1,989 308
Regions Financial Corp. .................................................. 9,790 232
S&P Global, Inc. ....................................................... 3,291 1,757
State Street Corp. ...................................................... 2,324 231
Synchrony Financial .................................................... 6,103 370
T. Rowe Price Group, Inc. ................................................ 1,970 208
The Allstate Corp. ...................................................... 3,040 605
The Bank of New York Mellon Corp. ........................................ 5,526 492
The Charles Schwab Corp. ................................................ 8,304 660
The Goldman Sachs Group, Inc. ............................................ 3,096 1,927
The Hartford Insurance Group, Inc. .......................................... 2,900 343
The PNC Financial Services Group, Inc. ...................................... 2,716 521
The Progressive Corp. ................................................... 5,434 1,532
The Travelers Cos., Inc. .................................................. 2,350 607
Truist Financial Corp. ................................................... 2,758 128
U.S. Bancorp ......................................................... 10,130 475
Visa, Inc. , Class A ...................................................... 16,518 5,991
W.R. Berkley Corp. ..................................................... 4,013 253
Wells Fargo & Co. ...................................................... 34,989 2,740
Willis Towers Watson PLC ................................................ 801 272
Zions Bancorp NA ..................................................... 1,310 71
63,866
Health Care (4.9%):
Abbott Laboratories ..................................................... 15,054 2,078
AbbVie, Inc. .......................................................... 16,170 3,380
Agilent Technologies, Inc. ................................................ 2,762 353
Amgen, Inc. .......................................................... 4,703 1,449
Becton Dickinson & Co. ................................................. 1,310 295
Biogen, Inc. (a) ........................................................ 816 115
Boston Scientific Corp. (a) ................................................ 12,299 1,277
Bristol-Myers Squibb Co. ................................................ 6,097 363
Cardinal Health, Inc. .................................................... 2,310 299
Cencora, Inc. ......................................................... 1,410 357
CVS Health Corp. ...................................................... 6,602 434
Danaher Corp. ........................................................ 5,636 1,171
DaVita, Inc. (a) ........................................................ 748 111
Edwards Lifesciences Corp. (a) ............................................. 5,760 413
Elevance Health, Inc. .................................................... 2,330 925
Eli Lilly & Co. ........................................................ 8,712 8,021
GE HealthCare Technologies, Inc. .......................................... 3,779 330
Gilead Sciences, Inc. .................................................... 8,764 1,002
HCA Healthcare, Inc. ................................................... 2,571 787
Humana, Inc. ......................................................... 886 240
IDEXX Laboratories, Inc. (a) .............................................. 808 353
Intuitive Surgical, Inc. (a) ................................................. 3,159 1,811

Victory Portfolios III
Victory Growth and Tax Strategy Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Johnson & Johnson ..................................................... 14,406 $ 2,377
Labcorp Holdings, Inc. .................................................. 522 131
McKesson Corp. ....................................................... 1,450 928
Merck & Co., Inc. ...................................................... 17,173 1,584
Mettler-Toledo International, Inc. (a) ......................................... 250 318
Quest Diagnostics, Inc. .................................................. 600 104
Regeneron Pharmaceuticals, Inc. ........................................... 300 210
ResMed, Inc. ......................................................... 1,315 307
Revvity, Inc. .......................................................... 680 76
Stryker Corp. ......................................................... 3,361 1,298
The Cigna Group ...................................................... 2,052 634
Thermo Fisher Scientific, Inc. .............................................. 3,716 1,966
UnitedHealth Group, Inc. ................................................. 8,807 4,183
Vertex Pharmaceuticals, Inc. (a) ............................................. 2,479 1,189
Waters Corp. (a) ........................................................ 690 260
Zimmer Biomet Holdings, Inc. ............................................. 928 97
Zoetis, Inc. ........................................................... 4,481 749
41,975
Industrials (3.9%):
3M Co. .............................................................. 610 95
Allegion PLC ......................................................... 613 79
Amentum Holdings, Inc. (a) ............................................... 963 19
AMETEK, Inc. ........................................................ 2,776 525
Automatic Data Processing, Inc. ............................................ 4,040 1,273
Carrier Global Corp. .................................................... 7,990 518
Caterpillar, Inc. ........................................................ 5,175 1,780
Cintas Corp. .......................................................... 4,176 867
Copart, Inc. (a) ......................................................... 9,144 501
CSX Corp. ........................................................... 24,039 769
Cummins, Inc. ........................................................ 1,300 479
Deere & Co. .......................................................... 3,333 1,602
Dover Corp. .......................................................... 1,434 285
Eaton Corp. PLC ....................................................... 4,316 1,266
Emerson Electric Co. .................................................... 4,724 574
Equifax, Inc. .......................................................... 1,023 251
Expeditors International of Washington, Inc. ................................... 1,578 185
Fastenal Co. .......................................................... 5,382 408
FedEx Corp. .......................................................... 1,690 444
Fortive Corp. ......................................................... 1,835 146
GE Vernova, Inc. ....................................................... 2,834 950
General Dynamics Corp. ................................................. 1,726 436
General Electric Co. .................................................... 11,338 2,347
Honeywell International, Inc. .............................................. 4,610 981
Howmet Aerospace, Inc. ................................................. 3,713 507
Illinois Tool Works, Inc. .................................................. 2,480 655
Ingersoll Rand, Inc. ..................................................... 4,166 353
Jacobs Solutions, Inc. ................................................... 963 123
Johnson Controls International PLC ......................................... 6,676 572
L3Harris Technologies, Inc. ............................................... 808 167
Lockheed Martin Corp. .................................................. 1,618 729
Masco Corp. .......................................................... 2,842 214
Masterbrand, Inc. (a) .................................................... 1,563 22
Norfolk Southern Corp. .................................................. 2,167 533
Northrop Grumman Corp. ................................................ 1,346 622
Old Dominion Freight Line, Inc. ............................................ 1,764 311
Otis Worldwide Corp. ................................................... 2,705 270
PACCAR, Inc. ........................................................ 3,846 412
Parker-Hannifin Corp. ................................................... 1,216 813
Paychex, Inc. ......................................................... 2,957 448
Pentair PLC .......................................................... 869 82
Quanta Services, Inc. .................................................... 1,444 375
Republic Services, Inc. .................................................. 2,086 494
Robert Half, Inc. ....................................................... 750 44

Victory Portfolios III
Victory Growth and Tax Strategy Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Rockwell Automation, Inc. ................................................ 980 $ 281
RTX Corp. ........................................................... 9,870 1,313
Snap-on, Inc. ......................................................... 554 189
Southwest Airlines Co. .................................................. 4,050 126
Stanley Black & Decker, Inc. .............................................. 663 57
Textron, Inc. .......................................................... 2,070 155
The Boeing Co. (a) ...................................................... 3,526 616
Trane Technologies PLC ................................................. 2,802 991
TransDigm Group, Inc. .................................................. 593 811
Union Pacific Corp. ..................................................... 7,119 1,756
United Parcel Service, Inc. , Class B ......................................... 430 51
United Rentals, Inc. ..................................................... 750 482
Veralto Corp. ......................................................... 2,045 204
Verisk Analytics, Inc. .................................................... 1,450 431
W.W. Grainger, Inc. ..................................................... 478 488
Waste Management, Inc. ................................................. 3,791 882
Westinghouse Air Brake Technologies Corp. ................................... 1,745 323
Xylem, Inc. ........................................................... 1,548 203
33,885
Information Technology (15.9%):
Accenture PLC , Class A .................................................. 5,486 1,912
Adobe, Inc. (a) ......................................................... 4,558 1,999
Advanced Micro Devices, Inc. (a) ........................................... 16,362 1,634
Akamai Technologies, Inc. (a) .............................................. 1,250 101
Amphenol Corp. , Class A ................................................. 11,268 750
Analog Devices, Inc. .................................................... 2,646 609
ANSYS, Inc. (a) ........................................................ 796 265
Apple, Inc. ........................................................... 146,293 35,380
Applied Materials, Inc. .................................................. 10,028 1,585
Arista Networks, Inc. (a) .................................................. 9,456 880
Autodesk, Inc. (a) ....................................................... 1,733 475
Broadcom, Inc. ........................................................ 41,300 8,236
Cadence Design Systems, Inc. (a) ........................................... 2,583 647
Cisco Systems, Inc. ..................................................... 31,509 2,020
Cognizant Technology Solutions Corp. , Class A ................................. 3,759 313
Corning, Inc. .......................................................... 7,670 385
Fortinet, Inc. (a) ........................................................ 7,295 788
Gartner, Inc. (a) ........................................................ 387 193
Hewlett Packard Enterprise Co. ............................................ 7,926 157
HP, Inc. ............................................................. 10,174 314
International Business Machines Corp. ....................................... 4,045 1,021
Intuit, Inc. ............................................................ 2,547 1,563
Keysight Technologies, Inc. (a) ............................................. 1,866 298
KLA Corp. ........................................................... 1,555 1,102
Lam Research Corp. .................................................... 15,940 1,223
Microchip Technology, Inc. ............................................... 2,740 161
Micron Technology, Inc. ................................................. 10,075 943
Microsoft Corp. ....................................................... 71,508 28,388
Motorola Solutions, Inc. ................................................. 1,485 654
NetApp, Inc. .......................................................... 2,470 247
NVIDIA Corp. ........................................................ 243,911 30,469
Oracle Corp. .......................................................... 18,595 3,088
QUALCOMM, Inc. ..................................................... 11,993 1,885
Roper Technologies, Inc. ................................................. 798 466
Salesforce, Inc. ........................................................ 6,223 1,854
SanDisk Corp. (a) ...................................................... 306 14
Seagate Technology Holdings PLC .......................................... 2,326 237
ServiceNow, Inc. (a) ..................................................... 1,714 1,594
Synopsys, Inc. (a) ....................................................... 1,398 639
TE Connectivity PLC ................................................... 2,933 452
Texas Instruments, Inc. .................................................. 8,840 1,733
VeriSign, Inc. (a) ....................................................... 690 164

Victory Portfolios III
Victory Growth and Tax Strategy Fund
7
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Western Digital Corp. (a) ................................................. 920 $ 45
136,883
Materials (0.8%):
Air Products and Chemicals, Inc. ........................................... 1,398 442
Avery Dennison Corp. ................................................... 660 124
Ball Corp. ............................................................ 2,732 144
CF Industries Holdings, Inc. ............................................... 2,538 206
Corteva, Inc. .......................................................... 4,359 274
Dow, Inc. ............................................................ 1,690 64
DuPont de Nemours, Inc. ................................................. 3,431 281
Eastman Chemical Co. ................................................... 940 92
Ecolab, Inc. .......................................................... 1,433 385
Freeport-McMoRan, Inc. ................................................. 15,889 586
International Flavors & Fragrances, Inc. ...................................... 767 63
International Paper Co. .................................................. 2,781 157
Linde PLC ........................................................... 4,727 2,208
Martin Marietta Materials, Inc. ............................................. 721 348
Nucor Corp. .......................................................... 2,642 363
PPG Industries, Inc. ..................................................... 1,640 186
The Mosaic Co. ........................................................ 4,420 106
The Sherwin-Williams Co. ................................................ 2,304 835
Vulcan Materials Co. .................................................... 1,110 274
7,138
Real Estate (0.5%):
American Tower Corp. ................................................... 2,283 470
AvalonBay Communities, Inc. ............................................. 510 115
CBRE Group, Inc. , Class A (a) ............................................. 3,167 450
Equinix, Inc. .......................................................... 571 517
Equity Residential ...................................................... 2,215 164
Host Hotels & Resorts, Inc. ............................................... 740 12
Iron Mountain, Inc. ..................................................... 3,568 333
Prologis, Inc. ......................................................... 4,119 510
Public Storage ......................................................... 495 150
Simon Property Group, Inc. ............................................... 3,796 706
Ventas, Inc. ........................................................... 1,230 85
Welltower, Inc. ........................................................ 4,568 701
4,213
Utilities (0.5%):
Ameren Corp. ......................................................... 1,840 187
American Electric Power Co., Inc. .......................................... 2,820 299
CenterPoint Energy, Inc. ................................................. 5,327 183
CMS Energy Corp. ..................................................... 1,560 114
Consolidated Edison, Inc. ................................................ 1,480 150
Constellation Energy Corp. ............................................... 3,575 896
Dominion Energy, Inc. ................................................... 1 — (b)
DTE Energy Co. ....................................................... 918 123
Duke Energy Corp. ..................................................... 1,811 213
Entergy Corp. ......................................................... 880 77
Eversource Energy ..................................................... 1,380 87
Exelon Corp. ......................................................... 1 — (b)
NextEra Energy, Inc. .................................................... 12,560 881
NRG Energy, Inc. ...................................................... 2,789 295
Public Service Enterprise Group, Inc. ........................................ 3,040 247
Sempra .............................................................. 2,820 202
The Southern Co. ...................................................... 2,590 232
WEC Energy Group, Inc. ................................................. 2,417 258
Xcel Energy, Inc. ....................................................... 2,090 150
4,594
Total Common Stocks (Cost $55,745)
a
a
a
410,575

Victory Portfolios III
Victory Growth and Tax Strategy Fund
8
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR , expiring   1/2/26 (a) (d) .................................. 568 $ 1
Total Rights (Cost $—)
a
a
a
1
Principal Amount
(000)
Municipal Bonds (54.5%)
Alabama (1.5%):
Alabama Housing Finance Authority Revenue , Series D , 4 .55% , 10/1/54 , Continuously
Callable @100 ..................................................... $ 3,500 3,407
Black Belt Energy Gas District Revenue , Series D-1 , 5 .50% , 6/1/49 ................... 1,000 1,063
Cooper Green Mercy Health Services Authority Revenue , 5 .25% , 9/1/52 , Continuously
Callable @100 ..................................................... 2,000 2,107
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 1,000 1,077
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 1/1/56 , Continuously Callable @100 ......................... 1,000 1,060
Series B , 5 .25% , 3/1/55 .............................................. 1,600 1,708
Walker County Board of Education Special Tax , 4 .25% , 3/1/54 , Continuously Callable @100 2,500 2,451
12,873
Alaska (0.4%):
Alaska Housing Finance Corp. Revenue , Series A , 4 .65% , 6/1/51 , Continuously Callable @100 3,000 3,004
Arizona (1.5%):
Arizona IDA Revenue
5 .00% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,048
Series B , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 400 379
Series B , 4 .00% , 7/1/52 , Continuously Callable @100 ......................... 840 714
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 1,006
La Paz County IDA Revenue
4 .00% , 2/15/41 , Continuously Callable @100 ............................... 425 380
4 .00% , 2/15/46 , Continuously Callable @100 ............................... 345 289
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 300 237
Maricopa County & Phoenix IDA Revenue , Series A , 4 .70% , 9/1/55 , Continuously Callable
@100 ........................................................... 750 753
Maricopa County IDA Revenue
4 .00% , 7/1/51 , Continuously Callable @100 (e) ............................. 1,500 1,263
Series A , 5 .00% , 9/1/42 , Continuously Callable @100 ......................... 500 514
Series A , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 735 671
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 856
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (e) ............. 2,000 2,036
Tempe IDA Revenue , Series B , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 1,185 1,069
The County of Pima IDA Revenue , 4 .00% , 6/15/51 , Continuously Callable @100 (e) ....... 1,000 814
The IDA of the City of Phoenix Arizona Revenue , 5 .00% , 7/1/46 , Continuously Callable @100 1,300 1,273
13,302
California (1.7%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 2,000 2,000
Los Angeles Housing Authority Revenue , Series A , 4 .40% , 12/1/54 , Continuously Callable
@100 ........................................................... 2,000 1,910
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2024-DBE-8152 , 1 .30% , 7/1/54 , Continuously Callable @100 (e) (f) .......... 5,400 5,400
State of California, GO , 5 .00% , 8/1/45 , Continuously Callable @100 .................. 1,000 1,005
Sutter Butte Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.) , 5 .00% , 10/1/40 , Continuously Callable @100 ................... 1,000 1,008
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee
Corp.) , 8/1/34 (g) ................................................... 4,435 3,314
14,637
Colorado (1.5%):
Colorado Educational & Cultural Facilities Authority Revenue
5 .00% , 4/1/48 , Continuously Callable @100 ............................... 710 717
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 567
5 .00% , 9/1/52 , Continuously Callable @100 ............................... 730 742
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 1,000 949

Victory Portfolios III
Victory Growth and Tax Strategy Fund
9
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 1/1/62 , Continuously Callable @100 ............................... $ 795 $ 637
Series A , 5 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,000 1,040
Colorado Health Facilities Authority Revenue
5 .00% , 6/1/45 , Pre-refunded  6/1/25 @ 100 ................................ 1,000 1,005
Series A , 4 .00% , 9/1/50 , Pre-refunded  9/1/30 @ 100 ......................... 1,000 1,067
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 1,000 857
Denver Convention Center Hotel Authority Revenue , 5 .00% , 12/1/40 , Continuously Callable
@100 ........................................................... 1,000 1,015
Denver Health & Hospital Authority Certificate of Participation , 5 .00% , 12/1/48 , Continuously
Callable @100 ..................................................... 1,900 1,896
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/41 , Continuously Callable @100 ........................ 250 252
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 1,000 1,004
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 1,000 1,022
12,770
Connecticut (0.6%):
Connecticut Housing Finance Authority Revenue , Series A-1 , 4 .65% , 11/15/51 , Continuously
Callable @100 ..................................................... 1,500 1,506
Connecticut State Health & Educational Facilities Authority Revenue , 5 .25% , 7/1/53 ,
Continuously Callable @100 ........................................... 1,000 1,068
State of Connecticut, GO
Series A , 5 .00% , 4/15/36 , Continuously Callable @100 ........................ 1,500 1,612
Series A , 5 .00% , 4/15/37 , Continuously Callable @100 ........................ 1,000 1,053
5,239
Delaware (0.0%):(c)
Delaware State Housing Authority Revenue , Series A , 4 .70% , 7/1/55 , Continuously Callable
@100 ........................................................... 250 251
Florida (3.1%):
Capital Trust Agency, Inc. Revenue
5 .00% , 8/1/40 , Continuously Callable @100 ............................... 600 616
5 .00% , 8/1/55 , Continuously Callable @100 ............................... 1,300 1,304
Capital Trust Authority Revenue , Series A , 5 .13% , 12/15/54 , Continuously Callable @100 .. 1,000 944
City of Atlantic Beach Revenue , Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ... 1,000 988
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 1,500 1,254
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 500 417
County of Miami Dade Aviation Revenue , Series B , 5 .25% , 10/1/55 , Continuously Callable
@100 ........................................................... 1,500 1,618
Florida Development Finance Corp. Revenue
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,175 1,184
Series A , 5 .00% , 6/15/52 , Continuously Callable @100 ........................ 1,250 1,251
Florida Housing Finance Corp. Revenue , Series 1 , 4 .65% , 7/1/55 , Continuously Callable @100 3,000 3,016
Lee County IDA Revenue
Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........................ 850 812
Series A , 5 .25% , 11/15/54 , Continuously Callable @100 ....................... 2,000 2,068
Orange County Health Facilities Authority Revenue
Series A , 4 .50% , 10/1/56 , Continuously Callable @100 ........................ 1,000 976
Series A , 5 .25% , 10/1/56 , Continuously Callable @100 ........................ 3,000 3,191
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 1,000 857
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/38 , Continuously Callable
@103 ........................................................... 700 717
Seminole County IDA Revenue , Series A , 4 .00% , 6/15/51 , Continuously Callable @100 (e) .. 830 686
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation , Series
A-1 , 5 .00% , 3/1/30 , Continuously Callable @100 (e) .......................... 1,000 1,001
Volusia County Educational Facility Authority Revenue
5 .25% , 6/1/54 , Continuously Callable @100 ............................... 3,000 3,110
Series B , 5 .00% , 10/15/45 , Pre-refunded  4/15/25 @ 100 ....................... 1,000 1,003
27,013
Georgia (2.1%):
Development Authority of Appling County Revenue , 1 .20% , 9/1/29 , Continuously Callable
@100 (f) ......................................................... 4,900 4,900

Victory Portfolios III
Victory Growth and Tax Strategy Fund
10
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Development Authority of Floyd County Revenue , Series GA , 1 .20% , 9/1/26 , Continuously
Callable @100 (f) ................................................... $ 2,100 $ 2,100
Development Authority of Heard County Revenue , Series GA , 1 .21% , 9/1/26 , Continuously
Callable @100 (f) ................................................... 3,400 3,400
Georgia Housing & Finance Authority Revenue
Series A , 4 .70% , 12/1/55 , Continuously Callable @100 ........................ 2,000 2,012
Series C , 4 .60% , 12/1/54 , Continuously Callable @100 ........................ 1,000 1,001
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,000 1,001
Main Street Natural Gas, Inc. Revenue , Series D , 5 .00% , 5/1/54 ...................... 2,000 2,108
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 425 387
The Burke County Development Authority Revenue , Series 1 , 1 .20% , 11/1/48 , Continuously
Callable @100 (f) ................................................... 900 900
The Development Authority of Burke County Revenue , Series 1 , 1 .10% , 7/1/49 , Continuously
Callable @100 (f) ................................................... 175 175
17,984
Idaho (0.1%):
Idaho Health Facilities Authority Revenue , Series A , 5 .25% , 3/1/53 , Continuously Callable
@100 ........................................................... 1,000 1,069
Illinois (4.3%):
Chicago Board of Education, GO
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 3,200 3,140
Series H , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 2,000 1,972
Chicago Midway International Airport Revenue , Series B , 5 .00% , 1/1/41 , Continuously
Callable @100 ..................................................... 1,000 1,009
Chicago O'Hare International Airport Revenue , Series C , 5 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 1,000 1,021
Chicago Transit Authority Sales Tax Receipts Fund Revenue , Series A , 5 .00% , 12/1/52 ,
Continuously Callable @100 ........................................... 685 713
City of Chicago Wastewater Transmission Revenue , Series A , 5 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 1,000 1,009
City of Chicago, GO , Series A , 5 .00% , 1/1/45 , Continuously Callable @100 ............. 2,500 2,531
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 1,000 884
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 1,000 1,020
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 1,000 1,035
Illinois Educational Facilities Authority Revenue , 4 .00% , 11/1/36 , Continuously Callable
@102 ........................................................... 1,000 1,010
Illinois Finance Authority Revenue
3 .90% , 3/1/30 , Continuously Callable @100 ............................... 1,000 1,000
0.00%, 5/15/40 , Continuously Callable @100 (h) ............................ 1,275 804
5 .00% , 8/15/44 , Continuously Callable @100 ............................... 1,000 1,001
4 .00% , 10/15/44 , Continuously Callable @103 .............................. 2,000 1,657
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 1,000 1,015
Series A , 5 .00% , 5/15/45 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 1,000 856
Series B , 5 .00% , 10/1/49 , Continuously Callable @100 (e) ...................... 750 740
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ 45 46
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ 25 26
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ 930 914
Illinois Housing Development Authority Revenue , Series I , 4 .63% , 4/1/50 , Continuously
Callable @100 ..................................................... 3,000 2,945
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 2,500 2,561
Northern Illinois University Certificate of Participation , 5 .50% , 4/1/49 , Continuously Callable
@100 ........................................................... 1,000 1,075
Sangamon County Water Reclamation District, GO , Series A , 5 .75% , 1/1/53 , Continuously
Callable @100 ..................................................... 1,235 1,247
St. Clair County Community Unit School District No. 187 Cahokia, GO (INS - Assured
Guaranty Municipal Corp.) , Series A , 5 .00% , 1/1/54 , Continuously Callable @100 .... 1,000 1,032
State of Illinois, GO
5 .50% , 5/1/39 , Continuously Callable @100 ............................... 225 245

Victory Portfolios III
Victory Growth and Tax Strategy Fund
11
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .50% , 3/1/47 , Continuously Callable @100 ......................... $ 1,000 $ 1,069
Series B , 4 .00% , 10/1/33 , Continuously Callable @100 ........................ 2,300 2,364
36,942
Indiana (1.2%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.) ,
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 1,000 1,002
Indiana Finance Authority Revenue
5 .25% , 3/1/54 , Continuously Callable @100 ............................... 4,000 4,203
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,100 1,100
Indiana Housing & Community Development Authority Revenue , Series A-1 , 4 .70% , 7/1/55 ,
Continuously Callable @100 ........................................... 2,500 2,503
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 1,500 1,500
10,308
Iowa (0.2%):
Iowa Finance Authority Revenue , Series A , 4 .75% , 7/1/55 , Continuously Callable @100 .... 1,260 1,271
Kansas (0.9%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 6/1/42 , Continuously Callable @100 (e) ....................... 1,000 1,003
City of Lawrence Revenue , Series A , 5 .00% , 7/1/43 , Continuously Callable @100 ........ 1,500 1,527
City of Manhattan Revenue , Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ........ 1,000 824
City of Wichita Revenue , Series K-96 , 4 .63% , 9/1/33 ............................. 175 175
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (e) ......................................... 2,000 2,081
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A , 5 .00% , 9/1/44 , Continuously Callable @100 ......................... 1,250 1,251
Series A , 5 .00% , 9/1/45 , Continuously Callable @100 ......................... 1,000 1,003
7,864
Kentucky (1.3%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... 1,000 1,018
Kentucky Economic Development Finance Authority Revenue , Series A , 5 .00% , 5/15/46 ,
Continuously Callable @100 ........................................... 1,000 811
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 12/1/45 , Continuously Callable @100 .......... 1,000 1,020
Kentucky Municipal Energy Agency Revenue , 5 .00% , 1/1/50 , Continuously Callable @100 .. 3,000 3,176
Kentucky Public Energy Authority Revenue , Series B , 5 .00% , 1/1/55 .................. 1,250 1,344
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 4,000 4,015
11,384
Louisiana (0.9%):
City of Shreveport Water & Sewer Revenue , 5 .00% , 12/1/40 , Continuously Callable @100 .. 1,000 1,011
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/44 , Continuously Callable @100 .................................... 500 471
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series C , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 1,001
Louisiana Housing Corp. Revenue , Series A , 4 .70% , 6/1/55 , Continuously Callable @100 ... 1,000 1,005
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,000 1,021
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,000 1,017
Louisiana Public Facilities Authority Revenue , 5 .00% , 7/1/52 , Continuously Callable @100 . 1,000 1,010
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 6/1/51 , Pre-refunded  6/1/25 @ 100 ................................ 1,000 1,006
7,542
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 1,000 822
Maine State Housing Authority Revenue , Series A , 4 .70% , 11/15/53 , Continuously Callable
@100 ........................................................... 2,000 2,003
2,825
Maryland (1.0%):
City of Gaithersburg Revenue , 5 .13% , 1/1/42 , Continuously Callable @103 ............. 865 883
Maryland Health & Higher Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 1,250 1,311

Victory Portfolios III
Victory Growth and Tax Strategy Fund
12
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 7/1/54 , Continuously Callable @100 ............................... $ 1,250 $ 1,314
5 .00% , 10/1/54 , Continuously Callable @100 ............................... 2,500 2,620
Series A , 5 .25% , 7/1/52 , Continuously Callable @100 ......................... 2,000 2,151
8,279
Massachusetts (1.4%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 1,000
4 .00% , 9/1/48 , Continuously Callable @100 ............................... 1,380 1,238
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,500 1,214
5 .00% , 10/1/57 , Continuously Callable @103 (e) ............................. 1,000 1,001
Series A , 5 .00% , 6/1/39 , Pre-refunded  6/1/29 @ 100 ......................... 1,000 1,093
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 ......................... 1,600 1,558
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 500 492
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,000 753
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... 850 732
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 1,000 1,000
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... 1,000 1,004
Series T1 , 2 .46% ( MUNIPSA + 60 bps ) , 7/1/49 (e) (i) ........................... 1,250 1,245
12,330
Michigan (1.3%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,000 1,005
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program) , 5 .00% , 5/1/42 , Continuously Callable @100 ........................ 1,000 1,042
Karegnondi Water Authority Revenue , 5 .00% , 11/1/41 , Continuously Callable @100 ....... 1,000 1,039
Kentwood Economic Development Corp. Revenue , 4 .00% , 11/15/45 , Continuously Callable
@103 ........................................................... 500 449
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 5 .00% , 5/1/40 , Continuously Callable @100 ............................. 1,250 1,272
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 1,000 1,008
Michigan Finance Authority Revenue
4 .00% , 2/1/42 , Continuously Callable @100 ............................... 745 636
4 .00% , 9/1/45 , Continuously Callable @100 ............................... 1,000 830
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 1,490 946
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 2,000 2,088
Wayne County Airport Authority Revenue , Series B , 5 .00% , 12/1/44 , Continuously Callable
@100 ........................................................... 1,000 1,001
11,316
Minnesota (0.2%):
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5 .00% , 11/15/44 , Pre-refunded 11/15/25 @ 100 ............................. 1,000 1,016
Series A , 5 .00% , 11/15/47 , Continuously Callable @100 ....................... 1,000 1,006
2,022
Missouri (1.0%):
Health & Educational Facilities Authority of the State of Missouri Revenue
5 .00% , 8/1/45 , Continuously Callable @100 ............................... 1,270 1,234
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 480 419
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 500 524
Series A , 4 .00% , 2/15/49 , Continuously Callable @100 ........................ 250 232
Missouri Development Finance Board Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 1,000 825
Missouri Housing Development Commission Revenue , Series A , 4 .65% , 11/1/55 , Continuously
Callable @100 ..................................................... 3,000 3,015
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 1,000 1,037
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,000 1,039
8,325
Nebraska (0.6%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 ............................................... 2,000 2,105
Series A , 5 .00% , 9/1/42 .............................................. 1,000 1,090
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 1,000 1,001

Victory Portfolios III
Victory Growth and Tax Strategy Fund
13
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Nebraska Investment Finance Authority Revenue , Series A , 4 .65% , 9/1/55 , Continuously
Callable @100 ..................................................... $ 1,000 $ 1,002
5,198
Nevada (0.5%):
Carson City Revenue , 5 .00% , 9/1/42 , Continuously Callable @100 ................... 1,000 1,012
Las Vegas Convention & Visitors Authority Revenue , Series C , 4 .00% , 7/1/41 , Continuously
Callable @100 ..................................................... 1,555 1,556
Las Vegas Redevelopment Agency Tax Allocation , 5 .00% , 6/15/45 , Continuously Callable
@100 ........................................................... 1,500 1,507
4,075
New Hampshire (0.6%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 2,000 1,634
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,043
Series A , 5 .25% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,031
Series C , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 1,000 1,034
4,742
New Jersey (1.7%):
New Jersey Economic Development Authority Revenue
5 .00% , 6/15/43 , Pre-refunded 12/15/28 @ 100 .............................. 370 401
5 .00% , 6/15/43 , Continuously Callable @100 ............................... 630 652
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 981
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 1,000 1,017
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 1,000 1,035
Series DDD , 5 .00% , 6/15/42 , Pre-refunded  6/15/27 @ 100 ..................... 2,000 2,101
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/37 , Continuously Callable @100 .......................... 500 512
New Jersey Educational Facilities Authority Revenue , Series B , 5 .00% , 9/1/36 , Continuously
Callable @100 ..................................................... 1,000 1,022
New Jersey Health Care Facilities Financing Authority Revenue
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 1,000 1,045
Series A , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 1,000 1,090
New Jersey Transportation Trust Fund Authority Revenue
5 .00% , 6/15/48 , Pre-refunded 12/15/32 @ 100 .............................. 1,000 1,155
Series A , 12/15/38 .................................................. 1,500 869
South Jersey Transportation Authority Revenue , Series A , 5 .00% , 11/1/39 , Continuously
Callable @100 ..................................................... 1,250 1,250
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.) ,
5 .25% , 11/1/52 , Continuously Callable @100 ............................... 500 538
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 516
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 500 510
14,694
New Mexico (0.2%):
New Mexico Mortgage Finance Authority Revenue , Series A , 4 .75% , 9/1/55 , Continuously
Callable @100 ..................................................... 1,945 1,949
New York (5.9%):
Build NYC Resource Corp. Revenue , Series A , 7 .00% , 4/15/53 , Continuously Callable
@100 (e) ......................................................... 1,000 1,104
City of Dunkirk, GO , 7 .50% , 7/24/25 (e) ....................................... 1,250 1,255
City of New York, GO , Series B-3 , 1 .15% , 10/1/46 , Continuously Callable @100 (f) ....... 16,865 16,865
Clinton County Capital Resource Corp. Revenue , 5 .00% , 7/1/46 , Continuously Callable
@100 (e) ......................................................... 800 814
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 2,000 2,004
New York City Municipal Water Finance Authority Revenue , Series DD , 1 .15% , 6/15/33 ,
Continuously Callable @100 (f) ......................................... 15,625 15,625
New York Liberty Development Corp. Revenue
5 .25% , 10/1/35 .................................................... 630 732
5 .50% , 10/1/37 .................................................... 1,500 1,802
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 1,000 926
New York State Dormitory Authority Revenue
5 .50% , 10/1/54 , Continuously Callable @100 ............................... 1,500 1,633

Victory Portfolios III
Victory Growth and Tax Strategy Fund
14
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 7/1/57 , Continuously Callable @100 ............................... $ 1,000 $ 946
St. Lawrence County Industrial Development Agency Revenue , 5 .25% , 7/1/52 , Continuously
Callable @100 ..................................................... 1,190 1,251
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 266 , 4 .70% ,
10/1/52 , Continuously Callable @100 .................................... 1,500 1,506
The Genesee County Funding Corp. Revenue , Series A , 5 .25% , 12/1/52 , Continuously Callable
@100 ........................................................... 500 520
Triborough Bridge & Tunnel Authority Revenue , Series A , 4 .50% , 12/1/56 , Continuously
Callable @100 ..................................................... 1,000 1,002
Village of Sylvan Beach, GO , 5 .75% , 1/15/26 , Continuously Callable @100 ............. 3,000 3,006
50,991
North Carolina (0.7%):
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,000 1,016
4 .50% , 12/1/44 , Continuously Callable @100 ............................... 2,000 1,998
5 .00% , 1/1/49 , Continuously Callable @103 ............................... 1,500 1,517
Series A , 5 .13% , 10/1/54 , Continuously Callable @100 ........................ 1,500 1,533
6,064
North Dakota (0.3%):
City of Grand Forks Revenue , 4 .00% , 12/1/51 , Continuously Callable @100 ............ 1,450 1,241
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 1,000 1,016
2,257
Ohio (1.3%):
Columbus Regional Airport Authority Revenue , Series B , 5 .25% , 1/1/55 , Continuously
Callable @100 ..................................................... 580 629
County of Hamilton Revenue , Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ...... 500 516
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 2,420 2,439
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.) ,
5 .00% , 12/1/43 , Continuously Callable @100 ............................... 775 824
Ohio Higher Educational Facility Commission Revenue
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 750 642
5 .25% , 1/1/52 , Continuously Callable @100 ............................... 1,000 1,029
4 .00% , 10/1/52 , Continuously Callable @100 ............................... 2,000 1,629
Ohio Housing Finance Agency Revenue , Series A , 4 .70% , 9/1/55 , Continuously Callable
@100 ........................................................... 3,000 3,029
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/43 , Continuously Callable @100 ... 750 697
11,434
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 1,000 1,021
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/37 , Continuously Callable @102 .. 750 770
1,791
Oregon (0.3%):
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 814
Salem Hospital Facility Authority Revenue
4 .00% , 5/15/47 , Continuously Callable @103 ............................... 1,000 885
5 .00% , 5/15/53 , Continuously Callable @102 ............................... 1,250 1,214
2,913
Pennsylvania (3.1%):
Allegheny County Hospital Development Authority Revenue , Series A , 5 .00% , 4/1/47 ,
Continuously Callable @100 ........................................... 2,000 2,020
Berks County IDA Revenue , 5 .00% , 5/15/43 , Pre-refunded  5/15/25 @ 102 ............. 350 358
Butler County Hospital Authority Revenue , 5 .00% , 7/1/39 , Continuously Callable @100 .... 1,665 1,588
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.) , 4 .00% ,
6/1/44 , Continuously Callable @100 ..................................... 1,500 1,437
Commonwealth of Pennsylvania Certificate of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,019
Lancaster County Hospital Authority Revenue , 5 .00% , 11/1/35 , Continuously Callable @100 1,000 1,001
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 500 429
Latrobe IDA Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 ................... 800 663
Lehigh County General Purpose Authority Revenue , 5 .25% , 2/1/54 , Continuously Callable
@100 ........................................................... 1,400 1,496

Victory Portfolios III
Victory Growth and Tax Strategy Fund
15
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Montgomery County IDA Revenue
4 .00% , 10/1/46 , Continuously Callable @100 ............................... $ 625 $ 546
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 825 691
Northampton County General Purpose Authority Revenue
5 .00% , 8/15/43 , Continuously Callable @100 ............................... 1,000 1,020
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,500 2,531
Pennsylvania Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/15/46 ,
Continuously Callable @100 ........................................... 1,575 1,355
Pennsylvania Housing Finance Agency Revenue , Series -147A , 4 .73% , 4/1/53 , Continuously
Callable @100 ..................................................... 1,500 1,509
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series B , 5 .00% , 12/1/39 ,
Continuously Callable @100 ........................................... 1,000 1,048
Pennsylvania Turnpike Commission Revenue
Series A-1 , 5 .00% , 12/1/46 , Continuously Callable @100 ...................... 1,000 1,004
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 1,000 1,019
Philadelphia IDA Revenue , 5 .00% , 8/1/50 , Continuously Callable @100 ............... 1,050 1,056
Reading School District, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 3/1/38 ,
Continuously Callable @100 ........................................... 1,500 1,544
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 156 159
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 78 84
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 1,050 1,047
Series B1 , 0.00% , 6/30/44 , Continuously Callable @87 (j) ...................... 525 389
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,000 1,051
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,022
27,086
Rhode Island (0.4%):
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 85-A , 4 .70% , 4/1/55 ,
Continuously Callable @100 ........................................... 2,000 2,002
Rhode Island Turnpike & Bridge Authority Revenue , Series A , 5 .00% , 10/1/40 , Continuously
Callable @100 ..................................................... 1,000 1,017
3,019
South Carolina (0.6%):
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. 1,000 1,013
5 .25% , 2/1/53 , Continuously Callable @100 ............................... 750 799
South Carolina Public Service Authority Revenue
Series A , 5 .00% , 12/1/55 , Continuously Callable @100 ........................ 1,000 1,047
Series B , 5 .25% , 12/1/54 , Continuously Callable @100 ........................ 1,000 1,077
South Carolina State Housing Finance & Development Authority Revenue , Series A , 4 .70% ,
1/1/55 , Continuously Callable @100 ..................................... 1,000 1,005
4,941
Tennessee (0.9%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/37 , Continuously
Callable @100 ..................................................... 1,500 1,551
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 1,465 1,470
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 500 502
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 860
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,000 992
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 ............................... 2,500 2,685
8,060
Texas (7.3%):
Barbers Hill Independent School District, GO (NBGA - Texas Permanent School Fund) ,
4 .25% , 2/15/54 , Continuously Callable @100 ............................... 2,000 1,986
Bexar County Health Facilities Development Corp. Revenue , 5 .00% , 7/15/37 , Continuously
Callable @104 ..................................................... 1,000 1,004
Capital Area Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-
DBE8159 , 1 .35% , 3/1/41 (e) (f) ......................................... 7,500 7,500
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 1,000 1,023

Victory Portfolios III
Victory Growth and Tax Strategy Fund
16
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
City of Arlington Tax Allocation , 4 .00% , 8/15/50 , Continuously Callable @100 .......... $ 1,700 $ 1,416
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,000 1,001
City of Irving Revenue , 5 .00% , 8/15/43 , Continuously Callable @100 ................. 1,000 1,000
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 1,000 1,003
City of Lewisville Special Assessment (INS - ACA Financial Guaranty Corp.) , 5 .80% , 9/1/25 725 735
Clifton Higher Education Finance Corp. Revenue , 4 .25% , 8/15/52 , Continuously Callable
@100 ........................................................... 1,500 1,452
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5 .00% , 8/15/39 , Continuously Callable @100 ............................... 1,000 1,001
4 .25% , 4/1/53 , Continuously Callable @100 ............................... 3,250 3,215
East Montgomery County Improvement District Sales Tax Revenue , 4 .25% , 8/15/54 ,
Continuously Callable @100 ........................................... 2,500 2,456
EP Cimarron Ventanas PFC Revenue , 4 .13% , 12/1/39 , Continuously Callable @100 ....... 2,000 1,962
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 1,000 956
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 1,000 952
Hidalgo County Regional Mobility Authority Revenue , Series B , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 700 619
Houston Higher Education Finance Corp. Revenue , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,100 905
Houston Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2024-DBE-
8153 , 1 .35% , 3/1/60 , Continuously Callable @100 (e) (f) ....................... 4,990 4,990
Martin County Hospital District, GO , 4 .00% , 4/1/36 , Continuously Callable @100 ........ 350 361
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 1,000 1,000
Mesquite Health Facilities Development Corp. Revenue , 0.00% , 2/15/35 , Continuously
Callable @100 (h) ................................................... 338 4
New Hope Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/1/55 , Continuously Callable @103 ............................... 1,200 1,226
Series A , 5 .00% , 4/1/47 , Pre-refunded  4/1/25 @ 100 ......................... 1,600 1,603
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/38 , Continuously Callable @100 .......... 225 231
Port of Port Arthur Navigation District Revenue , 2 .13% , 11/1/40 , Continuously Callable
@100 (f) ......................................................... 4,500 4,500
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/43 , Continuously Callable @100 .................................... 1,000 1,038
San Antonio Education Facilities Corp. Revenue , 4 .00% , 4/1/54 , Continuously Callable @100 1,000 784
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 994
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (h) ..................... 818 12
Series A , 5 .00% , 7/1/53 , Continuously Callable @100 ......................... 750 787
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (h) ..................... 818 12
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 1,935 1,897
Series B , 5 .00% , 7/1/48 , Continuously Callable @100 ......................... 2,960 3,043
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 1,375 1,425
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-
DBE8158 , 1 .35% , 8/1/62 , Continuously Callable @100 (e) (f) .................... 7,500 7,500
62,594
Utah (0.5%):
Military Installation Development Authority Revenue , Series A-1 , 4 .00% , 6/1/41 , Continuously
Callable @103 ..................................................... 500 454
Utah Charter School Finance Authority Revenue
4 .00% , 4/15/52 , Continuously Callable @100 ............................... 3,000 2,616
4 .50% , 10/15/52 , Continuously Callable @100 .............................. 1,000 961
4,031
Vermont (0.2%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 1,000 890

Victory Portfolios III
Victory Growth and Tax Strategy Fund
17
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/46 ,
Continuously Callable @100 ........................................... $ 1,000 $ 934
1,824
Virginia (0.1%):
Alexandria IDA Revenue , 5 .00% , 10/1/45 , Pre-refunded 10/1/25 @ 100 ................ 1,000 1,013
Washington (0.5%):
Washington Health Care Facilities Authority Revenue
4 .00% , 7/1/42 , Continuously Callable @100 ............................... 1,000 928
Series A , 5 .00% , 1/1/47 , Pre-refunded  1/1/27 @ 100 ......................... 1,000 1,041
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/38 , Continuously Callable @102 (e) ............................. 1,000 982
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,021
Series A-1 , 3 .50% , 12/20/35 ........................................... 283 270
4,242
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue , Series A , 4 .38% , 6/1/53 , Continuously
Callable @100 ..................................................... 3,000 2,935
Wisconsin (1.7%):
Public Finance Authority Revenue
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,000 1,051
5 .00% , 1/1/42 , Continuously Callable @103 (e) ............................. 600 543
5 .50% , 12/1/44 , Continuously Callable @100 (e) ............................. 1,000 1,023
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,000 782
Series A , 5 .25% , 3/1/47 , Continuously Callable @100 ......................... 2,000 1,991
Series A , 5 .25% , 10/1/48 , Continuously Callable @100 ........................ 1,500 1,498
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 880 733
Series A , 5 .75% , 7/1/53 , Continuously Callable @100 (e) ....................... 1,500 1,587
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 600 615
University of Wisconsin Hospitals & Clinics Revenue , Series A , 4 .25% , 4/1/52 , Continuously
Callable @100 ..................................................... 500 482
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 600 519
4 .38% , 8/15/55 , Continuously Callable @100 ............................... 3,000 2,892
4 .00% , 1/1/57 , Continuously Callable @103 ............................... 1,000 813
14,529
Wyoming (0.1%):
Wyoming Community Development Authority Revenue , Series 1 , 4 .88% , 12/1/53 ,
Continuously Callable @100 ........................................... 1,000 1,029
Total Municipal Bonds (Cost $485,126)
a
a
a
469,961
Total Investments (Cost $540,871) — 102.1% 880,537
Liabilities in excess of other assets —  (2.1)% (18,234)
NET ASSETS - 100.00% $ 862,303
(a) Non-income producing security.
(b) Rounds to less than $1 thousand.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of February 28, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2025, the fair value of these securities was
$44,568 (thousands) and amounted to 5.2% of net assets.
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g) Zero-coupon bond.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2025.
(j) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

Victory Portfolios III
Victory Growth and Tax Strategy Fund
18
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
CVR
—
Contingent Value Right
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
February 28, 2025
19
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Growth
and Tax Strategy
Fund
Assets:
Investments, at value (Cost $540,871) $ 880,537
Cash 1,891
Receivables:
Dividends, interest, and securities lending income 4,903
Capital shares issued 214
From Adviser 5
Prepaid expenses 12
Total Assets 887,562
Liabilities:
Payables:
Investments purchased 24,471
Capital shares redeemed 405
Accrued expenses and other payables:
Investment advisory fees 170
Administration fees 96
Custodian fees 3
Transfer agent fees 52
Compliance fees 1
Trustees' fees 1
12b-1 fees 7
Other accrued expenses 53
Total Liabilities 25,259
Commitments and contingencies (Note 4 )
Net Assets:
Capital 519,729
Total accumulated earnings (loss) 342,574
Net Assets $ 862,303
Net Assets:
Fund Shares $ 746,342
Institutional Shares 80,501
Class A 20,063
Class C 15,397
Total $ 862,303
Shares (unlimited number of shares authorized with no par value):
Fund Shares 26,429
Institutional Shares 2,853
Class A 713
Class C 552
Total 30,547
Net asset value, offering and redemption price per share:(a)
Fund Shares $ 28 .24
Institutional Shares 28 .21
Class A 28 .14
Class C(b) 27 .89
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 28 .79
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended February 28, 2025
20
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Growth
and Tax Strategy
Fund
Investment Income:
Dividends $ 4,855
Interest 16,582
Securities lending (net of fees) — (a)
Foreign tax withholding — (a)
Total Income 21,437
Expenses:
Investment advisory fees 2,191
Administration fees — Fund Shares 1,081
Administration fees — Institutional Shares 82
Administration fees — Class A 29
Administration fees — Class C 21
Sub-Administration fees 47
12b-1 fees — Class A 48
12b-1 fees — Class C 137
Custodian fees 38
Transfer agent fees — Fund Shares 387
Transfer agent fees — Institutional Shares 86
Transfer agent fees — Class A 20
Transfer agent fees — Class C 14
Trustees' fees 46
Compliance fees 7
Legal and audit fees 65
State registration and filing fees 98
Interfund lending fees 1
Other expenses 98
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 4,497
Less fees paid indirectly (18)
Expenses waived/reimbursed by Adviser (46)
Net Expenses 4,433
Net Investment Income (Loss) 17,004
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 8,132
Net change in unrealized appreciation/depreciation on investment securities 62,302
Net realized/unrealized gains (losses) on investments 70,434
Change in net assets resulting from operations $ 87,438
(a) Rounds to less than $1 thousand.

21
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Growth and Tax Strategy
Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 17,004 $ 16,814
Net realized gains (losses) 8,132 6,625
Net change in unrealized appreciation/depreciation 62,302 96,426
Change in net assets resulting from operations 87,438 119,865
Distributions to Shareholders:
Fund Shares (16,689) (14,475)
Institutional Shares (1,876) (1,381)
Class A (390) (258)
Class C (177) (95)
Change in net assets resulting from distributions to shareholders (19,132) (16,209)
Change in net assets resulting from capital transactions (3,796) 4,135
Change in net assets 64,510 107,791
Net Assets:
Beginning of period 797,793 690,002
End of period $ 862,303 $ 797,793

22
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth and Tax Strategy
Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 68,085 $ 48,861
Distributions reinvested 15,921 13,802
Cost of shares redeemed (82,155) (88,528)
Total Fund Shares $ 1,851 $ (25,865)
Institutional Shares
Proceeds from shares issued $ 15,896 $ 34,281
Distributions reinvested 603 434
Cost of shares redeemed (22,609) (16,350)
Total Institutional Shares $ (6,110) $ 18,365
Class A
Proceeds from shares issued $ 11,703 $ 12,759
Distributions reinvested 223 181
Cost of shares redeemed (13,553) (6,643)
Total Class A $ (1,627) $ 6,297
Class C
Proceeds from shares issued $ 3,443 $ 6,268
Distributions reinvested 164 82
Cost of shares redeemed (1,517) (1,012)
Total Class C $ 2,090 $ 5,338
Change in net assets resulting from capital transactions $ (3,796) $ 4,135
Share Transactions:
Fund Shares
Issued 2,489 2,036
Reinvested 591 591
Redeemed (3,013) (3,711)
Total Fund Shares 67 (1,084)
Institutional Shares
Issued 582 1,439
Reinvested 22 19
Redeemed (825) (687)
Total Institutional Shares (221) 771
Class A
Issued 431 530
Reinvested 8 8
Redeemed (504) (285)
Total Class A (65) 253
Class C
Issued 127 263
Reinvested 6 4
Redeemed (56) (43)
Total Class C 77 224
Change in Shares (142) 164

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
23
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Fund Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $26.01 $22.61 $23.66 $25.25 $20.96 $20.18
Investment Activities:
Net investment income (loss)(b) 0.56 0.55 0.38 0.42 0.43 0.47
Net realized and unrealized gains (losses) 2.30 3.38 (1.15) (1.60) 4.29 0.77
Total from Investment Activities 2.86 3.93 (0.77) (1.18) 4.72 1.24
Distributions to Shareholders from:
Net investment income (0.63) (0.53) (0.28) (0.41) (0.43) (0.46)
Total Distributions (0.63) (0.53) (0.28) (0.41) (0.43) (0.46)
Net Asset Value, End of Period $28.24 $26.01 $22.61 $23.66 $25.25 $20.96
Total Return(c)(d) 11.15% 17.68% (3.24)% (4.80)% 22.79% 6.25%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.50%(i) 0.51%(i) 0.54% 0.58% 0.59% 0.57%
Net Investment Income (Loss)(e) 2.06% 2.31% 2.26% 1.64% 1.86% 2.25%
Gross Expenses(e)(h) 0.50%(i) 0.51%(i) 0.54% 0.58% 0.59% 0.57%
Supplemental Data:
Net Assets at end of period (000's) $746,342 $685,562 $620,529 $694,234 $701,841 $593,579
Portfolio Turnover(c)(j) 17% 13% 15% 14% 11% 34%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Institutional Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $25.98 $22.59 $23.65 $25.24 $21.05
Investment Activities:
Net investment income (loss)(c) 0.55 0.54 0.38 0.42 0.40
Net realized and unrealized gains (losses) 2.30 3.38 (1.16) (1.60) 4.12
Total from Investment Activities 2.85 3.92 (0.78) (1.18) 4.52
Distributions to Shareholders from:
Net investment income (0.62) (0.53) (0.28) (0.41) (0.33)
Total Distributions (0.62) (0.53) (0.28) (0.41) (0.33)
Net Asset Value, End of Period $28.21 $25.98 $22.59 $23.65 $25.24
Total Return(d)(e) 11.12% 17.63% (3.28)% (4.79)% 21.62%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.54%(i) 0.54%(i) 0.55% 0.57% 0.56%
Net Investment Income (Loss)(f) 2.03% 2.28% 2.25% 1.65% 1.80%
Gross Expenses(f)(h) 0.55%(i) 0.54%(i) 0.57% 0.57% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $80,501 $79,867 $52,018 $64,446 $55,541
Portfolio Turnover(d)(j) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class A
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $25.92 $22.54 $23.59 $25.22 $21.05
Investment Activities:
Net investment income (loss)(c) 0.47 0.47 0.33 0.36 0.31
Net realized and unrealized gains (losses) 2.30 3.37 (1.16) (1.62) 4.16
Total from Investment Activities 2.77 3.84 (0.83) (1.26) 4.47
Distributions to Shareholders from:
Net investment income (0.55) (0.46) (0.22) (0.37) (0.30)
Total Distributions (0.55) (0.46) (0.22) (0.37) (0.30)
Net Asset Value, End of Period $28.14 $25.92 $22.54 $23.59 $25.22
Total Return (excludes sales charge)(d)(e) 10.80% 17.29% (3.50)% (5.10)% 21.35%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.83%(i) 0.83%(i) 0.85% 0.86% 0.86%
Net Investment Income (Loss)(f) 1.74% 1.98% 1.97% 1.42% 1.38%
Gross Expenses(f)(h) 0.91%(i) 0.93%(i) 1.06% 1.03% 13.45%
Supplemental Data:
Net Assets at end of period (000's) $20,063 $20,154 $11,836 $9,754 $525
Portfolio Turnover(d)(j) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class C
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $25.70 $22.40 $23.46 $25.12 $21.05
Investment Activities:
Net investment income (loss)(c) 0.27 0.29 0.20 0.17 0.16
Net realized and unrealized gains (losses) 2.28 3.33 (1.14) (1.60) 4.13
Total from Investment Activities 2.55 3.62 (0.94) (1.43) 4.29
Distributions to Shareholders from:
Net investment income (0.36) (0.32) (0.12) (0.23) (0.22)
Total Distributions (0.36) (0.32) (0.12) (0.23) (0.22)
Net Asset Value, End of Period $27.89 $25.70 $22.40 $23.46 $25.12
Total Return (excludes contingent deferred sales charge)(d)(e) 10.00% 16.36% (3.99)% (5.78)% 20.47%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 1.58%(i) 1.58%(i) 1.59% 1.61% 1.60%
Net Investment Income (Loss)(f) 0.99% 1.24% 1.21% 0.66% 0.70%
Gross Expenses(f)(h) 1.72%(i) 1.76%(i) 1.89% 1.67% 5.63%
Supplemental Data:
Net Assets at end of period (000's) $15,397 $12,210 $5,619 $5,543 $1,221
Portfolio Turnover(d)(j) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
27
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”),  has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Growth and Tax Strategy Fund Growth and Tax Strategy Fund Fund Shares, Institutional Shares,
Class A, and Class C

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
28
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Level 1 Level 2 Level 3 Total
Growth and Tax Strategy Fund
Common Stocks ............................................... $ 410,575 $ — $ — $ 410,575
Rights ...................................................... — — 1 1
Municipal Bonds .............................................. — 469,961 — 469,961
Total ....................................................... $ 410,575 $ 469,961 $ 1 $ 880,537

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
29
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of February 28, 2025, the Fund did not have any securities on loan.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Excluding U.S. Government
Securities
Purchases Sales
Growth and Tax Strategy Fund ................................................................ $ 132,436 $ 154,175

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
30
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.30% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Composite Index which is comprised of 51% of the Lipper General & Insured Municipal Bond Funds Index and 49% of the
Lipper Large-Cap Core Funds Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Composite Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class C, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Growth and Tax Strategy Fund Fund Shares
Institutional
Shares Class A Class C
in thousands $ (276) $ (27) $ (6) $ (5)
as annual % rate (0.04)% (0.03)% (0.03)% (0.03)%

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
31
a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class C are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A and Class C. Amounts incurred and paid to the Distributor for the year ended February 28, 2025, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 28, 2025, the
Distributor received $2 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 28, 2025, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
For the year ended February 28, 2025, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
In effect until June 30, 2025
Fund Shares Institutional Shares Class A Class C
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.61% 0.57% 0.86% 1.61%
Amount
Growth and Tax Strategy Fund ........................................................................... $ 1
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Growth and Tax Strategy Fund ............................... $ 3 $ 32 $ 30 $ 46 $ 111
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.30% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Composite Index which is comprised of 51% of the Lipper General & Insured Municipal Bond Funds Index and 49% of the
Lipper Large-Cap Core Funds Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Composite Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class C, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Growth and Tax Strategy Fund Fund Shares
Institutional
Shares Class A Class C
in thousands $ (276) $ (27) $ (6) $ (5)
as annual % rate (0.04)% (0.03)% (0.03)% (0.03)%

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
32
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.  Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
33
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 28, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2025.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, defaulted bond accruals and REIT adjustments.
Borrower or
Lender
Amount
Outstanding at
February 28, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Growth and Tax Strategy Fund ...................... Borrower $ — $ 4,305 5.87% $ 4,305
Year Ended February 28, 2025
Distributions Paid
From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
Growth and Tax Strategy Fund ................................. $ 4,367 $ 4,367 $ 14,765 $ 19,132
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
Growth and Tax Strategy Fund ................................. $ 4,869 $ 4,869 $ 11,340 $ 16,209
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Growth and Tax Strategy Fund ........ $ 3,376 $ 1,257 $ 4,633 $ (1,705) $ 339,646 $ 342,574

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
34
During the tax year ended February 28, 2025, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of February 28, 2025, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Amount
Growth and Tax Strategy Fund ........................................................................... $ (7,889)
Short-Term
Amount
Long-Term
Amount Total
Growth and Tax Strategy Fund ............................................ $ (1,705) $ — $ (1,705)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Growth and Tax Strategy Fund .......................... $ 540,891 $ 358,209 $ (18,563) $ 339,646

35
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Growth and Tax Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Growth and Tax Strategy Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28,
2023 and each of the three years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
36
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 100%.
For the year ended February 28, 2025, the Fund designated tax-exempt distributions in the amount of $14,765 thousand.

Victory Portfolios III
37
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Growth & Tax Strategy Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
38
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June
30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the
Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service.
The Board determined that the current investment management fee structure was reasonable.
Other Benefits - The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
39
(Unaudited)
and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23403-0425

February 28, 2025
Annual: Full Financials
Victory International Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
19
Statement of Operations
20
Statements of Changes in Net Assets
21
Financial Highlights
23
Notes to Financial Statements (Form N-CSR Item 7) 26
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 34
Supplemental Information (Unaudited)
Additional Information
35
Advisory Contract Approval (Form N-CSR Item 11)
36

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory International Fund
2
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.0%)
Australia (5.2%):
Communication Services (0.0%):(a)
CAR Group Ltd. (b) ..................................................... 51,319 $ 1,193
Consumer Discretionary (1.1%):
Adairs Ltd. (b) ......................................................... 514,769 740
Aristocrat Leisure Ltd. ................................................... 477,479 21,457
Breville Group Ltd. ..................................................... 34,557 759
JB Hi-Fi Ltd. .......................................................... 43,832 2,520
Universal Store Holdings Ltd. .............................................. 227,702 1,232
26,708
Energy (0.0%):(a)
Woodside Energy Group Ltd. .............................................. 77,502 1,213
Financials (1.0%):
ANZ Group Holdings Ltd. (b) .............................................. 197,349 3,667
Macquarie Group Ltd. ................................................... 123,766 17,568
QBE Insurance Group Ltd. (b) .............................................. 146,080 1,961
23,196
Health Care (0.6%):
CSL Ltd. ............................................................. 67,968 11,075
Paragon Care Ltd. (b) .................................................... 2,560,341 829
Sigma Healthcare Ltd. ................................................... 747,283 1,370
Telix Pharmaceuticals Ltd. (b) .............................................. 52,568 935
14,209
Industrials (0.3%):
Brambles Ltd. ......................................................... 282,858 3,689
Qantas Airways Ltd. (b) ................................................... 648,381 3,852
7,541
Information Technology (0.2%):
Catapult Group International Ltd. (b) ......................................... 565,875 1,297
Codan Ltd. ........................................................... 115,040 1,092
Nuix Ltd. (b) .......................................................... 317,185 732
Praemium Ltd. ......................................................... 1,681,148 749
RPMGlobal Holdings Ltd. (b) .............................................. 422,881 722
Technology One Ltd. .................................................... 53,017 979
5,571
Materials (1.3%):
BHP Group Ltd. ........................................................ 897,008 21,729
Catalyst Metals Ltd. (b) ................................................... 344,184 884
Macmahon Holdings Ltd. ................................................. 4,204,460 762
Northern Star Resources Ltd. (b) ............................................ 310,581 3,354
Ora Banda Mining Ltd. (b) ................................................. 1,511,079 878
Rio Tinto Ltd. ......................................................... 35,107 2,474
Vysarn Ltd. (b) ......................................................... 1,389,997 378
30,459
Real Estate (0.7%):
Charter Hall Group ...................................................... 151,160 1,613
Goodman Group ....................................................... 83,667 1,638
Scentre Group ......................................................... 6,155,323 12,930
16,181
126,271
Austria (0.9%):
Financials (0.9%):
BAWAG Group AG (c) ................................................... 155,089 15,675
Erste Group Bank AG .................................................... 66,957 4,497
20,172

Victory Portfolios III
Victory International Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.0%):(a)
ams-OSRAM AG (b) ..................................................... 54,353 $ 583
20,755
Belgium (0.9%):
Communication Services (0.0%):(a)
Proximus SADP ........................................................ 132,268 823
Financials (0.1%):
Ageas SA ............................................................ 56,282 3,081
Information Technology (0.3%):
Melexis NV ........................................................... 111,951 6,652
Materials (0.5%):
Solvay SA , Class A ..................................................... 246,004 8,023
Titan Cement International SA ............................................. 64,782 2,700
10,723
21,279
Brazil (0.9%):
Communication Services (0.1%):
Telefonica Brasil SA ..................................................... 356,293 2,926
Consumer Discretionary (0.1%):
Lojas Renner SA ....................................................... 709,930 1,366
Consumer Staples (0.1%):
Ambev SA ............................................................ 1,342,175 2,786
Atacadao SA .......................................................... 722,225 890
3,676
Energy (0.2%):
PRIO SA (b) ........................................................... 362,700 2,352
Raizen SA ............................................................ 2,911,700 816
Ultrapar Participacoes SA ................................................. 353,472 999
4,167
Financials (0.2%):
Banco Bradesco SA , ADR ................................................ 1,655,084 3,227
Banco do Brasil SA ..................................................... 402,200 1,866
5,093
Industrials (0.1%):
Embraer SA (b) ........................................................ 267,500 3,168
Utilities (0.1%):
Equatorial Energia SA ................................................... 415,100 2,120
22,516
Canada (2.8%):
Consumer Discretionary (0.1%):
Aritzia, Inc. (b) ......................................................... 27,628 1,272
Gildan Activewear, Inc. .................................................. 29,779 1,609
2,881
Consumer Staples (0.0%):(a)
The North West Co., Inc. ................................................. 24,446 787
Energy (0.4%):
ARC Resources Ltd. ..................................................... 169,254 3,126
CES Energy Solutions Corp. ............................................... 249,102 1,378
Enerflex Ltd. .......................................................... 101,039 804
Headwater Exploration, Inc. ............................................... 317,448 1,396
Secure Waste Infrastructure Corp. (b) ......................................... 97,780 973
Suncor Energy, Inc. (d) ................................................... 48,771 1,866
9,543
Financials (0.7%):
Brookfield Corp. ....................................................... 28,671 1,659
Canadian Imperial Bank of Commerce ........................................ 47,161 2,858

Victory Portfolios III
Victory International Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Definity Financial Corp. .................................................. 27,872 $ 1,201
Fairfax Financial Holdings Ltd. ............................................. 2,769 3,982
Fiera Capital Corp. ...................................................... 145,097 649
National Bank of Canada ................................................. 24,173 2,012
Royal Bank of Canada ................................................... 25,276 2,988
Sprott, Inc. ........................................................... 22,401 950
16,299
Health Care (0.1%):
Extendicare, Inc. ....................................................... 128,483 1,102
Well Health Technologies Corp. (b) .......................................... 182,724 724
1,826
Industrials (0.4%):
ADENTRA, Inc. ....................................................... 35,284 817
Aecon Group, Inc. ...................................................... 54,771 853
Element Fleet Management Corp. ........................................... 214,889 4,299
Finning International, Inc. ................................................. 53,558 1,581
MDA Space Ltd. (b) ..................................................... 62,830 1,008
Savaria Corp. .......................................................... 65,961 824
9,382
Information Technology (0.2%):
Celestica, Inc. (b) ....................................................... 40,456 4,321
Shopify, Inc. , Class A (b) .................................................. 13,421 1,503
5,824
Materials (0.9%):
Alamos Gold, Inc. ...................................................... 130,932 2,992
Barrick Gold Corp. ...................................................... 156,400 2,774
Dundee Precious Metals, Inc. .............................................. 244,361 2,865
Hudbay Minerals, Inc. ................................................... 90,862 645
IAMGOLD Corp. (b) .................................................... 180,629 995
Lundin Gold, Inc. ....................................................... 42,413 1,169
Lundin Mining Corp. .................................................... 392,413 3,144
Skeena Resources Ltd. (b) ................................................. 84,970 838
Teck Resources Ltd. , Class B .............................................. 86,857 3,496
Torex Gold Resources, Inc. (b) .............................................. 37,623 822
Wesdome Gold Mines Ltd. (b) .............................................. 104,875 1,053
20,793
Real Estate (0.0%):(a)
Altus Group Ltd. ....................................................... 22,246 842
68,177
Chile (0.2%):
Consumer Staples (0.2%):
Cencosud SA .......................................................... 1,536,666 4,058
China (2.1%):
Communication Services (0.4%):
Baidu, Inc. , Class SW (b) .................................................. 197,758 2,155
Kuaishou Technology , Class W (b) (c) ......................................... 241,000 1,574
Tencent Holdings Ltd. ................................................... 117,000 7,201
10,930
Consumer Discretionary (0.8%):
Alibaba Group Holding Ltd. , Class W ........................................ 291,415 4,819
BYD Co. Ltd. ......................................................... 57,500 2,755
Fuyao Glass Industry Group Co. Ltd. , Class H (c) ................................ 496,400 3,384
JD.com, Inc. , Class SW .................................................. 160,600 3,358
Meituan , Class W (b) (c) ................................................... 156,500 3,268
MINISO Group Holding Ltd. , ADR (d) ........................................ 57,211 1,191
18,775
Consumer Staples (0.2%):
China Mengniu Dairy Co. Ltd. ............................................. 610,258 1,395

Victory Portfolios III
Victory International Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Giant Biogene Holding Co. Ltd. (c) .......................................... 577,800 $ 4,664
6,059
Financials (0.4%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,161,000 1,885
Bank of China Ltd. , Class H ............................................... 4,464,000 2,536
China Construction Bank Corp. , Class H ...................................... 2,585,000 2,193
PICC Property & Casualty Co. Ltd. , Class H ................................... 1,728,000 2,831
9,445
Industrials (0.1%):
Sinotruk Hong Kong Ltd. ................................................. 656,500 1,747
Information Technology (0.1%):
Xiaomi Corp. , Class W (b) (c) ............................................... 239,800 1,605
Materials (0.1%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 904,000 1,708
50,269
Denmark (2.6%):
Consumer Discretionary (0.9%):
Matas A/S ............................................................ 53,909 1,060
Pandora A/S .......................................................... 117,592 20,770
21,830
Financials (0.1%):
Jyske Bank A/S , Registered Shares .......................................... 22,806 1,845
Health Care (1.6%):
H Lundbeck A/S ....................................................... 234,191 1,305
Novo Nordisk A/S , Class B ................................................ 401,594 36,438
37,743
Industrials (0.0%):(a)
INVISIO AB .......................................................... 30,502 1,059
Information Technology (0.0%):(a)
Netcompany Group A/S (b) (c) (d) ............................................ 20,129 826
63,303
Finland (0.3%):
Industrials (0.1%):
Cargotec Oyj , Class B (b) ................................................. 12,261 590
Konecranes Oyj ........................................................ 22,767 1,627
Valmet Oyj (d) ......................................................... 37,914 1,066
3,283
Information Technology (0.2%):
Nokia Oyj ............................................................ 705,755 3,390
6,673
France (7.9%):
Communication Services (0.4%):
Orange SA ............................................................ 385,539 4,619
Publicis Groupe SA ..................................................... 48,660 4,832
9,451
Consumer Discretionary (1.6%):
Accor SA ............................................................ 29,542 1,479
La Francaise des Jeux SACA (c) ............................................ 337,204 12,881
LVMH Moet Hennessy Louis Vuitton SE ...................................... 23,742 17,153
Renault SA ........................................................... 93,271 4,846
Valeo SE ............................................................. 131,982 1,387
37,746
Consumer Staples (0.8%):
Carrefour SA .......................................................... 208,136 2,764
L'Oreal SA ........................................................... 47,961 17,631
20,395

Victory Portfolios III
Victory International Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 41,279 $ 6,313
Technip Energies NV .................................................... 113,381 3,555
TotalEnergies SE ....................................................... 108,150 6,520
16,388
Financials (1.0%):
AXA SA ............................................................. 184,689 7,220
BNP Paribas SA ........................................................ 109,002 8,260
Societe Generale SA ..................................................... 186,274 7,629
23,109
Health Care (0.2%):
BioMerieux ........................................................... 18,298 2,188
Ipsen SA ............................................................. 25,857 2,998
5,186
Industrials (1.9%):
Cie de Saint-Gobain SA .................................................. 76,005 7,605
Eiffage SA ............................................................ 16,579 1,665
Rexel SA ............................................................. 607,669 16,510
Safran SA ............................................................ 73,508 19,244
SPIE SA ............................................................. 52,173 1,859
46,883
Information Technology (0.2%):
Capgemini SE ......................................................... 25,566 3,969
Dassault Systemes SE .................................................... 39,820 1,579
5,548
Materials (0.7%):
Arkema SA ........................................................... 192,466 15,841
Real Estate (0.1%):
Klepierre SA (d) ........................................................ 104,671 3,325
Utilities (0.3%):
Engie SA ............................................................. 404,314 7,232
191,104
Germany (7.9%):
Communication Services (0.8%):
CTS Eventim AG & Co. KGaA ............................................. 125,881 13,820
Deutsche Telekom AG ................................................... 175,750 6,341
20,161
Consumer Discretionary (0.8%):
Continental AG ........................................................ 29,719 2,132
Mercedes-Benz Group AG ................................................ 25,751 1,601
Volkswagen AG , Preference Shares .......................................... 143,754 15,495
19,228
Consumer Staples (0.2%):
Henkel AG & Co. KGaA , Preference Shares .................................... 50,597 4,364
Financials (1.6%):
Allianz SE , Registered Shares .............................................. 101,478 34,748
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 6,128 3,473
38,221
Health Care (0.2%):
Fresenius SE & Co. KGaA (b) .............................................. 99,340 3,971
Industrials (1.7%):
Daimler Truck Holding AG ................................................ 94,835 4,163
GEA Group AG ........................................................ 64,083 3,717
Siemens AG , Registered Shares ............................................. 142,563 32,703
40,583

Victory Portfolios III
Victory International Fund
7
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (1.7%):
SAP SE .............................................................. 151,799 $ 42,119
Materials (0.5%):
BASF SE ............................................................ 72,230 3,682
Evonik Industries AG .................................................... 214,401 4,260
Heidelberg Materials AG ................................................. 23,779 3,576
11,518
Utilities (0.4%):
RWE AG ............................................................. 309,390 9,724
189,889
Greece (0.1%):
Financials (0.1%):
National Bank of Greece SA ............................................... 397,203 3,687
Hong Kong (2.2%):
Consumer Staples (0.1%):
WH Group Ltd. (c) ...................................................... 2,779,514 2,271
Financials (1.2%):
AIA Group Ltd. ........................................................ 2,701,600 20,745
BOC Hong Kong Holdings Ltd. ............................................ 630,000 2,221
Prudential PLC ........................................................ 495,225 4,558
27,524
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 414,676 2,074
Information Technology (0.0%):(a)
ASMPT Ltd. .......................................................... 89,357 703
Real Estate (0.7%):
CK Asset Holdings Ltd. .................................................. 3,860,038 16,811
Utilities (0.1%):
Kunlun Energy Co. Ltd. .................................................. 2,938,000 2,935
52,318
India (1.1%):
Consumer Discretionary (0.1%):
Tata Motors Ltd. ....................................................... 188,517 1,346
Consumer Staples (0.0%):(a)
Varun Beverages Ltd. (b) .................................................. 201,438 1,007
Energy (0.1%):
Reliance Industries Ltd. .................................................. 149,274 2,057
Financials (0.4%):
Canara Bank .......................................................... 1,120,714 1,044
ICICI Bank Ltd. ........................................................ 245,266 3,403
Nippon Life India Asset Management Ltd. (c) ................................... 371,669 2,192
Power Finance Corp. Ltd. ................................................. 807,024 3,397
10,036
Health Care (0.1%):
Zydus Lifesciences Ltd. .................................................. 112,224 1,128
Information Technology (0.1%):
HCL Technologies Ltd. ................................................... 67,808 1,227
KPIT Technologies Ltd. .................................................. 50,217 691
Wipro Ltd. ............................................................ 391,969 1,252
3,170
Materials (0.1%):
Hindalco Industries Ltd. (b) ................................................ 297,600 2,174
National Aluminium Co. Ltd. .............................................. 530,525 1,088
3,262

Victory Portfolios III
Victory International Fund
8
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (0.1%):
Oberoi Realty Ltd. ...................................................... 127,258 $ 2,172
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 704,455 2,028
26,206
Indonesia (0.1%):
Energy (0.1%):
PT United Tractors Tbk .................................................. 864,400 1,167
Financials (0.0%):(a)
PT Bank Negara Indonesia Persero Tbk ....................................... 3,988,498 974
2,141
Ireland (1.3%):
Consumer Discretionary (0.1%):
Cairn Homes PLC ...................................................... 490,797 1,106
Consumer Staples (0.1%):
Glanbia PLC .......................................................... 80,029 920
Greencore Group PLC ................................................... 552,278 1,355
2,275
Financials (0.4%):
AIB Group PLC ........................................................ 456,718 3,208
Bank of Ireland Group PLC ............................................... 592,008 6,992
10,200
Industrials (0.2%):
AerCap Holdings NV .................................................... 54,172 5,585
Materials (0.5%):
James Hardie Industries PLC (b) ............................................ 388,883 12,327
31,493
Isle of Man (0.0%):(a)
Consumer Discretionary (0.0%):(a)
Playtech PLC (b) ....................................................... 95,032 876
Israel (0.0%):(a)
Information Technology (0.0%):(a)
Nice Ltd. (b) ........................................................... 9,081 1,262
Italy (2.4%):
Communication Services (0.1%):
Juventus Football Club SpA (b) (d) ........................................... 340,774 1,058
MFE-MediaForEurope NV , Class A .......................................... 285,010 963
2,021
Consumer Discretionary (0.3%):
Ferrari NV ............................................................ 3,474 1,633
PRADA SpA .......................................................... 623,400 5,323
6,956
Energy (0.2%):
Eni SpA ............................................................. 373,165 5,404
Financials (0.6%):
BPER Banca SPA ....................................................... 693,958 5,300
UniCredit SpA ......................................................... 179,055 9,444
14,744
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 60,312 3,407
Industrials (0.3%):
Leonardo SpA ......................................................... 137,284 5,536
Maire SpA ............................................................ 140,269 1,359
6,895

Victory Portfolios III
Victory International Fund
9
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.0%):(a)
Reply SpA ............................................................ 5,940 $ 956
Utilities (0.7%):
Enel SpA ............................................................. 2,114,667 15,483
Hera SpA ............................................................ 276,240 1,074
16,557
56,940
Japan (19.4%):
Communication Services (1.4%):
Capcom Co. Ltd. ....................................................... 503,900 12,505
Dentsu Group, Inc. ...................................................... 125,220 2,600
Hakuhodo DY Holdings, Inc. .............................................. 145,360 1,035
Internet Initiative Japan, Inc. ............................................... 38,200 648
Kakaku.com, Inc. ....................................................... 714,800 10,307
Konami Group Corp. .................................................... 45,200 5,520
Nippon Television Holdings, Inc. ............................................ 98,025 1,835
34,450
Consumer Discretionary (3.3%):
Adastria Co. Ltd. (d) ..................................................... 30,500 590
Asics Corp. ........................................................... 240,400 5,384
ASKUL Corp. ......................................................... 60,200 636
Central Automotive Products Ltd. ........................................... 22,000 716
Curves Holdings Co. Ltd. ................................................. 135,000 586
Goldwin, Inc. (d) ....................................................... 11,900 572
Honda Motor Co. Ltd. ................................................... 270,068 2,513
Isuzu Motors Ltd. ....................................................... 29,462 390
Koito Manufacturing Co. Ltd. .............................................. 189,210 2,400
Nikon Corp. (d) ........................................................ 97,470 1,019
Nissan Motor Co. Ltd. ................................................... 678,872 1,943
Nojima Corp. .......................................................... 66,500 1,102
PAL GROUP Holdings Co. Ltd. ............................................ 50,853 1,045
Rinnai Corp. .......................................................... 64,856 1,484
Roland Corp. .......................................................... 30,300 769
Sangetsu Corp. ......................................................... 31,500 605
Sega Sammy Holdings, Inc. ............................................... 111,600 2,158
Seria Co. Ltd. ......................................................... 29,200 502
Shoei Co. Ltd. ......................................................... 43,200 528
Sony Group Corp. ...................................................... 150,900 3,775
Stanley Electric Co. Ltd. (d) ................................................ 78,841 1,278
Subaru Corp. .......................................................... 135,941 2,521
Sumitomo Electric Industries Ltd. ........................................... 215,200 3,793
Sumitomo Rubber Industries Ltd. ........................................... 105,791 1,229
Suzuki Motor Corp. ..................................................... 203,100 2,488
Tama Home Co. Ltd. (d) .................................................. 30,000 669
Tamron Co. Ltd. ........................................................ 22,500 557
The Monogatari Corp. ................................................... 28,600 609
Toyo Tire Corp. ........................................................ 48,500 815
Toyota Motor Corp. ..................................................... 1,418,500 25,735
Workman Co. Ltd. (d) .................................................... 22,200 594
ZOZO, Inc. ........................................................... 344,600 10,779
79,784
Consumer Staples (0.9%):
Ain Holdings, Inc. ...................................................... 24,400 727
Asahi Group Holdings Ltd. ................................................ 243,400 3,019
Create SD Holdings Co. Ltd. ............................................... 16,500 309
G-7 Holdings, Inc. ...................................................... 57,300 499
Kagome Co. Ltd. ....................................................... 33,800 653
Kirin Holdings Co. Ltd. .................................................. 68,597 925
Life Corp. ............................................................ 45,200 550
Milbon Co. Ltd. ........................................................ 42,000 818
Rohto Pharmaceutical Co. Ltd. ............................................. 36,400 528

Victory Portfolios III
Victory International Fund
10
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Sugi Holdings Co. Ltd. ................................................... 25,800 $ 463
Sundrug Co. Ltd. ....................................................... 22,600 620
Toyo Suisan Kaisha Ltd. .................................................. 200,500 11,929
Tsuruha Holdings, Inc. ................................................... 27,431 1,674
22,714
Financials (3.2%):
Dai-ichi Life Holdings, Inc. ............................................... 34,104 1,011
eGuarantee, Inc. ........................................................ 49,000 569
Japan Post Insurance Co. Ltd. .............................................. 142,800 2,784
Mizuho Financial Group, Inc. .............................................. 925,150 26,000
ORIX Corp. ........................................................... 130,100 2,702
Resona Holdings, Inc. .................................................... 324,792 2,541
Sumitomo Mitsui Financial Group, Inc. ....................................... 218,240 5,556
Sumitomo Mitsui Trust Group, Inc. .......................................... 182,500 4,681
T&D Holdings, Inc. ..................................................... 264,535 5,567
The Chiba Bank Ltd. (d) .................................................. 260,490 2,365
Tokio Marine Holdings, Inc. ............................................... 650,000 23,150
76,926
Health Care (1.8%):
Alfresa Holdings Corp. ................................................... 80,559 1,072
As One Corp. .......................................................... 33,300 513
Eisai Co. Ltd. .......................................................... 15,967 459
Hoya Corp. ........................................................... 144,700 16,991
Japan Lifeline Co. Ltd. ................................................... 60,900 633
Nakanishi, Inc. ......................................................... 46,100 649
Ono Pharmaceutical Co. Ltd. .............................................. 102,984 1,111
Otsuka Holdings Co. Ltd. ................................................. 54,500 2,672
Shionogi & Co. Ltd. ..................................................... 950,346 14,238
Takeda Pharmaceutical Co. Ltd. ............................................ 80,583 2,326
Terumo Corp. ......................................................... 80,700 1,441
42,105
Industrials (4.9%):
Amada Co. Ltd. ........................................................ 94,610 905
AZ-COM MARUWA Holdings, Inc. (d) ....................................... 67,200 538
Central Japan Railway Co. ................................................ 123,200 2,425
en Japan, Inc. .......................................................... 51,100 575
Fuji Electric Co. Ltd. .................................................... 324,400 14,467
Fujikura Ltd. .......................................................... 39,400 1,645
Fukushima Galilei Co. Ltd. ................................................ 39,900 717
Funai Soken Holdings, Inc. ................................................ 31,100 496
Hazama Ando Corp. ..................................................... 66,603 599
Hino Motors Ltd. (b) ..................................................... 198,853 630
Hitachi Ltd. ........................................................... 139,000 3,533
ITOCHU Corp. ........................................................ 96,200 4,252
JAC Recruitment Co. Ltd. ................................................. 120,300 623
Japan Airlines Co. Ltd. ................................................... 80,151 1,374
JGC Holdings Corp. ..................................................... 133,382 987
Komatsu Ltd. .......................................................... 89,900 2,696
Kubota Corp. .......................................................... 301,850 3,733
Makita Corp. .......................................................... 36,128 1,186
MEITEC Group Holdings, Inc. ............................................. 36,400 719
MISUMI Group, Inc. .................................................... 542,200 8,864
Mitsubishi Heavy Industries Ltd. ............................................ 1,494,700 20,073
Nichias Corp. .......................................................... 18,200 547
Nippon Kanzai Holdings Co. Ltd. ........................................... 25,700 444
Nippon Parking Development Co. Ltd. ........................................ 544,100 744
Nippon Yusen KK ...................................................... 365,000 12,831
Open Up Group, Inc. .................................................... 54,000 665
Persol Holdings Co. Ltd. .................................................. 1,541,820 2,413
Prestige International, Inc. ................................................ 133,700 630
Raito Kogyo Co. Ltd. .................................................... 36,328 613
Raiznext Corp. ......................................................... 57,100 600

Victory Portfolios III
Victory International Fund
11
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Sanwa Holdings Corp. ................................................... 675,800 $ 22,079
SMS Co. Ltd. .......................................................... 46,300 357
Sumitomo Heavy Industries Ltd. ............................................ 57,192 1,162
Takeuchi Manufacturing Co. Ltd. (d) ......................................... 22,300 768
THK Co. Ltd. ......................................................... 55,135 1,407
Totech Corp. .......................................................... 39,400 636
Yamato Holdings Co. Ltd. ................................................. 149,040 1,898
118,831
Information Technology (2.7%):
Ai Holdings Corp. ...................................................... 28,700 371
Alps Alpine Co. Ltd. (d) .................................................. 68,161 704
Argo Graphics, Inc. ..................................................... 20,300 684
BIPROGY, Inc. ........................................................ 26,900 772
Canon, Inc. ........................................................... 53,200 1,801
Daiwabo Holdings Co. Ltd. ................................................ 34,400 595
Dentsu Soken, Inc. ...................................................... 17,800 705
Disco Corp. ........................................................... 48,900 12,412
DTS Corp. ............................................................ 20,800 584
Fujitsu Ltd. ........................................................... 795,400 15,345
Horiba Ltd. ........................................................... 17,830 1,164
Justsystems Corp. ....................................................... 10,200 251
Kaga Electronics Co. Ltd. ................................................. 32,400 574
MCJ Co. Ltd. .......................................................... 83,000 749
NEC Corp. ........................................................... 52,800 5,154
NSD Co. Ltd. .......................................................... 28,200 641
Oracle Corp. .......................................................... 138,000 13,157
Rohm Co. Ltd. ......................................................... 235,260 2,362
Systena Corp. ......................................................... 375,000 853
Tokyo Electron Ltd. ..................................................... 9,300 1,391
Tokyo Seimitsu Co. Ltd. .................................................. 12,800 704
Yokogawa Electric Corp. ................................................. 156,400 2,999
63,972
Materials (0.4%):
ASAHI YUKIZAI Corp. (d) ................................................ 24,300 628
KH Neochem Co. Ltd. ................................................... 26,100 433
Mitsubishi Gas Chemical Co., Inc. ........................................... 73,330 1,128
Nippon Steel Corp. ...................................................... 157,400 3,494
Taiheiyo Cement Corp. ................................................... 34,207 894
Tokyo Steel Manufacturing Co. Ltd. ......................................... 66,400 712
Tosoh Corp. ........................................................... 212,900 2,910
10,199
Real Estate (0.8%):
Daiwa House Industry Co. Ltd. ............................................. 113,800 3,747
Katitas Co. Ltd. (d) ...................................................... 58,000 787
Mitsubishi Estate Co. Ltd. ................................................. 225,088 3,311
Sumitomo Realty & Development Co. Ltd. .................................... 337,700 11,780
19,625
Utilities (0.0%):(a)
Tohoku Electric Power Co., Inc. ............................................ 117,900 844
469,450
Luxembourg (0.1%):
Communication Services (0.0%):(a)
RTL Group SA (d) ...................................................... 28,749 952
Energy (0.1%):
Tenaris SA ............................................................ 143,703 2,717
3,669
Malaysia (0.1%):
Health Care (0.1%):
IHH Healthcare Bhd ..................................................... 1,722,900 2,878

Victory Portfolios III
Victory International Fund
12
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Mexico (0.5%):
Communication Services (0.1%):
America Movil SAB de CV , ADR ........................................... 158,244 $ 2,252
Consumer Staples (0.1%):
Arca Continental SAB de CV .............................................. 168,677 1,743
Energy (0.2%):
Vista Energy SAB de CV , ADR (b) ........................................... 81,583 4,143
Financials (0.0%):(a)
Gentera SAB de CV ..................................................... 1,132,461 1,572
Materials (0.1%):
Fresnillo PLC ......................................................... 176,141 1,668
11,378
Netherlands (5.2%):
Communication Services (0.7%):
Koninklijke KPN NV .................................................... 4,268,622 16,293
VEON Ltd. , ADR (b) .................................................... 20,643 924
17,217
Consumer Discretionary (0.1%):
Prosus NV (b) .......................................................... 70,926 3,123
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 69,494 2,450
Financials (1.8%):
ABN AMRO Bank NV , Class CV (c) ......................................... 214,745 4,072
Euronext NV (c) ........................................................ 34,250 4,326
ING Groep NV ........................................................ 1,556,184 27,700
NN Group NV ......................................................... 148,837 7,546
43,644
Health Care (0.3%):
Argenx SE (b) .......................................................... 3,637 2,273
Koninklijke Philips NV (b) ................................................ 170,265 4,431
6,704
Industrials (1.0%):
Arcadis NV ........................................................... 14,326 711
Koninklijke BAM Groep NV (b) ............................................ 238,764 1,280
Randstad NV .......................................................... 60,569 2,446
Wolters Kluwer NV ..................................................... 119,891 18,435
22,872
Information Technology (1.2%):
ASM International NV ................................................... 26,037 14,169
ASML Holding NV ..................................................... 19,407 13,801
BE Semiconductor Industries NV ........................................... 10,874 1,226
29,196
125,206
New Zealand (0.3%):
Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 414,214 7,916
Norway (0.7%):
Energy (0.1%):
Equinor ASA .......................................................... 50,445 1,172
Industrials (0.6%):
Hoegh Autoliners ASA ................................................... 133,887 911
Kongsberg Gruppen ASA ................................................. 106,337 12,942
Mpc Container Ships ASA ................................................ 418,840 669
14,522

Victory Portfolios III
Victory International Fund
13
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.0%):(a)
Crayon Group Holding ASA (b) (c) ........................................... 78,069 $ 808
Materials (0.0%):(a)
Norsk Hydro ASA ...................................................... 57,612 340
16,842
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 107,387 1,771
Qatar (0.1%):
Communication Services (0.1%):
Ooredoo QPSC ........................................................ 458,395 1,566
Russian Federation (0.0%):(a)
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (b) (e) (f) ...................................... 177,615 —
Energy (0.0%):
Gazprom PJSC , ADR (b) (e) (f) .............................................. 153,287 —
LUKOIL PJSC , ADR (b) (e) (f) .............................................. 34,917 —
—
Financials (0.0%):(a)
Sberbank of Russia PJSC (b) (e) (f) ........................................... 564,350 —
Sberbank of Russia PJSC , ADR (b) (e) (f) ....................................... 505,824 — (g)
— (g)
— (g)
Saudi Arabia (0.1%):
Financials (0.1%):
Saudi Awwal Bank ...................................................... 196,609 1,865
Singapore (0.3%):
Financials (0.1%):
DBS Group Holdings Ltd. ................................................. 84,430 2,884
Utilities (0.2%):
Sembcorp Industries Ltd. ................................................. 1,014,300 4,588
7,472
South Africa (0.3%):
Communication Services (0.1%):
MTN Group Ltd. ....................................................... 406,035 2,539
Financials (0.2%):
Investec PLC .......................................................... 208,070 1,355
Old Mutual Ltd. ........................................................ 2,082,843 1,405
Sanlam Ltd. ........................................................... 296,541 1,366
4,126
6,665
South Korea (1.4%):
Communication Services (0.1%):
KT Corp. ............................................................. 99,692 3,203
Consumer Discretionary (0.2%):
Coway Co. Ltd. ........................................................ 27,695 1,534
Hankook Tire & Technology Co. Ltd. (b) ...................................... 27,441 712
Hyundai Mobis Co. Ltd. .................................................. 16,106 2,710
Kia Corp. ............................................................ 21,511 1,376
6,332
Financials (0.5%):
DB Insurance Co. Ltd. ................................................... 27,305 1,711
Hana Financial Group, Inc. ................................................ 64,852 2,645
KB Financial Group, Inc. ................................................. 53,592 2,876
Shinhan Financial Group Co. Ltd. ........................................... 124,880 3,950
11,182

Victory Portfolios III
Victory International Fund
14
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.4%):
Hanwha Aerospace Co. Ltd. ............................................... 14,381 $ 5,870
Hanwha Vision Co. Ltd. (b) ................................................ 9,240 307
HD Hyundai Electric Co. Ltd. .............................................. 4,784 1,083
Samsung E&A Co. Ltd. .................................................. 150,649 1,692
8,952
Information Technology (0.2%):
Samsung Electronics Co. Ltd. .............................................. 46,173 1,728
SK Hynix, Inc. ......................................................... 19,801 2,628
4,356
34,025
Spain (2.8%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 35,389 1,902
Energy (0.0%):(a)
Repsol SA ............................................................ 93,768 1,194
Financials (1.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 2,573,948 34,116
Banco Santander SA ..................................................... 777,526 4,990
Bankinter SA .......................................................... 385,577 3,719
42,825
Health Care (0.1%):
Pharma Mar SA ........................................................ 12,264 1,211
Industrials (0.6%):
Aena SME SA (c) ....................................................... 65,804 14,566
Information Technology (0.1%):
Indra Sistemas SA ...................................................... 95,305 2,066
Real Estate (0.0%):(a)
Merlin Properties Socimi SA ............................................... 103,689 1,118
Utilities (0.1%):
Iberdrola SA .......................................................... 159,683 2,305
67,187
Sweden (2.4%):
Communication Services (0.1%):
Hemnet Group AB ...................................................... 42,486 1,590
Modern Times Group Mortgage AB , Class B (b) ................................. 87,736 991
2,581
Consumer Discretionary (0.1%):
Clas Ohlson AB , Class B ................................................. 62,270 1,401
Consumer Staples (0.6%):
AAK AB ............................................................. 42,390 1,186
Axfood AB (d) ......................................................... 69,207 1,467
Cloetta AB , Class B ..................................................... 398,793 1,027
Essity AB , Class B ...................................................... 377,776 10,399
14,079
Financials (0.1%):
Avanza Bank Holding AB ................................................. 42,573 1,281
Swedbank AB , Class A ................................................... 83,938 2,020
3,301
Health Care (0.0%):(a)
Xvivo Perfusion AB (b) ................................................... 18,414 762
Industrials (1.2%):
AddTech AB , Class B .................................................... 29,027 875
Atlas Copco AB , Class B ................................................. 1,348,043 20,143
Inwido AB ............................................................ 57,040 1,079
NCC AB , Class B ....................................................... 61,567 1,118

Victory Portfolios III
Victory International Fund
15
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
SKF AB , Class B ....................................................... 135,753 $ 2,934
Volvo AB , Class B ...................................................... 85,785 2,664
28,813
Information Technology (0.2%):
Fortnox AB ........................................................... 133,669 860
Mycronic AB .......................................................... 33,120 1,403
Telefonaktiebolaget LM Ericsson , Class B ..................................... 409,265 3,367
5,630
Materials (0.1%):
Hexpol AB ........................................................... 130,221 1,272
57,839
Switzerland (8.6%):
Consumer Discretionary (0.1%):
The Swatch Group AG , Class BR (d) ......................................... 15,008 2,924
Consumer Staples (2.0%):
Coca-Cola HBC AG ..................................................... 520,088 22,036
Nestle SA , Registered Shares .............................................. 278,333 26,879
48,915
Financials (1.9%):
Partners Group Holding AG ............................................... 9,085 13,458
UBS Group AG ........................................................ 809,848 28,072
Zurich Insurance Group AG ............................................... 6,567 4,340
45,870
Health Care (3.7%):
Galenica AG (c) ........................................................ 12,221 1,095
Novartis AG , Registered Shares ............................................. 426,123 46,389
Roche Holding AG ...................................................... 112,292 37,411
Sandoz Group AG ...................................................... 101,344 4,451
89,346
Industrials (0.4%):
ABB Ltd. , Registered Shares ............................................... 48,992 2,642
Adecco Group AG (d) .................................................... 68,024 1,852
Belimo Holding AG , Class R .............................................. 1,576 1,068
dormakaba Holding AG .................................................. 1,588 1,153
Flughafen Zurich AG , Registered Shares ...................................... 4,795 1,180
Sulzer AG , Registered Shares .............................................. 8,511 1,483
9,378
Information Technology (0.1%):
Logitech International SA , Class R .......................................... 15,999 1,586
Materials (0.3%):
Clariant AG , Registered Shares ............................................. 176,489 1,962
Glencore PLC ......................................................... 377,867 1,519
Holcim AG ........................................................... 48,076 5,272
8,753
Real Estate (0.1%):
PSP Swiss Property AG , Registered Shares ..................................... 10,882 1,604
208,376
Taiwan (1.2%):
Financials (0.0%):(a)
CTBC Financial Holding Co. Ltd. ........................................... 1,410,000 1,743
Health Care (0.1%):
Bora Pharmaceuticals Co. Ltd. ............................................. 67,000 1,820
Information Technology (1.1%):
ASPEED Technology, Inc. ................................................ 13,000 1,384
Catcher Technology Co. Ltd. ............................................... 68,642 428
Elite Material Co. Ltd. ................................................... 207,000 3,926
MediaTek, Inc. ......................................................... 46,000 2,058

Victory Portfolios III
Victory International Fund
16
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Quanta Computer, Inc. ................................................... 213,000 $ 1,579
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 473,000 14,430
Wiwynn Corp. ......................................................... 45,000 2,631
26,436
29,999
Thailand (0.2%):
Communication Services (0.0%):(a)
Advanced Info Service PCL, NVDR ......................................... 179,400 1,451
Financials (0.2%):
Kasikornbank PCL ...................................................... 1,003,607 4,459
5,910
United Arab Emirates (0.2%):
Real Estate (0.2%):
Emaar Development PJSC ................................................ 1,223,368 4,305
United Kingdom (15.1%):
Communication Services (1.0%):
Auto Trader Group PLC (c) ................................................ 1,139,392 11,182
BT Group PLC ........................................................ 1,716,809 3,461
Informa PLC .......................................................... 358,496 3,899
ITV PLC ............................................................. 1,695,426 1,520
Rightmove PLC ........................................................ 113,462 961
WPP PLC ............................................................ 449,413 3,645
24,668
Consumer Discretionary (1.3%):
Birkenstock Holding PLC (b) ............................................... 26,469 1,310
Burberry Group PLC .................................................... 143,537 1,974
Coats Group PLC ....................................................... 898,776 991
Currys PLC (b) ......................................................... 813,523 935
Games Workshop Group PLC .............................................. 5,040 911
Greggs PLC ........................................................... 310,055 8,230
Inchcape PLC ......................................................... 114,800 982
Kingfisher PLC ........................................................ 669,712 2,092
Moonpig Group PLC .................................................... 244,730 662
Next PLC ............................................................ 94,471 11,978
30,065
Consumer Staples (3.2%):
British American Tobacco PLC ............................................. 215,494 8,363
Coca-Cola Europacific Partners PLC ......................................... 23,682 2,043
Cranswick PLC ........................................................ 16,304 1,006
Imperial Brands PLC .................................................... 624,454 21,970
J Sainsbury PLC ....................................................... 367,523 1,198
Marks & Spencer Group PLC .............................................. 963,606 4,324
Premier Foods PLC ..................................................... 435,428 1,004
Reckitt Benckiser Group PLC .............................................. 67,166 4,445
Tate & Lyle PLC ....................................................... 198,485 1,361
Tesco PLC ............................................................ 691,997 3,318
Unilever PLC ......................................................... 495,635 28,079
77,111
Energy (2.3%):
BP PLC .............................................................. 3,106,155 17,088
Harbour Energy PLC .................................................... 394,277 1,135
Shell PLC ............................................................ 1,149,189 38,395
56,618
Financials (3.4%):
3i Group PLC ......................................................... 94,371 4,722
Barclays PLC ......................................................... 8,108,175 32,001
HSBC Holdings PLC .................................................... 2,502,743 29,677
Intermediate Capital Group PLC ............................................ 44,014 1,274

Victory Portfolios III
Victory International Fund
17
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Standard Chartered PLC .................................................. 861,910 $ 13,875
81,549
Health Care (0.7%):
AstraZeneca PLC ....................................................... 42,072 6,364
GSK PLC ............................................................ 398,980 7,361
Hikma Pharmaceuticals PLC ............................................... 139,327 3,799
17,524
Industrials (0.9%):
Babcock International Group PLC ........................................... 123,764 1,046
Balfour Beatty PLC ..................................................... 159,579 935
Diploma PLC ......................................................... 16,524 942
easyJet PLC ........................................................... 942,238 6,011
IMI PLC ............................................................. 59,732 1,519
Keller Group PLC ...................................................... 53,573 889
Marlowe PLC (d) ....................................................... 225,914 971
Mitie Group PLC ....................................................... 892,447 1,318
Morgan Sindall Group PLC ................................................ 28,003 1,178
RELX PLC ........................................................... 35,695 1,725
Renew Holdings PLC .................................................... 76,727 638
Rolls-Royce Holdings PLC (b) .............................................. 414,244 3,910
Volution Group PLC ..................................................... 163,984 1,055
22,137
Information Technology (0.2%):
Computacenter PLC ..................................................... 40,488 1,096
FD Technologies PLC (b) ................................................. 31,836 651
The Sage Group PLC .................................................... 189,288 3,034
4,781
Materials (1.0%):
Anglo American PLC .................................................... 68,924 2,031
Endeavour Mining PLC .................................................. 53,334 1,057
Mondi PLC ........................................................... 184,021 2,861
Rio Tinto PLC ......................................................... 296,247 17,897
23,846
Real Estate (0.3%):
Land Securities Group PLC ............................................... 292,315 2,085
The British Land Co. PLC ................................................ 892,045 4,058
6,143
Utilities (0.8%):
Centrica PLC .......................................................... 7,104,498 13,405
Drax Group PLC ....................................................... 483,513 3,718
National Grid PLC ...................................................... 136,124 1,672
Telecom Plus PLC ...................................................... 37,592 800
19,595
364,037
Total Common Stocks (Cost $1,749,748) 2,367,573
Exchange-Traded Funds (0.5%)
United States (0.5%):
iShares Core MSCI EAFE ETF ............................................. 78,219 5,896
iShares Core MSCI Emerging Markets ETF .................................... 32,198 1,721
iShares MSCI EAFE Small-Cap ETF ......................................... 44,004 2,767
Vanguard FTSE All-World ex-US Small-Cap ETF ............................... 13,780 1,588
11,972
Total Exchange-Traded Funds (Cost $11,954) 11,972
Collateral for Securities Loaned (0.9%)^
United States (0.9%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .28% (h) ........ 5,143,147 5,143
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .28% (h) ............ 5,143,147 5,144
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (h) ............... 5,143,147 5,143

Victory Portfolios III
Victory International Fund
18
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC , ADR .........................................
1/21/2016
$ 486
LUKOIL PJSC , ADR .........................................
12/29/2015
2,087
Mobile TeleSystems PJSC , ADR .................................
1/28/2022
1,372
Sberbank of Russia PJSC ......................................
7/15/2019
2,134
Sberbank of Russia PJSC , ADR ..................................
1/15/2016
556
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .29% (h) . 5,143,147 $ 5,143
Total Collateral for Securities Loaned (Cost $20,573) 20,573
Total Investments (Cost $1,782,275) — 99.4% 2,400,118
Other assets in excess of liabilities — 0.6% 15,464
NET ASSETS - 100.00% $ 2,415,582
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2025, the fair value of these securities was
$84,389 (thousands) and amounted to 3.5% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of February 28, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 28, 2025 (amounts in thousands):
(g) Rounds to less than $1 thousand.
(h) Rate disclosed is the daily yield on February 28, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
February 28, 2025
19
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory
International Fund
Assets:
Investments, at value (Cost $1,782,275) $ 2,400,118 (a)
Foreign currency, at value (Cost $2,565) 2,624
Cash 26,246
Receivables:
Dividends, interest, and securities lending income 3,898
Capital shares issued 67
Investments sold 10,678
From Adviser 88
Reclaims 9,873
Prepaid expenses 18
Total Assets 2,453,610
Liabilities:
Payables:
Collateral received on loaned securities 20,573
Investments purchased 13,850
Capital shares redeemed 1,155
Accrued foreign capital gains taxes 286
Accrued expenses and other payables:
Investment advisory fees 1,421
Administration fees 236
Custodian fees 101
Transfer agent fees 224
Compliance fees 2
Trustees' fees 1
Other accrued expenses 179
Total Liabilities 38,028
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,835,321
Total accumulated earnings (loss) 580,261
Net Assets $ 2,415,582
Net Assets:
Fund Shares $ 1,208,181
Institutional Shares 1,200,150
Class R6 7,251
Total $ 2,415,582
Shares (unlimited number of shares authorized with no par value):
Fund Shares 43,934
Institutional Shares 43,831
Class R6 261
Total 88,026
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 27 .50
Institutional Shares 27 .38
Class R6 27 .82
(a) Includes $19,063 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
20
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory
International Fund
Investment Income:
Dividends $ 86,327
Interest 1,294
Securities lending (net of fees) 223
Foreign tax withholding (9,525)
Total Income 78,319
Expenses:
Investment advisory fees 19,248
Administration fees — Fund Shares 1,854
Administration fees — Institutional Shares 1,314
Administration fees — Class A — (a) (b)
Administration fees — Class R6 2
Sub-Administration fees 85
12b-1 fees — Class A — (a) (b)
Custodian fees 543
Transfer agent fees — Fund Shares 1,305
Transfer agent fees — Institutional Shares 1,369
Transfer agent fees — Class A — (a) (b)
Transfer agent fees — Class R6 1
Trustees' fees 47
Compliance fees 22
Legal and audit fees 150
State registration and filing fees 69
Interfund lending fees 5
Line of credit fees 79
Other expenses 218
Recoupment of prior expenses waived/reimbursed by Adviser 109
Total Expenses 26,420
Expenses waived/reimbursed by Adviser (181)
Net Expenses 26,239
Net Investment Income (Loss) 52,080
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 148,177
Foreign taxes on realized gains (1,018)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 26,353
Net change in accrued foreign taxes on unrealized gains 2,477
Net realized/unrealized gains (losses) on investments 175,989
Change in net assets resulting from operations $ 228,069
(a) Rounds to less than $1 thousand.
(b) Class A activity is for the period March 1, 2024, to March 28, 2024 (date of termination).

21
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory International Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 52,080 $ 49,620
Net realized gains (losses) 147,159 17,989
Net change in unrealized appreciation/depreciation 28,830 260,359
Change in net assets resulting from operations 228,069 327,968
Distributions to Shareholders:
Fund Shares (60,606) (22,672)
Institutional Shares (67,409) (25,147)
Class A — (a) (8)
Class R6 (210) (26)
Change in net assets resulting from distributions to shareholders (128,225) (47,853)
Change in net assets resulting from capital transactions (224,063) (206,844)
Change in net assets (124,219) 73,271
Net Assets:
Beginning of period 2,539,801 2,466,530
End of period $ 2,415,582 $ 2,539,801
(a) Class A activity is for the period March 1, 2024, to March 28, 2024 (date of termination).

22
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory International Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 50,853 $ 42,882
Distributions reinvested 59,450 22,224
Cost of shares redeemed (182,641) (173,490)
Total Fund Shares $ (72,338) $ (108,384)
Institutional Shares
Proceeds from shares issued $ 108,519 $ 61,303
Distributions reinvested 67,341 25,121
Cost of shares redeemed (330,610) (187,390)
Total Institutional Shares $ (154,750) $ (100,966)
Class A
Proceeds from shares issued $ — (a) (b) $ 122
Distributions reinvested — (b) 5
Cost of shares redeemed (556) (b) (551)
Total Class A $ (556) $ (424)
Class R6
Proceeds from shares issued $ 4,244 $ 3,500
Distributions reinvested 210 26
Cost of shares redeemed (873) (596)
Total Class R6 $ 3,581 $ 2,930
Change in net assets resulting from capital transactions $ (224,063) $ (206,844)
Share Transactions:
Fund Shares
Issued 1,835 1,736
Reinvested 2,273 865
Redeemed (6,601) (7,027)
Total Fund Shares (2,493) (4,426)
Institutional Shares
Issued 3,959 2,514
Reinvested 2,587 981
Redeemed (12,009) (7,590)
Total Institutional Shares (5,463) (4,095)
Class A
Issued — (b) (c) 5
Reinvested — (b) — (c)
Redeemed (20) (b) (22)
Total Class A (20) (17)
Class R6
Issued 161 137
Reinvested 8 1
Redeemed (32) (24)
Total Class R6 137 114
Change in Shares (7,839) (8,424)
(a) Rounds to less than $1 thousand.
(b) Class A activity is for the period March 1, 2024, to March 28, 2024 (date of termination).
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
23
See notes to financial statements.
Victory International Fund
Fund Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $26.55 $23.70 $24.21 $29.46 $21.53 $28.70
Investment Activities:
Net investment income (loss)(b) 0.56 0.49(c) 0.26(d) 0.59 0.49 0.44
Net realized and unrealized gains (losses) 1.80 2.85 (0.11) (3.43) 7.94 (1.12)
Total from Investment Activities 2.36 3.34 0.15 (2.84) 8.43 (0.68)
Distributions to Shareholders from:
Net investment income (1.15) (0.49) (0.34) (0.51) (0.50) (0.73)
Net realized gains (0.26) — (0.32) (1.90) — (5.76)
Total Distributions (1.41) (0.49) (0.66) (2.41) (0.50) (6.49)
Net Asset Value, End of Period $27.50 $26.55 $23.70 $24.21 $29.46 $21.53
Total Return(e)(f) 9.19% 14.14%(c) 0.73%(d) (10.51)% 39.52% (6.13)%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i)(j)(k) 1.06% 1.08% 1.02% 1.02% 1.01% 1.06%
Net Investment Income (Loss)(g) 2.02% 1.99%(c) 1.53%(d) 2.12% 1.94% 1.68%
Gross Expenses(g)(j)(k) 1.06% 1.09% 1.04% 1.02% 1.03% 1.07%
Supplemental Data:
Net Assets at end of period (000's) $1,208,181 $1,232,525 $1,205,144 $1,301,727 $1,608,436 $1,391,279
Portfolio Turnover(e)(l) 42% 34% 29% 34% 67%(m) 119%(n)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020. Expenses paid indirectly decreased the expense ratio by less than 0.01%.
(k) Does not include acquired fund fees and expenses, if any.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(m) Reflects a return to normal trading levels after a prior year transition.
(n) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory International Fund
Institutional Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $26.44 $23.61 $24.13 $29.36 $21.46 $28.61
Investment Activities:
Net investment income (loss)(b) 0.57 0.50(c) 0.26(d) 0.61 0.51 0.47
Net realized and unrealized gains (losses) 1.80 2.83 (0.10) (3.41) 7.91 (1.12)
Total from Investment Activities 2.37 3.33 0.16 (2.80) 8.42 (0.65)
Distributions to Shareholders from:
Net investment income (1.17) (0.50) (0.36) (0.53) (0.52) (0.74)
Net realized gains (0.26) — (0.32) (1.90) — (5.76)
Total Distributions (1.43) (0.50) (0.68) (2.43) (0.52) (6.50)
Net Asset Value, End of Period $27.38 $26.44 $23.61 $24.13 $29.36 $21.46
Total Return(e)(f) 9.27% 14.19%(c) 0.78%(d) (10.43)% 39.61% (6.05)%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i)(j)(k) 1.00% 1.01% 0.95% 0.94% 0.94% 0.99%
Net Investment Income (Loss)(g) 2.06% 2.05%(c) 1.58%(d) 2.20% 2.00% 1.77%
Gross Expenses(g)(j)(k) 1.01% 1.02% 0.97% 0.95% 0.95% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $1,200,150 $1,303,421 $1,260,267 $1,278,976 $1,644,340 $1,431,107
Portfolio Turnover(e)(l) 42% 34% 29% 34% 67%(m) 119%(n)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020. Expenses paid indirectly decreased the expense ratio by less than 0.01%.
(k) Does not include acquired fund fees and expenses, if any.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(m) Reflects a return to normal trading levels after a prior year transition.
(n) Reflects increased trading activity due to current year transition or asset allocation shift.

25
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory International Fund
Class R6
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $26.84 $23.95 $24.53 $29.65 $21.52 $28.66
Investment Activities:
Net investment income (loss)(b) 0.55 0.43(c) 0.33(d) 0.80 0.49 0.49
Net realized and unrealized gains (losses) 1.90 3.00 (0.11) (3.36) 8.19 (1.12)
Total from Investment Activities 2.45 3.43 0.22 (2.56) 8.68 (0.63)
Distributions to Shareholders from:
Net investment income (1.21) (0.54) (0.48) (0.66) (0.55) (0.75)
Net realized gains (0.26) — (0.32) (1.90) — (5.76)
Total Distributions (1.47) (0.54) (0.80) (2.56) (0.55) (6.51)
Net Asset Value, End of Period $27.82 $26.84 $23.95 $24.53 $29.65 $21.52
Total Return(e)(f) 9.44% 14.39%(c) 1.01%(d) (9.53)% 40.78% (5.95)%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i)(j)(k) 0.85% 0.87% 0.61% 0.31% 0.80% 0.85%
Net Investment Income (Loss)(g) 1.93% 1.70%(c) 1.92%(d) 2.87% 1.95% 1.83%
Gross Expenses(g)(j)(k) 1.37% 2.40% 9.88% 3.83% 1.22% 1.18%
Supplemental Data:
Net Assets at end of period (000's) $7,251 $3,318 $232 $227 $28 $3,365
Portfolio Turnover(e)(l) 42% 34% 29% 34% 67%(m) 119%(n)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020. Expenses paid indirectly decreased the expense ratio by less than 0.01%.
(k) Does not include acquired fund fees and expenses, if any.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(m) Reflects a return to normal trading levels after a prior year transition.
(n) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
26
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
* Effective March 28, 2024, Class A was liquidated.
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory International Fund* International Fund Fund Shares, Institutional Shares,
and Class R6

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
27
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the
Level 1 Level 2 Level 3 Total
International Fund
Common Stocks ............................................... $ 114,936 $ 2,252,637 $ —(a) $ 2,367,573
Exchange-Traded Funds ......................................... 11,972 — — 11,972
Collateral for Securities Loaned ................................... 20,573 — — 20,573
Total ....................................................... $ 147,481 $ 2,252,637 $ —(a) $ 2,400,118
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
28
end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 28, 2025:
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
The Fund filed for additional European Union ("EU") reclaims related to prior years. These EU reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.  For the year ended February 28, 2025, the Fund recognized $9 thousand related to
EU reclaims and $6 thousand in interest and entitlements. These EU reclaims and related interest and entitlements are reflected on the Statement of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
International Fund ................................................ $ 19,063 $ — $ 20,573

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
29
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 28, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper International Funds Index. The Lipper International Funds Index tracks the total return performance of the largest funds within the Lipper International Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities
Purchases Sales
International Fund ......................................................................... $ 1,060,146 $ 1,355,107
Ownership %
Victory Cornerstone Conservative Fund 0.3
Victory Cornerstone Equity Fund 1.8
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
30
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into an Investment Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”).  Wellington
Management directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 28, 2025, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 28, 2025, the
Distributor did not receive any commissions.
International Fund Fund Shares
Institutional
Shares Class A Class R6
in thousands $ —(a) $ 90 $ —(b) $ —(c)
as annual % rate —% —%(d) —% —%(d)
(a) There was no performance adjustment for Fund Shares.
(b) There was no performance adjustment for Class A.
(c) Rounds to less than $1 thousand.
(d) Rounds to less than 0.01%.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
31
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 28, 2025, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
For the year ended February 28, 2025, the following recoupments (amounts in thousands) were paid to the Adviser:
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies
In effect until June 30, 2025
Fund Shares
Institutional
Shares Class R6
International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.06% 0.99% 0.85%
Amount
International Fund .................................................................................... $ 109
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
International Fund ........................................ $ 32 $ 332 $ 352 $ 173 $ 889

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
32
or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for the Fund during the year ended February 28, 2025, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 28, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2025.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
Amount
Outstanding at
February 28, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
International Fund ........................................ $ — $ 58,300 5.90% $ 103,000
Borrower or
Lender
Amount
Outstanding at
February 28, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
International Fund ............................... Borrower $ — $ 2,676 5.33% $ 7,754

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
33
As of February 28, 2025, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
During the tax year ended February 28, 2025, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of February 28, 2025, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Total
Accumulated
Earnings
(Loss) Capital
International Fund .......................................................................... $ (3,122) $ 3,122
Year Ended February 28, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
International Fund ......................................................... $ 105,439 $ 22,786 $ 128,225
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
International Fund ....................................................................... $ 47,853 $ 47,853
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
International Fund ...................... $ 181 $ 29,235 $ 29,416 $ 948 $ 549,897 $ 580,261
Amount
International Fund .................................................................................... $ (76,342)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
International Fund ................................... $ 1,850,221 $ 699,945 $ (150,048) $ 549,897

34
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory International Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory International Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios III) at
February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
35
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 28, 2025, the Fund designated long-term capital gain distributions in the amount of $25,907 thousand.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on February 28, 2025, were $0.92 and $0.09, respectively.

Victory Portfolios III
36
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory International Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) and the Subadvisory Agreement between the Adviser and Wellington
Management Company LLP (the “Subadviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory
Agreement and Subadvisory Agreement were approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement and Subadvisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory
Agreement and Subadvisory Agreement and the Adviser and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s and the Subadviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and Subadvisory Agreement with management and with experienced independent counsel retained by the Independent
Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.
The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and the Subadviser in providing services to the Fund.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser and the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the
Board noted that the evaluation process with respect to the Adviser and the Subadviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.
The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser and
Subadviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board took into account that the Adviser’s investment management services also include the regular and ongoing oversight of the Subadviser and the sub-advised portion of the Fund. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
37
(Unaudited)
personnel, as well as current staffing levels. The Board considered the Adviser’s process for monitoring the performance of the Subadviser and the Adviser’s timeliness in responding to performance issues. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered. The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate as represented by Fund Shares, which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements, was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the
Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted
the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the
Adviser. The Board also considered and discussed information about the Subadviser’s fees, including the amount of management fees retained by the Adviser after payment of the subadvisory fees.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three- and ten-year periods ended June 30,
2024, and was below the average of its performance universe and its Lipper index for the five-year period ended June 30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Adviser pays the Fund’s subadvisory fees. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board considered the fact that the Adviser also pays the Fund’s subadvisory fees. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
38
(Unaudited)
capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.
SUBADVISORY AGREEMENT
In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser’s compensation and any other benefits derived from the subadvisory relationships; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. A summary of the Board’s analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory
Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by
Independent Counsel.
Nature, Extent, and Quality of Services Provided; Investment Personnel – The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser’s levels of staffing. The
Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the
Subadviser’s brokerage practices. The Board also considered the Subadviser’s regulatory and compliance history. The Board also took into account the Subadviser’s risk management processes. The Board noted that the Adviser’s monitoring processes of the Subadviser include: (i)
regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) quarterly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.
Subadviser Compensation – The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Adviser. The Trustees also relied on the ability of the Adviser to negotiate the Subadvisory
Agreement and the fees thereunder at arm’s length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory
Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in considering the Subadvisory Agreement.
Subadvisory Fees and Fund Performance – The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Adviser and that, in turn, the
Adviser pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund’s performance during the one-, three-, five-, and ten-year periods ended June 30, 2024, as compared to the Fund’s peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund’s performance results. The Board also considered the performance of the Subadviser. The Board noted
the Adviser’s experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The
Board was mindful of the Adviser’s focus on the Subadviser’s performance. The Board also noted the Subadviser’s performance record for similar accounts, as applicable.
Conclusions – The Board reached the following conclusions regarding the Subadvisory Agreement: (i) the Subadviser is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program;
(iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; and (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23409-0425

February 28, 2025
Annual: Full Financials
Victory New York Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
9
Notes to Financial Statements (Form N-CSR Item 7) 11
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 18
Supplemental Information (Unaudited)
Additional Information
19
Advisory Contract Approval (Form N-CSR Item 11)
20

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory New York Bond Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.8%)
New York (99.8%):
Albany Capital Resource Corp. Revenue, 5.00%, 6/1/49, Continuously Callable @100 ..... $ 1,500 $ 1,126
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable
@100 ........................................................... 1,000 1,028
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously
Callable @100 ..................................................... 1,000 869
Brookhaven Local Development Corp. Revenue
5.25%, 11/1/36, Continuously Callable @100 ............................... 1,500 1,532
4.00%, 10/1/45, Continuously Callable @100 ............................... 1,000 954
Series B, 4.00%, 11/1/55, Continuously Callable @102 ........................ 1,000 880
Broome County Local Development Corp. Revenue, 4.00%, 7/1/47, Continuously Callable
@103 ........................................................... 500 440
Buffalo & Erie County Industrial Land Development Corp. Revenue
5.00%, 8/1/52, Continuously Callable @100 ............................... 1,000 968
Series A, 5.00%, 6/1/35, Continuously Callable @103 ......................... 1,000 1,024
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100 ............................... 700 702
5.00%, 7/1/41, Continuously Callable @100 ............................... 500 501
4.00%, 8/1/42, Continuously Callable @100 ............................... 1,000 887
5.00%, 7/1/45, Continuously Callable @100 ............................... 2,000 2,011
5.00%, 11/1/47 ..................................................... 2,000 2,203
5.00%, 6/1/48, Continuously Callable @102 ............................... 2,000 2,001
4.00%, 7/1/49, Continuously Callable @100 ............................... 500 468
4.75%, 6/15/53, Continuously Callable @100 ............................... 500 484
5.75%, 6/1/62, Continuously Callable @100(a) ............................. 250 256
Series A, 5.00%, 7/1/56, Continuously Callable @100 ......................... 500 501
Bushnell's Basin Fire Association, Inc. Revenue, 3.00%, 11/1/30 ..................... 1,715 1,599
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100 ..................... 1,575 1,695
City of Long Beach, GO (INS - Build America Mutual Assurance Co.), Series B, 4.63%,
7/15/52, Continuously Callable @100 .................................... 2,000 2,007
City of New York, GO
Series B-1, 5.25%, 10/1/47, Continuously Callable @100 ...................... 500 539
Series B-3, 1.15%, 10/1/46, Continuously Callable @100(b) .................... 620 620
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 600 602
Series A, 5.00%, 7/1/45, Continuously Callable @100 ......................... 2,000 2,011
Series B, 4.00%, 7/1/41, Continuously Callable @100 ......................... 2,000 1,867
Series B, 4.00%, 7/1/49, Continuously Callable @100 ......................... 1,750 1,568
Hempstead Town Local Development Corp. Revenue, 5.00%, 7/1/48, Continuously Callable
@100 ........................................................... 300 301
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable
@100 ........................................................... 2,000 1,966
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously
Callable @100 ..................................................... 1,000 778
Metropolitan Transportation Authority Revenue
Series A1, 5.25%, 11/15/56, Continuously Callable @100 ...................... 1,000 1,007
Series B, 4.00%, 11/15/50, Continuously Callable @100 ....................... 1,000 934
Series D-1, 5.00%, 11/15/34, Continuously Callable @100 ..................... 3,000 3,031
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 2,000 1,843
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/46, Continuously Callable @100 ............................... 2,000 1,840
5.00%, 12/1/46, Continuously Callable @100 ............................... 1,500 1,505
4.00%, 10/1/47, Continuously Callable @100 ............................... 1,000 867
5.00%, 6/1/59, Continuously Callable @100(a) ............................. 1,000 979
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 2,000 2,002
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 1/15/38, Continuously Callable @100 ......................... 500 500
Mount Vernon City School District, GO, 5.00%, 6/30/25 ........................... 500 501
Nassau County Local Economic Assistance Corp. Revenue, Series A, 5.00%, 7/1/55,
Continuously Callable @100 ........................................... 1,000 1,015
New York City Housing Development Corp. Revenue, 4.20%, 11/1/58, Continuously Callable
@100 ........................................................... 2,990 2,848

Victory Portfolios III
Victory New York Bond Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal
Corp.), 2.25%, 10/1/29 ............................................... $ 720 $ 694
New York City Municipal Water Finance Authority Revenue, Series BB, 4.25%, 6/15/53,
Continuously Callable @100 ........................................... 1,000 982
New York City Transitional Finance Authority Building Aid Revenue, Series S-1, 4.00%,
7/15/45, Continuously Callable @100 .................................... 2,000 1,981
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-1,
5.00%, 11/1/46, Continuously Callable @100 ............................... 2,000 2,123
New York Convention Center Development Corp. Revenue
5.00%, 11/15/45, Continuously Callable @100 .............................. 500 502
Series B, 11/15/37(c) ................................................ 1,000 567
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty
Municipal Corp.), Series B, 11/15/48(c) ................................... 2,000 631
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,500 1,389
Series 1, 5.00%, 11/15/44, Continuously Callable @100(a) ..................... 1,000 1,001
New York Power Authority Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @100 250 266
New York State Dormitory Authority Revenue
5.00%, 12/1/37, Continuously Callable @100(a) ............................. 1,300 1,270
6.00%, 7/1/40, Continuously Callable @100(a) ............................. 2,700 2,433
5.75%, 7/1/43, Continuously Callable @100 ............................... 1,000 1,001
5.00%, 7/1/48, Continuously Callable @100 ............................... 570 586
5.00%, 7/1/51, Continuously Callable @100 ............................... 725 701
5.00%, 7/1/57, Continuously Callable @100 ............................... 1,000 946
Series 1, 4.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 959
Series A, 4.00%, 8/1/38, Continuously Callable @100 ......................... 2,000 1,935
Series A, 5.00%, 5/1/43, Continuously Callable @100 ......................... 1,000 1,003
Series A, 4.00%, 7/1/43, Continuously Callable @100 ......................... 2,000 1,896
Series A, 4.00%, 7/1/45, Continuously Callable @100 ......................... 2,250 2,192
Series A, 4.00%, 3/15/49, Continuously Callable @100 ........................ 750 724
Series A, 4.00%, 3/15/49, Continuously Callable @100 ........................ 1,500 1,431
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 500 445
Series A, 5.00%, 7/1/53, Continuously Callable @100 ......................... 1,000 1,063
Series A-1, 3.50%, 7/1/44, Continuously Callable @100 ....................... 1,000 852
Series A-1, 4.00%, 7/1/45, Continuously Callable @100 ....................... 3,000 2,946
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.), Series 1,
5.50%, 7/1/40 ..................................................... 2,000 2,368
New York State Housing Finance Agency Revenue, Series C-1, 4.75%, 11/1/53, Continuously
Callable @100 ..................................................... 1,100 1,111
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series A,
5.13%, 8/1/50, Continuously Callable @100(a)(b) ........................... 299 299
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100 ......................... 1,000 919
Series B, 4.00%, 1/1/50, Continuously Callable @100 ......................... 1,000 942
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty
Municipal Corp.)
5.00%, 6/30/54, Continuously Callable @100 ............................... 1,000 1,031
Series A, 4.50%, 12/31/54, Continuously Callable @100 ....................... 1,000 982
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable
@100 ........................................................... 750 631
Onondaga Civic Development Corp. Revenue
5.00%, 10/1/40, Continuously Callable @100 ............................... 1,000 876
5.00%, 1/1/43, Continuously Callable @100 ............................... 1,090 1,101
Onondaga County Trust for Cultural Resources Revenue, 5.00%, 5/1/40, Continuously Callable
@100 ........................................................... 800 815
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100 . 1,000 1,000
St. Lawrence County Industrial Development Agency Revenue
5.00%, 9/1/47, Continuously Callable @100 ............................... 1,770 1,772
5.25%, 7/1/52, Continuously Callable @100 ............................... 1,000 1,052
Series A, 4.00%, 7/1/43, Continuously Callable @100 ......................... 500 488
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 211, 3.80%,
10/1/48, Continuously Callable @100 .................................... 1,185 1,105

Victory Portfolios III
Victory New York Bond Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Suffolk County Economic Development Corp. Revenue, Series C, 5.00%, 7/1/33, Continuously
Callable @100 ..................................................... $ 250 $ 250
The Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable
@100 ........................................................... 750 779
The Trust for Cultural Resources of The City of New York Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 1,000 943
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100 1,375 1,375
Triborough Bridge & Tunnel Authority Revenue
Series A, 4.00%, 11/15/52, Continuously Callable @100 ....................... 3,000 2,839
Series A, 4.50%, 12/1/56, Continuously Callable @100 ........................ 500 501
Series A-1, 4.00%, 11/15/54, Continuously Callable @100 ..................... 1,000 948
Series B, 11/15/32(c) ................................................ 1,000 778
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000 1,014
Westchester County Healthcare Corp. Revenue, Series B, 6.00%, 11/1/30, Continuously
Callable @100 ..................................................... 115 115
Westchester County Local Development Corp. Revenue
5.00%, 7/1/42, Continuously Callable @104 ............................... 815 816
5.00%, 11/1/46, Continuously Callable @100 ............................... 1,000 947
5.00%, 6/1/47, Continuously Callable @100 ............................... 1,000 1,002
Series S, 5.00%, 1/1/51, Continuously Callable @103 ......................... 1,000 1,009
Westchester Tobacco Asset Securitization Corp. Revenue, Series B, 5.00%, 6/1/41,
Continuously Callable @100 ........................................... 500 506
116,093
Total Municipal Bonds (Cost $121,771)
a
a
a
116,093
Total Investments (Cost $121,771) — 99.8% 116,093
Other assets in excess of liabilities —  0.2% 200
NET ASSETS - 100.00% $ 116,293
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2025, the fair value of these securities was
$6,238 (thousands) and amounted to 5.4% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Statement of Assets and Liabilities
February 28, 2025
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory New York
Bond Fund
Assets:
Investments, at value (Cost $121,771) $ 116,093
Cash 103
Receivables:
Interest 1,237
Capital shares issued 2
From Adviser 22
Prepaid expenses — (a)
Total Assets 117,457
Liabilities:
Payables:
Distributions 42
Investments purchased 982
Capital shares redeemed 45
Accrued expenses and other payables:
Investment advisory fees 38
Administration fees 13
Custodian fees — (a)
Transfer agent fees 5
Compliance fees — (a)
Trustees' fees 1
Other accrued expenses 38
Total Liabilities 1,164
Commitments and contingencies (Note 4 )
Net Assets:
Capital 127,386
Total accumulated earnings (loss) (11,093)
Net Assets $ 116,293
Net Assets:
Fund Shares $ 111,708
Institutional Shares 4,585
Total $ 116,293
Shares (unlimited number of shares authorized with no par value):
Fund Shares 10,241
Institutional Shares 421
Total 10,662
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10 .91
Institutional Shares 10 .88
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory New York
Bond Fund
Investment Income:
Interest $ 5,059
Total Income 5,059
Expenses:
Investment advisory fees 535
Administration fees — Fund Shares 175
Administration fees — Institutional Shares 7
Administration fees — Class A — (a) (b)
Sub-Administration fees 25
12b-1 fees — Class A — (a) (b)
Custodian fees 6
Transfer agent fees — Fund Shares 44
Transfer agent fees — Institutional Shares 7
Transfer agent fees — Class A — (a) (b)
Trustees' fees 47
Compliance fees 1
Legal and audit fees 62
State registration and filing fees — (a)
Other expenses 38
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 948
Less fees paid indirectly (6)
Expenses waived/reimbursed by Adviser (129)
Net Expenses 813
Net Investment Income (Loss) 4,246
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 792
Net change in unrealized appreciation/depreciation on investment securities (18)
Net realized/unrealized gains (losses) on investments 774
Change in net assets resulting from operations $ 5,020
(a) Rounds to less than $1 thousand.
(b) Class A activity is for the period March 1, 2024, to January 30, 2025 (date of termination).

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory New York Bond Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,246 $ 4,996
Net realized gains (losses) 792 (413)
Net change in unrealized appreciation/depreciation (18) 4,372
Change in net assets resulting from operations 5,020 8,955
Distributions to Shareholders:
Fund Shares (4,010) (4,553)
Institutional Shares (234) (429)
Class A (2) (a) (14)
Change in net assets resulting from distributions to shareholders (4,246) (4,996)
Change in net assets resulting from capital transactions (14,657) (34,284)
Change in net assets (13,883) (30,325)
Net Assets:
Beginning of period 130,176 160,501
End of period $ 116,293 $ 130,176
(a) Class A activity is for the period March 1, 2024, to January 30, 2025 (date of termination).

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory New York Bond Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 17,026 $ 8,468
Distributions reinvested 3,175 3,665
Cost of shares redeemed (30,627) (33,199)
Total Fund Shares $ (10,426) $ (21,066)
Institutional Shares
Proceeds from shares issued $ 2,405 $ 5,724
Distributions reinvested 216 353
Cost of shares redeemed (6,739) (18,322)
Total Institutional Shares $ (4,118) $ (12,245)
Class A
Proceeds from shares issued $ 37 (a) $ 1
Distributions reinvested — (a) (b) 12
Cost of shares redeemed (150) (a) (986)
Total Class A $ (113) $ (973)
Change in net assets resulting from capital transactions $ (14,657) $ (34,284)
Share Transactions:
Fund Shares
Issued 1,564 802
Reinvested 292 346
Redeemed (2,805) (3,115)
Total Fund Shares (949) (1,967)
Institutional Shares
Issued 220 549
Reinvested 20 33
Redeemed (621) (1,707)
Total Institutional Shares (381) (1,125)
Class A
Issued 4 (a) — (c)
Reinvested — (a) (c) 1
Redeemed (14) (a) (92)
Total Class A (10) (91)
Change in Shares (1,340) (3,183)
(a) Class A activity is for the period March 1, 2024, to January 30, 2025 (date of termination).
(b) Rounds to less than $1 thousand.
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory New York Bond Fund
Fund Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.85 $10.57 $11.39 $12.11 $11.80 $11.87
Investment Activities:
Net investment income (loss)(b) 0.37 0.38 0.32 0.32 0.34 0.38
Net realized and unrealized gains (losses) 0.06 0.28 (0.82) (0.72) 0.31 (0.07)
Total from Investment Activities 0.43 0.66 (0.50) (0.40) 0.65 0.31
Distributions to Shareholders from:
Net investment income (0.37) (0.38) (0.32) (0.32) (0.34) (0.38)
Total Distributions (0.37) (0.38) (0.32) (0.32) (0.34) (0.38)
Net Asset Value, End of Period $10.91 $10.85 $10.57 $11.39 $12.11 $11.80
Total Return(c)(d) 4.08% 6.36% (4.38)% (3.40)% 5.61% 2.60%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.66%(i) 0.63%(i) 0.67% 0.64% 0.66% 0.61%
Net Investment Income (Loss)(e) 3.45% 3.55% 3.25% 2.65% 2.87% 3.17%
Gross Expenses(e)(h) 0.77%(i) 0.70%(i) 0.71% 0.64% 0.66% 0.61%
Supplemental Data:
Net Assets at end of period (000's) $111,708 $121,382 $139,084 $170,335 $207,085 $218,096
Portfolio Turnover(c)(j) 4% 4% 15% 10% 19% 18%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory New York Bond Fund
Institutional Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.82 $10.56 $11.38 $12.10 $11.94
Investment Activities:
Net investment income (loss)(c) 0.38 0.38 0.32 0.33 0.26
Net realized and unrealized gains (losses) 0.06 0.26 (0.82) (0.72) 0.16
Total from Investment Activities 0.44 0.64 (0.50) (0.39) 0.42
Distributions to Shareholders from:
Net investment income (0.38) (0.38) (0.32) (0.33) (0.26)
Total Distributions (0.38) (0.38) (0.32) (0.33) (0.26)
Net Asset Value, End of Period $10.88 $10.82 $10.56 $11.38 $12.10
Total Return(d)(e) 4.12% 6.22% (4.34)% (3.39)% 3.55%
Ratios to Average Net Assets:
Net Expenses(f) (g)(h) 0.63%( i ) 0.60%( i ) 0.61% 0.61% 0.61%
Net Investment Income (Loss)(f) 3.49% 3.56% 3.31% 2.72% 2.86%
Gross Expenses(f)(h) 0.82%( i ) 0.71%( i ) 0.70% 0.65% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $4,585 $8,682 $20,352 $21,414 $2,958
Portfolio Turnover(d)(j) 4% 4% 15% 10% 19%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
11
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
* Effective January 30, 2025, Class A was liquidated.
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory New York Bond Fund* New York Bond Fund Fund Shares and Institutional Shares

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
12
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Level 1 Level 2 Level 3 Total
New York Bond Fund
Municipal Bonds .............................................. $ — $ 116,093 $ — $ 116,093
Total ....................................................... $ — $ 116,093 $ — $ 116,093
Excluding U.S. Government
Securities
Purchases Sales
New York Bond Fund ....................................................................... $ 4,430 $ 17,075

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
13
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the year ended February 28, 2025, are reflected on the Statement of
Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper New York Municipal Debt Funds Index. The Lipper New York Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper New York Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded to the
nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
New York Bond Fund Fund Shares
Institutional
Shares Class A
in thousands $ 14 $ 1 $ (—)(a)
as annual % rate 0.01% 0.02% (0.13)%
(a) Rounds to less than $1 thousand.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
14
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 28, 2025, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the period ended February 28, 2025, the
Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 28, 2025, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
In effect until June 30, 2025
Fund Shares
Institutional
Shares
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.61%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
New York Bond Fund ...................................... $ 1 $ 66 $ 88 $ 126 $ 281

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
15
State-Specific Risk — Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in New York to pay interest or repay principal, which may impact the
Fund’s performance. The Fund is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. While New York State’s economy is broad, it does have concentrations in the financial services industry and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past, and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations.
The financial health of New York City affects that of New York State; when New York City experiences financial difficulty, there may be an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York State has at times been somewhat slower than the nation overall. The economic and financial condition of New York State also may be affected by various financial, social, economic, and political factors. In addition, lingering economic affects regarding COVID-19 and other economic conditions, such as inflation, exacerbate some or all of these risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
16
and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
During the tax year ended February 28, 2025, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of February 28, 2025, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Year Ended February 28, 2025
Tax-Exempt
Income
Total
Distributions
Paid
New York Bond Fund ..................................................................... $ 4,246 $ 4,246
Year Ended February 29, 2024
Tax-Exempt
Income
Total
Distributions
Paid
New York Bond Fund ..................................................................... $ 4,996 $ 4,996
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)
Total
Accumulated
Earnings
(Loss)
New York Bond Fund ............ $ 345 $ (290) $ 55 $ (5,470) $ (5,678) $ (11,093)
Amount
New York Bond Fund .................................................................................. $ (792)
Short-Term
Amount
Long-Term
Amount Total
New York Bond Fund ................................................... $ (2,486) $ (2,984) $ (5,470)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
New York Bond Fund ................................. $ 121,771 $ 410 $ (6,088) $ (5,678)

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
17
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

18
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory New York Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory New York Bond Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February 28, 2023 and each of the three years in the period ended March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February
28, 2023 and each of the three years in the period ended March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
19
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 28, 2025, the Fund designated tax-exempt distributions in the amount of $4,246 thousand.

Victory Portfolios III
20
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory New York Bond Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
21
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the median of its expense group and was below the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended June 30,
2024, and was below the average of its performance universe and its Lipper index for the ten-year period ended June 30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The
Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
22
(Unaudited)
and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40864-0425

February 28, 2025
Annual: Full Financials
Victory Precious Metals and Minerals Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 7) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 11
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 19
Supplemental Information (Unaudited)
Additional Information
20
Advisory Contract Approval (Form N-CSR Item 11)
21

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Precious Metals and Minerals Fund
2
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.8%)
Australia (9.2%):
Materials (9.2%):
Evolution Mining Ltd. ................................................... 413,471 $ 1,562
Gold Road Resources Ltd.(a) .............................................. 1,928,577 2,907
Northern Star Resources Ltd.(a) ............................................ 2,319,007 24,684
Perseus Mining Ltd. ..................................................... 6,025,750 10,952
Ramelius Resources Ltd.(a) ............................................... 3,971,068 6,478
Regis Resources Ltd.(a) .................................................. 1,139,040 2,261
West African Resources Ltd.(a) ............................................. 1,930,796 2,078
Westgold Resources Ltd.(a) ................................................ 1,058,664 1,625
52,547
Canada (58.2%):
Materials (58.2%):
Agnico Eagle Mines Ltd. ................................................. 814,395 78,461
Alamos Gold, Inc. ...................................................... 1,169,842 26,735
B2Gold Corp. ......................................................... 4,814,038 12,879
Barrick Gold Corp. ...................................................... 2,679,769 47,566
Centerra Gold, Inc. ...................................................... 1,251,823 7,174
Culico Metals, Inc.(a) .................................................... 125,831 11
Dundee Precious Metals, Inc. .............................................. 1,726,585 20,243
Franco-Nevada Corp. .................................................... 154,818 22,101
Kinross Gold Corp. ..................................................... 2,506,049 26,865
Lundin Gold, Inc. ....................................................... 441,799 12,174
Nautilus Minerals, Inc.(a)(b) ............................................... 5,757,622 —(c)
New Gold, Inc.(a) ...................................................... 1,183,000 3,214
OceanaGold Corp. ...................................................... 2,084,516 5,591
Osisko Gold Royalties Ltd.(a) .............................................. 169,643 3,105
Torex Gold Resources, Inc.(a) .............................................. 914,986 19,981
Wesdome Gold Mines Ltd.(a) .............................................. 237,090 2,381
Wheaton Precious Metals Corp. ............................................. 663,901 45,843
334,324
China (3.8%):
Materials (3.8%):
Zijin Mining Group Co. Ltd., Class H ........................................ 11,632,000 21,748
Russian Federation (0.0%):
Materials (0.0%):
Polyus PJSC(a)(b)(d) .................................................... 62,088 —
South Africa (9.9%):
Materials (9.9%):
Gold Fields Ltd., ADR ................................................... 2,125,451 38,194
Harmony Gold Mining Co. Ltd. ............................................. 1,888,885 18,203
56,397
United Kingdom (7.4%):
Materials (7.4%):
Anglogold Ashanti PLC(e) ................................................ 258,702 7,624
Anglogold Ashanti PLC (Johannesburg Stock Exchange) ........................... 789,128 22,208
Endeavour Mining PLC .................................................. 628,803 12,462
42,294
United States (11.3%):
Materials (11.3%):
Newmont Corp. ........................................................ 904,146 38,734
Royal Gold, Inc. ........................................................ 178,962 26,307
65,041
Total Common Stocks (Cost $302,759) 572,351
Collateral for Securities Loaned (1.3%)^
United States (1.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.28%(f) ........ 1,920,855 1,921
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.28%(f) ............ 1,920,855 1,920

Victory Portfolios III
Victory Precious Metals and Minerals Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Polyus PJSC ...............................................
7/11/2019
$ 6,442
Security Description Shares
Value
(000)
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(f) ................ 1,920,855 $ 1,921
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.29%(f) . 1,920,855 1,921
Total Collateral for Securities Loaned (Cost $7,683) 7,683
Total Investments (Cost $310,442) — 101.1% 580,034
Liabilities in excess of other assets — (1.1)% (6,535)
NET ASSETS - 100.00% $ 573,499
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of February 28, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(c) Rounds to less than $1 thousand.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 28, 2025 (amounts in thousands):
(e) All or a portion of this security is on loan.
(f) Rate disclosed is the daily yield on February 28, 2025.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
February 28, 2025
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Precious
Metals and
Minerals Fund
Assets:
Investments, at value (Cost $310,442) $ 580,034 (a)
Cash 1,180
Receivables:
Dividends, interest, and securities lending income 529
Capital shares issued 705
From Adviser 4
Prepaid expenses 12
Total Assets 582,464
Liabilities:
Payables:
Collateral received on loaned securities 7,683
Capital shares redeemed 726
Accrued expenses and other payables:
Investment advisory fees 340
Administration fees 67
Custodian fees 9
Transfer agent fees 82
Compliance fees — (b)
Trustees' fees 1
12b-1 fees 2
Other accrued expenses 55
Total Liabilities 8,965
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,103,196
Total accumulated earnings (loss) (529,697)
Net Assets $ 573,499
Net Assets:
Fund Shares $ 520,123
Institutional Shares 26,256
Class A 27,120
Total $ 573,499
Shares (unlimited number of shares authorized with no par value):
Fund Shares 23,390
Institutional Shares 1,154
Class A 1,238
Total 25,782
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 22 .24
Institutional Shares 22 .75
Class A 21 .91
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 23 .25
(a) Includes $7,548 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Precious
Metals and
Minerals Fund
Investment Income:
Dividends $ 9,967
Interest 45
Securities lending (net of fees) 29
Foreign tax withholding (1,125)
Total Income 8,916
Expenses:
Investment advisory fees 4,080
Administration fees — Fund Shares 736
Administration fees — Institutional Shares 24
Administration fees — Class A 37
Sub-Administration fees 19
12b-1 fees — Class A 61
Custodian fees 61
Transfer agent fees — Fund Shares 894
Transfer agent fees — Institutional Shares 25
Transfer agent fees — Class A 26
Trustees' fees 46
Compliance fees 5
Legal and audit fees 69
State registration and filing fees 59
Interfund lending fees 1
Line of credit fees 5
Other expenses 75
Total Expenses 6,223
Expenses waived/reimbursed by Adviser (36)
Net Expenses 6,187
Net Investment Income (Loss) 2,729
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (3,838)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 216,752
Net realized/unrealized gains (losses) on investments 212,914
Change in net assets resulting from operations $ 215,643

6
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Precious Metals and
Minerals Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,729 $ 5,538
Net realized gains (losses) (3,838) (11,676)
Net change in unrealized appreciation/depreciation 216,752 (13,019)
Change in net assets resulting from operations 215,643 (19,157)
Distributions to Shareholders:
Fund Shares — (10,993)
Institutional Shares — (546)
Class A — (492)
Change in net assets resulting from distributions to shareholders — (12,031)
Change in net assets resulting from capital transactions (60,661) (32,430)
Change in net assets 154,982 (63,618)
Net Assets:
Beginning of period 418,517 482,135
End of period $ 573,499 $ 418,517

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Precious Metals and
Minerals Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 39,885 $ 33,812
Distributions reinvested — 10,698
Cost of shares redeemed (97,851) (73,791)
Total Fund Shares $ (57,966) $ (29,281)
Institutional Shares
Proceeds from shares issued $ 2,984 $ 2,863
Distributions reinvested — 544
Cost of shares redeemed (4,983) (2,926)
Total Institutional Shares $ (1,999) $ 481
Class A
Proceeds from shares issued $ 8,748 $ 4,698
Distributions reinvested — 492
Cost of shares redeemed (9,444) (8,820)
Total Class A $ (696) $ (3,630)
Change in net assets resulting from capital transactions $ (60,661) $ (32,430)
Share Transactions:
Fund Shares
Issued 2,008 2,010
Reinvested — 624
Redeemed (4,945) (4,398)
Total Fund Shares (2,937) (1,764)
Institutional Shares
Issued 146 161
Reinvested — 31
Redeemed (246) (170)
Total Institutional Shares (100) 22
Class A
Issued 433 275
Reinvested — 29
Redeemed (472) (524)
Total Class A (39) (220)
Change in Shares (3,076) (1,962)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Fund Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $14.50 $15.64 $18.14 $22.57 $19.34 $12.16
Investment Activities:
Net investment income (loss)(b) 0.10 0.19 0.15 0.19 0.09 (0.04)
Net realized and unrealized gains (losses) 7.64 (0.91) (2.50) (4.46) 3.15 7.22
Total from Investment Activities 7.74 (0.72) (2.35) (4.27) 3.24 7.18
Distributions to Shareholders from:
Net investment income — (0.42) (0.15) (0.16) (0.01) —
Total Distributions — (0.42) (0.15) (0.16) (0.01) —
Net Asset Value, End of Period $22.24 $14.50 $15.64 $18.14 $22.57 $19.34
Total Return(c)(d) 53.38% (5.03)% (12.97)% (18.93)% 16.69% 59.13%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.14% 1.18% 1.19% 1.12% 1.12% 1.19%
Net Investment Income (Loss)(e) 0.51% 1.11% 1.31% 0.97% 0.41% (0.25)%
Gross Expenses(e)(h) 1.14% 1.18% 1.19% 1.12% 1.12% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $520,123 $381,656 $439,330 $533,574 $697,969 $660,770
Portfolio Turnover(c)(i) 1% 9% 4% 8% 7% 47%(j)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

9
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Institutional Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $14.82 $15.97 $18.53 $23.06 $19.76 $12.40
Investment Activities:
Net investment income (loss)(b) 0.13 0.21 0.17 0.22 0.12 (0.01)
Net realized and unrealized gains (losses) 7.80 (0.91) (2.54) (4.56) 3.22 7.37
Total from Investment Activities 7.93 (0.70) (2.37) (4.34) 3.34 7.36
Distributions to Shareholders from:
Net investment income — (0.45) (0.19) (0.19) (0.04) —
Total Distributions — (0.45) (0.19) (0.19) (0.04) —
Net Asset Value, End of Period $22.75 $14.82 $15.97 $18.53 $23.06 $19.76
Total Return(c)(d) 53.51% (4.83)% (12.85)% (18.84)% 16.90% 59.35%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.01% 1.00% 0.98% 0.98% 0.99% 1.00%
Net Investment Income (Loss)(e) 0.64% 1.22% 1.44% 1.13% 0.55% (0.05)%
Gross Expenses(e)(h) 1.10% 1.09% 1.12% 1.05% 1.05% 1.06%
Supplemental Data:
Net Assets at end of period (000's) $26,256 $18,580 $19,681 $20,602 $26,338 $21,855
Portfolio Turnover(c)(i) 1% 9% 4% 8% 7% 47%(j)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Class A
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $14.31 $15.44 $17.91 $22.29 $19.13 $12.04
Investment Activities:
Net investment income (loss)(b) 0.06 0.16 0.13 0.14 0.04 (0.05)
Net realized and unrealized gains (losses) 7.54 (0.90) (2.47) (4.39) 3.12 7.14
Total from Investment Activities 7.60 (0.74) (2.34) (4.25) 3.16 7.09
Distributions to Shareholders from:
Net investment income — (0.39) (0.13) (0.13) — —
Total Distributions — (0.39) (0.13) (0.13) — —
Net Asset Value, End of Period $21.91 $14.31 $15.44 $17.91 $22.29 $19.13
Total Return (excludes sales charge)(c)(d) 53.11% (5.20)% (13.08)% (19.08)% 16.52% 58.89%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.34% 1.34% 1.31% 1.31% 1.31% 1.27%
Net Investment Income (Loss)(e) 0.29% 0.95% 1.17% 0.74% 0.21% (0.32)%
Gross Expenses(e)(h) 1.40% 1.41% 1.40% 1.34% 1.34% 1.27%
Supplemental Data:
Net Assets at end of period (000's) $27,120 $18,281 $23,124 $28,203 $26,282 $28,653
Portfolio Turnover(c)(i) 1% 9% 4% 8% 7% 47%(j)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
11
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as non-diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM”
or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Precious Metals and Minerals Fund Precious Metals and Minerals Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
12
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 28, 2025:
Level 1 Level 2 Level 3 Total
Precious Metals and Minerals Fund
Common Stocks ............................................... $ 572,351 $ — $ —(a) $ 572,351
Collateral for Securities Loaned ................................... 7,683 — — 7,683
Total ....................................................... $ 580,034 $ — $ —(a) $ 580,034
(a) Rounds to less than $1 thousand.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Precious Metals and Minerals Fund .................................... $ 7,548 $ — $ 7,683

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
13
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 28, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Excluding U.S. Government
Securities
Purchases Sales
Precious Metals and Minerals Fund ............................................................. $ 3,592 $ 61,959

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
14
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Precious Metals Equity Funds Index. The Lipper Precious Metals Equity Funds Index tracks the total return performance of the largest funds within the Lipper Precious Metals Equity Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Precious Metals and Minerals Fund Fund Shares
Institutional
Shares Class A
in thousands $ 32 $ 3 $ 1
as annual % rate 0.01% 0.01% —%(a)
(a) Rounds to less than 0.01%.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
15
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 28, 2025, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 28, 2025, the
Distributor received $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 28, 2025, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
In effect until June 30, 2025
Fund Shares
Institutional
Shares Class A
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.27% 1.00% 1.34%
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Precious Metals Equity Funds Index. The Lipper Precious Metals Equity Funds Index tracks the total return performance of the largest funds within the Lipper Precious Metals Equity Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6
Precious Metals and Minerals Fund Fund Shares
Institutional
Shares Class A
in thousands $ 32 $ 3 $ 1
as annual % rate 0.01% 0.01% —%(a)
(a) Rounds to less than 0.01%.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
16
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Natural Resources and Precious Metals Risk — Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals and natural resources industries, there are additional risks involved in investing in the securities of companies in these industries. The natural resources and precious metals and minerals industries can be significantly affected by global economic, financial, and political developments. Investments related to natural resources and precious metals and minerals may fluctuate in price significantly over short periods of time. However, because the market action of such securities has tended to move independently of the broader financial markets, the addition of these securities to a portfolio may reduce overall fluctuations in portfolio value.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for the Fund during the year ended February 28, 2025, were as follows
(amounts in thousands):
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Precious Metals and Minerals Fund ............................ $ 4 $ 34 $ 35 $ 36 $ 109

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
17
* Based on the number of days borrowings were outstanding for the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 28, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2025.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
During the tax year ended February 28, 2025, the Fund did not pay distributions.
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
Amount
Outstanding at
February 28, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Precious Metals and Minerals Fund ............................ $ — $ 5,900 5.69% $ 5,900
Borrower or
Lender
Amount
Outstanding at
February 28, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Precious Metals and Minerals Fund ................... Borrower $ — $ 1,199 5.37% $ 1,409
Total
Accumulated
Earnings
(Loss) Capital
Precious Metals and Minerals Fund .............................................................. $ 1,712 $ (1,712)
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Precious Metals and Minerals Fund ........................................................... $ 12,031 $ 12,031

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
18
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of February 28, 2025, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Precious Metals and Minerals Fund .......... $ 2,724 $ 2,724 $ — $ (797,168) $ 264,747 $ (529,697)
Short-Term
Amount
Long-Term
Amount Total
Precious Metals and Minerals Fund ......................................... $ 12,512 $ 784,656 $ 797,168
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Precious Metals and Minerals Fund ....................... $ 315,287 $ 283,798 $ (19,051) $ 264,747

19
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Precious Metals and Minerals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Precious Metals and Minerals Fund (the “Fund”) (one of the
funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28,
2023 and each of the three years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
20
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per share outstanding on February 28, 2025, were $0.32 and $0.04, respectively.

Victory Portfolios III
21
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Precious Metals & Minerals Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
22
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the
Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted
the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was below the average of its performance universe for the one-, five- and ten-year periods ended June 30, 2024, was above the average of its performance universe for the three-year period ended June 30, 2024, was above its Lipper index for the one-, three- and five-year periods ended June 30, 2024, and was below its Lipper index for the ten-year period ended June 30, 2024. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability –The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale –The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser. The
Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits –The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions –The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
23
(Unaudited)
maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23407-0425

February 28, 2025
Annual: Full Financials
Victory Sustainable World Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
18
Statement of Operations
19
Statements of Changes in Net Assets
20
Financial Highlights
22
Notes to Financial Statements (Form N-CSR Item 7) 25
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 33
Supplemental Information (Unaudited)
Additional Information
34
Advisory Contract Approval (Form N-CSR Item 11)
35

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Sustainable World Fund
2
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.2%)
Australia (2.2%):
Consumer Discretionary (0.8%):
Aristocrat Leisure Ltd. ................................................... 233,404 $ 10,488
Breville Group Ltd. ..................................................... 16,231 357
10,845
Energy (0.0%):(a)
Woodside Energy Group Ltd. .............................................. 17,310 271
Financials (0.5%):
ANZ Group Holdings Ltd. (b) .............................................. 54,027 1,004
Macquarie Group Ltd. ................................................... 41,218 5,851
QBE Insurance Group Ltd. (b) .............................................. 34,536 464
7,319
Health Care (0.4%):
CSL Ltd. ............................................................. 31,774 5,177
Industrials (0.1%):
Brambles Ltd. ......................................................... 36,878 481
Cleanaway Waste Management Ltd. (b) ....................................... 234,161 372
Qantas Airways Ltd. (b) ................................................... 90,922 540
1,393
Information Technology (0.0%):(a)
Technology One Ltd. .................................................... 17,623 325
Materials (0.3%):
Capricorn Metals Ltd. (b) ................................................. 63,815 303
Gold Road Resources Ltd. (b) .............................................. 271,302 415
Imdex Ltd. ............................................................ 452,042 850
Northern Star Resources Ltd. (b) ............................................ 48,372 523
Ora Banda Mining Ltd. (b) ................................................. 352,443 205
Ramelius Resources Ltd. (b) ............................................... 412,835 684
Rio Tinto Ltd. ......................................................... 8,567 604
Westgold Resources Ltd. (b) ............................................... 161,414 248
3,832
Real Estate (0.1%):
Charter Hall Group ...................................................... 35,009 374
Goodman Group ....................................................... 21,338 417
791
29,953
Austria (0.5%):
Financials (0.5%):
BAWAG Group AG (c) ................................................... 71,048 7,181
Belgium (0.8%):
Information Technology (0.3%):
Melexis NV ........................................................... 73,295 4,355
Materials (0.5%):
Solvay SA , Class A ..................................................... 214,022 6,980
11,335
Bermuda (0.3%):
Financials (0.3%):
Everest Group Ltd. ...................................................... 11,400 4,027
Brazil (0.5%):
Communication Services (0.0%):(a)
TIM SA .............................................................. 166,800 458
Consumer Discretionary (0.1%):
Cury Construtora e Incorporadora SA ........................................ 107,400 387
Smartfit Escola de Ginastica e Danca SA ...................................... 115,800 351

Victory Portfolios III
Victory Sustainable World Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Vibra Energia SA ....................................................... 117,648 $ 340
1,078
Energy (0.1%):
Petroleo Brasileiro SA , ADR ............................................... 74,633 996
Financials (0.1%):
B3 SA - Brasil Bolsa Balcao ............................................... 457,900 809
Itau Unibanco Holding SA , ADR ............................................ 191,084 1,049
1,858
Industrials (0.1%):
Embraer SA , ADR (b) .................................................... 12,156 579
Marcopolo SA , Preference Shares ........................................... 204,720 256
WEG SA ............................................................. 66,200 544
1,379
Real Estate (0.0%):(a)
Multiplan Empreendimentos Imobiliarios SA ................................... 87,900 313
Utilities (0.1%):
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 46,200 746
6,828
Canada (3.0%):
Consumer Staples (0.6%):
George Weston Ltd. ..................................................... 51,031 8,164
Energy (0.2%):
Parex Resources, Inc. .................................................... 356,537 3,475
Pason Systems, Inc. ..................................................... 15,950 136
Trican Well Service Ltd. .................................................. 70,976 223
3,834
Financials (0.2%):
Fairfax Financial Holdings Ltd. ............................................. 1,800 2,588
Industrials (0.3%):
Bombardier, Inc. , Class B (b) ............................................... 60,054 3,473
MDA Space Ltd. (b) ..................................................... 26,630 427
Russel Metals, Inc. ...................................................... 7,912 224
4,124
Information Technology (0.8%):
Constellation Software, Inc. ............................................... 3,159 10,890
Materials (0.9%):
Agnico Eagle Mines Ltd. ................................................. 101,201 9,750
Stella-Jones, Inc. ....................................................... 56,741 2,714
12,464
42,064
China (3.5%):
Communication Services (1.3%):
China Tower Corp. Ltd. , Class H (b) (c) ........................................ 272,000 386
Kingnet Network Co. Ltd. , Class A .......................................... 243,800 511
NetEase, Inc. .......................................................... 67,700 1,348
Tencent Holdings Ltd. ................................................... 250,600 15,424
Tencent Music Entertainment Group , ADR ..................................... 45,038 549
18,218
Consumer Discretionary (0.6%):
Alibaba Group Holding Ltd. , Class W ........................................ 239,276 3,956
BYD Co. Ltd. ......................................................... 23,500 1,126
Hisense Home Appliances Group Co. Ltd. , Class H ............................... 114,000 386
JD.com, Inc. , Class SW .................................................. 49,300 1,031
Meituan , Class W (b) (c) ................................................... 82,700 1,727
MotoMotion China Corp. ................................................. 40,600 410

Victory Portfolios III
Victory Sustainable World Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Zhejiang Shuanghuan Driveline Co. Ltd. , Class A ................................ 97,700 $ 502
9,138
Consumer Staples (0.5%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 955,628 5,420
Giant Biogene Holding Co. Ltd. (c) .......................................... 69,600 562
Tsingtao Brewery Co. Ltd. , Class H .......................................... 56,000 375
6,357
Energy (0.0%):(a)
PetroChina Co. Ltd. , Class H .............................................. 758,000 567
Financials (0.7%):
China Construction Bank Corp. , Class H ...................................... 1,710,000 1,451
China Merchants Bank Co. Ltd. , Class H ...................................... 130,500 766
China Pacific Insurance Group Co. Ltd. , Class H ................................ 163,400 485
Huatai Securities Co. Ltd. , Class A .......................................... 204,600 493
Industrial & Commercial Bank of China Ltd. , Class H ............................. 8,523,370 6,036
9,231
Industrials (0.1%):
Henan Pinggao Electric Co. Ltd. , Class A ...................................... 165,400 356
Range Intelligent Computing Technology Group Co. Ltd. .......................... 42,500 365
Yutong Bus Co. Ltd. , Class A .............................................. 88,100 319
1,040
Information Technology (0.2%):
Foxconn Industrial Internet Co. Ltd. , Class A ................................... 204,000 607
Luxshare Precision Industry Co. Ltd. , Class A ................................... 90,800 543
Xiaomi Corp. , Class W (b) (c) ............................................... 233,800 1,565
2,715
Materials (0.1%):
China Hongqiao Group Ltd. ............................................... 338,500 544
Shanjin International Gold Co. Ltd. , Class A .................................... 123,000 276
820
Real Estate (0.0%):(a)
Greentown China Holdings Ltd. ............................................ 496,000 736
48,822
Denmark (1.1%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 38,948 6,879
Health Care (0.6%):
Novo Nordisk A/S , Class B ................................................ 88,442 8,025
Industrials (0.0%):(a)
INVISIO AB .......................................................... 15,234 529
15,433
France (2.2%):
Communication Services (0.0%):(a)
Publicis Groupe SA ..................................................... 7,603 755
Consumer Discretionary (0.5%):
La Francaise des Jeux SACA (c) ............................................ 156,969 5,996
Renault SA ........................................................... 9,724 505
6,501
Energy (0.4%):
Gaztransport Et Technigaz SA .............................................. 35,549 5,437
Technip Energies NV .................................................... 15,998 501
5,938
Financials (0.1%):
AXA SA ............................................................. 20,406 798
BNP Paribas SA ........................................................ 8,980 680
1,478

Victory Portfolios III
Victory Sustainable World Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (0.1%):
BioMerieux ........................................................... 4,459 $ 533
Ipsen SA ............................................................. 3,373 391
924
Industrials (0.7%):
Cie de Saint-Gobain SA .................................................. 9,350 936
Eiffage SA ............................................................ 4,091 411
Rexel SA ............................................................. 281,834 7,657
SPIE SA ............................................................. 12,664 451
9,455
Information Technology (0.0%):(a)
Dassault Systemes SE .................................................... 9,664 383
Materials (0.4%):
Arkema SA ........................................................... 60,752 5,001
Real Estate (0.0%):(a)
Klepierre SA .......................................................... 11,026 350
Utilities (0.0%):(a)
Engie SA ............................................................. 24,228 434
31,219
Germany (0.5%):
Communication Services (0.1%):
Deutsche Telekom AG ................................................... 44,514 1,607
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 7,827 675
Financials (0.1%):
Allianz SE , Registered Shares .............................................. 1,657 567
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,494 847
1,414
Industrials (0.1%):
GEA Group AG ........................................................ 8,571 497
Siemens AG , Registered Shares ............................................. 6,595 1,513
2,010
Information Technology (0.1%):
Atoss Software SE ...................................................... 1,458 178
SAP SE .............................................................. 4,251 1,179
1,357
Materials (0.0%):(a)
Evonik Industries AG .................................................... 18,928 376
7,439
Hong Kong (0.1%):
Consumer Discretionary (0.0%):(a)
Bosideng International Holdings Ltd. ......................................... 894,000 436
Financials (0.1%):
BOC Hong Kong Holdings Ltd. ............................................ 152,000 536
972
Hungary (0.0%):(a)
Health Care (0.0%):(a)
Richter Gedeon Nyrt .................................................... 9,729 272
India (1.0%):
Consumer Discretionary (0.1%):
Crompton Greaves Consumer Electricals Ltd. ................................... 96,611 356
Hero MotoCorp Ltd. ..................................................... 12,502 528
Mahindra & Mahindra Ltd. (b) .............................................. 24,637 731
1,615

Victory Portfolios III
Victory Sustainable World Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (0.3%):
ICICI Bank Ltd. , ADR ................................................... 90,008 $ 2,509
LIC Housing Finance Ltd. ................................................. 160,774 919
Manappuram Finance Ltd. ................................................ 200,947 464
Shriram Finance Ltd. .................................................... 79,447 564
4,456
Health Care (0.1%):
Dr Reddy's Laboratories Ltd. (b) ............................................ 66,298 848
Sun Pharmaceutical Industries Ltd. .......................................... 57,716 1,053
1,901
Industrials (0.1%):
BLS International Services Ltd. ............................................. 89,175 348
Larsen & Toubro Ltd. .................................................... 21,877 795
1,143
Information Technology (0.1%):
Infosys Ltd. , ADR (d) .................................................... 98,937 1,989
Materials (0.2%):
Hindalco Industries Ltd. (b) ................................................ 112,054 818
UltraTech Cement Ltd. ................................................... 8,013 931
Vedanta Ltd. .......................................................... 112,372 511
Welspun Corp. Ltd. ..................................................... 59,355 503
2,763
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 241,142 694
14,561
Indonesia (0.5%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk ........................................... 29,393,038 4,208
Energy (0.0%):(a)
PT United Tractors Tbk .................................................. 285,700 386
Financials (0.2%):
PT Bank Mandiri Persero Tbk .............................................. 1,703,100 477
PT Bank Rakyat Indonesia Persero Tbk ....................................... 6,882,300 1,411
1,888
6,482
Ireland (0.9%):
Consumer Staples (0.0%):(a)
Glanbia PLC .......................................................... 19,322 222
Financials (0.0%):(a)
Bank of Ireland Group PLC ............................................... 35,714 422
Health Care (0.2%):
Medtronic PLC ........................................................ 27,700 2,549
Industrials (0.3%):
AerCap Holdings NV .................................................... 9,496 979
Trane Technologies PLC .................................................. 7,448 2,634
3,613
Materials (0.4%):
James Hardie Industries PLC (b) ............................................ 181,420 5,751
12,557
Israel (0.4%):
Health Care (0.2%):
Teva Pharmaceutical Industries Ltd. , ADR (b) ................................... 170,200 2,801
Information Technology (0.2%):
CyberArk Software Ltd. (b) ................................................ 5,297 1,927

Victory Portfolios III
Victory Sustainable World Fund
7
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Nice Ltd. (b) ........................................................... 2,040 $ 284
2,211
5,012
Italy (0.6%):
Consumer Discretionary (0.1%):
Ferrari NV ............................................................ 850 400
PRADA SpA .......................................................... 118,300 1,010
1,410
Health Care (0.1%):
El.En. SpA ........................................................... 27,024 330
Recordati Industria Chimica e Farmaceutica SpA ................................ 9,160 518
848
Industrials (0.1%):
Leonardo SpA ......................................................... 17,496 705
Maire SpA ............................................................ 25,771 250
955
Materials (0.0%):(a)
Cementir Holding NV ................................................... 24,730 334
Utilities (0.3%):
Enel SpA ............................................................. 661,259 4,842
8,389
Japan (4.8%):
Communication Services (0.6%):
Kakaku.com, Inc. ....................................................... 450,091 6,490
Konami Group Corp. .................................................... 9,100 1,111
Okinawa Cellular Telephone Co. ............................................ 5,800 160
7,761
Consumer Discretionary (0.6%):
Asics Corp. ........................................................... 26,300 589
Goldwin, Inc. (d) ....................................................... 2,900 140
Rinnai Corp. .......................................................... 15,000 343
Shoei Co. Ltd. ......................................................... 21,000 257
Sony Group Corp. ...................................................... 37,500 938
Sumitomo Electric Industries Ltd. ........................................... 29,800 525
Suzuki Motor Corp. ..................................................... 50,900 623
Toyota Motor Corp. ..................................................... 24,000 435
ZOZO, Inc. ........................................................... 163,000 5,099
8,949
Consumer Staples (0.5%):
Asahi Group Holdings Ltd. ................................................ 37,400 464
Milbon Co. Ltd. ........................................................ 6,700 131
Toyo Suisan Kaisha Ltd. .................................................. 99,549 5,923
6,518
Financials (1.1%):
Mizuho Financial Group, Inc. .............................................. 438,411 12,321
ORIX Corp. ........................................................... 20,874 433
Sumitomo Mitsui Financial Group, Inc. ....................................... 53,725 1,368
Tokio Marine Holdings, Inc. ............................................... 20,300 723
14,845
Health Care (0.4%):
Fukuda Denshi Co. Ltd. .................................................. 6,400 283
Hoya Corp. ........................................................... 37,202 4,368
Nakanishi, Inc. ......................................................... 10,600 149
Otsuka Holdings Co. Ltd. ................................................. 13,500 662
Shionogi & Co. Ltd. ..................................................... 28,800 432
Takara Bio, Inc. ........................................................ 20,900 118
Terumo Corp. ......................................................... 19,400 346
6,358

Victory Portfolios III
Victory Sustainable World Fund
8
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.6%):
Aeon Delight Co. Ltd. ................................................... 9,300 $ 290
Amada Co. Ltd. ........................................................ 16,800 161
Central Japan Railway Co. ................................................ 16,400 323
Fuji Electric Co. Ltd. .................................................... 85,000 3,791
Hitachi Ltd. ........................................................... 38,900 989
ITOCHU Corp. ........................................................ 25,209 1,114
JAC Recruitment Co. Ltd. ................................................. 60,400 313
Komatsu Ltd. .......................................................... 21,200 636
Mitsubishi Heavy Industries Ltd. ............................................ 51,400 690
Nichias Corp. .......................................................... 4,300 129
Sanyo Denki Co. Ltd. .................................................... 5,500 321
8,757
Information Technology (0.9%):
Amano Corp. .......................................................... 5,800 150
Anritsu Corp. .......................................................... 28,300 251
Canon, Inc. ........................................................... 14,100 477
Dexerials Corp. ........................................................ 17,400 244
Disco Corp. ........................................................... 15,700 3,985
DTS Corp. ............................................................ 9,400 264
Future Corp. .......................................................... 23,900 281
Horiba Ltd. ........................................................... 5,400 353
Micronics Japan Co. Ltd. ................................................. 9,600 278
NEC Corp. ........................................................... 10,300 1,006
Oracle Corp. .......................................................... 44,800 4,271
Tokyo Electron Ltd. ..................................................... 2,200 329
Yokogawa Electric Corp. ................................................. 22,500 431
12,320
Materials (0.1%):
Fuso Chemical Co. Ltd. .................................................. 7,200 163
Nippon Steel Corp. ...................................................... 22,000 488
Sumitomo Bakelite Co. Ltd. ............................................... 6,200 139
Tokyo Ohka Kogyo Co. Ltd. ............................................... 6,800 164
Tosoh Corp. ........................................................... 29,082 398
1,352
Real Estate (0.0%):(a)
Daiwa House Industry Co. Ltd. ............................................. 13,600 448
67,308
Luxembourg (0.0%):(a)
Energy (0.0%):(a)
Tenaris SA ............................................................ 20,309 384
Mexico (0.1%):
Financials (0.1%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 217,467 1,533
Real Estate (0.0%):(a)
Corp Inmobiliaria Vesta SAB de CV ......................................... 189,103 443
1,976
Netherlands (0.8%):
Communication Services (0.0%):(a)
Koninklijke KPN NV .................................................... 93,042 355
Consumer Discretionary (0.1%):
Prosus NV (b) .......................................................... 17,420 767
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 16,209 571
Financials (0.1%):
Euronext NV (c) ........................................................ 5,662 715
ING Groep NV ........................................................ 23,520 419

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9
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
NN Group NV ......................................................... 8,305 $ 421
1,555
Health Care (0.0%):(a)
Argenx SE (b) .......................................................... 886 554
Information Technology (0.5%):
ASM International NV ................................................... 11,058 6,018
ASML Holding NV ..................................................... 1,485 1,056
7,074
Real Estate (0.0%):(a)
NEPI Rockcastle NV .................................................... 63,120 456
11,332
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 301,993 5,771
Norway (0.0%):(a)
Energy (0.0%):(a)
Equinor ASA .......................................................... 12,562 292
TGS ASA ............................................................ 24,718 239
531
Panama (0.0%):(a)
Industrials (0.0%):(a)
Copa Holdings SA , Class A ................................................ 4,775 444
Poland (0.2%):
Consumer Discretionary (0.1%):
LPP SA .............................................................. 160 723
Financials (0.1%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 77,052 1,319
2,042
Portugal (0.0%):(a)
Energy (0.0%):(a)
Galp Energia SGPS SA ................................................... 24,313 401
Puerto Rico (0.1%):
Financials (0.1%):
EVERTEC, Inc. ........................................................ 17,273 645
OFG Bancorp ......................................................... 9,865 419
1,064
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (b) (e) (f) ................................................... 303,950 —
Rosneft Oil Co. PJSC , GDR (b) (e) (f) ......................................... 124,892 —
—
Financials (0.0%):
Sberbank of Russia PJSC , ADR (b) (e) (f) ....................................... 91,313 —
—
Saudi Arabia (0.2%):
Consumer Discretionary (0.0%):(a)
United Electronics Co. ................................................... 15,291 398
Financials (0.2%):
Alinma Bank .......................................................... 147,160 1,189
Saudi Awwal Bank ...................................................... 79,227 752
1,941
Industrials (0.0%):(a)
Riyadh Cables Group Co. ................................................. 11,022 422
2,761

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10
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Singapore (1.0%):
Consumer Discretionary (0.1%):
Trip.com Group Ltd. , ADR (b) .............................................. 13,908 $ 788
Financials (0.9%):
DBS Group Holdings Ltd. ................................................. 22,195 758
Singapore Exchange Ltd. ................................................. 1,120,527 11,187
11,945
Utilities (0.0%):(a)
Sembcorp Industries Ltd. ................................................. 132,300 598
13,331
South Africa (0.6%):
Consumer Discretionary (0.5%):
Foschini Group Ltd. ..................................................... 40,119 292
Mr Price Group Ltd. ..................................................... 520,222 6,735
7,027
Financials (0.1%):
Capitec Bank Holdings Ltd. ............................................... 3,792 623
Investec PLC .......................................................... 52,224 340
Nedbank Group Ltd. ..................................................... 56,531 847
1,810
8,837
South Korea (0.8%):
Communication Services (0.1%):
Krafton, Inc. (b) ........................................................ 1,821 428
SK Telecom Co. Ltd. .................................................... 18,182 696
1,124
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 4,862 305
KB Financial Group, Inc. ................................................. 12,700 681
KIWOOM Securities Co. Ltd. .............................................. 3,251 255
Samsung Securities Co. Ltd. ............................................... 23,479 735
1,976
Health Care (0.1%):
Classys, Inc. .......................................................... 9,576 415
PharmaResearch Co. Ltd. ................................................. 2,427 484
T&L Co. Ltd. .......................................................... 4,464 232
1,131
Industrials (0.2%):
Hanwha Aerospace Co. Ltd. ............................................... 1,533 626
HD Hyundai Electric Co. Ltd. .............................................. 2,116 479
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 3,389 495
Hyundai Rotem Co. Ltd. (b) ................................................ 8,928 479
Samsung C&T Corp. .................................................... 7,438 620
2,699
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 67,259 2,517
SK Hynix, Inc. ......................................................... 10,322 1,370
3,887
10,817
Spain (1.6%):
Consumer Discretionary (0.0%):(a)
Industria de Diseno Textil SA .............................................. 8,918 479
Energy (0.0%):(a)
Repsol SA ............................................................ 23,527 300
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 763,357 10,118
Banco Santander SA ..................................................... 188,227 1,208

Victory Portfolios III
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11
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Bankinter SA .......................................................... 47,597 $ 459
11,785
Industrials (0.6%):
Aena SME SA (c) ....................................................... 39,171 8,670
Utilities (0.1%):
Iberdrola SA .......................................................... 38,432 555
21,789
Sweden (0.9%):
Consumer Staples (0.4%):
Axfood AB (d) ......................................................... 10,414 221
Essity AB , Class B ...................................................... 205,920 5,668
5,889
Financials (0.0%):(a)
Swedbank AB , Class A ................................................... 18,911 455
Health Care (0.0%):(a)
Camurus AB (b) ........................................................ 4,851 301
Industrials (0.4%):
Atlas Copco AB , Class B ................................................. 344,687 5,151
Volvo AB , Class B ...................................................... 19,979 620
5,771
Information Technology (0.1%):
HMS Networks AB ..................................................... 5,851 266
Mycronic AB .......................................................... 4,753 201
467
12,883
Switzerland (2.8%):
Consumer Discretionary (0.2%):
On Holding AG , Class A (b) ............................................... 62,208 3,016
Consumer Staples (0.1%):
Coca-Cola HBC AG ..................................................... 16,562 702
Financials (1.0%):
Chubb Ltd. ........................................................... 22,249 6,352
Partners Group Holding AG ............................................... 4,350 6,444
Zurich Insurance Group AG ............................................... 1,586 1,048
13,844
Health Care (1.2%):
Galenica AG (c) ........................................................ 1,935 173
Novartis AG , Registered Shares ............................................. 17,912 1,950
Roche Holding AG ...................................................... 41,568 13,849
Sandoz Group AG ...................................................... 15,536 682
16,654
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 12,617 680
Burckhardt Compression Holding AG ........................................ 679 474
Kardex Holding AG , Registered Shares ....................................... 1,527 443
Sulzer AG , Registered Shares .............................................. 1,269 221
1,818
Information Technology (0.1%):
Landis+Gyr Group AG ................................................... 4,536 255
Logitech International SA , Class R .......................................... 3,991 396
651
Materials (0.1%):
Clariant AG , Registered Shares (d) ........................................... 25,540 284
Glencore PLC ......................................................... 92,497 372
Holcim AG ........................................................... 11,738 1,287
1,943

Victory Portfolios III
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12
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (0.0%):(a)
PSP Swiss Property AG , Registered Shares ..................................... 2,651 $ 391
39,019
Taiwan (3.8%):
Financials (1.0%):
Cathay Financial Holding Co. Ltd. ........................................... 6,517,000 13,443
Health Care (0.0%):(a)
Bora Pharmaceuticals Co. Ltd. ............................................. 15,000 407
Industrials (0.0%):(a)
Fortune Electric Co. Ltd. ................................................. 20,300 384
Information Technology (2.7%):
ASE Technology Holding Co. Ltd. ........................................... 1,258,000 6,359
Chroma ATE, Inc. ...................................................... 38,000 384
Compeq Manufacturing Co. Ltd. ............................................ 282,000 578
Elite Material Co. Ltd. ................................................... 25,000 474
Gold Circuit Electronics Ltd. ............................................... 92,800 615
King Yuan Electronics Co. Ltd. ............................................. 136,000 434
Lite-On Technology Corp. ................................................ 1,150,000 3,685
Lotes Co. Ltd. ......................................................... 7,000 345
Quanta Computer, Inc. ................................................... 147,000 1,090
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 772,000 23,552
Wiwynn Corp. ......................................................... 7,000 409
37,925
Materials (0.1%):
Gloria Material Technology Corp. ........................................... 354,000 517
52,676
Thailand (0.1%):
Consumer Staples (0.1%):
CP ALL PCL, NVDR .................................................... 612,200 968
Energy (0.0%):(a)
PTT Exploration & Production PCL, NVDR ................................... 209,300 669
1,637
Turkey (0.1%):
Consumer Staples (0.0%):(a)
BIM Birlesik Magazalar A/S ............................................... 31,898 443
Industrials (0.1%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 189,206 486
Pegasus Hava Tasimaciligi A/S (b) ........................................... 59,522 391
877
1,320
United Arab Emirates (0.1%):
Real Estate (0.1%):
Emaar Properties PJSC ................................................... 201,403 744
United Kingdom (3.6%):
Communication Services (0.0%):(a)
Informa PLC .......................................................... 44,858 488
MONY Group PLC ..................................................... 58,162 144
632
Consumer Discretionary (0.7%):
Birkenstock Holding PLC (b) ............................................... 6,541 324
Greggs PLC ........................................................... 158,846 4,216
Next PLC ............................................................ 43,706 5,542
10,082
Consumer Staples (0.8%):
Coca-Cola Europacific Partners PLC ......................................... 5,767 497
Imperial Brands PLC .................................................... 230,104 8,096
Marks & Spencer Group PLC .............................................. 168,835 758

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Victory Sustainable World Fund
13
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Tesco PLC ............................................................ 162,461 $ 779
Unilever PLC ......................................................... 14,663 831
10,961
Energy (0.1%):
Harbour Energy PLC .................................................... 95,157 274
Shell PLC ............................................................ 14,146 472
Subsea 7 SA .......................................................... 21,806 337
1,083
Financials (1.0%):
3i Group PLC ......................................................... 23,075 1,155
Barclays PLC ......................................................... 166,981 659
HSBC Holdings PLC .................................................... 910,760 10,799
IntegraFin Holdings PLC ................................................. 79,795 329
Standard Chartered PLC .................................................. 83,554 1,345
14,287
Health Care (0.2%):
AstraZeneca PLC ....................................................... 10,444 1,580
Hikma Pharmaceuticals PLC ............................................... 26,437 721
2,301
Industrials (0.2%):
Balfour Beatty PLC ..................................................... 34,672 203
Clarkson PLC ......................................................... 7,094 396
easyJet PLC ........................................................... 59,510 380
Mitie Group PLC ....................................................... 227,910 337
RELX PLC ........................................................... 9,089 439
Rolls-Royce Holdings PLC (b) .............................................. 99,314 937
The Weir Group PLC .................................................... 6,705 206
2,898
Information Technology (0.1%):
Kainos Group PLC ...................................................... 22,249 193
The Sage Group PLC .................................................... 29,873 479
672
Materials (0.4%):
Rio Tinto PLC ......................................................... 99,552 6,014
Real Estate (0.0%):(a)
The British Land Co. PLC ................................................ 76,584 348
Utilities (0.1%):
Drax Group PLC ....................................................... 61,202 470
National Grid PLC ...................................................... 33,193 408
878
50,156
United States (58.1%):
Communication Services (6.0%):
Alphabet, Inc. , Class C ................................................... 189,289 32,568
Meta Platforms, Inc. , Class A .............................................. 53,300 35,615
Netflix, Inc. (b) ......................................................... 5,651 5,541
Reddit, Inc. , Class A (b) ................................................... 10,298 1,666
Take-Two Interactive Software, Inc. (b) ....................................... 11,800 2,501
The Trade Desk, Inc. , Class A (b) ............................................ 82,985 5,836
83,727
Consumer Discretionary (6.8%):
Amazon.com, Inc. (b) .................................................... 158,119 33,565
Atmus Filtration Technologies, Inc. .......................................... 21,685 863
Booking Holdings, Inc. ................................................... 2,192 10,995
Brunswick Corp. ....................................................... 11,627 707
Cavco Industries, Inc. (b) .................................................. 1,479 776
Century Communities, Inc. ................................................ 3,047 212
Installed Building Products, Inc. ............................................ 3,362 576

Victory Portfolios III
Victory Sustainable World Fund
14
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Latham Group, Inc. (b) ................................................... 175,072 $ 1,035
LKQ Corp. ........................................................... 69,800 2,945
M/I Homes, Inc. (b) ...................................................... 1,864 218
MarineMax, Inc. (b) ..................................................... 21,020 533
Mattel, Inc. (b) ......................................................... 78,300 1,668
McDonald's Corp. ...................................................... 36,315 11,197
O'Reilly Automotive, Inc. (b) ............................................... 2,971 4,081
PulteGroup, Inc. ........................................................ 68,176 7,041
Ross Stores, Inc. ....................................................... 44,160 6,196
Samsonite International SA (c) .............................................. 176,100 489
Tesla, Inc. (b) .......................................................... 33,086 9,694
Thor Industries, Inc. ..................................................... 6,759 672
Toll Brothers, Inc. ...................................................... 14,600 1,630
Tri Pointe Homes, Inc. (b) ................................................. 17,402 551
95,644
Consumer Staples (2.1%):
Casey's General Stores, Inc. ............................................... 1,519 629
Colgate-Palmolive Co. ................................................... 117,268 10,691
Ingredion, Inc. ......................................................... 3,503 457
Keurig Dr. Pepper, Inc. ................................................... 114,900 3,851
Mondelez International, Inc. , Class A ......................................... 37,500 2,409
PepsiCo, Inc. .......................................................... 54,773 8,406
U.S. Foods Holding Corp. (b) ............................................... 53,300 3,821
30,264
Energy (2.5%):
APA Corp. ............................................................ 349,387 7,232
Cactus, Inc. , Class A ..................................................... 59,889 3,147
ConocoPhillips Co. ..................................................... 75,879 7,524
Enterprise Products Partners LP ............................................. 85,100 2,843
Expro Group Holdings NV (b) .............................................. 27,294 325
Exxon Mobil Corp. ..................................................... 101,821 11,336
Kodiak Gas Services, Inc. ................................................. 10,795 464
Liberty Energy, Inc. ..................................................... 17,452 301
Valero Energy Corp. ..................................................... 11,500 1,503
34,675
Financials (9.6%):
Acadian Asset Management, Inc. ............................................ 42,097 1,038
Bank of America Corp. ................................................... 274,887 12,672
Cboe Global Markets, Inc. ................................................ 16,100 3,394
Citigroup, Inc. ......................................................... 67,400 5,389
Corpay, Inc. (b) ......................................................... 7,300 2,679
Home Bancshares, Inc. ................................................... 24,945 747
Houlihan Lokey, Inc. .................................................... 3,878 672
Jackson Financial, Inc. , Class A ............................................. 51,604 4,728
JPMorgan Chase & Co. .................................................. 78,609 20,804
KeyCorp ............................................................. 255,600 4,427
Mastercard, Inc. , Class A ................................................. 30,804 17,753
S&P Global, Inc. ....................................................... 28,453 15,187
Synchrony Financial ..................................................... 104,497 6,341
Texas Capital Bancshares, Inc. (b) ........................................... 10,196 807
The Goldman Sachs Group, Inc. ............................................ 4,700 2,925
The PNC Financial Services Group, Inc. ...................................... 59,272 11,375
The Progressive Corp. ................................................... 5,500 1,551
Tradeweb Markets, Inc. , Class A ............................................ 9,915 1,342
Unum Group .......................................................... 175,680 14,457
Visa, Inc. , Class A ...................................................... 15,775 5,722
134,010
Health Care (7.1%):
AbbVie, Inc. .......................................................... 13,500 2,822
Align Technology, Inc. (b) ................................................. 22,196 4,151
Amgen, Inc. ........................................................... 34,125 10,513

Victory Portfolios III
Victory Sustainable World Fund
15
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Boston Scientific Corp. (b) ................................................. 12,771 $ 1,325
Catalyst Pharmaceuticals, Inc. (b) ............................................ 22,228 509
CorVel Corp. (b) ........................................................ 9,234 1,018
Eli Lilly & Co. ......................................................... 25,094 23,102
GE HealthCare Technologies, Inc. ........................................... 14,600 1,275
Halozyme Therapeutics, Inc. (b) ............................................. 16,123 954
IDEXX Laboratories, Inc. (b) ............................................... 16,922 7,397
Integer Holdings Corp. (b) ................................................. 3,082 380
Intuitive Surgical, Inc. (b) ................................................. 7,007 4,016
Johnson & Johnson ..................................................... 97,393 16,072
LeMaitre Vascular, Inc. ................................................... 8,010 736
McKesson Corp. ....................................................... 8,687 5,562
Merck & Co., Inc. ...................................................... 23,300 2,149
Neogen Corp. (b) ....................................................... 34,833 350
Privia Health Group, Inc. (b) ............................................... 22,758 568
STAAR Surgical Co. (b) .................................................. 15,987 280
The Cigna Group ....................................................... 11,600 3,583
UnitedHealth Group, Inc. ................................................. 26,066 12,380
Vericel Corp. (b) ........................................................ 17,873 917
100,059
Industrials (5.5%):
AAON, Inc. ........................................................... 6,425 494
Arcosa, Inc. ........................................................... 7,006 588
CACI International, Inc. , Class A (b) ......................................... 4,800 1,607
Caterpillar, Inc. ........................................................ 26,090 8,974
Curtiss-Wright Corp. .................................................... 1,757 565
Delta Air Lines, Inc. ..................................................... 123,433 7,421
Eaton Corp. PLC ....................................................... 24,084 7,064
ESCO Technologies, Inc. ................................................. 5,790 955
FedEx Corp. .......................................................... 8,000 2,103
General Dynamics Corp. .................................................. 5,100 1,288
GMS, Inc. (b) .......................................................... 6,147 489
Hub Group, Inc. , Class A ................................................. 5,458 224
Johnson Controls International PLC .......................................... 18,400 1,576
Leidos Holdings, Inc. .................................................... 10,800 1,404
Lennox International, Inc. ................................................. 17,556 10,552
Lincoln Electric Holdings, Inc. ............................................. 2,095 433
McGrath RentCorp ...................................................... 6,189 755
PACCAR, Inc. ......................................................... 16,900 1,812
Quanta Services, Inc. .................................................... 11,799 3,063
Regal Rexnord Corp. .................................................... 11,100 1,436
RTX Corp. ............................................................ 12,000 1,596
Rush Enterprises, Inc. , Class A ............................................. 12,848 749
Sensata Technologies Holding PLC .......................................... 63,900 1,844
Simpson Manufacturing Co., Inc. ........................................... 4,008 659
SPX Technologies, Inc. (b) ................................................ 2,858 416
SS&C Technologies Holdings, Inc. .......................................... 41,200 3,669
Standex International Corp. ................................................ 3,825 711
The AZEK Co., Inc. (b) ................................................... 7,230 339
The Toro Co. .......................................................... 25,000 2,005
Uber Technologies, Inc. (b) ................................................ 57,999 4,409
Vertiv Holdings Co. , Class A ............................................... 76,059 7,239
76,439
Information Technology (16.3%):
Adobe, Inc. (b) ......................................................... 19,727 8,652
Advanced Energy Industries, Inc. ........................................... 5,688 655
Alarm.com Holdings, Inc. (b) ............................................... 4,104 238
Amphenol Corp. , Class A ................................................. 21,500 1,432
Analog Devices, Inc. .................................................... 7,600 1,748
Apple, Inc. ........................................................... 199,388 48,220
Applied Materials, Inc. ................................................... 7,700 1,217
Arista Networks, Inc. (b) .................................................. 51,659 4,807

Victory Portfolios III
Victory Sustainable World Fund
16
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Broadcom, Inc. ........................................................ 33,765 $ 6,734
Cadence Design Systems, Inc. (b) ............................................ 10,393 2,603
Cisco Systems, Inc. ..................................................... 234,207 15,015
Diodes, Inc. (b) ......................................................... 8,301 410
DoubleVerify Holdings, Inc. (b) ............................................. 25,778 358
ePlus, Inc. (b) .......................................................... 13,553 873
Fortinet, Inc. (b) ........................................................ 120,779 13,045
Microsoft Corp. ........................................................ 103,255 40,991
Monolithic Power Systems, Inc. ............................................ 2,000 1,222
Motorola Solutions, Inc. .................................................. 7,820 3,443
NVIDIA Corp. ......................................................... 436,957 54,585
Palo Alto Networks, Inc. (b) ................................................ 19,045 3,627
Progress Software Corp. .................................................. 7,929 433
Salesforce, Inc. ........................................................ 5,700 1,698
ServiceNow, Inc. (b) ..................................................... 5,500 5,114
Texas Instruments, Inc. ................................................... 47,759 9,360
Zebra Technologies Corp. (b) ............................................... 5,600 1,764
228,244
Materials (0.7%):
Alcoa Corp. ........................................................... 121,516 4,041
Hawkins, Inc. ......................................................... 7,916 831
NewMarket Corp. ...................................................... 1,447 825
PPG Industries, Inc. ..................................................... 16,800 1,902
Sealed Air Corp. ....................................................... 51,500 1,760
9,359
Real Estate (0.7%):
Alexandria Real Estate Equities, Inc. ......................................... 11,500 1,176
Equity LifeStyle Properties, Inc. ............................................ 19,000 1,303
Prologis, Inc. .......................................................... 55,114 6,830
9,309
Utilities (0.8%):
Constellation Energy Corp. ................................................ 18,774 4,704
Exelon Corp. .......................................................... 69,000 3,050
Vistra Corp. ........................................................... 27,384 3,660
11,414
813,144
Total Common Stocks (Cost $911,487) 1,372,913
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring   3/31/40 (b) (e) .............................. 5,434 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares Core MSCI EAFE ETF ............................................. 15,852 1,195
iShares MSCI EAFE Small-Cap ETF ......................................... 8,209 516
iShares Russell 2000 ETF (d) ............................................... 2,253 484
2,195
Total Exchange-Traded Funds (Cost $2,231) 2,195
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .28% (g) ........ 560,521 561
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .28% (g) ............ 560,521 560
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (g) ............... 560,521 560

Victory Portfolios III
Victory Sustainable World Fund
17
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
8/13/2021
$ 1,231
Rosneft Oil Co. PJSC , GDR ....................................
4/6/2021
964
Sberbank of Russia PJSC , ADR ..................................
3/26/2021
1,405
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .29% (g) . 560,521 $ 561
Total Collateral for Securities Loaned (Cost $2,242) 2,242
Total Investments (Cost $915,960) — 98.6% 1,377,350
Other assets in excess of liabilities — 1.4% 21,251
NET ASSETS - 100.00% $ 1,398,601
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2025, the fair value of these securities was
$27,464 (thousands) and amounted to 2.0% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of February 28, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at February 28, 2025 (amounts in thousands):
(g) Rate disclosed is the daily yield on February 28, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
February 28, 2025
18
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Sustainable
World Fund
Assets:
Investments, at value (Cost $915,960) $ 1,377,350 (a)
Foreign currency, at value (Cost $2,473) 2,484
Cash 18,926
Receivables:
Dividends, interest, and securities lending income 1,272
Capital shares issued 149
Investments sold 633
From Adviser 5
Reclaims 2,258
Prepaid expenses 11
Total Assets 1,403,088
Liabilities:
Payables:
Collateral received on loaned securities 2,242
Investments purchased 244
Capital shares redeemed 447
Accrued foreign capital gains taxes 131
Accrued expenses and other payables:
Investment advisory fees 821
Administration fees 164
Custodian fees 55
Transfer agent fees 108
Compliance fees 1
Trustees' fees 1
12b-1 fees — (b)
Other accrued expenses 273
Total Liabilities 4,487
Commitments and contingencies (Note 4 )
Net Assets:
Capital 903,996
Total accumulated earnings (loss) 494,605
Net Assets $ 1,398,601
Net Assets:
Fund Shares $ 1,387,165
Institutional Shares 6,357
Class A 5,079
Total $ 1,398,601
Shares (unlimited number of shares authorized with no par value):
Fund Shares 46,370
Institutional Shares 212
Class A 169
Total 46,751
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 29 .92
Institutional Shares 30 .02
Class A 30 .00
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 31 .83
(a) Includes $2,140 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
19
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Sustainable
World Fund
Investment Income:
Dividends $ 28,182
Interest 999
Securities lending (net of fees) 34
Foreign tax withholding (2,125)
Total Income 27,090
Expenses:
Investment advisory fees 11,044
Administration fees — Fund Shares 2,097
Administration fees — Institutional Shares 5
Administration fees — Class A 7
Sub-Administration fees 109
12b-1 fees — Class A 12
Custodian fees 298
Transfer agent fees — Fund Shares 1,194
Transfer agent fees — Institutional Shares 6
Transfer agent fees — Class A 5
Trustees' fees 46
Compliance fees 12
Legal and audit fees 152
State registration and filing fees 61
Line of credit fees 4
Other expenses 132
Total Expenses 15,184
Expenses waived/reimbursed by Adviser (42)
Net Expenses 15,142
Net Investment Income (Loss) 11,948
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 111,176
Foreign taxes on realized gains (342)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 53,615
Net change in accrued foreign taxes on unrealized gains 666
Net realized/unrealized gains (losses) on investments 165,115
Change in net assets resulting from operations $ 177,063

20
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sustainable World Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 11,948 $ 11,538
Net realized gains (losses) 110,834 60,949
Net change in unrealized appreciation/depreciation 54,281 212,448
Change in net assets resulting from operations 177,063 284,935
Distributions to Shareholders:
Fund Shares (88,532) (13,190)
Institutional Shares (398) (45)
Class A (300) (32)
Change in net assets resulting from distributions to shareholders (89,230) (13,267)
Change in net assets resulting from capital transactions (32,989) (100,067)
Change in net assets 54,844 171,601
Net Assets:
Beginning of period 1,343,757 1,172,156
End of period $ 1,398,601 $ 1,343,757

21
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sustainable World Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 58,105 $ 45,003
Distributions reinvested 87,299 12,997
Cost of shares redeemed (180,331) (156,832)
Total Fund Shares $ (34,927) $ (98,832)
Institutional Shares
Proceeds from shares issued $ 3,896 $ 2,717
Distributions reinvested 389 43
Cost of shares redeemed (2,787) (3,151)
Total Institutional Shares $ 1,498 $ (391)
Class A
Proceeds from shares issued $ 790 $ 777
Distributions reinvested 234 24
Cost of shares redeemed (584) (1,645)
Total Class A $ 440 $ (844)
Change in net assets resulting from capital transactions $ (32,989) $ (100,067)
Share Transactions:
Fund Shares
Issued 1,917 1,804
Reinvested 2,858 492
Redeemed (5,955) (6,266)
Total Fund Shares (1,180) (3,970)
Institutional Shares
Issued 127 107
Reinvested 13 2
Redeemed (92) (128)
Total Institutional Shares 48 (19)
Class A
Issued 26 31
Reinvested 8 1
Redeemed (19) (69)
Total Class A 15 (37)
Change in Shares (1,117) (4,026)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Sustainable World Fund
Fund Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $28.07 $22.59 $23.70 $31.03 $23.38 $30.71
Investment Activities:
Net investment income (loss)(b) 0.27 0.23 0.16 0.25 0.23 0.27
Net realized and unrealized gains (losses) 3.55 5.52 (0.65) (2.36) 8.74 2.87
Total from Investment Activities 3.82 5.75 (0.49) (2.11) 8.97 3.14
Distributions to Shareholders from:
Net investment income (0.54) (0.27) (0.09) (0.27) (0.18) (0.32)
Net realized gains (1.43) — (0.53) (4.95) (1.14) (10.15)
Total Distributions (1.97) (0.27) (0.62) (5.22) (1.32) (10.47)
Net Asset Value, End of Period $29.92 $28.07 $22.59 $23.70 $31.03 $23.38
Total Return(c)(d) 13.54% 25.55% (2.01)% (8.90)% 39.07% 7.81%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.07% 1.08% 1.09% 1.05% 1.05% 1.07%
Net Investment Income (Loss)(e) 0.85% 0.93% 0.95% 0.87% 0.86% 0.98%
Gross Expenses(e)(h) 1.07% 1.08% 1.09% 1.05% 1.05% 1.07%
Supplemental Data:
Net Assets at end of period (000's) $1,387,165 $1,334,778 $1,163,680 $1,272,993 $1,507,963 $1,228,986
Portfolio Turnover(c)(i) 32% 32% 23% 37%(j) 88% 103%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year subadvisor termination.

23
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sustainable World Fund
Institutional Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $28.17 $22.66 $23.78 $31.10 $23.42 $30.74
Investment Activities:
Net investment income (loss)(b) 0.26 0.25 0.17 0.31 0.24 0.29
Net realized and unrealized gains (losses) 3.58 5.55 (0.65) (2.41) 8.77 2.86
Total from Investment Activities 3.84 5.80 (0.48) (2.10) 9.01 3.15
Distributions to Shareholders from:
Net investment income (0.56) (0.29) (0.11) (0.27) (0.19) (0.32)
Net realized gains (1.43) — (0.53) (4.95) (1.14) (10.15)
Total Distributions (1.99) (0.29) (0.64) (5.22) (1.33) (10.47)
Net Asset Value, End of Period $30.02 $28.17 $22.66 $23.78 $31.10 $23.42
Total Return(c)(d) 13.57% 25.67% (1.96)% (8.87)% 39.17% 7.85%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.02% 1.02%(i) 1.00% 1.00% 0.99% 1.00%
Net Investment Income (Loss)(e) 0.85% 1.02% 1.01% 1.10% 0.87% 1.00%
Gross Expenses(e)(h) 1.44% 1.66% 1.49% 1.29% 1.27% 1.13%
Supplemental Data:
Net Assets at end of period (000's) $6,357 $4,631 $4,140 $5,301 $2,660 $6,143
Portfolio Turnover(c)(j) 32% 32% 23% 37%(k) 88% 103%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Includes fees associated with the Fund's closing agreement on EU reclaims. If these fees had not been included, the net expense ratio would have been
(0.01)% lower.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects a return to normal trading levels after a prior year subadvisor termination.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Sustainable World Fund
Class A
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $28.15 $22.66 $23.77 $31.06 $23.40 $30.77
Investment Activities:
Net investment income (loss)(b) 0.17 0.16 0.11 0.19 0.15 0.19
Net realized and unrealized gains (losses) 3.57 5.54 (0.65) (2.40) 8.76 2.86
Total from Investment Activities 3.74 5.70 (0.54) (2.21) 8.91 3.05
Distributions to Shareholders from:
Net investment income (0.46) (0.21) (0.04) (0.13) (0.11) (0.27)
Net realized gains (1.43) — (0.53) (4.95) (1.14) (10.15)
Total Distributions (1.89) (0.21) (0.57) (5.08) (1.25) (10.42)
Net Asset Value, End of Period $30.00 $28.15 $22.66 $23.77 $31.06 $23.40
Total Return (excludes sales charge)(c)(d) 13.21% 25.22% (2.19)% (9.18)% 38.73% 7.49%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.37% 1.36% 1.35% 1.32% 1.32% 1.35%
Net Investment Income (Loss)(e) 0.54% 0.66% 0.68% 0.67% 0.53% 0.68%
Gross Expenses(e)(h) 1.77% 1.90% 1.83% 1.68% 1.62% 1.43%
Supplemental Data:
Net Assets at end of period (000's) $5,079 $4,348 $4,336 $4,176 $2,890 $6,425
Portfolio Turnover(c)(i) 32% 32% 23% 37%(j) 88% 103%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year subadvisor termination.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
25
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Sustainable World Fund Sustainable World Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
26
valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of February
28, 2025, the Fund had no open forward foreign exchange currency contracts.
Level 1 Level 2 Level 3 Total
Sustainable World Fund
Common Stocks ............................................... $ 896,930 $ 475,983 $ —(a) $ 1,372,913
Warrants .................................................... — — —(a) —(a)
Exchange-Traded Funds ......................................... 2,195 — — 2,195
Collateral for Securities Loaned ................................... 2,242 — — 2,242
Total ....................................................... $ 901,367 $ 475,983 $ —(a) $ 1,377,350
(a) Zero market value security.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
27
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 28, 2025:
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
The Fund received European Union (“EU”) reclaims related to prior years. For the year ended February 28, 2025, the Fund recognized $672 thousand related to EU reclaims and $262 thousand in interest and entitlements. These EU reclaims are reflected on the Statement of Operations as Dividend income. The related interest and entitlements are reflected on the Statement of Operations as Interest income. In the event the Fund could not pass through its foreign tax credit on to shareholders in a given year but receives a tax refund from a prior tax year where the Fund previously passed foreign tax credits, the Fund may enter in a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated liability on behalf of the Fund's shareholders. It is expected the Fund will enter into a closing agreement with the IRS.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Sustainable World Fund ............................................ $ 2,140 $ — $ 2,242

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
28
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the largest funds within the Lipper
Global Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.
Excluding U.S. Government
Securities
Purchases Sales
Sustainable World Fund ..................................................................... $ 438,576 $ 554,009
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
29
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 28, 2025, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 28, 2025, the
Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Sustainable World Fund Fund Shares
Institutional
Shares Class A
in thousands $ 477 $ 2 $ 1
as annual % rate 0.03% 0.03% 0.03%
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the largest funds within the Lipper
Global Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.
Excluding U.S. Government
Securities
Purchases Sales
Sustainable World Fund ..................................................................... $ 438,576 $ 554,009
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
30
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 28, 2025, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency
In effect until June 30, 2025
Fund Shares Institutional
Shares
Class A
Sustainable World Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.09% 1.00% 1.35%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Sustainable World Fund .................................... $ 4 $ 32 $ 46 $ 42 $ 124

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
31
cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for the Fund during the year ended February 28, 2025, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Amount
Outstanding at
February 28, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sustainable World Fund .................................... $ — $ 1,143 6.02% $ 2,200
Total
Accumulated
Earnings
(Loss) Capital
Sustainable World Fund ...................................................................... $ (2,372) $ 2,372
Year Ended February 28, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Sustainable World Fund ..................................................... $ 26,220 $ 63,010 $ 89,230

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
32
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, partnership, and REIT adjustments.
As of February 28, 2025, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Sustainable World Fund ................................................................... $ 13,267 $ 13,267
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Qualified
Late-Year
Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Sustainable World Fund .................... $ 47,456 $ 47,456 $ (151) $ (518) $ 447,818 $ 494,605
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable World Fund ............................... $ 929,532 $ 504,608 $ (56,790) $ 447,818

33
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Sustainable World Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Sustainable World Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28,
2023 and each of the three years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
34
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 55%.
For the year ended February 28, 2025, the Fund designated long-term capital gain distributions in the amount of $65,382 thousand.
For the year ended February 28, 2025, the Fund designated short-term capital gain distributions in the amount of $999 thousand.

Victory Portfolios III
35
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Sustainable World Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
36
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were equal to the median of its expense group and were above the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June
30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fee and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the
Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service.
The Board determined that the current investment management fee structure was reasonable.
Other Benefit – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
37
(Unaudited)
with similar investment objectives and to relevant indices and the Adviser is appropriately monitoring the Fund’s performance; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23411-0425

February 28, 2025
Annual: Full Financials
Victory Target Managed Allocation Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
12
Notes to Financial Statements (Form N-CSR Item 7) 13
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 22
Supplemental Information (Unaudited)
Additional Information
23
Advisory Contract Approval (Form N-CSR Item 11)
24

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Target Managed Allocation Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (94.2%)
Communication Services (6.5%):
Alphabet, Inc., Class A .................................................. 26,616 $ 4,532
Alphabet, Inc., Class C .................................................. 44,255 7,622
AT&T, Inc. ........................................................... 37,843 1,037
Meta Platforms, Inc., Class A .............................................. 15,075 10,073
Netflix, Inc. (a) ........................................................ 3,606 3,536
Pinterest, Inc., Class A (a) ................................................. 14,627 541
Quebecor, Inc., Class B .................................................. 18,809 430
Rogers Communications, Inc., Class B ....................................... 26,293 730
The Trade Desk, Inc., Class A (a) ............................................ 10,146 714
The Walt Disney Co. .................................................... 9,748 1,109
Verizon Communications, Inc. ............................................. 24,288 1,047
31,371
Consumer Discretionary (8.3%):
Amazon.com, Inc. (a) .................................................... 64,268 13,643
AutoZone, Inc. (a) ...................................................... 293 1,023
Booking Holdings, Inc. .................................................. 320 1,605
Canadian Tire Corp. Ltd., Class A (a) ......................................... 3,628 358
Chipotle Mexican Grill, Inc. (a) ............................................. 21,722 1,172
D.R. Horton, Inc. ...................................................... 2,643 335
Dollarama, Inc. ........................................................ 24,263 2,530
Expedia Group, Inc. (a) .................................................. 3,987 789
Ford Motor Co. ........................................................ 157,076 1,500
General Motors Co. ..................................................... 17,253 848
Gildan Activewear, Inc. .................................................. 22,241 1,202
Harley-Davidson, Inc. (b) ................................................. 15,880 409
Hilton Worldwide Holdings, Inc. ........................................... 5,142 1,362
Honda Motor Co. Ltd. ................................................... 43,100 401
Lowe's Cos., Inc. ....................................................... 5,468 1,360
Magna International, Inc. ................................................. 26,485 965
Marriott International, Inc., Class A ......................................... 3,637 1,020
McDonald's Corp. ...................................................... 629 194
NIKE, Inc., Class B ..................................................... 9,836 781
O'Reilly Automotive, Inc. (a) .............................................. 583 801
Restaurant Brands International, Inc. ......................................... 20,141 1,314
Ross Stores, Inc. ....................................................... 5,969 838
The Home Depot, Inc. ................................................... 5,466 2,168
The TJX Cos., Inc. ..................................................... 10,447 1,303
Toyota Motor Corp. ..................................................... 77,800 1,411
Winnebago Industries, Inc. ................................................ 12,593 509
39,841
Consumer Staples (3.9%):
Alimentation Couche-Tard, Inc. ............................................ 57,421 2,855
Church & Dwight Co., Inc. ............................................... 4,526 503
Constellation Brands, Inc., Class A .......................................... 1,902 334
Danone SA ........................................................... 7,159 511
Dollar General Corp. .................................................... 12,108 898
George Weston Ltd. ..................................................... 5,754 921
Keurig Dr. Pepper, Inc. .................................................. 28,319 949
Loblaw Cos. Ltd. ...................................................... 9,219 1,207
Metro, Inc. ........................................................... 13,481 892
Mondelez International, Inc., Class A ........................................ 5,866 377
PepsiCo, Inc. ......................................................... 6,221 955
Philip Morris International, Inc. ............................................ 16,340 2,537
Sysco Corp. .......................................................... 15,616 1,180
The Coca-Cola Co. ..................................................... 16,125 1,148
The Kroger Co. ........................................................ 21,040 1,364
Walmart, Inc. ......................................................... 18,944 1,868
18,499
Energy (7.7%):
ARC Resources Ltd. .................................................... 66,012 1,219

Victory Portfolios III
Victory Target Managed Allocation Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Canadian Natural Resources Ltd. ........................................... 182,221 $ 5,146
Cenovus Energy, Inc. .................................................... 133,909 1,852
Cheniere Energy, Inc. ................................................... 2,831 647
Chord Energy Corp. .................................................... 12,181 1,392
ConocoPhillips Co. ..................................................... 14,362 1,424
Devon Energy Corp. .................................................... 11,737 425
Diamondback Energy, Inc. ................................................ 5,467 869
Enbridge, Inc. ......................................................... 167,799 7,170
EOG Resources, Inc. .................................................... 9,646 1,224
Exxon Mobil Corp. ..................................................... 18,711 2,083
Keyera Corp. ......................................................... 39,941 1,172
Marathon Petroleum Corp. ................................................ 4,849 728
MEG Energy Corp. ..................................................... 28,269 440
Ovintiv, Inc. .......................................................... 9,447 411
Pembina Pipeline Corp. .................................................. 53,250 2,070
Phillips 66 Co. ........................................................ 3,621 470
Shell PLC ............................................................ 22,359 747
Suncor Energy, Inc. ..................................................... 113,260 4,334
The Williams Cos., Inc. .................................................. 24,142 1,405
Tourmaline Oil Corp. .................................................... 31,726 1,464
36,692
Financials (19.2%):
American International Group, Inc. .......................................... 6,320 524
Ameriprise Financial, Inc. ................................................ 2,134 1,147
Banco Santander SA .................................................... 107,882 692
Bank of America Corp. .................................................. 27,086 1,249
Bank of Montreal ...................................................... 67,091 6,899
Barclays PLC ......................................................... 139,080 549
Berkshire Hathaway, Inc., Class B (a) ........................................ 6,053 3,110
Blackrock, Inc. ........................................................ 1,575 1,540
Block, Inc. (a) ......................................................... 15,621 1,020
BNP Paribas SA ....................................................... 8,656 656
Brookfield Asset Management Ltd., Class A ................................... 40,236 2,274
Brown & Brown, Inc. ................................................... 8,815 1,045
Chubb Ltd. ........................................................... 1,690 482
Citizens Financial Group, Inc. ............................................. 49,124 2,248
CME Group, Inc. ...................................................... 1,660 421
Commonwealth Bank of Australia .......................................... 4,823 472
Corpay, Inc. (a) ........................................................ 3,265 1,198
DBS Group Holdings Ltd. ................................................ 17,300 591
Discover Financial Services ............................................... 3,591 701
Equitable Holdings, Inc. ................................................. 21,227 1,168
Fidelity National Information Services, Inc. .................................... 5,575 397
Fiserv, Inc. (a) ......................................................... 10,056 2,370
iA Financial Corp., Inc. .................................................. 14,436 1,354
IGM Financial, Inc. ..................................................... 13,090 413
Intact Financial Corp. ................................................... 16,579 3,267
Intercontinental Exchange, Inc. ............................................. 3,589 622
JPMorgan Chase & Co. .................................................. 8,729 2,310
Marsh & McLennan Cos., Inc. ............................................. 1,613 384
Mastercard, Inc., Class A ................................................. 6,841 3,943
Moody's Corp. ........................................................ 2,296 1,157
Morgan Stanley ........................................................ 11,593 1,543
MSCI, Inc. ........................................................... 1,470 868
NatWest Group PLC .................................................... 68,615 416
Power Corp. of Canada .................................................. 76,241 2,588
Royal Bank of Canada ................................................... 125,006 14,775
S&P Global, Inc. ....................................................... 2,718 1,451
Sun Life Financial, Inc. .................................................. 58,312 3,243
Synchrony Financial .................................................... 19,821 1,203
The Allstate Corp. ...................................................... 4,615 919
The Bank of Nova Scotia ................................................. 79,022 3,923
The Charles Schwab Corp. ................................................ 14,030 1,116

Victory Portfolios III
Victory Target Managed Allocation Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Goldman Sachs Group, Inc. ............................................ 2,673 $ 1,663
The PNC Financial Services Group, Inc. ...................................... 5,402 1,037
The Progressive Corp. ................................................... 4,737 1,336
The Travelers Cos., Inc. .................................................. 3,729 964
TMX Group Ltd. ....................................................... 32,464 1,154
Truist Financial Corp. ................................................... 55,039 2,551
UBS Group AG ........................................................ 29,703 1,030
United Overseas Bank Ltd. ............................................... 20,300 575
Unum Group .......................................................... 13,786 1,134
W.R. Berkley Corp. ..................................................... 18,773 1,184
Wells Fargo & Co. ...................................................... 22,905 1,794
Westpac Banking Corp. .................................................. 18,449 366
Willis Towers Watson PLC ................................................ 3,380 1,148
92,184
Health Care (6.5%):
Abbott Laboratories ..................................................... 6,101 842
AbbVie, Inc. .......................................................... 7,064 1,477
Amgen, Inc. .......................................................... 3,233 996
AstraZeneca PLC ...................................................... 2,509 380
Bristol-Myers Squibb Co. ................................................ 16,898 1,007
Centene Corp. (a) ....................................................... 6,372 371
CVS Health Corp. ...................................................... 13,345 877
Danaher Corp. ........................................................ 2,632 547
Dexcom, Inc. (a) ....................................................... 6,359 562
Edwards Lifesciences Corp. (a) ............................................. 11,238 805
Elevance Health, Inc. .................................................... 2,251 893
Eli Lilly & Co. ........................................................ 6,054 5,574
EssilorLuxottica SA (a) ................................................... 3,953 1,183
Gilead Sciences, Inc. .................................................... 4,749 543
HCA Healthcare, Inc. ................................................... 1,310 401
Intuitive Surgical, Inc. (a) ................................................. 3,571 2,047
IQVIA Holdings, Inc. (a) ................................................. 2,720 514
Johnson & Johnson ..................................................... 3,657 603
McKesson Corp. ....................................................... 1,296 830
Merck & Co., Inc. ...................................................... 16,306 1,504
Mettler-Toledo International, Inc. (a) ......................................... 327 416
Novartis AG, Registered Shares ............................................ 4,455 485
Pfizer, Inc. ........................................................... 34,963 924
Roche Holding AG ..................................................... 1,277 425
Stryker Corp. ......................................................... 2,133 824
The Cigna Group ...................................................... 2,287 706
Thermo Fisher Scientific, Inc. .............................................. 1,887 998
UnitedHealth Group, Inc. ................................................. 3,663 1,740
Veeva Systems, Inc., Class A (a) ............................................ 4,328 970
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,645 789
Zoetis, Inc. ........................................................... 5,496 919
31,152
Industrials (8.9%):
3M Co. .............................................................. 3,392 526
Airbus SE ............................................................ 3,483 603
AMETEK, Inc. ........................................................ 1,561 295
Broadridge Financial Solutions, Inc. ......................................... 2,338 564
Builders FirstSource, Inc. (a) ............................................... 2,756 383
CAE, Inc. (a) .......................................................... 36,007 874
Canadian National Railway Co. ............................................ 31,184 3,162
Canadian Pacific Kansas City Ltd. .......................................... 77,623 6,047
Cintas Corp. .......................................................... 2,400 498
Copart, Inc. (a) ......................................................... 14,093 772
CSX Corp. ........................................................... 12,996 416
Cummins, Inc. ........................................................ 4,176 1,538
Delta Air Lines, Inc. .................................................... 14,386 865
Eaton Corp. PLC ....................................................... 4,242 1,244

Victory Portfolios III
Victory Target Managed Allocation Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
GE Vernova, Inc. ....................................................... 2,407 $ 807
General Electric Co. .................................................... 7,013 1,452
GFL Environmental, Inc. ................................................. 16,049 725
Hitachi Ltd. .......................................................... 30,900 785
Honeywell International, Inc. .............................................. 6,481 1,380
Howmet Aerospace, Inc. ................................................. 13,651 1,865
Lockheed Martin Corp. .................................................. 666 300
Northrop Grumman Corp. ................................................ 661 305
Parker-Hannifin Corp. ................................................... 1,181 790
Quanta Services, Inc. .................................................... 3,311 860
RB Global, Inc. ........................................................ 12,911 1,321
RTX Corp. ........................................................... 11,137 1,481
Stantec, Inc. .......................................................... 7,315 623
TFI International, Inc. ................................................... 6,462 586
Thomson Reuters Corp. .................................................. 7,119 1,273
Trane Technologies PLC ................................................. 1,555 550
TransDigm Group, Inc. .................................................. 732 1,001
TransUnion ........................................................... 4,809 444
Uber Technologies, Inc. (a) ................................................ 16,951 1,288
Union Pacific Corp. ..................................................... 2,308 569
United Airlines Holdings, Inc. (a) ........................................... 5,762 541
United Rentals, Inc. ..................................................... 3,166 2,034
Vertiv Holdings Co., Class A .............................................. 5,436 517
W.W. Grainger, Inc. ..................................................... 763 779
Waste Management, Inc. ................................................. 2,315 539
WSP Global, Inc. ...................................................... 11,057 1,972
42,574
Information Technology (24.3%):
Accenture PLC, Class A .................................................. 2,519 878
Adobe, Inc. (a) ......................................................... 3,918 1,718
Advanced Micro Devices, Inc. (a) ........................................... 12,876 1,286
Amphenol Corp., Class A ................................................. 17,106 1,139
ANSYS, Inc. (a) ........................................................ 1,495 498
Apple, Inc. ........................................................... 90,668 21,927
Applied Materials, Inc. .................................................. 8,065 1,275
Arista Networks, Inc. (a) .................................................. 10,970 1,021
Atlassian Corp., Class A (a) ................................................ 2,059 585
Autodesk, Inc. (a) ....................................................... 4,258 1,168
Broadcom, Inc. ........................................................ 29,004 5,784
Cadence Design Systems, Inc. (a) ........................................... 2,987 748
CGI, Inc. ............................................................ 7,031 729
Cisco Systems, Inc. ..................................................... 3,009 193
Constellation Software, Inc. ............................................... 1,685 5,809
Dynatrace, Inc. (a) ...................................................... 16,427 940
Entegris, Inc. ......................................................... 5,566 563
Fair Isaac Corp. (a) ...................................................... 491 926
Fortinet, Inc. (a) ........................................................ 8,489 917
Gartner, Inc. (a) ........................................................ 1,569 782
GoDaddy, Inc., Class A (a) ................................................ 4,455 800
HubSpot, Inc. (a) ....................................................... 1,299 941
Intuit, Inc. ............................................................ 2,921 1,793
Keysight Technologies, Inc. (a) ............................................. 3,166 505
KLA Corp. ........................................................... 1,916 1,358
Lam Research Corp. .................................................... 16,470 1,264
Marvell Technology, Inc. ................................................. 6,582 604
Micron Technology, Inc. ................................................. 4,820 451
Microsoft Corp. ....................................................... 46,572 18,489
Monolithic Power Systems, Inc. ............................................ 893 546
NVIDIA Corp. ........................................................ 140,474 17,548
Open Text Corp. ....................................................... 19,705 509
Oracle Corp. .......................................................... 12,345 2,050
Pure Storage, Inc., Class A (a) .............................................. 18,007 945
QUALCOMM, Inc. ..................................................... 10,384 1,632

Victory Portfolios III
Victory Target Managed Allocation Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Salesforce, Inc. ........................................................ 7,661 $ 2,282
ServiceNow, Inc. (a) ..................................................... 2,309 2,147
Shopify, Inc., Class A (a) .................................................. 94,537 10,590
Snowflake, Inc., Class A (a) ............................................... 6,166 1,092
Synopsys, Inc. (a) ....................................................... 1,964 898
The Descartes Systems Group, Inc. (a) ........................................ 3,960 441
Workday, Inc., Class A (a) ................................................. 2,340 616
116,387
Materials (3.9%):
Agnico Eagle Mines Ltd. ................................................. 35,610 3,431
Barrick Gold Corp. ..................................................... 110,110 1,953
CCL Industries, Inc. .................................................... 6,082 312
Franco-Nevada Corp. ................................................... 10,397 1,484
Freeport-McMoRan, Inc. ................................................. 17,739 655
Kinross Gold Corp. ..................................................... 81,143 869
Linde PLC ........................................................... 2,264 1,057
Lundin Mining Corp. .................................................... 74,817 599
Nutrien Ltd. .......................................................... 30,159 1,581
Pan American Silver Corp. ................................................ 33,700 803
Teck Resources Ltd., Class B .............................................. 42,226 1,699
The Sherwin-Williams Co. ................................................ 2,643 958
Vulcan Materials Co. .................................................... 4,084 1,010
West Fraser Timber Co. Ltd. ............................................... 4,586 365
Wheaton Precious Metals Corp. ............................................ 25,680 1,773
18,549
Real Estate (3.5%):
Alexandria Real Estate Equities, Inc. ......................................... 9,557 977
American Tower Corp. ................................................... 1,549 318
Camden Property Trust .................................................. 5,326 661
CBRE Group, Inc., Class A (a) ............................................. 6,543 929
CoStar Group, Inc. (a) ................................................... 8,165 622
CubeSmart ........................................................... 17,777 734
Essex Property Trust, Inc. ................................................ 1,903 593
Extra Space Storage, Inc. ................................................. 5,437 829
FirstService Corp., Class WI .............................................. 1,691 298
Healthpeak Properties, Inc. ............................................... 48,232 987
Invitation Homes, Inc. ................................................... 13,264 451
Jones Lang LaSalle, Inc. (a) ............................................... 4,260 1,158
Kilroy Realty Corp. ..................................................... 12,580 449
Kimco Realty Corp. ..................................................... 19,149 423
National Storage Affiliates Trust ............................................ 7,423 287
Outfront Media, Inc. (a) .................................................. 304 6
Prologis, Inc. ......................................................... 10,433 1,293
SBA Communications Corp. .............................................. 2,076 452
Scentre Group ......................................................... 355,971 748
Summit Hotel Properties, Inc. .............................................. 42,146 273
Sun Communities, Inc. .................................................. 2,740 373
Tanger, Inc. ........................................................... 10,455 371
Terreno Realty Corp. .................................................... 15,014 1,018
UDR, Inc. ............................................................ 8,978 406
Vicinity Ltd. .......................................................... 518,334 705
Weyerhaeuser Co. ...................................................... 22,618 681
Zillow Group, Inc., Class A (a) ............................................. 7,693 572
16,614
Utilities (1.5%):
AltaGas Ltd. .......................................................... 22,273 546
Canadian Utilities Ltd., Class A ............................................ 19,412 468
CenterPoint Energy, Inc. ................................................. 21,294 732
Consolidated Edison, Inc. ................................................ 4,292 436
Constellation Energy Corp. ............................................... 2,884 723
Dominion Energy, Inc. ................................................... 9,376 531
Emera, Inc. ........................................................... 12,476 499

Victory Portfolios III
Victory Target Managed Allocation Fund
7
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Enel SpA ............................................................ 62,877 $ 460
Eversource Energy ..................................................... 6,934 437
Fortis, Inc. ........................................................... 11,412 500
Hydro One Ltd. (c) ...................................................... 10,370 332
NextEra Energy, Inc. .................................................... 11,948 838
PG&E Corp. .......................................................... 23,830 389
Public Service Enterprise Group, Inc. ........................................ 6,665 541
7,432
Total Common Stocks (Cost $368,393)
a
a
a
451,295
Exchange-Traded Funds (1.6%)
VanEck Gold Miners ETF ................................................. 200,615 7,969
Total Exchange-Traded Funds (Cost $6,955)
a
a
a
7,969
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.28%(d) ........ 78,300 79
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.28%(d) ............ 78,300 78
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(d) ............... 78,300 78
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.29%(d) . 78,300 78
Total Collateral for Securities Loaned (Cost $313)
a
a
a
313
Total Investments (Cost $375,661) — 95.9% 459,577
Other assets in excess of liabilities —  4.1% 19,471
NET ASSETS - 100.00% $ 479,048
At February 28, 2025, the Fund's investments in foreign securities were 31.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2025, the fair value of this security was $332
(thousand ) and amounted to 0.1% of net assets.
(d) Rate disclosed is the daily yield on February 28, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Victory Portfolios III
Victory Target Managed Allocation Fund
8
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 217 3/21/25 $ 65,219,577 $ 64,701,262 $ (518,315)
Euro Stoxx 50 Futures ............... 194 3/21/25 11,003,485 10,978,436 (25,049)
Swiss Market Index Futures ........... 89 3/21/25 11,631,190 12,791,901 1,160,711
Tokyo Price Index Futures ............ 199 3/13/25 36,235,078 35,378,953 (856,125)
$ (238,778)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 261 3/20/25 $ 33,462,485 $ 32,913,989 $ 548,496
E-Mini MSCI Emerging Markets Index
Futures .......................... 769 3/21/25 42,672,045 42,160,425 511,620
E-Mini Russell 2000 Index Futures ...... 329 3/21/25 37,671,418 35,619,185 2,052,233
Hang Seng Index Futures ............. 83 3/28/25 12,199,884 12,256,076 (56,192)
$ 3,056,157
Total unrealized appreciation $ 4,273,060
Total unrealized depreciation (1,455,681)
Total net unrealized appreciation (depreciation) $ 2,817,379

Statement of Assets and Liabilities
February 28, 2025
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Target
Managed Allocation
Fund
Assets:
Investments, at value (Cost $375,661) $ 459,577 (a)
Foreign currency, at value (Cost $16) 16
Cash 4,287
Deposit with broker for futures contracts 13,921
Receivables:
Dividends and interest 560
From Adviser 7
Variation margin on open futures contracts 1,222
Reclaims 41
Prepaid expenses — (b)
Total Assets 479,631
Liabilities:
Payables:
Collateral received on loaned securities 313
Accrued expenses and other payables:
Investment advisory fees 187
Administration fees 19
Custodian fees 11
Transfer agent fees 24
Compliance fees — (b)
Trustees' fees 1
Other accrued expenses 28
Total Liabilities 583
Commitments and contingencies (Note 5 )
Net Assets:
Capital 419,089
Total accumulated earnings (loss) 59,959
Net Assets $ 479,048
Shares (unlimited number of shares authorized with no par value): 43,951
Net asset value, offering and redemption price per share:(c) $ 10 .90
(a) Includes $299 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Target
Managed Allocation
Fund
Investment Income:
Dividends $ 7,817
Interest 682
Foreign tax withholding (369)
Total Income 8,130
Expenses:
Investment advisory fees 2,463
Administration fees 246
Sub-Administration fees 27
Custodian fees 69
Transfer agent fees 270
Trustees' fees 46
Compliance fees 4
Legal and audit fees 55
State registration and filing fees —(a)
Line of credit fees 13
Other expenses 40
Recoupment of prior expenses waived/reimbursed by Adviser —(a)
Total Expenses 3,233
Expenses waived/reimbursed by Adviser (32)
Net Expenses 3,201
Net Investment Income (Loss) 4,929
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 40,762
Net realized gains (losses) from foreign currency transactions (374)
Net realized gains (losses) from futures contracts (5,166)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 9,347
Net change in unrealized appreciation/depreciation on futures contracts 216
Net realized/unrealized gains (losses) on investments 44,785
Change in net assets resulting from operations $ 49,714
(a) Rounds to less than $1 thousand.

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Managed
Allocation Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,929 $ 6,747
Net realized gains (losses) 35,222 (3,112)
Net change in unrealized appreciation/depreciation 9,563 72,043
Change in net assets resulting from operations 49,714 75,678
Change in net assets resulting from distributions to shareholders (7,680) (6,633)
Change in net assets resulting from capital transactions (56,052) (12,191)
Change in net assets (14,018) 56,854
Net Assets:
Beginning of period 493,066 436,212
End of period $ 479,048 $ 493,066
Capital Transactions:
Proceeds from shares issued $ — $ 499
Distributions reinvested 7,680 6,633
Cost of shares redeemed (63,732) (19,323)
Change in net assets resulting from capital transactions $ (56,052) $ (12,191)
Share Transactions:
Issued — 57
Reinvested 723 700
Redeemed (5,978) (2,054)
Change in Shares (5,255) (1,297)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Target Managed Allocation Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.02 $8.64 $10.76 $12.23 $8.98 $10.26
Investment Activities:
Net investment income (loss)(b) 0.11 0.13 0.14 0.13 0.11 0.20
Net realized and unrealized gains (losses) 0.94 1.38 (1.88) 1.44 3.84 (0.96)
Total from Investment Activities 1.05 1.51 (1.74) 1.57 3.95 (0.76)
Distributions to Shareholders from:
Net investment income (0.17) (0.13) (0.01) (0.13) (0.09) (0.22)
Net realized gains — — (0.37) (2.91) (0.61) (0.30)
Total Distributions (0.17) (0.13) (0.38) (3.04) (0.70) (0.52)
Net Asset Value, End of Period $10.90 $10.02 $8.64 $10.76 $12.23 $8.98
Total Return(c)(d) 10.52% 17.62% (16.21)% 12.85% 44.39% (8.20)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.65% 0.65% 0.69% 0.65% 0.64% 0.64%
Net Investment Income (Loss)(e) 1.00% 1.48% 1.62% 1.06% 0.96% 1.88%
Gross Expenses(e)(g) 0.66% 0.65% 0.69% 0.65% 0.64% 0.64%
Supplemental Data:
Net Assets at end of period (000's) $479,048 $493,066 $436,212 $520,361 $529,613 $446,616
Portfolio Turnover(c) 182% 148%(h) 314%(i) 152%(j) 202%(j) 298%(k)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects a return to normal trading levels after a prior year investment strategy change.
(i) Reflects increased trading activity due to an investment strategy change that was effective December 23, 2022.
(j) Reflects overall decrease in purchases and sales of securities.
(k) Reflects overall increase in trading activity due to asset allocation shifts.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
13
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
There are no minimum initial or subsequent purchase amounts for investment in the Fund, but financial intermediaries or plan sponsors may set different investment minimums. Fund shares are available for purchase through the Fund’s transfer agent by telephone or by mail. The Fund reserves the right to limit sales of shares to eligible investors and to modify or impose purchase minimums in certain circumstances.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name)
Victory Target Managed Allocation Fund Target Managed Allocation Fund

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
14
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation
Level 1 Level 2 Level 3 Total
Target Managed Allocation Fund
Common Stocks ............................................... $ 437,102 $ 14,193 $ — $ 451,295
Exchange-Traded Funds ......................................... 7,969 — — 7,969
Collateral for Securities Loaned ................................... 313 — — 313
Total ....................................................... $ 445,384 $ 14,193 $ — $ 459,577
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 4,273 — — 4,273
Liabilities:
Futures Contracts .............................................. (1,456) — — (1,456)
Total ....................................................... $ 2,817 $ — $ — $ 2,817
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
15
margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended February 28, 2025, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of February 28, 2025 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
February 28, 2025 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 4,273,000 (1,456,000)
Target Managed Allocation Fund ........................................................... $ 4,273 $ 1,456
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (5,166,000) 216,000
Target Managed Allocation Fund ....................................................... $ (5,166) $ 216
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation
Level 1 Level 2 Level 3 Total
Target Managed Allocation Fund
Common Stocks ............................................... $ 437,102 $ 14,193 $ — $ 451,295
Exchange-Traded Funds ......................................... 7,969 — — 7,969
Collateral for Securities Loaned ................................... 313 — — 313
Total ....................................................... $ 445,384 $ 14,193 $ — $ 459,577
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 4,273 — — 4,273
Liabilities:
Futures Contracts .............................................. (1,456) — — (1,456)
Total ....................................................... $ 2,817 $ — $ — $ 2,817
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
16
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of February 28, 2025:
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Target Managed Allocation Fund ...................................... $ 299 $ — $ 313

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
17
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of February 28, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.05%, which is based on the
Fund's average daily net assets of the Fund Shares. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of
Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of average daily net assets, plus out-of-pocket expenses.
Excluding U.S. Government
Securities
Purchases Sales
Target Managed Allocation Fund ............................................................... $ 849,662 $ 905,885
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.5
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.4
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.9
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.2

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
18
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 28, 2025, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025. For the year ended February 28, 2025, recoupment in the amount of less than
$1 thousand was paid to the Adviser.
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Portfolio Reallocation Risk —  The frequent changes in the allocation of the Fund’s portfolio holdings will result in higher portfolio turnover.
In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may
In effect until June 30, 2025
Target Managed Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%
Expires
2027
Expires
2028 Total
Target Managed Allocation Fund ...................................................... $ 9 $ 32 $ 41

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
19
not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk —  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Emerging Markets Risk — Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.
Derivatives Risk —  The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, current regulations may limit the Fund’s ability to invest in derivatives.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for the Fund during the year ended February 28, 2025, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.
Amount
Outstanding at
February 28, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Target Managed Allocation Fund .............................. $ — $ 24,000 6.44% $ 24,000

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
20
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and derivatives.
During the tax year ended February 28, 2025, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of February 28, 2025, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Year Ended February 28, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Target Managed Allocation Fund ............................................................. $ 7,680 $ 7,680
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Target Managed Allocation Fund ............................................................. $ 6,633 $ 6,633
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Target Managed Allocation Fund ............ $ 5,103 $ 5,103 $ 1 $ (27,902) $ 82,757 $ 59,959
Amount
Target Managed Allocation Fund .......................................................................... $ (34,856)
Short-Term
Amount Total
Target Managed Allocation Fund .......................................................... $ (27,902) $ (27,902)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Target Managed Allocation Fund ......................... $ 376,456 $ 97,212 $ (14,455) $ 82,757

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
21
9. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

22
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Target Managed Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Target Managed Allocation Fund (the “Fund”) (one of the
funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February 28, 2023 and each of the three years in the period ended March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February
28, 2023 and each of the three years in the period ended March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
23
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 51%.

Victory Portfolios III
24
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Target Managed Allocation Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory
Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
25
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate, which includes advisory and administrative services, as well as any fee waivers and reimbursements, was below the median of its expense group and was above the median of its expense universe. The data indicated that the
Fund’s total expenses, which included underlying fund expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund.
The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended June 30,
2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability –The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the
Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
26
(Unaudited)
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
98358-0425

February 28, 2025
Annual: Full Financials
Victory Tax Exempt Intermediate-Term Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
27
Statement of Operations
28
Statements of Changes in Net Assets
29
Financial Highlights
31
Notes to Financial Statements (Form N-CSR Item 7) 34
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 41
Suplemental Information (Unaudited)
Additional Information
42
Advisory Contract Approval (Form N-CSR Item 11)
43

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.6%)
Alabama (3.4%):
Black Belt Energy Gas District Revenue
Series A , 5 .25% , 1/1/54 , (Put Date 10/1/30) (a) .............................. $ 5,000 $ 5,354
Series A , 5 .25% , 5/1/55 , (Put Date 9/1/32) (a) ............................... 1,500 1,630
Series B , 5 .25% , 12/1/53 , (Put Date 12/1/30) (a) ............................. 4,000 4,342
Series C , 5 .50% , 10/1/54 , (Put Date 6/1/32) (a) .............................. 3,000 3,290
Series C-1 , 5 .25% , 2/1/53 , (Put Date 6/1/29) (a) .............................. 12,000 12,673
Series D-1 , 5 .50% , 6/1/49 , (Put Date 2/1/29) (a) ............................. 4,000 4,251
Series D-3 , 4 .77% ( SOFR + 185 bps ) , 6/1/49 , (Put Date 2/1/29) (a) (b) ............... 2,500 2,563
County of Jefferson Sewer Revenue , 5 .25% , 10/1/45 , Continuously Callable @100 ........ 3,000 3,245
Energy Southeast A Cooperative District Revenue
Series A-1 , 5 .50% , 11/1/53 , (Put Date 1/1/31) (a) ............................. 5,000 5,437
Series B , 5 .25% , 7/1/54 , (Put Date 6/1/32) (a) ............................... 3,000 3,241
Series B-1 , 5 .75% , 4/1/54 , (Put Date 11/1/31) (a) ............................. 2,000 2,222
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue ,
Series A , 5 .00% , 2/1/36 , Continuously Callable @100 ......................... 8,000 8,069
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 2,000 2,117
Series A , 5 .25% , 1/1/54 , (Put Date 7/1/29) (a) ............................... 15,000 15,782
Series B , 5 .00% , 1/1/54 , (Put Date 6/1/30) (a) ............................... 3,000 3,179
Series B , 5 .25% , 3/1/55 , (Put Date 1/1/33) (a) ............................... 2,700 2,882
The Health Care Authority of the City of Huntsville Revenue
Series B1 , 4 .00% , 6/1/39 , Continuously Callable @100 ........................ 2,000 2,000
Series B1 , 4 .00% , 6/1/40 , Continuously Callable @100 ........................ 2,555 2,535
The Lower Alabama Gas District Revenue , Series A , 5 .00% , 9/1/34 ................... 15,000 16,095
The Southeast Alabama Gas Supply District Revenue , Series B , 5 .00% , 6/1/49 , (Put Date
5/1/32) (a) ........................................................ 3,000 3,202
104,109
Alaska (0.1%):
Alaska Housing Finance Corp. Revenue , Series A , 4 .60% , 12/1/48 , Continuously Callable
@100 ........................................................... 3,000 2,982
Arizona (2.0%):
Arizona IDA Revenue , 4 .00% , 12/15/41 , Continuously Callable @100 (c) ............... 955 846
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee
Corp.) , Series B , 5 .50% , 7/1/25 ......................................... 2,115 2,134
Maricopa County & Phoenix IDA Revenue , Series A , 4 .65% , 9/1/50 , Continuously Callable
@100 ........................................................... 2,000 2,009
Maricopa County IDA Revenue
5 .00% , 7/1/39 , Continuously Callable @100 (c) ............................. 2,000 2,014
4 .00% , 7/1/41 , Continuously Callable @100 (c) ............................. 1,250 1,150
4 .25% , 7/1/44 , Continuously Callable @100 ............................... 1,000 930
Series D , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 1,500 1,591
Sierra Vista IDA Revenue
5 .25% , 6/15/38 , Continuously Callable @100 (c) ............................. 4,845 4,955
5 .25% , 6/15/42 , Continuously Callable @100 (c) ............................. 4,460 4,512
5 .00% , 6/15/44 , Continuously Callable @100 (c) ............................. 2,000 1,965
Tempe IDA Revenue , Series A , 4 .00% , 12/1/38 , Continuously Callable @102 ............ 2,690 2,601
The County of Pima IDA Revenue
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 1,690 1,648
4 .00% , 6/15/41 , Continuously Callable @100 (c) ............................. 3,500 3,140
Series A , 6 .75% , 11/15/42 , Continuously Callable @103 (c) ..................... 3,000 3,269
Series B2 , 5 .63% , 11/15/30 , Continuously Callable @100 (c) .................... 10,000 10,055
The County of Yavapai IDA Revenue , 4 .00% , 8/1/38 , Continuously Callable @100 ........ 1,000 998
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 11,100 11,107
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,675 1,678
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 4,250 4,348
60,950
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,300 1,376
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,107

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 9/1/39 , Continuously Callable @100 ............................... $ 1,000 $ 1,050
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual
Assurance Co.) , 5 .00% , 9/1/30 , Continuously Callable @100 .................... 4,290 4,329
8,862
California (0.8%):
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.)
Series B , 4 .13% , 7/1/41 , Continuously Callable @100 ......................... 2,500 2,555
Series B , 4 .25% , 7/1/43 , Continuously Callable @100 ......................... 3,000 3,062
California Health Facilities Financing Authority Revenue
Series B , 5 .00% , 11/15/38 , Continuously Callable @100 ....................... 1,500 1,632
Series B , 5 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,500 1,591
California School Finance Authority Revenue
5 .00% , 8/1/31 , Continuously Callable @100 (c) ............................. 450 452
5 .00% , 8/1/31 , Pre-refunded 8/1/25 @ 100 (c) ............................... 50 50
5 .00% , 8/1/36 , Continuously Callable @100 (c) ............................. 1,450 1,455
5 .00% , 8/1/36 , Pre-refunded 8/1/25 @ 100 (c) ............................... 150 151
Cerritos Community College District, GO
Series D , 8/1/25 (d) .................................................. 1,510 1,495
Series D , 8/1/27 (d) .................................................. 1,000 942
Series D , 8/1/28 (d) .................................................. 1,000 915
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue , Series C , 4 .00% ,
6/1/32 , Continuously Callable @100 ..................................... 370 372
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , 1/15/35 (d) .................................................. 5,500 3,859
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 420 435
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , Series A , 5 .25% , 5/1/44 , Continuously Callable @100 .................... 1,500 1,607
The El Camino Community College District Foundation, GO , Series C , 8/1/28 (d) ......... 5,500 5,034
25,607
Colorado (1.4%):
Colorado Educational & Cultural Facilities Authority Revenue , 4 .25% , 7/1/43 , Continuously
Callable @100 ..................................................... 3,000 2,958
Colorado Health Facilities Authority Revenue
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,000 1,003
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,500 1,505
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 4,000 4,009
5 .00% , 11/1/41 , Continuously Callable @100 ............................... 2,500 2,686
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 1,000 1,002
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,250 1,233
Series A , 4 .00% , 11/1/39 , Continuously Callable @100 ........................ 3,500 3,511
Series A , 4 .00% , 12/1/40 , Continuously Callable @103 ........................ 2,000 1,872
Series A , 4 .00% , 8/1/49 , Continuously Callable @100 ......................... 9,715 8,703
Denver Health & Hospital Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 (c) ...................... 7,355 7,533
Series A , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,250 1,218
Series A , 4 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,250 1,206
Series A , 4 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 944
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,250 1,262
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 1,000 1,008
41,653
Connecticut (1.9%):
City of Ansonia Certificate of Participation , 4 .75% , 12/1/45 , Continuously Callable @100 ... 3,000 3,029
City of New Haven, GO
Series A , 5 .00% , 8/1/28 .............................................. 1,000 1,058
Series A , 5 .50% , 8/1/30 , Continuously Callable @100 ......................... 1,000 1,067
Series A , 5 .50% , 8/1/32 , Continuously Callable @100 ......................... 1,200 1,279
Series A , 5 .50% , 8/1/36 , Continuously Callable @100 ......................... 1,810 1,922
City of West Haven, GO
Series B , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 400 417
Series B , 5 .00% , 11/1/37 , Continuously Callable @100 ........................ 350 364

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Connecticut Housing Finance Authority Revenue , Series A-1 , 4 .65% , 11/15/51 , Continuously
Callable @100 ..................................................... $ 3,000 $ 3,013
Connecticut State Health & Educational Facilities Authority Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,950 2,003
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 725 741
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,170 1,193
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,125 1,146
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,275 1,296
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,102
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 7,000 6,936
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 2,000 2,011
Series A , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,000 1,995
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 1,000 959
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 ......................... 2,400 2,447
Series E , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 10,000 10,008
Harbor Point Infrastructure Improvement District Tax Allocation , 5 .00% , 4/1/30 , Continuously
Callable @100 (c) ................................................... 8,100 8,234
State of Connecticut, GO , Series A , 4 .00% , 4/15/37 , Continuously Callable @100 ......... 1,825 1,860
The Metropolitan District, GO , 4 .00% , 7/15/37 , Continuously Callable @100 ............ 1,000 1,023
Town of Hamden, GO (INS - Build America Mutual Assurance Co.) , Series A , 5 .00% , 8/15/30 ,
Continuously Callable @100 ........................................... 1,200 1,279
57,382
Delaware (0.0%):(e)
Delaware State Housing Authority Revenue , Series A , 4 .65% , 7/1/50 , Continuously Callable
@100 ........................................................... 500 502
District of Columbia (0.2%):
District of Columbia Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 973
5 .00% , 7/1/39 , Continuously Callable @100 ............................... 800 826
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B , 4 .00% , 10/1/35 , Continuously Callable @100 ........................ 1,000 1,013
Series B , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,250 1,261
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,000 1,001
Washington Convention & Sports Authority Revenue
Series A , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,250 1,256
Series A , 4 .00% , 10/1/39 , Continuously Callable @100 ........................ 500 502
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 750 748
7,580
Florida (7.7%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/40 , Continuously Callable
@103 ........................................................... 700 651
Capital Projects Finance Authority Revenue
5 .00% , 11/1/42 , Continuously Callable @100 ............................... 1,000 1,013
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,007
Series A-1 , 5 .00% , 6/1/49 , Continuously Callable @100 (c) ..................... 750 749
Capital Trust Agency, Inc. Revenue , 6 .00% , 5/1/43 , Continuously Callable @100 (c) ....... 3,710 3,884
Capital Trust Authority Revenue , Series A , 5 .00% , 12/15/44 , Continuously Callable @100 .. 2,000 1,929
City of Cape Coral Water & Sewer Revenue
4 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,485 1,493
4 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,400 1,404
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 3,000 3,002
City of Pompano Beach Revenue
3 .50% , 9/1/35 , Continuously Callable @103 ............................... 3,345 3,061
4 .00% , 9/1/40 , Continuously Callable @103 ............................... 2,500 2,264
Series A , 4 .00% , 9/1/36 , Continuously Callable @103 ......................... 1,050 1,009
Series A , 4 .00% , 9/1/41 , Continuously Callable @103 ......................... 1,215 1,108
City of Port St. Lucie Special Assessment
4 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,195 3,228
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,000 2,021
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,785 2,813
City of Port St. Lucie Utility System Revenue , 4 .00% , 9/1/31 , Continuously Callable @100 .. 1,000 1,008
City of Tampa Revenue
Series A , 9/1/36 , Continuously Callable @80 (d) ............................. 700 444

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 9/1/37 , Continuously Callable @77 (d) ............................. $ 700 $ 404
Series A , 9/1/38 , Continuously Callable @74 (d) ............................. 850 486
Series A , 9/1/39 , Continuously Callable @71 (d) ............................. 700 361
Series A , 9/1/40 , Continuously Callable @67 (d) ............................. 850 436
Series B , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 350 354
Series B , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 700 705
Cityplace Community Development District Special Assessment (INS - Assured Guaranty
Municipal Corp.)
0.00%, 5/1/33 (f) .................................................... 3,470 3,533
0.00%, 5/1/38 , Continuously Callable @100 (f) .............................. 7,900 8,194
County of Broward Airport System Revenue AMT
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 4,395 4,102
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 10,330 9,289
County of Broward Port Facilities Revenue AMT
Series B , 4 .00% , 9/1/44 , Continuously Callable @100 ......................... 7,345 6,837
Series B , 4 .00% , 9/1/49 , Continuously Callable @100 ......................... 7,380 6,766
County of Broward Tourist Development Tax Revenue
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 7,000 7,086
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 9,300 9,395
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 6,975 7,022
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT , Series A , 5 .25% ,
9/1/50 , Continuously Callable @100 ..................................... 2,000 2,116
County of Lee Airport Revenue , 5 .00% , 10/1/33 , Continuously Callable @100 ........... 4,000 4,038
County of Lee Airport Revenue AMT , 5 .25% , 10/1/49 , Continuously Callable @100 ....... 3,800 4,018
County of Lee Tourist Development Tax Revenue
Series B , 4 .00% , 10/1/37 , Continuously Callable @100 ........................ 4,970 5,048
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 5,230 5,291
County of Miami Dade Aviation Revenue AMT , Series A , 5 .25% , 10/1/50 , Continuously
Callable @100 ..................................................... 3,000 3,172
County of Miami-Dade Water & Sewer System Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 210 211
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5 .50% , 9/1/41 , Continuously Callable @100 ............................... 750 852
5 .50% , 9/1/42 , Continuously Callable @100 ............................... 1,000 1,130
5 .50% , 9/1/43 , Continuously Callable @100 ............................... 750 844
Escambia County Health Facilities Authority Revenue
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 3,100 3,281
5 .00% , 8/15/40 , Continuously Callable @100 ............................... 2,900 3,021
Florida Development Finance Corp. Revenue
4 .00% , 11/15/39 , Continuously Callable @100 .............................. 5,260 5,272
5 .00% , 2/1/40 , Continuously Callable @100 ............................... 2,845 2,937
5 .00% , 8/1/43 , Continuously Callable @100 ............................... 1,500 1,579
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 1,500 1,573
Series A , 5 .00% , 6/15/35 , Continuously Callable @100 ........................ 1,000 1,024
Series A , 5 .00% , 6/15/40 , Continuously Callable @100 ........................ 1,650 1,666
Series A , 5 .00% , 6/15/42 , Continuously Callable @100 ........................ 2,250 2,268
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 1,250 1,299
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,000 1,037
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 1,000 960
4 .00% , 10/1/38 , Continuously Callable @100 ............................... 750 711
5 .00% , 3/1/39 , Continuously Callable @100 ............................... 7,055 5,671
4 .00% , 10/1/39 , Continuously Callable @100 ............................... 800 749
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 1,000 921
Halifax Hospital Medical Center Revenue , 5 .00% , 6/1/36 , Continuously Callable @100 .... 2,750 2,802
Hillsborough County Aviation Authority Revenue AMT , Series B , 5 .50% , 10/1/49 ,
Continuously Callable @100 ........................................... 1,000 1,082
Lee County IDA Revenue
5 .00% , 11/15/39 , Continuously Callable @103 .............................. 1,500 1,518
Series 2019A-1 , 4 .00% , 4/1/37 , Continuously Callable @100 ................... 5,000 5,019
Series A , 5 .25% , 11/15/44 , Continuously Callable @100 ....................... 2,525 2,681
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/28 , Continuously Callable @100 ......................... 10,000 10,014

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... $ 7,000 $ 7,010
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,610 1,612
Series A , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,255 1,257
Series A , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,000 2,002
Series B , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,003
Series B , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 2,000 2,003
Miami-Dade County Housing Finance Authority Revenue , Series A , 4 .88% , 3/1/46 ........ 1,250 1,305
Northern Palm Beach County Improvement District Special Assessment , 4 .00% , 8/1/46 ,
Continuously Callable @100 ........................................... 3,000 2,804
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 3,695 3,487
Palm Beach County Health Facilities Authority Revenue
4 .00% , 8/15/49 , Continuously Callable @100 ............................... 6,050 5,657
Series A , 5 .00% , 11/1/39 , Continuously Callable @100 ........................ 1,150 1,201
Series A , 5 .00% , 11/1/42 , Continuously Callable @100 ........................ 850 877
Series B , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 250 242
Pinellas County IDA Revenue , 5 .00% , 7/1/29 ................................... 700 710
School District of Broward County Certificate of Participation
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 2,000 2,012
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,011
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation , Series
A-1 , 5 .00% , 3/1/30 , Continuously Callable @100 (c) .......................... 3,195 3,198
The Lee County School Board Certificate of Participation , Series A , 5 .00% , 8/1/28 ,
Continuously Callable @100 ........................................... 3,750 3,755
Volusia County Educational Facility Authority Revenue
Series B , 5 .00% , 10/15/28 , Continuously Callable @100 ....................... 1,000 1,002
Series B , 5 .00% , 10/15/29 , Continuously Callable @100 ....................... 1,000 1,002
Series B , 5 .00% , 10/15/30 , Continuously Callable @100 ....................... 1,500 1,503
Series B , 5 .00% , 10/15/32 , Continuously Callable @100 ....................... 1,560 1,563
234,084
Georgia (2.3%):
Garfield County Industrial Authority Revenue , Series A , 4 .65% , 12/1/50 , Continuously
Callable @100 ..................................................... 5,000 5,027
George L Smith II Congress Center Authority Revenue , 4 .00% , 1/1/36 , Continuously Callable
@100 ........................................................... 1,000 1,014
Georgia Housing & Finance Authority Revenue , Series C , 4 .55% , 12/1/49 , Continuously
Callable @100 ..................................................... 5,000 4,964
Glynn-Brunswick Memorial Hospital Authority Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 1,840 1,770
4 .00% , 8/1/37 , Continuously Callable @100 ............................... 1,500 1,464
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/37 ............................................. 3,500 3,809
Series A , 5 .00% , 5/15/38 ............................................. 2,500 2,713
Series A , 5 .00% , 6/1/53 , (Put Date 6/1/30) (a) ............................... 7,500 7,882
Series C , 4 .00% , 5/1/52 , (Put Date 12/1/28) (a) .............................. 12,750 12,800
Series C , 5 .00% , 9/1/53 , (Put Date 9/1/30) (a) ............................... 4,000 4,263
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (a) .............................. 6,000 6,324
Series E-2 , 4 .64% ( SOFR + 170 bps ) , 12/1/53 , (Put Date 6/1/31) (a) (b) .............. 5,000 5,068
Savannah Hospital Authority Revenue , Series A , 4 .00% , 7/1/39 , Continuously Callable @100 2,500 2,509
The Burke County Development Authority Revenue , 2 .20% , 10/1/32 , Continuously Callable
@100 ........................................................... 1,850 1,593
The Development Authority of Burke County Revenue , Series 1 , 1 .10% , 7/1/49 , Continuously
Callable @100 (g) ................................................... 4,000 4,000
The Development Authority of Cobb County Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (a) ....................................................... 4,975 4,634
69,834
Guam (0.1%):
Territory of Guam Revenue
Series A , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,500 1,531

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ $ 2,000 $ 2,039
3,570
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT , Series C , 5 .00% , 7/1/45 , Continuously
Callable @100 ..................................................... 2,500 2,625
Idaho (0.6%):
Idaho Health Facilities Authority Revenue
Series A , 5 .00% , 3/1/35 , Continuously Callable @100 ......................... 5,805 6,115
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 7,520 7,901
Idaho Housing & Finance Association Revenue , Series A , 4 .00% , 7/15/38 , Continuously
Callable @100 ..................................................... 3,000 3,065
17,081
Illinois (14.4%):
Champaign County Community Unit School District No. 4 Champaign, GO
4 .00% , 6/1/34 , Continuously Callable @100 ............................... 1,000 1,019
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,290 1,307
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 1,575 1,591
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .50% , 4/1/43 ,
Continuously Callable @100 ........................................... 5,000 5,409
Chicago Board of Education, GO
Series A , 12/1/25 (d) ................................................. 1,600 1,554
Series A , 12/1/26 (d) ................................................. 3,700 3,425
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,700 4,774
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 7,965 7,997
Series B , 4 .00% , 12/1/40 , Continuously Callable @100 ........................ 21,900 20,100
Series B , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 8,710 7,907
Chicago Midway International Airport Revenue , Series B , 4 .00% , 1/1/35 , Continuously
Callable @100 ..................................................... 3,000 3,011
Chicago O'Hare International Airport Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,000 2,045
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,000 1,012
Chicago O'Hare International Airport Revenue AMT
Series A , 5 .25% , 1/1/48 , Continuously Callable @100 ......................... 12,500 13,279
Series C , 5 .25% , 1/1/45 , Continuously Callable @100 ......................... 1,600 1,719
Chicago Park District, GO
Series F-2 , 4 .00% , 1/1/34 , Continuously Callable @100 ....................... 1,200 1,229
Series F-2 , 4 .00% , 1/1/36 , Continuously Callable @100 ....................... 1,300 1,319
Series F-2 , 5 .00% , 1/1/37 , Continuously Callable @100 ....................... 2,000 2,137
Series F-2 , 4 .00% , 1/1/38 , Continuously Callable @100 ....................... 1,750 1,759
Series F-2 , 5 .00% , 1/1/39 , Continuously Callable @100 ....................... 1,500 1,589
Series F-2 , 5 .00% , 1/1/40 , Continuously Callable @100 ....................... 1,125 1,185
Chicago Transit Authority Sales Tax Receipts Fund Revenue , Series A , 4 .00% , 12/1/49 ,
Continuously Callable @100 ........................................... 5,005 4,677
Chicago Transit Authority Sales Tax Receipts Fund Revenue (INS - Build America Mutual
Assurance Co.) , Series A , 4 .00% , 12/1/50 , Continuously Callable @100 ............ 6,385 5,990
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 4 .50% , 3/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,010
City of Chicago Lakeshore East Special Assessment
3 .04% , 12/1/28 (c) .................................................. 270 258
3 .20% , 12/1/29 (c) .................................................. 325 309
3 .29% , 12/1/30 (c) .................................................. 350 332
3 .38% , 12/1/31 (c) .................................................. 373 352
3 .45% , 12/1/32 (c) .................................................. 300 282
City of Chicago Wastewater Transmission Revenue , Series B , 5 .00% , 1/1/35 , Continuously
Callable @100 ..................................................... 8,000 8,215
City of Chicago Waterworks Revenue , 5 .00% , 11/1/36 , Continuously Callable @100 ....... 2,665 2,766
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5 .25% , 11/1/34 , Continuously Callable @100 ............................... 2,105 2,212
5 .25% , 11/1/35 , Continuously Callable @100 ............................... 1,635 1,715
Series 2017-2 , 5 .00% , 11/1/36 , Continuously Callable @100 .................... 3,145 3,273
Series 2017-2 , 5 .00% , 11/1/37 , Continuously Callable @100 .................... 2,500 2,602
City of Chicago, GO
Series A , 5 .50% , 1/1/41 , Continuously Callable @100 ......................... 1,500 1,561

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 1/1/45 , Continuously Callable @100 ......................... $ 3,800 $ 3,847
City of Galesburg Revenue
Series A , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,125 1,110
Series A , 4 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,475 1,392
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 3/1/34 3,000 3,000
City of Springfield, GO , 5 .00% , 12/1/30 , Continuously Callable @100 ................. 8,500 8,612
Cook County Community College District No. 508, GO , 5 .00% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,650 1,727
County of Cook Sales Tax Revenue
4 .00% , 11/15/34 , Continuously Callable @100 .............................. 3,750 3,780
5 .00% , 11/15/36 , Continuously Callable @100 .............................. 5,000 5,198
Illinois Educational Facilities Authority Revenue
3 .90% , 11/1/36 , Continuously Callable @102 ............................... 2,220 2,248
4 .00% , 11/1/36 , Continuously Callable @102 ............................... 9,750 9,846
4 .45% , 11/1/36 , Continuously Callable @102 ............................... 4,500 4,603
Illinois Finance Authority Revenue
5 .00% , 2/15/27 (h) .................................................. 6,822 52
5 .00% , 5/15/31 , Continuously Callable @100 (h) ............................ 1,875 1,183
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 3,500 3,570
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 4,000 4,017
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 600 648
4 .00% , 12/1/35 , Continuously Callable @100 ............................... 5,000 5,028
5 .00% , 5/15/36 , Continuously Callable @100 (h) ............................ 1,400 883
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 3,000 3,013
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 700 750
2 .45% , 10/1/39 , (Put Date 10/1/29) (a) .................................... 14,000 13,278
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 700 744
4 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 963
Series A , 4 .00% , 5/15/27 ............................................. 1,885 1,899
Series A , 5 .00% , 5/15/30 , Continuously Callable @100 ........................ 1,000 1,003
Series A , 4 .00% , 10/1/31 , Continuously Callable @100 ........................ 1,000 1,012
Series A , 4 .00% , 10/1/32 , Continuously Callable @100 ........................ 1,000 1,012
Series A , 4 .00% , 10/1/34 , Continuously Callable @100 ........................ 1,000 1,010
Series A , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 3,700 3,740
Series A , 5 .00% , 5/15/35 , Continuously Callable @100 ........................ 1,100 1,103
Series A , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,020
Series A , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 1,000 1,011
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,850 1,785
Series A , 4 .00% , 8/1/40 , Continuously Callable @100 ......................... 3,780 3,644
Series A , 4 .00% , 8/1/41 , Continuously Callable @100 ......................... 1,935 1,857
Series A , 4 .00% , 8/1/43 , Continuously Callable @100 ......................... 2,105 1,945
Series A , 4 .00% , 7/15/47 , Continuously Callable @100 ........................ 6,500 6,106
Series B , 5 .00% , 10/1/44 , Continuously Callable @100 (c) ...................... 750 756
Series C , 4 .00% , 2/15/36 , Continuously Callable @100 ........................ 18,000 18,095
Series R , 5 .40% , 4/1/27 , Continuously Callable @100 ......................... 1,105 1,105
Illinois Housing Development Authority Revenue , Series I , 4 .63% , 4/1/50 , Continuously
Callable @100 ..................................................... 3,000 2,945
Illinois Municipal Electric Agency Revenue , Series A , 4 .00% , 2/1/33 , Continuously Callable
@100 ........................................................... 14,650 14,657
Illinois State Toll Highway Authority Revenue
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 5,870 5,900
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 5,600 5,627
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5 .00% , 2/1/35 , Continuously Callable @100 ............................... 5,000 5,064
5 .00% , 2/1/36 , Continuously Callable @100 ............................... 6,000 6,071
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build
America Mutual Assurance Co.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,210 1,224
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,250 1,264
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured
Guaranty Municipal Corp.)
Series A , 5 .00% , 11/1/31 , Continuously Callable @100 ........................ 1,000 1,024
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 2,000 2,047

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 11/1/33 , Continuously Callable @100 ........................ $ 750 $ 767
Metropolitan Pier & Exposition Authority Revenue
5 .00% , 6/15/42 , Continuously Callable @100 ............................... 2,000 2,100
4 .00% , 12/15/42 , Continuously Callable @100 .............................. 8,000 7,712
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 6/15/26 (d) ................................................. 5,000 4,788
Northern Illinois Municipal Power Agency Revenue
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,800 1,823
Series A , 4 .00% , 12/1/32 , Continuously Callable @100 ........................ 2,100 2,124
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 4,000 4,038
Series A , 4 .00% , 12/1/35 , Continuously Callable @100 ........................ 5,000 5,029
Northern Illinois University Certificate of Participation , 4 .25% , 4/1/44 , Continuously Callable
@100 ........................................................... 1,000 991
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,300 1,229
Series B , 4 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,200 1,200
Series B , 4 .00% , 4/1/39 , Continuously Callable @100 ......................... 1,375 1,336
Regional Transportation Authority Revenue
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 23,160 23,527
Series A , 4 .00% , 7/1/35 .............................................. 11,650 11,805
Sales Tax Securitization Corp. Revenue
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 5,060 5,092
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,750 1,760
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual
Assurance Co.) , Series B , 5 .00% , 2/1/26 , Continuously Callable @100 ............. 4,215 4,220
State of Illinois, GO , Series B , 5 .25% , 5/1/43 , Continuously Callable @100 ............. 2,500 2,678
The Illinois Sports Facilities Authority Revenue , 5 .00% , 6/15/30 , Continuously Callable @100 1,025 1,072
The Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5 .25% , 6/15/30 , Continuously Callable @100 ............................... 3,000 3,009
5 .25% , 6/15/31 , Continuously Callable @100 ............................... 5,000 5,022
5 .25% , 6/15/32 , Continuously Callable @100 ............................... 5,000 5,015
University of Illinois Revenue , Series A , 4 .00% , 4/1/33 , Continuously Callable @100 ...... 12,475 12,567
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 1/1/30 , Continuously Callable @100 ......................... 1,500 1,555
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 2,400 2,486
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 2,350 2,458
Series A , 5 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,500 1,537
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.) , 5 .00% , 3/1/30 . 5,221 5,221
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 12/1/25 ............................................. 2,010 2,036
Series A , 5 .00% , 12/1/26 ............................................. 2,110 2,171
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal
Corp.)
5 .00% , 3/1/34 , Continuously Callable @100 ............................... 2,992 3,035
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,250 1,251
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured
Guaranty Municipal Corp.) , 4 .00% , 1/1/34 , Continuously Callable @100 ........... 650 657
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured
Guaranty Municipal Corp.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,835 1,855
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,925 1,946
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 2,025 2,046
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 6,000 6,049
439,546
Indiana (3.2%):
City of Rockport Revenue , Series A , 3 .05% , 6/1/25 ............................... 5,750 5,746
Hammond Multi-School Building Corp. Revenue
5 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,165 1,222
5 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,000 1,048
5 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,250 1,307
5 .00% , 7/15/38 , Continuously Callable @100 ............................... 3,000 3,122
Indiana Bond Bank Revenue
1/15/30 , Continuously Callable @97 (d) ................................... 740 602

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
7/15/30 , Continuously Callable @96 (d) ................................... $ 750 $ 597
7/15/31 , Continuously Callable @93 (d) ................................... 1,490 1,134
7/15/32 , Continuously Callable @91 (d) ................................... 1,400 1,017
Indiana Finance Authority Revenue
1 .40% , 8/1/29 , Continuously Callable @100 ............................... 7,000 6,274
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,250 1,284
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,500 1,540
5 .00% , 11/15/33 , Continuously Callable @103 .............................. 2,000 2,075
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,210 1,180
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 1,255 1,216
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 3,660 3,661
4 .00% , 4/1/37 , Continuously Callable @100 ............................... 1,310 1,257
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 2,045 1,940
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 4,030 3,976
5 .00% , 11/15/38 , Continuously Callable @103 .............................. 3,000 3,113
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 1,625 1,525
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 3,605 3,527
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 2,215 2,052
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 2,305 2,096
4 .00% , 4/1/42 , Continuously Callable @100 ............................... 2,400 2,168
4 .25% , 3/1/49 , Continuously Callable @100 ............................... 1,625 1,537
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 6,240 6,560
Series A , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 8,400 8,087
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 7,240 7,559
Series A , 5 .00% , 6/1/43 , Continuously Callable @100 ......................... 855 892
Series A , 4 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,505 1,402
Series A , 4 .25% , 7/1/44 , Continuously Callable @100 ......................... 1,965 1,829
Indiana Housing & Community Development Authority Revenue
Series A-1 , 4 .65% , 7/1/50 , Continuously Callable @100 ....................... 2,500 2,494
Series D-1 , 4 .70% , 7/1/49 , Continuously Callable @100 ....................... 1,500 1,505
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/35 , Continuously Callable @100 6,500 6,502
Terre Haute Sanitary District Revenue , 4 .38% , 1/1/49 , Continuously Callable @100 ....... 5,000 4,913
97,959
Iowa (0.8%):
Iowa Finance Authority Revenue
Series A , 4 .70% , 7/1/50 , Continuously Callable @100 ......................... 3,000 3,030
Series E , 4 .00% , 8/15/35 , Continuously Callable @100 ........................ 5,425 5,443
Series E , 4 .00% , 8/15/36 , Continuously Callable @100 ........................ 15,105 15,121
Iowa Higher Education Loan Authority Revenue , 4 .75% , 10/1/42 , Continuously Callable
@100 ........................................................... 1,500 1,528
Iowa Tobacco Settlement Authority Revenue
Series A-2 , 4 .00% , 6/1/38 , Continuously Callable @100 ....................... 270 269
Series A-2 , 4 .00% , 6/1/39 , Continuously Callable @100 ....................... 300 297
Series A-2 , 4 .00% , 6/1/40 , Continuously Callable @100 ....................... 200 197
25,885
Kansas (0.5%):
City of Manhattan Revenue , Series A , 4 .00% , 6/1/36 , Continuously Callable @103 ........ 1,640 1,476
City of Wichita Revenue , Series K-96 , 4 .63% , 9/1/33 ............................. 1,775 1,775
Wyandotte County-Kansas City Unified Government Tax Allocation
5 .25% , 9/1/35 , Continuously Callable @103 (c) ............................. 8,835 9,096
5 .75% , 3/1/41 , Continuously Callable @103 (c) ............................. 2,500 2,601
14,948
Kentucky (2.5%):
City of Ashland Revenue
4 .00% , 2/1/35 , Continuously Callable @100 ............................... 470 475
4 .00% , 2/1/37 , Continuously Callable @100 ............................... 1,115 1,105
Series A , 4 .00% , 2/1/36 , Continuously Callable @100 ......................... 2,410 2,377
County of Trimble Revenue , 3 .75% , 6/1/33 , Continuously Callable @100 ............... 15,000 15,068
Kenton County Airport Board Revenue AMT , Series A , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 5,000 5,254
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/26 ............................................. 2,900 2,879
Series A , 5 .00% , 5/15/31 , Continuously Callable @100 ........................ 3,205 2,994

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ $ 480 $ 487
Kentucky Municipal Power Agency Revenue , Series A , 3 .45% , 9/1/42 , (Put Date 3/1/26) (a) .. 7,000 7,010
Kentucky Public Energy Authority Revenue
Series A-2 , 4 .14% ( SOFR + 120 bps ) , 8/1/52 , (Put Date 8/1/30) (a) (b) ............... 7,500 7,611
Series C-3 , 2 .91% ( MUNIPSA + 105 bps ) , 12/1/49 , (Put Date 6/1/25) (a) (b) ........... 20,000 19,994
Kentucky State Property & Building Commission Revenue
5 .00% , 5/1/37 , Continuously Callable @100 ............................... 5,000 5,258
Series A , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 2,000 2,032
Series A , 5 .00% , 2/1/33 , Continuously Callable @100 ......................... 2,250 2,284
Series A , 4 .00% , 11/1/36 , Continuously Callable @100 ........................ 2,000 2,028
Series A , 4 .00% , 11/1/38 , Continuously Callable @100 ........................ 500 505
77,361
Louisiana (3.3%):
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,515 1,529
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,500 1,513
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,510 1,522
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 5,330 5,335
Series B , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 5,125 5,130
Series C , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,000 1,057
Series C , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,111
Louisiana Housing Corp. Revenue , Series A , 4 .60% , 12/1/50 , Continuously Callable @100 .. 1,000 1,005
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , 3 .50% , 11/1/32 , Continuously Callable @100 ....................... 18,750 18,531
Louisiana Public Facilities Authority Revenue
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 8,940 8,981
5 .00% , 7/1/33 , Pre-refunded 7/1/25 @ 100 ................................. 55 55
5 .00% , 5/15/34 , Pre-refunded 5/15/26 @ 100 ............................... 25 26
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 2,975 3,054
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 2,225 2,254
5 .00% , 7/1/34 , Pre-refunded 7/1/25 @ 100 ................................. 85 86
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 13,465 13,522
4 .00% , 5/15/35 , Continuously Callable @100 ............................... 3,465 3,456
4 .00% , 5/15/35 , Pre-refunded 5/15/26 @ 100 ............................... 35 36
5 .00% , 5/15/35 , Continuously Callable @100 ............................... 2,000 2,047
4 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,485 1,481
4 .00% , 5/15/36 , Pre-refunded 5/15/26 @ 100 ............................... 15 15
5 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,560 1,595
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 640 654
Series A , 4 .00% , 12/15/32 , Pre-refunded 12/15/26 @ 100 ...................... 305 312
Series A , 4 .00% , 12/15/32 , Continuously Callable @100 ....................... 2,430 2,463
Series A , 4 .00% , 12/15/33 , Continuously Callable @100 ....................... 3,095 3,123
Louisiana State University & Agricultural & Mechanical College Revenue
Series A , 4 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,000 1,009
Series A , 4 .00% , 7/1/32 , Continuously Callable @100 ......................... 1,000 1,009
Series A , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,009
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
10/1/37 , Continuously Callable @100 .................................... 2,000 2,101
New Orleans Aviation Board Revenue AMT , Series C-2 , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 3,000 3,136
St. John the Baptist Parish School District No. 1, GO , 5 .25% , 3/1/43 , Continuously Callable
@100 ........................................................... 5,000 5,252
Tangipahoa Parish Hospital Service District No. 1 Revenue
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 2,375 2,346
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 2,330 2,281
4 .00% , 2/1/41 , Continuously Callable @100 ............................... 1,500 1,448
4 .00% , 2/1/42 , Continuously Callable @100 ............................... 1,500 1,435
101,919
Maine (0.1%):
Maine State Housing Authority Revenue , Series A , 4 .65% , 11/15/50 , Continuously Callable
@100 ........................................................... 2,500 2,503

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Maryland (1.8%):
City of Gaithersburg Revenue
Series A , 5 .00% , 1/1/33 , Continuously Callable @103 ......................... $ 3,000 $ 3,074
Series A , 5 .00% , 1/1/36 , Continuously Callable @103 ......................... 1,000 1,017
Howard County Housing Commission Revenue , Series A , 1 .60% , 6/1/29 , Continuously
Callable @100 ..................................................... 3,000 2,695
Maryland Economic Development Corp. Revenue
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,250 1,302
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,040
Series A , 5 .00% , 6/1/32 , Continuously Callable @100 ......................... 1,000 1,039
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,000 2,064
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,190 3,307
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 6,505 6,738
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,000 1,004
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 3,600 3,726
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,500 2,586
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,200 2,209
4 .00% , 1/1/38 , Continuously Callable @100 ............................... 865 847
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,500 1,489
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,585 1,538
4 .00% , 7/1/40 , Continuously Callable @100 ............................... 1,645 1,578
Series A , 5 .50% , 1/1/29 , Continuously Callable @100 ......................... 1,415 1,456
Series A , 5 .50% , 1/1/30 , Continuously Callable @100 ......................... 1,750 1,799
Series A , 5 .50% , 1/1/31 , Continuously Callable @100 ......................... 1,585 1,634
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,019
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 1,018
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 1,310 1,330
Series A , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 5,000 5,119
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,000 1,019
State of Maryland Department of Transportation Revenue AMT , Series A , 5 .25% , 8/1/49 ,
Continuously Callable @100 ........................................... 2,000 2,138
53,785
Massachusetts (1.8%):
Massachusetts Development Finance Agency Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,250 1,262
4 .00% , 10/1/32 , Continuously Callable @103 (c) ............................. 3,600 3,602
5 .00% , 4/15/33 , Continuously Callable @100 ............................... 2,155 2,158
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,250 1,259
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 1,000 1,004
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 895 908
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 800 851
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,215 1,229
5 .00% , 10/1/37 , Continuously Callable @103 (c) ............................. 1,000 1,014
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 600 636
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 335 338
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 1,010 967
5 .00% , 10/1/42 , Continuously Callable @100 ............................... 3,500 3,826
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 450 461
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 645 660
Series A , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 535 547
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 700 715
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 735 750
Series A , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,000 1,016
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,000 2,027
Series A , 5 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 1,007
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,250 2,259
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 (c) ....................... 1,000 1,036
Series B , 4 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,300 2,038
Series B , 4 .00% , 6/1/41 , Continuously Callable @100 ......................... 2,750 2,275
Series E , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,105 2,122
Series I , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,046
Series I , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,675 1,712

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series I , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... $ 2,000 $ 2,029
Series J2 , 5 .00% , 7/1/43 , Continuously Callable @100 ........................ 10,000 10,227
Series T1 , 2 .46% ( MUNIPSA + 60 bps ) , 7/1/49 , (Put Date 1/29/26) (a) (b) (c) .......... 2,500 2,489
54,470
Michigan (2.2%):
Flint Hospital Building Authority Revenue
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,525 2,426
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,620 2,501
4 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,730 2,589
4 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,635 1,541
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,855 1,713
Great Lakes Water Authority Water Supply System Revenue , Series D , 4 .00% , 7/1/32 ,
Continuously Callable @100 ........................................... 13,560 13,704
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 5/1/32 , Continuously Callable @100 ............................... 2,775 2,827
5 .00% , 5/1/33 , Continuously Callable @100 ............................... 2,875 2,926
5 .00% , 5/1/34 , Continuously Callable @100 ............................... 2,965 3,016
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 3,065 3,116
5 .00% , 5/1/36 , Continuously Callable @100 ............................... 2,770 2,815
Michigan Finance Authority Revenue
5 .00% , 11/1/34 , Continuously Callable @100 ............................... 1,000 1,061
5 .00% , 11/1/35 , Continuously Callable @100 ............................... 1,000 1,057
4 .00% , 11/15/35 , Continuously Callable @100 .............................. 6,000 6,009
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,000 1,057
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 1,001
5 .00% , 11/1/37 , Continuously Callable @100 ............................... 1,250 1,318
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,125 1,349
5 .38% , 11/1/43 , Continuously Callable @100 ............................... 3,530 3,714
4 .00% , 2/15/50 , Continuously Callable @100 ............................... 3,205 2,921
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan
Program) , Series A , 5 .00% , 5/1/25 ....................................... 1,700 1,705
Michigan State Housing Development Authority Revenue , Series D , 4 .45% , 12/1/49 ,
Continuously Callable @100 ........................................... 3,500 3,332
Summit Academy North Revenue , 4 .00% , 11/1/41 , Continuously Callable @103 ......... 2,870 2,544
66,242
Minnesota (0.3%):
City of Minneapolis Revenue , Series A , 5 .00% , 11/15/36 , Continuously Callable @100 ..... 5,000 5,192
Minneapolis-St. Paul Metropolitan Airports Commission Revenue AMT , Series B , 5 .25% ,
1/1/44 , Continuously Callable @100 ..................................... 3,000 3,246
8,438
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 6,000 5,957
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
9/1/30 , Continuously Callable @100 ..................................... 4,685 4,685
Mississippi Hospital Equipment & Facilities Authority Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,240 2,265
Series A , 4 .00% , 1/1/37 , Continuously Callable @100 ......................... 2,260 2,273
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,850 1,835
Series A , 4 .00% , 1/1/40 , Continuously Callable @100 ......................... 2,675 2,624
19,639
Missouri (1.6%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/32 , Continuously Callable @100 ............................... 500 516
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 771
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 750 742
Series A , 6 .00% , 3/1/33 , Continuously Callable @101 ......................... 1,780 1,801
Health & Educational Facilities Authority of the State of Missouri Revenue
5 .00% , 5/15/32 , Continuously Callable @103 (h) ............................ 1,555 981
5 .00% , 5/15/36 , Continuously Callable @103 (h) ............................ 4,565 2,879
Series A , 5 .00% , 2/1/29 , Continuously Callable @103 ......................... 1,000 1,031
Series A , 5 .00% , 2/1/34 , Continuously Callable @103 ......................... 2,000 2,060
Missouri Development Finance Board Revenue
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,000 1,001

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... $ 4,215 $ 4,220
Missouri Housing Development Commission Revenue , Series A , 4 .63% , 11/1/50 , Continuously
Callable @100 ..................................................... 4,555 4,565
Missouri State Environmental Improvement & Energy Resources Authority Revenue , Series
A-R , 2 .90% , 9/1/33 , Continuously Callable @102 ........................... 25,000 22,696
St. Louis County IDA Revenue , Series A , 5 .50% , 9/1/33 , Continuously Callable @100 ..... 2,540 2,542
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @101 ..... 1,720 1,740
47,545
Nebraska (1.1%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) (a) .............................. 17,000 17,890
Series A , 5 .00% , 9/1/37 .............................................. 3,210 3,550
Douglas County Hospital Authority No. 3 Revenue
5 .00% , 11/1/28 , Continuously Callable @100 ............................... 1,250 1,265
5 .00% , 11/1/30 , Continuously Callable @100 ............................... 1,600 1,618
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
Series S , 4 .00% , 1/1/35 , Continuously Callable @102 ......................... 795 791
Series S , 4 .00% , 1/1/36 , Continuously Callable @102 ......................... 1,240 1,228
Series S , 4 .00% , 1/1/38 , Continuously Callable @102 ......................... 2,595 2,526
Series S , 4 .00% , 1/1/39 , Continuously Callable @102 ......................... 1,800 1,734
Nebraska Investment Finance Authority Revenue
Series A , 4 .60% , 9/1/50 , Continuously Callable @100 ......................... 1,000 1,000
Series G , 4 .55% , 9/1/44 , Continuously Callable @100 ........................ 1,000 1,011
Omaha Airport Authority Revenue AMT , 5 .25% , 12/15/49 , Continuously Callable @100 .... 1,750 1,869
34,482
Nevada (1.0%):
Carson City Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 620 646
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,000 1,037
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 1,000 1,032
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,950 1,998
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,870 1,887
4 .00% , 6/1/37 , Continuously Callable @100 ............................... 7,345 7,375
4 .00% , 6/1/38 , Continuously Callable @100 ............................... 6,135 6,142
City of Sparks Revenue , Series A , 2 .75% , 6/15/28 (c) .............................. 750 741
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,018
Series C , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 4,560 4,601
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/49 , Continuously Callable
@100 ........................................................... 2,700 2,819
30,296
New Hampshire (0.6%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/41 , Continuously Callable @103 ............................... 5,100 4,514
Series A , 5 .00% , 11/1/49 , Continuously Callable @100 ........................ 3,000 3,054
New Hampshire Health and Education Facilities Authority Act Revenue
Series A , 5 .00% , 8/1/34 , Continuously Callable @100 ......................... 2,880 3,009
Series A , 5 .00% , 8/1/35 , Continuously Callable @100 ......................... 2,700 2,821
Series A , 5 .00% , 8/1/36 , Continuously Callable @100 ......................... 2,000 2,075
Series A , 5 .00% , 8/1/37 , Continuously Callable @100 ......................... 1,500 1,556
New Hampshire Housing Finance Authority Revenue , Series C , 4 .63% , 7/1/48 , Continuously
Callable @100 ..................................................... 2,000 2,011
19,040
New Jersey (3.3%):
Casino Reinvestment Development Authority, Inc. Revenue , Series A , 4 .00% , 11/1/44 ,
Continuously Callable @100 ........................................... 1,000 956
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,660 1,716
Series B , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 1,250 1,285
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 630 650
Series A , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 750 774

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .00% ,
11/15/42 , Continuously Callable @100 ................................... $ 1,000 $ 1,074
Essex County Improvement Authority Revenue , 4 .00% , 6/15/38 , Continuously Callable @100 550 552
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 2,000 2,045
New Jersey Economic Development Authority Revenue
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 2,000 2,147
4 .00% , 11/1/38 , Continuously Callable @100 ............................... 1,500 1,513
4 .00% , 11/1/39 , Continuously Callable @100 ............................... 2,000 2,007
Series A , 3 .13% , 7/1/29 , Continuously Callable @100 ......................... 665 644
Series A , 3 .38% , 7/1/30 , Continuously Callable @100 ......................... 1,000 972
Series B , 5 .00% , 6/15/37 , Continuously Callable @100 ........................ 16,280 17,243
New Jersey Educational Facilities Authority Revenue
Series B , 5 .50% , 9/1/32 , Continuously Callable @100 ......................... 8,075 8,331
Series F , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 150 152
Series F , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 260 262
Series F , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 975 981
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.)
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 3,000 3,110
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 3,350 3,466
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,800 1,801
New Jersey Health Care Facilities Financing Authority Revenue
5 .00% , 10/1/33 , Continuously Callable @100 ............................... 2,000 2,106
5 .00% , 10/1/34 , Continuously Callable @100 ............................... 2,000 2,107
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,620 2,747
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 5 .00% , 7/1/27 , Continuously Callable @100 ......................... 2,000 2,010
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,500 1,506
New Jersey Transportation Trust Fund Authority Revenue
Series A , 12/15/38 .................................................. 11,405 6,607
Series A , 4 .25% , 6/15/40 , Continuously Callable @100 ........................ 2,000 2,064
Series AA , 4 .00% , 6/15/36 , Continuously Callable @100 ...................... 2,500 2,562
Series AA , 4 .00% , 6/15/37 , Continuously Callable @100 ...................... 2,250 2,296
Series AA , 4 .25% , 6/15/44 , Continuously Callable @100 ...................... 1,000 1,009
Series CC , 4 .13% , 6/15/50 , Continuously Callable @100 ...................... 3,000 2,931
New Jersey Turnpike Authority Revenue
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 4,725 4,787
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 3,500 3,554
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/29 , Continuously Callable @100 ............................... 500 505
4 .00% , 12/1/30 , Continuously Callable @100 ............................... 750 759
4 .00% , 12/1/31 , Continuously Callable @100 ............................... 500 504
South Jersey Transportation Authority Revenue
4 .50% , 11/1/42 , Continuously Callable @100 ............................... 1,000 1,026
Series A , 5 .00% , 11/1/30 .............................................. 500 500
Series A , 5 .00% , 11/1/31 .............................................. 750 750
Series A , 4 .00% , 11/1/40 , Continuously Callable @100 ........................ 4,300 4,238
The Passaic County Improvement Authority Revenue , 5 .25% , 7/1/43 , Continuously Callable
@100 ........................................................... 665 692
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .00% , 6/1/36 , Continuously Callable
@100 ........................................................... 5,000 5,186
102,127
New Mexico (0.6%):
City of Farmington Revenue , Series B , 2 .15% , 4/1/33 , Continuously Callable @101 ....... 10,000 8,616
City of Santa Fe Revenue
Series A , 5 .00% , 5/15/34 , Continuously Callable @103 ........................ 625 642
Series A , 5 .00% , 5/15/39 , Continuously Callable @103 ........................ 480 491
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/39 ,
Continuously Callable @102 ........................................... 1,075 1,062
New Mexico Mortgage Finance Authority Revenue , Series A , 4 .70% , 9/1/50 , Continuously
Callable @100 ..................................................... 5,000 5,025

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Village of Los Ranchos de Albuquerque Revenue
4 .00% , 9/1/35 , Continuously Callable @100 ............................... $ 300 $ 305
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,200 1,172
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation
4 .00% , 5/1/33 , Continuously Callable @103 (c) ............................. 600 569
4 .25% , 5/1/40 , Continuously Callable @103 (c) ............................. 1,000 937
18,819
New York (5.3%):
Allegany County Capital Resource Corp. Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,390 1,373
Series A , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,500 1,434
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 1,925 1,781
Build NYC Resource Corp. Revenue
4 .50% , 6/15/43 , Continuously Callable @100 ............................... 700 690
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 500 513
Series A , 6 .75% , 4/15/43 , Continuously Callable @100 (c) ...................... 1,810 2,004
City of Dunkirk, GO , 7 .50% , 7/24/25 (c) ....................................... 5,731 5,755
Empire State Development Corp. Revenue
Series A , 4 .00% , 3/15/39 , Continuously Callable @100 ........................ 5,000 5,107
Series E-2 , 4 .00% , 3/15/39 , Continuously Callable @100 ...................... 5,785 5,888
Hudson Yards Infrastructure Corp. Revenue , Series A , 5 .00% , 2/15/38 , Continuously Callable
@100 ........................................................... 2,500 2,591
Metropolitan Transportation Authority Revenue
Series C-1 , 5 .00% , 11/15/29 , Continuously Callable @100 ..................... 7,030 7,442
Series C-1 , 4 .00% , 11/15/32 , Continuously Callable @100 ..................... 9,300 9,450
Series C-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 6,295 6,358
Series C-1 , 4 .00% , 11/15/35 , Continuously Callable @100 ..................... 9,040 9,125
Series C-1 , 5 .00% , 11/15/36 , Continuously Callable @100 ..................... 3,705 3,787
Series D-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 2,000 2,021
Series F , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 2,000 2,021
Series F , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,030
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series 2 , 3 .74% ( SOFR + 80 bps ) , 11/1/32 , (Put Date 4/1/26) (a) (b) ................. 3,000 3,009
Series A-1 , 4 .00% , 11/15/41 , Continuously Callable @100 ..................... 9,820 9,923
Monroe County Industrial Development Corp. Revenue
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,200 1,175
4 .00% , 12/1/39 , Continuously Callable @100 ............................... 1,200 1,165
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 3,000 3,006
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,044
New York City Transitional Finance Authority Future Tax Secured Revenue , 4 .00% , 11/1/38 ,
Continuously Callable @100 ........................................... 1,250 1,274
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 3,350 3,159
Series A , 2 .10% , 11/15/32 , Continuously Callable @100 ....................... 6,730 5,898
Series A , 2 .20% , 11/15/33 , Continuously Callable @100 ....................... 9,000 7,858
New York State Dormitory Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 (c) ............................. 600 591
6 .00% , 7/1/40 , Continuously Callable @100 (c) ............................. 3,280 2,955
Series A , 4 .00% , 9/1/36 , Continuously Callable @100 ......................... 500 494
Series A , 4 .00% , 9/1/37 , Continuously Callable @100 ......................... 350 343
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,250 1,213
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 750 713
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 21,605 21,586
Series A-1 , 4 .00% , 7/1/40 , Continuously Callable @100 ....................... 4,535 4,616
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 10/1/27 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 5 .00% , 10/1/28 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 5 .00% , 10/1/29 , Continuously Callable @100 ........................ 1,300 1,302
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .25% , 6/30/42 , Continuously Callable @100 ............................... 4,565 4,512
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 5 .00% , 6/15/25 , Continuously Callable @100 ................. 1,670 1,672

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Onondaga Civic Development Corp. Revenue , 5 .13% , 8/1/44 , Continuously Callable @100 .. $ 500 $ 469
Saratoga County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/28 , Continuously
Callable @100 ..................................................... 790 791
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 266 , 4 .65% ,
10/1/50 , Continuously Callable @100 .................................... 2,500 2,514
Town of Oyster Bay, GO , 4 .00% , 2/15/26 ...................................... 3,000 3,040
Village of Sylvan Beach, GO , 5 .75% , 1/15/26 , Continuously Callable @100 ............. 3,000 3,006
Westchester County Local Development Corp. Revenue , 5 .00% , 7/1/38 , Continuously Callable
@100 ........................................................... 750 807
160,507
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/25 .................................................... 320 323
5 .00% , 10/1/30 , Continuously Callable @100 ............................... 1,850 1,852
5 .00% , 10/1/40 , Continuously Callable @103 ............................... 1,050 1,078
4 .50% , 12/1/44 , Continuously Callable @100 ............................... 8,000 7,993
5 .00% , 10/1/45 , Continuously Callable @103 ............................... 1,000 1,015
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 3,050 2,848
Series A , 4 .00% , 10/1/40 , Continuously Callable @103 ........................ 600 577
Series A , 5 .00% , 10/1/45 , Continuously Callable @103 ........................ 1,800 1,848
17,534
North Dakota (0.5%):
City of Grand Forks Revenue
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 2,475 2,445
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,100 1,068
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,700 1,628
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 1,750 1,662
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 350 369
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 695 729
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 4,500 4,574
North Dakota Housing Finance Agency Revenue , Series D , 4 .65% , 7/1/49 , Continuously
Callable @100 ..................................................... 3,000 2,988
15,463
Ohio (3.8%):
Akron Bath Copley Joint Township Hospital District Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 988
4 .00% , 11/15/37 , Continuously Callable @100 .............................. 800 782
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 500 483
City of Centerville Revenue , 5 .25% , 11/1/37 , Continuously Callable @100 .............. 2,250 2,252
Cleveland-Cuyahoga County Port Authority Revenue , Series A , 5 .88% , 1/1/49 , Continuously
Callable @102 (c) ................................................... 640 624
Columbus Regional Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/50 , Continuously
Callable @100 ..................................................... 6,000 6,447
County of Allen Hospital Facilities Revenue
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 7,500 7,397
Series A , 4 .00% , 8/1/36 , Continuously Callable @100 ......................... 5,000 5,009
Series A , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 10,800 10,805
County of Cuyahoga Revenue
4 .00% , 2/15/29 , Continuously Callable @100 ............................... 7,430 7,524
5 .00% , 2/15/37 , Continuously Callable @100 ............................... 4,000 4,070
County of Hamilton Revenue
5 .00% , 1/1/31 , Continuously Callable @100 ............................... 1,350 1,356
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 1,400 1,400
5 .00% , 9/15/39 , Continuously Callable @100 ............................... 1,375 1,413
5 .00% , 9/15/40 , Continuously Callable @100 ............................... 1,100 1,127
Series A , 5 .50% , 1/1/43 , Continuously Callable @103 ......................... 750 781
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.) , Series B ,
12/1/25 (d) ........................................................ 4,365 4,283
County of Hardin Revenue , 5 .25% , 5/1/40 , Continuously Callable @103 ............... 2,000 1,938
County of Montgomery Revenue
3 .00% , 11/15/36 , Continuously Callable @100 .............................. 7,000 6,085
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,200 2,287
5 .25% , 9/1/49 , Continuously Callable @100 ............................... 1,000 1,054

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
County of Ross Revenue , 5 .00% , 12/1/44 , Continuously Callable @100 ................ $ 2,405 $ 2,448
County of Warren Revenue , 5 .00% , 7/1/49 , Continuously Callable @100 ............... 2,360 2,408
Ohio Higher Educational Facility Commission Revenue
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 790 821
5 .25% , 5/1/49 , Continuously Callable @100 ............................... 3,000 3,148
Series C , 5 .00% , 5/1/31 , Continuously Callable @100 ......................... 1,000 1,003
Series C , 5 .00% , 5/1/33 , Continuously Callable @100 ......................... 500 502
Ohio Housing Finance Agency Revenue
Series A , 4 .65% , 9/1/50 , Continuously Callable @100 ......................... 5,000 5,036
Series C , 4 .65% , 9/1/49 , Continuously Callable @100 ......................... 1,000 1,001
Southeastern Ohio Port Authority Revenue
5 .50% , 12/1/29 , Continuously Callable @100 ............................... 750 750
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 750 727
State of Ohio Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,260 1,253
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 1,270 1,233
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 635
Series A , 5 .00% , 1/15/34 , Continuously Callable @100 ........................ 7,210 7,309
Series A , 5 .00% , 1/15/35 , Continuously Callable @100 ........................ 6,000 6,083
Series A , 5 .00% , 1/15/36 , Continuously Callable @100 ........................ 3,070 3,112
Series A , 4 .00% , 1/15/38 , Continuously Callable @100 ........................ 1,000 1,005
Series A , 4 .00% , 1/15/40 , Continuously Callable @100 ........................ 1,800 1,780
Summit County Development Finance Authority Revenue , 5 .50% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,613
Village of Bluffton Revenue
5 .00% , 12/1/31 , Continuously Callable @100 ............................... 1,500 1,558
4 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,500 1,519
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,600 1,618
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,795 1,813
116,480
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .00% , 8/15/33 , Continuously
Callable @100 ..................................................... 4,100 4,196
Pontotoc County Educational Facilities Authority Revenue , 4 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 2,000 1,901
Tulsa County Industrial Authority Revenue
5 .00% , 11/15/28 , Continuously Callable @102 .............................. 940 967
5 .00% , 11/15/30 , Continuously Callable @102 .............................. 1,780 1,829
8,893
Oregon (0.2%):
Clackamas County Hospital Facility Authority Revenue
Series A , 5 .00% , 11/15/32 , Continuously Callable @102 ....................... 1,000 1,027
Series A , 5 .00% , 11/15/37 , Continuously Callable @102 ....................... 500 510
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 275 293
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 1,750 1,831
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/49 , Continuously Callable
@100 ........................................................... 1,500 1,587
Salem Hospital Facility Authority Revenue , 4 .00% , 5/15/40 , Continuously Callable @103 ... 800 759
6,007
Pennsylvania (9.1%):
Allegheny County Hospital Development Authority Revenue
Series A , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 7,315 7,624
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 8,000 8,318
Series A , 4 .00% , 7/15/38 , Continuously Callable @100 ........................ 1,500 1,511
Series A , 4 .00% , 7/15/39 , Continuously Callable @100 ........................ 3,495 3,487
Allegheny County Sanitary Authority Revenue , 4 .00% , 12/1/49 , Continuously Callable @100 1,000 949
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,500 1,514
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,475 1,492
Allentown Commercial and IDA Revenue
5 .75% , 6/15/43 , Continuously Callable @100 ............................... 600 633
5 .00% , 7/1/45 , Continuously Callable @100 (c) ............................. 2,500 2,540

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Bucks County IDA Revenue
5 .00% , 10/1/30 , Continuously Callable @103 ............................... $ 325 $ 334
5 .00% , 10/1/31 , Continuously Callable @103 ............................... 450 462
5 .00% , 10/1/37 , Continuously Callable @103 ............................... 2,260 2,293
Butler County Hospital Authority Revenue , 5 .00% , 7/1/35 , Continuously Callable @100 .... 1,885 1,843
Chester County IDA Revenue
5 .63% , 10/15/42 , Continuously Callable @100 (c) ............................ 8,875 9,148
4 .25% , 10/1/44 , Continuously Callable @100 (c) ............................. 1,075 999
4 .50% , 10/1/49 , Continuously Callable @100 (c) ............................. 800 749
Series A , 5 .13% , 10/15/37 , Continuously Callable @100 ....................... 2,750 2,766
Chester County IDA Revenue (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
8/1/48 , Continuously Callable @100 ..................................... 10,000 9,255
Clairton Municipal Authority Revenue , Series B , 4 .38% , 12/1/42 , Continuously Callable @100 2,250 2,265
Commonwealth Financing Authority Revenue , Series A , 5 .00% , 6/1/34 , Continuously Callable
@100 ........................................................... 5,000 5,019
Commonwealth of Pennsylvania Certificate of Participation
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,350 1,413
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 750 784
Series A , 5 .00% , 7/1/37 , Continuously Callable @100 ......................... 800 833
County of Beaver, GO (INS - Build America Mutual Assurance Co.) , 4 .00% , 4/15/30 ,
Continuously Callable @100 ........................................... 4,490 4,579
County of Lehigh Revenue
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 2,000 2,005
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 2,000 1,971
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 2,000 1,980
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% , 11/15/29 ,
Continuously Callable @100 ........................................... 5,000 5,065
Cumberland County Municipal Authority Revenue
4 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,250 1,257
4 .00% , 11/1/37 , Continuously Callable @100 ............................... 2,130 2,132
Dauphin County General Authority Revenue
Series A , 4 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,000 2,018
Series A , 4 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,014
Delaware County Authority Revenue
5 .00% , 10/1/30 .................................................... 1,200 1,221
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,220 2,229
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 2,250 2,203
Lancaster Higher Education Authority Revenue , Series A , 5 .00% , 10/1/42 , Continuously
Callable @100 ..................................................... 3,360 3,327
Lancaster Municipal Authority Revenue , Series A , 5 .00% , 5/1/44 , Continuously Callable @103 1,200 1,254
Latrobe IDA Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 250 231
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 250 229
4 .00% , 3/1/46 , Continuously Callable @100 ............................... 750 650
Lehigh County General Purpose Authority Revenue
5 .00% , 2/1/43 , Continuously Callable @100 ............................... 1,520 1,619
5 .00% , 2/1/44 , Continuously Callable @100 ............................... 2,000 2,126
Montgomery County Higher Education & Health Authority Revenue
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 1,750 1,830
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,850 1,931
4 .00% , 9/1/36 , Continuously Callable @100 ............................... 1,100 1,101
4 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,000 999
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,750 1,814
4 .00% , 9/1/38 , Continuously Callable @100 ............................... 900 884
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 972
Montgomery County IDA Revenue
5 .00% , 11/1/44 , Continuously Callable @100 ............................... 1,440 1,446
5 .25% , 11/1/49 , Continuously Callable @100 ............................... 1,340 1,354
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 4/1/33 , Continuously Callable @100 ......................... 1,000 1,009
Series B , 5 .00% , 4/1/34 , Continuously Callable @100 ......................... 1,500 1,513
Series B , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,500 1,512

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Northampton County General Purpose Authority Revenue , 4 .00% , 8/15/48 , Continuously
Callable @100 ..................................................... $ 2,335 $ 2,115
Northeastern Pennsylvania Hospital and Education Authority Revenue , Series A , 5 .00% ,
3/1/37 , Continuously Callable @100 ..................................... 1,525 1,532
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/33 , Continuously Callable @103 ............................... 1,750 1,764
4 .00% , 7/1/41 , Continuously Callable @103 ............................... 1,050 1,026
Series A-2 , 4 .00% , 5/15/43 , Continuously Callable @100 ...................... 1,125 1,095
Series B-2 , 5 .00% , 7/1/42 , Continuously Callable @103 ....................... 3,000 3,153
Pennsylvania Higher Educational Facilities Authority Revenue
Series A , 5 .25% , 7/15/25 , Continuously Callable @100 ........................ 1,730 1,732
Series B-1 , 4 .25% , 11/1/48 , Continuously Callable @100 ...................... 10,000 9,816
Pennsylvania Housing Finance Agency Revenue
Series -145A , 4 .60% , 10/1/44 , Continuously Callable @100 .................... 3,000 3,042
Series -146A , 4 .50% , 10/1/44 , Continuously Callable @100 .................... 3,000 3,008
Series -147A , 4 .70% , 10/1/49 , Continuously Callable @100 .................... 2,000 2,003
Pennsylvania Turnpike Commission Revenue
5 .00% , 6/1/36 , Continuously Callable @100 ............................... 8,255 8,345
5 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,000 2,196
5 .00% , 12/1/43 , Continuously Callable @100 ............................... 1,675 1,811
Series B , 4 .00% , 6/1/34 , Continuously Callable @100 ......................... 20,000 20,168
Series B , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 2,000 2,023
Philadelphia IDA Revenue
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 750 788
5 .00% , 5/1/38 , Continuously Callable @100 ............................... 2,500 2,623
5 .00% , 6/15/40 , Continuously Callable @100 (c) ............................. 900 906
5 .50% , 6/15/43 , Continuously Callable @100 (c) ............................. 1,750 1,781
Series A , 5 .50% , 7/1/61 , Callable 8/6/25 @ 100 (c) (g) ......................... 5,000 5,000
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 9/1/35 , Continuously Callable @100 ......................... 300 308
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 2,000 2,062
5 .00% , 3/1/37 , Continuously Callable @100 ............................... 1,500 1,541
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,000 1,048
Series E , 5 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,600 1,676
Series E , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 750 785
State Public School Building Authority Revenue , Series A , 5 .00% , 6/1/29 , Continuously
Callable @100 ..................................................... 10,000 10,325
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 6,100 6,301
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 13,085 13,216
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 1,000 1,020
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 501 545
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 6,720 6,701
Series B1 , 0.00% , 6/30/44 , Continuously Callable @87 (f) ...................... 3,358 2,490
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ......................... 1,000 1,061
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,000 1,059
Series A , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,053
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,700 1,717
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,600 1,610
Series F , 5 .00% , 9/1/31 , Continuously Callable @100 ......................... 9,895 10,162
Series F , 5 .00% , 9/1/32 , Continuously Callable @100 ......................... 5,000 5,128
Series F , 5 .00% , 9/1/33 , Continuously Callable @100 ......................... 4,000 4,098
Series F , 5 .00% , 9/1/34 , Continuously Callable @100 ......................... 5,100 5,223
The School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 4 .00% , 4/1/33 , Continuously Callable @100 ............................. 1,150 1,172
Westmoreland County IDA Revenue , Series A , 4 .00% , 7/1/37 , Continuously Callable @100 . 1,400 1,364
Wilkes-Barre Finance Authority Revenue , 4 .00% , 3/1/42 , Continuously Callable @100 ..... 2,600 2,256
279,554

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Rhode Island (0.7%):
Rhode Island Health and Educational Building Corp. Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... $ 575 $ 621
5 .00% , 5/15/41 , Continuously Callable @100 ............................... 625 671
5 .00% , 5/15/42 , Continuously Callable @100 ............................... 750 801
5 .00% , 5/15/43 , Continuously Callable @100 ............................... 675 716
5 .00% , 5/15/44 , Continuously Callable @100 ............................... 750 790
Rhode Island Housing & Mortgage Finance Corp. Revenue
4 .60% , 10/1/44 , Continuously Callable @100 ............................... 3,000 3,035
Series 85-A , 4 .65% , 10/1/50 , Continuously Callable @100 ..................... 3,000 3,002
Rhode Island Turnpike & Bridge Authority Revenue
Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ........................ 1,350 1,374
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 4,345 4,418
Tobacco Settlement Financing Corp. Revenue
Series A , 5 .00% , 6/1/28 , Continuously Callable @100 ......................... 2,000 2,006
Series A , 5 .00% , 6/1/29 , Continuously Callable @100 ......................... 2,000 2,007
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,500 2,508
21,949
South Carolina (0.8%):
Charleston County Airport District Revenue AMT , Series A , 5 .25% , 7/1/49 , Continuously
Callable @100 ..................................................... 3,250 3,460
Lexington County Health Services District, Inc. Revenue
4 .00% , 11/1/31 , Continuously Callable @100 ............................... 1,000 1,014
4 .00% , 11/1/32 , Continuously Callable @100 ............................... 1,000 1,014
Patriots Energy Group Financing Agency Revenue , Series A1 , 5 .25% , 10/1/54 , (Put Date
8/1/31) (a) ........................................................ 3,000 3,255
South Carolina Jobs-Economic Development Authority Revenue , 5 .50% , 11/15/44 ,
Continuously Callable @100 ........................................... 500 532
South Carolina Public Service Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 9,835 10,005
Series B , 4 .13% , 12/1/44 , Continuously Callable @100 ........................ 1,880 1,853
South Carolina State Housing Finance & Development Authority Revenue , Series A , 4 .65% ,
7/1/50 , Continuously Callable @100 ..................................... 2,500 2,512
23,645
South Dakota (0.2%):
South Dakota Housing Development Authority Revenue
Series A , 4 .70% , 5/1/50 , Continuously Callable @100 ......................... 4,250 4,264
Series C , 4 .70% , 11/1/49 , Continuously Callable @100 ........................ 1,000 1,004
5,268
Tennessee (1.3%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/37 , Continuously
Callable @100 ..................................................... 3,500 3,618
Knox County Health Educational & Housing Facility Board Revenue
Series A-1 , 5 .00% , 7/1/39 , Continuously Callable @100 ....................... 450 490
Series A-1 , 5 .00% , 7/1/40 , Continuously Callable @100 ....................... 420 455
Series A-1 , 5 .00% , 7/1/41 , Continuously Callable @100 ....................... 825 889
Series A-1 , 5 .00% , 7/1/42 , Continuously Callable @100 ....................... 1,100 1,181
Series A-1 , 5 .00% , 7/1/43 , Continuously Callable @100 ....................... 550 587
Series A-1 , 5 .00% , 7/1/44 , Continuously Callable @100 ....................... 625 664
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue , 5 .00% , 7/1/40 , Continuously Callable @100 ................... 5,500 5,565
New Memphis Arena Public Building Authority Revenue
4/1/32 , Continuously Callable @98 (d) .................................... 875 667
4/1/33 , Continuously Callable @96 (d) .................................... 625 448
4/1/34 , Continuously Callable @94 (d) .................................... 875 612
4/1/35 , Continuously Callable @92 (d) .................................... 875 570
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .00% , 6/1/44 ,
Continuously Callable @100 (c) ......................................... 1,000 1,025
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (a) .............. 12,500 13,426
Tennessee Energy Acquisition Corp. Revenue , Series A-1 , 5 .00% , 5/1/53 , (Put Date 5/1/28) (a) 10,000 10,375
40,572
Texas (10.0%):
Arlington Higher Education Finance Corp. Revenue , 4 .88% , 6/15/56 , (Put Date 6/15/26) (a) (c) 2,000 2,005

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 2/15/44 , Continuously Callable @100 ............................... $ 10,000 $ 9,762
4 .13% , 8/15/49 , Continuously Callable @100 ............................... 4,600 4,428
Austin Convention Enterprises, Inc. Revenue , Series A , 5 .00% , 1/1/34 , Continuously Callable
@100 ........................................................... 1,105 1,112
Barbers Hill Independent School District, GO (NBGA - Texas Permanent School Fund) ,
4 .00% , 2/15/49 , Continuously Callable @100 ............................... 5,000 4,795
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5 .00% , 12/1/25 .................................................... 2,740 2,765
5 .00% , 12/1/27 , Continuously Callable @100 ............................... 2,990 3,010
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,640 1,650
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,600 1,609
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 1,700 1,709
5 .25% , 12/1/35 , Continuously Callable @100 ............................... 5,150 5,176
Central Texas Regional Mobility Authority Revenue , 1/1/26 (d) ...................... 2,535 2,477
City of Arlington Special Tax Revenue (INS - Build America Mutual Assurance Co.)
Series C , 5 .00% , 2/15/34 , Continuously Callable @100 ........................ 1,500 1,584
Series C , 5 .00% , 2/15/35 , Continuously Callable @100 ........................ 1,500 1,583
Series C , 5 .00% , 2/15/36 , Continuously Callable @100 ........................ 3,100 3,271
Series C , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 3,305 3,483
Series C , 5 .00% , 2/15/38 , Continuously Callable @100 ........................ 4,380 4,607
City of Corpus Christi Utility System Revenue
4 .00% , 7/15/32 , Continuously Callable @100 ............................... 1,800 1,820
4 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,100 1,112
4 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,050 1,060
4 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,000 1,008
City of Galveston Wharves & Terminal Revenue AMT , Series A , 5 .50% , 8/1/41 , Continuously
Callable @100 ..................................................... 500 544
City of Houston Airport System Revenue AMT , Series B , 5 .50% , 7/15/38 , Continuously
Callable @100 ..................................................... 3,000 3,241
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 2,300 2,303
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 5,615 5,621
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 5,345 5,350
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 2,150 2,152
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,575 1,576
City of Laredo Waterworks & Sewer System Revenue
4 .00% , 3/1/32 , Continuously Callable @100 ............................... 740 746
4 .00% , 3/1/33 , Continuously Callable @100 ............................... 1,000 1,008
4 .00% , 3/1/34 , Continuously Callable @100 ............................... 1,000 1,008
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,500 1,511
Clifton Higher Education Finance Corp. Revenue
Series A , 4 .00% , 8/15/38 , Continuously Callable @100 ........................ 1,085 1,100
Series A , 4 .00% , 8/15/39 , Continuously Callable @100 ........................ 1,130 1,138
Series A , 4 .00% , 8/15/40 , Continuously Callable @100 ........................ 1,180 1,181
Series A , 4 .00% , 8/15/41 , Continuously Callable @100 ........................ 1,225 1,216
Series A , 4 .00% , 8/15/42 , Continuously Callable @100 ........................ 1,035 1,016
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/33 , Continuously Callable @100 ............................... 2,130 2,163
4 .00% , 8/15/34 , Continuously Callable @100 ............................... 2,275 2,307
4 .00% , 8/15/35 , Continuously Callable @100 ............................... 2,375 2,404
4 .00% , 8/15/36 , Continuously Callable @100 ............................... 3,710 3,745
4 .00% , 8/15/37 , Continuously Callable @100 ............................... 3,860 3,882
4 .00% , 8/15/38 , Continuously Callable @100 ............................... 4,015 4,023
4 .00% , 8/15/39 , Continuously Callable @100 ............................... 4,305 4,285
Series A , 4 .00% , 8/15/32 , Continuously Callable @100 ........................ 1,300 1,306
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.) ,
4 .13% , 2/15/49 , Continuously Callable @100 ............................... 1,000 963
EP Cimarron Ventanas PFC Revenue , 4 .13% , 12/1/39 , Continuously Callable @100 ....... 2,000 1,962
EP Essential Housing WF PFC Revenue , 4 .25% , 12/1/34 , Continuously Callable @100 ..... 1,150 1,153
Grayson County Junior College District, GO , 4 .00% , 2/15/49 , Continuously Callable @100 .. 1,350 1,288

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/28 ,
Continuously Callable @100 ........................................... $ 1,150 $ 1,148
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance
Co.)
5 .00% , 3/1/30 , Continuously Callable @100 ............................... 750 751
5 .00% , 3/1/31 , Continuously Callable @100 ............................... 2,030 2,032
5 .00% , 3/1/32 ..................................................... 2,500 2,500
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America
Mutual Assurance Co.)
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 1,215 1,226
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,380 1,392
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 2,000 2,017
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 1,500 1,513
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 2,680 2,703
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 5,405 5,407
Mesquite Health Facilities Development Corp. Revenue
5 .00% , 2/15/26 (h) .................................................. 1,049 12
0.00%, 2/15/35 , Continuously Callable @100 (h) ............................ 364 4
New Hope Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/1/31 , Continuously Callable @102 ............................... 1,000 1,021
4 .00% , 11/1/36 , Continuously Callable @102 ............................... 1,475 1,505
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 (h) ...................... 7,500 7,455
Newark Higher Education Finance Corp. Revenue
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 1,635 1,647
4 .00% , 4/1/33 , Continuously Callable @100 ............................... 2,000 2,012
4 .00% , 4/1/34 , Continuously Callable @100 ............................... 4,470 4,491
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,650 1,654
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 2,150 2,150
North East Texas Regional Mobility Authority Revenue
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 7,000 7,047
Series B , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 5,485 5,543
North Texas Tollway Authority Revenue
Series A , 4 .00% , 1/1/43 , Continuously Callable @100 ......................... 14,120 13,881
Series A , 4 .00% , 1/1/44 , Continuously Callable @100 ......................... 1,085 1,067
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.) , Series 1 , 1/1/29 (d) . 20,000 17,803
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 2,000 2,022
Series B , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,695 1,710
Permanent University Fund - University of Texas System Revenue
Series B , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,230 2,243
Series B , 5 .00% , 7/1/33 .............................................. 3,250 3,268
Series B , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,500 2,513
Port of Port Arthur Navigation District Revenue
Series A , 1 .20% , 4/1/40 , Continuously Callable @100 (g) ...................... 18,650 18,650
Series B , 1 .20% , 4/1/40 , Continuously Callable @100 (g) ...................... 12,860 12,860
Series C , 1 .30% , 4/1/40 , Continuously Callable @100 (g) ...................... 14,500 14,500
San Antonio Education Facilities Corp. Revenue
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 700 652
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 1,000 879
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 895 777
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/30 , Continuously Callable @100 .............................. 2,145 2,199
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 2,250 2,303
5 .00% , 11/15/32 , Continuously Callable @100 .............................. 2,365 2,420
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,175 2,202
5 .00% , 10/1/44 , Continuously Callable @103 ............................... 1,200 1,260
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/30 .......... 9,835 10,440
Texas Private Activity Bond Surface Transportation Corp. Revenue
4 .00% , 6/30/38 , Continuously Callable @100 ............................... 3,300 3,330
4 .00% , 12/31/38 , Continuously Callable @100 .............................. 3,850 3,873
4 .00% , 6/30/39 , Continuously Callable @100 ............................... 2,150 2,159

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Town of Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured
Guaranty Municipal Corp.) , 5 .00% , 6/1/33 , Continuously Callable @100 ........... $ 6,960 $ 6,987
306,447
Utah (0.1%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/36 , Continuously Callable @103 ....................... 1,045 990
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 1,000 909
1,899
Vermont (0.4%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/37 , Continuously Callable @103 ............................... 4,190 4,016
Series B , 4 .00% , 5/1/33 , Continuously Callable @103 ......................... 3,950 3,865
Vermont Educational & Health Buildings Financing Agency Revenue
5 .75% , 10/1/43 , Continuously Callable @100 (c) ............................. 3,000 2,795
Series A , 5 .00% , 12/1/36 , Continuously Callable @100 ........................ 2,500 2,533
13,209
Virgin Islands (0.2%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/30 , Continuously Callable
@100 (c) ......................................................... 6,500 6,533
Virginia (1.0%):
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,175 1,187
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,205 1,205
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/33 , Continuously Callable @100 ............................... 750 762
5 .00% , 6/15/34 , Continuously Callable @100 ............................... 2,620 2,661
5 .00% , 6/15/35 , Continuously Callable @100 ............................... 1,930 1,959
Virginia College Building Authority Revenue , 4 .00% , 2/1/36 , Continuously Callable @100 .. 3,000 3,039
Virginia Housing Development Authority Revenue
Series D , 4 .65% , 1/1/50 , Continuously Callable @100 ........................ 2,000 2,001
Series E , 4 .63% , 7/1/50 , Continuously Callable @100 ......................... 1,250 1,251
Series H , 4 .63% , 12/1/49 , Continuously Callable @100 ........................ 1,200 1,202
Virginia Small Business Financing Authority Revenue
Series A , 4 .00% , 1/1/37 , Continuously Callable @103 ......................... 500 497
Series A , 4 .00% , 1/1/38 , Continuously Callable @103 ......................... 6,000 5,897
Series A , 4 .00% , 1/1/39 , Continuously Callable @103 ......................... 7,000 6,803
Series A , 4 .50% , 12/1/44 , Continuously Callable @102 ........................ 1,850 1,831
30,295
Washington (1.4%):
County of Spokane Airport Revenue AMT , Series B , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 8,000 8,457
King County Public Hospital District No. 2, GO , 5 .25% , 12/1/45 , Continuously Callable @100 2,500 2,762
Port of Seattle Revenue AMT , Series B , 5 .25% , 7/1/49 , Continuously Callable @100 ...... 4,000 4,267
Skagit County Public Hospital District No. 1 Revenue
5 .50% , 12/1/38 , Continuously Callable @100 ............................... 300 331
5 .50% , 12/1/39 , Continuously Callable @100 ............................... 500 550
5 .50% , 12/1/40 , Continuously Callable @100 ............................... 500 548
5 .50% , 12/1/41 , Continuously Callable @100 ............................... 325 355
5 .50% , 12/1/42 , Continuously Callable @100 ............................... 300 326
5 .50% , 12/1/43 , Continuously Callable @100 ............................... 500 541
5 .50% , 12/1/44 , Continuously Callable @100 ............................... 450 484
Washington Health Care Facilities Authority Revenue
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 2,355 2,430
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 1,775 1,814
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 2,250 2,319
5 .00% , 8/15/36 , Continuously Callable @100 ............................... 2,500 2,550
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 3,125 3,046
5 .00% , 8/15/37 , Continuously Callable @100 ............................... 2,400 2,444
4 .00% , 12/1/45 , Continuously Callable @100 (c) ............................. 2,080 1,968
Washington State Housing Finance Commission Revenue
5 .88% , 7/1/43 , Continuously Callable @103 (c) ............................. 1,000 1,099
Series A , 5 .00% , 7/1/38 , Continuously Callable @103 ......................... 1,590 1,686
Series A , 5 .00% , 7/1/43 , Continuously Callable @103 ......................... 3,225 3,350

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A-1 , 3 .50% , 12/20/35 ........................................... $ 2,547 $ 2,427
43,754
West Virginia (0.8%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/35 , Continuously Callable @100 ............................... 2,920 3,009
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 2,065 2,123
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,064
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,029
Series A , 5 .00% , 6/1/33 , Continuously Callable @100 ......................... 1,850 1,916
Series A , 5 .00% , 6/1/34 , Continuously Callable @100 ......................... 2,970 3,076
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,405 2,489
Series A , 4 .13% , 6/1/42 , Continuously Callable @100 ......................... 5,000 5,022
Series B , 5 .75% , 9/1/43 , Continuously Callable @100 ......................... 4,000 4,439
25,167
Wisconsin (2.2%):
Public Finance Authority Revenue
3 .00% , 4/1/25 (c) ................................................... 5 5
3 .00% , 4/1/25 (c) ................................................... 115 115
4 .00% , 3/1/29 (c) ................................................... 890 866
4 .00% , 6/15/29 , Continuously Callable @100 (c) ............................. 195 192
4 .00% , 9/1/29 , Continuously Callable @103 (c) ............................. 1,250 1,245
4 .00% , 3/1/30 (c) ................................................... 950 916
4 .00% , 3/1/34 , Continuously Callable @100 (c) ............................. 3,520 3,273
5 .00% , 4/1/35 , Continuously Callable @100 ............................... 785 830
5 .25% , 5/15/37 , Continuously Callable @102 (c) ............................. 1,000 1,007
5 .00% , 6/15/39 , Continuously Callable @100 (c) ............................. 410 411
5 .00% , 9/1/39 , Continuously Callable @103 (c) ............................. 2,230 2,260
5 .00% , 1/1/40 , Continuously Callable @100 ............................... 3,500 3,630
5 .00% , 4/1/40 , Continuously Callable @100 (c) ............................. 1,080 1,100
5 .00% , 4/1/40 , Pre-refunded 4/1/30 @ 100 (c) ............................... 95 105
4 .00% , 1/1/42 , Continuously Callable @103 ............................... 1,150 1,101
4 .00% , 4/1/42 , Continuously Callable @100 (c) ............................. 900 830
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 4,185 4,274
6 .63% , 7/1/43 , Continuously Callable @100 (c) ............................. 485 507
5 .00% , 1/1/45 , Continuously Callable @100 ............................... 3,275 3,356
4 .75% , 7/1/45 , Continuously Callable @100 (c) ............................. 300 284
5 .25% , 11/15/50 , Continuously Callable @103 .............................. 1,000 1,049
5 .75% , 12/1/54 , Continuously Callable @100 (c) ............................. 1,000 1,021
Series A , 5 .25% , 10/1/38 , Continuously Callable @100 ........................ 3,250 3,275
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 770 702
Series A , 5 .00% , 11/15/41 , Continuously Callable @103 ....................... 4,680 4,827
Series A , 5 .50% , 7/1/43 , Continuously Callable @100 (c) ....................... 2,000 2,137
Series A , 6 .38% , 7/1/43 , Continuously Callable @103 (c) ....................... 300 316
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 2,750 2,504
Series A-1 , 4 .00% , 7/1/41 , Continuously Callable @100 (c) ..................... 675 621
Series D , 4 .05% , 11/1/30 , Continuously Callable @100 ........................ 1,500 1,507
University of Wisconsin Hospitals & Clinics Revenue , Series A , 4 .00% , 4/1/44 , Continuously
Callable @100 ..................................................... 1,300 1,270
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/27 ..................................................... 360 359
4 .00% , 1/1/28 , Continuously Callable @103 ............................... 370 366
4 .00% , 1/1/29 , Continuously Callable @103 ............................... 390 382
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 405 393
4 .00% , 1/1/37 , Continuously Callable @103 ............................... 1,460 1,357
4 .00% , 3/15/40 , Continuously Callable @100 ............................... 750 713
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 850 682
Series A , 4 .00% , 11/15/36 , Continuously Callable @100 ....................... 9,830 9,837
Series A , 4 .38% , 11/1/39 , Continuously Callable @100 ........................ 5,000 5,140
Series B , 4 .00% , 9/15/36 , Continuously Callable @103 ........................ 530 515
Series B , 4 .00% , 9/15/41 , Continuously Callable @103 ........................ 510 472
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4 .00% , 2/15/35 , Continuously Callable @100 ............................... 500 506

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 2/15/37 , Continuously Callable @100 ............................... $ 1,000 $ 1,007
67,265
Wyoming (0.1%):
Wyoming Community Development Authority Revenue , Series 1 , 4 .85% , 12/1/50 ,
Continuously Callable @100 ........................................... 1,440 1,484
Total Municipal Bonds (Cost $3,099,768)
a
a
a
3,043,750
Total Investments (Cost $3,099,768) — 99.6% 3,043,750
Other assets in excess of liabilities —  0.4% 12,183
NET ASSETS - 100.00% $ 3,055,933
(a) Put Bond.
(b) Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2025.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2025, the fair value of these securities was
$147,674 (thousands) and amounted to 4.8% of net assets.
(d) Zero-coupon bond.
(e) Amount represents less than 0.05% of net assets.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
February 28, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Tax Exempt
Intermediate-Term
Fund
Assets:
Investments, at value (Cost $3,099,768) $ 3,043,750
Cash 3,031
Receivables:
Interest 33,845
Capital shares issued 1,075
From Adviser 75
Prepaid expenses 21
Total Assets 3,081,797
Liabilities:
Payables:
Distributions 359
Investments purchased 21,729
Capital shares redeemed 2,542
Accrued expenses and other payables:
Investment advisory fees 652
Administration fees 328
Custodian fees 2
Transfer agent fees 142
Compliance fees 2
Trustees' fees 1
12b-1 fees 3
Other accrued expenses 104
Total Liabilities 25,864
Commitments and contingencies (Note 4 )
Net Assets:
Capital 3,275,815
Total accumulated earnings (loss) (219,882)
Net Assets $ 3,055,933
Net Assets:
Fund Shares $ 2,471,290
Institutional Shares 554,800
Class A 29,843
Total $ 3,055,933
Shares (unlimited number of shares authorized with no par value):
Fund Shares 195,511
Institutional Shares 43,905
Class A 2,361
Total 241,777
Net asset value, offering and redemption price per share:(a)
Fund Shares $ 12 .64
Institutional Shares 12 .64
Class A 12 .64
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 12 .93
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Tax Exempt
Intermediate-Term
Fund
Investment Income:
Interest $ 118,865
Total Income 118,865
Expenses:
Investment advisory fees 8,628
Administration fees — Fund Shares 3,767
Administration fees — Institutional Shares 584
Administration fees — Class A 40
Sub-Administration fees 30
12b-1 fees — Class A 66
Custodian fees 126
Transfer agent fees — Fund Shares 914
Transfer agent fees — Institutional Shares 610
Transfer agent fees — Class A 28
Trustees' fees 47
Compliance fees 26
Legal and audit fees 68
State registration and filing fees 136
Other expenses 242
Total Expenses 15,312
Less fees paid indirectly (125)
Expenses waived/reimbursed by Adviser (480)
Net Expenses 14,707
Net Investment Income (Loss) 104,158
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 3,095
Net change in unrealized appreciation/depreciation on investment securities 15,084
Net realized/unrealized gains (losses) on investments 18,179
Change in net assets resulting from operations $ 122,337

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Intermediate-
Term Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 104,158 $ 117,494
Net realized gains (losses) 3,095 4,201
Net change in unrealized appreciation/depreciation 15,084 48,483
Change in net assets resulting from operations 122,337 170,178
Distributions to Shareholders:
Fund Shares (83,694) (94,154)
Institutional Shares (19,656) (23,663)
Class A (820) (732)
Change in net assets resulting from distributions to shareholders (104,170) (118,549)
Change in net assets resulting from capital transactions (163,109) (631,871)
Change in net assets (144,942) (580,242)
Net Assets:
Beginning of period 3,200,875 3,781,117
End of period $ 3,055,933 $ 3,200,875

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Intermediate-
Term Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 293,588 $ 243,920
Distributions reinvested 74,086 84,021
Cost of shares redeemed (468,890) (790,437)
Total Fund Shares $ (101,216) $ (462,496)
Institutional Shares
Proceeds from shares issued $ 130,330 $ 163,716
Distributions reinvested 18,585 22,332
Cost of shares redeemed (217,083) (353,925)
Total Institutional Shares $ (68,168) $ (167,877)
Class A
Proceeds from shares issued $ 10,844 $ 5,810
Distributions reinvested 745 649
Cost of shares redeemed (5,314) (7,957)
Total Class A $ 6,275 $ (1,498)
Change in net assets resulting from capital transactions $ (163,109) $ (631,871)
Share Transactions:
Fund Shares
Issued 23,329 19,605
Reinvested 5,896 6,787
Redeemed (37,312) (63,751)
Total Fund Shares (8,087) (37,359)
Institutional Shares
Issued 10,370 13,215
Reinvested 1,479 1,805
Redeemed (17,272) (28,753)
Total Institutional Shares (5,423) (13,733)
Class A
Issued 861 469
Reinvested 59 52
Redeemed (422) (643)
Total Class A 498 (122)
Change in Shares (13,012) (51,214)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
31
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Fund Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $12.56 $12.36 $13.00 $13.85 $13.33 $13.37
Investment Activities:
Net investment income (loss)(b) 0.42 0.41 0.35 0.33 0.37 0.38
Net realized and unrealized gains (losses) 0.08 0.20 (0.64) (0.85) 0.52 (0.03)
Total from Investment Activities 0.50 0.61 (0.29) (0.52) 0.89 0.35
Distributions to Shareholders from:
Net investment income (0.42) (0.41) (0.35) (0.33) (0.37) (0.39)
Total Distributions (0.42) (0.41) (0.35) (0.33) (0.37) (0.39)
Net Asset Value, End of Period $12.64 $12.56 $12.36 $13.00 $13.85 $13.33
Total Return(c)(d) 4.05% 5.04% (2.19)% (3.86)% 6.72% 2.56%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.48%(i) 0.49%(i) 0.49% 0.53% 0.50% 0.49%
Net Investment Income (Loss)(e) 3.33% 3.29% 3.10% 2.39% 2.69% 2.82%
Gross Expenses(e)(h) 0.48%(i) 0.50%(i) 0.49% 0.53% 0.50% 0.49%
Supplemental Data:
Net Assets at end of period (000's) $2,471,290 $2,557,919 $2,977,555 $3,670,223 $4,059,780 $4,788,060
Portfolio Turnover(c)(j) 13% 8% 11% 13% 23% 26%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Institutional Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $12.56 $12.35 $13.00 $13.85 $13.57
Investment Activities:
Net investment income (loss)(c) 0.42 0.41 0.36 0.34 0.27
Net realized and unrealized gains (losses) 0.08 0.21 (0.65) (0.85) 0.29
Total from Investment Activities 0.50 0.62 (0.29) (0.51) 0.56
Distributions to Shareholders from:
Net investment income (0.42) (0.41) (0.36) (0.34) (0.28)
Total Distributions (0.42) (0.41) (0.36) (0.34) (0.28)
Net Asset Value, End of Period $12.64 $12.56 $12.35 $13.00 $13.85
Total Return(d)(e) 4.08% 5.16% (2.24)% (3.78)% 4.15%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.44%( i ) 0.46%( i ) 0.46% 0.44% 0.44%
Net Investment Income (Loss)(f) 3.37% 3.32% 3.13% 2.47% 2.61%
Gross Expenses(f )(h) 0.51%( i ) 0.53%( i ) 0.52% 0.54% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $554,800 $619,555 $779,029 $1,020,822 $996,601
Portfolio Turnover(d)(j) 13% 8% 11% 13% 23%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Class A
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $12.56 $12.36 $13.00 $13.85 $13.33 $13.36
Investment Activities:
Net investment income (loss)(b) 0.39 0.38 0.33 0.30 0.33 0.35
Net realized and unrealized gains (losses) 0.08 0.20 (0.65) (0.86) 0.52 (0.03)
Total from Investment Activities 0.47 0.58 (0.32) (0.56) 0.85 0.32
Distributions to Shareholders from:
Net investment income (0.39) (0.38) (0.32) (0.29) (0.33) (0.35)
Total Distributions (0.39) (0.38) (0.32) (0.29) (0.33) (0.35)
Net Asset Value, End of Period $12.64 $12.56 $12.36 $13.00 $13.85 $13.33
Total Return (excludes sales charge)(c)(d) 3.80% 4.79% (2.41)% (4.10)% 6.46% 2.37%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.71%(i) 0.74%(i) 0.74% 0.78% 0.75% 0.75%
Net Investment Income (Loss)(e) 3.11% 3.05% 2.85% 2.14% 2.43% 2.57%
Gross Expenses(e)(h) 0.86%(i) 0.89%(i) 0.87% 0.87% 0.86% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $29,843 $23,401 $24,533 $28,588 $23,934 $25,265
Portfolio Turnover(c)(j) 13% 8% 11% 13% 23% 26%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
34
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Tax Exempt Intermediate-Term Fund Tax Exempt Intermediate-Term Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
35
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
Tax Exempt Intermediate-Term Fund
Municipal Bonds .............................................. $ — $ 3,043,750 $ — $ 3,043,750
Total ....................................................... $ — $ 3,043,750 $ — $ 3,043,750

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
36
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Intermediate Municipal Debt Funds Index. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Intermediate-Term Fund ............................................................ $ 399,035 $ 537,411
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Intermediate-Term Fund Fund Shares
Institutional
Shares Class A
in thousands $ (101) $ —(a) $ (10)
as annual % rate (—)%(b) —% (0.04)%
(a) There was no performance adjustment for Institutional Shares.
(b) Rounds to less than 0.01%.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
37
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Intermediate Municipal Debt Funds Index. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Intermediate-Term Fund ............................................................ $ 399,035 $ 537,411
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Intermediate-Term Fund Fund Shares
Institutional
Shares Class A
in thousands $ (101) $ —(a) $ (10)
as annual % rate (—)%(b) —% (0.04)%
(a) There was no performance adjustment for Institutional Shares.
(b) Rounds to less than 0.01%.
allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 28, 2025, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 28, 2025, the
Distributor received $2 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 28, 2025, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
In effect until June 30, 2025
Fund Shares
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.75%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Tax Exempt Intermediate-Term Fund ........................... $ 99 $ 620 $ 576 $ 480 $ 1,775

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
38
* Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
39
that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to defaulted bond ad-
justments and market discount.
During the tax year ended February 28, 2025, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of February 28, 2025, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Year Ended February 28, 2025
Distributions Paid
From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Intermediate-Term Fund ............................. $ 33 $ 33 $ 104,137 $ 104,170
Year Ended February 29, 2024
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Intermediate-Term Fund .......................................................... $ 118,549 $ 118,549
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Tax Exempt Intermediate-Term Fund . $ 8,572 $ (7,663) $ 909 $ (164,740) $ (56,051) $ (219,882)
Amount
Tax Exempt Intermediate-Term Fund ....................................................................... $ (3,083)
Short-Term
Amount
Long-Term
Amount Total
Tax Exempt Intermediate-Term Fund ........................................ $ (76,986) $ (87,754) $ (164,740)

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
40
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Tax Exempt Intermediate-Term Fund ...................... $ 3,099,801 $ 22,436 $ (78,487) $ (56,051)

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Tax Exempt Intermediate-Term Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Tax Exempt Intermediate-Term Fund (the “Fund”) (one of the
funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February 28, 2023 and each of the three years in the period ended March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February
28, 2023 and each of the three years in the period ended March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
42
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 28, 2025, the Fund designated tax-exempt distributions in the amount of $104,137 thousand.

Victory Portfolios III

(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Tax Exempt Intermediate-Term Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
44
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the median of its expense group and was equal to the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were equal to the median of its expense group and were below the median of its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three- five- and ten-year periods ended June 30, 2024, was above its Lipper index for the one-, five- and ten-year periods ended June 30, 2024, and was below its Lipper index for the three-year period ended
June 30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability –The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits –The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
45
(Unaudited)
maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40857-0425

February 28, 2025
Annual: Full Financials
Victory Tax Exempt Long-Term Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
17
Statement of Operations
18
Statements of Changes in Net Assets
19
Financial Highlights
21
Notes to Financial Statements (Form N-CSR Item 7) 24
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 31
Supplemental Information (Unaudited)
Additional Information
32
Advisory Contract Approval (Form N-CSR Item 11)
33

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Tax Exempt Long-Term Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.0%)
Alabama (0.8%):
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ $ 1,000 $ 1,077
DCH Healthcare Authority Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 .. 4,000 3,503
Homewood Educational Building Authority Revenue
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 4,500 4,464
Series A , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 3,000 2,498
Mobile County IDA Revenue AMT
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 ......................... 500 507
Series B , 4 .75% , 12/1/54 , Continuously Callable @100 ........................ 1,000 985
13,034
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue , Series A , 4 .00% , 6/1/50 , Continuously
Callable @100 ..................................................... 1,000 893
Arizona (2.3%):
Arizona IDA Revenue
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 600 611
Series F , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,725 1,731
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee
Corp.)
Series B , 5 .50% , 7/1/29 .............................................. 1,000 1,116
Series B , 5 .50% , 7/1/30 .............................................. 1,500 1,706
Maricopa County IDA Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 1,600 1,604
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 856
Pinal County Electric District No. 3 Revenue , 4 .00% , 7/1/41 , Continuously Callable @100 .. 10,000 9,970
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (a) ............. 3,000 3,054
Tempe IDA Revenue , Series A , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 2,500 2,254
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (a) ............................. 2,500 2,034
Series A , 6 .88% , 11/15/52 , Continuously Callable @103 (a) ..................... 3,750 4,064
The County of Yavapai IDA Revenue , 4 .00% , 8/1/43 , Continuously Callable @100 ........ 1,725 1,648
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 1,200 1,200
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 5,974
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,250 1,266
39,088
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (b) ......................................................... 1,000 890
7/1/29 (b) ......................................................... 1,165 998
7/1/30 (b) ......................................................... 1,150 945
7/1/36 (b) ......................................................... 2,500 1,555
4,388
California (4.9%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 3,000 2,999
California Health Facilities Financing Authority Revenue , 5 .00% , 11/15/56 , Continuously
Callable @100 ..................................................... 1,000 1,016
Cerritos Community College District, GO
Series D , 8/1/31 (b) .................................................. 1,000 836
Series D , 8/1/32 (b) .................................................. 2,500 1,961
Series D , 8/1/33 (b) .................................................. 2,175 1,701
Series D , 8/1/34 (b) .................................................. 1,000 754
Series D , 8/1/35 (b) .................................................. 1,500 1,089
Series D , 8/1/36 (b) .................................................. 2,200 1,531
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series D , 8/1/41 (b) .................................................. 8,500 4,366
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
6/1/42 (b) ......................................................... 10,000 4,923
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/35 ,
Continuously Callable @100 ........................................... 1,440 1,442

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Los Alamitos Unified School District Certificate of Participation
5 .95% , 8/1/34 , Continuously Callable @100 (c) ............................. $ 1,200 $ 1,323
6 .05% , 8/1/42 , Continuously Callable @100 (c) ............................. 4,000 4,468
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2024-DBE-8152 , 1 .30% , 7/1/54 , Continuously Callable @100 (a) (d) .......... 500 500
Paramount Unified School District, GO
8/1/34 (b) ......................................................... 1,860 1,322
8/1/35 (b) ......................................................... 2,000 1,363
8/1/36 (b) ......................................................... 2,750 1,885
8/1/37 (b) ......................................................... 2,750 1,795
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America
Mutual Assurance Co.)
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 2,560 2,562
Series A , 5 .00% , 3/1/40 , Continuously Callable @100 ......................... 2,000 2,002
San Diego Public Facilities Financing Authority Revenue , Series A , 5 .00% , 10/15/44 ,
Continuously Callable @100 ........................................... 2,500 2,517
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G , 8/1/36 (b) .................................................. 13,605 9,194
Series G , 8/1/37 (b) .................................................. 14,285 9,177
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 4/1/29 (b) ........................................... 15,000 12,596
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series D ,
8/1/34 (b) ......................................................... 8,885 6,563
The El Camino Community College District Foundation, GO
Series C , 8/1/34 (b) .................................................. 3,000 2,173
Series C , 8/1/38 (b) .................................................. 3,000 1,887
83,945
Colorado (2.0%):
Colorado Educational & Cultural Facilities Authority Revenue
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 567
5 .00% , 4/1/53 , Continuously Callable @100 ............................... 750 754
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 3,000 2,845
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 637
Series A , 4 .00% , 12/1/48 , Continuously Callable @100 ........................ 2,500 2,207
Colorado Health Facilities Authority Revenue
5 .50% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,097
Series A , 4 .00% , 8/1/44 , Continuously Callable @100 ......................... 2,070 1,944
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 7,250 6,216
Denver Health & Hospital Authority Revenue , Series A , 4 .00% , 12/1/40 , Continuously
Callable @100 ..................................................... 750 701
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 9/1/35 , Continuously Callable @64 (b) ............................. 10,000 6,036
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 3,500 3,513
Series A , 5 .00% , 12/1/51 , Continuously Callable @100 ........................ 2,000 2,003
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 4,000 4,089
Southlands Metropolitan District No. 1, GO , Series A-1 , 5 .00% , 12/1/47 , Continuously
Callable @100 ..................................................... 1,000 967
33,576
Connecticut (0.5%):
Connecticut State Health & Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 3,000 3,203
Series A , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 3,000 2,665
Series U , 4 .00% , 7/1/52 , Continuously Callable @100 ........................ 3,000 2,840
8,708
District of Columbia (0.1%):
District of Columbia Revenue
5 .00% , 7/1/49 , Continuously Callable @100 ............................... 1,275 1,289
5 .00% , 7/1/54 , Continuously Callable @100 ............................... 1,140 1,148
2,437

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Florida (8.2%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/46 , Continuously Callable
@103 ........................................................... $ 700 $ 620
Capital Projects Finance Authority Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 .. 1,250 1,197
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @100 (a) ....... 1,750 1,842
City of Atlantic Beach Revenue
Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ....................... 2,000 1,976
Series B , 5 .63% , 11/15/43 , Continuously Callable @100 ....................... 7,000 7,008
City of Jacksonville Revenue , 4 .00% , 11/1/45 , Continuously Callable @100 ............. 2,500 2,272
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 8,000 6,687
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 2,895 2,416
City of Venice Revenue , Series A , 5 .50% , 1/1/55 , Continuously Callable @103 (a) ......... 755 768
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT , Series A , 5 .25% ,
9/1/54 , Continuously Callable @100 ..................................... 2,000 2,109
County of Lee Airport Revenue AMT , 5 .25% , 10/1/54 , Continuously Callable @100 ....... 2,500 2,627
County of Miami Dade Fl Aviation Revenue AMT , Series A , 5 .50% , 10/1/55 , Continuously
Callable @100 ..................................................... 1,000 1,075
County of Miami-Dade Rickenbacker Causeway Revenue , 5 .00% , 10/1/43 , Continuously
Callable @100 ..................................................... 1,750 1,752
County of Miami-Dade Water & Sewer System Revenue , Series B , 4 .00% , 10/1/44 ,
Continuously Callable @100 ........................................... 21,500 20,944
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 9/1/48 ,
Continuously Callable @100 ........................................... 1,000 1,046
Escambia County Health Facilities Authority Revenue
4 .00% , 8/15/45 , Continuously Callable @100 ............................... 6,265 5,773
4 .00% , 8/15/50 , Continuously Callable @100 ............................... 5,050 4,495
Florida Development Finance Corp. Revenue
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 600 546
4 .00% , 2/1/52 , Continuously Callable @100 ............................... 4,000 3,373
4 .00% , 7/1/55 , Continuously Callable @100 ............................... 500 420
Series A , 5 .00% , 6/15/55 , Continuously Callable @100 ........................ 1,500 1,498
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 3/1/44 , Continuously Callable @100 ............................... 4,280 3,250
4 .00% , 10/1/44 , Continuously Callable @100 ............................... 1,400 1,254
5 .00% , 3/1/49 , Continuously Callable @100 ............................... 1,250 907
4 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,150 988
4 .13% , 12/1/54 , Continuously Callable @100 ............................... 1,000 927
Lee County IDA Revenue
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 12,350 12,295
Series 2019A-1 , 4 .00% , 4/1/49 , Continuously Callable @100 ................... 4,500 4,136
Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........................ 1,000 956
Series C , 5 .00% , 11/15/54 , Continuously Callable @103 ....................... 2,000 2,026
Miami Beach Health Facilities Authority Revenue , 4 .00% , 11/15/51 , Continuously Callable
@100 ........................................................... 2,500 2,277
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 5,000 5,006
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 5,000 5,013
Miami-Dade County Health Facilities Authority Revenue , 4 .00% , 8/1/47 , Continuously
Callable @100 ..................................................... 2,000 1,897
Orange County Health Facilities Authority Revenue , Series B , 4 .00% , 10/1/45 , Continuously
Callable @100 ..................................................... 1,500 1,457
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 2,070 1,774
Palm Beach County Health Facilities Authority Revenue
5 .00% , 11/15/45 , Continuously Callable @103 .............................. 150 152
5 .00% , 5/15/47 , Continuously Callable @100 ............................... 5,000 4,977
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 250 254
Series B , 5 .00% , 11/15/42 , Continuously Callable @103 ....................... 1,000 1,029
Polk County IDA Revenue
5 .00% , 1/1/49 , Continuously Callable @103 ............................... 1,000 976
5 .00% , 1/1/55 , Continuously Callable @103 ............................... 1,000 949

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/48 , Continuously Callable
@103 ........................................................... $ 1,835 $ 1,805
Sarasota County Public Hospital District Revenue , 4 .00% , 7/1/52 , Continuously Callable
@100 ........................................................... 5,000 4,518
St. Johns County IDA Revenue , 4 .00% , 8/1/55 , Continuously Callable @103 ............ 6,000 5,145
Tampa Housing Authority Revenue , 4 .85% , 7/1/36 , Callable 4/1/25 @ 100 .............. 2,200 2,202
Volusia County Educational Facility Authority Revenue , Series B , 5 .00% , 10/15/45 , Pre-
refunded  4/15/25 @ 100 ............................................. 2,000 2,005
138,619
Georgia (1.6%):
Columbia County Hospital Authority Revenue , Series A , 5 .13% , 4/1/53 , Continuously Callable
@100 ........................................................... 1,000 1,047
Crisp County Hospital Authority Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 .... 3,000 2,773
Development Authority of Floyd County Revenue , Series GA , 1 .20% , 9/1/26 , Continuously
Callable @100 (d) ................................................... 2,900 2,900
Gainesville & Hall County Hospital Authority Revenue , 4 .00% , 2/15/45 , Continuously
Callable @100 ..................................................... 13,000 12,465
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,501
Main Street Natural Gas, Inc. Revenue , Series A , 5 .00% , 5/15/49 ..................... 3,000 3,166
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 1,100 1,023
Private Colleges & Universities Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 1,700 1,593
26,468
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT , Series A , 5 .25% , 7/1/51 , Continuously
Callable @100 ..................................................... 1,750 1,861
Illinois (12.3%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .75% , 4/1/48 ,
Continuously Callable @100 ........................................... 2,500 2,691
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/47 , Continuously Callable @100 ........................ 4,220 3,528
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 1,800 1,766
Chicago Midway International Airport Revenue
Series B , 5 .00% , 1/1/41 , Continuously Callable @100 ......................... 2,500 2,522
Series B , 5 .00% , 1/1/46 , Continuously Callable @100 ......................... 3,500 3,509
Chicago O'Hare International Airport Revenue , Series C , 5 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 5,000 5,103
Chicago Park District, GO
Series A , 5 .00% , 1/1/40 , Continuously Callable @100 ......................... 3,000 3,019
Series F-2 , 5 .00% , 1/1/40 , Continuously Callable @100 ....................... 1,125 1,185
City of Chicago Wastewater Transmission Revenue , Series A , 5 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 3,000 3,026
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 4,000 3,536
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
3/1/40 , Continuously Callable @100 ..................................... 3,000 3,000
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 9,500 9,687
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 7,750 8,018
County of Will, GO , 4 .00% , 11/15/47 , Continuously Callable @100 ................... 2,000 1,889
Illinois Finance Authority Revenue
5 .50% , 4/1/32 , Continuously Callable @100 ............................... 7,065 7,066
4 .00% , 3/1/38 , Continuously Callable @100 ............................... 2,000 2,001
5 .00% , 8/1/42 , Continuously Callable @100 ............................... 750 755
5 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,000 2,002
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 4,500 4,111
5 .00% , 8/1/47 , Continuously Callable @100 ............................... 750 751
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 2,000 2,009
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,250 1,279
5 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 1,023
5 .00% , 3/1/52 , Continuously Callable @100 ............................... 1,075 976
4 .00% , 10/1/55 , Continuously Callable @100 ............................... 2,000 1,693

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 2/1/33 , Continuously Callable @100 ......................... $ 6,000 $ 6,003
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 700 711
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 12,395 12,300
Series A , 5 .00% , 2/15/47 , Continuously Callable @100 ........................ 1,000 985
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 1,155 1,156
Series A , 5 .00% , 2/15/50 , Continuously Callable @100 ........................ 500 484
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,500 2,997
Series C , 4 .00% , 2/15/41 , Continuously Callable @100 ........................ 10,175 10,003
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ 320 327
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ 485 497
Series C , 4 .00% , 2/15/41 , Pre-refunded  2/15/27 @ 100 ........................ 20 20
Illinois State Toll Highway Authority Revenue , Series A , 4 .00% , 1/1/46 , Continuously Callable
@100 ........................................................... 4,000 3,854
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 9,500 9,733
Northern Illinois Municipal Power Agency Revenue , Series A , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 9,000 9,019
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.) , Series B ,
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 600 572
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
6 .50% , 7/1/30 ..................................................... 37,550 42,124
Sangamon County Water Reclamation District, GO
Series A , 4 .00% , 1/1/49 , Continuously Callable @100 ......................... 15,000 13,682
Series A , 5 .75% , 1/1/53 , Continuously Callable @100 ......................... 2,000 2,020
State of Illinois, GO
5 .50% , 5/1/39 , Continuously Callable @100 ............................... 2,275 2,477
Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ........................ 2,000 2,105
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 2/1/31 , Continuously Callable @100 ............................... 1,000 1,008
4 .00% , 2/1/32 , Continuously Callable @100 ............................... 1,000 1,006
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
12/1/46 , Continuously Callable @100 .................................... 10,000 10,110
209,338
Indiana (2.1%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 5,540 5,552
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 3,605 3,613
Indiana Finance Authority Revenue
5 .00% , 11/15/43 , Continuously Callable @103 .............................. 1,970 2,012
5 .00% , 11/15/48 , Continuously Callable @103 .............................. 3,895 3,943
5 .25% , 3/1/54 , Continuously Callable @100 ............................... 1,000 1,051
Series A , 5 .50% , 4/1/46 , Continuously Callable @100 ......................... 5,000 5,019
Series A , 4 .00% , 11/15/51 , Continuously Callable @100 ....................... 1,030 875
Series A , 5 .50% , 7/1/52 , Continuously Callable @100 ......................... 4,500 4,731
Series A , 5 .00% , 6/1/53 , Continuously Callable @100 ......................... 1,000 1,014
Indiana Housing & Community Development Authority Revenue , Series D-1 , 4 .75% , 7/1/54 ,
Continuously Callable @100 ........................................... 1,000 1,003
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 7,000 7,000
35,813
Iowa (0.5%):
Iowa Finance Authority Revenue , Series A , 5 .00% , 5/15/43 , Continuously Callable @100 ... 6,235 6,295
Iowa Higher Education Loan Authority Revenue , 5 .38% , 10/1/52 , Continuously Callable
@100 ........................................................... 1,000 1,033
Iowa Tobacco Settlement Authority Revenue , Series A-2 , 4 .00% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 907
8,235
Kansas (0.8%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 6/1/42 , Continuously Callable @100 (a) ....................... 2,500 2,506
City of Lawrence Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 ........ 5,000 5,047
City of Manhattan Revenue
Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ......................... 1,000 824
Series A , 4 .00% , 6/1/52 , Continuously Callable @103 ......................... 1,500 1,179

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
7
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (a) ......................................... $ 1,900 $ 1,977
Wyandotte County-Kansas City Unified Government Utility System Revenue , Series A , 5 .00% ,
9/1/45 , Continuously Callable @100 ..................................... 2,000 2,006
13,539
Kentucky (1.3%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... 1,000 1,017
City of Hazard Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 ................. 3,000 2,719
County of Boyle Revenue , Series A , 4 .50% , 6/1/53 , Continuously Callable @100 ......... 1,525 1,473
Kentucky Bond Development Corp. Revenue , 4 .00% , 6/1/51 , Continuously Callable @100 .. 1,070 941
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/46 , Continuously Callable @100 ........................ 5,500 4,459
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 3,000 3,047
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 500 501
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 2,000 2,041
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 6,000 6,022
22,220
Louisiana (3.6%):
City of Shreveport Water & Sewer Revenue
5 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,000 1,011
Series B , 5 .00% , 12/1/41 , Continuously Callable @100 ........................ 5,500 5,597
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/49 , Continuously Callable @100 .................................... 1,000 909
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series B , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,100 1,103
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 12/1/42 , Continuously Callable @100 ............................... 7,000 6,998
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , 3 .50% , 11/1/32 , Continuously Callable @100 ....................... 6,250 6,177
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,685 1,721
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 5,000 5,054
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 8,210 7,822
Louisiana Public Facilities Authority Revenue
4 .00% , 5/15/41 , Pre-refunded  5/15/26 @ 100 .............................. 15 15
4 .00% , 5/15/41 , Continuously Callable @100 ............................... 1,235 1,226
5 .00% , 5/15/46 , Continuously Callable @100 ............................... 5,000 5,045
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 400 404
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 2,000 2,018
Series A , 5 .00% , 11/1/45 , Pre-refunded 11/1/25 @ 100 ........................ 3,000 3,046
Series A , 4 .00% , 12/15/50 , Pre-refunded 12/15/27 @ 100 ...................... 30 31
Series A , 4 .00% , 12/15/50 , Continuously Callable @100 ....................... 970 917
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 9,000 8,109
New Orleans Aviation Board Revenue AMT , Series C-2 , 5 .25% , 1/1/51 , Continuously Callable
@100 ........................................................... 4,120 4,296
61,499
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 9,000 7,399
Maryland (0.1%):
State of Maryland Department of Transportation Revenue AMT , Series A , 5 .25% , 8/1/54 ,
Continuously Callable @100 ........................................... 2,000 2,133
Massachusetts (1.9%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 1,000
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 3,280 3,291
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,000 809
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,500 1,514

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
8
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... $ 2,000 $ 1,967
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 3,370 2,908
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,700 1,280
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... 975 840
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 3,000 3,000
Series E , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 957
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... 4,000 4,015
Series J2 , 5 .00% , 7/1/53 , Continuously Callable @100 ........................ 10,000 10,132
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 4 .00% , 10/1/45 , Continuously Callable @100 .................. 1,250 1,176
32,889
Michigan (2.8%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.)
Series B , 4 .00% , 2/1/41 , Continuously Callable @100 ......................... 2,000 1,986
Series B , 5 .00% , 2/1/46 , Continuously Callable @100 ......................... 2,900 2,924
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 2,500 2,624
Flint Hospital Building Authority Revenue , 4 .00% , 7/1/38 , Continuously Callable @100 .... 2,500 2,309
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program)
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 6,000 6,178
5 .00% , 5/1/48 , Continuously Callable @100 ............................... 3,000 3,071
Karegnondi Water Authority Revenue , 5 .00% , 11/1/45 , Continuously Callable @100 ....... 2,750 2,844
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 4,000 4,033
Michigan Finance Authority Revenue
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,030
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 5,000 4,735
4 .00% , 2/15/47 , Continuously Callable @100 ............................... 1,000 930
4 .00% , 2/15/50 , Continuously Callable @100 ............................... 2,000 1,823
4 .00% , 9/1/50 , Continuously Callable @100 ............................... 1,000 784
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 3,000 3,132
4 .00% , 11/1/55 , Continuously Callable @100 ............................... 4,000 3,708
Series A , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 3,000 2,697
Michigan State Building Authority Revenue , 4 .00% , 10/15/49 , Continuously Callable @100 . 2,500 2,369
47,177
Missouri (3.4%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 771
Series A , 6 .00% , 3/1/33 , Continuously Callable @101 ......................... 1,785 1,806
Hannibal IDA Revenue , 5 .00% , 10/1/47 , Continuously Callable @100 ................. 3,000 2,991
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 440 438
0.00%, 5/15/40 , Continuously Callable @103 (e) ............................. 5,510 3,475
4 .00% , 8/1/41 , Continuously Callable @100 ............................... 410 385
4 .00% , 2/1/48 , Continuously Callable @100 ............................... 10,000 8,872
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 1,000 872
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 1,000 1,049
Series A , 5 .00% , 2/1/42 , Continuously Callable @103 ......................... 3,500 3,565
Series A , 4 .00% , 2/15/54 , Continuously Callable @100 ........................ 2,500 2,256
Missouri Development Finance Board Revenue
4 .00% , 3/1/51 , Continuously Callable @100 ............................... 2,000 1,649
Series D , 4 .00% , 6/1/46 , Continuously Callable @100 ........................ 17,775 16,353
Missouri Housing Development Commission Revenue , Series A , 4 .65% , 11/1/55 , Continuously
Callable @100 ..................................................... 1,000 1,005
St. Louis County IDA Revenue
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,000 1,995
Series A , 5 .88% , 9/1/43 , Continuously Callable @100 ......................... 5,000 5,003
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 3,065 3,179
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @101 ..... 1,725 1,745
57,409

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
9
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Montana (0.3%):
City of Forsyth Revenue , Series A , 3 .90% , 3/1/31 , Continuously Callable @100 .......... $ 4,000 $ 4,000
Montana Facility Finance Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable @100 .. 1,000 941
4,941
Nebraska (1.6%):
Central Plains Energy Project Revenue , Series A , 5 .00% , 9/1/42 ...................... 13,665 14,888
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 3,400 3,404
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue , Series S ,
4 .00% , 1/1/49 , Continuously Callable @102 ............................... 7,500 6,598
Omaha Airport Authority Revenue AMT , 5 .25% , 12/15/54 , Continuously Callable @100 .... 1,500 1,597
26,487
Nevada (1.2%):
Carson City Revenue , 5 .00% , 9/1/47 , Continuously Callable @100 ................... 2,775 2,792
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 4,400 4,401
Series C , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 12,140 11,847
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,035
20,075
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 3,000 2,451
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 1,043
Series A , 5 .25% , 11/1/54 , Continuously Callable @100 ........................ 1,000 1,031
Series C , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 2,750 2,842
7,367
New Jersey (3.2%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .38% ,
11/15/52 , Continuously Callable @100 ................................... 1,000 1,071
New Jersey Economic Development Authority Revenue
4 .00% , 11/1/44 , Continuously Callable @100 ............................... 3,000 2,890
4 .00% , 6/15/49 , Continuously Callable @100 ............................... 4,000 3,806
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 3,000 3,052
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 5,000 5,239
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 3,500 3,622
Series WW , 5 .25% , 6/15/40 , Pre-refunded  6/15/25 @ 100 ...................... 2,835 2,855
Series WW , 5 .25% , 6/15/40 , Pre-refunded  6/15/25 @ 100 ...................... 165 166
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/42 , Continuously Callable @100 .......................... 1,200 1,220
New Jersey Educational Facilities Authority Revenue
Series B , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 5,000 5,112
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 3,000 2,316
New Jersey Health Care Facilities Financing Authority Revenue , 5 .00% , 10/1/38 , Continuously
Callable @100 ..................................................... 2,250 2,354
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 7/1/46 , Continuously Callable @100 ........... 1,250 1,252
New Jersey Transportation Trust Fund Authority Revenue , Series BB , 4 .00% , 6/15/50 ,
Continuously Callable @100 ........................................... 15,000 13,937
The Camden County Improvement Authority Revenue , 6 .00% , 6/15/52 , Continuously Callable
@100 ........................................................... 1,325 1,414
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 516
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 3,000 3,057
53,879
New Mexico (0.5%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 8,625 8,183
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 4 .25% ,
5/1/40 , Continuously Callable @103 (a) ................................... 670 628
8,811

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
10
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New York (3.2%):
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... $ 4,000 $ 3,477
Build NYC Resource Corp. Revenue
Series A , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 700 704
Series A , 7 .00% , 4/15/53 , Continuously Callable @100 (a) ...................... 2,500 2,760
City of New York, GO , Series B-3 , 1 .15% , 10/1/46 , Continuously Callable @100 (d) ....... 3,975 3,975
Empire State Development Corp. Revenue , Series A , 4 .00% , 3/15/45 , Continuously Callable
@100 ........................................................... 5,000 4,947
Metropolitan Transportation Authority Dedicated Tax Fund Revenue , Series A , 11/15/32 (b) .. 5,000 3,769
Metropolitan Transportation Authority Revenue , Series A-2 , 5 .00% , 11/15/45 , (Put Date
5/15/30) (f) ........................................................ 5,490 6,041
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 2,000 2,004
New York City Municipal Water Finance Authority Revenue , Series DD , 1 .15% , 6/15/33 ,
Continuously Callable @100 (d) ........................................ 3,475 3,475
New York Liberty Development Corp. Revenue , 2 .80% , 9/15/69 , Continuously Callable @100 1,500 1,389
New York State Dormitory Authority Revenue
5 .25% , 10/1/49 , Continuously Callable @100 ............................... 2,000 2,091
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 3,000 2,669
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .63% , 6/30/54 , Continuously Callable @100 ............................... 5,000 5,000
Onondaga Civic Development Corp. Revenue , 5 .38% , 8/1/54 , Continuously Callable @100 .. 750 688
Triborough Bridge & Tunnel Authority Revenue
Series A , 11/15/31 (b) ................................................ 5,000 3,909
Series A , 11/15/32 (b) ................................................ 3,000 2,245
Series B , 11/15/32 (b) ................................................ 2,500 1,945
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 1,014
Village of Sylvan Beach, GO , 5 .75% , 1/15/26 , Continuously Callable @100 ............. 2,000 2,004
54,106
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5 .00% , 1/1/49 , Continuously Callable @103 ............................... 2,725 2,755
5 .25% , 12/1/54 , Continuously Callable @100 ............................... 2,000 2,092
Series A , 4 .00% , 10/1/50 , Continuously Callable @103 ........................ 1,000 879
5,726
North Dakota (0.7%):
City of Grand Forks Revenue
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 2,375 2,032
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,400 1,440
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 7,500 7,624
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.) , Series
A , 4 .00% , 6/1/51 , Continuously Callable @100 ............................. 1,500 1,395
12,491
Ohio (3.3%):
City of Centerville Revenue , 5 .25% , 11/1/47 , Continuously Callable @100 .............. 2,700 2,626
City of Middleburg Heights Revenue , Series A , 4 .00% , 8/1/47 , Continuously Callable @100 . 2,000 1,787
Columbus Regional Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/55 , Continuously
Callable @100 ..................................................... 2,000 2,150
County of Cuyahoga Revenue , 4 .75% , 2/15/47 , Continuously Callable @100 ............ 9,000 9,067
County of Franklin Revenue , Series B , 5 .00% , 7/1/45 , Continuously Callable @103 ....... 5,000 5,043
County of Hamilton Revenue
5 .00% , 1/1/51 , Continuously Callable @100 ............................... 2,500 2,500
Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ......................... 2,000 2,066
County of Lucas Revenue , Series A , 5 .25% , 11/15/48 , Continuously Callable @100 ....... 3,000 3,045
County of Montgomery Revenue
4 .00% , 11/15/42 , Continuously Callable @100 .............................. 2,500 2,349
4 .00% , 11/15/45 , Continuously Callable @100 .............................. 2,000 1,815
5 .25% , 9/1/54 , Continuously Callable @100 ............................... 1,500 1,565
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 9,100 9,170
County of Warren Revenue , 5 .00% , 7/1/54 , Continuously Callable @100 ............... 1,785 1,806
Ohio Higher Educational Facility Commission Revenue
6 .00% , 9/1/47 , Continuously Callable @100 ............................... 4,475 4,627
5 .25% , 5/1/54 , Continuously Callable @100 ............................... 1,500 1,558

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
11
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
State of Ohio Revenue
4 .00% , 11/15/40 , Continuously Callable @100 .............................. $ 655 $ 635
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 5,000 4,583
56,392
Oklahoma (1.1%):
Norman Regional Hospital Authority Revenue , 4 .00% , 9/1/45 , Continuously Callable @100 . 4,250 3,197
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 4,250 4,342
Oklahoma Municipal Power Authority Revenue , Series A , 4 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 10,000 9,596
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/45 , Continuously Callable @102 .. 2,000 2,043
19,178
Oregon (0.7%):
City of Keizer Special Assessment , 5 .20% , 6/1/31 , Continuously Callable @100 .......... 515 516
Deschutes County Hospital Facilities Authority Revenue , Series A , 4 .00% , 1/1/46 ,
Continuously Callable @100 ........................................... 2,000 1,856
Medford Hospital Facilities Authority Revenue , Series A , 4 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... 3,800 3,502
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 814
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,059
Salem Hospital Facility Authority Revenue , 5 .00% , 5/15/53 , Continuously Callable @102 ... 1,000 971
Union County Hospital Facility Authority Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 450 452
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,325 1,317
Yamhill County Hospital Authority Revenue , Series A , 5 .00% , 11/15/51 , Continuously Callable
@102 ........................................................... 1,180 1,050
11,537
Pennsylvania (8.2%):
Adams County General Authority Revenue , 4 .00% , 8/15/45 , Continuously Callable @100 ... 7,400 6,962
Allegheny County Hospital Development Authority Revenue , Series A , 5 .00% , 4/1/47 ,
Continuously Callable @100 ........................................... 3,500 3,536
Allegheny County Sanitary Authority Revenue , 4 .13% , 12/1/55 , Continuously Callable @100 500 477
Allentown Commercial and IDA Revenue
5 .00% , 7/1/50 , Continuously Callable @100 (a) ............................. 2,000 2,014
6 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,600 1,675
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.)
5 .00% , 12/1/45 , Pre-refunded 12/1/25 @ 100 ............................... 1,000 1,017
5 .00% , 12/1/48 , Pre-refunded 12/1/25 @ 100 ............................... 300 305
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 3/15/38 , Continuously Callable @100 ........................ 1,000 1,007
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 2,250 2,267
Berks County IDA Revenue , 5 .00% , 5/15/48 , Pre-refunded  5/15/25 @ 102 ............. 1,000 1,024
Bucks County IDA Revenue , 4 .00% , 8/15/50 , Continuously Callable @100 ............. 3,000 2,710
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 6/1/44 , Continuously Callable @100 ............................... 3,500 3,354
4 .00% , 6/1/48 , Continuously Callable @100 ............................... 1,105 1,046
4 .00% , 6/1/50 , Continuously Callable @100 ............................... 6,065 5,617
Chester County IDA Revenue
6 .00% , 10/15/52 , Continuously Callable @100 (a) ............................ 1,775 1,837
4 .50% , 10/1/54 , Continuously Callable @100 (a) ............................. 645 593
Series A , 5 .25% , 10/15/47 , Continuously Callable @100 ....................... 3,250 3,201
Commonwealth of Pennsylvania Certificate of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,019
County of Allegheny, GO , Series C-77 , 5 .00% , 11/1/43 , Continuously Callable @100 ...... 3,170 3,289
County of Lehigh Revenue , 4 .00% , 7/1/49 , Continuously Callable @100 ............... 11,000 10,066
Delaware County Authority Revenue , 5 .00% , 10/1/39 , Continuously Callable @100 ....... 2,250 2,203
Delaware River Joint Toll Bridge Commission Revenue , 5 .00% , 7/1/47 , Continuously Callable
@100 ........................................................... 5,000 5,072
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 1,000 858
Lancaster Municipal Authority Revenue , Series B , 5 .00% , 5/1/54 , Continuously Callable @103 800 806

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
12
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Montgomery County Higher Education & Health Authority Revenue , Series B , 4 .00% , 5/1/52 ,
Continuously Callable @100 ........................................... $ 8,000 $ 7,316
Montgomery County IDA Revenue
5 .00% , 12/1/49 , Continuously Callable @103 ............................... 2,000 1,986
Series A , 5 .00% , 12/1/48 , Continuously Callable @102 ........................ 2,000 2,003
Northampton County General Purpose Authority Revenue
4 .00% , 8/15/40 , Continuously Callable @100 ............................... 4,000 3,829
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,440 2,470
Northeastern Pennsylvania Hospital & Education Authority Revenue
5 .00% , 5/1/44 , Continuously Callable @100 ............................... 1,000 989
5 .00% , 5/1/49 , Continuously Callable @100 ............................... 1,350 1,293
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/46 , Continuously Callable @103 ............................... 1,000 909
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 2,320 2,087
Pennsylvania Higher Educational Facilities Authority Revenue
Series A , 4 .00% , 7/15/46 , Continuously Callable @100 ........................ 2,025 1,743
Series B2 , 4 .38% , 11/1/54 , Continuously Callable @100 ....................... 1,200 1,150
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series B , 4 .00% , 12/1/51 ,
Continuously Callable @100 ........................................... 5,645 5,243
Pennsylvania Turnpike Commission Revenue
Series 2 , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,000 1,043
Series A , 4 .00% , 12/1/49 , Continuously Callable @100 ........................ 5,000 4,672
Series A-1 , 5 .00% , 12/1/46 , Continuously Callable @100 ...................... 3,000 3,011
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 4,000 4,076
Series A-2 , 5 .00% , 12/1/33 , Continuously Callable @100 ...................... 1,250 1,329
Series B , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 1,500 1,366
Series B-1 , 5 .00% , 6/1/42 , Continuously Callable @100 ....................... 9,000 9,205
Reading School District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
4/1/44 , Continuously Callable @100 ..................................... 1,055 1,047
Scranton School District, GO (INS - Build America Mutual Assurance Co.) , Series E , 4 .00% ,
12/1/37 , Continuously Callable @100 .................................... 1,025 1,027
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 885 903
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 444 483
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 5,950 5,933
Series B1 , 0.00% , 6/30/44 , Continuously Callable @87 (c) ...................... 2,973 2,204
The School District of Philadelphia, GO
Series B , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 2,500 2,586
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,022
Series F , 5 .00% , 9/1/38 , Pre-refunded  9/1/26 @ 100 .......................... 10 10
Series F , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,990 2,034
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 4/15/49 , Continuously Callable @100 ............................... 750 716
5 .00% , 4/15/59 , Continuously Callable @100 ............................... 3,000 3,061
138,701
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 85-A , 4 .70% , 4/1/55 ,
Continuously Callable @100 ........................................... 1,000 1,001
South Carolina (0.6%):
Charleston County Airport District Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously
Callable @100 ..................................................... 1,500 1,583
City of Rock Hill Combined Utility System Revenue , Series A , 4 .00% , 1/1/49 , Continuously
Callable @100 ..................................................... 2,500 2,316
Patriots Energy Group Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 ..... 2,000 1,841
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. 1,850 1,874
4 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,165 981
5 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,000 989
9,584
Tennessee (1.0%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/44 , Continuously
Callable @100 ..................................................... 2,000 2,040

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
13
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Knox County Health Educational & Housing Facility Board Revenue , Series A-1 , 5 .50% ,
7/1/54 , Continuously Callable @100 ..................................... $ 1,000 $ 1,076
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,000 5,017
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 860
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,500 1,488
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .25% , 6/1/56 ,
Continuously Callable @100 (a) ......................................... 1,000 1,021
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (f) ............... 5,000 5,370
16,872
Texas (15.6%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/43 , Continuously Callable @100 ............................... 10,000 9,615
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,170 2,161
4 .13% , 8/15/54 , Continuously Callable @100 ............................... 500 474
Series A , 5 .00% , 2/15/41 , Continuously Callable @100 ........................ 3,000 3,033
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 7,200 7,231
Bexar County Health Facilities Development Corp. Revenue
5 .00% , 7/15/42 , Continuously Callable @104 ............................... 600 586
4 .00% , 7/15/45 , Continuously Callable @100 ............................... 8,450 7,107
Central Texas Regional Mobility Authority Revenue , 4 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 5,000 4,889
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.) , Series A ,
8/15/30 (b) ........................................................ 18,530 15,415
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 6,500 6,649
City of Corpus Christi Utility System Revenue , 4 .00% , 7/15/39 , Continuously Callable @100 5,900 5,865
City of Garland Electric Utility System Revenue , Series A , 4 .00% , 3/1/51 , Continuously
Callable @100 ..................................................... 1,000 928
City of Houston Hotel Occupancy Tax & Special Revenue , 5 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 3,715 3,718
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 700 702
Clifton Higher Education Finance Corp. Revenue , 4 .25% , 8/15/52 , Continuously Callable
@100 ........................................................... 1,500 1,452
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5 .00% , 8/15/39 , Continuously Callable @100 ............................... 4,250 4,256
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 11,000 10,551
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 10,000 10,228
County of Bexar Revenue
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 500 480
4 .00% , 8/15/49 , Continuously Callable @100 ............................... 1,700 1,525
Del Mar College District, GO , Series A , 5 .00% , 8/15/48 , Continuously Callable @100 ..... 6,500 6,553
Deutsche Bank Spears/Lifers Trust Revenue (LIQ - Deutsche Bank A.G.)
Series 2025-DBE8158 , 1 .35% , 8/1/62 , Continuously Callable @100 (a) (d) .......... 2,500 2,500
Series 2025-DBE8159 , 1 .35% , 3/1/41 (a) (d) ................................ 2,500 2,500
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.) ,
4 .25% , 2/15/54 , Continuously Callable @100 ............................... 1,250 1,219
Everman Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
2/15/50 , Continuously Callable @100 .................................... 4,500 4,225
Grand Parkway Transportation Corp. Revenue , 4 .00% , 10/1/49 , Continuously Callable @100 2,000 1,865
Greater Texas Cultural Education Facilities Finance Corp. Revenue , 4 .00% , 3/1/50 ,
Continuously Callable @100 ........................................... 2,000 1,852
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 6,100 5,829
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 15,000 14,284
Kerrville Health Facilities Development Corp. Revenue , 5 .00% , 8/15/35 , Continuously
Callable @100 ..................................................... 1,900 1,909
Manor Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
8/1/52 , Continuously Callable @100 ..................................... 15,095 15,453
Matagorda County Navigation District No. 1 Revenue
Series B-1 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 9,615 9,619

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
14
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series B-2 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... $ 6,000 $ 6,002
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/47 , Continuously Callable @100 .................................... 15,000 15,240
New Hope Cultural Education Facilities Finance Corp. Revenue
4 .00% , 11/1/55 , Continuously Callable @103 ............................... 1,250 1,115
Series A-1 , 7 .50% , 11/15/37 ........................................... 410 341
Series A-2 , 7 .50% , 11/15/36 ........................................... 2,565 2,075
Series B , 2 .00% ( 2 .00 % PIK) , 11/15/61 , Continuously Callable @105 (e) ........... 10,941 2,033
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/48 , Continuously Callable @100 .......... 1,000 1,009
North Texas Tollway Authority Revenue
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 3,750 3,796
Series B , 9/1/37 , Pre-refunded  9/1/31 @ 64.1040 (b) .......................... 3,000 1,568
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 1/1/48 , Continuously Callable @100 ......................... 5,000 5,027
Port of Port Arthur Navigation District Revenue
Series A , 1 .20% , 4/1/40 , Continuously Callable @100 (d) ...................... 4,300 4,300
Series B , 1 .20% , 4/1/40 , Continuously Callable @100 (d) ...................... 11,400 11,400
Series C , 1 .30% , 4/1/40 , Continuously Callable @100 (d) ...................... 3,180 3,180
Red River Education Finance Corp. Revenue
4 .00% , 6/1/41 , Continuously Callable @100 ............................... 2,000 1,767
5 .50% , 10/1/46 , Continuously Callable @100 ............................... 3,000 3,010
San Antonio Education Facilities Corp. Revenue , 4 .00% , 4/1/54 , Continuously Callable @100 1,000 784
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 994
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (e) ..................... 3,682 55
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (e) ..................... 2,945 44
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 9,000 8,823
Texas Transportation Commission State Highway 249 System Revenue , 5 .00% , 8/1/57 ,
Continuously Callable @100 ........................................... 5,000 5,065
Uptown Development Authority Tax Allocation
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 4,365 4,379
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 2,490 2,497
Series A , 5 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,645 1,651
Waco Educational Finance Corp. Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 .... 4,000 3,696
West Harris County Regional Water Authority Revenue
4 .00% , 12/15/45 , Continuously Callable @100 .............................. 1,600 1,535
4 .00% , 12/15/49 , Continuously Callable @100 .............................. 3,945 3,702
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
8/15/52 , Continuously Callable @100 .................................... 5,000 4,731
264,492
Utah (0.2%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 1,500 1,363
Series A-1 , 4 .00% , 6/1/52 , Continuously Callable @103 ....................... 1,000 828
Utah Charter School Finance Authority Revenue
Series A , 5 .63% , 6/15/42 , Continuously Callable @100 (a) ...................... 500 510
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 1,550 1,351
4,052
Vermont (0.6%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 1,350 1,201
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @100 .............................. 7,000 6,536
6 .00% , 10/1/52 , Continuously Callable @100 (a) ............................. 2,000 1,825
9,562
Virginia (0.6%):
Alexandria IDA Revenue
5 .00% , 10/1/45 , Pre-refunded 10/1/25 @ 100 ............................... 2,600 2,635
5 .00% , 10/1/50 , Pre-refunded 10/1/25 @ 100 ............................... 2,400 2,432
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @102 (e) ....................... 1,643 1,157
Series B , 6 .05% , 3/1/44 , Continuously Callable @102 ......................... 1,547 1,386

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
15
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series C , 2 .25% , 3/1/54 , Continuously Callable @100 (e) ....................... $ 6,327 $ 2,691
10,301
Washington (1.7%):
County of Spokane Airport Revenue AMT , Series B , 5 .25% , 1/1/54 , Continuously Callable
@100 ........................................................... 2,000 2,107
King County Public Hospital District No. 1, GO , 5 .00% , 12/1/43 , Continuously Callable @100 9,000 9,310
King County Public Hospital District No. 2, GO , Series A , 4 .00% , 12/1/45 , Continuously
Callable @100 ..................................................... 4,000 3,715
Skagit County Public Hospital District No. 1 Revenue , 5 .50% , 12/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,051
Washington Health Care Facilities Authority Revenue , 4 .00% , 7/1/42 , Continuously Callable
@100 ........................................................... 5,500 5,106
Washington Higher Education Facilities Authority Revenue , 4 .00% , 5/1/50 , Continuously
Callable @100 ..................................................... 1,250 1,146
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/43 , Continuously Callable @102 (a) ............................. 3,055 2,943
6 .13% , 7/1/53 , Continuously Callable @103 (a) ............................. 2,000 2,177
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,100 1,123
Series A-1 , 3 .50% , 12/20/35 ........................................... 943 899
29,577
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 2,000 2,018
Series A , 4 .38% , 6/1/53 , Continuously Callable @100 ......................... 3,000 2,935
Series B , 6 .00% , 9/1/53 , Continuously Callable @100 ......................... 1,750 1,910
6,863
Wisconsin (3.4%):
Public Finance Authority Revenue
5 .25% , 5/15/42 , Continuously Callable @102 (a) ............................. 2,200 2,210
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 6,173
5 .00% , 11/15/44 , Continuously Callable @103 .............................. 455 464
4 .00% , 1/1/45 , Continuously Callable @100 ............................... 1,500 1,393
5 .00% , 6/15/49 , Continuously Callable @100 (a) ............................. 520 495
5 .00% , 6/15/49 , Continuously Callable @100 ............................... 1,480 1,486
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 2,400 2,423
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,500 1,173
4 .00% , 10/1/51 , Continuously Callable @103 ............................... 2,185 1,884
4 .00% , 1/1/52 , Continuously Callable @103 ............................... 2,350 2,036
5 .13% , 4/1/52 , Continuously Callable @100 ............................... 3,000 3,019
5 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 2/1/54 , Continuously Callable @100 ............................... 500 503
5 .00% , 6/15/54 , Continuously Callable @100 (a) ............................. 455 428
Series A , 5 .25% , 10/1/43 , Continuously Callable @100 ........................ 3,090 3,094
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 4,740 4,318
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 11,000 10,017
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 1,000 833
Series A , 6 .63% , 7/1/53 , Continuously Callable @103 (a) ....................... 570 600
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 2,250 1,691
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @100 (a) ..................... 2,870 2,438
Series L , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 968
Series L , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,000 965
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,285 1,303
Series A , 5 .00% , 7/1/58 , Continuously Callable @100 ......................... 1,500 1,519
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 120 104
5 .00% , 3/15/50 , Continuously Callable @100 ............................... 1,175 1,190
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 500 356
4 .00% , 1/1/57 , Continuously Callable @103 ............................... 3,000 2,439

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
16
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 4 .00% , 9/15/45 , Continuously Callable @103 ........................ $ 475 $ 425
56,948
Total Municipal Bonds (Cost $1,757,098)
a
a
a
1,679,611
Total Investments (Cost $1,757,098) — 99.0% 1,679,611
Other assets in excess of liabilities —  1.0% 17,131
NET ASSETS - 100.00% $ 1,696,742
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2025, the fair value of these securities was
$44,224 (thousands) and amounted to 2.6% of net assets.
(b) Zero-coupon bond.
(c) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Put Bond.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
PIK
—
Payment-in-Kind
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
February 28, 2025
17
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Tax Exempt
Long-Term Fund
Assets:
Investments, at value (Cost $1,757,098) $ 1,679,611
Cash 1,309
Receivables:
Interest 17,735
Capital shares issued 128
Investments sold 2,561
From Adviser 13
Prepaid expenses 9
Total Assets 1,701,366
Liabilities:
Payables:
Distributions 433
Investments purchased 2,067
Capital shares redeemed 1,494
Accrued expenses and other payables:
Investment advisory fees 305
Administration fees 192
Custodian fees 5
Transfer agent fees 59
Compliance fees 1
Trustees' fees 1
12b-1 fees — (a)
Other accrued expenses 67
Total Liabilities 4,624
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,890,901
Total accumulated earnings (loss) (194,159)
Net Assets $ 1,696,742
Net Assets:
Fund Shares $ 1,656,204
Institutional Shares 37,592
Class A 2,946
Total $ 1,696,742
Shares (unlimited number of shares authorized with no par value):
Fund Shares 135,763
Institutional Shares 3,082
Class A 242
Total 139,087
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 12 .20
Institutional Shares 12 .20
Class A 12 .18
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 12 .46
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
18
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Tax Exempt
Long-Term Fund
Investment Income:
Interest $ 71,227
Total Income 71,227
Expenses:
Investment advisory fees 4,342
Administration fees — Fund Shares 2,545
Administration fees — Institutional Shares 37
Administration fees — Class A 5
Sub-Administration fees 28
12b-1 fees — Class A 8
Custodian fees 69
Transfer agent fees — Fund Shares 553
Transfer agent fees — Institutional Shares 39
Transfer agent fees — Class A 3
Trustees' fees 47
Compliance fees 15
Legal and audit fees 67
State registration and filing fees 68
Interfund lending fees 1
Other expenses 133
Recoupment of prior expenses waived/reimbursed by Adviser 5
Total Expenses 7,965
Less fees paid indirectly (54)
Expenses waived/reimbursed by Adviser (103)
Net Expenses 7,808
Net Investment Income (Loss) 63,419
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 2,522
Net change in unrealized appreciation/depreciation on investment securities 18,040
Net realized/unrealized gains (losses) on investments 20,562
Change in net assets resulting from operations $ 83,981

19
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Long-Term
Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 63,419 $ 68,136
Net realized gains (losses) 2,522 (5,510)
Net change in unrealized appreciation/depreciation 18,040 44,960
Change in net assets resulting from operations 83,981 107,586
Distributions to Shareholders:
Fund Shares (62,062) (66,753)
Institutional Shares (1,364) (1,767)
Class A (107) (138)
Change in net assets resulting from distributions to shareholders (63,533) (68,658)
Change in net assets resulting from capital transactions (106,486) (138,955)
Change in net assets (86,038) (100,027)
Net Assets:
Beginning of period 1,782,780 1,882,807
End of period $ 1,696,742 $ 1,782,780

20
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Long-Term
Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 49,859 $ 56,285
Distributions reinvested 52,121 55,926
Cost of shares redeemed (203,015) (238,317)
Total Fund Shares $ (101,035) $ (126,106)
Institutional Shares
Proceeds from shares issued $ 25,718 $ 17,080
Distributions reinvested 1,361 1,751
Cost of shares redeemed (32,095) (30,220)
Total Institutional Shares $ (5,016) $ (11,389)
Class A
Proceeds from shares issued $ 107 $ 302
Distributions reinvested 94 124
Cost of shares redeemed (636) (1,886)
Total Class A $ (435) $ (1,460)
Change in net assets resulting from capital transactions $ (106,486) $ (138,955)
Share Transactions:
Fund Shares
Issued 4,102 4,769
Reinvested 4,296 4,745
Redeemed (16,706) (20,275)
Total Fund Shares (8,308) (10,761)
Institutional Shares
Issued 2,097 1,443
Reinvested 112 149
Redeemed (2,614) (2,560)
Total Institutional Shares (405) (968)
Class A
Issued 9 25
Reinvested 8 11
Redeemed (53) (159)
Total Class A (36) (123)
Change in Shares (8,749) (11,852)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
21
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Fund Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $12.06 $11.79 $12.92 $13.71 $13.21 $13.28
Investment Activities:
Net investment income (loss)(b) 0.44 0.44 0.39 0.38 0.42 0.45
Net realized and unrealized gains (losses) 0.14 0.28 (1.14) (0.79) 0.50 (0.07)
Total from Investment Activities 0.58 0.72 (0.75) (0.41) 0.92 0.38
Distributions to Shareholders from:
Net investment income (0.44) (0.45) (0.38) (0.38) (0.42) (0.45)
Total Distributions (0.44) (0.45) (0.38) (0.38) (0.42) (0.45)
Net Asset Value, End of Period $12.20 $12.06 $11.79 $12.92 $13.71 $13.21
Total Return(c)(d) 4.93% 6.22% (5.79)% (3.15)% 7.00% 2.74%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.45%(i) 0.43%(i) 0.46% 0.50% 0.47% 0.48%
Net Investment Income (Loss)(e) 3.65% 3.75% 3.49% 2.73% 3.13% 3.36%
Gross Expenses(e)(h) 0.45%(i) 0.44%(i) 0.47% 0.50% 0.48% 0.48%
Supplemental Data:
Net Assets at end of period (000's) $1,656,204 $1,737,393 $1,825,576 $2,127,775 $2,404,178 $2,403,342
Portfolio Turnover(c)(j) 4% 4% 10% 10% 21% 24%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Institutional Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $12.06 $11.79 $12.91 $13.71 $13.40
Investment Activities:
Net investment income (loss)(c) 0.45 0.44 0.39 0.39 0.31
Net realized and unrealized gains (losses) 0.14 0.28 (1.12) (0.81) 0.32
Total from Investment Activities 0.59 0.72 (0.73) (0.42) 0.63
Distributions to Shareholders from:
Net investment income (0.45) (0.45) (0.39) (0.38) (0.32)
Total Distributions (0.45) (0.45) (0.39) (0.38) (0.32)
Net Asset Value, End of Period $12.20 $12.06 $11.79 $12.91 $13.71
Total Return(d)(e) 4.96% 6.24% (5.69)% (3.16)% 4.71%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.42%(i) 0.41%(i) 0.44% 0.44% 0.44%
Net Investment Income (Loss)(f) 3.69% 3.77% 3.52% 2.92% 3.03%
Gross Expenses(f)(h) 0.55%(i) 0.53%(i) 0.59% 0.65% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $37,592 $42,037 $52,513 $64,506 $5,533
Portfolio Turnover(d)(j) 4% 4% 10% 10% 21%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Class A
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $12.04 $11.77 $12.90 $13.69 $13.19 $13.26
Investment Activities:
Net investment income (loss)(b) 0.42 0.42 0.36 0.35 0.40 0.43
Net realized and unrealized gains (losses) 0.14 0.27 (1.13) (0.79) 0.50 (0.08)
Total from Investment Activities 0.56 0.69 (0.77) (0.44) 0.90 0.35
Distributions to Shareholders from:
Net investment income (0.42) (0.42) (0.36) (0.35) (0.40) (0.42)
Total Distributions (0.42) (0.42) (0.36) (0.35) (0.40) (0.42)
Net Asset Value, End of Period $12.18 $12.04 $11.77 $12.90 $13.69 $13.19
Total Return (excludes sales charge)(c)(d) 4.73% 6.01% (5.97)% (3.33)% 6.80% 2.53%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.65%(i) 0.64%(i) 0.66% 0.69% 0.67% 0.70%
Net Investment Income (Loss)(e) 3.46% 3.54% 3.32% 2.56% 2.94% 3.15%
Gross Expenses(e)(h) 1.40%(i) 1.13%(i) 1.18% 1.11% 1.08% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $2,946 $3,350 $4,718 $3,789 $8,466 $7,680
Portfolio Turnover(c)(j) 4% 4% 10% 10% 21% 24%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019 , and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
24
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Tax Exempt Long-Term Fund Tax Exempt Long-Term Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
25
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
Tax Exempt Long-Term Fund
Municipal Bonds .............................................. $ — $ 1,679,611 $ — $ 1,679,611
Total ....................................................... $ — $ 1,679,611 $ — $ 1,679,611

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
26
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper General & Insured Municipal Debt Funds Index. The Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper General & Insured Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded to the
nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General & Insured Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Long-Term Fund ................................................................. $ 68,030 $ 178,779
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Long-Term Fund Fund Shares
Institutional
Shares Class A
in thousands $ (511) $ (8) $ (2)
as annual % rate (0.03)% (0.02)% (0.05)%

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
27
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper General & Insured Municipal Debt Funds Index. The Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper General & Insured Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the
Fund and its relevant Lipper index, rounded to the
nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General & Insured Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Long-Term Fund ................................................................. $ 68,030 $ 178,779
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Long-Term Fund Fund Shares
Institutional
Shares Class A
in thousands $ (511) $ (8) $ (2)
as annual % rate (0.03)% (0.02)% (0.05)%
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 28, 2025, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the period ended February 28, 2025, the
Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 28, 2025, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at
February 28, 2025.
For the year ended February 28, 2025, recoupment in the amount of $5 thousand was paid to the Adviser.
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
In effect until June 30, 2025
Fund Shares
Institutional
Shares Class A
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.70%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Tax Exempt Long-Term Fund ................................ $ 4 $ 197 $ 137 $ 103 $ 441

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
28
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
29
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended February 28, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended February 28, 2025.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to defaulted bond ad-
justments and market discount.
During the tax year ended February 28, 2025, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of February 28, 2025, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
y
Borrower or
Lender
Amount
Outstanding at
February 28, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Tax Exempt Long-Term Fund ....................... Borrower $ — $ 4,174 5.86% $ 6,500
Year Ended February 28, 2025
Distributions Paid
From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Long-Term Fund .................................. $ 204 $ 204 $ 63,329 $ 63,533
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Long-Term Fund .................................. $ 177 $ 177 $ 68,481 $ 68,658
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Tax Exempt Long-Term Fund ...... $ 9,120 $ (4,436) $ 4,684 $ (118,531) $ (80,312) $ (194,159)
Amount
Tax Exempt Long-Term Fund ............................................................................ $ (2,520)
Short-Term
Amount
Long-Term
Amount Total
Tax Exempt Long-Term Fund ............................................. $ (18,621) $ (99,910) $ (118,531)

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
30
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Tax Exempt Long-Term Fund ........................... $ 1,759,923 $ 28,128 $ (108,440) $ (80,312)

31
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Tax Exempt Long-Term Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Tax Exempt Long-Term Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February 28, 2023 and each of the three years in the period ended March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February
28, 2023 and each of the three years in the period ended March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
32
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 28, 2025, the Fund designated tax-exempt distributions in the amount of $63,329 thousand.

Victory Portfolios III
33
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Tax Exempt Long-Term Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
34
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the medians of its expense group and its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the
Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted
the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, five- and ten-year periods ended June 30, 2024, was below the average of its performance universe for the three-year period ended June 30, 2024, was above its Lipper index for the one-year period ended
June 30, 2024, and was below its Lipper index for the three-, five- and ten-year periods ended June 30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
35
(Unaudited)
maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40858-0425

February 28, 2025
Annual: Full Financials
Victory Tax Exempt Money Market Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 9
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 14
Supplemental Information (Unaudited)
Additional Information
15
Advisory Contract Approval (Form N-CSR Item 11)
16

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Tax Exempt Money Market Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.0%)
Alabama (3.5%):
Mobile County IDA Revenue (LOC - Swedbank AB), Series B, 1.85%, 7/1/40, Continuously
Callable @100(a) ................................................... $ 15,000 $ 15,000
Georgia (3.5%):
Development Authority of Appling County Revenue, 1.20%, 9/1/29, Continuously Callable
@100(a) ......................................................... 6,000 6,000
The Development Authority of Burke County Revenue, Series 1, 1.10%, 7/1/49, Continuously
Callable @100(a) ................................................... 9,225 9,225
15,225
Illinois (6.6%):
Illinois Educational Facilities Authority Revenue (LOC - Huntington National Bank), Series A,
1.92%, 10/1/32, Continuously Callable @100(a) ............................. 8,880 8,880
Illinois Finance Authority Revenue (LOC - PNC Financial Services Group), 1.83%, 4/1/37,
Continuously Callable @100(a) ......................................... 15,000 15,000
Village of Channahon Revenue (LOC - U.S. Bancorp), 1.75%, 12/1/34, Continuously Callable
@100(a) ......................................................... 4,895 4,895
28,775
Indiana (1.8%):
City of Berne Revenue (LOC - Federal Home Loan Bank of Indianapolis), 1.93%, 10/1/33,
Continuously Callable @100(a) ......................................... 3,380 3,380
Indiana Finance Authority Revenue (LOC - Federal Home Loan Bank of Indianapolis), Series
A, 1.93%, 7/1/29, Continuously Callable @100(a) ........................... 4,140 4,140
7,520
Iowa (6.4%):
Iowa Finance Authority Revenue
Series A, 1.90%, 9/1/36, Continuously Callable @100(a) ....................... 6,763 6,763
Series A, 2.03%, 9/1/36, Callable 4/1/25 @ 100(a) ........................... 8,000 8,000
Series A, 1.90%, 6/1/39, Continuously Callable @100(a) ....................... 12,600 12,600
27,363
Kansas (4.5%):
City of Burlington Revenue
Series A, 2.18%, 9/1/35, Continuously Callable @100(a) ....................... 7,250 7,250
Series B, 2.18%, 9/1/35, Continuously Callable @100(a) ....................... 4,200 4,200
City of St. Marys Revenue, 2.05%, 4/15/32, Continuously Callable @100(a) ............. 7,600 7,600
19,050
Kentucky (5.3%):
Kentucky Economic Development Finance Authority Revenue, Series C, 2.60%, 5/1/34,
Continuously Callable @100(a) ......................................... 7,200 7,200
Lexington-Fayette Urban County Government Revenue (LOC - Federal Home Loan Bank of
Cincinnati), 3.79%, 12/1/27, Callable 3/6/25 @ 100(a) ........................ 905 905
Louisville/Jefferson County Metropolitan Government Revenue (LOC - PNC Financial
Services Group), 1.75%, 10/1/43, Continuously Callable @100(a) ................ 15,105 15,105
23,210
Louisiana (5.4%):
Parish of St. James Revenue, Series B-1, 2.20%, 11/1/40, Continuously Callable @100(a) ... 20,000 20,000
St. Tammany Corp. Revenue (LOC - Federal Home Loan Bank of Dallas), 1.95%, 3/1/33,
Continuously Callable @100(a) ......................................... 3,780 3,780
23,780
Maryland (1.6%):
Maryland Health & Higher Educational Facilities Authority Revenue (LOC - Toronto-
Dominion Bank), Series B, 1.00%, 6/1/46, Continuously Callable @100(a) .......... 7,000 7,000
Minnesota (3.2%):
City of Rochester Revenue (LOC - Federal Home Loan Bank of Indianapolis), Series A,
1.98%, 5/1/61, Continuously Callable @100(a) ............................. 13,940 13,940
Mississippi (1.6%):
Mississippi Business Finance Corp. Revenue, Series K, 1.25%, 11/1/35, Callable 4/1/25 @
100(a) ........................................................... 4,515 4,515
Mississippi Business Finance Corp. Revenue (LOC - Federal Home Loan Bank of Dallas),
1.95%, 3/1/33, Continuously Callable @100(a) ............................. 2,665 2,665
7,180

Victory Portfolios III
Victory Tax Exempt Money Market Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Missouri (4.4%):
Jackson County IDA Revenue (LOC - Commerce Bank, N.A.), 2.00%, 7/1/25, Continuously
Callable @100(a) ................................................... $ 19,000 $ 19,000
New Hampshire (4.6%):
New Hampshire Business Finance Authority Revenue (LOC - Landesbank Hessen-Thuringen),
1.90%, 9/1/30, Continuously Callable @100(a) ............................. 19,990 19,990
New Mexico (1.2%):
New Mexico Hospital Equipment Loan Council Revenue (LOC - Fifth Third Bank), 2.06%,
7/1/25, Continuously Callable @100(a) ................................... 5,000 5,000
New York (12.9%):
Build NYC Resource Corp. Revenue (LOC - Toronto-Dominion Bank), 2.06%, 12/1/45,
Continuously Callable @100(a) ......................................... 7,150 7,150
Guilderland Industrial Development Agency Revenue (LOC - Key Bank, N.A.), Series A,
2.15%, 7/1/32, Continuously Callable @100(a) ............................. 2,050 2,050
Metropolitan Transportation Authority Revenue (LOC - Barclays Bank PLC), Series E-1,
1.75%, 11/1/35, Callable 4/1/25 @ 100(a) ................................. 19,000 19,000
New York City Capital Resources Corp. Revenue (LOC - Manufacturers & Traders Trust Co.),
2.08%, 12/1/40, Continuously Callable @100(a) ............................. 7,500 7,500
New York State Energy Research & Development Authority Revenue (LOC - Mizuho
Corporate Bank Ltd.)
Series A-2, 2.25%, 5/1/39, Continuously Callable @100(a) ..................... 1,300 1,300
Series A-3, 1.75%, 5/1/39, Continuously Callable @100(a) ..................... 13,200 13,200
Onondaga County Industrial Development Agency Revenue (LOC - Manufacturers & Traders
Trust Co.), Series A, 2.06%, 12/1/31, Continuously Callable @100(a) ............. 3,415 3,415
St. Lawrence County Industrial Development Agency Revenue (LOC - Citizens Financial
Group), 2.01%, 7/1/37(a) ............................................. 1,560 1,560
55,175
Oklahoma (5.6%):
Edmond Economic Development Authority Revenue (LOC - Bank of Oklahoma, N.A.), Series
A, 1.90%, 6/1/31, Callable 4/1/25 @ 100(a) ................................ 3,695 3,695
Garfield County Industrial Authority Revenue, Series A, 1.90%, 10/1/39, Callable 3/5/25 @
100(a) ........................................................... 19,900 19,900
23,595
Rhode Island (0.4%):
Rhode Island Health & Educational Building Corp. Revenue (LOC - Citizens Financial
Group), 1.35%, 6/1/35, Callable 4/1/25 @ 100(a) ............................ 1,645 1,645
South Carolina (4.1%):
South C arolina Jobs-Economic Development Authority Revenue (LOC - Federal Home Loan
Bank of Indianapolis), 1.98%, 5/1/61, Continuously Callable @100(a) ............. 17,400 17,400
Tennessee (2.8%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 2.20%, 5/1/39,
Continuously Callable @100(a) ......................................... 12,000 12,000
Texas (12.7%):
City of Houston Combined Utility System Revenue (LOC - Barclays Bank PLC), Series C,
1.78%, 5/15/34, Continuously Callable @100(a) ............................. 19,000 19,000
Port of Arthur Navigation District Industrial Development Corp. Revenue, Series A, 1.81%,
12/1/40, Callable 4/1/25 @ 100(a) ....................................... 16,000 16,000
Port of Port Arthur Navigation District Revenue
2.13%, 11/1/40, Continuously Callable @100(a) ............................. 4,000 4,000
Series A, 1.20%, 4/1/40, Continuously Callable @100(a) ....................... 7,000 7,000
Series B, 1.20%, 4/1/40, Continuously Callable @100(a) ....................... 9,000 9,000
55,000
Virginia (4.4%):
Loudoun County Economic Development Authority Revenue
Series A, 1.95%, 2/15/38, Callable 4/1/25 @ 100(a) .......................... 9,000 9,000
Series B, 1.95%, 2/15/38, Callable 4/1/25 @ 100(a) .......................... 10,000 10,000
19,000

Victory Portfolios III
Victory Tax Exempt Money Market Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
West Virginia (2.5%):
West Virginia Hospital Finance Authority Revenue (LOC - PNC Financial Services Group),
Series D, 1.83%, 6/1/41, Continuously Callable @100(a) ...................... $ 10,830 $ 10,830
Total Municipal Bonds (Cost $426,678)
a
a
a
426,678
Total Investments (Cost $426,678) — 99.0% 426,678
Other assets in excess of liabilities —  1.0% 4,527
NET ASSETS - 100.00% $ 431,205
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
IDA
—
Industrial Development Authority
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Statement of Assets and Liabilities
February 28, 2025
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Tax Exempt
Money Market
Fund
Assets:
Investments, at value (Cost $426,678) $ 426,678
Cash 3,754
Receivables:
Interest 1,115
Capital shares issued 94
From Adviser 41
Prepaid expenses 11
Total Assets 431,693
Liabilities:
Payables:
Capital shares redeemed 213
Accrued expenses and other payables:
Investment advisory fees 92
Administration fees 33
Custodian fees 58
Transfer agent fees 54
Compliance fees — (a)
Trustees' fees 1
Other accrued expenses 37
Total Liabilities 488
Commitments and contingencies (Note 3 )
Net Assets:
Capital 431,204
Total accumulated earnings 1
Net Assets $ 431,205
Shares (unlimited number of shares authorized with no par value): 431,196
Net asset value, offering and redemption price per share:(b) $ 1 .00
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Tax Exempt
Money Market
Fund
Investment Income:
Interest $ 14,644
Total Income 14,644
Expenses:
Investment advisory fees 1,245
Administration fees 445
Sub-Administration fees 32
Custodian fees 88
Transfer agent fees 675
Trustees' fees 46
Compliance fees 4
Legal and audit fees 86
State registration and filing fees 47
Other expenses 55
Total Expenses 2,723
Less fees paid indirectly (19)
Expenses waived/reimbursed by Adviser (215)
Net Expenses 2,489
Net Investment Income 12,155
Change in net assets resulting from operations $ 12,155

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Money
Market Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income $ 12,155 $ 13,570
Change in net assets resulting from operations 12,155 13,570
Change in net assets resulting from distributions to shareholders (12,155) (13,570)
Change in net assets resulting from capital transactions (28,388) (14,550)
Change in net assets (28,388) (14,550)
Net Assets:
Beginning of period 459,593 474,143
End of period $ 431,205 $ 459,593
Capital Transactions:
Proceeds from shares issued $ 72,527 $ 86,858
Distributions reinvested 11,857 13,188
Cost of shares redeemed (112,772) (114,596)
Change in net assets resulting from capital transactions $ (28,388) $ (14,550)
Share Transactions:
Issued 72,527 86,858
Reinvested 11,857 13,188
Redeemed (112,772) (114,596)
Change in Shares (28,388) (14,550)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Tax Exempt Money Market Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income(b) 0.03 0.03 0.01 —(c) —(c) 0.01
Net realized and unrealized gains — — — —(c) — —(c)
Total from Investment Activities 0.03 0.03 0.01 —(c) —(c) 0.01
Distributions to Shareholders from:
Net investment income (0.03) (0.03) (0.01) —(c) —(c) (0.01)
Net realized gains — — —(c) — —(c) —
Total Distributions (0.03) (0.03) (0.01) —(c) —(c) (0.01)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 2.76% 2.98% 1.15% 0.01% 0.10% 1.05%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.56%(i) 0.56%(i) 0.55%(j) 0.16%(k) 0.35% 0.56%
Net Investment Income(f) 2.73% 2.94% 1.23% 0.01% 0.11% 1.04%
Gross Expenses(f)(h) 0.61%(i) 0.60%(i) 0.59% 0.58% 0.57% 0.56%
Supplemental Data:
Net Assets at end of period (000's) $431,205 $459,593 $474,143 $502,350 $562,015 $1,345,628
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.
(k) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.40% higher.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
9
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund may impose discretionary liquidity fees on redemptions from the Fund subject to the Fund's Board of Trustees (the “Board”)
determination that such liquidity fees are in the best interest of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the
Board.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting
Fund (Legal Name) Fund (Short Name)
Victory Tax Exempt Money Market Fund Tax Exempt Money Market Fund

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
10
in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
11
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.15% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 28, 2025, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any
Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the
Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
4. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s
In effect until June 30, 2025
Tax Exempt Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Tax Exempt Money Market Fund ............................. $ 87 $ 147 $ 145 $ 215 $ 594

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
12
sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in supply of and demand for tax-exempt securities, or other market factors.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Structural Risk — Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (“VRDNs”) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase a synthetic instrument of this type unless the Fund believes there is minimal risk that the Fund will not be able to exercise the tender option at all times. The Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that interest paid on the instrument is entitled to tax-exempt treatment.
Discretionary Liquidity Fees Risk  — The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
13
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
As of February 28, 2025, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
7. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Year Ended February 28, 2025
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Money Market Fund ............................................................ $ 12,155 $ 12,155
Year Ended February 29, 2024
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Money Market Fund ............................................................ $ 13,570 $ 13,570
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Total
Accumulated
Earnings
(Loss)
Tax Exempt Money Market Fund ............................... $ 640 $ (639) $ 1 $ 1
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Tax Exempt Money Market Fund ........................ $ 426,678 $ — $ — $ —

14
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Tax Exempt Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Tax Exempt Money Market Fund (the “Fund”) (one of the
funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February 28, 2023 and each of the three years in the period ended March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February
28, 2023 and each of the three years in the period ended March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
15
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 28, 2025, the Fund designated tax-exempt distributions in the amount of $12,155 thousand.

Victory Portfolios III
16
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Tax Exempt Money Market Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
17
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements – was above the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were above the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund. The Board further took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”).
The Fund’s performance universe consisted of the Fund and all retail open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three- and five-year periods ended June 30, 2024, was below the average of its performance universe for the ten-year period ended June 30, 2024, and was below its Lipper index for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board noted the relatively narrow range of returns of the funds in the Fund’s peer group.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits –The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
18
(Unaudited)
maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40859-0425

February 28, 2025
Annual: Full Financials
Victory Tax Exempt Short-Term Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
12
Statement of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
16
Notes to Financial Statements (Form N-CSR Item 7) 19
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 26
Supplemental Information (Unaudited)
Additional Information
27
Advisory Contract Approval (Form N-CSR Item 11)
28

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Tax Exempt Short-Term Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.8%)
Alabama (7.0%):
Black Belt Energy Gas District Revenue
4 .00% , 10/1/52 , (Put Date 12/1/26) (a) .................................... $ 3,000 $ 3,020
Series A , 5 .00% , 9/1/25 .............................................. 200 201
Series A , 5 .00% , 9/1/26 .............................................. 200 204
Series B , 5 .00% , 9/1/26 .............................................. 2,330 2,379
Series B , 5 .00% , 10/1/55 , (Put Date 9/1/32) (a) .............................. 3,585 3,816
Series C , 5 .50% , 6/1/26 .............................................. 1,000 1,024
Series C , 5 .00% , 5/1/55 , (Put Date 7/1/31) (a) ............................... 2,000 2,131
Series C-1 , 5 .25% , 6/1/25 ............................................. 600 602
Series D , 5 .00% , 11/1/26 ............................................. 1,000 1,021
Series D2 , 4 .34% ( SOFR + 140 bps ) , 7/1/52 , (Put Date 6/1/27) (a) (b) ................ 3,300 3,349
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 8/1/30 ..................................................... 1,275 1,400
Energy Southeast A Cooperative District Revenue
Series B , 5 .00% , 12/1/26 ............................................. 250 256
Series B , 5 .00% , 6/1/27 .............................................. 200 206
Series B , 5 .00% , 12/1/27 ............................................. 250 259
Selma Industrial Development Board Revenue
1 .38% , 5/1/34 , (Put Date 6/16/25) (a) ..................................... 5,875 5,839
Series A , 3 .45% , 11/1/33 , (Put Date 10/1/31) (a) ............................. 4,525 4,597
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 7/1/25 .............................................. 640 643
Series A , 5 .00% , 7/1/26 .............................................. 1,755 1,785
Series A , 5 .00% , 11/1/26 .............................................. 2,060 2,093
Series A , 5 .00% , 11/1/27 .............................................. 1,975 2,024
Series A , 5 .00% , 6/1/31 .............................................. 325 342
Series A , 5 .00% , 11/1/33 .............................................. 2,070 2,184
Series B , 5 .25% , 3/1/55 , (Put Date 1/1/33) (a) ............................... 2,700 2,882
Series C , 5 .00% , 11/1/55 , (Put Date 11/1/32) (a) ............................. 1,500 1,607
The Southeast Alabama Gas Supply District Revenue
Series A , 5 .00% , 4/1/25 .............................................. 1,000 1,001
Series B , 5 .00% , 5/1/25 .............................................. 1,000 1,002
45,867
Arizona (1.3%):
Arizona IDA Revenue
3 .00% , 12/15/31 , Continuously Callable @100 (c) ............................ 415 386
Series B , 4 .00% , 7/1/31 .............................................. 250 255
Chandler IDA Revenue AMT , 4 .00% , 6/1/49 , (Put Date 6/1/29) (a) .................... 2,500 2,543
Maricopa County IDA Revenue
4 .00% , 7/1/29 (c) ................................................... 750 744
3 .00% , 7/1/31 (c) ................................................... 500 483
Sierra Vista IDA Revenue , 5 .00% , 6/15/34 , Continuously Callable @100 (c) ............. 1,250 1,289
Tempe IDA Revenue
Series A , 4 .00% , 12/1/26 ............................................. 240 240
Series A , 4 .00% , 12/1/27 ............................................. 355 354
Series A , 4 .00% , 12/1/28 ............................................. 365 362
Series A , 4 .00% , 12/1/29 ............................................. 380 376
Series A , 4 .00% , 12/1/30 , Continuously Callable @102 ........................ 495 492
Series A , 4 .00% , 12/1/31 , Continuously Callable @102 ........................ 465 462
The County of Pima IDA Revenue , Series A , 5 .75% , 11/15/25 (c) ..................... 660 666
8,652
Arkansas (1.0%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/30 ..................................................... 1,180 1,282
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,200 1,300
5 .00% , 9/1/44 , (Put Date 9/1/27) (a) ...................................... 4,000 4,158
6,740
California (4.5%):
California Community Choice Financing Authority Revenue
Series B , 5 .00% , 1/1/55 , (Put Date 12/1/32) (a) .............................. 4,000 4,255
Series C , 5 .00% , 8/1/55 , (Put Date 10/1/32) (a) .............................. 5,000 5,371

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series G , 5 .00% , 11/1/55 , (Put Date 8/1/32) (a) .............................. $ 2,500 $ 2,662
California County Tobacco Securitization Agency Revenue , Series A , 5 .00% , 6/1/30 ....... 200 217
California Health Facilities Financing Authority Revenue , Series A , 3 .85% , 11/15/27 ,
Continuously Callable @100 ........................................... 1,500 1,506
California Municipal Finance Authority Revenue AMT
Series A , 3 .80% , 7/1/41 , (Put Date 4/1/25) (a) ............................... 4,250 4,237
Series A , 3 .75% , 11/1/46 , (Put Date 3/3/25) (a) .............................. 2,250 2,250
California Pollution Control Financing Authority Revenue AMT , 3 .70% , 7/1/43 , (Put Date
2/18/25) (a) (c) ..................................................... 1,500 1,499
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2024-DBE-8152 , 1 .30% , 7/1/54 , Continuously Callable @100 (c) (d) .......... 5,000 5,000
Newman-Crows Landing Unified School District, GO , 8/1/25 (e) ..................... 1,000 989
Sierra View Local Health Care District Revenue
5 .00% , 7/1/27 ..................................................... 315 329
5 .00% , 7/1/28 ..................................................... 330 350
5 .00% , 7/1/29 ..................................................... 315 339
5 .00% , 7/1/30 ..................................................... 310 338
Southern California Public Power Authority Revenue , Series A , 5 .00% , 9/1/26 ........... 235 240
29,582
Colorado (0.6%):
Colorado Health Facilities Authority Revenue
5 .00% , 11/1/25 ..................................................... 350 355
Series A , 5 .00% , 8/1/29 .............................................. 500 539
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 1,950 2,113
Southlands Metropolitan District No. 1, GO , Series A-1 , 3 .50% , 12/1/27 ................ 600 592
3,599
Connecticut (2.0%):
City of Bridgeport, GO , Series B , 5 .00% , 8/15/26 ................................ 3,450 3,559
City of New Haven, GO
Series A , 5 .00% , 8/1/25 .............................................. 580 584
Series A , 5 .00% , 8/1/26 .............................................. 580 595
Series A , 5 .00% , 8/1/27 .............................................. 1,000 1,043
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 2/1/27 .............................................. 600 624
Series B , 5 .00% , 2/1/28 .............................................. 525 556
Series B , 5 .00% , 2/1/29 .............................................. 550 592
City of West Haven, GO
Series A , 5 .00% , 3/27/25 ............................................. 1,675 1,677
Series A , 5 .00% , 11/1/27 .............................................. 650 680
Connecticut State Health & Educational Facilities Authority Revenue , Series B-2 , 5 .00% ,
7/1/53 , (Put Date 1/1/27) (a) ........................................... 3,000 3,103
13,013
Florida (2.4%):
Alachua County Health Facilities Authority Revenue , 5 .00% , 12/1/37 , (Put Date 12/1/26) (a) . 3,000 3,063
Capital Trust Agency, Inc. Revenue , 4 .00% , 8/1/30 ............................... 160 161
Capital Trust Authority Revenue , Series A , 4 .25% , 12/15/34 , Continuously Callable @100 .. 3,000 2,943
City of Pompano Beach Revenue , 3 .50% , 9/1/30 , Continuously Callable @103 ........... 3,590 3,478
City of Venice Revenue
Series B-1 , 4 .63% , 1/1/30 , Continuously Callable @100 (c) ..................... 750 751
Series B-2 , 4 .50% , 1/1/30 , Continuously Callable @100 (c) ..................... 575 575
County of Escambia Revenue , Series B , 3 .45% , 11/1/33 , (Put Date 10/1/31) (a) ........... 1,500 1,526
Florida Development Finance Corp. Revenue
Series A , 5 .00% , 6/15/27 ............................................. 390 405
Series A , 5 .00% , 6/15/28 , Continuously Callable @100 ........................ 410 423
Series A , 5 .00% , 6/15/29 , Continuously Callable @100 ........................ 360 371
Series A , 5 .00% , 6/15/30 , Continuously Callable @100 ........................ 475 489
Florida Higher Educational Facilities Financial Authority Revenue , 5 .00% , 10/1/25 ........ 445 450
Lee County IDA Revenue , Series B-1 , 4 .75% , 11/15/29 , Continuously Callable @100 ...... 1,000 1,005
15,640
Georgia (5.4%):
George L Smith II Congress Center Authority Revenue , 2 .38% , 1/1/31 ................. 1,000 917
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/28 ............................................. 1,000 1,042

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 5/15/29 ............................................. $ 1,775 $ 1,869
Series B , 5 .00% , 12/1/52 , (Put Date 6/1/29) (a) .............................. 6,000 6,255
Series C , 5 .00% , 12/1/25 ............................................. 1,000 1,012
Series C , 5 .00% , 12/1/54 , (Put Date 12/1/31) (a) ............................. 12,500 13,289
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (a) .............................. 2,000 2,108
The Burke County Development Authority Revenue
2 .88% , 12/1/49 , (Put Date 8/19/25) (a) .................................... 1,775 1,770
Series 4 , 3 .80% , 10/1/32 , (Put Date 5/21/26) (a) .............................. 1,000 1,008
The Development Authority of Cobb County Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (a) ....................................................... 5,000 4,658
The Development Authority of Monroe County Revenue , 3 .88% , 6/1/42 , (Put Date 3/6/26) (a) 1,500 1,512
35,440
Illinois (8.3%):
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/27 ............................................. 1,400 1,401
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,000 1,038
Chicago Park District, GO
Series F-2 , 5 .00% , 1/1/27 ............................................. 600 622
Series F-2 , 5 .00% , 1/1/28 ............................................. 1,000 1,054
Series F-2 , 5 .00% , 1/1/29 ............................................. 1,000 1,070
Series F-2 , 5 .00% , 1/1/30 ............................................. 1,305 1,418
Series F-2 , 5 .00% , 1/1/31 , Continuously Callable @100 ....................... 2,115 2,293
Series F-2 , 5 .00% , 1/1/32 , Continuously Callable @100 ....................... 1,750 1,893
Chicago Park District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
1/1/31 , Continuously Callable @100 ..................................... 750 775
Chicago Transit Authority Capital Grant Receipts Revenue
5 .00% , 6/1/25 ..................................................... 1,720 1,728
5 .00% , 6/1/26 ..................................................... 1,000 1,026
City of Chicago Lakeshore East Special Assessment
2 .53% , 12/1/25 (c) .................................................. 328 324
2 .69% , 12/1/26 (c) .................................................. 305 297
2 .87% , 12/1/27 (c) .................................................. 255 246
City of Chicago Waterworks Revenue
5 .00% , 11/1/25 ..................................................... 4,000 4,054
5 .00% , 11/1/26 ..................................................... 1,000 1,033
Series A-1 , 5 .00% , 11/1/25 ............................................ 2,000 2,027
Series A-1 , 4 .00% , 11/1/26 ............................................ 2,500 2,542
Illinois Development Finance Authority Revenue AMT , Series A , 4 .25% , 11/1/44 , (Put Date
11/3/25) (a) ....................................................... 2,000 2,006
Illinois Finance Authority Revenue
5 .00% , 10/1/29 .................................................... 500 539
5 .00% , 10/1/30 .................................................... 250 272
Series B , 5 .00% , 10/1/34 (c) ........................................... 900 934
Series B , 2 .56% ( MUNIPSA + 70 bps ) , 5/1/42 , (Put Date 5/1/26) (a) (b) .............. 2,250 2,250
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5 .00% , 10/1/30 .................................................... 325 345
5 .00% , 10/1/31 , Continuously Callable @100 ............................... 450 480
Series B , 5 .00% , 4/1/30 .............................................. 250 265
Sales Tax Securitization Corp. Revenue , Series A , 5 .00% , 1/1/30 ..................... 2,000 2,178
State of Illinois, GO
Series A , 5 .00% , 11/1/25 .............................................. 5,000 5,067
Series C , 5 .00% , 11/1/29 , Continuously Callable @100 ........................ 8,985 9,376
The Illinois Sports Facilities Authority Revenue
5 .00% , 6/15/28 .................................................... 1,000 1,039
5 .00% , 6/15/30 .................................................... 1,500 1,588
5 .00% , 6/15/31 .................................................... 575 613
5 .00% , 6/15/32 , Continuously Callable @100 ............................... 480 511
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 4/1/29 ..................................................... 750 762
4 .00% , 4/1/30 ..................................................... 750 764
53,830
Indiana (1.7%):
City of Rockport Revenue , Series A , 3 .13% , 7/1/25 ............................... 1,500 1,499

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Indiana Bond Bank Revenue
1/15/27 (e) ........................................................ $ 1,280 $ 1,213
1/15/28 (e) ........................................................ 1,100 1,009
1/15/29 (e) ........................................................ 565 501
7/15/29 , Continuously Callable @99 (e) ................................... 730 607
Indiana Finance Authority Revenue
5 .00% , 4/1/25 ..................................................... 750 751
5 .00% , 4/1/26 ..................................................... 790 800
5 .00% , 4/1/27 ..................................................... 830 850
5 .00% , 4/1/28 ..................................................... 870 899
5 .00% , 4/1/29 ..................................................... 1,180 1,230
Indiana Finance Authority Revenue AMT , Series A , 3 .85% , 5/1/28 , (Put Date 9/3/24) (a) .... 2,000 2,000
11,359
Kentucky (10.5%):
City of Ashland Revenue
5 .00% , 2/1/28 ..................................................... 1,775 1,872
5 .00% , 2/1/30 ..................................................... 740 804
County of Carroll Revenue , 1 .55% , 9/1/42 , (Put Date 9/1/26) (a) ...................... 5,000 4,863
County of Knott Revenue AMT , 4 .00% , 3/28/44 , (Put Date 4/1/25) (a) (c) ............... 5,000 5,003
County of Owen Revenue
Series A , 2 .45% , 6/1/39 , (Put Date 10/1/29) (a) .............................. 10,000 9,578
Series B , 2 .45% , 9/1/39 , (Put Date 10/1/29) (a) .............................. 5,000 4,680
Kentucky Economic Development Finance Authority Revenue , 4 .50% , 10/1/27 , Continuously
Callable @100 ..................................................... 5,000 5,002
Kentucky Public Energy Authority Revenue
Series A , 5 .00% , 7/1/25 .............................................. 375 376
Series A , 5 .00% , 5/1/55 , (Put Date 7/1/30) (a) ............................... 1,000 1,052
Series A , 5 .25% , 6/1/55 , (Put Date 12/1/29) (a) .............................. 5,000 5,332
Series B , 5 .00% , 8/1/25 .............................................. 500 503
Series B , 5 .00% , 2/1/26 .............................................. 275 279
Series B , 5 .00% , 1/1/55 , (Put Date 8/1/32) (a) ............................... 1,000 1,075
Series C , 4 .00% , 2/1/50 , (Put Date 2/1/28) (a) ............................... 3,370 3,395
Series C-1 , 4 .00% , 12/1/49 , (Put Date 6/1/25) (a) ............................. 10,000 10,012
Series C-3 , 2 .91% ( MUNIPSA + 105 bps ) , 12/1/49 , (Put Date 6/1/25) (a) (b) ........... 10,000 9,997
Louisville/Jefferson County Metropolitan Government Revenue , Series D , 5 .00% , 10/1/47 ,
(Put Date 10/1/29) (a) ................................................ 4,000 4,298
68,121
Louisiana (0.7%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 2 .00% , 6/1/30 , Continuously Callable @100 ................. 1,000 921
Tangipahoa Parish Hospital Service District No. 1 Revenue , 5 .00% , 2/1/32 , Continuously
Callable @100 ..................................................... 3,470 3,710
4,631
Maryland (1.9%):
Maryland Economic Development Corp. Revenue
Series A , 5 .00% , 6/1/25 .............................................. 1,500 1,506
Series A , 5 .00% , 6/1/26 .............................................. 2,000 2,041
Series A , 5 .00% , 6/1/27 .............................................. 1,340 1,387
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/28 ..................................................... 1,910 2,024
5 .00% , 7/1/29 ..................................................... 1,130 1,211
5 .00% , 7/1/30 ..................................................... 1,000 1,081
Town of Chestertown Revenue
Series A , 5 .00% , 3/1/31 .............................................. 1,475 1,574
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,550 1,651
12,475
Massachusetts (1.4%):
Massachusetts Development Finance Agency Revenue
5 .00% , 7/1/25 ..................................................... 1,250 1,255
5 .00% , 7/1/26 ..................................................... 1,500 1,525
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,425 1,468
Series S , 5 .00% , 7/15/26 (c) ............................................ 310 319
Series S , 5 .00% , 7/15/28 (c) ............................................ 340 363

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series S , 5 .00% , 7/15/30 (c) ............................................ $ 640 $ 705
Series T1 , 2 .46% ( MUNIPSA + 60 bps ) , 7/1/49 , (Put Date 1/29/26) (a) (b) (c) .......... 2,500 2,489
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 5 .00% , 10/1/30 ........................................ 975 1,058
9,182
Michigan (1.8%):
Flint Hospital Building Authority Revenue
5 .00% , 7/1/29 ..................................................... 1,995 2,034
5 .00% , 7/1/30 ..................................................... 2,290 2,337
Michigan Finance Authority Revenue
4 .00% , 2/1/27 ..................................................... 95 96
4 .00% , 2/1/32 ..................................................... 285 280
Michigan Strategic Fund Revenue AMT , 4 .13% , 8/1/27 ............................ 5,000 5,074
Summit Academy North Revenue
2 .25% , 11/1/26 ..................................................... 550 537
4 .00% , 11/1/31 , Continuously Callable @103 ............................... 1,565 1,519
11,877
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue , 2 .86% , 11/1/26 , Continuously
Callable @100 (d) ................................................... 475 475
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 4,000 3,971
Missouri (0.1%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/26 ..................................................... 205 208
4 .00% , 8/1/28 ..................................................... 415 424
4 .00% , 8/1/30 ..................................................... 295 303
935
Nebraska (2.2%):
Central Plains Energy Project Revenue , Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) (a) ...... 6,000 6,314
County of Douglas Revenue , 2 .39% ( MUNIPSA + 53 bps ) , 7/1/35 , (Put Date 9/1/26) (a) (b) .... 7,765 7,665
13,979
Nevada (0.4%):
County of Clark Revenue , Series R , 3 .75% , 1/1/36 , (Put Date 3/31/26) (a) ............... 2,500 2,511
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue
5 .00% , 12/1/28 , Continuously Callable @100 (c) ............................. 1,000 1,001
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 280 273
4 .00% , 1/1/31 , Continuously Callable @103 ............................... 295 285
1,559
New Mexico (1.8%):
City of Farmington Revenue
Series A , 2 .15% , 4/1/33 , Continuously Callable @101 ......................... 5,000 4,308
Series C , 3 .88% , 6/1/40 , (Put Date 6/1/29) (a) ............................... 1,000 1,019
Series E , 3 .88% , 6/1/40 , (Put Date 6/1/29) (a) ............................... 600 611
New Mexico Hospital Equipment Loan Council Revenue
5 .00% , 6/1/27 ..................................................... 770 795
5 .00% , 6/1/28 ..................................................... 780 814
5 .00% , 6/1/29 ..................................................... 835 877
5 .00% , 6/1/30 ..................................................... 525 555
5 .00% , 6/1/31 , Continuously Callable @100 ............................... 690 728
Village of Los Ranchos de Albuquerque Revenue
5 .00% , 9/1/28 ..................................................... 840 893
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 300 327
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 3 .75% ,
5/1/28 (c) ......................................................... 744 735
11,662
New York (14.0%):
Build NYC Resource Corp. Revenue , Series A , 3 .40% , 7/1/27 ....................... 185 185
City of Dunkirk, GO , 7 .50% , 7/24/25 (c) ....................................... 5,000 5,020
City of Mount Vernon, GO
4 .75% , 12/23/25 .................................................... 6,500 6,547

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
7
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .50% , 5/30/25 (c) ........................................... $ 3,300 $ 3,307
Series B , 5 .25% , 5/30/25 (c) ........................................... 3,204 3,226
City of New York, GO , Series B-3 , 1 .15% , 10/1/46 , Continuously Callable @100 (d) ....... 4,600 4,600
City of Poughkeepsie, GO
4 .00% , 4/15/25 .................................................... 215 215
4 .00% , 4/15/26 .................................................... 230 231
Long Island Power Authority Revenue , Series C , 2 .31% ( MUNIPSA + 45 bps ) , 9/1/38 , (Put Date
9/1/25) (a) (b) ...................................................... 10,500 10,429
Metropolitan Transportation Authority Revenue
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (a) ........................... 1,830 2,014
Series A3 , 3 .59% ( SOFR + 65 bps ) , 11/15/42 , (Put Date 4/1/26) (a) (b) ............... 10,000 9,915
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series 2 , 3 .74% ( SOFR + 80 bps ) , 11/1/32 , (Put Date 4/1/26) (a) (b) ................. 2,000 2,006
Mount Vernon City School District, GO , 5 .00% , 6/30/25 ........................... 10,000 10,021
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 1,650 1,556
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 14,950 13,843
Series A , 1 .90% , 11/15/31 , Continuously Callable @100 ....................... 2,000 1,715
New York State Dormitory Authority Revenue , 5 .00% , 12/1/25 (c) .................... 1,200 1,204
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series A ,
5 .13% , 8/1/50 , Continuously Callable @100 (c) (d) ........................... 9 9
Troy Capital Resource Corp. Revenue
5 .00% , 8/1/26 , Continuously Callable @100 ............................... 1,050 1,067
5 .00% , 9/1/27 ..................................................... 1,250 1,309
Village of Sylvan Beach, GO
5 .75% , 1/15/26 , Continuously Callable @100 ............................... 6,500 6,514
Series B , 5 .88% , 5/30/25 , Continuously Callable @100 ........................ 4,615 4,622
Village of Washingtonville, GO , 6 .25% , 6/26/25 ................................. 1,300 1,310
90,865
North Carolina (1.5%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
3 .45% , 11/1/33 , (Put Date 10/1/31) (a) .................................... 1,100 1,119
Series A , 1 .38% , 5/1/34 , (Put Date 6/16/25) (a) .............................. 2,000 1,986
North Carolina Housing Finance Agency Revenue , 3 .38% , 7/1/48 , (Put Date 7/15/25) (a) .... 1,900 1,903
North Carolina Medical Care Commission Revenue
Series A , 4 .00% , 10/1/27 ............................................. 600 608
Series B-1 , 2 .55% , 9/1/26 , Continuously Callable @100 ....................... 1,575 1,575
Series B-1 , 4 .25% , 10/1/28 , Continuously Callable @100 ...................... 250 251
Series B-1 , 4 .75% , 9/1/29 , Continuously Callable @100 ....................... 410 410
Series B2 , 2 .30% , 9/1/25 , Continuously Callable @100 ........................ 1,250 1,240
Series B-2 , 4 .50% , 9/1/29 , Continuously Callable @100 ....................... 625 621
9,713
North Dakota (0.4%):
City of Grand Forks Revenue
5 .00% , 12/1/31 .................................................... 1,200 1,288
5 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,300 1,392
2,680
Ohio (2.0%):
Akron Bath Copley Joint Township Hospital District Revenue
5 .00% , 11/15/29 .................................................... 275 293
5 .00% , 11/15/30 .................................................... 350 376
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 300 321
Cleveland-Cuyahoga County Port Authority Revenue , Series A , 5 .25% , 1/1/34 , Continuously
Callable @102 (c) ................................................... 500 501
County of Allen Hospital Facilities Revenue , 5 .00% , 12/1/30 , Continuously Callable @100 .. 2,000 2,197
County of Hamilton Revenue , 5 .00% , 9/15/29 .................................. 1,345 1,411
Ohio Air Quality Development Authority Revenue , Series B , 2 .40% , 12/1/38 , (Put Date
10/1/29) (a) ....................................................... 3,250 3,160
Ohio Air Quality Development Authority Revenue AMT , Series A , 3 .75% , 1/1/29 ......... 1,000 1,003
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/25 , Continuously Callable @100 ... 1,000 1,000
State of Ohio Revenue
5 .00% , 11/15/27 .................................................... 425 444
5 .00% , 11/15/30 .................................................... 710 760

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
8
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 11/15/31 , Continuously Callable @100 .............................. $ 465 $ 497
Series A , 5 .00% , 1/15/30 ............................................. 1,000 1,089
13,052
Oklahoma (0.9%):
Muskogee Industrial Trust Revenue , 4 .00% , 9/1/28 ............................... 5,000 5,016
Oklahoma Development Finance Authority Revenue , Series B , 5 .00% , 8/15/25 ........... 550 553
5,569
Oregon (1.1%):
County of Gilliam Revenue AMT , Series A , 4 .25% , 7/1/38 , (Put Date 7/2/29) (a) .......... 6,250 6,472
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/28 ............................................. 150 160
Series A , 5 .00% , 10/1/29 ............................................. 300 323
Series A , 5 .00% , 10/1/30 ............................................. 300 326
7,281
Pennsylvania (5.0%):
Chester County IDA Revenue , 5 .00% , 3/1/27 , Continuously Callable @100 ............. 3,375 3,440
Clairton Municipal Authority Revenue
Series A , 4 .00% , 12/1/29 ............................................. 860 866
Series B , 5 .00% , 12/1/25 ............................................. 650 656
Series B , 5 .00% , 12/1/26 ............................................. 675 689
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 8/1/25 .. 800 807
Commonwealth Financing Authority Revenue , 5 .00% , 6/1/26 ....................... 2,000 2,053
County of Lehigh Revenue
5 .00% , 7/1/28 ..................................................... 1,750 1,852
5 .00% , 7/1/29 ..................................................... 2,000 2,147
Delaware County Authority Revenue
5 .00% , 10/1/25 .................................................... 525 528
5 .00% , 10/1/30 .................................................... 1,200 1,221
Latrobe IDA Revenue
5 .00% , 3/1/28 ..................................................... 135 140
5 .00% , 3/1/29 ..................................................... 175 183
5 .00% , 3/1/30 ..................................................... 150 158
5 .00% , 3/1/31 ..................................................... 175 185
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/15/25 .................................................... 550 559
5 .00% , 12/15/26 , Continuously Callable @100 .............................. 500 507
5 .00% , 12/15/27 , Continuously Callable @100 .............................. 1,000 1,015
Pennsylvania Economic Development Financing Authority Revenue AMT
Series A , 4 .15% , 4/1/34 , (Put Date 7/15/24) (a) .............................. 2,250 2,249
Series A , 4 .25% , 8/1/37 , (Put Date 8/1/25) (a) ............................... 3,000 3,010
Pennsylvania Turnpike Commission Registration Fee Revenue , 3 .76% ( MUNIPSA + 85 bps ) ,
7/15/41 , (Put Date 7/15/26) (a) (b) ........................................ 2,500 2,493
Philadelphia IDA Revenue
5 .00% , 6/15/28 (c) .................................................. 210 215
5 .00% , 6/15/29 , Continuously Callable @100 (c) ............................. 220 225
5 .00% , 6/15/30 , Continuously Callable @100 (c) ............................. 145 148
Series A , 5 .50% , 7/1/61 , Callable 8/6/25 @ 100 (c) (d) ......................... 5,000 5,000
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 177 180
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 89 96
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 1,190 1,187
Series B1 , 0.00% , 6/30/44 , Continuously Callable @87 (f) ...................... 595 441
32,250
South Carolina (0.4%):
Piedmont Municipal Power Agency Revenue , Series D , 4 .00% , 1/1/32 , Continuously Callable
@100 ........................................................... 2,220 2,300
South Dakota (0.2%):
South Dakota Health & Educational Facilities Authority Revenue
2 .86% , 11/1/25 , Continuously Callable @100 (d) ............................. 330 330
2 .86% , 11/1/27 , Continuously Callable @100 (d) ............................. 900 900
1,230
Tennessee (2.1%):
Lewisburg Industrial Development Board Revenue AMT , 3 .70% , 7/2/35 , (Put Date 5/1/25) (a) 3,750 3,748

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
9
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tennergy Corp. Revenue
Series A , 5 .25% , 12/1/25 ............................................. $ 550 $ 555
Series A , 4 .00% , 12/1/51 , (Put Date 9/1/28) (a) .............................. 4,130 4,177
Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (a) ............................. 5,000 5,371
13,851
Texas (11.9%):
City of Dallas Housing Finance Corp. Revenue , 5 .00% , 7/1/26 , (Put Date 12/1/25) (a) ...... 2,750 2,794
City of Galveston Wharves & Terminal Revenue AMT
Series A , 5 .00% , 8/1/26 .............................................. 250 256
Series A , 5 .00% , 8/1/27 .............................................. 280 290
Series A , 5 .00% , 8/1/28 .............................................. 230 240
Series A , 5 .00% , 8/1/29 .............................................. 250 264
Series A , 5 .00% , 8/1/30 .............................................. 345 366
Series A , 5 .00% , 8/1/31 .............................................. 660 704
City of San Antonio Electric & Gas Systems Revenue , 2 .73% ( MUNIPSA + 87 bps ) , 2/1/48 , (Put
Date 12/1/25) (a) (b) ................................................. 5,000 5,003
County of Wise Revenue
5 .00% , 8/15/29 .................................................... 880 920
5 .00% , 8/15/31 .................................................... 680 721
5 .00% , 8/15/32 , Continuously Callable @100 ............................... 450 476
5 .00% , 8/15/33 , Continuously Callable @100 ............................... 930 981
Harris County Cultural Education Facilities Finance Corp. Revenue , 5 .00% , 7/1/49 , (Put Date
12/1/26) (a) ....................................................... 1,400 1,445
Houston Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2024-DBE-
8153 , 1 .35% , 3/1/60 , Continuously Callable @100 (c) (d) ....................... 4,990 4,990
Martin County Hospital District, GO
4 .00% , 4/1/27 ..................................................... 300 304
4 .00% , 4/1/29 ..................................................... 405 416
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 350 363
Mission Economic Development Corp. Revenue AMT
3 .70% , 1/1/26 , (Put Date 8/1/24) (a) ...................................... 1,500 1,499
Series A , 3 .70% , 5/1/50 , (Put Date 5/1/25) (a) ............................... 1,250 1,249
Series B , 3 .75% , 7/1/40 , (Put Date 3/3/25) (a) ............................... 3,000 2,987
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 7/1/26 (g) ............................................ 1,087 1,081
Series A , 5 .00% , 7/1/27 (g) ............................................ 2,300 2,286
Series A , 5 .00% , 7/1/28 (g) ............................................ 2,135 2,122
Port of Port Arthur Navigation District Revenue
Series A , 1 .20% , 4/1/40 , Continuously Callable @100 (d) ...................... 13,300 13,300
Series B , 1 .20% , 4/1/40 , Continuously Callable @100 (d) ...................... 16,550 16,550
Series C , 1 .30% , 4/1/40 , Continuously Callable @100 (d) ...................... 8,655 8,655
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 2,000 2,073
Texas Municipal Gas Acquisition & Supply Corp. V Revenue
5 .00% , 1/1/26 ..................................................... 450 456
5 .00% , 1/1/55 , (Put Date 1/1/34) (a) ...................................... 2,000 2,158
Texas Private Activity Bond Surface Transportation Corp. Revenue , 4 .00% , 6/30/31 ,
Continuously Callable @100 ........................................... 2,355 2,450
77,399
Vermont (0.3%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/29 , Continuously Callable @103 ............................... 445 442
4 .00% , 5/1/30 , Continuously Callable @103 ............................... 230 228
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/26 ..... 1,000 1,025
1,695
Virginia (1.6%):
James City County Economic Development Authority Revenue
Series A , 4 .00% , 12/1/30 , Continuously Callable @103 ........................ 220 218
Series C3 , 5 .25% , 12/1/27 , Continuously Callable @100 ....................... 1,000 1,001
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 1 .35% , 6/1/63 , Continuously Callable @100 (c) (d) .......... 1,400 1,400
Marquis Community Development Authority of York County Revenue , 1 .50% , 9/1/45 (c) (g) (h) 1,074 301
Marquis Community Development Authority of York County Tax Allocation
Series A , 1 .02% , 9/1/36 (g) (h) .......................................... 3,506 982

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
10
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series C , 9/1/41 (e) (h) ................................................ $ 5,111 $ 5
Prince William County IDA Revenue , 5 .00% , 1/1/31 , Continuously Callable @102 ........ 1,700 1,705
Virginia Housing Development Authority Revenue , Series F , 3 .63% , 7/1/55 , (Put Date
4/1/26) (a) ........................................................ 2,000 2,000
Virginia Small Business Financing Authority Revenue , Series A , 5 .00% , 1/1/30 , Continuously
Callable @103 ..................................................... 1,250 1,329
Virginia Small Business Financing Authority Revenue AMT , 4 .00% , 11/1/52 , (Put Date
11/20/25) (a) ....................................................... 1,500 1,502
10,443
Washington (0.9%):
Washington Health Care Facilities Authority Revenue
5 .00% , 8/15/26 .................................................... 2,000 2,052
5 .00% , 8/15/27 .................................................... 2,175 2,266
Series B-3 , 5 .00% , 8/1/49 , Continuously Callable @100 ....................... 1,000 1,015
Washington State Housing Finance Commission Revenue
Series A , 5 .00% , 7/1/25 .............................................. 345 347
Series A , 5 .00% , 7/1/26 .............................................. 290 296
5,976
Wisconsin (1.6%):
Public Finance Authority Revenue
4 .00% , 3/1/25 (c) ................................................... 1,075 1,075
4 .00% , 3/1/26 (c) ................................................... 1,510 1,504
4 .00% , 3/1/27 (c) ................................................... 795 786
4 .00% , 3/1/28 (c) ................................................... 840 825
3 .25% , 1/1/30 ..................................................... 1,795 1,699
5 .00% , 4/1/30 (c) ................................................... 500 513
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/26 ..................................................... 345 345
4 .00% , 3/15/30 .................................................... 400 408
Series B , 4 .00% , 9/15/26 ............................................. 110 111
Series B , 4 .00% , 9/15/27 ............................................. 140 142
Series B , 4 .00% , 9/15/28 , Continuously Callable @103 ........................ 200 202
Series B , 4 .00% , 9/15/29 , Continuously Callable @103 ........................ 305 306
Series B , 4 .00% , 9/15/30 , Continuously Callable @103 ........................ 320 320
Series B , 4 .00% , 9/15/31 , Continuously Callable @103 ........................ 315 314
Series B-2 , 5 .00% , 2/15/51 , (Put Date 2/15/27) (a) ............................ 2,000 2,051
10,601
Total Municipal Bonds (Cost $664,352)
a
a
a
650,005
Total Investments (Cost $664,352) — 99.8% 650,005
Other assets in excess of liabilities —  0.2% 1,588
NET ASSETS - 100.00% $ 651,593
(a) Put Bond.
(b) Variable or Floating-Rate Security. Rate disclosed is as of February 28, 2025.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2025, the fair value of these securities was
$54,058 (thousands) and amounted to 8.3% of net assets.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Zero-coupon bond.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
11
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Statement of Assets and Liabilities
February 28, 2025
12
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Tax Exempt
Short-Term Fund
Assets:
Investments, at value (Cost $664,352) $ 650,005
Cash 817
Receivables:
Interest 6,642
Capital shares issued 92
From Adviser 9
Prepaid expenses 10
Total Assets 657,575
Liabilities:
Payables:
Distributions 67
Investments purchased 5,269
Capital shares redeemed 352
Accrued expenses and other payables:
Investment advisory fees 140
Administration fees 74
Custodian fees — (a)
Transfer agent fees 32
Compliance fees — (a)
Trustees' fees 1
12b-1 fees — (a)
Other accrued expenses 47
Total Liabilities 5,982
Commitments and contingencies (Note 4 )
Net Assets:
Capital 696,558
Total accumulated earnings (loss) (44,965)
Net Assets $ 651,593
Net Assets:
Fund Shares $ 628,391
Institutional Shares 19,546
Class A 3,656
Total $ 651,593
Shares (unlimited number of shares authorized with no par value):
Fund Shares 61,236
Institutional Shares 1,904
Class A 355
Total 63,495
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10 .26
Institutional Shares 10 .27
Class A 10 .28
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .52
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Tax Exempt
Short-Term Fund
Investment Income:
Interest $ 22,576
Total Income 22,576
Expenses:
Investment advisory fees 1,549
Administration fees — Fund Shares 970
Administration fees — Institutional Shares 20
Administration fees — Class A 5
Sub-Administration fees 25
12b-1 fees — Class A 9
Custodian fees 28
Transfer agent fees — Fund Shares 296
Transfer agent fees — Institutional Shares 21
Transfer agent fees — Class A 4
Trustees' fees 46
Compliance fees 6
Legal and audit fees 63
State registration and filing fees 73
Other expenses 82
Recoupment of prior expenses waived/reimbursed by Adviser 5
Total Expenses 3,202
Less fees paid indirectly (28)
Expenses waived/reimbursed by Adviser (85)
Net Expenses 3,089
Net Investment Income (Loss) 19,487
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 233
Net change in unrealized appreciation/depreciation on investment securities 8,402
Net realized/unrealized gains (losses) on investments 8,635
Change in net assets resulting from operations $ 28,122

14
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Short-Term
Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 19,487 $ 20,827
Net realized gains (losses) 233 (626)
Net change in unrealized appreciation/depreciation 8,402 10,453
Change in net assets resulting from operations 28,122 30,654
Distributions to Shareholders:
Fund Shares (18,796) (20,205)
Institutional Shares (592) (668)
Class A (95) (114)
Change in net assets resulting from distributions to shareholders (19,483) (20,987)
Change in net assets resulting from capital transactions (53,040) (95,379)
Change in net assets (44,401) (85,712)
Net Assets:
Beginning of period 695,994 781,706
End of period $ 651,593 $ 695,994

15
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Short-Term
Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 43,953 $ 47,257
Distributions reinvested 16,688 17,938
Cost of shares redeemed (113,315) (152,448)
Total Fund Shares $ (52,674) $ (87,253)
Institutional Shares
Proceeds from shares issued $ 9,074 $ 6,782
Distributions reinvested 474 460
Cost of shares redeemed (9,429) (15,312)
Total Institutional Shares $ 119 $ (8,070)
Class A
Proceeds from shares issued $ 617 $ 1,686
Distributions reinvested 88 101
Cost of shares redeemed (1,190) (1,843)
Total Class A $ (485) $ (56)
Change in net assets resulting from capital transactions $ (53,040) $ (95,379)
Share Transactions:
Fund Shares
Issued 4,318 4,699
Reinvested 1,641 1,789
Redeemed (11,141) (15,196)
Total Fund Shares (5,182) (8,708)
Institutional Shares
Issued 893 675
Reinvested 47 46
Redeemed (926) (1,530)
Total Institutional Shares 14 (809)
Class A
Issued 60 168
Reinvested 9 10
Redeemed (118) (184)
Total Class A (49) (6)
Change in Shares (5,217) (9,523)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Fund Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.13 $9.99 $10.24 $10.63 $10.32 $10.48
Investment Activities:
Net investment income (loss)(b) 0.30 0.28 0.20 0.13 0.14 0.19
Net realized and unrealized gains (losses) 0.13 0.15 (0.25) (0.39) 0.31 (0.16)
Total from Investment Activities 0.43 0.43 (0.05) (0.26) 0.45 0.03
Distributions to Shareholders from:
Net investment income (0.30) (0.29) (0.20) (0.13) (0.14) (0.19)
Total Distributions (0.30) (0.29) (0.20) (0.13) (0.14) (0.19)
Net Asset Value, End of Period $10.26 $10.13 $9.99 $10.24 $10.63 $10.32
Total Return(c)(d) 4.27% 4.34% (0.51)% (2.52)% 4.42% 0.23%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.46%( i ) 0.50%( i ) 0.49% 0.56% 0.53% 0.51%
Net Investment Income (Loss)(e) 2.91% 2.83% 2.13% 1.18% 1.37% 1.77%
Gross Expenses(e)(h) 0.47%( i ) 0.50%( i ) 0.50% 0.56% 0.54% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $628,391 $672,740 $750,619 $983,453 $1,181,011 $1,271,899
Portfolio Turnover(c)(j) 31% 13% 17% 16% 66%(k) 54%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

17
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Institutional Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.13 $10.00 $10.25 $10.64 $10.50
Investment Activities:
Net investment income (loss)(c) 0.30 0.29 0.20 0.14 0.11
Net realized and unrealized gains (losses) 0.14 0.13 (0.25) (0.40) 0.14
Total from Investment Activities 0.44 0.42 (0.05) (0.26) 0.25
Distributions to Shareholders from:
Net investment income (0.30) (0.29) (0.20) (0.13) (0.11)
Total Distributions (0.30) (0.29) (0.20) (0.13) (0.11)
Net Asset Value, End of Period $10.27 $10.13 $10.00 $10.25 $10.64
Total Return(d)(e) 4.41% 4.27% (0.49)% (2.43)% 2.39%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.42%( i ) 0.46%( i ) 0.46% 0.48% 0.47%
Net Investment Income (Loss)(f) 2.95% 2.87% 2.15% 1.28% 1.33%
Gross Expenses(f)(h) 0.63%( i ) 0.57%( i ) 0.59% 0.55% 0.69%
Supplemental Data:
Net Assets at end of period (000's) $19,546 $19,154 $26,983 $41,969 $25,038
Portfolio Turnover(d)(j) 31% 13% 17% 16% 66%(k )
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Class A
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.14 $10.00 $10.26 $10.64 $10.34 $10.49
Investment Activities:
Net investment income (loss)(b) 0.28 0.27 0.17 0.10 0.12 0.16
Net realized and unrealized gains (losses) 0.14 0.14 (0.25) (0.38) 0.30 (0.15)
Total from Investment Activities 0.42 0.41 (0.08) (0.28) 0.42 0.01
Distributions to Shareholders from:
Net investment income (0.28) (0.27) (0.18) (0.10) (0.12) (0.16)
Total Distributions (0.28) (0.27) (0.18) (0.10) (0.12) (0.16)
Net Asset Value, End of Period $10.28 $10.14 $10.00 $10.26 $10.64 $10.34
Total Return (excludes sales charge)(c)(d) 4.15% 4.16% (0.76)% (2.64)% 4.07% 0.09%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.66%( i ) 0.67%( i ) 0.67% 0.78% 0.76% 0.75%
Net Investment Income (Loss)(e) 2.71% 2.66% 1.87% 0.96% 1.12% 1.54%
Gross Expenses(e)(h) 1.26%( i ) 1.11%( i ) 0.98% 0.93% 0.88% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $3,656 $4,100 $4,104 $12,792 $16,590 $10,144
Portfolio Turnover(c)(j) 31% 13% 17% 16% 66%(k) 54%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
19
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Tax Exempt Short-Term Fund Tax Exempt Short-Term Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
20
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
Level 1 Level 2 Level 3 Total
Tax Exempt Short-Term Fund
Municipal Bonds .............................................. $ — $ 648,717 $ 1,288 $ 650,005
Total ....................................................... $ — $ 648,717 $ 1,288 $ 650,005

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
21
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Short Municipal Debt Funds Index. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Short Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Short-Term Fund ................................................................. $ 187,609 $ 266,924
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Tax Exempt Short-Term Fund Fund Shares
Institutional
Shares Class A
in thousands $ (313) $ (11) $ (3)
as annual % rate (0.05)% (0.05)% (0.09)%

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
22
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 28, 2025, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 28, 2025, the
Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits of such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2024, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
For the year ended February 28, 2025, the following recoupments (amounts in thousands) were paid to the Adviser:
In effect until June 30, 2025
Fund Shares
Institutional
Shares Class A
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.51% 0.47% 0.75%
Amount
Tax Exempt Short-Term Fund ............................................................................ $ 5

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
23
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Tax Exempt Short-Term Fund ................................ $ 6 $ 153 $ 57 $ 85 $ 301

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
24
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to defaulted bond ad-
justments and market discount.
During the tax year ended February 28, 2025, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of February 28, 2025, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Year Ended February 28, 2025
Distributions Paid
From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Short-Term Fund .................................. $ 6 $ 6 $ 19,477 $ 19,483
Year Ended February 29, 2024
Tax-Exempt
Income
Total
Distributions
Paid
Tax Exempt Short-Term Fund ............................................................... $ 20,987 $ 20,987
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Tax Exempt Short-Term Fund ...... $ 1,839 $ (1,317) $ 522 $ (30,576) $ (14,911) $ (44,965)
Amount
Tax Exempt Short-Term Fund ............................................................................ $ (233)
Short-Term
Amount
Long-Term
Amount Total
Tax Exempt Short-Term Fund ............................................. $ (2,603) $ (27,973) $ (30,576)

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
25
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Tax Exempt Short-Term Fund ........................... $ 664,916 $ 2,350 $ (17,261) $ (14,911)

26
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Tax Exempt Short-Term Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Tax Exempt Short-Term Fund (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February 28, 2023 and each of the three years in the period ended March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February
28, 2023 and each of the three years in the period ended March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
27
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 28, 2025, the Fund designated tax-exempt distributions in the amount of $19,477 thousand.

Victory Portfolios III
28
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Tax Exempt Short-Term Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
29
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was below the median of its expense group and was above the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and its expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, five- and ten-year periods ended June 30, 2024, was below the average of its performance universe for the three-year period ended June 30, 2024, was above its Lipper index for the one- and ten-year periods ended June 30, 2024, was equal to its Lipper index for the five-year period ended June 30, 2024, and was below its Lipper index for the three-
period ended June 30, 2024. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the
Fund’s underperformance for certain periods.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board took into account management’s discussion of the Fund’s current advisory fee structure. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
30
(Unaudited)
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40856-0425

February 28, 2025
Annual: Full Financials
Victory Treasury Money Market Trust

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
3
Statement of Operations
4
Statements of Changes in Net Assets
5
Financial Highlights
6
Notes to Financial Statements (Form N-CSR Item 7) 7
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 12
Supplemental Information (Unaudited)
Additional Information
13
Advisory Contract Approval (Form N-CSR Item 11)
14

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Treasury Money Market Trust
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (53.7%)
U.S. Treasury Bills
4.45%, 3/11/25(a) ................................................... $ 50,000 $ 49,939
4.34%, 4/8/25(a) ................................................... 50,000 49,774
4.40%, 5/1/25(a) ................................................... 50,000 49,635
4.36%, 5/8/25(a) ................................................... 50,000 49,597
4.41%, 5/15/25(a) .................................................. 50,000 49,551
4.25%, 5/27/25(a) .................................................. 50,000 49,494
4.20%, 7/3/25(a) ................................................... 50,000 49,292
4.26%, 7/17/25(a) .................................................. 50,000 49,201
4.28%, 8/7/25(a) ................................................... 50,000 49,074
4.31%, 8/21/25(a) .................................................. 50,000 48,986
Total U.S. Treasury Obligations (Cost $494,543)
a
a
a
494,543
Repurchase Agreements (45.7%)
Bank of America Securities, Inc., 4.35%, purchased on 02/28/25, with a maturity date of
03/03/25, with a repurchase value of $200,073 (collateralized by U.S. Treasury Obligations(b),
1.375%-4.875%, due 11/30/25 - 11/15/31, with an aggregate value of $204,000) .......... 200,000 200,000
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 4.34%, purchased on
02/28/25, with a maturity date of 03/03/25, with a repurchase value of $222,080 (collateralized by U.S. Treasury Notes, 1.88%-2.88%, due 2/15/32 - 5/15/32, with an aggregate value of
$226,440) ............................................................ 222,000 222,000
Total Repurchase Agreements (Cost $422,000)
a
a
a
422,000
Total Investments (Cost $916,543) — 99.4% 916,543
Other assets in excess of liabilities —  0.6% 5,923
NET ASSETS - 100.00% $ 922,466
(a) Rate represents the effective yield at February 28, 2025.
(b) U.S. Treasury inflation-indexed notes — designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

Statement of Assets and Liabilities
February 28, 2025
3
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Treasury
Money Market
Trust
Assets:
Investments, at value (Cost $494,543) $ 494,543
Repurchase agreements, at value (Cost $422,000) 422,000
Cash 5,296
Receivables:
Interest 51
Capital shares issued 1,063
From Adviser 29
Prepaid expenses 12
Total Assets 922,994
Liabilities:
Payables:
Capital shares redeemed 200
Accrued expenses and other payables:
Investment advisory fees 87
Administration fees 69
Custodian fees 56
Transfer agent fees 80
Compliance fees 1
Trustees' fees 1
Other accrued expenses 34
Total Liabilities 528
Commitments and contingencies (Note 3 )
Net Assets:
Capital 922,465
Total accumulated earnings 1
Net Assets $ 922,466
Shares (unlimited number of shares authorized with no par value): 922,465
Net asset value, offering and redemption price per share:(a) $ 1 .00
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Treasury
Money Market
Trust
Investment Income:
Interest $ 43,296
Total Income 43,296
Expenses:
Investment advisory fees 1,081
Administration fees 865
Sub-Administration fees 32
Custodian fees 84
Transfer agent fees 865
Trustees' fees 46
Compliance fees 7
Legal and audit fees 86
State registration and filing fees 44
Other expenses 80
Total Expenses 3,190
Less fees paid indirectly (21)
Expenses waived/reimbursed by Adviser (144)
Net Expenses 3,025
Net Investment Income 40,271
Realized Gains from Investments:
Net realized gains from investment securities — (a)
Net realized gains on investments — (a)
Change in net assets resulting from operations $ 40,271
(a) Rounds to less than $1 thousand.

5
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Treasury Money Market
Trust
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income $ 40,271 $ 36,202
Net realized gains —(a) —(a)
Change in net assets resulting from operations 40,271 36,202
Change in net assets resulting from distributions to shareholders (40,270) (36,202)
Change in net assets resulting from capital transactions 96,197 156,716
Change in net assets 96,198 156,716
Net Assets:
Beginning of period 826,268 669,552
End of period $ 922,466 $ 826,268
Capital Transactions:
Proceeds from shares issued $ 646,892 $ 543,571
Distributions reinvested 40,410 36,131
Cost of shares redeemed (591,105) (422,986)
Change in net assets resulting from capital transactions $ 96,197 $ 156,716
Share Transactions:
Issued 646,892 543,570
Reinvested 40,410 36,131
Redeemed (591,105) (422,986)
Change in Shares 96,197 156,715
(a) Rounds to less than $1 thousand.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
6
See notes to financial statements.
Victory Treasury Money Market Trust
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income(b) 0.05 0.05 0.02 —(c) —(c) 0.01
Net realized and unrealized gains —(c) —(c) — — —(c) —
Total from Investment Activities 0.05 0.05 0.02 —(c) —(c) 0.01
Distributions to Shareholders from:
Net investment income (0.05) (0.05) (0.02) —(c) —(c) (0.01)
Total Distributions (0.05) (0.05) (0.02) —(c) —(c) (0.01)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 4.77% 4.98% 2.06% 0.04% 0.03% 1.23%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.35%(i) 0.35%(i) 0.35% 0.11% 0.12% 0.33%
Net Investment Income(f) 4.66% 4.88% 2.82% 0.04% 0.03% 1.21%
Gross Expenses(f)(h) 0.37%(i) 0.37%(i) 0.37% 0.37% 0.38% 0.34%
Supplemental Data:
Net Assets at end of period (000's) $922,466 $826,268 $669,552 $519,981 $496,777 $543,913
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
7
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
Government money market funds, such as the Fund, are not required to impose a liquidity fee upon the sale of fund shares as some other types of money market funds are.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Repurchase agreements are valued at cost.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is
Fund (Legal Name) Fund (Short Name)
Victory Treasury Money Market Trust Treasury Money Market Trust

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
8
equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At
February 28, 2025, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.125%. Amounts incurred and paid to VCM for the year ended February 28, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the Fund's average daily net assets. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
9
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of February 28, 2025, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any
Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the
Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by May 31, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
4. Risks:
The Fund may be subject to other risks in addition to these identified risks.
In effect until June 30, 2025
Treasury Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Treasury Money Market Trust ................................ $ 96 $ 106 $ 105 $ 144 $ 451

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
10
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value.
Large-Shareholder Risk — The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Year Ended February 28, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Treasury Money Market Trust ............................................................... $ 40,270 $ 40,270

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
11
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
As of February 28, 2025, the Fund had no capital loss carryforward for federal income tax purposes.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
7. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Year Ended February 29, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Treasury Money Market Trust ............................................................... $ 36,202 $ 36,202
Undistributed
Ordinary
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Total
Accumulated
Earnings
(Loss)
Treasury Money Market Trust ........................ $ 2,599 $ (2,598) $ 1 $ — $ 1
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Treasury Money Market Trust ........................... $ 916,543 $ — $ — $ —

12
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Treasury Money Market Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Treasury Money Market Trust (the “Fund”) (one of the funds constituting Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28, 2023 and each of the three years in the period ended May 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from June 1, 2022 through February 28,
2023 and each of the three years in the period ended May 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
13
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Portfolios III
14
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Treasury Money Market Trust (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
15
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the Board noted
that the Fund’s net management fee rate – which includes advisory and administrative services, as well as any fee waivers and reimbursements
– was below the medians of its expense group and expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the
Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”).
The Fund’s performance universe consisted of the Fund and all retail open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe for the one-, three-, five- and ten-year periods ended June 30, 2024, was below its Lipper index for the one-year period ended June 30, 2024, and was above its Lipper index for the three-, five- and ten-year periods ended June 30, 2024.
The Board noted the relatively narrow range of returns of the funds in the Fund’s peer group.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale – The Board considered whether there should be changes in the management fee rate or structure in order to enable the
Fund to participate in any economies of scale. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser.
The Board also considered the effect of the Fund’s change in size, if any, on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits – The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions – The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the
Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund’s investment approach; (iv) the Fund’s advisory fees are

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
16
(Unaudited)
reasonable in relation to those of similar funds and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23415-0425

February 28, 2025
Annual: Full Financials
Victory Virginia Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements (Form N-CSR Item 7) 14
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 21
Supplemental Information (Unaudited)
Additional Information
22
Advisory Contract Approval (Form N-CSR Item 11)
23

Schedule of Portfolio Investments
February 28, 2025
Victory Portfolios III
Victory Virginia Bond Fund
2
See notes to financial statements.
24
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.0%)
Virginia (91.1%):
Albemarle County Economic Development Authority Revenue , Series B , 1 .50% , 10/1/48 ,
Continuously Callable @100 (a) ......................................... $ 4,110 $ 4,110
Alexandria IDA Revenue , Series C , 4 .00% , 1/1/46 , Continuously Callable @100 ......... 2,400 2,294
Amherst IDA Revenue
5 .00% , 9/1/26 , Continuously Callable @100 ............................... 580 580
4 .75% , 9/1/30 , Continuously Callable @100 ............................... 2,000 1,971
Arlington County IDA Revenue
5 .00% , 2/15/43 , Continuously Callable @100 ............................... 1,775 1,844
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 1,585 1,552
Bristol IDA Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 ................... 8,030 8,290
Campbell County IDA Revenue , 4 .00% , 6/1/44 , Continuously Callable @100 ............ 4,600 4,490
Capital Region Airport Commission Revenue
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 700 703
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 750 750
Charles City County Economic Development Authority Revenue , Series A , 2 .88% , 2/1/29 ,
Continuously Callable @101 ........................................... 10,000 9,848
Chesapeake Bay Bridge & Tunnel District Revenue
5 .50% , 7/1/25 ..................................................... 1,755 1,770
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,805 5,847
5 .00% , 7/1/51 , Continuously Callable @100 ............................... 3,435 3,454
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 7/1/41 , Continuously Callable @100 .......................... 5,000 5,070
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 981
4 .00% , 7/1/43 , Continuously Callable @100 ............................... 4,000 3,890
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series B , 4 .75% , 7/15/32 , Continuously Callable @100 ........................ 6,520 6,844
Series B , 4 .88% , 7/15/40 , Continuously Callable @100 ........................ 3,000 3,087
City of Norfolk, GO
Series A , 4 .00% , 9/1/37 , Continuously Callable @100 ......................... 2,040 2,100
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,535 1,565
City of Petersburg, GO
4 .25% , 9/1/48 , Continuously Callable @100 ............................... 1,000 1,006
4 .25% , 9/1/53 , Continuously Callable @100 ............................... 1,250 1,240
City of Richmond Public Utility Revenue
4 .00% , 1/15/40 , Continuously Callable @100 ............................... 6,000 6,005
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 2,220 2,154
County of Fairfax Sewer Revenue
Series A , 5 .00% , 7/15/46 , Continuously Callable @100 ........................ 10,000 10,681
Series A , 4 .00% , 7/15/51 , Continuously Callable @100 ........................ 10,000 9,802
Fairfax County Economic Development Authority Revenue , 5 .00% , 4/1/47 , Continuously
Callable @100 ..................................................... 4,000 4,062
Fairfax County IDA Revenue
Series A , 4 .00% , 5/15/44 , Continuously Callable @100 ........................ 6,900 6,652
Series A , 4 .00% , 5/15/48 , Continuously Callable @100 ........................ 1,500 1,432
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .38% , 7/1/53 , (Put Date
7/1/43) (b) ........................................................ 5,900 6,306
Front Royal & Warren County IDA Revenue , 4 .00% , 1/1/50 , Continuously Callable @103 .. 7,000 6,501
Greater Richmond Convention Center Authority Revenue , 5 .00% , 6/15/32 , Pre-
refunded  6/15/25 @ 100 ............................................. 1,500 1,509
Hampton Roads Transportation Accountability Commission Revenue , Series A , 4 .00% , 7/1/52 ,
Continuously Callable @100 ........................................... 6,000 5,799
Henrico County Economic Development Authority Revenue
4 .25% , 6/1/26 , Continuously Callable @100 ............................... 140 140
5 .00% , 10/1/37 , Continuously Callable @103 ............................... 2,500 2,553
4 .00% , 10/1/40 , Continuously Callable @103 ............................... 500 495
4 .00% , 10/1/45 , Continuously Callable @103 ............................... 725 680
4 .00% , 10/1/50 , Continuously Callable @103 ............................... 1,500 1,347
Series A , 5 .00% , 10/1/42 , Continuously Callable @103 ........................ 1,000 1,053
Series A , 5 .00% , 10/1/47 , Continuously Callable @103 ........................ 945 974
Series A , 5 .00% , 10/1/52 , Continuously Callable @103 ........................ 7,380 7,540

Victory Portfolios III
Victory Virginia Bond Fund
3
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
James City County Economic Development Authority Revenue
4 .00% , 6/1/47 , Continuously Callable @103 ............................... $ 1,000 $ 818
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 9,905 8,471
Series A , 6 .75% , 12/1/53 , Continuously Callable @103 ........................ 855 934
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @102 (c) ....................... 675 475
Series B , 6 .05% , 3/1/44 , Continuously Callable @102 ......................... 630 565
Series C , 2 .25% , 3/1/54 , Continuously Callable @100 (c) ....................... 2,599 1,105
Lexington IDA Revenue
4 .00% , 1/1/31 , Continuously Callable @102 ............................... 750 755
4 .00% , 1/1/37 , Continuously Callable @102 ............................... 1,000 986
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 1,000 1,021
Loudoun County Economic Development Authority Revenue , Series E , 1 .80% , 2/15/38 ,
Callable 4/1/25 @ 100 (a) ............................................. 1,300 1,300
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 1 .35% , 6/1/63 , Continuously Callable @100 (a) (d) .......... 12,755 12,755
Lynchburg Economic Development Authority Revenue
4 .00% , 1/1/39 , Continuously Callable @100 ............................... 1,320 1,313
4 .00% , 1/1/41 , Continuously Callable @100 ............................... 1,135 1,111
5 .00% , 9/1/43 , Continuously Callable @100 ............................... 3,000 3,001
4 .00% , 1/1/55 , Continuously Callable @100 ............................... 14,420 12,881
Series A , 5 .00% , 1/1/47 , Continuously Callable @100 ......................... 2,250 2,269
Manassas Park Economic Development Authority Revenue , 4 .00% , 12/15/52 , Continuously
Callable @100 ..................................................... 4,500 4,204
Marquis Community Development Authority of York County Revenue , 1 .50% , 9/1/45 (c) (d) (e) 1,093 306
Marquis Community Development Authority of York County Tax Allocation
Series B , 1 .13% , 9/1/41 (c) (e) .......................................... 3,532 989
Series C , 9/1/41 (e) (f) ................................................ 5,389 5
Montgomery County Economic Development Authority Revenue
Series A , 4 .00% , 6/1/36 , Continuously Callable @100 ......................... 1,125 1,147
Series A , 4 .00% , 6/1/38 , Continuously Callable @100 ......................... 1,750 1,770
Norfolk Airport Authority Revenue , 5 .00% , 7/1/43 , Continuously Callable @100 ......... 2,800 2,924
Norfolk Economic Development Authority Revenue
Series B , 4 .00% , 11/1/48 , Continuously Callable @100 ........................ 6,100 5,737
Series B , 5 .00% , 11/1/48 , (Put Date 11/1/28) (b) ............................. 1,600 1,699
Prince Edward County IDA Revenue
4 .00% , 9/1/43 , Continuously Callable @100 ............................... 2,250 2,091
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,055 2,078
5 .25% , 9/1/57 , Continuously Callable @100 ............................... 3,000 3,112
Prince William County IDA Revenue
5 .00% , 1/1/37 , Continuously Callable @102 ............................... 1,000 1,000
5 .00% , 1/1/46 , Continuously Callable @102 ............................... 4,000 3,806
Radford IDA Revenue (NBGA - Fannie Mae) , 3 .50% , 9/15/29 , Continuously Callable @100 . 3,955 3,955
Rappahannock Regional Jail Authority Revenue , 5 .00% , 10/1/35 , Pre-refunded 10/1/25 @ 100 1,165 1,181
Roanoke Economic Development Authority Revenue
5 .00% , 7/1/47 ..................................................... 5,000 5,509
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 5,000 4,772
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,640 1,688
Series A , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 4,060 4,121
Rockingham County Economic Development Authority Revenue
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,000 998
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,180 4,332
Salem Economic Development Authority Revenue
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 250 243
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 225 216
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 250 237
4 .00% , 4/1/45 , Continuously Callable @100 ............................... 750 675
5 .00% , 4/1/49 , Continuously Callable @100 ............................... 910 923
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/36 , Continuously Callable @100 ............................... 5,900 5,987
4 .00% , 6/15/37 , Continuously Callable @100 ............................... 6,495 6,383
Tobacco Settlement Financing Corp. Revenue , Series B1 , 5 .00% , 6/1/47 , Continuously
Callable @100 ..................................................... 5,000 4,822

Victory Portfolios III
Victory Virginia Bond Fund
4
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
University of Virginia Revenue
Series A , 5 .00% , 4/1/42 , Continuously Callable @100 ......................... $ 4,000 $ 4,141
Series A-1 , 4 .00% , 4/1/45 , Continuously Callable @100 ....................... 3,600 3,593
Series B , 5 .00% , 9/1/49 , Continuously Callable @100 ......................... 10,000 10,449
Virginia Beach Development Authority Revenue
5 .00% , 9/1/40 , Continuously Callable @103 ............................... 3,250 3,284
5 .00% , 9/1/44 , Continuously Callable @103 ............................... 4,865 4,902
4 .00% , 9/1/48 , Continuously Callable @103 ............................... 3,755 3,194
Virginia College Building Authority Revenue
5 .00% , 6/1/25 ..................................................... 250 251
5 .00% , 6/1/26 ..................................................... 250 256
5 .00% , 6/1/27 ..................................................... 275 285
5 .00% , 6/1/28 ..................................................... 295 309
5 .00% , 6/1/29 ..................................................... 300 317
5 .00% , 6/1/30 ..................................................... 325 345
5 .00% , 6/1/31 ..................................................... 300 320
4 .00% , 1/15/33 , Continuously Callable @100 ............................... 965 983
4 .00% , 1/15/35 , Continuously Callable @100 ............................... 545 552
4 .00% , 1/15/36 , Continuously Callable @100 ............................... 650 656
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 925 894
4 .00% , 1/15/43 , Continuously Callable @100 ............................... 1,285 1,245
4 .00% , 6/1/46 , Continuously Callable @100 ............................... 1,000 867
Series A , 3 .00% , 1/15/46 , Continuously Callable @100 ........................ 1,000 794
Series A , 3 .00% , 1/15/51 , Continuously Callable @100 ........................ 1,175 880
Series E , 5 .00% , 2/1/31 , Continuously Callable @100 ......................... 10,000 10,575
Series E , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 4,000 4,223
Virginia College Building Authority Revenue (LIQ - U.S. Bancorp) , 1 .80% , 8/1/34 , Callable
3/5/25 @ 100 (a) .................................................... 4,200 4,200
Virginia College Building Authority Revenue (LIQ - Wells Fargo & Co.) , 1 .20% , 11/1/36 ,
Continuously Callable @100 (a) ......................................... 2,300 2,300
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Revenue , 4 .00% ,
5/15/46 , Continuously Callable @100 .................................... 5,195 5,016
Virginia Commonwealth Transportation Board Revenue
5 .00% , 3/15/32 , Continuously Callable @100 ............................... 3,350 3,512
5 .00% , 9/15/32 , Continuously Callable @100 ............................... 9,190 9,632
4 .00% , 5/15/42 , Continuously Callable @100 ............................... 10,000 9,996
Series A , 4 .00% , 5/15/36 , Continuously Callable @100 ........................ 2,000 2,029
Virginia Commonwealth University Health System Authority Revenue , Series B , 5 .00% ,
7/1/46 , Continuously Callable @100 ..................................... 5,500 5,581
Virginia Commonwealth University Revenue
Series A , 4 .00% , 11/1/37 , Continuously Callable @100 ........................ 750 756
Series A , 5 .00% , 11/1/38 , Continuously Callable @100 ........................ 350 370
Series A , 4 .00% , 5/1/48 , Continuously Callable @100 ......................... 2,475 2,319
Virginia Housing Development Authority Revenue
Series B , 3 .60% , 5/1/46 , Continuously Callable @100 ......................... 7,000 6,120
Series D , 4 .75% , 8/1/53 , Continuously Callable @100 ........................ 1,500 1,509
Series D , 4 .70% , 7/1/55 , Continuously Callable @100 ........................ 1,250 1,253
Series E , 2 .65% , 7/1/50 , Continuously Callable @100 ......................... 1,640 1,124
Series E , 4 .65% , 7/1/55 , Continuously Callable @100 ......................... 1,000 996
Series E , 5 .20% , 10/1/58 , Continuously Callable @100 ........................ 3,000 3,108
Series E-2 , 4 .60% , 10/1/54 , Continuously Callable @100 ...................... 1,000 986
Series F , 5 .00% , 10/1/52 , Continuously Callable @100 ........................ 5,000 5,111
Series G , 5 .15% , 11/1/52 , Continuously Callable @100 ........................ 1,750 1,806
Series H , 4 .70% , 12/1/54 , Continuously Callable @100 ........................ 800 802
Series I , 2 .45% , 11/1/45 , Continuously Callable @100 ........................ 1,500 1,045
Series K , 1 .95% , 12/1/32 , Continuously Callable @100 ........................ 1,500 1,288
Series K , 2 .05% , 12/1/33 , Continuously Callable @100 ........................ 665 564
Virginia Resources Authority Revenue
4 .00% , 11/1/49 , Continuously Callable @100 ............................... 6,700 6,626
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 15 15
Series A , 4 .00% , 11/1/43 , Continuously Callable @100 ........................ 1,445 1,471
Series A , 4 .00% , 11/1/47 , Continuously Callable @100 ........................ 1,040 1,044
Series B , 5 .25% , 11/1/47 , Continuously Callable @100 ........................ 2,330 2,581

Victory Portfolios III
Victory Virginia Bond Fund
5
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series B , 4 .75% , 11/1/52 , Continuously Callable @100 ........................ $ 750 $ 791
Virginia Small Business Financing Authority Revenue
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 15,830 14,877
4 .00% , 12/1/51 , Continuously Callable @103 ............................... 4,000 3,620
Series A , 4 .00% , 1/1/45 , Continuously Callable @103 ......................... 2,800 2,569
Series A , 4 .00% , 1/1/51 , Continuously Callable @103 ......................... 16,265 14,096
Series A , 5 .50% , 12/1/54 , Continuously Callable @102 ........................ 4,500 4,750
Virginia Small Business Financing Authority Revenue AMT , 4 .00% , 11/1/52 , (Put Date
11/20/25) (b) ...................................................... 1,500 1,502
Western Regional Jail Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,540 1,586
5 .00% , 12/1/35 , Pre-refunded 12/1/26 @ 100 ............................... 1,545 1,605
5 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,000 1,027
5 .00% , 12/1/38 , Pre-refunded 12/1/26 @ 100 ............................... 1,000 1,039
Winchester Economic Development Authority Revenue , 5 .00% , 1/1/44 , Continuously Callable
@100 ........................................................... 3,250 3,263
Wise County IDA Revenue , Series A , 0 .75% , 10/1/40 , (Put Date 9/2/25) (b) ............. 2,500 2,454
465,295
District of Columbia (4.7%):
Metropolitan Washington Airports Authority Aviation Revenue AMT
Series A , 5 .25% , 10/1/49 , Continuously Callable @100 ........................ 4,000 4,234
Series A , 4 .50% , 10/1/53 , Continuously Callable @100 ........................ 2,175 2,137
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4 .00% , 10/1/52 , Continuously Callable @100 ............................... 3,000 2,820
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 1,500 1,548
Series B , 4 .00% , 10/1/53 , Continuously Callable @100 ........................ 1,500 1,357
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured
Guaranty Municipal Corp.) , Series B , 10/1/30 (f) ............................. 5,500 4,576
Washington Metropolitan Area Transit Authority Dedicated Revenue , Series A , 4 .00% , 7/15/45 ,
Continuously Callable @100 ........................................... 2,500 2,434
Washington Metropolitan Area Transit Authority Revenue , Series B , 5 .00% , 7/1/42 ,
Continuously Callable @100 ........................................... 5,000 5,145
24,251
Guam (3.2%):
Guam Government Waterworks Authority Revenue , Series A , 5 .00% , 1/1/50 , Continuously
Callable @100 ..................................................... 1,000 1,030
Guam Power Authority Revenue
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 4,000 4,083
Series A , 5 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,500 1,577
Series A , 5 .00% , 10/1/43 , Continuously Callable @100 ........................ 200 210
Series A , 5 .00% , 10/1/44 , Continuously Callable @100 ........................ 225 235
Port Authority of Guam Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 .... 1,500 1,530
Territory of Guam Revenue
Series A , 5 .00% , 11/1/27 .............................................. 200 207
Series A , 5 .00% , 11/1/28 .............................................. 250 262
Series A , 5 .00% , 11/1/29 .............................................. 250 264
Series A , 5 .00% , 11/1/30 .............................................. 250 267
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 2,000 2,123
Series A , 5 .00% , 12/1/46 , Continuously Callable @100 ........................ 1,250 1,261
Series D , 5 .00% , 11/15/39 , Continuously Callable @100 ....................... 2,000 2,006
Series F , 5 .00% , 1/1/31 ............................................... 500 535
Series F , 4 .00% , 1/1/42 , Continuously Callable @100 ......................... 1,000 958
16,548
Total Municipal Bonds (Cost $536,520)
a
a
a
506,094
Total Investments (Cost $536,520) — 99.0% 506,094
Other assets in excess of liabilities —  1.0% 4,869
NET ASSETS - 100.00% $ 510,963
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Put Bond.

Victory Portfolios III
Victory Virginia Bond Fund
6
Schedule of Portfolio Investments — continued
February 28, 2025
See notes to financial statements.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of February 28, 2025, the fair value of these securities was
$13,061 (thousands) and amounted to 2.6% of net assets.
(e) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(f) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
February 28, 2025
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
Victory Virginia
Bond Fund
Assets:
Investments, at value (Cost $536,520) $ 506,094
Cash 40
Receivables:
Interest 5,944
Capital shares issued 117
From Adviser 11
Prepaid expenses — (a)
Total Assets 512,206
Liabilities:
Payables:
Distributions 88
Capital shares redeemed 903
Accrued expenses and other payables:
Investment advisory fees 129
Administration fees 58
Custodian fees — (a)
Transfer agent fees 20
Compliance fees — (a)
Trustees' fees 1
12b-1 fees 1
Other accrued expenses 43
Total Liabilities 1,243
Commitments and contingencies (Note 4 )
Net Assets:
Capital 556,255
Total accumulated earnings (loss) (45,292)
Net Assets $ 510,963
Net Assets:
Fund Shares $ 474,417
Institutional Shares 26,516
Class A 10,030
Total $ 510,963
Shares (unlimited number of shares authorized with no par value):
Fund Shares 45,068
Institutional Shares 2,518
Class A 953
Total 48,539
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10 .53
Institutional Shares 10 .53
Class A 10 .52
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .76
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended February 28, 2025
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
Victory Virginia
Bond Fund
Investment Income:
Interest $ 18,359
Total Income 18,359
Expenses:
Investment advisory fees 1,911
Administration fees — Fund Shares 726
Administration fees — Institutional Shares 27
Administration fees — Class A 16
Sub-Administration fees 25
12b-1 fees — Class A 27
Custodian fees 22
Transfer agent fees — Fund Shares 158
Transfer agent fees — Institutional Shares 28
Transfer agent fees — Class A 11
Trustees' fees 46
Compliance fees 4
Legal and audit fees 62
State registration and filing fees — (a)
Other expenses 65
Total Expenses 3,128
Less fees paid indirectly (22)
Expenses waived/reimbursed by Adviser (76)
Net Expenses 3,030
Net Investment Income (Loss) 15,329
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 83
Net change in unrealized appreciation/depreciation on investment securities 2,059
Net realized/unrealized gains (losses) on investments 2,142
Change in net assets resulting from operations $ 17,471
(a) Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Virginia Bond Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 15,329 $ 16,234
Net realized gains (losses) 83 (3,610)
Net change in unrealized appreciation/depreciation 2,059 16,384
Change in net assets resulting from operations 17,471 29,008
Distributions to Shareholders:
Fund Shares (14,226) (15,901)
Institutional Shares (810) (865)
Class A (293) (340)
Change in net assets resulting from distributions to shareholders (15,329) (17,106)
Change in net assets resulting from capital transactions (24,681) (35,541)
Change in net assets (22,539) (23,639)
Net Assets:
Beginning of period 533,502 557,141
End of period $ 510,963 $ 533,502

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Virginia Bond Fund
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 27,694 $ 38,652
Distributions reinvested 12,260 13,655
Cost of shares redeemed (63,189) (84,808)
Total Fund Shares $ (23,235) $ (32,501)
Institutional Shares
Proceeds from shares issued $ 6,907 $ 6,976
Distributions reinvested 706 762
Cost of shares redeemed (7,720) (9,349)
Total Institutional Shares $ (107) $ (1,611)
Class A
Proceeds from shares issued $ 681 $ 1,888
Distributions reinvested 276 318
Cost of shares redeemed (2,296) (3,635)
Total Class A $ (1,339) $ (1,429)
Change in net assets resulting from capital transactions $ (24,681) $ (35,541)
Share Transactions:
Fund Shares
Issued 2,638 3,775
Reinvested 1,169 1,334
Redeemed (6,028) (8,312)
Total Fund Shares (2,221) (3,203)
Institutional Shares
Issued 659 678
Reinvested 67 74
Redeemed (734) (921)
Total Institutional Shares (8) (169)
Class A
Issued 64 180
Reinvested 26 31
Redeemed (219) (356)
Total Class A (129) (145)
Change in Shares (2,358) (3,517)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory Virginia Bond Fund
Fund Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.48 $10.24 $10.94 $11.61 $11.26 $11.30
Investment Activities:
Net investment income (loss)(b) 0.31 0.31 0.29 0.26 0.27 0.31
Net realized and unrealized gains (losses) 0.05 0.26 (0.72) (0.67) 0.35 (0.04)
Total from Investment Activities 0.36 0.57 (0.43) (0.41) 0.62 0.27
Distributions to Shareholders from:
Net investment income (0.31) (0.33) (0.27) (0.26) (0.27) (0.31)
Total Distributions (0.31) (0.33) (0.27) (0.26) (0.27) (0.31)
Net Asset Value, End of Period $10.53 $10.48 $10.24 $10.94 $11.61 $11.26
Total Return(c)(d) 3.47% 5.66% (3.90)% (3.64)% 5.53% 2.39%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.58%(i) 0.58%(i) 0.55% 0.53% 0.50% 0.55%
Net Investment Income (Loss)(e) 2.94% 3.02% 3.01% 2.23% 2.32% 2.70%
Gross Expenses(e)(h) 0.59%(i) 0.59%(i) 0.56% 0.53% 0.50% 0.55%
Supplemental Data:
Net Assets at end of period (000's) $474,417 $495,681 $516,987 $639,231 $713,075 $685,508
Portfolio Turnover(c)(j) 6% 5% 14% 8% 28% 24%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Virginia Bond Fund
Institutional Shares
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.49 $10.24 $10.94 $11.61 $11.46
Investment Activities:
Net investment income (loss)(c) 0.31 0.32 0.31 0.26 0.20
Net realized and unrealized gains (losses) 0.04 0.26 (0.73) (0.67) 0.15
Total from Investment Activities 0.35 0.58 (0.42) (0.41) 0.35
Distributions to Shareholders from:
Net investment income (0.31) (0.33) (0.28) (0.26) (0.20)
Total Distributions (0.31) (0.33) (0.28) (0.26) (0.20)
Net Asset Value, End of Period $10.53 $10.49 $10.24 $10.94 $11.61
Total Return(d)(e) 3.42% 5.81% (3.86)% (3.61)% 3.04%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.53%(i) 0.52%(i) 0.51% 0.50% 0.49%
Net Investment Income (Loss)(f) 2.99% 3.08% 3.26% 2.25% 2.26%
Gross Expenses(f)(h) 0.61%(i) 0.59%(i) 0.57% 0.56% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $26,516 $26,490 $27,598 $10,469 $12,105
Portfolio Turnover(d)(j) 6% 5% 14% 8% 28%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j ) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Virginia Bond Fund
Class A
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.48 $10.23 $10.94 $11.60 $11.25 $11.29
Investment Activities:
Net investment income (loss)(b) 0.29 0.29 0.26 0.23 0.24 0.28
Net realized and unrealized gains (losses) 0.04 0.26 (0.72) (0.66) 0.35 (0.04)
Total from Investment Activities 0.33 0.55 (0.46) (0.43) 0.59 0.24
Distributions to Shareholders from:
Net investment income (0.29) (0.30) (0.25) (0.23) (0.24) (0.28)
Total Distributions (0.29) (0.30) (0.25) (0.23) (0.24) (0.28)
Net Asset Value, End of Period $10.52 $10.48 $10.23 $10.94 $11.60 $11.25
Total Return (excludes sales charge)(c)(d) 3.15% 5.53% (4.20)% (3.78)% 5.26% 2.14%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.80%(i) 0.80%(i) 0.79% 0.77% 0.76% 0.80%
Net Investment Income (Loss)(e) 2.72% 2.80% 2.77% 1.99% 2.06% 2.46%
Gross Expenses(e)(h) 0.91%(i) 0.87%(i) 0.85% 0.82% 0.81% 0.82%
Supplemental Data:
Net Assets at end of period (000's) $10,030 $11,331 $12,556 $16,614 $19,032 $19,671
Portfolio Turnover(c)(j) 6% 5% 14% 8% 28% 24%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2025, instead of coinciding with the Fund's fiscal year end.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
February 28, 2025
Victory Portfolios III
14
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act.  Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the
“Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of February 28, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Virginia Bond Fund Virginia Bond Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
15
As of February 28, 2025, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the year ended February 28, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended February 28, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Level 1 Level 2 Level 3 Total
Virginia Bond Fund
Municipal Bonds .............................................. $ — $ 504,794 $ 1,300 $ 506,094
Total ....................................................... $ — $ 504,794 $ 1,300 $ 506,094
Excluding U.S. Government
Securities
Purchases Sales
Virginia Bond Fund ........................................................................ $ 27,015 $ 50,229

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
16
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the year ended February 28, 2025, are reflected on the Statement of
Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Virginia Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Virginia Bond Fund Fund Shares
Institutional
Shares Class A
in thousands $ 187 $ 8 $ —(a)
as annual % rate 0.04% 0.03% —%(b)
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 0.01%.

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
17
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the year ended February 28, 2025, are reflected on the Statement of
Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Virginia Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the year ended February 28, 2025, performance adjustments were:
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the year ended February
28, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Virginia Bond Fund Fund Shares
Institutional
Shares Class A
in thousands $ 187 $ 8 $ —(a)
as annual % rate 0.04% 0.03% —%(b)
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 0.01%.
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the year ended February 28, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the year ended February 28, 2025, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended February 28, 2025, the
Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
February 28, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2025. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of February 28, 2025, the expense limits (excluding voluntary waivers) were:
Under the terms of the expense limitation agreement, and its schedule dated July 1, 2024, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at February 28, 2025.
As of February 28, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
* Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended February 28, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
In effect until June 30, 2025
Fund Shares
Institutional
Shares Class A
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54% 0.50% 0.80%
Expires
2025*
Expires
2026
Expires
2027
Expires
2028 Total
Virginia Bond Fund ....................................... $ 1 $ 53 $ 69 $ 76 $ 199

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
18
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
State-Specific Risk — Because the Fund invests in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in Virginia, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, other economic conditions, such as inflation, exacerbate some or all of these risks. The Fund’s performance will be affected by the fiscal and economic health of Virginia and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in
Virginia than are funds that invest in municipal securities of multiple states.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended February 28, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended February 28, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
19
defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended February 28, 2025.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of February 28, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of February 28, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to defaulted bond ad-
justments and market discount.
During the tax year ended February 28, 2025, the Fund utilized the following capital loss carryforwards (amounts in thousands):
As of February 28, 2025, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of February 28, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Year Ended February 28, 2025
Tax-Exempt
Income
Total
Distributions
Paid
Virginia Bond Fund ...................................................................... $ 15,329 $ 15,329
Year Ended February 29, 2024
Tax-Exempt
Income
Total
Distributions
Paid
Virginia Bond Fund ...................................................................... $ 17,106 $ 17,106
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Virginia Bond Fund ............. $ 3,056 $ (1,076) $ 1,980 $ (15,070) $ (32,202) $ (45,292)
Amount
Virginia Bond Fund ................................................................................... $ (83)
Short-Term
Amount
Long-Term
Amount Total
Virginia Bond Fund .................................................... $ (2,223) $ (12,847) $ (15,070)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Virginia Bond Fund .................................. $ 538,296 $ 2,118 $ (34,320) $ (32,202)

Notes to Financial Statements — continued
February 28, 2025
Victory Portfolios III
20
8. New Accounting Pronouncement:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

21
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Victory Virginia Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Victory Virginia Bond Fund (the “Fund”) (one of the funds constituting
Victory Portfolios III (the “Trust”)), including the schedule of portfolio investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February 28, 2023 and each of the three years in the period ended March 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Victory Portfolios
III) at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from April 1, 2022 through February
28, 2023 and each of the three years in the period ended March 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Victory Capital investment companies since 1995.
San Antonio, Texas
April 24, 2025

Supplemental Information
February 28, 2025
Victory Portfolios III
22
(Unaudited)
Additional Information
Additional Federal Income Tax Information
For the fiscal year ended February 28, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended February 28, 2025, the Fund designated tax-exempt distributions in the amount of $15,329 thousand.

Victory Portfolios III
23
(Unaudited)
Supplemental Information — continued
February 28, 2025
Considerations of the Board in Continuing the Investment Advisory Agreements
Victory Virginia Bond Fund (the “Fund”)
At a meeting of the Board of Trustees (the “Board”) of Victory Portfolios III (the “Trust”) held on December 12-13, 2024, the Board, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the
“Independent Trustees”), approved for an annual period the continuance of the Investment Advisory Agreement (the “Advisory Agreement”)
between the Trust and Victory Capital Management Inc. (the “Adviser”) with respect to the Fund. Prior to the December 12-13, 2024 meeting at which the Advisory Agreement was approved, the Independent Trustees also discussed and considered information regarding the proposed continuation of the Advisory Agreement at a meeting held on November 20, 2024.
In advance of the foregoing meetings, the Trustees requested, received and considered a variety of information relating to the Advisory Agreement and the Adviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party of mutual fund data, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable investment companies; (ii)
information concerning the services rendered to the Fund, as well as information regarding the Adviser’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Adviser; and (iii) information about the Adviser’s operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel retained by the Independent Trustees (“Independent Counsel”) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The
Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with
Independent Counsel at which no representatives of management were present.
At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund’s performance and related services provided by the Adviser. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Adviser’s profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Adviser is an ongoing one. In this regard, the Board’s and its committees’ consideration of the Advisory Agreement included information previously received at such meetings. The Board also recognized that the contractual arrangements for the Fund have been reviewed by the Board and discussed with the Adviser in prior years and that the Board’s conclusions may be based, in part, on its consideration of these same arrangements in prior years.
ADVISORY AGREEMENT
After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.
Nature, Extent, and Quality of Services – In considering the nature, extent, and quality of the services provided by the Adviser under the
Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered that the Adviser manages the Fund’s assets directly through one or more investment franchises, and in doing so, continuously supervises the investment and reinvestment of cash and securities comprising the Fund’s assets. The Board also considered that the Adviser monitors pertinent economic, statistical, and financial data to determine which issuers and securities to include in the Fund’s portfolio as part of a continuous investment program. The Board also took into account its knowledge of the Adviser’s management and the quality of the performance of the
Adviser’s duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Adviser and the services provided to the Fund by the Adviser under the Advisory Agreement, as well as other services provided by the Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the
Fund, the Adviser and its affiliates provide administrative services, transfer agency services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the
Trust.
The Board considered the scope of services provided by, and the undertakings required of, the Adviser in connection with those services, including, among other things, maintaining (i) its own and the Fund’s compliance programs, (ii) risk management programs, (iii) liquidity risk management program, (iv) derivatives risk management program, and (v) cybersecurity programs, each of which had expanded over time as a result of regulatory, market, and other developments. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including investment, operational, enterprise, litigation, regulatory and compliance risks.
The Board considered the Adviser’s management style and the performance of the Adviser’s duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund’s brokerage, including the Adviser’s process for monitoring “best execution,” also was considered. The Adviser’s role in coordinating the activities of the Fund’s other service providers was also considered.
The Board also considered the Adviser’s risk management processes. The Board considered the Adviser’s financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
24
(Unaudited)
Advisory Agreement, the Board focused on the experience, resources, and strengths of the Adviser and its affiliates in managing the Fund, as well as the other funds in the Trust.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the
Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as Trustees of the Trust, also focused on the quality of the Adviser’s compliance and administrative staff.
Expenses and Performance – In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund’s advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund’s expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type, asset size, and expense components (the “expense group”) and (ii) a larger group of investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the “expense universe”). Among other data, the
Board noted that the Fund’s net management fee rate as represented by Fund Shares – which includes advisory and administrative services and the effects of any performance adjustment, as well as any fee waivers and reimbursements – was above the median of its expense group and was below the median of its expense universe. The data indicated that the Fund’s total expenses, including after any reimbursements, were below the medians of its expense group and expense universe. The Board also took into account the Adviser’s current undertakings to maintain expense limitations for the Fund. The Board took into account the various other services provided to the Fund by the Adviser and its affiliates as described above, and noted the high quality of services received by the Fund.
In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund’s average annual total returns relative to its
Lipper index and other mutual funds deemed to be in its peer group by the independent third party in its report (the “performance universe”). The
Fund’s performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/
objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund’s performance was above the average of its performance universe and its Lipper index for the one-, three-, five- and ten-year periods ended June
30, 2024.
As part of its consideration, the Board factored into its evaluation of the Fund’s expenses and performance, the potential limitations inherent in the methodology used by the independent third party for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that the methodology may result in the Fund’s being included in one peer group one year and in a different peer group the next, and in similar funds being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by the third party provided a useful measure of comparative expenses and performance.
Compensation and Profitability – The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the
Adviser waived a portion of its management fees and/or reimbursed certain expenses with respect to the Fund. The Trustees reviewed the profitability of the Adviser’s relationship with the Fund before tax expenses. The Board was also provided with a profitability analysis of other publicly traded asset managers prepared by an independent information service. In reviewing the overall profitability of the management fee to the Adviser, the Board also considered the fact that the Adviser and its affiliates provide transfer agency services, shareholder servicing and administrative services to the Fund for which they receive compensation. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Adviser.
Economies of Scale –The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board also considered the fee waiver and/or expense limitation arrangements by the Adviser. The Board also considered the effect of the change in size, if any, of each of the Fund’s classes on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionally more than expenses. The
Board also considered the Adviser’s reinvestment in the business in the form of adding to investment capabilities and resources, improvements in technology, and customer service. The Board determined that the current investment management fee structure was reasonable.
Other Benefits –The Board also considered the potential direct and indirect benefits to the Adviser from its relationship with the Trust, including that the Adviser may derive reputational and other benefits from its association with the Fund. These potential benefits included, among other things, the opportunity to offer additional products and services to the Fund’s shareholders.
Conclusions –The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Adviser: (i) the Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Adviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund’s advisory fees are reasonable in relation to those of similar funds

Supplemental Information — continued
February 28, 2025
Victory Portfolios III
25
(Unaudited)
and to the services to be provided by the Adviser; and (v) the Adviser’s and its affiliates’ level of profitability from their relationship with the
Fund is reasonable in light of the nature and high quality of services provided by the Adviser and its affiliates and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
40862-0425

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Change in Auditor
At the meeting held on March 11, 2025, Ernst & Young LLP (“EY”) resigned as the Victory Portfolios III’s (the “Trust”) independent registered public accounting firm effective upon the completion of certain statutory audits for the fiscal year ended February 28, 2025. Effective on the same date, the Trust’s Board and Audit and Compliance Committee recommended and appointed Cohen & Company, LTD (“Cohen”) as the Trust’s independent registered public accounting firm for fiscal years ending with April 30, 2025, February 28, 2026, and April 30, 2026.
EY’s report on the financial statements of Victory Portfolios III for the past two fiscal years ended February 28, 2025 and February 29, 2024 did not contain an adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.  In connection with the audits of Victory Portfolios III’s financial statements for each of the two fiscal years ended February 28, 2025 and February 29, 2024, and in the subsequent interim period through March 11, 2025, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of EY would have caused EY to make reference to the matter in their report. There were no “reportable events” as that term is described in Item 304(a)(1)(v) of Regulation S-K.  The Trust has requested EY to furnish it a letter addressed to the Securities and Exchange Commission stating whether it agrees with the above statements in accordance with Item 304(a) of Regulation S-K. A copy of that letter, dated April 30, 2025, is filed as Exhibit 19.a.5 to this Form N-CSR.
During the fiscal years ended February 29, 2025, February 28, 2024, and for the interim period ended March 11, 2025, the Trust did not consult with Cohen on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as described in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable.

(a)(5) Change in the registrant’s independent public accountant.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios III

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Executive Officer

Date      April 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date      April 30, 2025

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      April 30, 2025